UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

Item 1. Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.73%

AIRLINES — 0.36%
Air China Ltd. Class H	22,820,000	$22,054,141

		22,054,141

AUTOMOBILES — 1.66%
Byd Co. Ltd. Class Ha,b	8,576,500	53,560,935
Great Wall Motor Co. Ltd. Class Ha	38,736,500	47,382,875

		100,943,810
BANKS — 28.50%
Agricultural Bank of China Ltd. Class H	322,679,000	132,400,772
Bank of China Ltd. Class H	669,251,000	316,918,642
Bank of Communications Co. Ltd. Class H	100,636,200	74,534,753
China CITIC Bank Corp. Ltd. Class Hb	94,855,000	61,563,161
China Construction Bank Corp. Class H	703,713,320	511,207,080
China Everbright Bank Co. Ltd. Class H	41,161,000	20,235,018
China Merchants Bank Co. Ltd. Class H	57,372,938	150,648,287
China Minsheng Banking Corp. Ltd. Class H	81,450,500	82,080,025
Industrial & Commercial Bank of China Ltd. Class H	601,835,995	384,393,514

		1,733,981,252
CAPITAL MARKETS—3.50%
China Cinda Asset Management Co. Ltd. Class H	113,279,000	44,287,863
CITIC Securities Co. Ltd. Class H	28,474,000	61,796,968
Haitong Securities Co. Ltd. Class H	42,610,800	74,664,155
Huatai Securities Co. Ltd.[b,c]	14,179,600	32,347,367

		213,096,353
CONSTRUCTION & ENGINEERING—2.81%
China Communications Construction Co. Ltd. Class H	55,332,000	76,535,663

Security	Shares	Value

China Railway Construction Corp. Ltd. Class H	23,614,000	$35,527,186
China Railway Group Ltd. Class H	47,850,000	45,564,960
Metallurgical Corp. of China Ltd. Class H	36,203,000	13,359,902

		170,987,711
CONSTRUCTION MATERIALS—0.75%
Anhui Conch Cement Co. Ltd. Class H	14,942,500	45,790,941

		45,790,941
DIVERSIFIED TELECOMMUNICATION SERVICES—3.20%
China Telecom Corp. Ltd. Class H	202,286,000	106,231,406
China Unicom Hong Kong Ltd.	71,824,000	88,689,911

		194,921,317
ENERGY EQUIPMENT & SERVICES—0.55%
China Oilfield Services Ltd. Class H	22,640,000	25,298,048
Sinopec Oilfield Service Corp.[a,b]	26,256,000	8,334,055

		33,632,103

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2015

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.50%
CGN Power Co. Ltd. Class Hc	124,957,000	$51,916,948
China Resources Power Holdings Co. Ltd.	23,772,000	54,046,095
Huaneng Power International Inc. Class H	42,140,000	45,836,854

		151,799,897
INDUSTRIAL CONGLOMERATES — 3.25%
CITIC Ltd.[a]	79,981,000	149,639,940
Fosun International Ltd.[a]	26,126,500	47,802,450

		197,442,390
INSURANCE — 14.33%
China Life Insurance Co. Ltd. Class H	75,746,000	274,148,114
China Pacific Insurance Group Co. Ltd. Class H	32,255,200	129,019,135
New China Life Insurance Co. Ltd. Class H	10,052,700	44,361,020
People’s Insurance Co. Group of China Ltd. (The) Class H	79,529,000	42,688,564
PICC Property & Casualty Co. Ltd. Class H	40,771,700	93,116,101
Ping An Insurance Group Co. of China Ltd. Class H	51,287,000	288,857,892

		872,190,826
INTERNET SOFTWARE & SERVICES — 9.69%
Tencent Holdings Ltd.	31,153,300	589,292,239

		589,292,239
MACHINERY — 1.43%
CRRC Corp. Ltd. Class Hb	50,802,450	65,091,848
Shanghai Electric Group Co. Ltd. Class Ha	35,358,000	21,944,488

		87,036,336
OIL, GAS & CONSUMABLE FUELS — 11.90%
China Coal Energy Co. Ltd. Class Ha	30,286,000	13,013,042
China Petroleum & Chemical Corp. Class H	307,760,600	220,393,457
China Shenhua Energy Co. Ltd. Class H	42,473,000	71,901,751
CNOOC Ltd.	189,651,000	212,651,087

Security	Shares	Value

PetroChina Co. Ltd. Class H	263,674,000	$206,173,397

		724,132,734
PERSONAL PRODUCTS — 1.63%
Hengan International Group Co. Ltd.	9,143,500	99,043,474

		99,043,474
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.58%
China Overseas Land & Investment Ltd.	48,008,000	156,101,418
China Resources Land Ltd.[a]	33,781,333	88,266,215
China Vanke Co. Ltd. Class H	16,434,400	38,551,424
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	8,487,000	56,834,789

		339,753,846

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 8.09%
China Mobile Ltd.	41,114,000	$492,300,641

		492,300,641

TOTAL COMMON STOCKS (Cost: $6,405,970,543)		6,068,400,011

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	83,708,948	83,708,948
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	4,331,413	4,331,413
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	742,642	742,642

		88,783,003

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,783,003)		88,783,003

TOTAL INVESTMENTS IN SECURITIES — 101.19%
(Cost: $6,494,753,546)		6,157,183,014

Other Assets, Less Liabilities — (1.19)%		(72,126,599)

NET ASSETS — 100.00%		$6,085,056,415

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of October 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Hang Seng Index	230	Nov. 2015	Hong Kong Futures	$15,472,123	$(347,369)

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.89%

DOMESTIC EQUITY — 42.69% iShares Core S&P 500 ETF[a]	701,983	$146,749,546
iShares Core S&P Mid-Cap ETF[a]	87,613	12,634,671
iShares Core S&P Small-Cap ETF[a,b]	47,442	5,363,318

		164,747,535
DOMESTIC FIXED INCOME — 20.08% iShares Core Total USD Bond Market ETF[a]	458,425	46,025,870
iShares Core U.S. Credit Bond ETF[a]	123,296	13,420,769
iShares Core U.S. Treasury Bond ETF[a,b]	713,531	18,059,470

		77,506,109

INTERNATIONAL EQUITY — 37.12% iShares Core MSCI Emerging Markets ETF[a]	649,373	27,494,453
iShares Core MSCI Europe ETF[a,b]	1,606,287	70,483,874
iShares Core MSCI Pacific ETF[a]	941,466	45,246,856

		143,225,183

TOTAL INVESTMENT COMPANIES
(Cost: $370,398,979)		385,478,827

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,c,d]	954,191	954,191
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,c,d]	49,373	49,373
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,c]	449,683	449,683

		1,453,247

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,453,247)		1,453,247

Security	Shares	Value

TOTAL INVESTMENTS IN SECURITIES — 100.27%
(Cost: $371,852,226)		$386,932,074

Other Assets, Less Liabilities — (0.27)%		(1,043,451)

NET ASSETS — 100.00%		$385,888,623

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 15.96%
iShares Core S&P 500 ETF[a]	151,883	$31,751,141
iShares Core S&P Mid-Cap ETF[a]	18,951	2,732,924
iShares Core S&P Small-Cap ETF[a,b]	10,265	1,160,458

		35,644,523

DOMESTIC FIXED INCOME — 70.08%
iShares Core Total USD Bond Market ETF[a]	925,740	92,944,296
iShares Core U.S. Credit Bond ETF[a]	248,983	27,101,800
iShares Core U.S. Treasury Bond ETF[a]	1,440,898	36,469,128

		156,515,224

INTERNATIONAL EQUITY — 13.87%
iShares Core MSCI Emerging Markets ETF[a]	140,501	5,948,812
iShares Core MSCI Europe ETF[a]	347,542	15,250,143
iShares Core MSCI Pacific ETF[a]	203,699	9,789,774

		30,988,729

TOTAL INVESTMENT COMPANIES
(Cost: $222,343,796)		223,148,476

SHORT-TERM INVESTMENTS — 0.63%
MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,c,d]	1,118,151	1,118,151
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,c,d]	57,857	57,857
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,c]	227,503	227,503

		1,403,511

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,403,511)		1,403,511
TOTAL INVESTMENTS IN SECURITIES — 100.54%
(Cost: $223,747,307)		224,551,987

Security	Shares	Value

Other Assets, Less Liabilities — (0.54)%		$(1,207,096)

NET ASSETS — 100.00%		$223,344,891

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

5

Schedule of Investments  (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 31.98% iShares Core S&P 500 ETF[a]	715,446	$149,563,986
iShares Core S&P Mid-Cap ETF[a]	89,293	12,876,944
iShares Core S&P Small-Cap ETF[a,b]	48,347	5,465,628

		167,906,558
DOMESTIC FIXED INCOME — 40.12% iShares Core Total USD Bond Market ETF[a]	1,245,940	125,092,376
iShares Core U.S. Credit Bond ETF[a]	334,960	36,460,396
iShares Core U.S. Treasury Bond ETF[a,b]	1,939,026	49,076,748

		210,629,520
INTERNATIONAL EQUITY — 27.81% iShares Core MSCI Emerging Markets ETF[a]	661,918	28,025,608
iShares Core MSCI Europe ETF[a,b]	1,637,828	71,867,893
iShares Core MSCI Pacific ETF[a]	959,876	46,131,641

		146,025,142

TOTAL INVESTMENT COMPANIES
(Cost: $518,465,222)		524,561,220

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,c,d]	17,260	17,260
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,c,d]	893	893
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,c]	75,986	75,986

		94,139

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,139)		94,139

Security	Shares	Value

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $518,559,361)		$524,655,359
Other Assets, Less Liabilities — 0.07%		358,887

NET ASSETS — 100.00%		$525,014,246

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

6

Schedule of Investments  (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 21.29% iShares Core S&P 500 ETF[a]	334,887	$70,008,127
iShares Core S&P Mid-Cap ETF[a]	41,796	6,027,401
iShares Core S&P Small-Cap ETF[a,b]	22,632	2,558,548

		78,594,076
DOMESTIC FIXED INCOME — 60.11% iShares Core Total USD Bond Market ETF[a]	1,312,174	131,742,269
iShares Core U.S. Credit Bond ETF[a]	352,916	38,414,907
iShares Core U.S. Treasury Bond ETF[a,b]	2,042,377	51,692,562

		221,849,738
INTERNATIONAL EQUITY — 18.51% iShares Core MSCI Emerging Markets ETF[a]	309,789	13,116,466
iShares Core MSCI Europe ETF[a]	766,293	33,624,937
iShares Core MSCI Pacific ETF[a]	449,134	21,585,380

		68,326,783

TOTAL INVESTMENT COMPANIES
(Cost: $364,214,903)		368,770,597

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,c,d]	317,138	317,138
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,c,d]	16,410	16,410
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,c]	66,569	66,569

		400,117

TOTAL SHORT-TERM INVESTMENTS
(Cost: $400,117)		400,117

Security	Shares	Value

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $364,615,020)		$369,170,714
Other Assets, Less Liabilities — (0.02)%		(81,676)

NET ASSETS — 100.00%		$369,089,038

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

7

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.93%

AUSTRALIA — 6.18%
Abacus Property Group	174,218	$406,447
Adelaide Brighton Ltd.	251,961	753,201
AGL Energy Ltd.	342,209	4,084,613
Ainsworth Game Technology Ltd.	82,847	187,961
ALS Ltd.	207,636	762,910
Alumina Ltd.	1,279,034	990,091
Amcor Ltd./Australia	581,568	5,663,653
AMP Ltd.	1,457,171	5,957,014
Ansell Ltd.	77,202	1,108,205
APA Group	570,047	3,741,640
APN News & Media Ltd.[a]	498,128	183,026
ARB Corp. Ltd.	50,172	529,411
Ardent Leisure Group	228,601	455,036
Aristocrat Leisure Ltd.	272,509	1,812,009
Arrium Ltd.[b]	1,539,156	109,811
Asaleo Care Ltd.	199,811	250,897
Asciano Ltd.	468,155	2,738,842
ASX Ltd.	95,405	2,805,709
Aurizon Holdings Ltd.	1,027,389	3,789,562
AusNet Services	950,670	980,079
Australia & New Zealand Banking Group Ltd.	1,353,091	26,267,520
Australian Agricultural Co. Ltd.[a,b]	292,207	314,797
Automotive Holdings Group Ltd.	142,201	431,176
Aveo Group	232,251	510,354
AWE Ltd.[a,b]	429,653	193,118
Bank of Queensland Ltd.	176,630	1,647,038
Beach Energy Ltd.	659,232	301,011
Bega Cheese Ltd.[b]	77,476	320,596
Bendigo & Adelaide Bank Ltd.	219,759	1,677,621
BHP Billiton Ltd.	1,575,322	25,872,487
BlueScope Steel Ltd.	273,853	871,397
Boral Ltd.	368,100	1,415,527
Bradken Ltd.[a]	138,412	95,787
Brambles Ltd.	761,272	5,637,684
BT Investment Management Ltd.	106,323	865,519
BWP Trust	292,056	670,943
Cabcharge Australia Ltd.[b]	121,866	245,186
Caltex Australia Ltd.	132,356	2,983,968
Cardno Ltd.[b]	80,331	175,375
carsales.com Ltd.[b]	127,269	889,841
Challenger Ltd./Australia	280,703	1,648,202
Charter Hall Group	193,532	619,958

Security	Shares	Value

Charter Hall Retail REIT	172,084	$520,559
CIMIC Group Ltd.	51,679	1,022,047
Coca-Cola Amatil Ltd.	275,932	1,793,428
Cochlear Ltd.	28,821	1,829,020
Commonwealth Bank of Australia	830,021	45,437,852
Computershare Ltd.	233,709	1,802,456
Cromwell Property Group	630,216	451,876
Crown Resorts Ltd.	178,337	1,458,108
CSL Ltd.	232,787	15,576,819
CSR Ltd.	265,844	525,376
Dexus Property Group	459,853	2,539,355
Domino’s Pizza Enterprises Ltd.	32,819	1,094,638
Downer EDI Ltd.	224,359	568,245
Drillsearch Energy Ltd.[a,b]	397,594	224,094

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

DUET Group	1,192,915	$2,008,561
DuluxGroup Ltd.	202,773	853,543
Echo Entertainment Group Ltd.	392,270	1,430,110
Energy World Corp. Ltd.[a,b]	511,563	91,244
Evolution Mining Ltd.	437,376	438,424
Fairfax Media Ltd.	1,240,575	836,408
Federation Centres	1,609,293	3,341,117
FlexiGroup Ltd./Australia[b]	193,706	422,891
Flight Centre Travel Group Ltd.[b]	26,816	726,055
Fortescue Metals Group Ltd.[b]	763,943	1,139,123
G8 Education Ltd.[b]	173,448	371,239
Genworth Mortgage Insurance Australia Ltd.	184,200	354,827
Goodman Group	854,031	3,698,502
GPT Group (The)	846,204	2,879,764
GrainCorp Ltd. Class A	99,273	640,978
GUD Holdings Ltd.	53,357	306,063
GWA Group Ltd.[b]	170,352	301,413
Harvey Norman Holdings Ltd.	267,613	759,895
Healthscope Ltd.	565,154	1,088,665
Iluka Resources Ltd.	205,540	941,445
Incitec Pivot Ltd.	826,580	2,329,408
Independence Group NLb	229,419	453,391
Insurance Australia Group Ltd.	1,151,743	4,609,799
Investa Office Fund	295,315	851,198
Invocare Ltd.	63,634	504,390
IOOF Holdings Ltd.	128,491	856,215
Iress Ltd.	72,086	482,925
Jacana Minerals Ltd.[a,b]	6,357	—
James Hardie Industries PLC	222,181	2,900,825
Japara Healthcare Ltd.	167,214	369,826
JB Hi-Fi Ltd.[b]	51,282	657,105
Karoon Gas Australia Ltd.[a],b	109,395	138,535
Lend Lease Group	270,896	2,512,520
Liquefied Natural Gas Ltd.[a,b]	407,943	435,115
M2 Group Ltd.	79,323	560,271
Macquarie Atlas Roads Group	247,034	719,085
Macquarie Group Ltd.	148,030	9,050,948
Magellan Financial Group Ltd.	60,163	967,062
Mayne Pharma Group Ltd.[a]	400,909	293,179
McMillan Shakespeare Ltd.	44,195	396,344
Medibank Pvt Ltd.	1,343,504	2,262,114
Metcash Ltd.	470,227	399,225
Mineral Resources Ltd.	93,909	286,757
Mirvac Group	1,761,439	2,268,341

Security	Shares	Value

Monadelphous Group Ltd.[b]	36,016	$177,814
Myer Holdings Ltd.[b]	424,070	290,451
National Australia Bank Ltd.	1,278,638	27,504,163
Navitas Ltd.	128,039	383,668
Newcrest Mining Ltd.[a]	382,516	3,359,473
Nine Entertainment Co. Holdings Ltd.	356,343	394,061
Northern Star Resources Ltd.	294,001	578,924
Nufarm Ltd./Australia	94,606	564,947
Orica Ltd.	180,920	2,127,195
Origin Energy Ltd.	849,395	3,333,005
Orora Ltd.	603,963	1,008,300
OZ Minerals Ltd.	159,023	494,664
Pacific Brands Ltd.[a]	751,685	386,128
Pact Group Holdings Ltd.	58,733	214,963
Perpetual Ltd.	26,014	833,516
Platinum Asset Management Ltd.	135,855	717,250
Premier Investments Ltd.	47,191	460,921
Primary Health Care Ltd.	250,558	663,202
Qantas Airways Ltd.	249,623	703,469

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

QBE Insurance Group Ltd.	673,330	$6,365,131
Qube Holdings Ltd.	387,743	633,495
Ramsay Health Care Ltd.	70,102	3,101,385
REA Group Ltd.	27,022	925,963
Recall Holdings Ltd.	163,750	894,898
Regis Resources Ltd.	217,990	323,492
Retail Food Group Ltd.	84,831	280,220
Rio Tinto Ltd.	204,694	7,396,872
SAI Global Ltd.	160,042	501,259
Sandfire Resources NL	79,644	360,251
Santos Ltd.	487,090	2,029,484
Scentre Group	2,616,587	7,728,568
Seek Ltd.	163,412	1,495,802
Senex Energy Ltd.[a]	481,243	63,518
Seven West Media Ltd.[b]	577,110	277,924
Shopping Centres Australasia Property Group	387,619	569,686
Sigma Pharmaceuticals Ltd.	693,350	415,523
Sims Metal Management Ltd.	88,002	617,805
Sirtex Medical Ltd.	30,031	815,245
Slater & Gordon Ltd.[b]	156,042	308,379
Sonic Healthcare Ltd.	188,381	2,591,240
South32 Ltd.[a]	2,601,245	2,718,832
Southern Cross Media Group Ltd.	357,789	250,159
Spotless Group Holdings Ltd.	437,674	671,356
Steadfast Group Ltd.	424,768	454,576
Stockland	1,119,287	3,234,149
Suncorp Group Ltd.	627,426	5,868,522
Super Retail Group Ltd.	72,679	500,898
Sydney Airport	535,173	2,462,734
Syrah Resources Ltd.[a,b]	109,023	245,015
Tabcorp Holdings Ltd.	397,640	1,339,046
Tatts Group Ltd.	719,313	2,032,248
Technology One Ltd.	156,835	430,792
Telstra Corp. Ltd.	2,078,617	8,008,142
Ten Network Holdings Ltd.[a,b]	1,065,540	125,435
Ten Network Holdings Ltd.	201,589	23,731
Tox Free Solutions Ltd.	114,168	234,585
TPG Telecom Ltd.	159,213	1,256,311
Transfield Services Ltd.[a]	317,045	227,327
Transpacific Industries Group Ltd.	812,418	394,141
Transurban Group	932,225	6,943,601
Treasury Wine Estates Ltd.	363,766	1,837,464
Veda Group Ltd.	432,764	808,939
Virtus Health Ltd.	62,903	283,181

Security	Shares	Value

Vocus Communications Ltd.[b]	97,145	$451,196
Wesfarmers Ltd.	550,837	15,487,919
Western Areas Ltd.	140,543	239,646
Westfield Corp.	979,883	7,165,749
Westpac Banking Corp.	1,530,302	34,260,492
Westpac Banking Corp. New[a]	62,963	1,367,843
Whitehaven Coal Ltd.[a,b]	364,386	265,171
Woodside Petroleum Ltd.	358,580	7,575,093
Woolworths Ltd.	621,371	10,688,376
WorleyParsons Ltd.	101,269	471,072

		442,959,935
AUSTRIA — 0.29%
ams AG	35,112	1,129,141
Andritz AG	39,465	1,996,652
BUWOG AG	27,288	583,280
CA Immobilien Anlagen AG	39,840	784,905
Conwert Immobilien Invest SEa	35,303	508,332

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Erste Group Bank AGa	138,024	$4,066,328
EVN AG	15,155	168,247
Flughafen Wien AG	2,834	268,322
IMMOFINANZ AGa	440,491	1,134,724
Lenzing AG	4,692	360,531
Mayr Melnhof Karton AG	3,796	450,565
Oesterreichische Post AG	18,214	665,975
OMV AG	73,864	1,974,572
Palfinger AG	7,090	200,342
Raiffeisen Bank International AGa,b	58,613	931,060
RHI AG	14,349	326,047
S IMMO AG	32,380	289,010
Schoeller-Bleckmann Oilfield Equipment AG	5,841	352,616
Semperit AG Holding	4,906	170,711
UNIQA Insurance Group AG	69,217	646,168
Voestalpine AG	56,548	2,057,310
Wienerberger AG	55,981	1,036,738
Zumtobel Group AG	16,289	372,468

		20,474,044
BELGIUM — 1.39%
Ablynx NVa,b	42,502	563,398
Ackermans & van Haaren NV	11,727	1,794,161
Ageas	95,668	4,246,738
AGFA-Gevaert NVa	132,739	568,045
Anheuser-Busch InBev SA/NV	393,883	47,295,686
Barco NV	7,075	467,048
Befimmo SA	12,040	810,102
Bekaert SA	16,982	506,498
bpost SA	49,027	1,233,170
Cie. d’Entreprises CFE	4,205	523,962
Cofinimmo SA	9,148	1,025,692
Colruyt SA	33,899	1,686,405
D’ieteren SA/NV	11,917	405,192
Delhaize Group	50,092	4,670,754
Econocom Group SA/NV	34,533	310,134
Elia System Operator SA/NV	16,827	818,056
Euronav NV	60,568	898,888
EVS Broadcast Equipment SA	8,776	257,193
Fagron	17,166	423,715
Galapagos NVa,b	17,309	841,297
Gimv NV	12,911	609,421
Groupe Bruxelles Lambert SA	36,271	2,961,335
Ion Beam Applications	3,497	125,353
KBC Ancora	16,744	668,085

Security	Shares	Value

KBC Groep NV	121,938	$7,462,315
Kinepolis Group NV	9,422	393,319
Melexis NV	11,759	576,088
Mobistar SAa	16,570	407,631
Nyrstar NVa,b	174,600	268,285
Ontex Group NV	35,127	1,085,515
Proximus SADP	71,831	2,500,656
Solvay SA	28,172	3,199,157
Telenet Group Holding NVa	26,543	1,551,653
Tessenderlo Chemie NVa	17,587	570,585
UCB SA	61,605	5,357,051
Umicore SA	46,361	1,979,370
Warehouses De Pauw CVA	7,983	656,973

		99,718,926

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

DENMARK — 1.74%
ALK-Abello A/S	3,795	$414,846
Alm Brand A/S	52,167	297,492
Ambu A/Sb	9,014	245,671
AP Moeller — Maersk A/S Class A	2,080	2,993,127
AP Moeller — Maersk A/S Class B	3,258	4,825,809
Bang & Olufsen A/Sa,b	25,574	168,948
Bavarian Nordic A/Sa	15,865	639,187
Carlsberg A/S Class B	50,858	4,188,448
Chr Hansen Holding A/S	48,858	2,949,775
Coloplast A/S Class B	54,460	3,925,263
D/S Norden A/Sa	13,059	261,520
Danske Bank A/S	342,496	9,461,356
Dfds A/S	15,954	486,806
DSV A/S	85,739	3,492,450
FLSmidth & Co. A/Sb	25,194	958,321
Genmab A/Sa	26,039	2,580,296
GN Store Nord A/S	76,905	1,409,105
ISS A/S	72,073	2,548,262
Jyske Bank A/S Registered[a]	33,936	1,664,328
Matas A/S	26,828	488,779
NKT Holding A/S	13,207	722,246
Novo Nordisk A/S Class B	962,966	51,391,849
Novozymes A/S Class B	114,342	5,326,543
Pandora A/S	53,849	6,241,386
Rockwool International A/S Class B	3,478	547,108
Royal Unibrew A/S	23,036	915,476
Schouw & Co.	7,517	395,268
SimCorp A/S	21,689	1,068,194
Solar A/S Class B	3,975	242,873
Spar Nord Bank A/S	61,232	589,537
Sydbank A/S	38,603	1,275,674
TDC A/S	394,265	2,076,093
Topdanmark A/Sa,b	38,333	1,025,438
Tryg A/S	58,089	1,049,718
Vestas Wind Systems A/S	109,700	6,423,215
William Demant Holding A/Sa	12,240	1,067,863

		124,358,270
FINLAND — 0.93%
Amer Sports OYJ	57,393	1,617,947
Cargotec OYJ Class B	17,603	630,412
Caverion Corp.	50,562	442,358
Citycon OYJ	166,320	440,206
Cramo OYJ	17,409	321,155
Elisa OYJ	69,238	2,621,863

Security	Shares	Value

Fortum OYJ	219,870	$3,315,304
Huhtamaki OYJ	45,153	1,601,092
Kemira OYJ	51,625	614,757
Kesko OYJ Class B	31,408	1,007,538
Kone OYJ Class B	164,800	7,074,321
Konecranes OYJ[b]	24,189	651,710
Metsa Board OYJ	100,648	643,737
Metso OYJ	54,765	1,347,250
Neste OYJ	63,454	1,555,396
Nokia OYJ	1,800,838	13,467,534
Nokian Renkaat OYJ	55,353	2,099,132
Oriola-KD OYJ Class Ba	61,770	303,642
Orion OYJ Class B	49,783	1,788,366
Outokumpu OYJ[a,b]	134,055	458,468
Outotec OYJ[b]	82,968	286,866

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

PKC Group OYJ	12,230	$226,290
Ramirent OYJ	31,863	249,198
Sampo OYJ Class A	219,207	10,770,700
Sanoma OYJ	35,981	158,588
Sponda OYJ	99,225	423,529
Stockmann OYJ Abp Class Ba,b	18,143	141,695
Stora Enso OYJ Class R	267,084	2,491,565
Technopolis OYJ	46,811	189,775
Tieto OYJ	27,649	712,556
UPM-Kymmene OYJ	258,675	4,871,959
Uponor OYJ	29,062	389,414
Valmet OYJ	55,913	592,320
Wartsila OYJ Abp	71,225	3,057,455
YIT OYJ[b]	55,455	293,428

		66,857,526
FRANCE — 9.26%
AB Science SAa,b	9,595	128,779
ABC Arbitrage	60,530	339,003
Accor SA	101,642	5,079,495
Aeroports de Paris	14,351	1,812,772
Air France-KLM[a,b]	62,083	457,497
Air Liquide SA	169,058	22,017,818
Airbus Group SE	290,102	20,304,423
Albioma SA	18,280	298,856
Alcatel-Lucent[a]	1,379,931	5,638,537
Alstom SAa	103,482	3,390,476
Alten SA	15,781	822,813
Altran Technologies SA	70,385	882,472
ANF Immobilier	4,407	103,449
APERAM SAa	23,996	744,719
ArcelorMittal	478,966	2,684,073
Arkema SA	32,011	2,355,393
Assystem	7,921	166,249
Atos SE	42,375	3,396,033
AXA SA	960,756	25,816,104
BNP Paribas SA	517,629	31,597,610
Boiron SA	3,958	351,438
Bollore SA	417,154	2,074,563
Bonduelle SCA	5,742	143,730
BOURBON SAb	8,657	128,239
Bouygues SA	97,676	3,718,698
Bureau Veritas SA	128,021	2,908,977
Cap Gemini SA	76,388	6,837,475
Carrefour SA	269,052	8,818,171
Casino Guichard Perrachon SA	26,379	1,525,165

Security	Shares	Value

CGG SAa,b	81,496	$329,400
Christian Dior SE	26,876	5,317,224
Cie. de Saint-Gobain	235,081	9,914,669
Cie. Generale des Etablissements Michelin Class B	90,495	9,056,857
CNP Assurances	77,060	1,105,765
Coface SAa	50,782	413,037
Credit Agricole SA	499,108	6,351,434
Danone SA	283,576	19,863,326
Dassault Systemes	63,070	5,005,113
DBV Technologies SAa	11,052	767,554
Derichebourg SAa	58,374	180,487
Edenred	98,968	1,828,461
Eiffage SA	21,084	1,321,733
Electricite de France SA	121,088	2,265,223
Elior[c]	37,351	712,557
Elis SA	32,757	557,611

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Engie SA	720,820	$12,704,231
Eramet[a,b]	2,940	116,721
Essilor International SA	101,646	13,429,079
Esso SA Francaise[a]	2,219	127,758
Etablissements Maurel et Prom[a,b]	56,357	204,133
Euler Hermes Group	6,324	595,540
Eurazeo SA	19,987	1,414,799
Eurofins Scientific SE	4,594	1,670,866
Eutelsat Communications SA	83,560	2,770,060
Faiveley Transport SA	3,819	404,991
Faurecia	30,462	1,212,404
FFP	3,562	261,859
Fonciere des Regions	14,036	1,329,543
GameLoft SEa,b	60,868	349,637
Gaztransport Et Technigaz SA	12,602	633,396
Gecina SA	16,566	2,130,077
Genfit[a,b]	10,217	461,380
GL Events	7,698	147,367
Groupe Eurotunnel SE Registered	228,228	3,213,169
Groupe Fnac SAa,b	6,019	392,218
Havas SA	90,845	791,777
Hermes International	12,984	5,024,992
ICADE	15,666	1,165,695
Iliad SA	12,853	2,716,800
Imerys SA	17,540	1,206,904
Ingenico Group SA	27,098	3,214,891
Ipsen SA	18,950	1,201,980
IPSOS	20,555	419,495
JCDecaux SA	37,874	1,550,080
Kering	36,978	6,884,889
Klepierre	91,751	4,375,905
Korian SA	19,136	727,273
L’Oreal SA	122,994	22,560,440
Lagardere SCA	59,449	1,740,921
Legrand SA	129,915	7,166,920
LISI	8,570	210,164
LVMH Moet Hennessy Louis Vuitton SE	136,920	25,651,779
Marie Brizard Wine & Spirits SAa	13,616	294,200
Mercialys SA	26,664	615,744
Mersen	9,411	177,561
Metropole Television SA	31,496	609,035
Montupet	4,866	384,060
MPI	43,199	109,278
Natixis SA	452,212	2,787,411

Security	Shares	Value

Naturex[a,b]	3,169	$224,041
Neopost SA	18,927	473,142
Nexans SAa	14,328	573,032
Nexity SA	16,348	727,590
Numericable-SFR SAS[a]	48,034	2,186,104
Orange SA	972,774	17,230,809
Orpea	17,763	1,432,399
Parrot SAa,b	6,795	309,251
Pernod Ricard SA	103,240	12,225,525
Peugeot SAa	211,452	3,743,127
Plastic Omnium SA	30,593	889,135
Publicis Groupe SA	92,520	6,036,064
Rallye SAb	13,407	249,475
Remy Cointreau SA	11,900	833,283
Renault SA	94,207	8,921,559
Rexel SA	136,748	1,877,660
Rubis SCA	21,413	1,726,496
Safran SA	144,297	11,015,975
Saft Groupe SA	16,545	429,496

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Sanofi	576,042	$58,446,440
Sartorius Stedim Biotech	1,903	675,526
Schneider Electric SE	272,663	16,589,943
SCOR SE	77,012	2,881,365
SEB SA	10,773	1,100,549
SES SA	158,131	4,696,257
Societe BIC SA	14,457	2,316,438
Societe Generale SA	354,505	16,568,765
Societe Television Francaise 1	63,142	817,119
Sodexo SA	45,158	4,039,091
Solocal Group[b]	23,964	196,183
Sopra Steria Group	8,190	936,373
STMicroelectronics NV	311,396	2,166,065
Suez Environnement Co.	155,062	2,965,017
Technicolor SA Registered[b]	142,088	968,114
Technip SA	50,042	2,626,024
Teleperformance	28,316	2,235,842
Thales SA	52,138	3,797,189
Total SA	1,056,083	51,499,655
UBISOFT Entertainment[a]	49,259	1,484,141
Unibail-Rodamco SE	47,926	13,452,426
Valeo SA	38,916	6,048,491
Vallourec SA	55,433	618,464
Veolia Environnement SA	229,114	5,359,198
Vicat	8,610	554,494
Vilmorin & Cie SA	2,391	169,302
Vinci SA	234,825	15,921,939
Virbac SAb	2,370	474,778
Vivendi SA	570,658	13,814,722
Wendel SA	14,009	1,689,101
Zodiac Aerospace	98,095	2,492,295

		663,396,369
GERMANY — 8.20%
Aareal Bank AG	31,429	1,202,980
adidas AG	103,326	9,308,042
AIXTRON SEa,b	53,372	341,363
Allianz SE Registered	223,596	39,358,709
Alstria office REIT-AGb	62,455	875,840
AURELIUS SE & Co KGaA	11,121	498,518
Aurubis AG	16,966	1,139,483
Axel Springer SE	22,586	1,275,924
BASF SE	449,813	37,032,913
Bauer AG	11,764	249,506
Bayer AG Registered	405,411	54,345,058

Security	Shares	Value

Bayerische Motoren Werke AG	161,153	$16,619,731
BayWa AGb	6,823	232,103
Bechtle AG	8,175	758,563
Beiersdorf AG	48,469	4,627,573
Bertrandt AG	3,076	362,556
Bijou Brigitte AG	2,604	145,292
Bilfinger SEb	17,131	771,995
Borussia Dortmund GmbH & Co. KGaA	55,950	250,311
Brenntag AG	75,810	4,601,707
CANCOM SE	9,332	368,275
Carl Zeiss Meditec AG Bearer	17,291	509,028
Cewe Stiftung & Co. KGAA	4,535	273,724
comdirect bank AG	14,596	177,519
Commerzbank AGa	505,636	5,591,094
CompuGroup Medical AG	13,134	388,827
Continental AG	54,027	13,052,220
CTS Eventim AG & Co. KGaA	24,489	963,179

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Daimler AG Registered	469,949	$40,995,635
Deutsche Bank AG Registered	673,592	18,951,807
Deutsche Beteiligungs AG	11,341	323,845
Deutsche Boerse AG	94,912	8,780,731
Deutsche Euroshop AG	21,858	1,059,261
Deutsche Lufthansa AG Registered[a]	110,633	1,641,290
Deutsche Post AG Registered	475,458	14,217,563
Deutsche Telekom AG Registered	1,559,088	29,286,806
Deutsche Wohnen AG Bearer	163,940	4,646,027
DEUTZ AG	62,057	233,966
Dialog Semiconductor PLC[a,b]	37,092	1,378,764
DIC Asset AG	27,193	268,907
DMG Mori AG	19,291	769,391
Draegerwerk AG & Co. KGaA	1,176	75,710
Drillisch AG	24,640	1,276,824
Duerr AG	13,250	1,109,016
E.ON SE	986,358	10,456,704
ElringKlinger AG	21,123	475,187
Evonik Industries AG	68,639	2,505,920
Evotec AGa	64,013	280,514
Fraport AG Frankfurt Airport Services Worldwide[b]	18,842	1,200,957
Freenet AG	64,896	2,199,369
Fresenius Medical Care AG & Co. KGaA	106,738	9,655,498
Fresenius SE & Co. KGaA	186,281	13,735,503
GEA Group AG	89,883	3,620,583
Gerresheimer AG	16,040	1,257,488
Gerry Weber International AGb	14,362	234,960
Gesco AG	2,809	199,769
Grammer AG	11,028	295,720
Grand City Properties SA	40,085	804,123
Hamborner REIT AG	48,909	522,336
Hamburger Hafen und Logistik AG	14,326	208,181
Hannover Rueck SE	30,389	3,531,481
HeidelbergCement AG	68,191	5,105,677
Heidelberger Druckmaschinen AGa,b	136,384	393,967
Henkel AG & Co. KGaA	51,769	4,804,249
HUGO BOSS AG	32,683	3,378,906
Indus Holding AG	13,589	635,945
Infineon Technologies AG	551,935	6,825,536
Jenoptik AG	24,478	397,212

Security	Shares	Value

K+S AG Registered	93,081	$2,360,278
Kabel Deutschland Holding AG	10,580	1,352,793
KION Group AG	32,697	1,481,230
Kloeckner & Co. SEb	48,369	433,377
Kontron AGa	42,238	144,640
Krones AG	7,172	866,727
KUKA AGb	11,849	1,006,413
KWS Saat SE	924	300,289
Lanxess AG	44,771	2,415,940
LEG Immobilien AG	28,044	2,247,513
LEONI AG	18,748	768,962
Linde AG	90,361	15,746,178
MAN SE	15,706	1,645,439
Merck KGaA	63,255	6,206,965
METRO AG	85,768	2,655,664
MLP AG	52,662	229,842
MorphoSys AGa	12,212	759,082
MTU Aero Engines AG	25,752	2,394,380
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	80,863	16,212,546
Nemetschek AG	11,136	482,829
Nordex SEa	33,117	1,087,969
NORMA Group SE	17,000	876,324
Osram Licht AG	43,881	2,593,798

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

PATRIZIA Immobilien AGa	20,951	$578,935
Pfeiffer Vacuum Technology AG	5,483	686,841
ProSiebenSat.1 Media SE Registered	108,038	5,870,541
QIAGEN NVa	108,308	2,639,312
Rational AG	1,785	711,919
Rheinmetall AG	20,462	1,294,268
RHOEN-KLINIKUM AG	21,978	658,905
RTL Group SAa	19,304	1,678,212
RWE AG	245,261	3,428,589
SAF-Holland SA	29,202	428,386
Salzgitter AG	18,222	528,485
SAP SE	482,202	38,287,925
SGL Carbon SEa,b	23,887	441,187
Siemens AG Registered	387,903	39,207,485
Sixt SE	6,591	369,644
Software AG	26,079	761,544
STADA Arzneimittel AG	30,902	1,181,785
STRATEC Biomedical AG	3,478	203,625
Stroeer SE	12,161	770,957
Suedzucker AG	39,847	747,849
Symrise AG	60,688	4,015,637
TAG Immobilien AG	46,925	610,365
Takkt AG	15,403	287,382
Telefonica Deutschland Holding AG	291,793	1,887,560
ThyssenKrupp AG	177,989	3,606,913
TLG Immobilien AG	28,070	530,849
Tom Tailor Holding AGa	15,960	106,398
United Internet AG Registered[d]	63,571	3,318,422
Volkswagen AGb	19,251	2,681,595
Vonovia SE	229,456	7,690,237
Vossloh AGa	5,045	373,110
Wacker Chemie AG	7,956	701,857
Wacker Neuson SE	17,069	238,425
Wincor Nixdorf AG	15,498	799,241
Wirecard AG	57,895	3,006,145

		587,663,069
HONG KONG — 2.97%
AIA Group Ltd.	5,953,400	35,028,585
ASM Pacific Technology Ltd.	124,800	890,497
Bank of East Asia Ltd. (The)[b]	607,600	2,277,491
BOC Hong Kong Holdings Ltd.	1,837,500	5,903,634

Security	Shares	Value

Brightoil Petroleum Holdings Ltd.[a,b]	1,572,000	$561,856
Cafe de Coral Holdings Ltd.	188,000	636,766
Cathay Pacific Airways Ltd.	589,000	1,173,425
Champion REIT	1,213,000	635,447
Cheung Kong Infrastructure Holdings Ltd.[b]	336,000	3,128,011
Cheung Kong Property Holdings Ltd.	1,340,016	9,423,217
China LNG Group Ltd.[a,b]	8,145,000	341,560
China Public Procurement Ltd.[a,b]	4,596,000	83,616
China Smarter Energy Group Holdings Ltd.[a,b]	2,272,000	193,484
Chow Sang Sang Holdings International Ltd.[b]	132,000	257,524
Citic Telecom International Holdings Ltd.[b]	695,000	288,758
CK Hutchison Holdings Ltd.	1,343,516	18,462,272
CK Life Sciences International Holdings Inc.[b]	2,710,000	255,261
CLP Holdings Ltd.	955,500	8,321,989
Dah Sing Banking Group Ltd.	273,200	519,602
Dah Sing Financial Holdings Ltd.	88,400	496,745
Emperor International Holdings Ltd.[b]	670,000	129,676
Emperor Watch & Jewellery Ltd.[a,b]	3,670,000	98,023
Esprit Holdings Ltd.[b]	863,800	973,016
Far East Consortium International Ltd./HK	561,000	204,853

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

FIH Mobile Ltd.	1,452,000	$695,077
First Pacific Co. Ltd./Hong Kong	1,260,250	863,463
G-Resources Group Ltd.	12,734,400	285,904
Galaxy Entertainment Group Ltd.	1,158,000	3,981,974
Giordano International Ltd.	632,000	340,868
Global Brands Group Holding Ltd.[a,b]	2,926,000	607,845
Great Eagle Holdings Ltd.	89,000	293,409
Guotai Junan International Holdings Ltd.[b]	1,338,000	497,212
Haier Healthwise Holdings Ltd.[a,b]	1,754,000	117,686
Haitong International Securities Group Ltd.[b]	792,000	440,449
Hang Lung Properties Ltd.	1,110,000	2,724,120
Hang Seng Bank Ltd.	381,700	7,023,189
Henderson Land Development Co. Ltd.	571,480	3,661,112
HKT Trust & HKT Ltd.	1,330,200	1,594,503
Hong Kong & China Gas Co. Ltd.	3,532,449	7,174,197
Hong Kong Exchanges and Clearing Ltd.	547,200	14,389,409
Hopewell Holdings Ltd.	280,500	1,015,216
Hsin Chong Construction Group Ltd.[b]	1,820,000	213,700
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	746,000	276,257
Hybrid Kinetic Group Ltd.[a,b]	7,012,000	334,762
Hysan Development Co. Ltd.	314,000	1,395,763
Johnson Electric Holdings Ltd.	163,750	601,113
K Wah International Holdings Ltd.[b]	578,000	250,588
Kerry Logistics Network Ltd.[b]	323,500	482,531
Kerry Properties Ltd.	321,500	954,117
Kowloon Development Co. Ltd.	160,000	181,262
Lai Sun Development Co. Ltd.	8,114,000	148,668
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	678,500	250,385
Li & Fung Ltd.[b]	2,920,000	2,373,647
Link REIT	1,128,500	6,763,632
Luk Fook Holdings International Ltd.[b]	166,000	429,453
Macau Legend Development Ltd.[a]	1,261,750	180,713
Man Wah Holdings Ltd.[b]	376,400	431,276

Security	Shares	Value

Melco International Development Ltd.[b]	417,000	$648,897
MGM China Holdings Ltd.	480,800	704,751
Midland Holdings Ltd.[a,b]	494,000	214,170
MTR Corp. Ltd.	743,000	3,374,615
New World Development Co. Ltd.	2,627,000	2,816,786
Newocean Energy Holdings Ltd.[b]	542,000	222,392
NWS Holdings Ltd.	750,166	1,132,494
Orient Overseas International Ltd.	104,500	499,571
Pacific Basin Shipping Ltd.[b]	1,032,000	306,267
Pacific Textiles Holdings Ltd.	374,000	534,692
PCCW Ltd.	2,073,000	1,123,418
Power Assets Holdings Ltd.	708,000	7,066,206
Prosperity REIT	997,000	366,634
Regal Hotels International Holdings Ltd.[b]	144,000	74,507
Regal REIT[b]	633,000	160,902
Sa Sa International Holdings Ltd.[b]	712,000	228,756
Sands China Ltd.	1,197,200	4,348,483
Shangri-La Asia Ltd.	640,000	587,967
Shun Tak Holdings Ltd.	700,000	279,996
Singamas Container Holdings Ltd.	1,358,000	162,958
Sino Land Co. Ltd.[b]	1,528,000	2,369,848
SITC International Holdings Co. Ltd.	598,000	307,870
SJM Holdings Ltd.[b]	979,000	817,297
SmarTone Telecommunications Holdings Ltd.	189,000	336,538
SOCAM Development Ltd.[a,b]	234,000	138,889
SPT Energy Group Inc.[a]	618,000	60,603
Sun Hung Kai Properties Ltd.	845,000	11,328,305
Sunlight REIT	776,000	393,502
Swire Pacific Ltd. Class A	287,500	3,338,667
Swire Properties Ltd.	585,200	1,763,128

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Techtronic Industries Co. Ltd.	687,500	$2,523,758
Television Broadcasts Ltd.	27,900	101,879
Texwinca Holdings Ltd.	410,000	399,414
Town Health International Medical Group Ltd.[b]	1,764,000	366,452
Truly International Holdings Ltd.	854,000	203,855
United Laboratories International Holdings Ltd. (The)[a]	248,000	132,478
Value Partners Group Ltd.[b]	455,000	485,523
VTech Holdings Ltd.[b]	81,700	992,510
WH Group Ltd.[a,c]	2,933,000	1,623,536
Wharf Holdings Ltd. (The)	670,000	4,006,981
Wheelock & Co. Ltd.	452,000	2,114,166
Wynn Macau Ltd.[b]	776,800	1,074,476
Xinyi Glass Holdings Ltd.[b]	1,034,000	537,673
Yue Yuen Industrial Holdings Ltd.	371,500	1,358,953

		212,889,571
IRELAND — 0.49%
Bank of Ireland[a]	13,418,108	5,024,765
C&C Group PLC	158,359	635,000
CRH PLC	402,847	11,062,824
Glanbia PLC	87,513	1,705,281
Hibernia REIT PLC	368,131	547,359
Irish Continental Group PLC	84,301	460,959
Kerry Group PLC Class A	75,939	6,203,372
Kingspan Group PLC	76,624	1,864,679
Origin Enterprises PLC[a]	47,757	360,315
Paddy Power PLC	19,253	2,237,376
Ryanair Holdings PLC	17,959	1,404,177
Smurfit Kappa Group PLC	117,343	3,361,123

		34,867,230
ISRAEL — 0.68%
Airport City Ltd.[a]	25,467	248,581
Alony Hetz Properties & Investments Ltd.	45,889	351,800
Azrieli Group	19,348	759,423
Bank Hapoalim BM	525,419	2,741,127
Bank Leumi le-Israel BMa	696,284	2,646,433
Bezeq The Israeli Telecommunication Corp. Ltd.	960,929	2,069,716
Cellcom Israel Ltd.[a]	40,775	304,043
Clal Insurance Enterprises Holdings Ltd.[a]	12,210	186,168

Security	Shares	Value

Delek Automotive Systems Ltd.	29,301	$277,887
Delek Group Ltd.	2,326	563,080
Elbit Systems Ltd.	11,848	940,821
EZchip Semiconductor Ltd.[a]	15,674	383,130
First International Bank of Israel Ltd.	22,930	289,953
Frutarom Industries Ltd.	19,742	854,625
Gazit-Globe Ltd.	39,016	423,763
Harel Insurance Investments & Financial Services Ltd.	73,686	311,926
Israel Chemicals Ltd.	251,608	1,394,728
Israel Corp. Ltd. (The)	1,504	388,193
Israel Discount Bank Ltd. Class Aa	532,952	973,908
Ituran Location and Control Ltd.	19,353	398,149
Melisron Ltd.	9,299	325,267
Migdal Insurance & Financial Holding Ltd.[b]	244,458	222,727
Mizrahi Tefahot Bank Ltd.	72,054	875,688
NICE-Systems Ltd.	29,065	1,788,743
Oil Refineries Ltd.[a]	629,211	230,516
Osem Investments Ltd.	16,699	323,141
Partner Communications Co. Ltd.[a]	72,676	330,418
Paz Oil Co. Ltd.	2,639	394,584
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,341	251,261

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Shikun & Binui Ltd.	145,547	$265,292
Shufersal Ltd.[a,b]	104,313	299,245
Strauss Group Ltd.[a,b]	22,449	322,174
Teva Pharmaceutical Industries Ltd.	423,072	25,971,331
Tower Semiconductor Ltd.[a]	31,719	434,436

		48,542,277
ITALY — 2.50%
A2A SpA	843,278	1,161,614
ACEA SpA	45,155	651,938
Amplifon SpA	55,655	434,966
Anima Holding SpA[c]	98,779	973,862
Ansaldo STS SpA	59,010	630,669
Assicurazioni Generali SpA	578,120	11,009,815
Astaldi SpA[b]	29,301	236,929
ASTM SpA	19,210	258,888
Atlantia SpA	204,893	5,703,644
Autogrill SpA[a]	70,197	656,790
Azimut Holding SpA	53,004	1,281,679
Banca Carige SpA[a,b]	279,413	512,365
Banca Generali SpA	32,176	996,632
Banca Monte dei Paschi di Siena SpA[a]	1,229,904	2,271,602
Banca Popolare dell’Emilia Romagna SC	237,712	1,928,713
Banca Popolare di Milano Scarl	1,726,214	1,630,368
Banca Popolare di Sondrio Scarl	230,586	1,058,094
Banco Popolare SCa	92,627	1,392,581
Beni Stabili SpA SIIQ	590,369	488,461
Brembo SpA	18,980	840,537
Buzzi Unicem SpA[b]	46,671	793,433
Cerved Information Solutions SpA	83,484	636,322
CIR-Compagnie Industriali Riunite SpA[a]	229,939	255,272
CNH Industrial NV	477,567	3,244,398
Credito Emiliano SpA	45,254	325,684
Credito Valtellinese SCa	570,070	721,038
Danieli & C Officine Meccaniche SpA	8,019	172,380
Danieli & C Officine Meccaniche SpA RSP	17,563	266,957
Davide Campari-Milano SpA	149,300	1,284,760
De’ Longhi SpA	27,711	682,012
DiaSorin SpA	13,887	624,963
Ei Towers SpA	10,228	623,105

Security	Shares	Value

Enel Green Power SpA	960,182	$2,041,781
Enel SpA	3,538,953	16,403,443
Eni SpA	1,246,987	20,469,418
ERG SpA	30,680	437,529
EXOR SpA	50,142	2,500,830
FinecoBank Banca Fineco SpA	127,918	972,882
Finmeccanica SpA[a]	151,188	1,987,417
Geox SpA[a,b]	54,487	255,563
Hera SpA	412,105	1,088,004
Industria Macchine Automatiche SpA[b]	8,671	450,377
Interpump Group SpA	41,224	610,211
Intesa Sanpaolo SpA	6,265,061	21,924,779
Iren SpA	383,970	636,229
Italcementi SpA	96,549	1,077,194
Luxottica Group SpA	84,718	5,965,964
MARR SpA	20,336	416,261
Mediaset SpA	393,629	2,008,879
Mediobanca SpA	282,677	2,857,172
Mediolanum SpA	126,168	1,033,440
Moncler SpA	71,661	1,159,699
Piaggio & C SpA	116,546	290,701
Prysmian SpA	101,424	2,201,547

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Recordati SpA	50,274	$1,255,650
Safilo Group SpA[a,b]	5,840	72,963
Saipem SpA[a,b]	133,378	1,258,986
Salini Impregilo SpA	114,190	475,548
Salvatore Ferragamo SpA	27,184	741,712
Saras SpA[a]	100,048	198,380
Snam SpA	1,082,374	5,631,486
Societa Cattolica di Assicurazioni Scrl	75,997	598,144
Societa Iniziative Autostradali e Servizi SpA	37,098	427,425
Telecom Italia SpA[a,b]	5,683,857	7,967,637
Tenaris SA	233,608	2,946,989
Terna Rete Elettrica Nazionale SpA	798,203	4,080,670
Tod’s SpA[b]	6,546	551,367
Trevi Finanziaria Industriale SpA[b]	91,700	119,023
UniCredit SpA	2,354,456	15,292,999
Unione di Banche Italiane SpA	460,442	3,463,752
Unipol Gruppo Finanziario SpA	216,037	1,011,856
UnipolSai SpA	568,728	1,379,627
Yoox Net-A-Porter Group SpA[a]	27,353	932,148

		178,946,153
JAPAN — 23.78%
77 Bank Ltd. (The)	184,000	1,024,636
ABC-Mart Inc.	13,400	751,755
Accordia Golf Co. Ltd.	28,300	257,731
Acom Co. Ltd.[a]	202,600	1,118,140
Activia Properties Inc.	259	1,103,178
Adastria Co. Ltd.	7,620	431,279
ADEKA Corp.	48,500	718,608
Aderans Co. Ltd.	30,100	211,517
Advance Residence Investment Corp.	616	1,319,544
Advantest Corp.	70,300	565,662
Aeon Co. Ltd.	321,400	4,791,370
Aeon Delight Co. Ltd.	13,400	388,092
AEON Financial Service Co. Ltd.	53,300	1,344,922
Aeon Mall Co. Ltd.	55,100	928,264
AEON REIT Investment Corp.	478	571,976
Ai Holdings Corp.	19,200	470,474
Aica Kogyo Co. Ltd.	27,500	549,430
Aichi Steel Corp.	56,000	245,022
Aida Engineering Ltd.	37,500	360,472
Aiful Corp.[a,b]	160,500	642,399

Security	Shares	Value

Ain Pharmaciez Inc.	10,300	$491,635
Air Water Inc.	82,000	1,352,907
Aisin Seiki Co. Ltd.	93,600	3,750,205
Ajinomoto Co. Inc.	277,000	6,213,706
Akebono Brake Industry Co. Ltd.[b]	65,100	191,510
Alfresa Holdings Corp.	87,400	1,689,697
Alpine Electronics Inc.	23,000	305,714
Alps Electric Co. Ltd.	85,600	2,688,411
Amada Holdings Co. Ltd.	167,600	1,504,129
Amano Corp.	36,100	473,256
ANA Holdings Inc.	559,000	1,678,274
Anritsu Corp.	71,300	467,948
AOKI Holdings Inc.	26,500	325,444
Aoyama Trading Co. Ltd.	25,200	925,096
Aozora Bank Ltd.	548,000	2,011,717
Arcs Co. Ltd.	18,200	369,203
Ariake Japan Co. Ltd.	10,300	470,296
Asahi Diamond Industrial Co. Ltd.	36,200	385,473
Asahi Glass Co. Ltd.	465,000	2,685,768
Asahi Group Holdings Ltd.	189,800	5,893,355

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Asahi Holdings Inc.	14,700	$217,561
Asahi Intecc Co. Ltd.	24,400	950,321
Asahi Kasei Corp.	617,000	3,816,785
Asatsu-DK Inc.	19,200	474,610
ASICS Corp.	79,500	2,216,843
ASKUL Corp.	11,100	410,242
Astellas Pharma Inc.	1,034,800	15,135,049
Atom Corp.[b]	41,500	225,254
Autobacs Seven Co. Ltd.	31,500	554,692
Avex Group Holdings Inc.	22,500	266,625
Awa Bank Ltd. (The)	107,000	596,735
Azbil Corp.	32,800	834,440
Bandai Namco Holdings Inc.	87,000	2,152,020
Bando Chemical Industries Ltd.	58,000	244,641
Bank of Iwate Ltd. (The)	6,100	272,459
Bank of Kyoto Ltd. (The)	172,000	1,754,564
Bank of Nagoya Ltd. (The)	90,000	335,612
Bank of Saga Ltd. (The)	75,000	170,914
Bank of the Ryukyus Ltd.	19,700	282,746
Bank of Yokohama Ltd. (The)	556,000	3,498,411
Benesse Holdings Inc.	31,700	855,053
BIC Camera Inc.	41,700	341,064
BML Inc.	6,300	186,638
Bridgestone Corp.	319,400	11,846,981
Broadleaf Co. Ltd.	18,800	216,860
Brother Industries Ltd.	116,700	1,506,680
Calbee Inc.	36,700	1,341,181
Calsonic Kansei Corp.	79,000	635,011
Canon Electronics Inc.	12,400	212,806
Canon Inc.	524,000	15,805,759
Canon Marketing Japan Inc.	22,100	338,070
Capcom Co. Ltd.	24,600	521,865
Casio Computer Co. Ltd.[b]	100,300	1,905,014
Cawachi Ltd.	11,700	203,411
Central Glass Co. Ltd.	104,000	517,091
Central Japan Railway Co.	71,300	13,116,718
Century Tokyo Leasing Corp.	23,000	788,109
Chiba Bank Ltd. (The)	347,000	2,553,437
Chiyoda Co. Ltd.	14,800	493,027
Chiyoda Corp.	82,000	627,189
Chofu Seisakusho Co. Ltd.	6,400	133,754
Chubu Electric Power Co. Inc.	323,000	5,003,924
Chugai Pharmaceutical Co. Ltd.	110,300	3,573,839
Chugoku Bank Ltd. (The)	79,900	1,142,138
Chugoku Electric Power Co. Inc. (The)	152,400	2,316,152

Security	Shares	Value

Citizen Holdings Co. Ltd.	132,200	$1,010,055
CKD Corp.	38,200	350,740
Coca-Cola East Japan Co. Ltd.	32,400	457,507
Coca-Cola West Co. Ltd.	34,800	707,968
Cocokara fine Inc.	9,800	391,432
COLOPL Inc.[a,b]	25,700	423,169
Colowide Co. Ltd.	30,900	420,962
Comforia Residential REIT Inc.	250	480,837
COMSYS Holdings Corp.	50,800	668,072
COOKPAD Inc.[b]	26,300	505,623
Cosel Co. Ltd.	17,300	170,025
Cosmo Energy Holdings Co. Ltd.[a]	27,500	376,238
Cosmos Pharmaceutical Corp.[b]	4,400	551,664
CREATE SD HOLDINGS Co. Ltd.	5,800	343,170
Credit Saison Co. Ltd.	73,900	1,531,584
CyberAgent Inc.	24,300	1,006,837
Dai Nippon Printing Co. Ltd.	255,000	2,658,297
Dai-ichi Life Insurance Co. Ltd. (The)	529,200	9,274,978

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Daibiru Corp.	27,700	$237,347
Daicel Corp.	147,000	1,958,782
Daido Steel Co. Ltd.	143,000	551,025
Daifuku Co. Ltd.	43,800	654,414
Daihatsu Motor Co. Ltd.	90,900	1,122,362
Daihen Corp.	68,000	340,916
Daiichi Sankyo Co. Ltd.	313,100	6,186,757
Daiichikosho Co. Ltd.	22,400	749,915
Daikin Industries Ltd.	114,900	7,464,810
Daikyo Inc.	156,000	271,473
Daio Paper Corp.[b]	42,400	421,277
Daiseki Co. Ltd.	26,400	427,038
Daishi Bank Ltd. (The)	170,000	773,400
Daito Trust Construction Co. Ltd.	34,800	3,789,285
Daiwa House Industry Co. Ltd.	299,200	7,924,120
Daiwa House REIT Investment Corp.	157	633,594
Daiwa House Residential Investment Corp.	332	674,592
Daiwa Office Investment Corp.	160	820,717
Daiwa Securities Group Inc.	804,000	5,543,886
Daiwabo Holdings Co. Ltd.	152,000	301,040
DCM Holdings Co. Ltd.	49,800	332,206
Dena Co. Ltd.	54,300	878,339
Denka Co. Ltd.	231,000	1,081,541
Denso Corp.	238,500	11,190,280
Dentsu Inc.	106,900	6,068,075
DIC Corp.	396,000	1,082,909
Digital Garage Inc.	25,600	402,642
Disco Corp.	13,500	1,242,884
DMG Mori Co. Ltd.	52,900	762,759
Don Quijote Holdings Co. Ltd.	58,700	2,176,776
Doshisha Co. Ltd.	15,300	283,242
Doutor Nichires Holdings Co. Ltd.	15,300	223,652
Dowa Holdings Co. Ltd.	126,000	1,106,774
Dr. Ci:Labo Co. Ltd.	17,700	320,631
DTS Corp.	13,500	320,845
Duskin Co. Ltd.	23,100	398,352
Earth Chemical Co. Ltd.	7,700	305,320
East Japan Railway Co.	165,600	15,877,290
Ebara Corp.	213,000	930,193
EDION Corp.[b]	39,100	295,174
Eighteenth Bank Ltd. (The)	80,000	243,961
Eisai Co. Ltd.	123,600	7,792,408
Eizo Corp.	12,100	285,066

Security	Shares	Value

Electric Power Development Co. Ltd.	74,800	$2,482,486
Enplas Corp.	7,300	270,404
EPS Holdings Inc.	21,900	215,779
Euglena Co. Ltd.[a,b]	31,500	433,052
Exedy Corp.	15,600	361,576
Ezaki Glico Co. Ltd.	20,200	970,872
FamilyMart Co. Ltd.	28,100	1,156,134
Fancl Corp.	21,300	300,062
FANUC Corp.	100,200	17,897,750
Fast Retailing Co. Ltd.	26,400	9,708,987
FCC Co. Ltd.	17,500	312,368
Fields Corp.[b]	10,100	152,578
Foster Electric Co. Ltd.	14,000	348,622
FP Corp.	12,100	497,837
France Bed Holdings Co. Ltd.	38,200	301,042
Frontier Real Estate Investment Corp.	214	868,946
Fuji Co. Ltd./Ehime	10,200	209,452
Fuji Electric Co. Ltd.	281,000	1,264,413
Fuji Heavy Industries Ltd.	289,500	11,342,498
Fuji Kyuko Co. Ltd.[b]	32,000	305,747

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Fuji Machine Manufacturing Co. Ltd.	38,000	$376,615
Fuji Oil Holdings Inc.	28,700	407,163
Fuji Seal International Inc.	11,600	396,520
Fuji Soft Inc.	14,000	269,269
FUJIFILM Holdings Corp.	226,500	9,106,924
Fujikura Ltd.	148,000	766,522
Fujimi Inc.	14,600	221,405
Fujitec Co. Ltd.	39,500	429,778
Fujitsu General Ltd.	28,000	354,539
Fujitsu Ltd.	912,000	4,347,068
Fujiya Co. Ltd.[a]	150,000	244,873
Fukuoka Financial Group Inc.	379,000	2,013,168
Fukuoka REIT Corp.	363	594,096
Fukuyama Transporting Co. Ltd.	50,000	272,633
Funai Electric Co. Ltd.	11,300	117,518
Furukawa Co. Ltd.	156,000	371,013
Furukawa Electric Co. Ltd.	346,000	636,520
Futaba Corp.	24,100	314,543
Fuyo General Lease Co. Ltd.	9,100	410,980
Geo Holdings Corp.	23,800	357,961
Global One Real Estate Investment Corp.	121	400,075
Glory Ltd.	29,200	744,065
GLP J-REIT	1,116	1,113,457
GMO Internet Inc.	38,300	546,848
Goldcrest Co. Ltd.	12,200	230,099
Gree Inc.	72,500	368,883
GS Yuasa Corp.	192,000	735,065
GungHo Online Entertainment Inc.[b]	203,700	666,762
Gunma Bank Ltd. (The)	193,000	1,223,493
Gunze Ltd.	95,000	303,087
H2O Retailing Corp.	42,700	837,546
Hachijuni Bank Ltd. (The)	210,000	1,444,375
Hakuhodo DY Holdings Inc.	122,800	1,302,540
Hamamatsu Photonics KK	69,300	1,780,236
Hankyu Hanshin Holdings Inc.	557,000	3,651,021
Hankyu REIT Inc.	319	340,742
Hanwa Co. Ltd.	96,000	400,149
Haseko Corp.	136,600	1,404,770
Hazama Ando Corp.	85,400	507,411
Heiwa Corp.	26,100	484,042
Heiwa Real Estate Co. Ltd.	29,700	360,313
Heiwa Real Estate REIT Inc.	467	348,291
Heiwado Co. Ltd.	14,800	334,694

Security	Shares	Value

Hibiya Engineering Ltd.	10,900	$142,353
Higashi-Nippon Bank Ltd. (The)	94,000	319,370
Hikari Tsushin Inc.	9,500	728,196
Hino Motors Ltd.	125,800	1,451,117
Hirose Electric Co. Ltd.	15,000	1,834,680
Hiroshima Bank Ltd. (The)	260,000	1,458,629
HIS Co. Ltd.	19,800	671,075
Hisamitsu Pharmaceutical Co. Inc.	29,100	1,135,786
Hitachi Capital Corp.	24,600	712,467
Hitachi Chemical Co. Ltd.	51,100	818,108
Hitachi Construction Machinery Co. Ltd.	52,300	815,650
Hitachi High-Technologies Corp.	33,800	917,299
Hitachi Koki Co. Ltd.	32,200	236,147
Hitachi Kokusai Electric Inc.	28,000	389,807
Hitachi Ltd.	2,381,000	13,868,696
Hitachi Maxell Ltd.	19,000	327,964
Hitachi Metals Ltd.	102,000	1,165,594
Hitachi Transport System Ltd.	23,400	414,966
Hitachi Zosen Corp.	80,200	441,956
Hogy Medical Co. Ltd.	7,400	356,892

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Hokkaido Electric Power Co. Inc.[a]	97,500	$1,047,918
Hokkoku Bank Ltd. (The)	145,000	541,910
Hokuetsu Bank Ltd. (The)	116,000	243,199
Hokuetsu Kishu Paper Co. Ltd.	69,700	488,059
Hokuhoku Financial Group Inc.	622,000	1,391,672
Hokuriku Electric Power Co.	90,500	1,358,906
Hokuto Corp.	15,500	303,899
Honda Motor Co. Ltd.	796,700	26,698,610
HORIBA Ltd.	18,800	746,236
Hoshizaki Electric Co. Ltd.	20,600	1,503,924
Hosiden Corp.	36,200	224,684
House Foods Group Inc.	27,300	474,173
Hoya Corp.	209,200	8,718,184
Hulic Co. Ltd.	147,800	1,391,347
Hulic Reit Inc.	445	586,327
Hyakugo Bank Ltd. (The)	120,000	618,521
Hyakujushi Bank Ltd. (The)	120,000	454,444
IBIDEN Co. Ltd.	55,900	777,296
IBJ Leasing Co. Ltd.	14,600	310,208
Ichibanya Co. Ltd.	6,600	293,698
Ichigo Inc.	107,000	278,417
Ichigo Office REIT Investment	615	426,053
Idec Corp./Japan	39,700	334,247
Idemitsu Kosan Co. Ltd.	40,500	667,533
Ihara Chemical Industry Co. Ltd.	16,600	204,138
IHI Corp.	689,000	1,964,085
Iida Group Holdings Co. Ltd.	71,600	1,353,977
Iino Kaiun Kaisha Ltd.	48,600	221,504
Inaba Denki Sangyo Co. Ltd.	14,100	442,834
Inabata & Co. Ltd.	28,000	327,160
Industrial & Infrastructure Fund Investment Corp.	155	703,874
INPEX Corp.	456,100	4,367,297
Internet Initiative Japan Inc.[b]	17,700	333,539
Invincible Investment Corp.	1,313	782,305
Iriso Electronics Co. Ltd.[b]	5,800	257,137
Iseki & Co. Ltd.[b]	174,000	288,378
Isetan Mitsukoshi Holdings Ltd.	175,300	2,839,954
Ishihara Sangyo Kaisha Ltd.[a]	346,000	338,330
Isuzu Motors Ltd.	289,500	3,410,186
IT Holdings Corp.	37,600	936,300
Ito EN Ltd.	29,300	615,743
ITOCHU Corp.	780,000	9,850,590
ITOCHU Enex Co. Ltd.	31,500	254,245
Itochu Techno-Solutions Corp.	24,500	540,046

Security	Shares	Value

Itoham Foods Inc.	58,000	$297,510
Iwatani Corp.[b]	93,000	518,658
Iyo Bank Ltd. (The)	126,700	1,374,355
Izumi Co. Ltd.	19,300	722,900
J Front Retailing Co. Ltd.	118,100	1,959,281
J Trust Co. Ltd.	38,400	311,209
J-Oil Mills Inc.	56,000	162,420
Jaccs Co. Ltd.	76,000	320,564
Jafco Co. Ltd.	19,400	748,349
Japan Airlines Co. Ltd.	59,000	2,239,238
Japan Airport Terminal Co. Ltd.	21,500	1,175,886
Japan Aviation Electronics Industry Ltd.	30,000	538,720
Japan Communications Inc.[a,b]	70,500	175,264
Japan Display Inc.[a]	172,600	546,370
Japan Excellent Inc.	586	644,394
Japan Exchange Group Inc.	272,600	4,436,597
Japan Hotel REIT Investment Corp.	1,469	1,023,765
Japan Logistics Fund Inc.	440	825,490
Japan Petroleum Exploration Co. Ltd.	11,700	352,915

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Japan Prime Realty Investment Corp.	405	$1,323,990
Japan Pulp & Paper Co. Ltd.	42,000	116,246
Japan Real Estate Investment Corp.	640	2,969,961
Japan Rental Housing Investments Inc.	817	548,390
Japan Retail Fund Investment Corp.	1,173	2,280,388
Japan Securities Finance Co. Ltd.	62,700	340,323
Japan Steel Works Ltd. (The)	169,000	633,006
Japan Tobacco Inc.	540,800	18,871,422
JFE Holdings Inc.	237,600	3,772,460
JGC Corp.	100,000	1,594,365
Joyo Bank Ltd. (The)	301,000	1,576,399
JSP Corp.	9,400	202,605
JSR Corp.	92,100	1,466,121
JTEKT Corp.	102,500	1,785,415
Juroku Bank Ltd. (The)	165,000	741,081
JVC Kenwood Corp.	80,100	211,078
JX Holdings Inc.	1,084,200	4,276,604
K’s Holdings Corp.	20,900	742,130
kabu.com Securities Co. Ltd.	114,200	378,537
Kadokawa Dwango[a]	26,100	337,618
Kagome Co. Ltd.	37,900	646,663
Kajima Corp.	417,000	2,408,527
Kakaku.com Inc.	74,500	1,403,878
Kaken Pharmaceutical Co. Ltd.	16,700	1,162,461
Kamigumi Co. Ltd.	110,000	953,470
Kanamoto Co. Ltd.	14,100	286,615
Kaneka Corp.	142,000	1,268,498
Kanematsu Corp.	230,000	383,095
Kansai Electric Power Co. Inc. (The)[a]	351,100	4,532,951
Kansai Paint Co. Ltd.	116,500	1,788,892
Kansai Urban Banking Corp.	18,400	212,094
Kao Corp.	250,400	12,945,893
Kappa Create Holdings Co. Ltd.[a,b]	21,900	217,049
Kato Sangyo Co. Ltd.	12,200	299,149
Kato Works Co. Ltd.	55,000	237,912
Kawasaki Heavy Industries Ltd.	696,000	2,820,336
Kawasaki Kisen Kaisha Ltd.	412,000	932,057
KDDI Corp.	862,400	21,053,494
Keihan Electric Railway Co. Ltd.	258,000	1,840,796
Keihin Corp.	22,700	373,207

Security	Shares	Value

Keikyu Corp.	228,000	$1,887,483
Keio Corp.	284,000	2,327,541
Keisei Electric Railway Co. Ltd.	134,000	1,664,520
Keiyo Bank Ltd. (The)	132,000	668,341
Kenedix Inc.	127,900	466,343
Kenedix Office Investment Corp.	202	929,024
Kenedix Residential Investment Corp.	191	490,657
Kewpie Corp.	50,100	1,151,667
KEY Coffee Inc.	19,800	318,310
Keyence Corp.	22,600	11,907,255
Kikkoman Corp.	74,000	2,339,424
Kinden Corp.	65,000	849,430
Kintetsu Group Holdings Co. Ltd.	900,000	3,497,825
Kintetsu World Express Inc.	19,600	371,291
Kirin Holdings Co. Ltd.	401,300	5,723,118
Kisoji Co. Ltd.	18,000	298,769
Kissei Pharmaceutical Co. Ltd.	15,600	403,978
Kitz Corp.	57,000	264,512
Kiyo Bank Ltd. (The)	39,900	611,023
Koa Corp.	23,000	192,691
Kobayashi Pharmaceutical Co. Ltd.	12,800	999,180
Kobe Steel Ltd.	1,479,000	1,887,433
Koei Tecmo Holdings Co. Ltd.	21,300	325,126

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Kohnan Shoji Co. Ltd.	22,100	$324,518
Koito Manufacturing Co. Ltd.	52,000	1,992,956
Kokuyo Co. Ltd.	41,700	468,229
Komatsu Ltd.	450,900	7,480,438
Komeri Co. Ltd.	16,200	349,037
Komori Corp.	30,100	359,928
Konami Holdings Corp.	47,900	1,094,744
Konica Minolta Inc.	225,900	2,341,835
Konishi Co. Ltd.	11,200	206,969
Kose Corp.	15,600	1,537,054
Kubota Corp.	550,000	8,618,604
Kumagai Gumi Co. Ltd.	169,000	509,766
Kurabo Industries Ltd.	126,000	224,487
Kuraray Co. Ltd.	171,300	2,129,273
Kureha Corp.	74,000	284,533
Kurita Water Industries Ltd.	53,800	1,222,900
Kuroda Electric Co. Ltd.	22,600	461,458
KYB Corp.	99,000	284,674
Kyocera Corp.	156,500	7,136,685
Kyoei Steel Ltd.	10,400	173,139
Kyokuto Kaihatsu Kogyo Co. Ltd.	25,400	271,102
KYORIN Holdings Inc.	22,400	379,227
Kyoritsu Maintenance Co. Ltd.	5,600	387,023
Kyowa Exeo Corp.	42,200	443,069
Kyowa Hakko Kirin Co. Ltd.	114,000	1,891,262
Kyushu Electric Power Co. Inc.[a]	212,700	2,587,475
Kyushu Financial Group Inc.[a]	176,700	1,358,837
Laox Co. Ltd.[a,b]	133,000	375,828
Lawson Inc.	32,500	2,421,173
Leopalace21 Corp.[a]	120,600	647,597
Lintec Corp.	25,000	590,636
Lion Corp.	109,000	1,057,709
LIXIL Group Corp.	130,200	2,806,300
M3 Inc.	98,700	1,927,789
Mabuchi Motor Co. Ltd.	24,800	1,241,284
Maeda Corp.	59,000	431,713
Maeda Road Construction Co. Ltd.	34,000	624,073
Makino Milling Machine Co. Ltd.	57,000	446,364
Makita Corp.	59,100	3,266,600
Mandom Corp.	11,300	450,876
Mani Inc.	17,100	313,022
Mars Engineering Corp.	8,900	152,224
Marubeni Corp.	792,800	4,614,566
Marudai Food Co. Ltd.	67,000	249,289
Maruha Nichiro Corp.	27,200	410,226

Security	Shares	Value

Marui Group Co. Ltd.	112,200	$1,462,528
Maruichi Steel Tube Ltd.	20,800	536,051
Maruwa Co. Ltd./Aichi	9,300	208,234
Matsui Securities Co. Ltd.	58,200	517,494
Matsumotokiyoshi Holdings Co. Ltd.	17,900	772,811
Matsuya Co. Ltd.	22,800	279,060
Mazda Motor Corp.	264,300	5,266,288
McDonald’s Holdings Co. Japan Ltd.[b]	29,400	696,537
MCUBS MidCity Investment Corp.	124	356,561
Medipal Holdings Corp.	71,500	1,258,471
Megachips Corp.	28,700	291,816
MEGMILK SNOW BRAND Co. Ltd.	20,800	434,874
Meidensha Corp.	108,000	382,150
MEIJI Holdings Co. Ltd.	60,300	4,792,020
Meitec Corp.	17,700	647,570
Melco Holdings Inc.	7,300	127,096
Message Co. Ltd.	7,400	183,229
Micronics Japan Co. Ltd.[b]	18,400	188,307

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Milbon Co. Ltd.	7,300	$273,731
Minato Bank Ltd. (The)	73,000	124,011
Minebea Co. Ltd.	160,000	1,784,628
Miraca Holdings Inc.	28,100	1,259,756
MIRAIT Holdings Corp.	34,100	297,271
Misawa Homes Co. Ltd.	41,500	251,046
MISUMI Group Inc.	131,700	1,734,173
Mitsuba Corp.	18,500	294,191
Mitsubishi Chemical Holdings Corp.	666,500	4,199,765
Mitsubishi Corp.	680,200	12,471,038
Mitsubishi Electric Corp.	947,000	9,966,356
Mitsubishi Estate Co. Ltd.	615,000	13,286,140
Mitsubishi Gas Chemical Co. Inc.	189,000	1,061,877
Mitsubishi Heavy Industries Ltd.	1,485,000	7,556,980
Mitsubishi Logistics Corp.	61,000	882,585
Mitsubishi Materials Corp.	552,000	1,939,490
Mitsubishi Motors Corp.	323,400	2,894,319
Mitsubishi Paper Mills Ltd.[a]	420,000	288,875
Mitsubishi Pencil Co. Ltd.	10,700	482,353
Mitsubishi Shokuhin Co. Ltd.	6,600	168,999
Mitsubishi Steel Manufacturing Co. Ltd.	105,000	202,735
Mitsubishi Tanabe Pharma Corp.	112,600	1,918,422
Mitsubishi UFJ Financial Group Inc.	6,250,000	40,946,758
Mitsubishi UFJ Lease & Finance Co. Ltd.	230,060	1,218,217
Mitsui & Co. Ltd.	823,600	10,513,825
Mitsui Chemicals Inc.	411,000	1,570,093
Mitsui Engineering & Shipbuilding Co. Ltd.	381,000	590,404
Mitsui Fudosan Co. Ltd.	464,000	12,727,077
Mitsui Mining & Smelting Co. Ltd.	291,000	564,276
Mitsui OSK Lines Ltd.	536,000	1,443,547
Mitsui Sugar Co. Ltd.	54,000	217,924
Mitsui-Soko Holdings Co. Ltd.	98,000	318,343
Mitsumi Electric Co. Ltd.	52,700	321,855
Miura Co. Ltd.	42,700	513,426
Mixi Inc.	21,600	830,528
Miyazaki Bank Ltd. (The)	74,000	260,004
Mizuho Financial Group Inc.	11,454,400	23,758,329
Modec Inc.	10,400	144,010
Monex Group Inc.	128,200	363,326
MonotaRO Co. Ltd.	32,000	831,324

Security	Shares	Value

Mori Hills REIT Investment Corp.	650	$807,955
MORI TRUST Sogo REIT Inc.	510	906,103
Morinaga & Co. Ltd./Japan	109,000	559,113
Morinaga Milk Industry Co. Ltd.	93,000	423,866
Morita Holdings Corp.	21,800	234,484
MOS Food Services Inc.	15,400	334,735
MS&AD Insurance Group Holdings Inc.	249,700	7,432,545
Murata Manufacturing Co. Ltd.	100,200	14,410,367
Musashi Seimitsu Industry Co. Ltd.	13,200	269,524
Musashino Bank Ltd. (The)	17,100	656,085
Nabtesco Corp.	60,600	1,226,312
Nachi-Fujikoshi Corp.	89,000	402,685
Nagaileben Co. Ltd.	17,200	294,470
Nagase & Co. Ltd.	47,000	588,888
Nagoya Railroad Co. Ltd.	408,000	1,697,253
Nakanishi Inc.	12,300	420,447
Nankai Electric Railway Co. Ltd.	268,000	1,376,921
Nanto Bank Ltd. (The)	124,000	395,608
NEC Corp.	1,269,000	3,943,443
NEC Networks & System Integration Corp.	14,500	273,118
NET One Systems Co. Ltd.	66,300	410,409
Nexon Co. Ltd.	64,200	898,029
NGK Insulators Ltd.	128,000	2,796,006

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

NGK Spark Plug Co. Ltd.	89,100	$2,193,628
NH Foods Ltd.	86,000	1,803,737
NHK Spring Co. Ltd.	79,900	821,677
Nichi-Iko Pharmaceutical Co. Ltd.	23,900	669,418
Nichicon Corp.	30,900	250,170
Nichiha Corp.	18,700	254,137
Nichii Gakkan Co.[b]	30,100	208,773
Nichirei Corp.	124,000	812,795
Nidec Corp.	108,600	8,255,130
Nifco Inc./Japan	22,600	879,279
Nihon Kohden Corp.	38,600	757,126
Nihon M&A Center Inc.	17,200	714,083
Nihon Parkerizing Co. Ltd.	51,000	458,546
Nihon Unisys Ltd.	35,800	396,344
Nikkon Holdings Co. Ltd.	29,300	570,339
Nikon Corp.	164,900	2,148,107
Nintendo Co. Ltd.	52,500	8,474,829
Nippo Corp.	27,000	474,108
Nippon Accommodations Fund Inc.	232	802,652
Nippon Building Fund Inc.	683	3,254,402
Nippon Coke & Engineering Co. Ltd.	282,500	236,441
Nippon Denko Co. Ltd.	101,600	206,273
Nippon Electric Glass Co. Ltd.	191,000	944,910
Nippon Express Co. Ltd.	410,000	2,130,267
Nippon Flour Mills Co. Ltd.	63,000	393,114
Nippon Gas Co. Ltd.	13,900	353,619
Nippon Kayaku Co. Ltd.	76,000	797,945
Nippon Light Metal Holdings Co. Ltd.	310,900	535,879
Nippon Paint Holdings Co. Ltd.	73,200	1,563,177
Nippon Paper Industries Co. Ltd.	47,400	883,386
Nippon Prologis REIT Inc.	695	1,228,452
NIPPON REIT Investment Corp.	228	538,471
Nippon Road Co. Ltd. (The)	52,000	285,262
Nippon Seiki Co. Ltd.	19,000	399,130
Nippon Sharyo Ltd.[a,b]	60,000	144,686
Nippon Sheet Glass Co. Ltd.[a,b]	462,000	401,989
Nippon Shinyaku Co. Ltd.	24,000	944,686
Nippon Shokubai Co. Ltd.	13,900	1,096,565
Nippon Signal Co. Ltd.	36,600	382,454
Nippon Soda Co. Ltd.	70,000	547,586
Nippon Steel & Sumikin Bussan Corp.	73,720	257,799
Nippon Steel & Sumitomo Metal Corp.	368,000	7,535,347

Security	Shares	Value

Nippon Suisan Kaisha Ltd.	115,400	$389,209
Nippon Telegraph & Telephone Corp.	370,400	13,769,334
Nippon Thompson Co. Ltd.	46,000	219,946
Nippon Yakin Kogyo Co. Ltd.[a,b]	224,600	312,681
Nippon Yusen KK	766,000	2,018,546
Nipro Corp.	65,600	740,395
Nishi-Nippon City Bank Ltd. (The)	359,000	1,059,076
Nishi-Nippon Railroad Co. Ltd.	168,000	874,282
Nishimatsu Construction Co. Ltd.	129,000	516,321
Nishimatsuya Chain Co. Ltd.	33,900	301,427
Nissan Chemical Industries Ltd.	60,900	1,524,077
Nissan Motor Co. Ltd.	1,214,300	12,744,238
Nissan Shatai Co. Ltd.	37,600	438,706
Nissha Printing Co. Ltd.	12,900	282,854
Nisshin OilliO Group Ltd. (The)	75,000	279,677
Nisshin Seifun Group Inc.	107,900	1,661,307
Nisshin Steel Co. Ltd.	43,500	451,311
Nisshinbo Holdings Inc.	65,900	900,510
Nissin Foods Holdings Co. Ltd.	32,600	1,515,525
Nissin Kogyo Co. Ltd.	22,100	342,282
Nitori Holdings Co. Ltd.	36,900	2,901,852

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Nitta Corp.	12,400	$340,120
Nitto Boseki Co. Ltd.	94,000	285,875
Nitto Denko Corp.	81,400	5,277,594
Nitto Kogyo Corp.	15,600	303,274
Noevir Holdings Co. Ltd.	12,200	307,843
NOF Corp.	79,000	568,237
NOK Corp.	47,000	1,118,575
Nomura Co. Ltd.	27,400	373,280
Nomura Holdings Inc.	1,789,400	11,352,514
Nomura Real Estate Holdings Inc.	59,900	1,290,077
Nomura Real Estate Master Fund Inc.[a]	1,705	2,160,302
Nomura Research Institute Ltd.	63,200	2,602,892
Noritake Co. Ltd./Nagoya Japan	91,000	211,146
Noritz Corp.	17,300	272,098
North Pacific Bank Ltd.	185,100	716,318
NS Solutions Corp.	9,900	486,489
NSD Co. Ltd.	29,300	410,334
NSK Ltd.	230,500	2,754,348
NTN Corp.	227,000	1,141,819
NTT Data Corp.	63,500	3,183,551
NTT DOCOMO Inc.	705,000	13,772,840
NTT Urban Development Corp.	53,200	532,110
Obara Group Inc.	7,600	320,564
Obayashi Corp.	319,000	2,812,646
OBIC Business Consultants Co. Ltd.	6,100	376,085
Obic Co. Ltd.	35,200	1,872,666
Odakyu Electric Railway Co. Ltd.	307,000	3,022,300
Ogaki Kyoritsu Bank Ltd. (The)	157,000	615,380
Ohsho Food Service Corp.	6,600	220,957
Oiles Corp.	16,100	257,493
Oita Bank Ltd. (The)	98,000	414,982
Oji Holdings Corp.	392,000	2,043,240
Okabe Co. Ltd.	28,400	228,047
Okamoto Industries Inc.	44,000	400,713
Okasan Securities Group Inc.	85,000	504,330
Oki Electric Industry Co. Ltd.	414,000	703,294
Okinawa Electric Power Co. Inc. (The)	18,900	466,568
OKUMA Corp.	68,000	550,537
Okumura Corp.	94,000	501,645
Olympus Corp.	135,000	4,592,293
Omron Corp.	96,200	3,216,631
Ono Pharmaceutical Co. Ltd.	40,800	5,639,478

Security	Shares	Value

Onward Holdings Co. Ltd.	61,000	$385,183
Oracle Corp. Japan	19,600	896,557
Orient Corp.[a]	235,000	473,213
Oriental Land Co. Ltd./Japan	98,200	6,007,146
ORIX Corp.	652,100	9,626,817
Orix JREIT Inc.	1,078	1,456,093
Osaka Gas Co. Ltd.	961,000	3,808,164
OSAKA Titanium Technologies Co. Ltd.	9,700	265,660
OSG Corp.	42,100	799,263
Otsuka Corp.	27,400	1,332,820
Otsuka Holdings Co. Ltd.	191,400	6,414,101
Oyo Corp.	15,400	199,080
Pacific Metals Co. Ltd.[b]	93,000	250,466
Pack Corp. (The)	11,300	269,308
Pal Co. Ltd.	6,800	153,384
PALTAC Corp.	19,400	383,740
Panasonic Corp.	1,091,000	12,973,565
Paramount Bed Holdings Co. Ltd.	12,100	390,048
Park24 Co. Ltd.	46,300	976,070
Penta-Ocean Construction Co. Ltd.	150,500	688,428
Pigeon Corp.	51,500	1,457,406

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Pilot Corp.	17,700	$755,376
Pioneer Corp.[a,b]	157,000	425,432
Plenus Co. Ltd.	11,700	181,693
Pola Orbis Holdings Inc.	11,700	749,459
Premier Investment Corp.	625	615,289
Press Kogyo Co. Ltd.	70,600	305,392
Prima Meat Packers Ltd.	86,000	241,591
Proto Corp.	11,200	146,085
Raito Kogyo Co. Ltd.	25,500	245,966
Rakuten Inc.	456,000	6,376,631
Recruit Holdings Co. Ltd.	70,000	2,262,275
Relia Inc.	26,900	256,573
Relo Holdings Inc.	5,600	606,522
Rengo Co. Ltd.	96,000	459,018
Resona Holdings Inc.	1,071,600	5,715,200
Resorttrust Inc.	36,900	954,034
Ricoh Co. Ltd.	341,000	3,698,935
Ricoh Leasing Co. Ltd.	9,400	286,265
Riken Corp.	67,000	253,176
Ringer Hut Co. Ltd.	14,900	304,976
Rinnai Corp.	17,600	1,404,500
Riso Kagaku Corp.	15,900	290,528
Rohm Co. Ltd.	46,900	2,343,543
Rohto Pharmaceutical Co. Ltd.	47,400	787,152
Round One Corp.	58,600	266,110
Royal Holdings Co. Ltd.	17,500	308,742
Ryobi Ltd.	92,000	342,308
Ryohin Keikaku Co. Ltd.	11,800	2,388,846
Ryosan Co. Ltd.	20,000	487,259
Ryoyo Electro Corp.	19,400	240,340
Saizeriya Co. Ltd.	16,600	378,151
Sakai Chemical Industry Co. Ltd.	66,000	196,346
Sakata Seed Corp.	16,100	342,880
San-A Co. Ltd.	9,900	423,319
San-in Godo Bank Ltd. (The)	77,600	722,145
Sanden Holdings Corp.	76,000	263,882
Sangetsu Co. Ltd.	27,900	448,065
Sanken Electric Co. Ltd.	80,000	280,423
Sankyo Co. Ltd.	23,200	899,739
Sankyo Tateyama Inc.	15,000	209,820
Sankyu Inc.	134,000	760,638
Sanrio Co. Ltd.	23,700	633,375
Santen Pharmaceutical Co. Ltd.	185,000	2,531,054
Sanwa Holdings Corp.	111,900	908,738

Security	Shares	Value

Sanyo Shokai Ltd.	89,000	$261,081
Sanyo Special Steel Co. Ltd.	57,000	236,644
Sapporo Holdings Ltd.	162,000	671,224
Sato Holdings Corp.	16,200	354,541
Sawada Holdings Co. Ltd.	17,900	180,075
Sawai Pharmaceutical Co. Ltd.	16,500	1,062,399
SBI Holdings Inc./Japan	105,800	1,210,771
SCREEN Holdings Co. Ltd.	104,000	620,510
SCSK Corp.	25,000	964,367
Secom Co. Ltd.	103,100	6,934,847
Sega Sammy Holdings Inc.	88,200	934,807
Seibu Holdings Inc.	58,000	1,182,830
Seikagaku Corp.	19,100	246,911
Seiko Epson Corp.	136,500	2,100,522
Seiko Holdings Corp.	73,000	479,105
Seino Holdings Co. Ltd.	71,100	850,784
Seiren Co. Ltd.	28,800	341,280
Sekisui Chemical Co. Ltd.	203,200	2,418,025
Sekisui House Ltd.	294,100	4,933,959

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Sekisui House Reit Inc.	422	$436,075
Sekisui House SI Residential Investment Corp.	537	491,277
Senko Co. Ltd.	53,000	369,364
Senshu Ikeda Holdings Inc.	119,400	517,474
Seria Co. Ltd.	10,000	427,595
Seven & I Holdings Co. Ltd.	373,300	17,047,908
Seven Bank Ltd.	301,100	1,382,303
Sharp Corp./Japan[a,b]	675,000	743,940
Shiga Bank Ltd. (The)	116,000	623,857
Shikoku Chemicals Corp.	22,000	217,858
Shikoku Electric Power Co. Inc.	92,900	1,588,942
Shima Seiki Manufacturing Ltd.	17,200	258,837
Shimachu Co. Ltd.	23,300	512,822
Shimadzu Corp.	127,000	1,994,324
Shimamura Co. Ltd.	10,800	1,223,418
Shimano Inc.	38,800	6,166,845
Shimizu Corp.	293,000	2,580,974
Shin-Etsu Chemical Co. Ltd.	201,400	12,073,152
Shinko Electric Industries Co. Ltd.	37,400	229,343
Shinko Plantech Co. Ltd.	21,800	176,315
ShinMaywa Industries Ltd.	48,000	529,024
Shinsei Bank Ltd.	864,000	1,825,730
Shionogi & Co. Ltd.	148,000	6,121,135
Ship Healthcare Holdings Inc.	21,300	519,637
Shiseido Co. Ltd.	176,800	4,235,582
Shizuoka Bank Ltd. (The)	270,000	2,734,121
Shizuoka Gas Co. Ltd.	43,700	295,860
SHO-BOND Holdings Co. Ltd.	10,800	430,926
Shochiku Co. Ltd.	52,000	461,073
Showa Corp.	36,100	337,442
Showa Denko KK	702,000	890,044
Showa Sangyo Co. Ltd.	49,000	184,752
Showa Shell Sekiyu KK	92,500	820,178
SIIX Corp.	8,700	246,563
Sintokogio Ltd.	31,400	271,392
SKY Perfect JSAT Holdings Inc.	92,300	489,513
Skylark Co. Ltd.	56,600	740,596
SMC Corp./Japan	26,500	6,882,204
SoftBank Group Corp.	471,400	26,551,529
Sohgo Security Services Co. Ltd.	31,200	1,517,663
Sojitz Corp.	598,600	1,329,395
Sompo Japan Nipponkoa Holdings Inc.	164,900	5,230,886
Sony Corp.	618,500	17,836,172

Security	Shares	Value

Sony Financial Holdings Inc.	88,800	$1,607,120
Sosei Group Corp.[b]	7,900	282,809
Sotetsu Holdings Inc.	205,000	1,173,855
Square Enix Holdings Co. Ltd.	40,800	1,108,962
St. Marc Holdings Co. Ltd.	11,300	337,572
Stanley Electric Co. Ltd.	70,200	1,351,935
Star Micronics Co. Ltd.	24,100	330,121
Start Today Co. Ltd.	31,100	1,050,197
Sugi Holdings Co. Ltd.	18,700	915,823
Sumco Corp.	95,200	968,764
Sumitomo Bakelite Co. Ltd.	88,000	363,886
Sumitomo Chemical Co. Ltd.	737,000	4,269,012
Sumitomo Corp.	538,800	5,940,530
Sumitomo Dainippon Pharma Co. Ltd.	77,700	864,728
Sumitomo Electric Industries Ltd.	367,800	5,073,156
Sumitomo Forestry Co. Ltd.	65,400	788,539
Sumitomo Heavy Industries Ltd.	266,000	1,212,347
Sumitomo Metal Mining Co. Ltd.	240,000	3,004,102
Sumitomo Mitsui Construction Co. Ltd.	428,400	418,904
Sumitomo Mitsui Financial Group Inc.	622,200	25,058,148

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Sumitomo Mitsui Trust Holdings Inc.	1,608,000	$6,232,124
Sumitomo Osaka Cement Co. Ltd.	195,000	756,246
Sumitomo Real Estate Sales Co. Ltd.	12,900	299,209
Sumitomo Realty & Development Co. Ltd.	175,000	5,806,505
Sumitomo Riko Co. Ltd.	19,900	162,102
Sumitomo Rubber Industries Ltd.	81,600	1,225,268
Sumitomo Warehouse Co. Ltd. (The)	79,000	422,250
Sundrug Co. Ltd.	17,500	931,013
Suntory Beverage & Food Ltd.	68,500	2,787,114
Suruga Bank Ltd.	89,800	1,784,466
Suzuken Co. Ltd./Aichi Japan	39,500	1,523,700
Suzuki Motor Corp.	178,600	5,905,233
Sysmex Corp.	72,800	4,204,815
T&D Holdings Inc.	287,700	3,819,311
T-Gaia Corp.	19,800	303,707
Tachi-S Co. Ltd.	17,800	250,461
Tadano Ltd.	58,000	698,836
Taiheiyo Cement Corp.	572,000	1,896,002
Taikisha Ltd.	16,600	404,012
Taisei Corp.	517,000	3,384,545
Taisho Pharmaceutical Holdings Co. Ltd.	14,800	929,637
Taiyo Holdings Co. Ltd.	10,800	374,096
Taiyo Nippon Sanso Corp.	77,500	807,272
Taiyo Yuden Co. Ltd.	50,600	719,113
Takara Holdings Inc.	80,800	584,532
Takasago Thermal Engineering Co. Ltd.	30,600	441,979
Takashimaya Co. Ltd.	137,000	1,234,050
Takata Corp.[a,b]	17,400	198,837
Takeda Pharmaceutical Co. Ltd.	389,700	19,149,957
Tamron Co. Ltd.	14,200	285,824
TDK Corp.	60,600	3,901,902
TechnoPro Holdings Inc.	17,900	483,563
Teijin Ltd.	456,000	1,624,860
Tekken Corp.[b]	87,000	244,400
Temp Holdings Co. Ltd.	60,600	911,448
Terumo Corp.	148,900	4,454,353
THK Co. Ltd.	58,700	1,117,331
Toa Corp./Tokyo	136,000	311,050
Toagosei Co. Ltd.	58,000	490,242
Tobu Railway Co. Ltd.	485,000	2,359,188

Security	Shares	Value

TOC Co. Ltd.	27,900	$206,230
Tocalo Co. Ltd.	12,500	253,159
Tochigi Bank Ltd. (The)	70,000	402,569
Toda Corp.	109,000	597,050
Toho Bank Ltd. (The)	118,000	437,091
Toho Co. Ltd./Tokyo	57,800	1,513,553
Toho Gas Co. Ltd.	232,000	1,430,354
Toho Holdings Co. Ltd.	26,000	580,220
Toho Titanium Co. Ltd.[a]	19,900	262,365
Toho Zinc Co. Ltd.	93,000	259,714
Tohoku Electric Power Co. Inc.	229,900	3,253,940
Tokai Carbon Co. Ltd.	131,000	360,406
Tokai Corp./Gifu	4,700	151,311
TOKAI Holdings Corp.	51,500	219,358
Tokai Rika Co. Ltd.	26,100	573,151
Tokai Tokyo Financial Holdings Inc.	106,700	655,187
Token Corp.	4,710	375,473
Tokio Marine Holdings Inc.	339,200	13,188,535
TOKO Inc.	40,000	115,020
Tokuyama Corp.[a]	171,000	347,172
Tokyo Broadcasting System Holdings Inc.	19,000	284,823
Tokyo Dome Corp.	100,000	467,371
Tokyo Electric Power Co. Inc.[a]	714,400	4,907,707

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Tokyo Electron Ltd.	83,700	$5,066,044
Tokyo Gas Co. Ltd.	1,163,000	5,797,894
Tokyo Ohka Kogyo Co. Ltd.	20,400	657,601
Tokyo Seimitsu Co. Ltd.	20,300	452,681
Tokyo Steel Manufacturing Co. Ltd.	55,300	372,104
Tokyo Tatemono Co. Ltd.	100,000	1,250,466
Tokyo TY Financial Group Inc.	14,200	447,740
Tokyotokeiba Co. Ltd.	106,000	250,342
Tokyu Corp.	550,000	4,489,331
Tokyu Fudosan Holdings Corp.	253,600	1,796,793
TOKYU REIT Inc.	470	571,751
TOMONY Holdings Inc.	79,100	308,731
Tomy Co. Ltd.	36,400	184,300
TonenGeneral Sekiyu KK	142,000	1,481,483
Top REIT Inc.	106	399,229
Topcon Corp.	34,300	500,253
Toppan Forms Co. Ltd.	27,300	354,272
Toppan Printing Co. Ltd.	256,000	2,312,327
Topre Corp.	21,900	479,287
TOPY Industries Ltd.	113,000	256,573
Toray Industries Inc.	721,000	6,348,146
Torii Pharmaceutical Co. Ltd.	6,700	162,399
Toshiba Corp.[a]	1,968,000	5,595,366
Toshiba Machine Co. Ltd.	76,000	263,882
Toshiba TEC Corp.	64,000	233,354
Tosoh Corp.	274,000	1,405,478
Totetsu Kogyo Co. Ltd.	16,900	367,340
TOTO Ltd.	69,800	2,388,846
Towa Bank Ltd. (The)	335,000	294,261
Toyo Corp./Chuo-ku	34,600	271,524
Toyo Engineering Corp.	90,000	228,216
Toyo Ink SC Holdings Co. Ltd.	96,000	398,558
Toyo Seikan Group Holdings Ltd.	81,700	1,592,363
Toyo Suisan Kaisha Ltd.	44,500	1,652,041
Toyo Tanso Co. Ltd.	17,400	252,186
Toyo Tire & Rubber Co. Ltd.	48,600	1,033,820
Toyobo Co. Ltd.	424,000	625,415
Toyoda Gosei Co. Ltd.	32,000	741,960
Toyota Boshoku Corp.	32,500	701,036
Toyota Industries Corp.	79,600	4,228,183
Toyota Motor Corp.	1,338,400	82,838,281
Toyota Tsusho Corp.	104,100	2,401,611
TPR Co. Ltd.	13,600	335,732

Security	Shares	Value

Transcosmos Inc.	14,400	$404,525
Trend Micro Inc./Japan	52,700	2,067,823
Trusco Nakayama Corp.	11,600	409,497
TS Tech Co. Ltd.	22,900	633,818
TSI Holdings Co. Ltd.	57,700	407,379
Tsubakimoto Chain Co.	69,000	509,459
Tsukuba Bank Ltd.	86,000	304,305
Tsumura & Co.	31,500	763,779
Tsuruha Holdings Inc.	17,500	1,395,069
TV Asahi Holdings Corp.	13,500	226,874
UACJ Corp.	115,000	224,902
Ube Industries Ltd.	519,000	1,096,706
ULVAC Inc.	22,200	398,469
Unicharm Corp.	182,400	3,922,337
Unipres Corp.	19,600	449,903
United Arrows Ltd.	11,600	502,739
United Super Markets Holdings Inc.	28,400	248,993
United Urban Investment Corp.	1,264	1,760,749
Unitika Ltd.[a]	588,000	297,228
UNY Group Holdings Co. Ltd.	101,800	566,891

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Ushio Inc.	58,500	$811,025
USS Co. Ltd.	109,800	1,957,156
Valor Holdings Co. Ltd.	19,800	465,651
Vital KSK Holdings Inc.	17,400	127,175
VT Holdings Co. Ltd.	41,100	255,779
Wacoal Holdings Corp.	52,000	656,706
WATAMI Co. Ltd.[a,b]	24,800	174,479
Welcia Holdings Co. Ltd.	11,400	565,867
West Japan Railway Co.	80,900	5,718,475
Xebio Holdings Co. Ltd.	14,600	263,387
Yahoo Japan Corp.	723,100	3,085,946
Yakult Honsha Co. Ltd.	43,800	2,337,452
Yamada Denki Co. Ltd.	323,600	1,466,826
Yamagata Bank Ltd. (The)	67,000	262,059
Yamaguchi Financial Group Inc.	98,000	1,214,087
Yamaha Corp.	85,400	2,140,750
Yamaha Motor Co. Ltd.	127,900	2,906,168
Yamanashi Chuo Bank Ltd. (The)	88,000	414,933
Yamato Holdings Co. Ltd.	171,700	3,401,275
Yamato Kogyo Co. Ltd.	18,600	499,391
Yamazaki Baking Co. Ltd.	56,000	1,087,284
Yamazen Corp.	37,100	333,570
Yaoko Co. Ltd.	8,600	348,846
Yaskawa Electric Corp.	116,700	1,399,336
Yellow Hat Ltd.	10,100	223,384
Yodogawa Steel Works Ltd.	11,000	195,069
Yokogawa Electric Corp.	110,200	1,241,034
Yokohama Reito Co. Ltd.	36,400	291,683
Yokohama Rubber Co. Ltd. (The)	48,500	940,460
Yondoshi Holdings Inc.	12,900	274,516
Yoshinoya Holdings Co. Ltd.	39,800	491,749
Yuasa Trading Co. Ltd.	16,500	386,538
Zenkoku Hosho Co. Ltd.	26,100	890,006
Zenrin Co. Ltd.	16,500	242,014
Zensho Holdings Co. Ltd.	44,700	422,645
Zeon Corp.	78,000	641,840

		1,702,958,028
NETHERLANDS — 2.78%
Aalberts Industries NV	52,939	1,728,934
Accell Group	15,089	316,026
Aegon NV	879,477	5,444,367
Akzo Nobel NV	120,271	8,562,658
Altice NV Class Aa,b	184,254	3,205,695
Altice NV Class Ba	51,961	926,989
Amsterdam Commodities NV	10,577	267,444

Security	Shares	Value

Arcadis NV	32,557	$825,376
ASM International NV	25,704	988,251
ASML Holding NV	170,022	15,891,012
BE Semiconductor Industries NV	16,909	367,967
BinckBank NV	39,886	353,450
Boskalis Westminster	40,622	1,984,961
Brunel International NV	12,236	230,862
Corbion NV	30,134	744,143
Delta Lloyd NV	108,821	863,102
Eurocommercial Properties NV	23,990	1,151,449
Euronext NVc	30,873	1,363,472
Fiat Chrysler Automobiles NVa	441,957	6,551,749
Fugro NV CVA[a,b]	31,578	601,726
Gemalto NVb	39,276	2,475,185
Heineken Holding NV	49,545	3,991,451
Heineken NV	113,999	10,467,219

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

IMCD Group NV	19,785	$743,524
ING Groep NV CVA	1,893,786	27,687,236
Koninklijke Ahold NV	435,617	8,911,905
Koninklijke BAM Groep NVa	117,101	649,624
Koninklijke DSM NV	87,315	4,683,735
Koninklijke KPN NV	1,561,736	5,762,074
Koninklijke Philips NV	458,474	12,453,688
Koninklijke Ten Cate NV	17,806	484,261
Koninklijke Vopak NV	33,615	1,358,133
NN Group NV	116,092	3,663,847
NSI NV	74,053	324,102
OCI NVa	42,055	1,195,082
PostNL NVa	220,162	913,467
Randstad Holding NV	63,598	3,816,875
RELX NV	493,199	8,471,832
SBM Offshore NVa	86,254	1,187,671
SNS REAAL NVa,b	3,991	—
TKH Group NV	20,374	775,449
TNT Express NV	241,141	2,037,780
TomTom NVa	50,847	555,615
Unilever NV CVA	795,125	36,117,133
USG People NV	35,666	571,277
VastNed Retail NV	10,333	505,085
Wereldhave NV	18,180	1,140,287
Wessanen	45,627	492,930
Wolters Kluwer NV	148,292	5,044,553

		198,850,653
NEW ZEALAND — 0.25%
Air New Zealand Ltd.	274,474	540,414
Argosy Property Ltd.	247,473	188,370
Auckland International Airport Ltd.	481,774	1,714,593
Chorus Ltd.[a]	178,829	344,233
Contact Energy Ltd.	389,594	1,368,081
Fisher & Paykel Healthcare Corp. Ltd.	296,568	1,561,119
Fletcher Building Ltd.	348,659	1,759,834
Freightways Ltd.	64,158	255,681
Genesis Energy Ltd.	315,116	397,632
Goodman Property Trust	405,870	330,907
Infratil Ltd.	297,859	625,755
Kiwi Property Group Ltd.	477,119	439,033
Meridian Energy Ltd.	673,387	1,011,462
Metlifecare Ltd.	55,494	167,461
Mighty River Power Ltd.	373,831	708,215
Nuplex Industries Ltd.	101,984	293,950

Security	Shares	Value

Precinct Properties New Zealand Ltd.	411,761	$339,889
Ryman Healthcare Ltd.	200,203	1,068,759
Sky Network Television Ltd.	198,234	608,928
SKYCITY Entertainment Group Ltd.	286,244	776,628
Spark New Zealand Ltd.	912,524	2,074,510
Trade Me Group Ltd.	205,491	508,869
Warehouse Group Ltd. (The)	38,245	70,643
Xero Ltd.[a,b]	33,498	362,409
Z Energy Ltd.	143,758	651,687

		18,169,062
NORWAY — 0.71%
Akastor ASA[a,b]	88,897	116,613
Aker ASA Class A	14,837	293,696
Aker Solutions ASA	86,043	345,726
Atea ASA	43,500	406,119

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Austevoll Seafood ASA	60,172	$371,551
Bakkafrost P/F	22,278	718,747
BW LPG Ltd.[b,c]	45,367	309,352
BW Offshore Ltd.	211,736	88,580
Det Norske Oljeselskap ASA[a,b]	52,632	324,371
DNB ASA	481,701	6,159,452
DNO ASA[a,b]	334,952	337,256
Entra ASA[c]	42,744	364,964
Fred Olsen Energy ASA[a]	20,522	95,434
Gjensidige Forsikring ASA	100,639	1,536,619
Golden Ocean Group Ltd.[a,b]	53,649	104,612
Hoegh LNG Holdings Ltd.	24,193	291,627
Leroy Seafood Group ASA	12,239	431,022
Marine Harvest ASA	166,980	2,247,633
Nordic Semiconductor ASA[a,b]	74,164	358,032
Norsk Hydro ASA	661,472	2,381,105
Norwegian Air Shuttle ASA[a,b]	13,550	500,090
Norwegian Property ASA[a]	198,745	216,083
Opera Software ASA[b]	69,225	433,996
Orkla ASA	400,645	3,420,856
Petroleum Geo-Services ASA[b]	111,584	466,549
Prosafe SE	122,579	340,425
REC Silicon ASA[a,b]	1,256,049	226,367
Salmar ASA	25,930	425,946
Schibsted ASA[b]	38,433	1,294,453
Schibsted ASA Class Ba	42,649	1,335,648
Seadrill Ltd.[b]	180,861	1,137,087
SpareBank 1 SMN	53,264	335,190
Statoil ASA	548,767	8,832,880
Stolt-Nielsen Ltd.	11,932	162,162
Storebrand ASA[a]	240,919	846,454
Subsea 7 SAa	125,874	985,506
Telenor ASA	370,509	7,018,908
TGS Nopec Geophysical Co. ASA[b]	52,349	1,036,240
Thin Film Electronics ASA[a,b]	406,586	192,198
Yara International ASA	88,645	4,040,556

		50,530,105
PORTUGAL — 0.17%
Altri SGPS SA	65,214	309,838
Banco BPI SA Registered[a,b,d]	226,408	276,612
Banco Comercial Portugues SA Registered[a,b]	19,691,894	1,137,664
BANIF — Banco Internacional do Funchal SAa,b	19,469,207	62,369
CTT-Correios de Portugal SA	86,826	991,254

Security	Shares	Value

EDP — Energias de Portugal SA	785,406	$2,922,073
Galp Energia SGPS SA	189,003	2,053,791
Jeronimo Martins SGPS SA	128,020	1,808,020
NOS SGPS SA	109,020	910,323
Pharol SGPS SA Registered[a,b]	309,909	131,459
Portucel SA	158,261	647,719
REN — Redes Energeticas Nacionais SGPS SA	131,849	404,462
Sonae SGPS SA	519,394	624,239

		12,279,823
SINGAPORE — 1.37%
Accordia Golf Trust[b]	445,200	203,447
AIMS AMP Capital Industrial REIT	315,075	314,963
ARA Asset Management Ltd.[b]	398,500	401,203
Ascendas India Trust[b]	507,200	316,887
Ascendas REIT	1,003,100	1,711,824
Ascott Residence Trust	407,600	352,157

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Asian Pay Television Trust	794,300	$448,052
Biosensors International Group Ltd.[a,b]	705,000	342,306
Boustead Singapore Ltd.	98,800	67,372
Cache Logistics Trust	602,000	431,996
Cambridge Industrial Trust[b]	682,400	297,225
CapitaLand Commercial Trust Ltd.	1,057,000	1,064,170
CapitaLand Ltd.	1,260,200	2,789,447
CapitaLand Mall Trust	1,169,900	1,653,982
CapitaLand Retail China Trust	288,420	313,030
CDL Hospitality Trusts	410,900	397,551
Chip Eng Seng Corp. Ltd.	343,500	168,010
City Developments Ltd.	202,500	1,148,054
ComfortDelGro Corp. Ltd.	1,077,000	2,337,794
COSCO Corp. Singapore Ltd.[b]	564,900	151,258
CWT Ltd.[b]	152,900	218,351
DBS Group Holdings Ltd.	862,500	10,635,755
Ezion Holdings Ltd.[b]	649,640	324,704
Ezra Holdings Ltd.[a,b]	1,467,322	127,821
First REIT[b]	331,000	293,067
First Resources Ltd.[b]	308,300	413,855
Frasers Centrepoint Trust	307,900	429,807
Frasers Commercial Trust	374,600	366,442
Genting Singapore PLC	3,026,200	1,761,052
Global Logistic Properties Ltd.	1,550,000	2,479,115
Golden Agri-Resources Ltd.	3,480,600	969,250
GuocoLeisure Ltd.	207,800	132,796
Ho Bee Land Ltd.	67,700	95,230
Hong Leong Asia Ltd.	65,600	40,283
Hutchison Port Holdings Trust	2,827,900	1,569,484
Hyflux Ltd.[b]	532,100	258,356
Indofood Agri Resources Ltd.[b]	292,700	119,128
Jardine Cycle & Carriage Ltd.	60,132	1,400,575
Kenon Holdings Ltd./Singapore[a]	12,365	162,792
Keppel Corp. Ltd.[b]	722,700	3,653,492
Keppel REIT[b]	833,880	574,576
KrisEnergy Ltd.[a,b]	278,089	68,505
Lippo Malls Indonesia Retail Trust[b]	1,295,800	296,077
M1 Ltd./Singapore	206,900	419,562
Mapletree Commercial Trust	687,800	672,821
Mapletree Greater China Commercial Trust	983,900	699,022
Mapletree Industrial Trust[b]	625,000	680,560
Mapletree Logistics Trust	793,300	577,769
Midas Holdings Ltd.[b]	704,400	158,433

Security	Shares	Value

Neptune Orient Lines Ltd./Singapore[a,b]	448,400	$318,571
Noble Group Ltd.[b]	2,302,100	830,104
OSIM International Ltd.[b]	173,200	168,191
OUE Hospitality Trust	385,200	224,161
OUE Ltd.[b]	116,400	148,773
Oversea-Chinese Banking Corp. Ltd.	1,468,600	9,469,088
Parkway Life REIT[b]	189,200	312,069
Perennial Real Estate Holdings Ltd.[a,b]	183,664	129,830
Raffles Medical Group Ltd.[b]	162,600	499,236
Sabana Shari’ah Compliant Industrial REIT[b]	566,100	307,202
SATS Ltd.	354,800	960,151
SembCorp Industries Ltd.[b]	494,400	1,263,800
Sembcorp Marine Ltd[b]	434,500	725,976
Singapore Airlines Ltd.	267,800	2,065,148
Singapore Exchange Ltd.[b]	393,900	2,075,674
Singapore Post Ltd.[b]	765,800	1,036,195
Singapore Press Holdings Ltd.[b]	469,400	1,337,312
Singapore Technologies Engineering Ltd.	817,300	1,931,641
Singapore Telecommunications Ltd.	3,888,600	11,050,788
SMRT Corp. Ltd.[b]	451,200	470,369

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Soilbuild Business Space REIT[b]	579,700	$331,139
Starhill Global REIT	765,200	442,565
StarHub Ltd.[b]	319,400	821,021
Suntec REIT[b]	1,145,700	1,349,807
Super Group Ltd./Singapore	233,500	150,054
Tat Hong Holdings Ltd.[b]	232,300	92,887
Tiger Airways Holdings Ltd.[a,b]	672,789	139,314
United Engineers Ltd.	243,200	345,568
United Overseas Bank Ltd.[b]	635,200	9,220,718
UOL Group Ltd.	236,400	1,107,307
Vard Holdings Ltd.[a,b]	363,700	98,683
Venture Corp. Ltd.	143,800	849,144
Wheelock Properties Singapore Ltd.	51,000	55,534
Wilmar International Ltd.	952,800	2,129,428
Wing Tai Holdings Ltd.[b]	210,200	261,906
Yangzijiang Shipbuilding Holdings Ltd.	963,600	860,050
Yanlord Land Group Ltd.[b]	309,700	231,086
Ying Li International Real Estate Ltd.[a,b]	1,116,000	146,622

		98,466,520
SPAIN — 3.27%
Abengoa SA Class Bb	1,020,138	999,556
Abertis Infraestructuras SAb	252,415	4,213,125
Acciona SA	16,047	1,356,241
Acerinox SAb	81,758	889,051
ACS Actividades de Construccion y Servicios SA	99,524	3,402,069
Aena SAa,c	33,570	3,763,935
Almirall SA	35,860	694,412
Amadeus IT Holding SA Class A	222,938	9,545,367
Applus Services SA	62,606	560,178
Atresmedia Corp. de Medios de Comunicacion SA	42,174	543,676
Axiare Patrimonio SOCIMI SA	47,820	686,717
Banco Bilbao Vizcaya Argentaria SA	3,127,772	27,087,935
Banco Bilbao Vizcaya Argentaria SA New	32,025	277,351
Banco de Sabadell SA	2,462,559	4,784,948
Banco Popular Espanol SA	853,138	3,266,424
Banco Santander SA	7,043,856	39,683,082
Bankia SA	2,344,969	3,035,914
Bankinter SA	350,386	2,553,395
Bolsas y Mercados Espanoles SHMSF SAb	1,895	68,420

Security	Shares	Value

CaixaBank SA	1,319,799	$5,091,043
Cia. de Distribucion Integral Logista Holdings SA	27,701	556,153
CIE Automotive SA	36,973	595,888
Construcciones y Auxiliar de Ferrocarriles SA	1,421	398,549
Corp Financiera Alba SA	9,745	432,638
Distribuidora Internacional de Alimentacion SA	318,121	2,033,975
Duro Felguera SAb	92,971	219,779
Ebro Foods SA	44,528	848,982
Enagas SA	12,699	386,540
Ence Energia y Celulosa SA	95,290	335,786
Endesa SA	125,649	2,810,663
Faes Farma SA	184,756	500,022
Ferrovial SA	226,168	5,736,246
Fomento de Construcciones y Contratas SAa,b	75,153	576,143
Gamesa Corp. Tecnologica SA	124,048	1,971,171
Gas Natural SDG SA	156,630	3,410,251
Grifols SA	77,137	3,594,132
Grupo Catalana Occidente SA	28,160	879,705
Hispania Activos Inmobiliarios SAa	54,234	820,761
Iberdrola SA	2,648,073	19,004,987
Indra Sistemas SAa,b	62,624	675,104
Industria de Diseno Textil SA	542,213	20,427,383

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Inmobiliaria Colonial SAa	1,111,518	$827,563
International Consolidated Airlines Group SAa	415,216	3,738,148
Lar Espana Real Estate SOCIMI SA	52,982	561,855
Liberbank SAa	820,886	511,431
Mapfre SA	618,071	1,846,845
Mediaset Espana Comunicacion SA	101,553	1,240,156
Melia Hotels International SAb	55,851	811,917
Merlin Properties SOCIMI SA	138,250	1,780,691
NH Hotel Group SAa	127,737	785,953
Obrascon Huarte Lain SAb	48,330	389,410
Obrascon Huarte Lain SAb	24,165	194,705
Pescanova SAa	498	—
Promotora de Informaciones SAa,b	40,800	227,692
Prosegur Cia. de Seguridad SA	184,484	825,351
Red Electrica Corp. SA	7,050	624,580
Repsol SA	526,906	6,678,987
Sacyr SAb	219,306	556,221
Tecnicas Reunidas SA	19,228	861,715
Telefonica SA	2,190,545	29,110,024
Tubacex SAb	143,527	309,960
Tubos Reunidos SAb	150,712	158,992
Viscofan SA	25,830	1,516,250
Zardoya Otis SA	102,026	1,262,274
Zeltia SAa	118,742	530,576

		234,068,993
SWEDEN — 3.09%
AAK AB	15,956	1,156,634
AF AB Class Bb	35,870	534,399
Alfa Laval AB	145,696	2,578,994
Arcam ABa,b	12,491	236,111
Assa Abloy AB	496,303	9,936,640
Atlas Copco AB Class A	330,469	8,679,192
Atlas Copco AB Class B	198,450	4,837,992
Avanza Bank Holding AB	13,321	528,701
Axfood AB	37,277	676,530
Betsson AB	61,089	1,000,050
Bilia AB Class A	21,688	457,211
BillerudKorsnas AB	90,556	1,652,009
BioGaia AB Class B	8,449	275,631
Boliden AB	136,713	2,634,128
Castellum AB	76,650	1,155,489
Clas Ohlson AB Class B	20,851	318,624

Security	Shares	Value

Com Hem Holding AB	73,480	$633,034
Duni AB	17,058	260,663
Electrolux AB Class B	118,173	3,507,216
Elekta AB Class B	185,821	1,445,477
Fabege AB	69,362	1,110,158
Fastighets AB Balder Class Ba,b	42,656	866,086
Fingerprint Cards ABa,b	29,496	1,459,003
Getinge AB Class B	98,714	2,486,756
Hemfosa Fastigheter AB	67,277	734,893
Hennes & Mauritz AB Class B	467,076	18,279,386
Hexagon AB Class B	127,962	4,472,894
Hexpol AB	132,524	1,298,559
Holmen AB Class B	23,310	707,458
Hufvudstaden AB Class A	60,471	861,740
Husqvarna AB Class B	209,905	1,393,030
ICA Gruppen ABb	37,815	1,354,774
Industrial & Financial Systems Class B	10,832	421,623
Industrivarden AB Class C	84,296	1,543,765
Indutrade AB	17,738	852,331

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Intrum Justitia AB	39,263	$1,419,599
Investment AB Kinnevik Class B	114,519	3,682,001
Investor AB Class B	226,797	8,477,893
JM AB	38,995	1,110,475
Klovern AB Class B	214,164	223,220
Kungsleden AB	81,795	616,525
L E Lundbergforetagen AB Class B	20,514	1,052,644
Lifco AB Class B	20,041	447,981
Lindab International AB	43,570	297,875
Loomis AB Class B	31,382	818,650
Lundin Petroleum ABa	105,382	1,532,770
Meda AB Class A	127,679	1,890,160
Medivir AB Class Ba	21,390	191,456
Mekonomen AB	16,154	385,255
Millicom International Cellular SA SDR	33,115	1,860,317
Modern Times Group MTG AB Class B	28,779	822,601
NCC AB Class B	42,477	1,320,191
NetEnt AB	15,546	889,813
Nibe Industrier AB Class B	42,784	1,386,167
Nobia AB	60,504	746,774
Nordea Bank AB	1,490,021	16,583,184
Nordnet AB Class B	68,757	245,360
Oriflame Holding AGa	28,335	396,112
Peab AB	92,873	712,603
Qliro Group ABa,b	112,335	113,778
Ratos AB Class B	107,742	634,452
Rezidor Hotel Group AB	46,513	198,850
Saab AB	35,036	993,194
Sandvik AB	523,820	4,929,156
Securitas AB Class B	159,768	2,099,896
Skandinaviska Enskilda Banken AB Class A	742,548	7,861,908
Skanska AB Class B	187,877	3,684,101
SKF AB Class B	197,491	3,498,153
SSAB AB Class Aa,b	132,671	482,968
SSAB AB Class Ba	64,695	206,102
Svenska Cellulosa AB SCA Class B	287,722	8,539,203
Svenska Handelsbanken AB Class A	735,046	10,059,221
Sweco AB Class B	19,502	287,100
Swedbank AB Class A	446,059	10,301,812
Swedish Match AB	97,197	3,075,844

Security	Shares	Value

Swedish Orphan Biovitrum ABa	79,904	$1,223,364
Tele2 AB Class B	158,020	1,591,189
Telefonaktiebolaget LM Ericsson Class B	1,497,225	14,697,260
TeliaSonera AB	1,266,083	6,520,567
Thule Group AB (The)[c]	4,092	51,084
Trelleborg AB Class B	123,690	2,103,514
Unibet Group PLC SDR	15,220	1,349,750
Volvo AB Class B	751,898	7,859,067
Wallenstam AB Class B	95,756	853,701
Wihlborgs Fastigheter AB	37,898	745,378

		221,417,419
SWITZERLAND — 8.67%
ABB Ltd. Registered	1,074,978	20,349,064
Actelion Ltd. Registered	51,090	7,121,244
Adecco SA Registered	82,533	6,162,241
AFG Arbonia-Forster Holding AG Registered[a]	34,638	336,629
Allreal Holding AG Registered	6,596	876,567
Aryzta AG	42,770	1,935,117
Ascom Holding AG Registered	29,510	561,311
Baloise Holding AG Registered	23,967	2,886,009
Banque Cantonale Vaudoise Registered	1,359	839,595

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Barry Callebaut AG Registered	1,069	$1,287,246
Basilea Pharmaceutica Ltd. Registered[a]	6,346	661,156
BKW AG	9,355	356,358
Bossard Holding AG	4,223	412,340
Bucher Industries AG Registered	3,618	826,552
Burckhardt Compression Holding AG	1,686	590,079
Cembra Money Bank AG	11,339	678,672
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	460	2,816,231
Chocoladefabriken Lindt & Sprungli AG Registered	50	3,719,249
Cie. Financiere Richemont SA Class A Registered	255,391	21,970,233
Clariant AG Registered	143,258	2,644,987
Conzzeta AG	587	364,735
Cosmo Pharmaceuticals SAa,b	2,838	437,324
Credit Suisse Group AG Registered	761,137	19,056,415
Daetwyler Holding AG Bearer	4,318	607,564
dorma+kaba Holding AG Class B	1,708	1,069,070
Dufry AG Registered[a]	19,638	2,304,962
EFG International AG	38,776	390,612
Emmi AG	1,113	504,985
EMS-Chemie Holding AG Registered	4,065	1,725,795
Flughafen Zuerich AG Registered	1,903	1,445,952
Forbo Holding AG Registered	662	755,516
Galenica AG Registered	2,213	3,255,237
GAM Holding AG	86,688	1,591,735
Gategroup Holding AG	14,496	545,576
Geberit AG Registered	18,238	5,907,576
Georg Fischer AG Registered	2,109	1,300,809
Givaudan SA Registered	4,590	8,241,745
Helvetia Holding AG Registered	3,123	1,639,516
Huber & Suhner AG Registered	8,038	347,777
Implenia AG Registered	9,842	489,230
Inficon Holding AG Registered	1,564	449,010
Intershop Holdings AG	813	345,984
Julius Baer Group Ltd.	109,253	5,444,086
Komax Holding AG Registered	3,135	524,117
Kudelski SA Bearer	23,767	320,671
Kuehne + Nagel International AG Registered	25,587	3,558,689

Security	Shares	Value

Kuoni Reisen Holding AG Class B Registered	2,287	$475,148
LafargeHolcim Ltd. Registered	210,875	11,926,230
Leonteq AG	4,190	809,734
Logitech International SA Registered	76,613	1,130,834
Lonza Group AG Registered	25,632	3,775,568
Meyer Burger Technology AGa,b	53,529	384,464
Mobilezone Holding AG	23,269	345,819
Mobimo Holding AG Registered	3,882	840,394
Nestle SA Registered	1,576,318	120,892,357
Novartis AG Registered	1,112,621	101,414,149
OC Oerlikon Corp. AG Registered	100,362	966,204
Orascom Development Holding AGa,b	9,710	127,562
Panalpina Welttransport Holding AG Registered	6,290	721,045
Pargesa Holding SA Bearer	13,133	836,675
Partners Group Holding AG	7,998	2,904,676
Plazza AGa	502	100,069
PSP Swiss Property AG Registered	19,302	1,684,948
Rieter Holding AG Registered	3,050	503,718
Roche Holding AG	343,782	93,570,084
Schindler Holding AG Participation Certificates	20,182	3,288,084
Schindler Holding AG Registered	11,396	1,858,967
Schmolz + Bickenbach AG Registered[a]	393,028	215,303
Schweiter Technologies AG Bearer	688	553,471
SFS Group AG	8,684	562,048
SGS SA Registered	2,610	4,988,324
Siegfried Holding AG Registered	2,861	574,667

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Sika AG Bearer	1,038	$3,415,949
Sonova Holding AG Registered	25,838	3,538,554
St Galler Kantonalbank AG Registered	1,191	431,938
Straumann Holding AG Registered	5,042	1,432,168
Sulzer AG Registered	11,560	1,171,538
Sunrise Communications Group AGa,c	17,138	938,830
Swatch Group AG (The) Bearer	14,602	5,731,183
Swatch Group AG (The) Registered	25,937	1,881,304
Swiss Life Holding AG Registered	15,114	3,620,000
Swiss Prime Site AG Registered	30,615	2,347,952
Swiss Re AG	170,792	15,922,683
Swisscom AG Registered	12,326	6,377,134
Swissquote Group Holding SA Registered	10,591	255,710
Syngenta AG Registered	45,696	15,427,470
Tecan Group AG Registered	6,036	825,415
Temenos Group AG Registered	30,313	1,422,243
Transocean Ltd.[b]	177,178	2,714,063
U-Blox AG	3,498	678,841
UBS Group AG	1,786,201	35,841,801
Valiant Holding AG Registered	8,455	980,377
Valora Holding AG Registered	2,073	418,491
Vetropack Holding AG Bearer	116	178,869
Vontobel Holding AG Registered	15,307	757,004
Zehnder Group AG	8,798	300,779
Zurich Insurance Group AG	73,113	19,380,600

		621,097,006
UNITED KINGDOM — 20.21%
3i Group PLC	476,318	3,685,482
888 Holdings PLC	95,528	238,266
AA PLC	288,922	1,235,558
Abcam PLC	97,503	905,007
Aberdeen Asset Management PLC	453,621	2,428,883
Admiral Group PLC	102,483	2,552,970
Advanced Medical Solutions Group PLC	164,958	417,808
Aggreko PLC	124,657	1,762,522
Al Noor Hospitals Group PLC	42,869	778,593
Alent PLC	104,613	805,882
Allied Minds PLC[a]	92,395	672,663
Amec Foster Wheeler PLC	187,008	2,053,475
Amerisur Resources PLC[a,b]	459,095	198,527

Security	Shares	Value

Amlin PLC	245,562	$2,499,230
Anglo American PLC	680,804	5,747,133
Antofagasta PLC	192,559	1,565,748
ARM Holdings PLC	695,496	11,009,765
Ashmore Group PLC[b]	186,767	778,796
Ashtead Group PLC	245,676	3,794,218
ASOS PLC[a,b]	27,413	1,380,597
Associated British Foods PLC	174,173	9,293,696
AstraZeneca PLC	618,322	39,634,618
Avanti Communications Group PLC[a]	74,772	267,042
AVEVA Group PLC	32,304	1,024,746
Aviva PLC	1,980,738	14,866,984
Babcock International Group PLC	121,005	1,801,523
BAE Systems PLC	1,529,020	10,397,320
Balfour Beatty PLC[a]	341,696	1,315,066
Bank of Georgia Holdings PLC	20,077	620,138
Barclays PLC	8,173,228	29,284,725
Barratt Developments PLC	485,264	4,590,328
BBA Aviation PLC	563,655	1,660,059
Beazley PLC	255,362	1,433,969
Bellway PLC	61,027	2,446,731

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Berendsen PLC	83,997	$1,329,680
Berkeley Group Holdings PLC	63,398	3,248,714
Betfair Group PLC	34,903	1,739,487
BG Group PLC	1,677,189	26,550,055
BHP Billiton PLC	1,032,413	16,590,333
Big Yellow Group PLC	80,633	933,972
Bodycote PLC	103,920	826,544
boohoo.com PLC[a,b]	453,624	262,716
Booker Group PLC	815,502	2,343,856
Bovis Homes Group PLC	68,615	1,086,182
BP PLC	8,928,568	53,281,751
Brewin Dolphin Holdings PLC	163,506	681,800
British American Tobacco PLC	910,493	54,270,924
British Land Co. PLC (The)	468,987	6,305,059
Britvic PLC	112,744	1,217,111
BT Group PLC	4,097,412	29,425,384
BTG PLC[a,b]	193,177	1,646,850
Bunzl PLC	161,859	4,647,033
Burberry Group PLC	216,406	4,438,405
Bwin Party Digital Entertainment PLC	386,300	667,597
Cable & Wireless Communications PLC	1,376,485	1,564,620
Cairn Energy PLC[a]	269,373	624,029
Cape PLC	75,036	266,537
Capita PLC	322,458	6,349,549
Capital & Counties Properties PLC	368,179	2,527,495
Card Factory PLC	165,793	923,574
Carillion PLC[b]	210,868	994,905
Carnival PLC	89,297	4,988,212
Centamin PLC	587,349	576,916
Centrica PLC	2,462,750	8,599,644
Chemring Group PLC	109,239	290,179
Chesnara PLC	80,715	406,379
Cineworld Group PLC	101,042	861,392
Clinigen Healthcare Ltd.[a]	48,099	469,104
Close Brothers Group PLC	72,615	1,641,825
Cobham PLC	554,978	2,378,474
Coca-Cola HBC AG	98,207	2,350,898
Compass Group PLC	812,593	14,043,091
Countrywide PLC	114,831	824,654
Crest Nicholson Holdings PLC	127,489	1,071,103
Croda International PLC	66,321	2,968,308
Daily Mail & General Trust PLC Class A NVS	136,948	1,584,153

Security	Shares	Value

Dairy Crest Group PLC	73,101	$727,057
Dart Group PLC	59,160	432,393
DCC PLC	43,410	3,489,555
De La Rue PLC	55,965	400,182
Debenhams PLC	599,931	828,784
Derwent London PLC	50,315	3,015,010
Devro PLC	98,407	431,622
Diageo PLC	1,228,387	35,637,396
Dialight PLC[b]	24,494	207,300
Dignity PLC	24,786	930,574
Diploma PLC	62,860	622,774
Direct Line Insurance Group PLC	672,222	4,094,578
Dixons Carphone PLC	469,927	3,347,907
Domino’s Pizza Group PLC	83,746	1,411,069
Drax Group PLC	204,144	821,619
DS Smith PLC	463,675	2,771,304
Dunelm Group PLC	47,038	687,952
easyJet PLC	76,239	2,060,510
Electrocomponents PLC	235,350	745,486
Elementis PLC	240,290	870,609
EnQuest PLC[a]	824,435	343,779

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Enterprise Inns PLC[a]	238,270	$395,583
Entertainment One Ltd.	165,478	561,474
Essentra PLC	130,914	1,702,385
esure Group PLC	169,543	693,882
Evraz PLC[a]	198,414	259,700
Experian PLC	479,966	8,213,151
Faroe Petroleum PLC[a,b]	156,598	174,132
Fenner PLC	147,694	347,280
FirstGroup PLC[a]	585,307	874,569
Foxtons Group PLC	149,140	460,663
Fresnillo PLC	110,378	1,244,414
G4S PLC	748,945	2,807,238
Galliford Try PLC	42,315	978,308
Gem Diamonds Ltd.	85,113	130,134
Genus PLC	36,969	830,731
GKN PLC	787,277	3,491,978
GlaxoSmithKline PLC	2,378,241	51,604,995
Glencore PLC	5,972,769	10,377,382
Go-Ahead Group PLC	21,062	788,807
Grafton Group PLC	107,665	1,120,712
Grainger PLC	226,950	872,748
Great Portland Estates PLC	166,938	2,293,299
Greencore Group PLC	209,491	977,084
Greene King PLC	142,547	1,768,901
Greggs PLC	51,224	939,830
Gulf Keystone Petroleum Ltd.[a],b	482,257	201,095
GW Pharmaceuticals PLC[a,b]	114,806	767,736
Halfords Group PLC	113,487	762,246
Halma PLC	188,376	2,221,233
Hammerson PLC	363,960	3,577,763
Hansteen Holdings PLC	412,682	790,946
Hargreaves Lansdown PLC	131,519	2,933,022
Hays PLC	736,511	1,602,691
Helical Bar PLC	61,966	422,517
HellermannTyton Group PLC	110,926	811,857
Henderson Group PLC	600,837	2,664,093
Hikma Pharmaceuticals PLC	73,060	2,441,724
Hiscox Ltd.[b]	142,494	2,129,154
Home Retail Group PLC	383,342	664,853
Homeserve PLC	144,271	899,938
Howden Joinery Group PLC	327,538	2,345,118
HSBC Holdings PLC	9,525,594	74,674,657
Hunting PLC	70,005	389,000
ICAP PLC	278,302	1,891,161

Security	Shares	Value

IG Group Holdings PLC	182,688	$2,131,592
Imagination Technologies Group PLC[a,b]	135,684	464,154
IMI PLC	134,714	1,982,737
Imperial Tobacco Group PLC	468,909	25,339,151
Inchcape PLC	194,479	2,401,324
Indivior PLC	330,554	1,049,603
Informa PLC	321,542	2,820,627
Inmarsat PLC	219,675	3,341,769
Innovation Group PLC	877,899	538,941
InterContinental Hotels Group PLC	113,407	4,555,539
Intermediate Capital Group PLC	153,589	1,342,567
International Personal Finance PLC	124,284	710,385
Interserve PLC	76,943	661,293
Intertek Group PLC	77,985	3,161,549
Intu Properties PLC	429,577	2,296,160
Investec PLC	267,823	2,241,851
ITE Group PLC	156,707	339,430
ITV PLC	1,874,270	7,306,023
J D Wetherspoon PLC	42,909	513,251

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

J Sainsbury PLC[b]	652,469	$2,684,440
John Menzies PLC	40,727	254,111
John Wood Group PLC	167,363	1,543,097
Johnson Matthey PLC	99,055	3,954,545
Jupiter Fund Management PLC	207,629	1,445,865
Just Eat PLC[a]	138,198	909,224
KAZ Minerals PLC[a]	138,231	247,855
Kcom Group PLC	295,250	396,706
Keller Group PLC	39,894	502,448
Kier Group PLC	44,939	955,690
Kingfisher PLC	1,128,134	6,152,023
Ladbrokes PLC	499,343	814,371
Laird PLC	140,581	735,797
Lancashire Holdings Ltd.	98,760	1,086,740
Land Securities Group PLC	385,103	7,963,739
Legal & General Group PLC	2,932,224	11,846,620
Lloyds Banking Group PLC	27,913,760	31,784,994
London Stock Exchange Group PLC	153,864	6,047,618
LondonMetric Property PLC	340,467	889,682
Lookers PLC	186,593	506,898
Majestic Wine PLC[b]	42,220	219,739
Man Group PLC	803,871	2,074,543
Marks & Spencer Group PLC	799,137	6,331,377
Marston’s PLC	300,069	748,897
Meggitt PLC	379,248	2,071,072
Melrose Industries PLC	484,502	1,991,880
Merlin Entertainments PLC[c]	342,180	2,192,063
Michael Page International PLC	150,870	1,152,901
Micro Focus International PLC	63,248	1,226,863
Mitchells & Butlers PLC[a]	97,718	535,298
Mitie Group PLC	185,980	923,149
Mondi PLC	179,263	4,163,879
Moneysupermarket.com Group PLC	243,699	1,257,824
Morgan Advanced Materials PLC	154,803	668,939
N Brown Group PLC	82,957	480,317
National Express Group PLC	209,402	968,260
National Grid PLC	1,846,943	26,379,154
Next PLC	70,064	8,656,543
Northgate PLC	75,842	474,846
Ocado Group PLC[a,b]	249,579	1,452,374
Old Mutual PLC	2,409,431	7,899,945
Ophir Energy PLC[a,b]	342,834	508,029
Optimal Payments PLC[a]	221,494	1,039,908
Oxford Instruments PLC	31,775	254,936

Security	Shares	Value

Pace PLC	159,244	$916,359
Paragon Group of Companies PLC (The)	146,193	948,277
Pearson PLC	400,653	5,330,688
Pennon Group PLC	201,447	2,523,139
Persimmon PLC	149,632	4,607,965
Petra Diamonds Ltd.	234,380	270,215
Petrofac Ltd.	124,421	1,619,872
Pets at Home Group PLC	174,664	778,231
Phoenix Group Holdings	95,682	1,264,183
Playtech PLC	113,865	1,505,302
Poundland Group PLC	135,767	576,616
Premier Farnell PLC	214,042	330,566
Premier Foods PLC[a]	390,156	204,869
Premier Oil PLC[a]	291,047	307,903
Primary Health Properties PLC	77,288	515,054
Provident Financial PLC	72,656	3,893,682
Prudential PLC	1,260,572	29,572,292
QinetiQ Group PLC	300,626	1,040,002
Quindell PLC[a]	229,059	361,718

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Randgold Resources Ltd.	46,788	$3,156,288
Reckitt Benckiser Group PLC	313,812	30,746,259
Redde PLC	14,000	38,270
Redefine International PLC/Isle of Man	570,744	487,886
Redrow PLC	112,600	807,067
Regus PLC	341,708	1,765,796
RELX PLC	538,643	9,666,443
Renishaw PLC	18,867	550,712
Rentokil Initial PLC	877,845	2,094,623
Restaurant Group PLC (The)	103,689	1,148,184
Rexam PLC	330,595	2,757,081
Rightmove PLC	48,487	2,874,769
Rio Tinto PLC	618,565	22,531,016
Rockhopper Exploration PLC[a,b]	216,350	131,982
Rolls-Royce Holdings PLC	896,247	9,516,121
Rotork PLC	428,319	1,239,643
Royal Bank of Scotland Group PLC[a]	1,553,509	7,619,980
Royal Dutch Shell PLC Class A	1,911,571	49,892,664
Royal Dutch Shell PLC Class B	1,188,894	31,214,157
Royal Mail PLC	384,097	2,641,516
RPC Group PLC	125,976	1,266,568
RPS Group PLC	119,037	432,026
RSA Insurance Group PLC	514,457	3,344,164
SABMiller PLC	475,167	29,317,208
Safestore Holdings PLC	111,845	562,247
Sage Group PLC (The)	525,845	4,426,024
Savills PLC	71,188	1,007,075
Schroders PLC	61,786	2,846,446
SEGRO PLC	353,052	2,452,549
Senior PLC	223,347	782,317
Serco Group PLC[a]	533,952	772,683
Severn Trent PLC	119,509	4,139,896
Shaftesbury PLC	129,424	1,879,893
Shanks Group PLC	223,683	327,319
Shire PLC	290,680	22,109,603
SIG PLC	303,304	625,344
Sky PLC	510,624	8,643,136
Smith & Nephew PLC	435,212	7,460,766
Smiths Group PLC	192,051	2,853,325
SOCO International PLC	97,788	267,312
Spectris PLC	57,110	1,470,305
Speedy Hire PLC	315,063	147,191

Security	Shares	Value

Spirax-Sarco Engineering PLC	35,958	$1,688,774
Spire Healthcare Group PLC[c]	131,706	762,572
Spirent Communications PLC	347,629	394,605
Sports Direct International PLC[a]	133,318	1,435,097
SSE PLC	491,748	11,505,746
SSP Group PLC	249,358	1,160,331
ST Modwen Properties PLC	100,648	683,784
St. James’s Place PLC	260,636	3,882,363
Stagecoach Group PLC	205,904	1,100,273
Stallergenes Greer PLC[a]	2,698	120,704
Standard Chartered PLC	1,244,749	13,868,117
Standard Life PLC	963,775	6,264,900
Stobart Group Ltd.	157,250	268,964
Stock Spirits Group PLC	126,615	372,512
SuperGroup PLC[a]	21,521	485,925
SVG Capital PLC[a]	101,664	745,797
Synthomer PLC	148,223	757,939
TalkTalk Telecom Group PLC[b]	256,595	1,002,601
Tate & Lyle PLC	226,728	2,092,197
Taylor Wimpey PLC	1,590,299	4,862,992
Ted Baker PLC	14,278	667,482

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Telecity Group PLC	106,640	$1,935,163
Telecom Plus PLC	35,601	577,862
Tesco PLC[a]	3,984,903	11,280,797
Thomas Cook Group PLC[a]	720,559	1,367,669
Travis Perkins PLC	121,500	3,595,269
TT electronics PLC	101,565	200,385
TUI AG	243,146	4,539,970
Tullett Prebon PLC	130,480	708,923
Tullow Oil PLC[a]	437,388	1,370,593
UBM PLC	220,459	1,743,241
UDG Healthcare PLC	127,904	938,686
Ultra Electronics Holdings PLC	35,638	926,311
Unilever PLC	624,955	27,922,657
UNITE Group PLC (The)	115,974	1,191,083
United Utilities Group PLC	349,476	5,335,235
Vectura Group PLC[a]	221,135	596,978
Vedanta Resources PLC[b]	38,197	291,713
Vesuvius PLC	118,547	654,159
Victrex PLC	43,337	1,238,198
Virgin Money Holdings UK PLC	86,301	516,872
Vodafone Group PLC	12,942,578	42,825,375
Weir Group PLC (The)	104,603	1,723,726
WH Smith PLC	59,819	1,575,154
Whitbread PLC	87,442	6,706,352
William Hill PLC	425,699	2,084,771
Wm Morrison Supermarkets PLC	1,052,648	2,739,319
Wolseley PLC	127,104	7,492,745
Workspace Group PLC	64,950	960,456
WPP PLC	643,367	14,486,913
WS Atkins PLC	52,603	1,119,488
Xaar PLC	47,164	372,213
Xchanging PLC	168,820	438,019
Zeal Network SE	3,458	159,365
Zoopla Property Group PLC[b,c]	121,911	456,954

		1,447,294,427

TOTAL COMMON STOCKS (Cost: $7,350,283,152)		7,085,805,406

INVESTMENT COMPANIES — 0.01%

AUSTRALIA — 0.01%
Spark Infrastructure Group	776,923	1,152,935

		1,152,935

Security	Shares	Value

TOTAL INVESTMENT COMPANIES (Cost: $1,242,463)		$1,152,935

PREFERRED STOCKS — 0.47%

GERMANY — 0.40%
Bayerische Motoren Werke AG	26,374	2,144,557
Biotest AG	16,708	236,243
Draegerwerk AG & Co. KGaA	4,909	355,568
Fuchs Petrolub SE	35,030	1,687,721
Henkel AG & Co. KGaA	85,649	9,338,222
Jungheinrich AG	8,238	610,344
Porsche Automobil Holding SE	74,045	3,484,417
Sartorius AG	4,687	1,065,529

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Sixt SE	7,635	$330,318
STO SE & Co. KGaA	1,118	146,409
Volkswagen AG	77,555	9,363,856

		28,763,184

ITALY — 0.07%
Intesa Sanpaolo SpA RSP	438,226	1,406,755
Telecom Italia SpA RSP	2,912,427	3,291,209

		4,697,964

UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC	80,926,080	124,982

		124,982

TOTAL PREFERRED STOCKS (Cost: $44,739,790)		33,586,130

RIGHTS — 0.01%

FRANCE — 0.00%
Technicolor SAa,b	142,088	35,159

		35,159

ITALY — 0.00%
Mediolanum SpA[a]	126,168	8

		8

SPAIN — 0.01%
Banco Santander SAa	6,819,735	376,671

		376,671

TOTAL RIGHTS (Cost: $386,764)		411,838

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	100,248,469	100,248,469
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	5,187,230	5,187,230

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	19,255,904	$19,255,904

		124,691,603

TOTAL SHORT-TERM INVESTMENTS (Cost: $124,691,603)		124,691,603

TOTAL INVESTMENTS IN SECURITIES — 101.16% (Cost: $7,521,343,772)		7,245,647,912

Other Assets, Less Liabilities — (1.16)%		(83,211,958)

NET ASSETS — 100.00%		$7,162,435,954

NVS —  Non-Voting Shares

SDR —  Swedish Depositary Receipts

a	Non-income earning security.
b	All or a portion of this security represents a security on loan. See Note 1.
c	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
d	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Affiliated issuer. See Note 2.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
g	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of October 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE E-Mini	442	Dec. 2015	NYSE LIFFE	$38,831,910	$1,525,128

See accompanying notes to schedules of investments.

50

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.00%

AUSTRIA — 0.43%
ams AG	6,866	$220,798
Andritz AG	6,792	343,627
CA Immobilien Anlagen AG	9,461	186,395
Erste Group Bank AGa	23,714	698,639
IMMOFINANZ AGa	84,630	218,011
Mayr Melnhof Karton AG	1,503	178,398
Oesterreichische Post AG	3,925	143,513
OMV AG	13,559	362,466
Raiffeisen Bank International AGa	11,143	177,005
Schoeller-Bleckmann Oilfield Equipment AG	1,503	90,735
UNIQA Insurance Group AG	13,517	126,187
Voestalpine AG	9,461	344,207
Wienerberger AG	11,483	212,659
Zumtobel Group AG	2,604	59,544

		3,362,184
BELGIUM — 2.18%
Ackermans & van Haaren NV	1,633	249,839
Ageas	19,095	847,634
AGFA-Gevaert NVa	22,155	94,810
Anheuser-Busch InBev SA/NV	65,881	7,910,692
Befimmo SA	3,406	229,170
Bekaert SAb	4,617	137,705
BHF Kleinwort Benson Group[a]	18,576	106,704
bpost SA	7,312	183,918
Cofinimmo SA	2,559	286,920
Colruyt SA	6,520	324,356
Delhaize Group	8,596	801,521
Econocom Group SA/NV	5,984	53,741
Elia System Operator SA/NV	6,001	291,743
Euronav NV	9,197	136,492
EVS Broadcast Equipment SA	1,874	54,920
Fagron	3,752	92,612
Galapagos NVa,b	2,887	140,321
Groupe Bruxelles Lambert SA	7,212	588,822
Intervest Offices & Warehouses NV	2,393	60,799
Ion Beam Applications	2,195	78,682
KBC Ancora	2,464	98,314
KBC Groep NV	20,306	1,242,679
Mobistar SAa	2,887	71,022
Nyrstar NVa,b	25,615	39,359
Ontex Group NV	5,438	168,048

Security	Shares	Value

Proximus SADP	12,867	$447,940
Solvay SA	4,963	563,589
Telenet Group Holding NVa	4,963	290,127
UCB SA	9,807	852,798
Umicore SA	9,288	396,549

		16,841,826
DENMARK — 2.71%
AP Moeller — Maersk A/S Class A	315	453,286
AP Moeller — Maersk A/S Class B	564	835,407
Bavarian Nordic A/Sa	2,022	81,465
Carlsberg A/S Class B	8,769	722,177

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Chr Hansen Holding A/S	9,115	$550,313
Coloplast A/S Class B	9,461	681,912
Danske Bank A/S	55,586	1,535,548
DSV A/S	15,808	643,915
FLSmidth & Co. A/S	4,444	169,040
Genmab A/Sa	4,444	440,372
GN Store Nord A/S	14,770	270,626
ISS A/S	10,618	375,417
Jyske Bank A/S Registered[a]	6,520	319,761
NKT Holding A/S	3,060	167,341
Novo Nordisk A/S Class B	159,784	8,527,399
Novozymes A/S Class B	20,133	937,882
Pandora A/S	9,634	1,116,632
Rockwool International A/S Class B	984	154,789
Royal Unibrew A/S	6,001	238,486
SimCorp A/S	5,482	269,991
Spar Nord Bank A/S	16,154	155,529
Sydbank A/S	7,904	261,195
TDC A/S	69,168	364,220
Topdanmark A/Sa	9,461	253,089
Tryg A/S	9,461	170,968
Vestas Wind Systems A/S	18,576	1,087,672
William Demant Holding A/Sa	2,195	191,500

		20,975,932
FINLAND — 1.45%
Amer Sports OYJ	8,942	252,081
Cargotec OYJ Class B	2,627	94,080
Caverion Corp.	15,981	139,815
Citycon OYJ	63,046	166,867
Elisa OYJ	11,556	437,596
Fortum OYJ	39,018	588,332
Huhtamaki OYJ	6,866	243,463
Kemira OYJ	10,964	130,561
Kesko OYJ Class B	4,963	159,208
Kone OYJ Class B	27,650	1,186,923
Konecranes OYJ	3,918	105,560
Metso OYJ	8,993	221,233
Neste OYJ	10,784	264,339
Nokia OYJ	302,760	2,264,185
Nokian Renkaat OYJ	9,211	349,305
Orion OYJ Class B	8,077	290,152
Outokumpu OYJ[a,b]	24,659	84,334
Outotec OYJ[b]	15,462	53,461
Sampo OYJ Class A	36,979	1,816,957
Sponda OYJ	32,135	137,164

Security	Shares	Value

Stora Enso OYJ Class R	44,280	$413,078
Tieto OYJ	6,174	159,113
UPM-Kymmene OYJ	42,980	809,498
Uponor OYJ	8,769	117,499
Valmet OYJ	14,770	156,467
Wartsila OYJ Abp	11,656	500,354
YIT OYJ	8,781	46,463

		11,188,088
FRANCE — 14.37%
ABC Arbitrage	18,403	103,067
Accor SA	16,130	806,087
Aeroports de Paris	2,714	342,824
Air France-KLM[a]	9,288	68,444
Air Liquide SA	28,037	3,651,490

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Airbus Group SE	48,574	$3,399,725
Alcatel-Lucent[a]	226,791	926,691
Alstom SAa	17,884	585,950
Alten SA	3,406	177,587
Altran Technologies SA	17,711	222,057
APERAM SAa	3,597	111,633
ArcelorMittal	85,440	478,796
Arkema SA	5,174	380,707
Atos SE	6,693	536,393
AXA SA	160,024	4,299,943
BNP Paribas SA	86,881	5,303,474
Boiron SA	811	72,010
Bollore SA	67,921	337,780
BOURBON SAb	3,385	50,143
Bouygues SA	16,066	611,661
Bureau Veritas SA	20,309	461,474
Cap Gemini SA	12,295	1,100,523
Carrefour SA	44,840	1,469,630
Casino Guichard Perrachon SA	4,835	279,547
Cellectis SAa	1,170	31,019
CGG SAa,b	14,770	59,699
Christian Dior SE	4,444	879,214
Cie. de Saint-Gobain	38,449	1,621,607
Cie. Generale des Etablissements Michelin Class B	15,438	1,545,055
CNP Assurances	14,078	202,011
Coface SAa	8,472	68,907
Credit Agricole SA	85,161	1,083,722
Danone SA	46,837	3,280,738
Dassault Systemes	10,618	842,624
DBV Technologies SAa,b	1,592	110,563
Edenred	17,711	327,216
Eiffage SA	3,406	213,518
Electricite de France SA	22,360	418,294
Elior[c]	5,828	111,183
Elis SA	4,520	76,942
Engie SA	124,478	2,193,887
Essilor International SA	16,846	2,225,629
Etablissements Maurel et Prom[a,b]	11,205	40,586
Euler Hermes Group	1,503	141,540
Eurazeo SA	3,757	265,943
Eurofins Scientific SE	811	294,966
Eutelsat Communications SA	13,213	438,018
Faurecia	5,482	218,187
Fonciere des Regions	2,324	220,138

Security	Shares	Value

GameLoft SEa	9,804	$56,316
Gaztransport Et Technigaz SA	2,135	107,308
Gecina SA	2,643	339,840
Genfit[a,b]	1,849	83,497
Groupe Eurotunnel SE Registered	42,461	597,798
Groupe Fnac SAa	1,133	73,830
Havas SA	10,309	89,850
Hermes International	2,285	884,327
ICADE	2,887	214,819
Iliad SA	2,195	463,968
Imerys SA	2,887	198,651
Ingenico Group SA	4,444	527,234
Innate Pharma SAa,b	3,233	46,820
Ipsen SA	3,579	227,012
IPSOS	4,444	90,695
JCDecaux SA	5,670	232,058
Kering	6,347	1,181,740
Klepierre	14,884	709,867
Korian SA	4,444	168,896

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

L’Oreal SA	20,652	$3,788,138
Lagardere SCA	10,791	316,007
Legrand SA	21,809	1,203,120
LVMH Moet Hennessy Louis Vuitton SE	22,956	4,300,776
Marie Brizard Wine & Spirits SAa	2,541	54,903
Mercialys SA	7,558	174,535
Metropole Television SA	3,735	72,223
Montupet	667	52,644
Natixis SA	78,629	484,665
Neopost SA	3,579	89,469
Nexans SAa	3,060	122,381
Nexity SA	4,098	182,387
Numericable-SFR SAS[a]	8,769	399,091
Orange SA	162,820	2,884,041
Orpea	3,925	316,510
Pernod Ricard SA	17,538	2,076,824
Peugeot SAa	35,249	623,978
Pierre & Vacances SAa	937	25,794
Plastic Omnium SA	5,482	159,325
Publicis Groupe SA	14,774	963,865
Rallye SA	3,406	63,378
Remy Cointreau SA	2,541	177,930
Renault SA	15,840	1,500,074
Rexel SA	23,783	326,560
Rubis SCA	4,043	325,981
Safran SA	23,607	1,802,214
Saft Groupe SA	2,038	52,905
Sanofi	97,551	9,897,731
Schneider Electric SE	45,663	2,778,325
SCOR SE	12,694	474,940
SEB SA	2,022	206,564
SES SA	26,134	776,141
Societe BIC SA	2,541	407,143
Societe Generale SA	59,403	2,776,362
Societe Television Francaise 1	10,326	133,629
Sodexo SA	7,385	660,540
Solocal Group[b]	3,932	32,190
Sopra Steria Group	1,330	152,061
STMicroelectronics NV	53,825	374,406
Suez Environnement Co.	25,876	494,788
Technicolor SA Registered	26,653	181,600
Technip SA	8,423	442,009
Teleperformance	5,136	405,541
Thales SA	8,161	594,362

Security	Shares	Value

Total SA	177,490	$8,655,261
UBISOFT Entertainment[a]	10,153	305,903
Unibail-Rodamco SE	7,898	2,216,902
Valeo SA	6,475	1,006,372
Veolia Environnement SA	38,363	897,348
Vicat	2,022	130,219
Vinci SA	39,574	2,683,253
Vivendi SA	98,416	2,382,495
Wendel SA	2,714	327,234
Zodiac Aerospace	16,154	410,424

		111,326,829
GERMANY — 12.79%
Aareal Bank AG	4,963	189,964
adidas AG	16,846	1,517,559
Allianz SE Registered	37,152	6,539,718
Alstria office REIT-AG	13,386	187,719
Aurubis AG	3,925	263,614

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Axel Springer SE	3,579	$202,184
BASF SE	75,351	6,203,616
Bayer AG Registered	67,957	9,109,588
Bayerische Motoren Werke AG	27,228	2,808,027
Bechtle AG	2,022	187,623
Beiersdorf AG	7,904	754,634
Bilfinger SEb	3,925	176,877
Brenntag AG	12,867	781,034
Commerzbank AGa	86,187	953,017
Continental AG	9,115	2,202,065
CTS Eventim AG & Co. KGaA	5,482	215,613
Daimler AG Registered	79,195	6,908,514
Deutsche Bank AG Registered	113,067	3,181,190
Deutsche Boerse AG	15,981	1,478,473
Deutsche Euroshop AG	4,444	215,361
Deutsche Lufthansa AG Registered[a]	20,133	298,682
Deutsche Post AG Registered	79,148	2,366,753
Deutsche Telekom AG Registered	259,534	4,875,236
Deutsche Wohnen AG Bearer	27,547	780,676
Dialog Semiconductor PLC[a]	6,347	235,927
DMG Mori AG	6,001	239,340
Drillisch AG	4,617	239,249
Duerr AG	2,368	198,200
E.ON SE	167,626	1,777,058
ElringKlinger AG	4,098	92,189
Evonik Industries AG	11,550	421,675
Fraport AG Frankfurt Airport Services Worldwide	3,406	217,093
Freenet AG	11,829	400,893
Fresenius Medical Care AG & Co. KGaA	18,230	1,649,082
Fresenius SE & Co. KGaA	31,962	2,356,731
GEA Group AG	15,462	622,826
Gerresheimer AG	3,579	280,583
Gerry Weber International AGb	3,233	52,891
Grand City Properties SA	7,039	141,206
Hannover Rueck SE	5,309	616,955
HeidelbergCement AG	11,483	859,769
Heidelberger Druckmaschinen AGa,b	19,960	57,658
Henkel AG & Co. KGaA	9,634	894,051
HUGO BOSS AG	5,425	560,859
Indus Holding AG	4,271	199,876
Infineon Technologies AG	93,280	1,153,553
K+S AG Registered	15,143	383,985
Kabel Deutschland Holding AG	2,022	258,540
KION Group AG	4,786	216,814

Security	Shares	Value

Kloeckner & Co. SEb	10,791	$96,685
Krones AG	1,849	223,449
KUKA AGb	3,233	274,600
Lanxess AG	7,731	417,181
LEG Immobilien AG	4,444	356,153
LEONI AG	3,233	132,604
Linde AG	15,289	2,664,239
MAN SE	3,060	320,581
Merck KGaA	10,964	1,075,854
METRO AG	13,878	429,709
MorphoSys AGa	2,195	136,438
MTU Aero Engines AG	4,617	429,281
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	14,770	2,961,296
Nemetschek AG	1,066	46,219
Nordex SEa	7,731	253,981
NORMA Group SE	3,579	184,492
Osram Licht AG	7,558	446,752
Pfeiffer Vacuum Technology AG	1,676	209,948
ProSiebenSat.1 Media SE Registered	17,884	971,776

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

QIAGEN NVa	20,944	$510,376
QSC AGb	14,770	26,040
Rational AG	232	92,530
Rheinmetall AG	3,752	237,323
RHOEN-KLINIKUM AG	9,634	288,829
RTL Group SAa	3,406	296,104
RWE AG	42,720	597,198
Salzgitter AG	4,098	118,853
SAP SE	80,308	6,376,636
SGL Carbon SEa,b	3,506	64,755
Siemens AG Registered	65,016	6,571,524
SMA Solar Technology AGa	754	36,565
Software AG	6,001	175,238
STADA Arzneimittel AG	3,738	142,952
Stroeer SE	1,594	101,053
Suedzucker AG	8,423	158,083
Symrise AG	10,964	725,472
TAG Immobilien AG	14,078	183,116
Telefonica Deutschland Holding AG	48,547	314,042
ThyssenKrupp AG	37,325	756,384
United Internet AG Registered[d]	10,618	554,262
Volkswagen AG	2,984	415,660
Vonovia SE	37,352	1,251,855
Vossloh AGa	811	59,979
Wacker Chemie AG	1,167	102,950
Wincor Nixdorf AG	3,406	175,649
Wirecard AG	10,445	542,347

		99,031,753
IRELAND — 0.73%
Bank of Ireland[a]	2,260,476	846,495
C&C Group PLC	30,978	124,218
CRH PLC	67,840	1,862,995
Glanbia PLC	15,116	294,551
Kerry Group PLC Class A	13,040	1,065,223
Kingspan Group PLC	12,175	296,284
Paddy Power PLC	3,215	373,613
Ryanair Holdings PLC	3,064	239,607
Smurfit Kappa Group PLC	18,638	533,859

		5,636,845
ISRAEL — 0.00%
Plus500 Ltd.	6,383	34,503

		34,503
ITALY — 3.90%
A2A SpA	145,602	200,567

Security	Shares	Value

Anima Holding SpA[c]	18,230	$179,730
Ansaldo STS SpA	17,714	189,318
Ascopiave SpA	47,824	113,054
Assicurazioni Generali SpA	97,551	1,857,778
Atlantia SpA	35,422	986,049
Autogrill SpA[a]	18,057	168,948
Azimut Holding SpA	8,827	213,444
Banca Carige SpA[a,b]	52,274	95,856
Banca Generali SpA	6,347	196,594
Banca Monte dei Paschi di Siena SpA[a,b]	207,776	383,757
Banca Popolare dell’Emilia Romagna SC	41,658	337,999
Banca Popolare di Milano Scarl	260,372	245,915
Banca Popolare di Sondrio Scarl	41,165	188,895

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Banco Popolare SCa	16,554	$248,878
Beni Stabili SpA SIIQ	80,989	67,009
Brembo SpA	3,340	147,913
Buzzi Unicem SpA	9,634	163,783
Cerved Information Solutions SpA	16,154	123,127
CNH Industrial NV	79,494	540,050
Credito Emiliano SpA	9,131	65,714
Credito Valtellinese SCa	112,375	142,135
Davide Campari-Milano SpA	32,481	279,506
De’ Longhi SpA	7,558	186,014
Enel Green Power SpA	174,148	370,317
Enel SpA	603,283	2,796,284
Eni SpA	210,286	3,451,866
EXOR SpA	9,807	489,124
FinecoBank Banca Fineco SpA	24,750	188,237
Finmeccanica SpA[a]	24,295	319,366
Hera SpA	91,031	240,332
Immobiliare Grande Distribuzione SIIQ SpA	45,534	45,747
Intesa Sanpaolo SpA	1,040,075	3,639,775
Iren SpA	56,114	92,980
Italcementi SpA	16,866	188,173
Luxottica Group SpA	14,079	991,464
Mediaset SpA	61,610	314,426
Mediobanca SpA	53,306	538,793
Mediolanum SpA	21,463	175,803
Moleskine SpA	30,978	56,908
Moncler SpA	11,387	184,277
Prysmian SpA	18,230	395,707
Recordati SpA	12,521	312,726
Saipem SpA[a,b]	23,199	218,981
Salini Impregilo SpA	18,785	78,231
Salvatore Ferragamo SpA	5,828	159,016
Snam SpA	190,161	989,389
Societa Cattolica di Assicurazioni Scrl	13,229	104,121
Tamburi Investment Partners SpA	22,674	88,365
Telecom Italia SpA[a]	943,468	1,322,554
Tenaris SA	40,457	510,369
Terna Rete Elettrica Nazionale SpA	142,714	729,600
Tod’s SpA[b]	1,330	112,025
Trevi Finanziaria Industriale SpA[b]	19,342	25,105
UniCredit SpA	394,870	2,564,816
Unione di Banche Italiane SpA	73,944	556,256
Unipol Gruppo Finanziario SpA	39,751	186,182
UnipolSai SpA	98,416	238,739

Security	Shares	Value

Yoox Net-A-Porter Group SpA[a]	5,482	$186,818

		30,184,905
NETHERLANDS — 4.33%
Aalberts Industries NV	9,461	308,987
Aegon NV	150,219	929,925
Akzo Nobel NV	19,787	1,408,730
Altice NV Class Aa,b	31,706	551,629
Altice NV Class Ba	7,547	134,639
Arcadis NV	6,174	156,522
ASM International NV	5,482	210,768
ASML Holding NV	29,767	2,782,156
BE Semiconductor Industries NV	2,483	54,034
Boskalis Westminster	8,077	394,676
Corbion NV	4,637	114,508
Delta Lloyd NV	19,332	153,330
Eurocommercial Properties NV	4,444	213,299
Euronext NVc	5,828	257,387

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Fiat Chrysler Automobiles NVa	74,976	$1,111,475
Fugro NV CVA[a,b]	6,174	117,647
Gemalto NVb	6,693	421,795
Heineken Holding NV	8,596	692,512
Heineken NV	19,095	1,753,275
IMCD Group NV	3,195	120,069
ING Groep NV CVA	315,954	4,619,262
Koninklijke Ahold NV	77,764	1,590,905
Koninklijke BAM Groep NVa	26,134	144,980
Koninklijke DSM NV	14,597	783,009
Koninklijke KPN NV	266,227	982,253
Koninklijke Philips NV	77,937	2,117,030
Koninklijke Vopak NV	6,347	256,435
NN Group NV	19,631	619,551
NSI NV	13,323	58,310
OCI NVa	6,945	197,357
PostNL NVa	40,958	169,937
Randstad Holding NV	10,445	626,863
RELX NV	86,387	1,483,896
SBM Offshore NVa	16,673	229,578
TKH Group NV	5,828	221,818
TNT Express NV	38,583	326,048
TomTom NVa,b	7,412	80,992
Unilever NV CVA	133,546	6,066,088
Wereldhave NV	3,156	197,951
Wolters Kluwer NV	25,096	853,708

		33,513,334
NORWAY — 1.11%
Akastor ASA[a]	25,107	32,935
Aker Solutions ASA	15,657	62,911
Bakkafrost P/F	3,437	110,887
Borregaard ASA	9,311	49,846
BW LPG Ltd.[c]	12,002	81,840
Det Norske Oljeselskap ASA[a]	5,850	36,054
DNB ASA	82,435	1,054,086
DNO ASA[a,b]	67,590	68,055
Gjensidige Forsikring ASA	19,441	296,837
Hexagon Composites ASA[b]	10,354	16,029
Kongsberg Automotive ASA[a]	70,653	40,913
Leroy Seafood Group ASA	1,829	64,412
Marine Harvest ASA	30,978	416,979
Norsk Hydro ASA	121,836	438,574
Norwegian Air Shuttle ASA[a,b]	2,022	74,626
Norwegian Property ASA[a]	25,247	27,450
Opera Software ASA[b]	14,424	90,429

Security	Shares	Value

Orkla ASA	72,628	$620,125
Petroleum Geo-Services ASA	24,231	101,313
Prosafe SE	27,707	76,948
REC Silicon ASA[a,b]	252,787	45,558
Salmar ASA	4,263	70,027
Schibsted ASA[b]	6,693	225,425
Schibsted ASA Class Ba	6,351	198,896
Seadrill Ltd.[b]	30,329	190,681
Selvaag Bolig ASA	11,600	33,038
Statoil ASA	95,648	1,539,537
Storebrand ASA[a]	36,844	129,449
Subsea 7 SAa	25,615	200,548
Telenor ASA	65,016	1,231,660
TGS Nopec Geophysical Co. ASA[b]	9,288	183,854
Thin Film Electronics ASA[a]	60,874	28,776

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Yara International ASA	16,154	$736,321

		8,575,019
PORTUGAL — 0.25%
Banco BPI SA Registered[a,b,d]	36,598	44,713
Banco Comercial Portugues SA Registered[a,b]	3,323,375	192,002
BANIF-Banco Internacional do Funchal SAa,b	8,235,315	26,382
CTT-Correios de Portugal SA	17,192	196,274
EDP-Energias de Portugal SA	124,200	462,081
Galp Energia SGPS SA	33,828	367,590
Jeronimo Martins SGPS SA	22,328	315,337
NOS SGPS SA	25,269	210,997
Sonae SGPS SA	107,356	129,027

		1,944,403
SPAIN — 5.08%
Abengoa SA	36,754	44,051
Abertis Infraestructuras SA	37,770	630,429
Acciona SA	2,633	222,533
Acerinox SAb	14,632	159,111
ACS Actividades de Construccion y Servicios SA	15,868	542,422
Aena SAa,c	5,494	615,998
Almirall SA	10,791	208,963
Amadeus IT Holding SA Class A	36,582	1,566,304
Applus Services SA	8,925	79,858
Atresmedia Corp. de Medios de Comunicacion SA	11,137	143,570
Axiare Patrimonio SOCIMI SA	14,770	212,104
Banco Bilbao Vizcaya Argentaria SA	520,626	4,508,859
Banco Bilbao Vizcaya Argentaria SA New[a]	5,290	45,814
Banco de Sabadell SA	404,207	785,406
Banco Popular Espanol SA	149,012	570,525
Banco Santander SA	1,191,215	6,710,967
Bankia SA	384,484	497,772
Bankinter SA	62,129	452,757
CaixaBank SA	217,185	837,778
Cia. de Distribucion Integral Logista Holdings SA	4,098	82,276
CIE Automotive SA	6,022	97,056
Corp Financiera Alba SA	2,887	128,171
Deoleo SAa	115,361	38,867
Distribuidora Internacional de Alimentacion SA	54,517	348,566

Security	Shares	Value

Ebro Foods SA	9,115	$173,789
Enagas SA	1,036	31,534
Ence Energia y Celulosa SA	14,476	51,011
Endesa SA	18,016	403,003
Faes Farma SA	24,386	65,998
Ferrovial SA	36,318	921,125
Fomento de Construcciones y Contratas SAa,b	11,341	86,943
Gamesa Corp. Tecnologica SA	19,095	303,427
Gas Natural SDG SA	26,108	568,440
Grifols SA	13,559	631,770
Grupo Catalana Occidente SA	5,828	182,064
Hispania Activos Inmobiliarios SAa	9,807	148,416
Iberdrola SA	454,041	3,258,612
Indra Sistemas SAa,b	11,483	123,790
Industria de Diseno Textil SA	90,339	3,403,440
Inmobiliaria Colonial SAa	201,503	150,026
International Consolidated Airlines Group SAa	81,051	729,694
Lar Espana Real Estate SOCIMI SA	13,543	143,619
Liberbank SAa	166,120	103,497
Mapfre SA	87,396	261,146
Mediaset Espana Comunicacion SA	20,479	250,088

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Melia Hotels International SAb	7,216	$104,900
Merlin Properties SOCIMI SA	19,926	256,651
Miquel y Costas & Miquel SA	1,479	53,098
NH Hotel Group SAa	28,037	172,509
Obrascon Huarte Lain SAb	4,617	37,201
Obrascon Huarte Lain SAa	8,662	69,792
Papeles y Cartones de Europa SA	9,290	53,056
Promotora de Informaciones SAa,b	5,688	31,743
Prosegur Cia. de Seguridad SA	31,151	139,364
Red Electrica Corp. SA	565	50,055
Repsol SA	90,109	1,142,209
Sacyr SAb	32,071	81,341
Saeta Yield SA	10,401	103,520
Tecnicas Reunidas SA	3,406	152,642
Telefonica SA	367,092	4,878,264
Viscofan SA	5,309	311,644
Zardoya Otis SA	17,191	212,688

		39,372,266
SWEDEN — 4.81%
AAK AB	3,233	234,357
AF AB Class B	9,634	143,529
Alfa Laval AB	26,134	462,603
Arcam ABa,b	1,849	34,951
Assa Abloy AB	82,608	1,653,921
Atlas Copco AB Class A	55,209	1,449,968
Atlas Copco AB Class B	31,962	779,198
Avanza Bank Holding AB	2,022	80,252
Axfood AB	3,951	71,706
Betsson AB	9,485	155,273
BillerudKorsnas AB	16,327	297,853
Boliden AB	23,885	460,206
Castellum AB	13,905	209,616
Com Hem Holding AB	8,772	75,571
Electrolux AB Class B	19,787	587,252
Elekta AB Class Bb	31,962	248,628
Fabege AB	14,251	228,091
Fastighets AB Balder Class Ba	6,243	126,758
Fingerprint Cards ABa,b	5,655	279,721
Getinge AB Class B	17,365	437,451
Hemfosa Fastigheter AB	11,040	120,594
Hennes & Mauritz AB Class B	77,937	3,050,126
Hexagon AB Class B	21,463	750,236
Hexpol AB	24,058	235,736
Holmen AB Class B	4,790	145,376
Hufvudstaden AB Class A	11,829	168,569

Security	Shares	Value

Husqvarna AB Class B	36,979	$245,410
ICA Gruppen AB	6,347	227,390
Industrivarden AB Class C	12,630	231,301
Indutrade AB	4,444	213,539
Intrum Justitia AB	8,250	298,288
Investment AB Kinnevik Class B	19,960	641,752
Investor AB Class B	38,017	1,421,113
JM AB	6,866	195,526
Kungsleden AB	9,490	71,530
L E Lundbergforetagen AB Class B	3,925	201,405
Loomis AB Class B	6,866	179,111
Lundin Petroleum ABa	18,922	275,219
Meda AB Class A	23,906	353,904
Medivir AB Class Ba	2,022	18,098
Millicom International Cellular SA SDR	5,482	307,965
Modern Times Group MTG AB Class B	3,928	112,276

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

NCC AB Class B	7,385	$229,527
NetEnt AB	2,541	145,440
Nibe Industrier AB Class B	7,731	250,478
Nobia AB	9,807	121,043
Nordea Bank AB	250,777	2,791,022
Opus Group AB	28,419	18,743
Oriflame Holding AGa	3,704	51,780
Peab AB	21,636	166,010
Ratos AB Class B	19,960	117,537
Saab AB	6,520	184,828
Sandvik AB	87,052	819,161
SAS ABa	15,116	29,374
Securitas AB Class B	28,210	370,775
Skandinaviska Enskilda Banken AB Class A	125,069	1,324,199
Skanska AB Class B	31,443	616,569
SKF AB Class B	33,000	584,528
SSAB AB Class Aa,b	27,908	101,595
Svenska Cellulosa AB SCA Class B	47,959	1,423,359
Svenska Handelsbanken AB Class A	123,307	1,687,476
Swedbank AB Class A	74,755	1,726,480
Swedish Match AB	17,711	560,473
Swedish Orphan Biovitrum ABa	16,500	252,622
Tele2 AB Class B	27,172	273,610
Telefonaktiebolaget LM Ericsson Class B	250,538	2,459,365
TeliaSonera AB	213,744	1,100,822
Trelleborg AB Class B	20,825	354,157
Unibet Group PLC SDR	3,579	317,395
Volvo AB Class B	126,418	1,321,360
Vostok New Ventures Ltd.[a]	6,940	44,545
Wallenstam AB Class B	19,614	174,866
Wihlborgs Fastigheter AB	9,461	186,079

		37,286,587

Security	Shares	Value

SWITZERLAND — 13.47%
ABB Ltd. Registered	178,083	$3,371,066
Actelion Ltd. Registered	8,942	1,246,392
Adecco SA Registered	13,732	1,025,286
AFG Arbonia-Forster Holding AG Registered[a]	4,436	43,111
Allreal Holding AG Registered	2,022	268,711
Aryzta AG	7,558	341,960
Baloise Holding AG Registered	3,925	472,633
Banque Cantonale Vaudoise Registered	292	180,399
Barry Callebaut AG Registered	175	210,728
Basilea Pharmaceutica Ltd. Registered[a]	1,503	156,590
BKW AG	2,580	98,279
Bucher Industries AG Registered	811	185,277
Burckhardt Compression Holding AG	465	162,744
Cembra Money Bank AG	2,037	121,920
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	69	422,435
Chocoladefabriken Lindt & Sprungli AG Registered	7	520,695
Cie. Financiere Richemont SA Class A Registered	42,636	3,667,799
Clariant AG Registered	24,750	456,962
Cosmo Pharmaceuticals SAa,b	374	57,632
Credit Suisse Group AG Registered	126,845	3,175,790
Daetwyler Holding AG Bearer	1,234	173,630
dorma+kaba Holding AG Class B	465	291,052
Dufry AG Registered[a,b]	3,325	390,264
Emmi AG	136	61,705
EMS-Chemie Holding AG Registered	638	270,863
Flughafen Zuerich AG Registered	465	353,320
Forbo Holding AG Registered	119	135,810
Galenica AG Registered	360	529,546

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

GAM Holding AG	15,289	$280,731
Gategroup Holding AG	2,478	93,263
Geberit AG Registered	3,060	991,182
Georg Fischer AG Registered	356	219,577
Givaudan SA Registered	712	1,278,458
Helvetia Holding AG Registered	525	275,615
Implenia AG Registered	2,714	134,908
Julius Baer Group Ltd.	18,749	934,264
Kuehne + Nagel International AG Registered	4,444	618,080
Kuoni Reisen Holding AG Class B Registered	465	96,609
LafargeHolcim Ltd. Registered	35,607	2,013,787
Leonteq AG	644	124,455
Logitech International SA Registered	16,154	238,438
Lonza Group AG Registered	4,790	705,562
Meyer Burger Technology AGa,b	12,867	92,415
Mobimo Holding AG Registered	1,330	287,925
Myriad Group AGa,b	8,652	26,331
Nestle SA Registered	264,302	20,270,080
Novartis AG Registered	187,717	17,110,193
OC Oerlikon Corp. AG Registered	16,327	157,183
Orascom Development Holding AGa,b	2,468	32,423
Panalpina Welttransport Holding AG Registered	1,330	152,463
Pargesa Holding SA Bearer	2,887	183,925
Partners Group Holding AG	1,503	545,852
PSP Swiss Property AG Registered	3,925	342,629
Roche Holding AG	57,558	15,666,053
Santhera Pharmaceutical Holding AGa,b	292	28,037
Schindler Holding AG Participation Certificates	3,233	526,726
Schindler Holding AG Registered	2,195	358,058
Schmolz + Bickenbach AG Registered[a]	56,369	30,879
SGS SA Registered	465	888,724
Sika AG Bearer	175	575,907
Sonova Holding AG Registered	4,617	632,305
Straumann Holding AG Registered	984	279,503
Sulzer AG Registered	2,022	204,918
Sunrise Communications Group AGa,c	3,060	167,629
Swatch Group AG (The) Bearer	2,541	997,325

Security	Shares	Value

Swatch Group AG (The) Registered	4,098	$297,243
Swiss Life Holding AG Registered	2,714	650,038
Swiss Prime Site AG Registered	5,098	390,980
Swiss Re AG	28,533	2,660,089
Swisscom AG Registered	2,100	1,086,482
Syngenta AG Registered	7,571	2,556,053
Tecan Group AG Registered	1,849	252,848
Temenos Group AG Registered	6,520	305,909
Transocean Ltd.[b]	31,694	485,498
U-Blox AG	471	91,405
UBS Group AG	298,589	5,991,469
Valiant Holding AG Registered	2,541	294,635
Vontobel Holding AG Registered	1,605	79,375
Zurich Insurance Group AG	12,219	3,238,980

		104,336,015
UNITED KINGDOM — 31.39%
3i Group PLC	67,291	520,660
AA PLC	49,426	211,367
Abcam PLC	10,689	99,214
Aberdeen Asset Management PLC	73,612	394,150
Admiral Group PLC	15,635	389,486
Aggreko PLC	21,117	298,573
Alent PLC[b]	29,239	225,242
Allied Minds PLC[a,b]	14,250	103,744

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Amec Foster Wheeler PL	28,378	$311,610
Amerisur Resources PLC[a,b]	83,300	36,022
Amlin PLC	45,575	463,844
Anglo American PLC	115,443	974,534
Antofagasta PLC	26,526	215,690
AO World PLC[a]	13,732	33,593
ARM Holdings PLC	114,278	1,809,031
Ashmore Group PLC[b]	29,075	121,239
Ashtead Group PLC	40,612	627,211
ASOS PLC[a,b]	4,444	223,813
Associated British Foods PLC	30,113	1,606,799
AstraZeneca PLC	103,606	6,641,174
Avanti Communications Group PLC[a]	10,865	38,804
AVEVA Group PLC	6,001	190,363
Aviva PLC	327,473	2,457,940
Babcock International Group PLC	16,241	241,796
BAE Systems PLC	255,728	1,738,948
Balfour Beatty PLC[a]	58,150	223,799
Bank of Georgia Holdings PLC	4,098	126,579
Barclays PLC	1,361,881	4,879,628
Barratt Developments PLC	79,321	750,333
BBA Aviation PLC	92,903	273,615
Beazley PLC	52,441	294,479
Bellway PLC	10,153	407,060
Berendsen PLC	18,057	285,844
Berkeley Group Holdings PLC	9,634	493,677
Betfair Group PLC	8,405	418,886
BG Group PLC	280,186	4,435,370
BHP Billiton PLC	171,915	2,762,583
Big Yellow Group PLC	20,306	235,204
Bodycote PLC	19,095	151,875
boohoo.com PLC[a,b]	64,497	37,353
Booker Group PLC	126,972	364,934
Bovis Homes Group PLC	13,386	211,902
BP PLC	1,504,402	8,977,607
Brewin Dolphin Holdings PLC	32,481	135,442
British American Tobacco PLC	153,506	9,149,892
British Land Co. PLC (The)	70,206	943,849
Britvic PLC	22,501	242,906
BT Group PLC	682,760	4,903,211
BTG PLC[a]	32,481	276,903
Bunzl PLC	26,480	760,251
Burberry Group PLC	35,076	719,395
Bwin Party Digital Entertainment PLC	85,173	147,195

Security	Shares	Value

Cable & Wireless Communications PLC	246,613	$280,320
Cairn Energy PLC[a]	57,458	133,107
Capita PLC	51,630	1,016,651
Capital & Counties Properties PLC	57,112	392,066
Card Factory PLC	25,088	139,756
Carillion PLC	36,806	173,656
Carnival PLC	14,597	815,402
Centamin PLC	125,242	123,017
Centrica PLC	418,003	1,459,619
Cineworld Group PLC	26,826	228,694
Close Brothers Group PLC	14,078	318,304
Cobham PLC	93,626	401,254
Coca-Cola HBC AG	16,673	399,121
Compass Group PLC	131,817	2,278,039
Countrywide PLC	15,796	113,438
Crest Nicholson Holdings PLC	28,556	239,914
Croda International PLC	10,791	482,969
Daily Mail & General Trust PLC Class A NVS	24,577	284,296
Dairy Crest Group PLC	23,539	234,117

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

DCC PLC	6,866	$551,930
De La Rue PLC	13,040	93,243
Debenhams PLC	131,989	182,338
Derwent London PLC	7,212	432,162
Devro PLC	13,676	59,984
Diageo PLC	204,963	5,946,292
Dignity PLC	7,388	277,378
Diploma PLC	16,673	165,185
Direct Line Insurance Group PLC	109,943	669,675
Dixons Carphone PLC	72,801	518,657
Domino’s Pizza Group PLC	18,403	310,079
Drax Group PLC	35,422	142,563
DS Smith PLC	74,650	446,170
Dunelm Group PLC	11,483	167,944
easyJet PLC	13,213	357,108
Electrocomponents PLC	44,537	141,074
Elementis PLC	44,883	162,618
EnQuest PLC[a]	93,067	38,808
Enterprise Inns PLC[a]	75,169	124,798
Entertainment One Ltd.	17,935	60,854
Essentra PLC	21,117	274,602
esure Group PLC	38,709	158,423
Evraz PLC[a]	29,429	38,519
Experian PLC	79,840	1,366,218
Fenner PLC	30,113	70,806
FirstGroup PLC[a]	107,877	161,190
Foxtons Group PLC	33,000	101,930
Fresnillo PLC	20,944	236,125
G4S PLC	130,086	487,596
Galliford Try PLC	10,791	249,484
Genus PLC	9,980	224,261
GKN PLC	125,504	556,675
GlaxoSmithKline PLC	398,171	8,639,836
Glencore PLC	1,015,427	1,764,253
Globo PLC[a,b]	33,626	7,335
Go-Ahead Group PLC	5,136	192,352
Grafton Group PLC	21,117	219,812
Grainger PLC	51,284	197,215
Great Portland Estates PLC	27,518	378,027
Greencore Group PLC	40,266	187,804
Greene King PLC	23,140	287,150
Greggs PLC	9,634	176,759
Gulf Keystone Petroleum Ltd.[a,b]	108,050	45,056
GW Pharmaceuticals PLC[a,b]	18,173	121,527
Halfords Group PLC	20,479	137,549

Security	Shares	Value

Halma PLC	35,422	$417,678
Hammerson PLC	51,803	509,229
Hansteen Holdings PLC	114,278	219,025
Hargreaves Lansdown PLC	20,133	448,989
Hays PLC	129,567	281,945
Helical Bar PLC	7,212	49,175
HellermannTyton Group PLC	10,423	76,285
Henderson Group PLC	89,474	396,725
Hikma Pharmaceuticals PLC	13,386	447,371
Hiscox Ltd.	26,318	393,245
Home Retail Group PLC	72,920	126,470
Homeserve PLC	28,104	175,308
Howden Joinery Group PLC	57,285	410,151
HSBC Holdings PLC	1,605,122	12,583,145
Hunting PLC	13,559	75,344
ICAP PLC	46,094	313,225
IG Group Holdings PLC	32,654	381,005
Imagination Technologies Group PLC[a]	18,090	61,883

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

IMI PLC	21,636	$318,441
Imperial Tobacco Group PLC	78,456	4,239,647
Inchcape PLC	33,173	409,603
Indivior PLC	52,441	166,515
Informa PLC	44,191	387,652
Inmarsat PLC	35,249	536,219
InterContinental Hotels Group PLC	18,758	753,506
Intermediate Capital Group PLC	31,395	274,433
International Personal Finance PLC	20,944	119,712
Interserve PLC	16,846	144,784
Intertek Group PLC	12,694	514,621
Intu Properties PLC	60,745	324,692
Investec PLC	44,364	371,355
ITE Group PLC	21,129	45,766
ITV PLC	309,953	1,208,216
J D Wetherspoon PLC	12,694	151,838
J Sainsbury PLC	104,936	431,736
John Menzies PLC	6,174	38,522
John Wood Group PLC	31,270	288,311
Johnson Matthey PLC	16,327	651,818
Jupiter Fund Management PLC	32,481	226,188
Just Eat PLC[a,b]	21,077	138,669
KAZ Minerals PLC[a]	31,151	55,855
Keller Group PLC	10,618	133,729
Kier Group PLC	10,893	231,655
Kingfisher PLC	191,177	1,042,540
Ladbrokes PLC	78,629	128,235
Laird PLC	34,903	182,681
Lancashire Holdings Ltd.	21,809	239,983
Land Securities Group PLC	60,226	1,245,444
Legal & General Group PLC	480,651	1,941,901
Lloyds Banking Group PLC	4,662,205	5,308,785
London Stock Exchange Group PLC	25,417	999,014
LondonMetric Property PLC	72,109	188,430
Majestic Wine PLC	6,223	32,388
Man Group PLC	147,970	381,865
Marks & Spencer Group PLC	129,048	1,022,417
Marston’s PLC	70,206	175,217
Meggitt PLC	62,475	341,176
Melrose Industries PLC	80,781	332,106
Merlin Entertainments PLC[c]	44,905	287,669
Michael Page International PLC	26,999	206,318
Micro Focus International PLC	14,955	290,092
Mitchells & Butlers PLC[a]	24,231	132,737
Mitie Group PLC	41,942	208,187

Security	Shares	Value

Mondi PLC	29,075	$675,347
Moneysupermarket.com Group PLC	48,862	252,195
Morgan Advanced Materials PLC	34,384	148,581
Mothercare PLC[a]	17,029	62,264
N Brown Group PLC	21,636	125,271
Nanoco Group PLC[a]	23,006	17,143
National Express Group PLC	51,803	239,534
National Grid PLC	303,725	4,337,984
Next PLC	12,694	1,568,368
Northgate PLC	19,787	123,886
Ocado Group PLC[a,b]	41,650	242,374
Old Mutual PLC	390,280	1,279,634
Ophir Energy PLC[a,b]	55,140	81,709
Optimal Payments PLC[a]	33,821	158,789
Oxford Instruments PLC	7,558	60,639
Pace PLC	29,767	171,292
Paragon Group of Companies PLC (The)	31,789	206,199
Pearson PLC	66,573	885,754

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Pennon Group PLC	31,789	$398,160
Persimmon PLC	23,712	730,219
Petra Diamonds Ltd.[b]	45,146	52,049
Petrofac Ltd.	20,825	271,127
Pets at Home Group PLC	20,531	91,478
Phoenix Group Holdings	20,479	270,575
Playtech PLC	17,192	227,279
Poundland Group PLC	14,671	62,309
Premier Farnell PLC	49,208	75,997
Premier Foods PLC[a]	66,269	34,798
Provident Financial PLC	12,175	652,466
Prudential PLC	208,715	4,896,334
QinetiQ Group PLC	62,767	217,140
Quindell PLC[a]	33,753	53,301
Randgold Resources Ltd.	7,833	528,409
Reckitt Benckiser Group PLC	52,441	5,137,995
Redrow PLC	18,201	130,457
Regus PLC	62,129	321,055
RELX PLC	88,095	1,580,946
Renishaw PLC	2,462	71,864
Rentokil Initial PLC	172,082	410,604
Restaurant Group PLC (The)	19,787	219,108
Rexam PLC	54,171	451,773
Rightmove PLC	8,423	499,395
Rio Tinto PLC	104,244	3,797,052
Rolls-Royce Holdings PLC	153,506	1,629,887
Rotork PLC	72,282	209,199
Royal Bank of Scotland Group PLC[a]	265,475	1,302,158
Royal Dutch Shell PLC Class A	321,513	8,391,600
Royal Dutch Shell PLC Class B	200,001	5,250,983
Royal Mail PLC	61,434	422,494
RPC Group PLC	26,834	269,790
RPS Group PLC	34,557	125,419
RSA Insurance Group PLC	85,322	554,625
SABMiller PLC	79,431	4,900,793
Safestore Holdings PLC	13,086	65,784
Sage Group PLC (The)	90,858	764,750
Savills PLC	16,327	230,973
Schroders PLC	8,942	411,953
SEGRO PLC	52,787	366,696
Senior PLC	42,807	149,940
Serco Group PLC[a]	91,422	132,297
Severn Trent PLC	19,614	679,446
Shaftesbury PLC	22,328	324,316
Shire PLC	48,343	3,677,049

Security	Shares	Value

SIG PLC	62,940	$129,768
Sky PLC	84,111	1,423,715
Smith & Nephew PLC	73,439	1,258,952
Smiths Group PLC	30,113	447,392
SOCO International PLC	24,577	67,183
Spectris PLC	9,807	252,483
Speedy Hire PLC	58,722	27,434
Spirax-Sarco Engineering PLC	5,793	272,069
Spire Healthcare Group PLC[c]	20,134	116,575
Spirent Communications PLC	95,302	108,180
Sports Direct International PLC[a]	22,501	242,211
SSE PLC	80,446	1,882,247
SSP Group PLC	29,842	138,863
ST Modwen Properties PLC	26,999	183,426
St. James’s Place PLC	42,980	640,218
Stagecoach Group PLC	41,769	223,198
Standard Chartered PLC	210,712	2,347,605
Standard Life PLC	154,269	1,002,807

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Stock Spirits Group PLC	19,095	$56,179
SuperGroup PLC[a]	3,406	76,904
SVG Capital PLC[a]	31,270	229,393
Synthomer PLC	39,228	200,593
TalkTalk Telecom Group PLC	44,364	173,345
Tate & Lyle PLC	40,439	373,162
Taylor Wimpey PLC	255,901	782,522
Ted Baker PLC	2,007	93,825
Telecity Group PLC	18,922	343,372
Telecom Plus PLC	7,039	114,254
Tesco PLC[a]	664,190	1,880,245
Thomas Cook Group PLC[a]	119,933	227,641
Travis Perkins PLC	19,268	570,153
Trinity Mirror PLC	21,842	57,514
TUI AG	38,718	722,934
Tullett Prebon PLC	28,902	157,030
Tullow Oil PLC[a]	77,095	241,584
UBM PLC	38,539	304,740
UDG Healthcare PLC	30,805	226,077
Ultra Electronics Holdings PLC	7,558	196,449
Unilever PLC	103,949	4,644,386
UNITE Group PLC (The)	26,826	275,510
United Utilities Group PLC	56,939	869,253
Vectura Group PLC[a]	25,069	67,677
Vedanta Resources PLC[b]	7,385	56,400
Vesuvius PLC	23,020	127,028
Victrex PLC	7,558	215,943
Virgin Money Holdings UK PLC	10,766	64,480
Vodafone Group PLC	2,174,116	7,193,879
Weir Group PLC (The)	17,192	283,302
WH Smith PLC	13,213	347,925
Whitbread PLC	14,078	1,079,710
William Hill PLC	61,091	299,180
Wm Morrison Supermarkets PLC	180,332	469,280
Wolseley PLC	20,306	1,197,033
Workspace Group PLC	17,538	259,345
WPP PLC	105,974	2,386,253
WS Atkins PLC	10,618	225,970
Xaar PLC	6,693	52,820
Xchanging PLC	16,451	42,684
Zoopla Property Group PLC[c]	14,453	54,174

		243,128,068

TOTAL COMMON STOCKS
(Cost: $791,313,216)		766,738,557

Security	Shares	Value

PREFERRED STOCKS — 0.73%

GERMANY — 0.60%
Bayerische Motoren Werke AG	4,514	$367,048
Fuchs Petrolub SE	4,514	217,481
Henkel AG & Co. KGaA	14,770	1,610,358
Jungheinrich AG	1,169	86,610
Porsche Automobil Holding SE	12,645	595,050
Sartorius AG	718	163,228
Volkswagen AG	13,386	1,616,202

		4,655,977
ITALY — 0.13%
Intesa Sanpaolo SpA RSP	141,597	454,543

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

Telecom Italia SpA RSP	500,957	$566,110

		1,020,653
UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC	13,823,517	21,349

		21,349

TOTAL PREFERRED STOCKS
(Cost: $7,341,191)		5,697,979
RIGHTS — 0.01%
FRANCE — 0.00%
Technicolor SAa,b	25,893	6,407

		6,407
ITALY — 0.00%
Mediolanum SpA[a]	20,853	1

		1
SPAIN — 0.01%
Banco Santander SAa	1,149,134	63,470
Papeles y Cartones de Europa SAa	9,025	1,974

		65,444

TOTAL RIGHTS (Cost: $66,949)		71,852
SHORT-TERM INVESTMENTS — 0.89%
MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	6,496,592	6,496,592
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	336,158	336,158

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	58,314	$58,314

		6,891,064

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,891,064)		6,891,064

TOTAL INVESTMENTS IN SECURITIES — 100.63%
(Cost: $805,612,420)		779,399,452
Other Assets, Less Liabilities — (0.63)%		(4,886,132)

NET ASSETS — 100.00%		$774,513,320

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

69

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.36%

AUSTRALIA — 17.66%
Abacus Property Group	57,500	$134,146
Adelaide Brighton Ltd.	56,150	167,852
AGL Energy Ltd.	76,150	908,928
Ainsworth Game Technology Ltd.	26,401	59,898
ALS Ltd.	51,686	189,908
Alumina Ltd.	308,560	238,854
Amcor Ltd./Australia	142,545	1,388,188
AMP Ltd.	354,012	1,447,225
Ansell Ltd.	20,325	291,757
APA Group	125,439	823,349
APN News & Media Ltd.[a]	151,428	55,639
ARB Corp. Ltd.	10,450	110,268
Ardent Leisure Group	58,010	115,470
Aristocrat Leisure Ltd.	53,298	354,397
Asciano Ltd.	115,276	674,398
ASX Ltd.	22,681	667,012
Aurizon Holdings Ltd.	250,674	924,620
AusNet Services	189,192	195,045
Australia & New Zealand Banking Group Ltd.	328,558	6,378,288
Australian Agricultural Co. Ltd.[a]	102,053	109,943
Australian Pharmaceutical Industries Ltd.	78,132	110,372
Automotive Holdings Group Ltd.	34,788	105,483
Aveo Group	50,074	110,034
AWE Ltd.[a]	151,250	67,983
Bank of Queensland Ltd.	47,143	439,599
Beach Energy Ltd.	313,625	143,204
Bendigo & Adelaide Bank Ltd.	55,902	426,751
BHP Billiton Ltd.	369,670	6,071,319
BlueScope Steel Ltd.	71,250	226,717
Boral Ltd.	90,814	349,225
Brambles Ltd.	186,757	1,383,050
Breville Group Ltd.	17,394	81,532
BT Investment Management Ltd.	22,250	181,125
BWP Trust	69,204	158,983
Cabcharge Australia Ltd.	29,704	59,762
Caltex Australia Ltd.	32,308	728,384
Cardno Ltd.[b]	30,324	66,202
carsales.com Ltd.	27,145	189,793
Challenger Ltd./Australia	65,777	386,222
Charter Hall Group	35,904	115,015
Charter Hall Retail REIT	45,407	137,357
CIMIC Group Ltd.	12,186	241,000
Coca-Cola Amatil Ltd.	69,001	448,474
Cochlear Ltd.	8,263	524,381
Commonwealth Bank of Australia	201,427	11,026,721
Computershare Ltd.	55,282	426,357
Cover-More Group Ltd.	47,875	77,877
Cromwell Property Group	172,914	123,982
Crown Resorts Ltd.	43,175	353,005
CSL Ltd.	58,134	3,890,006
CSR Ltd.	61,933	122,395
Dexus Property Group	105,430	582,195
Domino’s Pizza Enterprises Ltd.	8,139	271,466
Downer EDI Ltd.	53,794	136,247
Drillsearch Energy Ltd.[a,b]	182,250	102,721
DUET Group	236,347	397,947

Security	Shares	Value

DuluxGroup Ltd.	48,011	$202,095
Echo Entertainment Group Ltd.	96,642	352,331
Estia Health Ltd.	19,750	104,834
Evolution Mining Ltd.	161,750	162,138
Fairfax Media Ltd.	271,625	183,132
Federation Centres	357,802	742,847
FlexiGroup Ltd./Australia[b]	47,763	104,274
Flight Centre Travel Group Ltd.	6,527	176,721
Fortescue Metals Group Ltd.[b]	229,436	342,114
G8 Education Ltd.[b]	29,952	64,108
GDI Property Group	137,382	88,214
Goodman Group	200,059	866,384
GPT Group (The)	191,796	652,712
GrainCorp Ltd. Class A	30,324	195,794
GWA Group Ltd.	45,684	80,831
Harvey Norman Holdings Ltd.	66,025	187,480
Iluka Resources Ltd.	52,182	239,012
Incitec Pivot Ltd.	200,183	564,141
Independence Group NL	57,018	112,682
Insurance Australia Group Ltd.	278,811	1,115,928
Investa Office Fund	72,180	208,047
Invocare Ltd.	17,518	138,855
IOOF Holdings Ltd.	32,928	219,420
Iress Ltd.	26,897	180,191
James Hardie Industries PLC	52,802	689,390
JB Hi-Fi Ltd.	12,558	160,913
Karoon Gas Australia Ltd.[a,b]	45,375	57,462
Lend Lease Group	63,173	585,920
Liquefied Natural Gas Ltd.[a,b]	66,000	70,396
M2 Group Ltd.	29,501	208,370
Macquarie Atlas Roads Group	51,875	151,002
Macquarie Group Ltd.	34,292	2,096,704
Magellan Financial Group Ltd.	14,914	239,728
Mantra Group Ltd.	24,000	70,717
McMillan Shakespeare Ltd.	10,078	90,380
Medibank Pvt Ltd.	331,038	557,383
Mesoblast Ltd.[a]	25,409	61,817
Metcash Ltd.	111,125	94,346
Mineral Resources Ltd.	30,625	93,515
Mirvac Group	424,828	547,084
Monadelphous Group Ltd.	7,453	36,796
Myer Holdings Ltd.	114,183	78,205
National Australia Bank Ltd.	304,316	6,545,994
Navitas Ltd.	27,517	82,454
Newcrest Mining Ltd.[a]	98,953	869,062
Nine Entertainment Co. Holdings Ltd.	89,326	98,781
Northern Star Resources Ltd.	24,750	48,736
Nufarm Ltd./Australia	37,516	224,030
Orica Ltd.	44,787	526,590
Origin Energy Ltd.	208,871	819,605
Orora Ltd.	152,916	255,289
OZ Minerals Ltd.	42,803	133,145
OzForex Group Ltd.[b]	52,306	105,982
Pacific Brands Ltd.[a]	240,799	123,695
Pact Group Holdings Ltd.	31,688	115,978
Perpetual Ltd.	5,659	181,320
Platinum Asset Management Ltd.	26,153	138,076
Premier Investments Ltd.	12,434	121,444
Primary Health Care Ltd.	67,389	178,372
Qantas Airways Ltd.	74,065	208,723
QBE Insurance Group Ltd.	150,312	1,420,931
Qube Holdings Ltd.	87,635	143,178
Ramsay Health Care Ltd.	15,658	692,726

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2015

Security	Shares	Value

REA Group Ltd.	6,403	$219,412
Recall Holdings Ltd.	43,051	235,275
Regis Healthcare Ltd.	15,906	66,387
Regis Resources Ltd.	77,140	114,474
Rio Tinto Ltd.	52,678	1,903,585
SAI Global Ltd.	29,625	92,787
Sandfire Resources NL	30,820	139,407
Santos Ltd.	132,625	552,588
Scentre Group	602,252	1,778,861
Seek Ltd.	38,756	354,755
Select Harvests Ltd.	9,024	65,412
Senex Energy Ltd.[a]	332,500	43,886
Seven West Media Ltd.	221,173	106,512
Shopping Centres Australasia Property Group	99,201	145,796
Sigma Pharmaceuticals Ltd.	178,573	107,018
Sims Metal Management Ltd.	24,169	169,675
Sirtex Medical Ltd.	7,147	194,018
Slater & Gordon Ltd.[b]	30,500	60,276
Sonic Healthcare Ltd.	44,911	617,765
South32 Ltd.[a]	609,625	637,183
Southern Cross Media Group Ltd.	142,297	99,491
Steadfast Group Ltd.	93,666	100,239
Stockland	268,316	775,292
Suncorp Group Ltd.	153,288	1,433,753
Super Retail Group Ltd.	19,750	136,116
Sydney Airport	123,415	567,925
Tabcorp Holdings Ltd.	97,882	329,616
Tassal Group Ltd.	32,060	96,754
Tatts Group Ltd.	165,147	466,583
Telstra Corp. Ltd.	512,632	1,974,981
Ten Network Holdings Ltd.[a]	66,453	7,823
Ten Network Holdings Ltd.[a]	351,250	41,349
Tox Free Solutions Ltd.	46,151	94,828
TPG Telecom Ltd.	47,106	371,702
Transfield Services Ltd.[a]	86,643	62,125
Transpacific Industries Group Ltd.	212,750	103,215
Transurban Group	205,763	1,532,609
Treasury Wine Estates Ltd.	88,269	445,867
Veda Group Ltd.	73,875	138,090
Village Roadshow Ltd.	19,750	106,102
Virgin Australia Holdings Ltd.[a]	244,023	83,567
Virtus Health Ltd.	21,937	98,757
Vocus Communications Ltd.[b]	24,530	113,931
Wesfarmers Ltd.	134,811	3,790,489
Western Areas Ltd.	42,679	72,774
Westfield Corp.	234,520	1,715,012
Westpac Banking Corp.	372,398	8,337,269
Westpac Banking Corp. New[a]	16,191	351,742
Whitehaven Coal Ltd.[a,b]	118,625	86,326
Woodside Petroleum Ltd.	88,954	1,879,176
Woolworths Ltd.	150,808	2,594,090
WorleyParsons Ltd.	29,952	139,328

		107,458,588
HONG KONG — 8.81%
AIA Group Ltd.	1,450,000	8,531,503
ASM Pacific Technology Ltd.[b]	37,500	267,577
Bank of East Asia Ltd. (The)	150,000	562,251
BOC Hong Kong Holdings Ltd.	437,500	1,405,627
Brightoil Petroleum Holdings Ltd.[a,b]	500,000	178,707
Cathay Pacific Airways Ltd.	125,000	249,029
Champion REIT	250,000	130,966

Security	Shares	Value

Cheung Kong Infrastructure Holdings Ltd.[b]	125,000	$1,163,695
Cheung Kong Property Holdings Ltd.	312,572	2,198,059
China Public Procurement Ltd.[a]	2,000,000	36,387
China Smarter Energy Group Holdings Ltd.[a,b]	500,000	42,580
Citic Telecom International Holdings Ltd.	375,000	155,804
CK Hutchison Holdings Ltd.	312,572	4,295,289
CK Life Sciences International Holdings Inc.	1,000,000	94,192
CLP Holdings Ltd.	250,000	2,177,391
Dah Sing Banking Group Ltd.	150,000	285,287
Emperor Watch & Jewellery Ltd.[a]	2,500,000	66,773
Esprit Holdings Ltd.[b]	225,000	253,448
FIH Mobile Ltd.	375,000	179,514
First Pacific Co. Ltd./Hong Kong	500,000	342,576
G-Resources Group Ltd.	7,500,000	168,385
Galaxy Entertainment Group Ltd.	250,000	859,666
Giordano International Ltd.	250,000	134,837
Global Brands Group Holding Ltd.[a]	1,250,065	259,688
Hang Lung Properties Ltd.	250,000	613,540
Hang Seng Bank Ltd.	100,000	1,839,976
Henderson Land Development Co. Ltd.	132,120	846,409
Hilong Holding Ltd.[b]	250,000	53,225
HKT Trust & HKT Ltd.	250,720	300,537
Hong Kong & China Gas Co. Ltd.	791,400	1,607,287
Hong Kong Exchanges and Clearing Ltd.	129,500	3,405,388
Hopewell Holdings Ltd.	62,500	226,207
Hsin Chong Construction Group Ltd.	750,000	88,063
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	500,000	185,159
Hybrid Kinetic Group Ltd.[a,b]	1,500,000	71,612
Hysan Development Co. Ltd.	125,000	555,638
IGG Inc.[b]	125,000	49,677
Johnson Electric Holdings Ltd.	62,750	230,350
K Wah International Holdings Ltd.[b]	250,000	108,386
Kerry Logistics Network Ltd.[b]	125,000	186,449
Kerry Properties Ltd.	62,500	185,481
Kowloon Development Co. Ltd.	125,000	141,611
KuangChi Science Ltd.[a,b]	125,000	51,612
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	250,000	92,257
Li & Fung Ltd.	750,000	609,670
Link REIT	250,000	1,498,368
Macau Legend Development Ltd.[a]	250,000	35,806
Man Wah Holdings Ltd.	200,000	229,158
Melco International Development Ltd.[b]	125,000	194,514
MGM China Holdings Ltd.	100,000	146,579
MTR Corp. Ltd.	187,500	851,602
New World Development Co. Ltd.	625,000	670,153
Newocean Energy Holdings Ltd.[b]	250,000	102,579
NWS Holdings Ltd.	250,000	377,414
Pacific Basin Shipping Ltd.	375,000	111,289
Pacific Textiles Holdings Ltd.	125,000	178,707
PCCW Ltd.	500,000	270,964
Polytec Asset Holdings Ltd.	625,000	78,225
Power Assets Holdings Ltd.	187,500	1,871,347
Sa Sa International Holdings Ltd.[b]	250,000	80,322
Samson Holding Ltd.	375,000	47,419
Sands China Ltd.	300,000	1,089,663
Shangri-La Asia Ltd.	250,000	229,674
Shun Tak Holdings Ltd.	500,000	199,997
Singamas Container Holdings Ltd.[b]	1,250,000	149,998
Sino Land Co. Ltd.[b]	250,000	387,737
SITC International Holdings Co. Ltd.	250,000	128,708
Sitoy Group Holdings Ltd.[b]	125,000	59,838
SJM Holdings Ltd.	250,000	208,707
SmarTone Telecommunications Holdings Ltd.	125,000	222,578

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2015

Security	Shares	Value

SOCAM Development Ltd.[a,b]	250,000	$148,385
SPT Energy Group Inc.[a]	250,000	24,516
Sun Hung Kai & Co. Ltd.[b]	250,000	168,707
Sun Hung Kai Properties Ltd.	250,000	3,351,570
Suncorp Technologies Ltd.[a,b]	1,250,000	34,677
SUNeVision Holdings Ltd.	250,000	84,515
Sunlight REIT[b]	250,000	126,773
Swire Pacific Ltd. Class A	62,500	725,797
Swire Properties Ltd.	150,000	451,930
Techtronic Industries Co. Ltd.	187,500	688,298
Town Health International Medical Group Ltd.[b]	500,000	103,870
Trinity Ltd.	250,000	36,774
Truly International Holdings Ltd.	250,000	59,677
Value Partners Group Ltd.[b]	125,000	133,385
VTech Holdings Ltd.[b]	25,000	303,706
WH Group Ltd.[a,c]	562,500	311,367
Wharf Holdings Ltd. (The)	125,000	747,571
Wheelock & Co. Ltd.	125,000	584,670
Wynn Macau Ltd.[b]	200,000	276,642
Xinyi Glass Holdings Ltd.[b]	250,000	129,998
Yue Yuen Industrial Holdings Ltd.	62,500	228,626

		53,630,565
JAPAN — 68.21%
Accordia Golf Co. Ltd.	12,500	113,839
Acom Co. Ltd.[a]	75,000	413,922
ADEKA Corp.	12,500	185,208
Aderans Co. Ltd.	12,500	87,839
Advance Residence Investment Corp.	125	267,765
Advantest Corp.	37,500	301,740
Aeon Co. Ltd.	75,000	1,118,086
AEON Financial Service Co. Ltd.	12,500	315,413
Aeon Mall Co. Ltd.	25,000	421,173
AEON REIT Investment Corp.	125	149,575
Aica Kogyo Co. Ltd.	12,500	249,741
Aida Engineering Ltd.	25,000	240,315
Aiful Corp.[a,b]	62,500	250,155
Aisin Seiki Co. Ltd.	25,000	1,001,657
Ajinomoto Co. Inc.	125,000	2,804,019
Alfresa Holdings Corp.	25,000	483,323
Alpine Electronics Inc.	12,500	166,149
Alps Electric Co. Ltd.	25,000	785,167
Amada Holdings Co. Ltd.	50,000	448,726
Amano Corp.	25,000	327,740
ANA Holdings Inc.	125,000	375,285
Anritsu Corp.	25,000	164,077
AOKI Holdings Inc.	12,500	153,512
Aozora Bank Ltd.	125,000	458,877
Artnature Inc.	12,500	120,572
Asahi Diamond Industrial Co. Ltd.	12,500	133,105
Asahi Glass Co. Ltd.	125,000	721,981
Asahi Group Holdings Ltd.	50,000	1,552,517
Asahi Kasei Corp.	125,000	773,255
ASICS Corp.	25,000	697,120
Astellas Pharma Inc.	250,000	3,656,515
Autobacs Seven Co. Ltd.	12,500	220,116
Azbil Corp.	12,500	318,003
Bandai Namco Holdings Inc.	25,000	618,397
Bank of Saga Ltd. (The)	125,000	284,856
Bank of the Ryukyus Ltd.	12,500	179,408
Bank of Yokohama Ltd. (The)	125,000	786,513
Benesse Holdings Inc.	12,500	337,166

Security	Shares	Value

BIC Camera Inc.	12,500	$102,237
Bridgestone Corp.	75,000	2,781,852
Brother Industries Ltd.	37,500	484,152
Calbee Inc.	12,500	456,805
Canon Inc.	137,500	4,147,504
Canon Marketing Japan Inc.	12,500	191,216
Capcom Co. Ltd.	12,500	265,175
Casio Computer Co. Ltd.	25,000	474,829
Cawachi Ltd.	12,500	217,319
Central Japan Railway Co.	12,500	2,299,565
Chiba Bank Ltd. (The)	125,000	919,826
Chubu Electric Power Co. Inc.	75,000	1,161,902
Chugai Pharmaceutical Co. Ltd.	25,000	810,027
Chugoku Bank Ltd. (The)	25,000	357,365
Chugoku Electric Power Co. Inc. (The)	37,500	569,919
Citizen Holdings Co. Ltd.	37,500	286,513
CKD Corp.	25,000	229,542
Coca-Cola East Japan Co. Ltd.	12,500	176,507
Coca-Cola West Co. Ltd.	12,500	254,299
Colowide Co. Ltd.	12,500	170,292
COMSYS Holdings Corp.	12,500	164,388
Corona Corp.	25,000	246,944
Cosmo Energy Holdings Co. Ltd.[a]	12,500	171,017
Credit Saison Co. Ltd.	13,000	269,426
Dai Nippon Printing Co. Ltd.	125,000	1,303,087
Dai-ichi Life Insurance Co. Ltd. (The)	125,000	2,190,802
Daibiru Corp.	12,500	107,106
Daifuku Co. Ltd.	25,000	373,524
Daihatsu Motor Co. Ltd.	25,000	308,680
Daiichi Sankyo Co. Ltd.	75,000	1,481,976
Daikin Industries Ltd.	25,000	1,624,197
Daio Paper Corp.	12,500	124,197
Daiseki Co. Ltd.	12,500	202,196
Daito Trust Construction Co. Ltd.	12,500	1,361,094
Daiwa House Industry Co. Ltd.	87,500	2,317,381
Daiwa House Residential Investment Corp.	126	256,020
Daiwa Securities Group Inc.	250,000	1,723,845
DCM Holdings Co. Ltd.	25,000	166,770
Dena Co. Ltd.	12,500	202,196
Denso Corp.	62,500	2,932,463
Dentsu Inc.	25,000	1,419,101
DIC Corp.	125,000	341,827
DMG Mori Co. Ltd.	25,000	360,472
Don Quijote Holdings Co. Ltd.	25,000	927,077
Duskin Co. Ltd.	12,500	215,558
East Japan Railway Co.	37,500	3,595,401
EDION Corp.[b]	25,000	188,730
Eighteenth Bank Ltd. (The)	125,000	381,189
Eiken Chemical Co. Ltd.	12,500	220,323
Eisai Co. Ltd.	25,000	1,576,134
Electric Power Development Co. Ltd.	12,500	414,854
EPS Holdings Inc.	12,500	123,161
Euglena Co. Ltd.[a,b]	12,500	171,846
FamilyMart Co. Ltd.	12,500	514,295
Fancl Corp.	12,500	176,093
FANUC Corp.	25,000	4,465,507
Fast Retailing Co. Ltd.	12,500	4,597,058
FCC Co. Ltd.	12,500	223,120
Financial Products Group Co. Ltd.	12,500	99,337
Fudo Tetra Corp.	50,000	64,636
Fuji Electric Co. Ltd.	125,000	562,461
Fuji Heavy Industries Ltd.	75,000	2,938,471
Fuji Machine Manufacturing Co. Ltd.	25,000	247,773

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2015

Security	Shares	Value

Fuji Oil Holdings Inc.	12,500	$177,336
FUJIFILM Holdings Corp.	62,500	2,512,948
Fujitec Co. Ltd.	12,500	136,006
Fujitsu Ltd.	250,000	1,191,630
Fukuoka Financial Group Inc.	125,000	663,974
Fukuoka REIT Corp.	125	204,578
Furukawa Electric Co. Ltd.	125,000	229,957
Glory Ltd.	12,500	318,521
GLP J-REIT	375	374,145
GMO Internet Inc.	25,000	356,951
Godo Steel Ltd.	125,000	220,634
Gree Inc.	25,000	127,201
Gulliver International Co. Ltd.	12,500	127,305
GungHo Online Entertainment Inc.[b]	62,500	204,578
Hachijuni Bank Ltd. (The)	125,000	859,747
Hakuhodo DY Holdings Inc.	37,500	397,763
Hamamatsu Photonics KK	25,000	642,221
Hankyu Hanshin Holdings Inc.	125,000	819,350
Haseko Corp.	37,500	385,643
Hazama Ando Corp.	37,500	222,809
Heiwa Real Estate REIT Inc.	125	93,226
Heiwado Co. Ltd.	12,500	282,681
Hino Motors Ltd.	37,500	432,567
Hisamitsu Pharmaceutical Co. Inc.	12,500	487,881
Hitachi Chemical Co. Ltd.	12,500	200,124
Hitachi Construction Machinery Co. Ltd.	12,500	194,945
Hitachi High-Technologies Corp.	12,500	339,238
Hitachi Ltd.	625,000	3,640,460
Hitachi Transport System Ltd.	12,500	221,670
Hitachi Zosen Corp.	37,500	206,650
Hokkaido Electric Power Co. Inc.[a]	25,000	268,697
Hokuetsu Kishu Paper Co. Ltd.	37,500	262,585
Hokuhoku Financial Group Inc.	125,000	279,677
Hokuriku Electric Power Co.	25,000	375,388
Honda Motor Co. Ltd.	193,900	6,497,879
House Foods Group Inc.	12,500	217,112
Hoya Corp.	50,000	2,083,696
Hulic Co. Ltd.	37,500	353,014
Hulic Reit Inc.	125	164,699
IBIDEN Co. Ltd.	25,000	347,628
Ichigo Inc.	37,500	97,576
Ichigo Office REIT Investment	250	173,192
Ichiyoshi Securities Co. Ltd.	12,500	116,118
Idemitsu Kosan Co. Ltd.	12,500	206,029
IHI Corp.	125,000	356,329
Iida Group Holdings Co. Ltd.	25,000	472,757
Iino Kaiun Kaisha Ltd.	37,500	170,914
INPEX Corp.	112,500	1,077,222
Invesco Office J-Reit Inc.	250	199,296
Invincible Investment Corp.	500	297,908
Isetan Mitsukoshi Holdings Ltd.	50,000	810,027
Isuzu Motors Ltd.	62,500	736,223
IT Holdings Corp.	12,500	311,270
Ito EN Ltd.	12,500	262,689
ITOCHU Corp.	187,500	2,367,930
Itochu-Shokuhin Co. Ltd.	12,500	435,053
Itoki Corp.	12,500	91,672
Iyo Bank Ltd. (The)	37,500	406,774
J Front Retailing Co. Ltd.	62,500	1,036,876
J Trust Co. Ltd.	25,000	202,610
Japan Airlines Co. Ltd.	25,000	948,830
Japan Communications Inc.[a,b]	25,000	62,150
Japan Display Inc.[a]	75,000	237,415

Security	Shares	Value

Japan Excellent Inc.	125	$137,456
Japan Exchange Group Inc.	75,000	1,220,634
Japan Hotel REIT Investment Corp.	500	348,457
Japan Logistics Fund Inc.	125	234,514
Japan Prime Realty Investment Corp.	125	408,639
Japan Real Estate Investment Corp.	125	580,070
Japan Rental Housing Investments Inc.	250	167,806
Japan Retail Fund Investment Corp.	250	486,016
Japan Securities Finance Co. Ltd.	25,000	135,695
Japan Tobacco Inc.	137,500	4,798,115
JFE Holdings Inc.	62,500	992,335
Jimoto Holdings Inc.	25,000	43,091
Joyo Bank Ltd. (The)	125,000	654,651
JSP Corp.	12,500	269,422
JSR Corp.	25,000	397,970
JTEKT Corp.	25,000	435,467
JX Holdings Inc.	268,300	1,058,304
Kadokawa Dwango[a]	12,500	161,695
Kagome Co. Ltd.	12,500	213,279
Kajima Corp.	125,000	721,981
Kakaku.com Inc.	25,000	471,100
Kamei Corp.	25,000	251,295
Kansai Electric Power Co. Inc. (The)[a]	87,500	1,129,687
Kansai Paint Co. Ltd.	12,500	191,941
Kao Corp.	62,500	3,231,303
Kawasaki Heavy Industries Ltd.	125,000	506,526
Kawasaki Kisen Kaisha Ltd.	125,000	282,784
KDDI Corp.	212,500	5,187,694
Keikyu Corp.	125,000	1,034,804
Keio Corp.	125,000	1,024,446
Keiyo Co. Ltd.	37,500	154,133
Kenedix Inc.	37,500	136,731
Kewpie Corp.	12,500	287,342
KEY Coffee Inc.	12,500	200,953
Keyence Corp.	4,700	2,476,288
Kikkoman Corp.	48,000	1,517,464
Kintetsu Group Holdings Co. Ltd.	250,000	971,618
Kirin Holdings Co. Ltd.	100,000	1,426,145
Kitz Corp.	25,000	116,014
Kiyo Bank Ltd. (The)	25,000	382,847
Kobe Steel Ltd.	375,000	478,558
Koei Tecmo Holdings Co. Ltd.	15,000	228,962
Kohnan Shoji Co. Ltd.	12,500	183,551
Koito Manufacturing Co. Ltd.	12,500	479,076
Kokuyo Co. Ltd.	25,000	280,713
Komatsu Ltd.	112,500	1,866,377
Komori Corp.	12,500	149,472
Konami Holdings Corp.	12,500	285,685
Konica Minolta Inc.	62,500	647,918
Konishi Co. Ltd.	12,500	230,992
Kubota Corp.	125,000	1,958,774
Kuraray Co. Ltd.	37,500	466,128
Kurita Water Industries Ltd.	12,500	284,131
Kuroda Electric Co. Ltd.	12,500	255,231
Kyocera Corp.	37,500	1,710,068
KYORIN Holdings Inc.	12,500	211,622
Kyowa Exeo Corp.	12,500	131,241
Kyushu Electric Power Co. Inc.[a]	62,500	760,307
Kyushu Financial Group Inc.[a]	50,000	384,504
Lawson Inc.	12,500	931,220
Leopalace21 Corp.[a]	37,500	201,367
Lintec Corp.	12,500	295,318
LIXIL Group Corp.	37,500	808,266

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2015

Security	Shares	Value

M3 Inc.	25,000	$488,295
Makita Corp.	12,500	690,905
Marubeni Corp.	225,000	1,309,633
Maruha Nichiro Corp.	12,500	188,523
Marui Group Co. Ltd.	37,500	488,813
Marusan Securities Co. Ltd.	25,000	244,251
Matsuda Sangyo Co. Ltd.	12,500	147,089
Matsui Securities Co. Ltd.	12,500	111,146
Mazda Motor Corp.	75,000	1,494,406
McDonald’s Holdings Co. Japan Ltd.	12,500	296,147
Medipal Holdings Corp.	25,000	440,025
MEGMILK SNOW BRAND Co. Ltd.	12,500	261,342
MEIJI Holdings Co. Ltd.	25,000	1,986,741
Message Co. Ltd.	12,500	309,509
Mie Bank Ltd. (The)	125,000	270,354
Ministop Co. Ltd.	12,500	232,028
Miraca Holdings Inc.	12,500	560,390
MIRAIT Holdings Corp.	12,500	108,970
MISUMI Group Inc.	37,500	493,785
Mitsubishi Chemical Holdings Corp.	162,500	1,023,949
Mitsubishi Corp.	162,500	2,979,335
Mitsubishi Electric Corp.	250,000	2,631,034
Mitsubishi Estate Co. Ltd.	125,000	2,700,435
Mitsubishi Heavy Industries Ltd.	375,000	1,908,328
Mitsubishi Materials Corp.	125,000	439,196
Mitsubishi Motors Corp.	75,000	671,224
Mitsubishi Tanabe Pharma Corp.	25,000	425,937
Mitsubishi UFJ Financial Group Inc.	1,528,600	10,014,594
Mitsubishi UFJ Lease & Finance Co. Ltd.	62,500	330,951
Mitsui & Co. Ltd.	200,000	2,553,139
Mitsui Chemicals Inc.	125,000	477,522
Mitsui Engineering & Shipbuilding Co. Ltd.	125,000	193,702
Mitsui Fudosan Co. Ltd.	125,000	3,428,631
Mitsui Mining & Smelting Co. Ltd.	125,000	242,387
Mitsui OSK Lines Ltd.	125,000	336,648
Mitsumi Electric Co. Ltd.	25,000	152,683
Mizuho Financial Group Inc.	2,751,700	5,707,483
Monex Group Inc.	62,500	177,129
MonotaRO Co. Ltd.	12,500	324,736
Mori Hills REIT Investment Corp.	250	310,752
MORI TRUST Sogo REIT Inc.	125	222,084
MOS Food Services Inc.	12,500	271,701
MS&AD Insurance Group Holdings Inc.	62,500	1,860,369
Murata Manufacturing Co. Ltd.	25,000	3,595,401
Nabtesco Corp.	12,500	252,952
Nagase & Co. Ltd.	12,500	156,619
Nagoya Railroad Co. Ltd.	125,000	519,992
NanoCarrier Co. Ltd.[a,b]	12,500	106,070
NEC Corp.	250,000	776,880
NET One Systems Co. Ltd.	12,600	77,996
Neturen Co. Ltd.	37,500	269,733
Nexon Co. Ltd.	25,000	349,700
NGK Insulators Ltd.	31,000	677,158
NGK Spark Plug Co. Ltd.	25,000	615,496
NHK Spring Co. Ltd.	25,000	257,096
Nichi-Iko Pharmaceutical Co. Ltd.	12,500	350,114
Nichicon Corp.	25,000	202,403
Nichii Gakkan Co.[b]	12,500	86,700
Nidec Corp.	25,000	1,900,352
NIFTY Corp.	12,500	115,289
Nihon Nohyaku Co. Ltd.	12,500	81,831
Nihon Parkerizing Co. Ltd.	25,000	224,777
Nihon Unisys Ltd.	12,500	138,388

Security	Shares	Value

Nikkiso Co. Ltd.	12,500	$101,512
Nikkon Holdings Co. Ltd.	12,500	243,319
Nikon Corp.	37,500	488,502
Nintendo Co. Ltd.	12,500	2,017,816
Nippon Building Fund Inc.	125	595,608
Nippon Coke & Engineering Co. Ltd.	162,500	136,006
Nippon Express Co. Ltd.	125,000	649,472
Nippon Light Metal Holdings Co. Ltd.	125,000	215,455
Nippon Paint Holdings Co. Ltd.	25,000	533,872
Nippon Paper Industries Co. Ltd.	12,500	232,960
Nippon Parking Development Co. Ltd.	12,500	14,398
Nippon Prologis REIT Inc.	250	441,889
Nippon Sheet Glass Co. Ltd.[a,b]	250,000	217,526
Nippon Signal Co. Ltd.	25,000	261,239
Nippon Steel & Sumitomo Metal Corp.	87,500	1,791,693
Nippon Suisan Kaisha Ltd.	37,500	126,476
Nippon Telegraph & Telephone Corp.	100,000	3,717,423
Nippon Yakin Kogyo Co. Ltd.[a]	87,500	121,815
Nippon Yusen KK	250,000	658,794
Nipro Corp.	12,500	141,081
Nishi-Nippon City Bank Ltd. (The)	125,000	368,759
Nishimatsuya Chain Co. Ltd.	25,000	222,291
Nissan Chemical Industries Ltd.	12,500	312,824
Nissan Motor Co. Ltd.	300,000	3,148,540
Nissan Shatai Co. Ltd.	12,500	145,846
Nisshin Seifun Group Inc.	25,500	392,617
Nisshin Steel Co. Ltd.	25,000	259,374
Nisshinbo Holdings Inc.	12,500	170,810
Nissin Foods Holdings Co. Ltd.	12,500	581,106
Nitori Holdings Co. Ltd.	12,500	983,012
Nitto Denko Corp.	25,000	1,620,883
Nitto Kohki Co. Ltd.	12,500	266,211
NOK Corp.	12,500	297,493
Nomura Holdings Inc.	404,700	2,567,544
Nomura Real Estate Holdings Inc.	12,500	269,215
Nomura Real Estate Master Fund Inc.[a]	500	633,520
Nomura Research Institute Ltd.	13,700	564,235
North Pacific Bank Ltd.	62,500	241,869
NSD Co. Ltd.	12,500	175,057
NSK Ltd.	100,000	1,194,945
NTT Data Corp.	12,500	626,683
NTT DOCOMO Inc.	175,000	3,418,790
NTT Urban Development Corp.	12,500	125,026
Obayashi Corp.	125,000	1,102,134
Obic Co. Ltd.	12,500	665,009
Odakyu Electric Railway Co. Ltd.	125,000	1,230,578
Oji Holdings Corp.	125,000	651,543
Okabe Co. Ltd.	12,500	100,373
Okamoto Industries Inc.	125,000	1,138,388
Oki Electric Industry Co. Ltd.	125,000	212,347
Olympus Corp.	25,000	850,425
Omron Corp.	25,000	835,923
Ono Pharmaceutical Co. Ltd.	12,500	1,727,781
Orient Corp.[a]	125,000	251,709
Oriental Land Co. Ltd./Japan	37,500	2,293,971
ORIX Corp.	162,500	2,398,954
Orix JREIT Inc.	250	337,684
Osaka Gas Co. Ltd.	250,000	990,677
OSG Corp.	12,500	237,311
OSJB Holdings Corp.	37,500	72,094
Otsuka Holdings Co. Ltd.	50,000	1,675,575
PALTAC Corp.	12,500	247,255
Panasonic Corp.	262,500	3,121,504

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2015

Security	Shares	Value

Park24 Co. Ltd.	12,500	$263,518
Penta-Ocean Construction Co. Ltd.	50,000	228,714
Pigeon Corp.	12,500	353,739
Pioneer Corp.[a]	62,500	169,360
Proto Corp.	12,500	163,041
Rakuten Inc.	112,500	1,573,182
Recruit Holdings Co. Ltd.	12,500	403,978
Relia Inc.	12,500	119,225
Resona Holdings Inc.	262,500	1,400,000
Resorttrust Inc.	12,500	323,182
Ricoh Co. Ltd.	87,500	949,140
Ringer Hut Co. Ltd.	12,500	255,853
Rohm Co. Ltd.	12,500	624,612
Rohto Pharmaceutical Co. Ltd.	25,000	415,165
Round One Corp.	25,000	113,528
Royal Holdings Co. Ltd.	12,500	220,530
Saizeriya Co. Ltd.	12,500	284,752
Sakata Seed Corp.	12,500	266,211
Sanrio Co. Ltd.	12,500	334,058
Santen Pharmaceutical Co. Ltd.	62,500	855,086
SBI Holdings Inc./Japan	25,000	286,099
Secom Co. Ltd.	25,000	1,681,583
Sega Sammy Holdings Inc.	25,000	264,968
Seibu Holdings Inc.	12,500	254,920
Seikagaku Corp.	12,500	161,591
Seiko Epson Corp.	37,500	577,067
Seino Holdings Co. Ltd.	12,500	149,575
Sekisui Chemical Co. Ltd.	125,000	1,487,466
Sekisui House Ltd.	62,500	1,048,529
Sekisui House Reit Inc.	125	129,169
Sekisui House SI Residential Investment Corp.	250	228,714
Sekisui Plastics Co. Ltd.	125,000	409,157
Senshu Ikeda Holdings Inc.	75,000	325,047
Seven & I Holdings Co. Ltd.	87,500	3,995,960
Seven Bank Ltd.	75,000	344,313
Sharp Corp./Japan[a,b]	250,000	275,533
Shikoku Electric Power Co. Inc.	25,000	427,595
Shimachu Co. Ltd.	12,500	275,119
Shimano Inc.	12,500	1,986,741
Shimizu Corp.	125,000	1,101,098
Shin-Etsu Chemical Co. Ltd.	50,000	2,997,307
Shin-Etsu Polymer Co. Ltd.	37,500	197,017
Shinko Electric Industries Co. Ltd.	25,000	153,304
Shinko Plantech Co. Ltd.	25,000	202,196
Shinsei Bank Ltd.	250,000	528,278
Shionogi & Co. Ltd.	37,500	1,550,963
Shiseido Co. Ltd.	37,500	898,384
Shizuoka Bank Ltd. (The)	125,000	1,265,797
Showa Aircraft Industry Co. Ltd.	12,500	126,787
Showa Corp.	12,500	116,843
Showa Denko KK	250,000	316,967
Showa Shell Sekiyu KK	25,000	221,670
SKY Perfect JSAT Holdings Inc.	25,000	132,588
SMC Corp./Japan	12,500	3,246,323
SoftBank Group Corp.	112,500	6,336,544
Sohgo Security Services Co. Ltd.	12,500	608,038
Sojitz Corp.	187,500	416,408
Sompo Japan Nipponkoa Holdings Inc.	37,500	1,189,559
Sony Corp.	150,000	4,325,668
Sony Financial Holdings Inc.	25,000	452,455
Square Enix Holdings Co. Ltd.	12,500	339,756
Stanley Electric Co. Ltd.	12,500	240,729
Star Micronics Co. Ltd.	12,500	171,224

Security	Shares	Value

Start Today Co. Ltd.	12,500	$422,105
Sumco Corp.	37,500	381,604
Sumitomo Chemical Co. Ltd.	250,000	1,448,104
Sumitomo Corp.	137,500	1,516,004
Sumitomo Dainippon Pharma Co. Ltd.	25,000	278,227
Sumitomo Electric Industries Ltd.	87,500	1,206,909
Sumitomo Forestry Co. Ltd.	25,000	301,429
Sumitomo Heavy Industries Ltd.	125,000	569,712
Sumitomo Metal Mining Co. Ltd.	125,000	1,564,636
Sumitomo Mitsui Construction Co. Ltd.	137,500	134,452
Sumitomo Mitsui Financial Group Inc.	150,000	6,041,019
Sumitomo Mitsui Trust Holdings Inc.	375,000	1,453,387
Sumitomo Realty & Development Co. Ltd.	39,000	1,294,021
Sumitomo Rubber Industries Ltd.	25,000	375,388
Suntory Beverage & Food Ltd.	12,500	508,598
Suruga Bank Ltd.	25,000	496,789
Suzuken Co. Ltd./Aichi Japan	12,500	482,184
Suzuki Motor Corp.	50,000	1,653,201
Sysmex Corp.	12,500	721,981
T&D Holdings Inc.	75,000	995,650
Taiheiyo Cement Corp.	125,000	414,336
Taisei Corp.	125,000	818,314
Taiyo Nippon Sanso Corp.	12,500	130,205
Taiyo Yuden Co. Ltd.	25,000	355,293
Takara Bio Inc.[b]	12,500	126,994
Takasago Thermal Engineering Co. Ltd.	12,500	180,547
Takeda Pharmaceutical Co. Ltd.	100,000	4,914,025
Tatsuta Electric Wire and Cable Co. Ltd.	25,000	95,919
TDK Corp.	12,500	804,848
Teijin Ltd.	125,000	445,411
Terumo Corp.	37,500	1,121,815
THK Co. Ltd.	12,500	237,932
Tobu Railway Co. Ltd.	125,000	608,038
Tocalo Co. Ltd.	12,500	253,159
Toho Co. Ltd./Tokyo	12,500	327,325
Toho Holdings Co. Ltd.	12,500	278,952
Tohoku Electric Power Co. Inc.	62,500	884,607
Tohokushinsha Film Corp.	12,500	88,564
Tokai Rika Co. Ltd.	12,500	274,498
Tokai Tokyo Financial Holdings Inc.	25,000	153,512
Tokio Marine Holdings Inc.	87,500	3,402,113
Tokyo Broadcasting System Holdings Inc.	12,500	187,383
Tokyo Electric Power Co. Inc.[a]	187,500	1,288,067
Tokyo Electron Ltd.	25,000	1,513,155
Tokyo Gas Co. Ltd.	250,000	1,246,323
Tokyo Seimitsu Co. Ltd.	12,500	278,745
Tokyo Steel Manufacturing Co. Ltd.	25,000	168,220
Tokyo Tatemono Co. Ltd.	21,500	268,850
Tokyu Construction Co. Ltd.	25,000	192,252
Tokyu Corp.	125,000	1,020,303
Tokyu Fudosan Holdings Corp.	62,500	442,822
TOKYU REIT Inc.	125	152,061
TOMONY Holdings Inc.	75,000	292,728
Topcon Corp.	12,500	182,308
Toppan Forms Co. Ltd.	12,500	162,213
Toppan Printing Co. Ltd.	125,000	1,129,066
Topre Corp.	12,500	273,565
TOPY Industries Ltd.	125,000	283,820
Toray Industries Inc.	125,000	1,100,580
Toshiba Corp.[a]	500,000	1,421,587
Tosoh Corp.	125,000	641,185
TOTO Ltd.	12,500	427,802
Towa Bank Ltd. (The)	375,000	329,397

75

Schedule of Investments  (Unaudited)  (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2015

Security	Shares	Value

Toyo Construction Co. Ltd.	37,500	$174,021
Toyo Seikan Group Holdings Ltd.	25,000	487,259
Toyo Suisan Kaisha Ltd.	12,500	464,056
Toyo Tire & Rubber Co. Ltd.	12,500	265,900
Toyobo Co. Ltd.	125,000	184,380
Toyoda Gosei Co. Ltd.	12,500	289,828
Toyota Boshoku Corp.	12,500	269,629
Toyota Industries Corp.	25,000	1,327,947
Toyota Motor Corp.	325,000	20,115,393
Toyota Tsusho Corp.	25,000	576,756
Trend Micro Inc./Japan	12,500	490,470
TS Tech Co. Ltd.	12,500	345,971
TSI Holdings Co. Ltd.	25,000	176,507
Tsukuba Bank Ltd.	87,500	309,613
Tsukui Corp.	12,500	134,866
Tsumura & Co.	12,500	303,087
Ube Industries Ltd.	125,000	264,139
Unicharm Corp.	50,000	1,075,202
United Super Markets Holdings Inc.	12,500	109,592
United Urban Investment Corp.	375	522,374
UNY Group Holdings Co. Ltd.	37,500	208,825
USEN Corp.[a]	37,500	100,373
Ushio Inc.	25,000	346,592
USS Co. Ltd.	25,000	445,618
VT Holdings Co. Ltd.	25,000	155,583
Wacom Co. Ltd.	25,000	94,054
Wakita & Co. Ltd.	12,500	99,026
West Japan Railway Co.	25,000	1,767,143
Yahoo Japan Corp.	175,000	746,841
Yakult Honsha Co. Ltd.	12,500	667,081
Yamada Denki Co. Ltd.	100,000	453,284
Yamaha Corp.	25,000	626,683
Yamaha Motor Co. Ltd.	37,500	852,082
Yamato Holdings Co. Ltd.	50,000	990,470
Yaskawa Electric Corp.	37,500	449,658
Yokogawa Electric Corp.	50,000	563,083
Yoshinoya Holdings Co. Ltd.	12,500	154,444
Zensho Holdings Co. Ltd.	12,500	118,189

		415,215,743
NEW ZEALAND — 0.75%
Air New Zealand Ltd.	53,174	104,695
Argosy Property Ltd.	110,440	84,064
Auckland International Airport Ltd.	111,308	396,136
Chorus Ltd.[a]	69,948	134,645
Contact Energy Ltd.	87,625	307,700
Fisher & Paykel Healthcare Corp. Ltd.	66,273	348,858
Fletcher Building Ltd.	80,691	407,283
Freightways Ltd.	22,433	89,399
Goodman Property Trust	125,647	102,440
Infratil Ltd.	71,808	150,857
Kiwi Property Group Ltd.	113,142	104,111
Meridian Energy Ltd.	136,762	205,424
Metlifecare Ltd.	31,068	93,752
Mighty River Power Ltd.	84,535	160,150
Nuplex Industries Ltd.	74,412	214,479
Precinct Properties New Zealand Ltd.	114,666	94,651
Ryman Healthcare Ltd.	44,167	235,780
Sky Network Television Ltd.	48,259	148,240
SKYCITY Entertainment Group Ltd.	69,001	187,211
Spark New Zealand Ltd.	213,282	484,870
Summerset Group Holdings Ltd.	37,516	99,757

Security	Shares	Value

Trade Me Group Ltd.	49,375	$122,270
Xero Ltd.[a]	7,643	82,688
Z Energy Ltd.	41,067	186,166

		4,545,626
SINGAPORE — 3.93%
AIMS AMP Capital Industrial REIT	125,000	124,955
ARA Asset Management Ltd.	237,500	239,111
Ascendas Hospitality Trust	243,500	118,229
Ascendas India Trust	243,500	152,133
Ascendas REIT	243,500	415,541
Ascott Residence Trust	125,000	107,997
Asian Pay Television Trust	491,500	277,247
Biosensors International Group Ltd.[a]	367,500	178,436
Boustead Singapore Ltd.	37,500	25,571
Cache Logistics Trust	125,000	89,700
Cambridge Industrial Trust	243,500	106,059
CapitaLand Commercial Trust Ltd.	243,500	245,152
CapitaLand Ltd.	243,500	538,986
CapitaLand Mall Trust	243,500	344,256
CapitaLand Retail China Trust	125,000	135,666
CDL Hospitality Trusts	125,000	120,939
ComfortDelGro Corp. Ltd.	243,500	528,554
COSCO Corp. Singapore Ltd.[b]	215,000	57,569
DBS Group Holdings Ltd.	175,000	2,157,979
Ezion Holdings Ltd.[b]	225,000	112,460
Far East Hospitality Trust	243,500	116,491
First REIT	125,000	110,675
First Resources Ltd.	125,000	167,797
Frasers Centrepoint Trust	125,000	174,491
Frasers Commercial Trust	125,000	122,278
Genting Singapore PLC	739,500	430,341
Global Logistic Properties Ltd.	367,500	587,790
Golden Agri-Resources Ltd.	813,900	226,648
GuocoLeisure Ltd.	243,500	155,611
Hutchison Port Holdings Trust	739,500	410,422
Hyflux Ltd.[b]	367,500	178,436
Indofood Agri Resources Ltd.	125,000	50,875
Keppel Corp. Ltd.[b]	125,000	631,917
Keppel REIT[b]	125,000	86,130
Lippo Malls Indonesia Retail Trust	491,500	112,303
Mapletree Commercial Trust	125,000	122,278
Mapletree Greater China Commercial Trust	243,500	172,997
Mapletree Industrial Trust	125,000	136,112
Mapletree Logistics Trust	125,000	91,039
Neptune Orient Lines Ltd./Singapore[a,b]	125,000	88,808
Noble Group Ltd.[b]	562,500	202,829
OUE Hospitality Trust	243,500	141,701
Oversea-Chinese Banking Corp. Ltd.	362,775	2,339,063
Raffles Medical Group Ltd.[b]	50,000	153,517
Sabana Shari’ah Compliant Industrial REIT	367,500	199,429
SATS Ltd.[b]	125,000	338,272
SembCorp Industries Ltd.	125,000	319,529
Sembcorp Marine Ltd[b]	125,000	208,854
SIIC Environment Holdings Ltd.[a,b]	58,620	35,578
Silverlake Axis Ltd.[b]	137,500	56,453
Singapore Airlines Ltd.	112,500	867,547
Singapore Exchange Ltd.	100,000	526,955
Singapore Post Ltd.[b]	237,500	321,358
Singapore Press Holdings Ltd.[b]	105,400	300,283
Singapore Technologies Engineering Ltd.	237,500	561,317
Singapore Telecommunications Ltd.	987,500	2,806,319

76

Schedule of Investments  (Unaudited)  (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2015

Security	Shares	Value

SMRT Corp. Ltd.[b]	125,000	$130,311
Soilbuild Business Space REIT	491,500	280,757
Starhill Global REIT	243,500	140,832
StarHub Ltd.	125,000	321,314
Suntec REIT	243,500	286,880
Super Group Ltd./Singapore	125,000	80,328
United Overseas Bank Ltd.[b]	125,000	1,814,531
Vard Holdings Ltd.[a,b]	125,000	33,916
Wheelock Properties Singapore Ltd.	125,000	136,112
Wilmar International Ltd.	237,500	530,793
Wing Tai Holdings Ltd.[b]	125,000	155,748
Yangzijiang Shipbuilding Holdings Ltd.	237,500	211,978
Yanlord Land Group Ltd.	125,000	93,270
Yoma Strategic Holdings Ltd.[a,b]	300,933	92,396

		23,938,149

TOTAL COMMON STOCKS
(Cost: $625,285,417)		604,788,671

INVESTMENT COMPANIES — 0.04%

AUSTRALIA — 0.04%
Spark Infrastructure Group	172,542	256,048

		256,048

TOTAL INVESTMENT COMPANIES
(Cost: $275,942)		256,048

SHORT-TERM INVESTMENTS — 1.41%

MONEY MARKET FUNDS — 1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	8,056,600	8,056,600
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	416,879	416,879
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	85,460	85,460

		8,558,939

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,558,939)		8,558,939

TOTAL INVESTMENTS IN SECURITIES — 100.81%
(Cost: $634,120,298)		613,603,658
Other Assets, Less Liabilities — (0.81)%		(4,903,101)

NET ASSETS — 100.00%		$608,700,557

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

77

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.01%

AUSTRALIA — 4.52%
Adelaide Brighton Ltd.	49,218	$147,130
AGL Energy Ltd.	58,502	698,281
ALS Ltd.	42,131	154,801
Alumina Ltd.	233,849	181,021
Amcor Ltd./Australia	109,102	1,062,500
AMP Ltd.	271,861	1,111,386
Ansell Ltd.	16,093	231,009
APA Group	107,242	703,909
ARB Corp. Ltd.[a]	15,115	159,492
Ardent Leisure Group	86,822	172,821
Aristocrat Leisure Ltd.	55,921	371,838
Asciano Ltd.	81,462	476,576
ASX Ltd.	17,122	503,531
Aurizon Holdings Ltd.	185,097	682,737
AusNet Services	158,270	163,166
Australia & New Zealand Banking Group Ltd.	247,189	4,798,673
Automotive Holdings Group Ltd.	37,966	115,119
Aveo Group	67,868	149,135
AWE Ltd.[a,b]	140,902	63,332
Bank of Queensland Ltd.	31,502	293,750
Beach Energy Ltd.	171,673	78,387
Bendigo & Adelaide Bank Ltd.	36,635	279,668
BHP Billiton Ltd.	287,160	4,716,206
BlueScope Steel Ltd.	64,029	203,739
Boral Ltd.	68,454	263,240
Brambles Ltd.	143,888	1,065,578
BWP Trust	70,370	161,662
Cabcharge Australia Ltd.[a]	46,858	94,275
Caltex Australia Ltd.	25,020	564,076
carsales.com Ltd.	29,174	203,979
Challenger Ltd./Australia	55,743	327,306
Charter Hall Group	43,136	138,181
Charter Hall Retail REIT	38,724	117,141
CIMIC Group Ltd.	8,922	176,449
Coca-Cola Amatil Ltd.	49,687	322,942
Cochlear Ltd.	5,714	362,618
Commonwealth Bank of Australia	157,987	8,648,685
Computershare Ltd.	44,110	340,194
Crown Resorts Ltd.	32,178	263,092
CSL Ltd.	43,829	2,932,794
CSR Ltd.	56,426	111,512
Dexus Property Group	78,760	434,921
Domino’s Pizza Enterprises Ltd.	7,549	251,788
Downer EDI Ltd.	45,206	114,495
Drillsearch Energy Ltd.[a,b]	170,082	95,863
DUET Group	184,243	310,218
DuluxGroup Ltd.	43,466	182,964
Echo Entertainment Group Ltd.	71,166	259,452
Fairfax Media Ltd.	243,603	164,240
Federation Centres	292,617	607,514
FlexiGroup Ltd./Australia[a]	52,597	114,827
Flight Centre Travel Group Ltd.[a]	5,411	146,505
Fortescue Metals Group Ltd.[a]	169,325	252,482
G8 Education Ltd.[a]	41,374	88,555
Goodman Group	156,342	677,061
GPT Group (The)	141,352	481,043

Security	Shares	Value

GrainCorp Ltd. Class A	20,186	$130,335
GUD Holdings Ltd.	25,126	144,126
GWA Group Ltd.[a]	68,540	121,272
Harvey Norman Holdings Ltd.	53,188	151,029
Healthscope Ltd.	94,751	182,520
Iluka Resources Ltd.	42,212	193,346
Incitec Pivot Ltd.	157,184	442,965
Independence Group NLa	67,982	134,350
Insurance Australia Group Ltd.	213,541	854,688
Investa Office Fund	78,915	227,460
Invocare Ltd.	17,947	142,256
IOOF Holdings Ltd.	27,738	184,836
Iress Ltd.	21,689	145,301
James Hardie Industries PLC	41,319	539,466
JB Hi-Fi Ltd.	10,612	135,977
Karoon Gas Australia Ltd.[a,b]	43,808	55,477
Lend Lease Group	50,792	471,088
Liquefied Natural Gas Ltd.[a,b]	59,893	63,882
M2 Group Ltd.	26,733	188,819
Macquarie Atlas Roads Group	58,218	169,465
Macquarie Group Ltd.	25,873	1,581,944
Magellan Financial Group Ltd.	12,804	205,812
McMillan Shakespeare Ltd.	12,305	110,352
Medibank Pvt Ltd.	231,465	389,727
Mesoblast Ltd.[a,b]	36,163	87,980
Mineral Resources Ltd.	22,319	68,153
Mirvac Group	301,450	388,200
Monadelphous Group Ltd.[a]	6,616	32,664
Myer Holdings Ltd.	131,786	90,262
National Australia Bank Ltd.	232,772	5,007,046
Navitas Ltd.	32,968	98,788
Newcrest Mining Ltd.[b]	69,073	606,638
Northern Star Resources Ltd.	45,036	88,681
Nufarm Ltd./Australia	28,648	171,074
Orica Ltd.	32,864	386,404
Origin Energy Ltd.	208,379	817,674
Orora Ltd.	130,652	218,120
OZ Minerals Ltd.	36,484	113,489
Pacific Brands Ltd.[b]	304,190	156,258
Perpetual Ltd.	5,513	176,642
Platinum Asset Management Ltd.	27,462	144,986
Premier Investments Ltd.	11,539	112,703
Primary Health Care Ltd.[a]	52,840	139,862
Qantas Airways Ltd.	78,055	219,970
QBE Insurance Group Ltd.	124,558	1,177,473
Qube Holdings Ltd.	80,143	130,938
Ramsay Health Care Ltd.	12,561	555,712
REA Group Ltd.	5,148	176,407
Recall Holdings Ltd.	35,134	192,008
Rio Tinto Ltd.	37,729	1,363,384
SAI Global Ltd.	39,788	124,618
Sandfire Resources NL	42,797	193,582
Santos Ltd.	94,719	394,651
Scentre Group	473,479	1,398,507
Seek Ltd.	29,716	272,007
Seven West Media Ltd.[a]	194,704	93,765
Shopping Centres Australasia Property Group	99,222	145,827
Sigma Pharmaceuticals Ltd.	216,820	129,940
Sims Metal Management Ltd.	21,076	147,961
Sirtex Medical Ltd.	7,035	190,978
Slater & Gordon Ltd.[a]	32,163	63,562
Sonic Healthcare Ltd.	33,217	456,910
South32 Ltd.[b]	463,753	484,717

78

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Southern Cross Media Group Ltd.	106,200	$74,253
Stockland	191,466	553,236
Suncorp Group Ltd.	112,912	1,056,103
Super Retail Group Ltd.	15,812	108,975
Sydney Airport	91,355	420,393
Tabcorp Holdings Ltd.	83,501	281,188
Tatts Group Ltd.	132,937	375,582
Telstra Corp. Ltd.	366,817	1,413,210
TPG Telecom Ltd.	36,132	285,109
Transfield Services Ltd.[b]	79,234	56,812
Transpacific Industries Group Ltd.	181,568	88,087
Transurban Group	167,828	1,250,053
Treasury Wine Estates Ltd.	67,022	338,543
Veda Group Ltd.	79,951	149,448
Virtus Health Ltd.	33,217	149,539
Vocus Communications Ltd.[a]	21,825	101,368
Wesfarmers Ltd.	97,423	2,739,249
Western Areas Ltd.	47,246	80,561
Westfield Corp.	176,815	1,293,024
Westpac Banking Corp.	280,033	6,269,396
Westpac Banking Corp. New[b]	12,175	264,496
Whitehaven Coal Ltd.[a,b]	100,703	73,283
Woodside Petroleum Ltd.	64,605	1,364,797
Woolworths Ltd.	112,041	1,927,248
WorleyParsons Ltd.	20,951	97,458

		82,390,304
AUSTRIA — 0.23%
ams AG	7,474	240,351
Andritz AG	7,624	385,721
BUWOG AG	7,253	155,033
CA Immobilien Anlagen AG	9,572	188,582
Conwert Immobilien Invest SEb	9,148	131,723
Erste Group Bank AGb	24,857	732,313
Flughafen Wien AG	1,153	109,166
IMMOFINANZ AGb	89,421	230,352
Lenzing AG	1,197	91,977
Mayr Melnhof Karton AG	948	112,522
Oesterreichische Post AG	3,681	134,592
OMV AG	13,183	352,415
Raiffeisen Bank International AGa,b	10,920	173,463
RHI AG	3,069	69,736
S IMMO AG	16,876	150,628
Schoeller-Bleckmann Oilfield Equipment AG	1,799	108,604
Semperit AG Holding	1,567	54,526
UNIQA Insurance Group AG	12,771	119,222
Voestalpine AG	10,453	380,297
Wienerberger AG	11,878	219,974

		4,141,197
BELGIUM — 1.03%
Ackermans & van Haaren NV	1,917	293,290
Ageas	16,300	723,563
AGFA-Gevaert NVb	50,525	216,217
Anheuser-Busch InBev SA/NV	72,175	8,666,447
Barco NV	2,573	169,854
Befimmo SA	3,235	217,664
Bekaert SAa	4,246	126,639
bpost SA	8,481	213,322
Cie. d’Entreprises CFE	837	104,294
Cofinimmo SA	1,873	210,004

Security	Shares	Value

Colruyt SA	5,352	$266,251
D’ieteren SA/NV	2,871	97,617
Delhaize Group	8,955	834,996
Elia System Operator SA/NV	2,365	114,976
Euronav NV	11,017	163,503
EVS Broadcast Equipment SA	4,716	138,209
Fagron	4,530	111,816
Galapagos NVa,b	7,893	383,636
Gimv NV	4,961	234,168
Groupe Bruxelles Lambert SA	4,467	364,707
Ion Beam Applications	7,198	258,019
KBC Groep NV	22,210	1,359,199
Kinepolis Group NV	4,478	186,933
Mobistar SAb	5,267	129,571
Nyrstar NVa,b	39,601	60,850
Ontex Group NV	7,151	220,984
Proximus SADP	11,741	408,740
Solvay SA	4,457	506,128
Telenet Group Holding NVb	3,950	230,909
Tessenderlo Chemie NVb	5,471	177,499
UCB SA	11,216	975,322
Umicore SA	8,012	342,070
Warehouses De Pauw CVA	3,259	268,204

		18,775,601
BRAZIL — 0.74%
Aliansce Shopping Centers SA	30,800	83,738
Ambev SA	418,000	2,076,053
B2W Cia. Digit[a,b]	15,317	58,102
Banco Bradesco SA	67,568	412,055
Banco do Brasil SA	85,200	353,998
Banco Santander Brasil SA Units	39,800	143,206
BB Seguridade Participacoes SA	68,300	472,671
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	161,800	479,888
BR Malls Participacoes SA	53,100	154,728
BRF SA	57,200	894,389
CCR SA	88,000	277,486
CETIP SA — Mercados Organizados	17,613	156,259
Cia. de Saneamento Basico do Estado de Sao Paulo	36,100	157,224
Cia. Hering	22,000	86,714
Cielo SA	77,400	737,220
Cosan SA Industria e Comercio	15,800	101,575
CPFL Energia SA	25,742	103,741
Cyrela Brazil Realty SA Empreendimentos e Participacoes	26,700	62,241
Duratex SA	38,519	64,137
EDP — Energias do Brasil SA	38,400	112,693
Embraer SA	60,000	441,455
Equatorial Energia SA	19,428	173,827
Estacio Participacoes SA	31,500	126,700
Even Construtora e Incorporadora SA	116,300	121,031
Fibria Celulose SA	23,600	323,209
Helbor Empreendimentos SA	143,150	75,976
Hypermarcas SAb	31,100	141,597
Iochpe Maxion SA	23,100	96,159
JBS SA	76,500	283,617
JSL SA	15,200	37,094
Klabin SA Units	51,000	290,981
Kroton Educacional SA	132,408	339,662
Light SA	24,600	82,114
Localiza Rent A Car SA	19,725	133,428
Lojas Renner SA	58,000	279,162
M. Dias Branco SA	4,500	81,836

79

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

MRV Engenharia e Participacoes SA	37,000	$71,427
Multiplan Empreendimentos Imobiliarios SA	10,100	110,548
Multiplus SA	5,500	49,138
Natura Cosmeticos SA	18,300	109,029
Odontoprev SA	26,300	67,603
Petroleo Brasileiro SAb	277,000	675,988
Porto Seguro SA	12,800	107,664
Qualicorp SA	24,700	104,104
Raia Drogasil SA	21,500	223,690
Sao Martinho SA	7,200	83,227
Sul America SA	20,595	101,430
Tecnisa SA	125,100	95,038
TOTVS SA	14,400	128,016
Tractebel Energia SA	15,100	133,060
Ultrapar Participacoes SA	30,600	533,399
Vale SA	147,500	654,677
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,400	84,307
WEG SA	49,160	184,175

		13,532,486
CANADA — 6.22%
Advantage Oil & Gas Ltd.[b]	18,283	101,592
Aecon Group Inc.	11,637	134,394
Ag Growth International Inc.	1,283	33,577
AGF Management Ltd. Class B	23,766	98,635
Agnico Eagle Mines Ltd.	20,406	576,456
Agrium Inc.	12,409	1,153,785
Aimia Inc.	17,337	160,338
Alacer Gold Corp.[b]	30,288	58,800
Alamos Gold Inc. Class A	26,873	103,314
Alaris Royalty Corp.	4,966	105,594
Algonquin Power & Utilities Corp.	19,016	146,651
Alimentation Couche-Tard Inc. Class B	38,204	1,642,508
Allied Properties REIT	3,346	91,760
AltaGas Ltd.	12,794	330,130
Amaya Inc.[b]	10,018	223,737
ARC Resources Ltd.	34,440	507,512
Artis REIT	3,581	36,649
Atco Ltd./Canada Class I	7,829	223,498
ATS Automation Tooling Systems Inc.[b]	11,704	123,181
AutoCanada Inc.[a]	3,139	76,007
Avigilon Corp.[a,b]	5,656	63,418
B2Gold Corp.[b]	103,742	111,802
Badger Daylighting Ltd.	5,899	92,339
Bank of Montreal	56,678	3,294,069
Bank of Nova Scotia (The)	108,624	5,105,125
Bankers Petroleum Ltd.[b]	86,477	145,412
Barrick Gold Corp.	110,490	848,721
BCE Inc.	11,791	509,365
Bellatrix Exploration Ltd.[a,b]	45,113	74,134
Birchcliff Energy Ltd.[b]	17,768	77,409
Bird Construction Inc.	15,593	156,246
Black Diamond Group Ltd.	11,335	72,861
BlackBerry Ltd.[a,b]	46,472	338,501
Boardwalk REIT	3,222	132,293
Bonterra Energy Corp.	13,518	224,310
Brookfield Asset Management Inc. Class A	77,261	2,697,506
CAE Inc.	24,929	281,234
Cameco Corp.	36,161	511,867
Canaccord Genuity Group Inc.	16,187	62,726
Canadian Apartment Properties REIT	7,207	148,288

Security	Shares	Value

Canadian Energy Services & Technology Corp.	20,461	$88,359
Canadian Imperial Bank of Commerce/Canada	34,768	2,664,834
Canadian National Railway Co.	73,535	4,489,044
Canadian Natural Resources Ltd.	100,149	2,320,876
Canadian Pacific Railway Ltd.	14,472	2,032,507
Canadian REIT	2,137	69,565
Canadian Tire Corp. Ltd. Class A	6,454	567,386
Canadian Utilities Ltd. Class A	10,564	277,756
Canadian Western Bank[a]	11,155	214,258
Canfor Corp.[b]	8,482	119,935
Canyon Services Group Inc.	23,489	87,611
Capital Power Corp.	8,812	126,554
CCL Industries Inc. Class B	2,642	374,082
Celestica Inc.[a,b]	15,709	176,019
Cenovus Energy Inc.	77,964	1,160,805
Centerra Gold Inc.	16,654	93,685
CGI Group Inc. Class Ab	20,844	773,794
China Gold International Resources Corp. Ltd.[b]	43,246	57,844
CI Financial Corp.	19,262	459,338
Cineplex Inc.	6,676	257,120
Cogeco Cable Inc.	2,228	114,997
Colliers International Group Inc.	4,414	218,718
Cominar REIT	433	5,090
Concordia Healthcare Corp.	3,769	115,229
Constellation Software Inc./Canada	1,839	794,157
Corus Entertainment Inc. Class B	10,790	102,840
Cott Corp.	11,728	122,358
Crew Energy Inc.[b]	32,190	109,486
Denison Mines Corp.[a,b]	186,935	75,726
Descartes Systems Group Inc. (The)[b]	12,684	221,814
Detour Gold Corp.[b]	15,916	176,878
DH Corp.	8,987	242,474
Dollarama Inc.	11,606	783,550
Dominion Diamond Corp.	8,787	92,884
Dorel Industries Inc. Class B	3,476	88,338
Dream Unlimited Corp. Class Ab	12,599	70,971
Dundee Corp. Class Ab	10,690	61,443
Eldorado Gold Corp.	68,897	240,654
Element Financial Corp.[b]	25,720	332,423
Empire Co. Ltd. Class A	15,234	318,920
Enbridge Inc.	77,478	3,309,700
Enbridge Inc.ome Fund Holdings Inc.	6,693	164,415
Encana Corp.	87,016	661,757
EnerCare Inc.	16,976	198,130
Enerflex Ltd.	9,801	94,538
Enerplus Corp.	36,544	172,336
Ensign Energy Services Inc.	14,640	91,979
Extendicare Inc.	18,936	124,325
Fairfax Financial Holdings Ltd.	1,981	974,973
Finning International Inc.	17,729	283,209
First Capital Realty Inc.	3,683	54,526
First Majestic Silver Corp.[a,b]	24,976	82,467
FirstService Corp.	5,076	178,466
Fortis Inc./Canada	25,277	731,253
Fortuna Silver Mines Inc.[a,b]	34,066	88,787
Franco-Nevada Corp.	15,201	770,536
Freehold Royalties Ltd.	16,035	124,397
Genworth MI Canada Inc.[a]	5,833	144,136
George Weston Ltd.	4,293	361,329
Gibson Energy Inc.	15,984	212,941
Gildan Activewear Inc.	21,872	628,401
Goldcorp Inc.	76,100	973,098
Great-West Lifeco Inc.	25,991	688,537

80

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

H&R REIT	8,453	$135,548
Home Capital Group Inc.[a]	7,315	178,074
HudBay Minerals Inc.	28,441	147,601
Hudson’s Bay Co.	8,473	147,202
Husky Energy Inc.	31,239	421,900
IAMGOLD Corp.[a,b]	53,566	96,622
IGM Financial Inc.	8,785	253,810
Imperial Oil Ltd.	26,588	884,201
Industrial Alliance Insurance & Financial Services Inc.	9,232	302,712
Innergex Renewable Energy Inc.	16,686	134,932
Intact Financial Corp.	12,603	899,602
Inter Pipeline Ltd.	30,710	575,072
Interfor Corp.[b]	10,342	98,175
Intertain Group Ltd. (The)[b]	7,350	82,300
Ivanhoe Mines Ltd. Class Ab	97,699	52,271
Jean Coutu Group PJC Inc. (The) Class A	9,776	148,917
Keyera Corp.	16,286	502,266
Killam Properties Inc.	19,696	156,713
Kinross Gold Corp.[b]	113,830	228,817
Labrador Iron Ore Royalty Corp.	12,699	147,630
Lake Shore Gold Corp.[b]	84,429	74,856
Laurentian Bank of Canada	2,590	104,859
Linamar Corp.	4,663	270,831
Loblaw Companies Ltd.	20,119	1,059,502
Lucara Diamond Corp.	51,494	64,941
Lundin Mining Corp.[b]	63,262	213,234
MacDonald Dettwiler & Associates Ltd.	3,961	235,962
Magna International Inc. Class A	37,530	1,978,117
Mainstreet Equity Corp.[a,b]	6,469	160,742
Major Drilling Group International Inc.	30,922	98,083
Manitoba Telecom Services Inc.	4,385	96,290
Manulife Financial Corp.	176,066	2,917,500
Maple Leaf Foods Inc.	10,396	165,195
Martinrea International Inc.	9,772	82,831
Medical Facilities Corp.	11,084	142,918
Methanex Corp.	8,967	357,556
Metro Inc.	23,912	683,357
Morguard REIT	5,683	62,766
Morneau Shepell Inc.	12,142	143,568
Mullen Group Ltd.	10,029	133,837
National Bank of Canada	28,746	951,572
Nevsun Resources Ltd.	17,019	50,861
Newalta Corp.	9,050	51,602
Norbord Inc.	5,405	102,081
North West Co. Inc. (The)	8,576	190,090
Northern Property REIT	8,219	116,153
Northland Power Inc.	13,137	169,691
NOVAGOLD Resources Inc.[a,b]	33,074	119,318
NuVista Energy Ltd.[b]	33,445	118,100
OceanaGold Corp.	62,585	119,588
Onex Corp.	8,457	512,455
Open Text Corp.	11,567	535,847
Osisko Gold Royalties Ltd.	8,394	87,125
Pacific Exploration and Production Corp.[a]	28,294	55,146
Painted Pony Petroleum Ltd.[b]	17,564	59,873
Pan American Silver Corp.	20,675	156,759
Parex Resources Inc.[b]	18,584	139,485
Parkland Fuel Corp.	9,347	162,529
Pason Systems Inc.	8,179	120,277
Pembina Pipeline Corp.	30,810	774,047
Penn West Petroleum Ltd.	109,390	127,086
Peyto Exploration & Development Corp.	13,958	288,047
Poseidon Concepts Corp.[b]	293	1

Security	Shares	Value

Potash Corp. of Saskatchewan Inc.	74,658	$1,511,021
Power Corp. of Canada	32,643	733,273
Power Financial Corp.	21,438	530,072
PrairieSky Royalty Ltd.	13,787	271,135
Precision Drilling Corp.	29,577	117,553
Premier Gold Mines Ltd.[b]	41,093	75,380
Pretium Resources Inc.[a,b]	16,090	96,293
Primero Mining Corp.[b]	31,313	72,039
Progressive Waste Solutions Ltd.	11,205	269,259
ProMetic Life Sciences Inc.[b]	73,141	119,633
Quebecor Inc. Class B	8,713	205,047
Raging River Exploration Inc.[b]	20,458	129,783
Redknee Solutions Inc.[b]	17,084	47,269
Reitmans Canada Ltd. Class A	14,413	53,539
Restaurant Brands International Inc.	18,429	739,216
RioCan REIT	10,931	213,047
Ritchie Bros Auctioneers Inc.	10,455	271,214
Rogers Communications Inc. Class B	31,069	1,235,541
RONA Inc.	15,395	160,616
Royal Bank of Canada	133,794	7,646,102
Russel Metals Inc.	11,561	180,261
Saputo Inc.	22,942	546,743
Secure Energy Services Inc.	20,301	134,838
SEMAFO Inc.[b]	37,916	86,071
Shaw Communications Inc. Class B	33,879	703,034
ShawCor Ltd.	6,379	135,298
Sherritt International Corp.	89,084	55,833
Sierra Wireless Inc.[a,b]	4,397	109,593
Silver Standard Resources Inc.[b]	15,882	109,372
Silver Wheaton Corp.	37,400	507,966
Smart REIT	5,173	122,806
SNC-Lavalin Group Inc.	13,988	448,074
Stantec Inc.	8,544	214,326
Sun Life Financial Inc.	55,479	1,870,007
Suncor Energy Inc.	131,511	3,911,104
Superior Plus Corp.	15,221	124,248
Surge Energy Inc.	57,195	128,523
Tahoe Resources Inc.	18,505	154,450
TELUS Corp.	6,490	216,474
Thomson Reuters Corp.	31,810	1,305,125
TMX Group Ltd.	3,921	138,247
TORC Oil & Gas Ltd.	27,128	137,470
Torex Gold Resources Inc.[b]	104,804	99,329
Toromont Industries Ltd.	8,723	226,884
Toronto-Dominion Bank (The)	167,788	6,884,136
Total Energy Services Inc.	9,699	108,751
Tourmaline Oil Corp.[a,b]	16,996	353,469
TransAlta Corp.	31,426	146,519
TransCanada Corp.	63,064	2,120,851
Transcontinental Inc. Class A	12,067	185,845
TransForce Inc.	9,109	178,093
TransGlobe Energy Corp.	29,993	81,610
Turquoise Hill Resources Ltd.[b]	89,799	242,969
Valeant Pharmaceuticals International Inc.[b]	29,887	2,787,793
Valener Inc.	16,052	206,485
Veresen Inc.	28,292	246,083
Vermilion Energy Inc.	11,031	387,921
Wajax Corp.	8,280	151,823
West Fraser Timber Co. Ltd.	6,648	235,107
Westshore Terminals Investment Corp.	7,890	131,525
Whitecap Resources Inc.	27,342	242,627
Wi-LAN Inc.	54,211	100,686
WSP Global Inc.	7,441	258,887

		113,553,633

81

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

CHILE — 0.25%
AES Gener SA	206,740	$99,496
Aguas Andinas SA Series A	236,971	124,743
Banco de Chile	2,288,903	242,449
Banco de Credito e Inversiones	3,384	138,127
Banco Santander Chile	7,067,976	335,866
Cencosud SA	116,746	256,567
Cia. Cervecerias Unidas SA	15,602	187,337
Colbun SA	888,361	235,863
CorpBanca SA	12,182,363	111,054
E.CL SA	76,877	111,198
Empresa Nacional de Electricidad SA/Chile	329,455	413,147
Empresa Nacional de Telecomunicaciones SA	9,989	92,494
Empresas CMPC SA	112,272	277,399
Empresas COPEC SA	43,566	408,535
Enersis SA	2,011,998	531,281
Inversiones Aguas Metropolitanas SA	58,000	82,654
LATAM Airlines Group SAb	30,200	161,457
Parque Arauco SA	64,722	108,249
SACI Falabella	57,293	384,513
SONDA SA	55,426	89,155
Vina Concha y Toro SA	57,039	97,116

		4,488,700
CHINA — 4.84%
AAC Technologies Holdings Inc.	69,500	443,001
Agile Property Holdings Ltd.[a]	220,250	120,212
Agricultural Bank of China Ltd. Class H	2,135,000	876,027
Air China Ltd. Class H	214,000	206,818
Ajisen (China) Holdings Ltd.	203,000	97,439
Alibaba Health Information Technology Ltd.[b]	268,000	214,397
Alibaba Pictures Group Ltd.[a,b]	1,040,000	279,119
Aluminum Corp. of China Ltd. Class Ha,b	454,000	147,036
Anhui Conch Cement Co. Ltd. Class H	118,000	361,608
Anta Sports Products Ltd.	101,000	283,448
Anxin-China Holdings Ltd.[b]	1,004,000	36,778
AVIC International Holding HK Ltd.[a,b]	540,000	64,799
AviChina Industry & Technology Co. Ltd. Class H	247,000	202,378
Bank of China Ltd. Class H	7,322,000	3,467,277
Bank of Communications Co. Ltd. Class H	816,000	604,359
BBMG Corp. Class H	158,500	111,869
Beijing Capital International Airport Co. Ltd. Class H	156,000	167,673
Beijing Enterprises Holdings Ltd.	49,500	313,922
Beijing Enterprises Water Group Ltd.	466,000	372,194
Belle International Holdings Ltd.	450,000	437,801
Biostime International Holdings Ltd.	29,000	64,660
Bosideng International Holdings Ltd.	800,000	77,418
Brilliance China Automotive Holdings Ltd.	294,000	408,939
Byd Co. Ltd. Class Hb	63,000	393,440
BYD Electronic International Co. Ltd.[b]	142,500	93,589
CGN Power Co. Ltd. Class Hc	874,000	363,128
China Agri-Industries Holdings Ltd.[b]	320,100	118,126
China BlueChemical Ltd. Class H	322,000	96,391
China Cinda Asset Management Co. Ltd. Class H	876,000	342,483
China CITIC Bank Corp. Ltd. Class Hb	762,000	494,556
China Coal Energy Co. Ltd. Class Ha	262,000	112,574
China Communications Construction Co. Ltd. Class H	416,000	575,415
China Communications Services Corp. Ltd. Class H	312,000	125,604

Security	Shares	Value

China Conch Venture Holdings Ltd.	136,500	$311,744
China Construction Bank Corp. Class H	7,661,000	5,565,274
China COSCO Holdings Co. Ltd. Class Ha,b	291,000	185,487
China Everbright Bank Co. Ltd. Class H	361,000	177,470
China Everbright International Ltd.	253,000	409,365
China Everbright Ltd.	112,000	265,039
China Galaxy Securities Co. Ltd. Class H	370,000	322,731
China Gas Holdings Ltd.	184,000	293,447
China High Speed Transmission Equipment Group Co. Ltd.[b]	150,000	135,095
China Huarong Energy Co. Ltd.[a,b]	1,034,500	42,714
China Huishan Dairy Holdings Co. Ltd.[a]	836,000	318,215
China Innovationpay Group Ltd.[a,b]	832,000	54,750
China International Marine Containers Group Co. Ltd. Class H	64,500	115,017
China Jinmao Holdings Group Ltd.	466,000	128,674
China Life Insurance Co. Ltd. Class H	689,000	2,493,703
China Longyuan Power Group Corp. Ltd.	351,000	322,463
China Lumena New Materials Corp.[a,b]	152,000	2,452
China Medical System Holdings Ltd.	132,000	182,243
China Mengniu Dairy Co. Ltd.	264,000	513,005
China Merchants Bank Co. Ltd. Class H	430,677	1,130,860
China Merchants Holdings International Co. Ltd.	112,000	373,569
China Metal Recycling Holdings Ltd.[b]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	591,000	595,568
China Mobile Ltd.	559,000	6,693,488
China Modern Dairy Holdings Ltd.[a]	294,000	88,768
China National Building Material Co. Ltd. Class H	322,000	201,507
China Oil and Gas Group Ltd.[a,b]	1,832,000	127,647
China Oilfield Services Ltd. Class H	162,000	181,020
China Overseas Land & Investment Ltd.	372,000	1,209,584
China Pacific Insurance Group Co. Ltd. Class H	249,800	999,187
China Petroleum & Chemical Corp. Class H	2,312,200	1,655,812
China Power International Development Ltd.	386,000	244,048
China Precious Metal Resources Holdings Co. Ltd.[a,b]	1,262,000	56,993
China Railway Construction Corp. Ltd. Class H	200,500	301,652
China Railway Group Ltd. Class H	398,000	378,994
China Resources Beer Holdings Co. Ltd.	114,000	215,935
China Resources Cement Holdings Ltd.	250,000	100,966
China Resources Gas Group Ltd.	92,000	253,442
China Resources Land Ltd.	270,666	707,215
China Resources Power Holdings Co. Ltd.	188,000	427,422
China Shanshui Cement Group Ltd.[a,b]	163,000	100,475
China Shenhua Energy Co. Ltd. Class H	314,000	531,565
China Shineway Pharmaceutical Group Ltd.	99,000	128,762
China Shipping Container Lines Co. Ltd. Class Hb	383,000	153,692
China Southern Airlines Co. Ltd. Class H	210,000	178,565
China State Construction International Holdings Ltd.	186,000	283,196
China Taiping Insurance Holdings Co. Ltd.[b]	163,168	515,815
China Telecom Corp. Ltd. Class H	1,268,000	665,896
China Travel International Investment Hong Kong Ltd.	316,000	143,523
China Unicom Hong Kong Ltd.	556,000	686,561
China Vanke Co. Ltd. Class H	130,700	306,593
China Yurun Food Group Ltd.[a,b]	421,000	90,718
China ZhengTong Auto Services Holdings Ltd.	189,000	84,622
Chongqing Changan Automobile Co. Ltd. Class B	86,898	160,899
Chongqing Rural Commercial Bank Co. Ltd. Class H	301,000	189,919
CITIC Ltd.	390,000	729,668
CITIC Resources Holdings Ltd.[a,b]	422,000	63,708
CITIC Securities Co. Ltd. Class H	212,500	461,188
CNOOC Ltd.	1,610,000	1,805,254
Coolpad Group Ltd.[b]	388,000	68,087
COSCO Pacific Ltd.	178,000	230,295
Country Garden Holdings Co. Ltd.	570,866	218,031
CRRC Corp. Ltd. Class Hb	409,000	524,041

82

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

CSPC Pharmaceutical Group Ltd.	402,000	$375,541
Dah Chong Hong Holdings Ltd.	229,000	104,304
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	57,200	383,051
Daphne International Holdings Ltd.[a,b]	298,000	53,832
Datang International Power Generation Co. Ltd. Class H	324,000	119,983
Digital China Holdings Ltd.	119,000	121,916
Dongfeng Motor Group Co. Ltd. Class H	258,000	374,178
Dongyue Group Ltd.	396,000	108,835
ENN Energy Holdings Ltd.	74,000	426,330
Evergrande Real Estate Group Ltd.[a]	562,000	432,191
Far East Horizon Ltd.	186,000	155,278
FDG Electric Vehicles Ltd.[a,b]	1,295,000	90,231
Fosun International Ltd.	203,500	372,335
GCL-Poly Energy Holdings Ltd.[a,b]	1,276,000	265,075
Geely Automobile Holdings Ltd.	560,000	301,312
GF Securities Co. Ltd.[a,b]	111,600	221,757
Glorious Property Holdings Ltd.[b]	407,000	52,515
Golden Eagle Retail Group Ltd.[a]	72,000	92,623
Goldin Properties Holdings Ltd.[a,b]	82,434	71,052
GOME Electrical Appliances Holding Ltd.	1,281,000	236,362
Great Wall Motor Co. Ltd. Class H	303,000	370,633
Guangdong Investment Ltd.	278,000	392,423
Guangzhou Automobile Group Co. Ltd. Class H	230,000	202,397
Guangzhou R&F Properties Co. Ltd. Class H	119,600	119,135
Haier Electronics Group Co. Ltd.	134,000	260,043
Haitian International Holdings Ltd.	76,000	133,562
Haitong Securities Co. Ltd. Class H	292,400	512,354
Hanergy Thin Film Power Group Ltd.[a,b]	720,000	1
Harbin Electric Co. Ltd. Class H	158,000	94,595
Hengan International Group Co. Ltd.	66,000	714,920
Hengdeli Holdings Ltd.	597,200	90,157
Hopewell Highway Infrastructure Ltd.	294,275	135,555
Hopson Development Holdings Ltd.[b]	102,000	86,600
Huabao International Holdings Ltd.[a]	259,000	108,611
Huadian Power International Corp. Ltd. Class H	184,000	135,327
Huaneng Power International Inc. Class H	338,000	367,652
Huaneng Renewables Corp. Ltd. Class H	470,000	146,759
Industrial & Commercial Bank of China Ltd. Class H	6,754,000	4,313,789
Inner Mongolia Yitai Coal Co. Ltd. Class B	128,100	107,604
Intime Retail Group Co. Ltd.	177,000	195,954
Jiangsu Expressway Co. Ltd. Class H	134,000	181,892
Jiangxi Copper Co. Ltd. Class H	136,000	180,044
Ju Teng International Holdings Ltd.	204,000	111,870
Kingboard Chemical Holdings Ltd.	91,500	129,633
Kingboard Laminates Holdings Ltd.	298,500	124,791
Kingdee International Software Group Co. Ltd.[a]	320,000	132,540
Kingsoft Corp. Ltd.	94,000	214,196
Kunlun Energy Co. Ltd.	298,000	243,780
KWG Property Holding Ltd.	171,500	124,364
Lee & Man Paper Manufacturing Ltd.	176,000	109,913
Lenovo Group Ltd.	650,000	607,218
Li Ning Co. Ltd.[a,b]	204,000	106,605
Longfor Properties Co. Ltd.	154,000	207,053
Lonking Holdings Ltd.	904,000	145,805
Luye Pharma Group Ltd.[b]	167,500	165,337
Minth Group Ltd.	80,000	166,191
MMG Ltd.[a,b]	404,000	89,139
New China Life Insurance Co. Ltd. Class H	79,000	348,615
New World China Land Ltd.	274,000	182,075
Nine Dragons Paper (Holdings) Ltd.	205,000	136,224
Parkson Retail Group Ltd.	804,500	119,376
PAX Global Technology Ltd.[a]	99,000	130,040
People’s Insurance Co. Group of China Ltd. (The) Class H	717,000	384,862

Security	Shares	Value

PetroChina Co. Ltd. Class H	1,932,000	$1,510,680
Phoenix Satellite Television Holdings Ltd.	396,000	95,039
PICC Property & Casualty Co. Ltd. Class H	331,680	757,505
Ping An Insurance Group Co. of China Ltd. Class H	483,000	2,720,346
Poly Property Group Co. Ltd.	572,000	185,990
Renhe Commercial Holdings Co. Ltd.[a,b]	2,070,000	108,173
REXLot Holdings Ltd.[a]	1,525,000	19,677
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	362,000	88,280
Semiconductor Manufacturing International Corp.[b]	3,002,000	278,892
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	196,000	136,060
Shanghai Electric Group Co. Ltd. Class Ha	296,000	183,709
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	46,000	149,869
Shanghai Industrial Holdings Ltd.	73,000	193,094
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	79,400	184,001
Shenzhen International Holdings Ltd.	143,500	218,858
Shenzhen Investment Ltd.	404,000	164,204
Shenzhou International Group Holdings Ltd.	57,000	281,319
Shimao Property Holdings Ltd.	150,000	264,771
Shougang Fushan Resources Group Ltd.	596,000	80,747
Shui On Land Ltd.	709,000	195,773
Sihuan Pharmaceutical Holdings Group Ltd.	359,000	46,322
Sino Biopharmaceutical Ltd.	296,000	370,091
Sino-Ocean Land Holdings Ltd.	386,000	225,620
Sinofert Holdings Ltd.	464,000	82,022
Sinopec Engineering Group Co. Ltd. Class H	143,000	123,624
Sinopec Kantons Holdings Ltd.	176,000	100,603
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	407,000	170,150
Sinopharm Group Co. Ltd. Class H	115,200	477,145
Sinotrans Ltd. Class H	236,000	129,113
Skyworth Digital Holdings Ltd.	262,000	194,723
SOHO China Ltd.	311,000	160,514
Sun Art Retail Group Ltd.[a]	269,000	220,751
Sunac China Holdings Ltd.	230,000	141,856
Sunny Optical Technology Group Co. Ltd.	77,000	180,426
Tech Pro Technology Development Ltd.[a,b]	624,000	148,148
Tencent Holdings Ltd.	472,800	8,943,430
Tianneng Power International Ltd.[b]	340,000	247,429
Tingyi Cayman Islands Holding Corp.	200,000	343,737
Tong Ren Tang Technologies Co. Ltd. Class H	93,000	145,678
Towngas China Co. Ltd.	172,000	117,624
Tsingtao Brewery Co. Ltd. Class H	38,000	182,152
Want Want China Holdings Ltd.	552,000	460,113
Weichai Power Co. Ltd. Class H	105,000	112,179
West China Cement Ltd.[b]	932,000	161,144
Xinyi Solar Holdings Ltd.	326,000	130,398
Yanzhou Coal Mining Co. Ltd. Class Ha	220,000	106,166
Yingde Gases Group Co. Ltd.	252,000	112,830
Yuexiu Property Co. Ltd.	1,098,080	189,859
Yuexiu REIT	365,000	193,094
Zhejiang Expressway Co. Ltd. Class H	158,000	195,306
Zhongsheng Group Holdings Ltd.	176,500	73,332
Zhuzhou CSR Times Electric Co. Ltd. Class H	51,000	332,647
Zijin Mining Group Co. Ltd. Class H	590,000	159,108
ZTE Corp. Class H	97,240	235,130

		88,395,902
COLOMBIA — 0.07%
Almacenes Exito SA	27,292	123,270
Cementos Argos SA	42,869	142,328
Corp. Financiera Colombiana SA	17,259	225,862
Corp. Financiera Colombiana SA New	160	2,094
Grupo Argos SA/Colombia	28,184	173,500

83

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Grupo de Inversiones Suramericana SA	26,958	$342,907
Interconexion Electrica SA ESP	66,567	159,770
Isagen SA ESP	113,861	120,890

		1,290,621

CZECH REPUBLIC — 0.03%
CEZ AS	15,932	320,229
Komercni Banka AS	1,473	306,279

		626,508
DENMARK — 1.28%
ALK-Abello A/S	1,385	151,400
AP Moeller — Maersk A/S Class A	415	597,186
AP Moeller — Maersk A/S Class B	562	832,445
Bang & Olufsen A/Sa,b	16,305	107,715
Bavarian Nordic A/Sb	3,226	129,973
Carlsberg A/S Class B	9,002	741,366
Chr Hansen Holding A/S	9,371	565,769
Coloplast A/S Class B	9,555	688,687
D/S Norden A/Sa,b	4,642	92,961
Danske Bank A/S	61,041	1,686,240
DSV A/S	16,684	679,598
FLSmidth & Co. A/Sa	5,302	201,676
Genmab A/Sb	5,192	514,493
GN Store Nord A/S	16,040	293,896
ISS A/S	12,497	441,852
Jyske Bank A/S Registered[b]	5,738	281,409
NKT Holding A/S	3,895	213,004
Novo Nordisk A/S Class B	178,071	9,503,345
Novozymes A/S Class B	21,108	983,302
Pandora A/S	10,808	1,252,705
Rockwool International A/S Class B	839	131,979
Royal Unibrew A/S	5,002	198,785
SimCorp A/S	6,080	299,443
Solar A/S Class B	2,295	140,225
Sydbank A/S	8,281	273,654
TDC A/S	70,364	370,518
Topdanmark A/Sa,b	10,058	269,059
Tryg A/S	12,039	217,555
Vestas Wind Systems A/S	20,588	1,205,480
William Demant Holding A/Sb	2,325	202,842

		23,268,562
EGYPT — 0.05%
Arabian Cement Co.	24,212	39,107
Commercial International Bank Egypt SAE	75,179	494,325
Egypt Kuwait Holding Co. SAE	87,042	50,484
Egyptian Financial Group-Hermes Holding Co.[b]	107,874	120,904
Global Telecom Holding SAE[b]	203,713	47,440
Talaat Moustafa Group	254,387	215,103

		967,363
FINLAND — 0.68%
Amer Sports OYJ	11,463	323,150
Cargotec OYJ Class B	3,538	126,705
Caverion Corp.	14,708	128,678
Elisa OYJ	12,823	485,574
Fortum OYJ	39,723	598,962
Huhtamaki OYJ	8,544	302,964

Security	Shares	Value

Kemira OYJ	8,532	$101,600
Kesko OYJ Class B	5,500	176,435
Kone OYJ Class Ba	30,396	1,304,800
Konecranes OYJ[a]	4,873	131,290
Metsa Board OYJ	24,100	154,142
Metso OYJ	10,347	254,542
Neste OYJ	11,455	280,787
Nokia OYJ	338,144	2,528,804
Nokian Renkaat OYJ	10,752	407,744
Orion OYJ Class B	9,349	335,846
Outokumpu OYJ[a,b]	33,171	113,445
Outotec OYJ[a]	19,754	68,301
Ramirent OYJ	12,307	96,252
Sampo OYJ Class A	38,744	1,903,680
Sponda OYJ	22,059	94,156
Stora Enso OYJ Class R	51,678	482,092
Tieto OYJ	6,543	168,623
UPM-Kymmene OYJ	48,488	913,237
Uponor OYJ	6,642	88,999
Valmet OYJ	14,352	152,039
Wartsila OYJ Abp	13,166	565,173
YIT OYJ[a]	15,936	84,322

		12,372,342
FRANCE — 6.76%
ABC Arbitrage	41,004	229,646
Accor SA	18,867	942,867
Aeroports de Paris	2,435	307,581
Air France-KLM[a,b]	16,440	121,148
Air Liquide SA	30,306	3,947,000
Airbus Group SE	53,982	3,778,234
Alcatel-Lucent[b]	231,114	944,355
Alstom SAb	19,059	624,448
Alten SA	3,538	184,470
Altran Technologies SA	21,762	272,847
ANF Immobilier	4,359	102,322
APERAM SAb	4,880	151,452
ArcelorMittal	95,729	536,455
Arkema SA	5,864	431,478
Assystem	5,836	122,488
Atos SE	7,322	586,802
AXA SA	175,514	4,716,169
BNP Paribas SA	95,652	5,838,882
Bollore SA	78,018	387,994
Bonduelle SCA	4,454	111,490
BOURBON SAa	3,283	48,632
Bouygues SA	17,496	666,104
Bureau Veritas SA	23,096	524,802
Cap Gemini SA	13,947	1,248,393
Carrefour SA	50,636	1,659,593
Casino Guichard Perrachon SA	4,640	268,273
Cegid Group SA	4,966	234,788
CGG SAa,b	18,694	75,560
Christian Dior SE	4,955	980,311
Cie. de Saint-Gobain	41,919	1,767,957
Cie. Generale des Etablissements Michelin Class B	16,385	1,639,832
CNP Assurances	12,925	185,466
Coface SAb	9,970	81,091
Credit Agricole SA	91,896	1,169,429
Danone SA	51,114	3,580,324
Dassault Systemes	11,906	944,837
Edenred	18,372	339,428

84

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Eiffage SA	3,911	$245,176
Electricite de France SA	20,423	382,058
Elior[c]	6,681	127,456
Engie SA	128,753	2,269,232
Essilor International SA	18,346	2,423,803
Etablissements Maurel et Prom[b]	24,090	87,258
Euler Hermes Group	1,586	149,356
Eurazeo SA	3,687	260,988
Eurofins Scientific SE	997	362,615
Eutelsat Communications SA	13,615	451,345
Faiveley Transport SA	1,370	145,284
Faurecia	6,507	258,982
Fonciere des Regions	2,493	236,146
GameLoft SEb	22,881	131,433
Gaztransport Et Technigaz SA	2,557	128,519
Gecina SA	2,638	339,197
Genfit[a,b]	2,117	95,600
Groupe Eurotunnel SE Registered	42,488	598,179
Groupe Fnac SAb	2,594	169,034
Guerbet	2,107	143,607
Hermes International	2,457	950,894
ICADE	2,954	219,805
Iliad SA	2,316	489,544
Imerys SA	2,629	180,898
Ingenico Group SA	5,212	618,349
Ipsen SA	3,884	246,358
IPSOS	4,585	93,573
Jacquet Metal Service	6,051	88,733
JCDecaux SA	6,890	281,989
Kering	6,791	1,264,408
Klepierre	16,804	801,438
Korian SA	4,172	158,559
L’Oreal SA	22,391	4,107,117
Lagardere SCA	10,383	304,059
Legrand SA	23,171	1,278,257
LVMH Moet Hennessy Louis Vuitton SE	25,404	4,759,405
Marie Brizard Wine & Spirits SAb	5,229	112,983
Mercialys SA	6,088	140,588
Mersen	4,819	90,922
Metropole Television SA	6,105	118,052
Montupet	1,386	109,393
MPI	36,795	93,078
Natixis SA	84,926	523,479
Naturex[a,b]	1,932	136,588
Neopost SA	3,976	99,393
Nexans SAb	4,598	183,892
Nexity SA	3,139	139,705
Numericable-SFR SAS[b]	9,897	450,428
Orange SA	178,898	3,168,832
Orpea	3,184	256,756
Pernod Ricard SA	18,867	2,234,202
Peugeot SAb	39,993	707,957
Plastic Omnium SA	6,136	178,333
Publicis Groupe SA	16,512	1,077,253
Rallye SA	4,241	78,916
Remy Cointreau SA	2,258	158,114
Renault SA	17,425	1,650,176
Rexel SA	23,793	326,697
Rubis SCA	3,718	299,776
Safran SA	26,529	2,025,287
Saft Groupe SA	4,284	111,210
Sanofi	106,939	10,850,257
Sartorius Stedim Biotech	471	167,195

Security	Shares	Value

Schneider Electric SE	49,032	$2,983,309
SCOR SE	12,925	483,582
SEB SA	1,888	192,874
Seche Environnement SA	2,569	89,108
SES SA	29,168	866,246
Societe BIC SA	2,650	424,608
Societe Generale SA	65,240	3,049,171
Societe Television Francaise 1	12,707	164,441
Sodexo SA	7,455	666,801
Solocal Group[a]	8,652	70,830
Sopra Steria Group	1,619	185,102
STMicroelectronics NV	64,271	447,068
Suez Environnement Co.	28,604	546,951
Technicolor SA Registered	44,468	302,982
Technip SA	8,816	462,632
Teleperformance	5,593	441,626
Thales SA	9,358	681,539
Total SA	195,601	9,538,440
UBISOFT Entertainment[b]	11,006	331,603
Unibail-Rodamco SE	8,680	2,436,403
Valeo SA	7,464	1,160,087
Veolia Environnement SA	40,751	953,205
Vicat	1,422	91,578
Vilmorin & Cie SA	1,082	76,614
Vinci SA	47,271	3,205,136
Virbac SA	544	108,979
Vivendi SA	103,047	2,494,604
Wendel SA	2,632	317,347
Zodiac Aerospace	18,034	458,189

		123,322,119
GERMANY — 6.00%
Aareal Bank AG	5,829	223,112
adidas AG	18,738	1,687,998
Allianz SE Registered	40,885	7,196,823
Alstria office REIT-AGa	18,443	258,636
Aurubis AG	3,878	260,457
Axel Springer SE	4,206	237,605
BASF SE	82,806	6,817,383
Bayer AG Registered	75,311	10,095,386
Bayerische Motoren Werke AG	30,261	3,120,821
BayWa AGa	3,699	125,831
Bechtle AG	2,608	241,998
Beiersdorf AG	8,598	820,893
Bertrandt AG	949	111,855
Brenntag AG	14,147	858,730
Carl Zeiss Meditec AG Bearer	5,176	152,376
comdirect bank AG	11,524	140,157
Commerzbank AGb	94,204	1,041,665
Continental AG	10,103	2,440,753
CTS Eventim AG & Co. KGaA	5,589	219,821
Daimler AG Registered	87,361	7,620,869
Deutsche Bank AG Registered	124,684	3,508,039
Deutsche Boerse AG	17,848	1,651,198
Deutsche Euroshop AG	5,223	253,112
Deutsche Post AG Registered	87,240	2,608,727
Deutsche Telekom AG Registered	289,339	5,435,110
Deutsche Wohnen AG Bearer	31,348	888,396
DEUTZ AG	21,317	80,369
Dialog Semiconductor PLC[b]	7,623	283,358
DMG Mori AG	6,523	260,159
Drillisch AGa	6,151	318,740

85

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Duerr AG	3,280	$274,534
E.ON SE	183,104	1,941,145
ElringKlinger AG	5,070	114,056
Evonik Industries AG	12,048	439,857
Fraport AG Frankfurt Airport Services Worldwide	3,207	204,409
Freenet AG	13,319	451,390
Fresenius Medical Care AG & Co. KGaA	19,625	1,775,274
Fresenius SE & Co. KGaA	35,370	2,608,021
GEA Group AG	16,462	663,107
Gerresheimer AG	3,310	259,494
Gerry Weber International AGa	4,413	72,196
Grand City Properties SA	9,689	194,366
Hamborner REIT AGa	30,854	329,513
Hamburger Hafen und Logistik AG	5,092	73,995
Hannover Rueck SE	5,588	649,377
HeidelbergCement AG	12,321	922,513
Heidelberger Druckmaschinen AGa,b	51,468	148,674
Henkel AG & Co. KGaA	9,019	836,978
HUGO BOSS AG	6,444	666,208
Indus Holding AG	4,252	198,987
Infineon Technologies AG	108,062	1,336,355
K+S AG Registered	17,331	439,466
Kabel Deutschland Holding AG	2,036	260,330
KION Group AG	6,229	282,184
Kloeckner & Co. SEa	18,232	163,355
Krones AG	1,875	226,591
KUKA AGa	3,301	280,376
KWS Saat SE	373	121,221
Lanxess AG	8,465	456,790
LEG Immobilien AG	5,364	429,884
LEONI AG	3,651	149,748
Linde AG	16,475	2,870,910
MAN SE	2,562	268,408
Merck KGaA	11,602	1,138,459
METRO AG	15,375	476,061
MorphoSys AGb	2,439	151,605
MTU Aero Engines AG	5,184	482,000
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	15,241	3,055,729
Nordex SEb	7,670	251,977
NORMA Group SE	4,541	234,082
Osram Licht AG	8,362	494,276
Pfeiffer Vacuum Technology AG	1,592	199,426
ProSiebenSat.1 Media SE Registered	20,647	1,121,911
QIAGEN NVb	20,869	508,548
Rational AG	413	164,718
Rheinmetall AG	4,249	268,759
RHOEN-KLINIKUM AG	8,660	259,629
RTL Group SAb	3,485	302,972
RWE AG	46,999	657,015
Salzgitter AG	4,256	123,435
SAP SE	88,523	7,028,926
SGL Carbon SEa,b	7,113	131,375
Siemens AG Registered	71,065	7,182,929
Software AG	7,082	206,804
STADA Arzneimittel AG	5,921	226,437
Suedzucker AG	8,897	166,979
Symrise AG	11,555	764,578
TAG Immobilien AG	18,014	234,313
Telefonica Deutschland Holding AG	58,119	375,962
ThyssenKrupp AG	35,196	713,240
United Internet AG Registered[d]	12,268	640,393
Volkswagen AGa	3,259	453,967
Vonovia SE	42,452	1,422,782

Security	Shares	Value

Vossloh AGb	1,759	$130,089
Wacker Chemie AG	1,529	134,884
Wirecard AGa	11,602	602,423

		109,376,772
GREECE — 0.06%
FF Group	5,269	106,571
Hellenic Telecommunications Organization SA	28,032	262,278
JUMBO SA	14,775	143,627
Motor Oil Hellas Corinth Refineries SAb	8,949	110,619
Mytilineos Holdings SA	12,706	68,073
OPAP SA	25,871	230,056
Public Power Corp. SA	19,600	113,452
Titan Cement Co. SA	6,054	133,417

		1,168,093
HONG KONG — 2.17%
AIA Group Ltd.	1,104,600	6,499,240
ASM Pacific Technology Ltd.[a]	26,500	189,088
Bank of East Asia Ltd. (The)[a]	110,800	415,316
BOC Hong Kong Holdings Ltd.	357,000	1,146,992
Brightoil Petroleum Holdings Ltd.[a,b]	330,000	117,947
Cafe de Coral Holdings Ltd.	32,000	108,386
Cathay Pacific Airways Ltd.	125,000	249,029
Champion REIT[a]	270,000	141,443
Cheung Kong Infrastructure Holdings Ltd.	59,000	549,264
Cheung Kong Property Holdings Ltd.	250,888	1,764,286
China LNG Group Ltd.[a,b]	1,965,000	82,402
Chow Sang Sang Holdings International Ltd.[a]	44,000	85,841
CK Hutchison Holdings Ltd.	244,388	3,358,321
CLP Holdings Ltd.	165,500	1,441,433
Dah Sing Banking Group Ltd.	74,000	140,741
Dah Sing Financial Holdings Ltd.	22,400	125,872
Esprit Holdings Ltd.[a]	209,050	235,482
FIH Mobile Ltd.	286,000	136,909
First Pacific Co. Ltd./Hong Kong	237,000	162,381
G-Resources Group Ltd.	3,294,600	73,968
Galaxy Entertainment Group Ltd.[a]	232,000	797,770
Giordano International Ltd.	214,000	115,420
Global Brands Group Holding Ltd.[b]	702,000	145,833
Great Eagle Holdings Ltd.	21,000	69,231
Guotai Junan International Holdings Ltd.[a]	393,000	146,042
Haitong International Securities Group Ltd.[a]	204,000	113,449
Hang Lung Properties Ltd.	215,000	527,645
Hang Seng Bank Ltd.	72,100	1,326,623
Henderson Land Development Co. Ltd.	109,044	698,576
HKT Trust & HKT Ltd.	233,600	280,015
Hong Kong & China Gas Co. Ltd.	621,833	1,262,907
Hong Kong Exchanges and Clearing Ltd.	101,900	2,679,607
Hopewell Holdings Ltd.	45,000	162,869
Hysan Development Co. Ltd.	55,000	244,481
Johnson Electric Holdings Ltd.	36,250	133,071
K Wah International Holdings Ltd.[a]	216,000	93,645
Kerry Logistics Network Ltd.	72,500	108,141
Kerry Properties Ltd.	63,000	186,965
Kowloon Development Co. Ltd.[a]	54,000	61,176
Li & Fung Ltd.[a]	562,000	456,846
Link REIT	209,000	1,252,635
Luk Fook Holdings International Ltd.[a]	39,000	100,895
Macau Legend Development Ltd.[b]	475,000	68,031
Melco International Development Ltd.[a]	94,000	146,274

86

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

MGM China Holdings Ltd.[a]	110,800	$162,409
Midland Holdings Ltd.[a,b]	266,000	115,322
MTR Corp. Ltd.	126,500	574,547
New World Development Co. Ltd.	503,666	540,053
Newocean Energy Holdings Ltd.[a]	138,000	56,624
NWS Holdings Ltd.	146,000	220,410
Orient Overseas International Ltd.	22,000	105,173
Pacific Basin Shipping Ltd.[a]	409,000	121,379
PCCW Ltd.	446,000	241,700
Power Assets Holdings Ltd.	126,500	1,262,535
Sa Sa International Holdings Ltd.[a]	162,000	52,048
Sands China Ltd.	230,000	835,409
Shangri-La Asia Ltd.	114,000	104,732
Shun Tak Holdings Ltd.	192,000	76,799
Sino Land Co. Ltd.[a]	294,000	455,979
SJM Holdings Ltd.[a]	235,000	196,185
SmarTone Telecommunications Holdings Ltd.	45,000	80,128
Sun Hung Kai Properties Ltd.	158,000	2,118,192
Swire Pacific Ltd. Class A	51,000	592,250
Swire Properties Ltd.	111,400	335,633
Techtronic Industries Co. Ltd.	129,000	473,549
Television Broadcasts Ltd.	3,700	13,511
Texwinca Holdings Ltd.	110,000	107,160
Town Health International Medical Group Ltd.[a]	414,000	86,004
Trinity Ltd.[a]	578,000	85,021
Value Partners Group Ltd.[a]	123,000	131,251
VTech Holdings Ltd.[a]	16,600	201,661
WH Group Ltd.[b,c]	574,000	317,733
Wharf Holdings Ltd. (The)	130,000	777,474
Wheelock & Co. Ltd.	83,000	388,221
Wynn Macau Ltd.[a]	166,000	229,613
Xinyi Glass Holdings Ltd.[a]	240,000	124,798
Yue Yuen Industrial Holdings Ltd.	69,000	252,403

		39,638,394
HUNGARY — 0.06%
Magyar Telekom Telecommunications PLC[b]	82,623	115,079
MOL Hungarian Oil & Gas PLC	4,232	192,096
OTP Bank PLC	23,201	451,338
Richter Gedeon Nyrt	15,689	262,894

		1,021,407
INDIA — 1.79%
Adani Enterprises Ltd.	63,279	89,479
Adani Ports & Special Economic Zone Ltd.	85,161	386,088
Adani Power Ltd.[b]	239,558	115,481
Adani Transmissions Ltd.[b]	123,445	68,670
AIA Engineering Ltd.	5,506	80,818
Ambuja Cements Ltd.	75,893	240,356
Apollo Hospitals Enterprise Ltd.	8,940	179,600
Ashok Leyland Ltd.	127,851	183,329
Asian Paints Ltd.	31,065	394,891
Astral Polytechnik Ltd.	12,759	80,914
Aurobindo Pharma Ltd.	28,755	367,859
Bajaj Auto Ltd.	10,039	391,828
Balkrishna Industries Ltd.	6,200	61,934
Bharat Forge Ltd.	12,397	163,033
Bharat Heavy Electricals Ltd.	58,686	178,586
Bharat Petroleum Corp. Ltd.	24,185	322,405
Bharti Airtel Ltd.	110,626	590,925
Bharti Infratel Ltd.	48,944	291,327

Security	Shares	Value

Cipla Ltd.	36,511	$385,783
Coal India Ltd.	69,194	338,743
Container Corp. of India Ltd.	6,570	133,235
Cyient Ltd.	14,988	123,159
Dabur India Ltd.	57,847	238,798
DCB Bank Ltd.[b]	113,869	151,256
Divi’s Laboratories Ltd.	12,402	218,992
DLF Ltd.	57,659	102,797
Dr. Reddy’s Laboratories Ltd.	11,194	733,173
Eicher Motors Ltd.	1,179	320,122
FDC Ltd./India	34,116	125,432
Federal Bank Ltd.	164,360	136,453
Finolex Cables Ltd.	22,202	85,196
GAIL (India) Ltd.	43,264	204,220
Gateway Distriparks Ltd.	25,952	132,590
Gillette India Ltd.	1,583	117,588
Godrej Consumer Products Ltd.	12,001	231,774
Havells India Ltd.	26,986	104,731
HCL Technologies Ltd.	52,550	701,015
Hero Motocorp Ltd.	6,646	262,545
Hindalco Industries Ltd.	139,363	179,256
Hindustan Unilever Ltd.	73,341	898,622
Housing Development Finance Corp. Ltd.	137,945	2,653,243
ICICI Bank Ltd.	109,459	464,001
Idea Cellular Ltd.	108,373	232,186
Indiabulls Housing Finance Ltd.	28,060	309,414
Info Edge India Ltd.	6,520	75,323
Infosys Ltd.	169,069	2,937,782
ITC Ltd.	211,697	1,084,159
Jammu & Kashmir Bank Ltd. (The)	37,958	48,330
JSW Steel Ltd.	12,686	176,734
Jubilant Foodworks Ltd.	3,605	80,800
Karur Vysya Bank Ltd. (The)	21,118	136,235
Larsen & Toubro Ltd.	30,293	654,003
LIC Housing Finance Ltd.	33,848	248,531
Lupin Ltd.	20,922	617,590
Mahindra & Mahindra Financial Services Ltd.	40,139	139,499
Mahindra & Mahindra Ltd.	35,473	642,526
Marico Ltd.	22,627	134,076
MindTree Ltd.	5,738	137,802
Motherson Sumi Systems Ltd.	39,609	149,083
NCC Ltd./India	57,112	70,226
Nestle India Ltd.	2,506	236,771
NTPC Ltd.	158,910	322,951
Oil & Natural Gas Corp. Ltd.	83,710	316,355
Oil India Ltd.	12,718	79,000
Page Industries Ltd.	588	126,643
PC Jeweller Ltd.	16,181	110,527
Piramal Enterprises Ltd.	7,558	108,139
Power Finance Corp. Ltd.	31,079	114,052
Reliance Communications Ltd.[b]	125,660	144,804
Reliance Industries Ltd.	121,200	1,757,766
Reliance Infrastructure Ltd.	23,022	139,675
Risa International Ltd.[b]	11,627	1,340
Rural Electrification Corp. Ltd.	34,705	132,564
Sadbhav Engineering Ltd.	19,484	95,146
Shree Cement Ltd.[b]	881	165,455
Shriram Transport Finance Co. Ltd.	19,558	282,348
Siemens Ltd.	9,064	184,103
SRF Ltd.	4,275	86,508
State Bank of Bikaner & Jaipur	16,765	134,682
State Bank of India	148,911	540,200
Strides Arcolab Ltd.	5,142	101,797

87

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Sun Pharmaceuticals Industries Ltd.	94,702	$1,289,191
Symphony Ltd.	2,273	71,649
Tata Consultancy Services Ltd.	43,291	1,653,068
Tata Global Beverages Ltd.	76,920	157,089
Tata Motors Ltd.[b]	83,480	491,784
Tata Power Co. Ltd.	157,249	165,684
Tata Steel Ltd.	57,249	216,047
Tech Mahindra Ltd.	31,265	257,962
Ultratech Cement Ltd.	5,682	250,958
United Breweries Ltd.	8,499	122,071
United Spirits Ltd.[b]	5,641	271,535
UPL Ltd.	27,324	192,223
Vedanta Ltd.	158,787	242,876
Wipro Ltd.	60,648	531,674
Zee Entertainment Enterprises Ltd.	60,566	378,763

		32,577,946
INDONESIA — 0.48%
Adaro Energy Tbk PT	2,291,800	99,625
Astra Agro Lestari Tbk PT	59,800	86,942
Astra International Tbk PT	1,935,700	834,384
Bank Central Asia Tbk PT	1,196,200	1,127,378
Bank Danamon Indonesia Tbk PT	423,100	85,316
Bank Mandiri Persero Tbk PT	968,600	615,658
Bank Negara Indonesia Persero Tbk PT	844,000	293,203
Bank Rakyat Indonesia Persero Tbk PT	1,077,700	828,697
Bank Tabungan Negara Persero Tbk PT	1,038,993	89,951
Bumi Serpong Damai Tbk PT	1,330,700	157,497
Ciputra Development Tbk PT	1,691,690	134,099
Gajah Tunggal Tbk PT	1,506,300	64,929
Global Mediacom Tbk PT	986,300	62,691
Gudang Garam Tbk PT	56,300	176,664
Indocement Tunggal Prakarsa Tbk PT	159,800	210,148
Indofood CBP Sukses Makmur Tbk PT	154,700	149,190
Indofood Sukses Makmur Tbk PT	535,700	216,237
Japfa Comfeed Indonesia Tbk PTb	1,838,700	59,107
Jasa Marga Persero Tbk PT	369,300	130,587
Kalbe Farma Tbk PT	2,289,900	239,237
Lippo Karawaci Tbk PT	1,764,900	153,442
Matahari Department Store Tbk PT	212,400	257,208
Media Nusantara Citra Tbk PT	710,000	92,592
Mitra Adiperkasa Tbk PTb	167,600	42,244
MNC Investama Tbk PT	4,007,500	61,192
Semen Indonesia Persero Tbk PT	364,100	260,689
Summarecon Agung Tbk PT	1,487,300	151,582
Surya Citra Media Tbk PT	738,400	157,795
Tambang Batubara Bukit Asam Persero Tbk PT	154,900	82,613
Telekomunikasi Indonesia Persero Tbk PT	4,705,700	921,372
Tower Bersama Infrastructure Tbk PTb	234,300	122,392
Unilever Indonesia Tbk PT	159,800	431,971
United Tractors Tbk PT	176,300	233,135
XL Axiata Tbk PTb	442,900	100,795

		8,730,562
IRELAND — 0.34%
Bank of Ireland[b]	2,468,095	924,243
C&C Group PLC	24,598	98,635
CRH PLC	75,094	2,062,201
Glanbia PLC	15,591	303,807
Hibernia REIT PLC	115,236	171,340
Irish Continental Group PLC	33,413	182,703

Security	Shares	Value

Kerry Group PLC Class A	13,208	$1,078,947
Kingspan Group PLC	13,404	326,192
Paddy Power PLC	3,538	411,148
Smurfit Kappa Group PLC	21,209	607,502

		6,166,718
ISRAEL — 0.49%
Bank Hapoalim BM	113,126	590,182
Bank Leumi le-Israel BMb	139,272	529,344
Bezeq The Israeli Telecommunication Corp. Ltd.	195,803	421,734
Delek Group Ltd.	571	138,228
Elbit Systems Ltd.	3,026	240,287
Frutarom Industries Ltd.	5,473	236,925
Gazit-Globe Ltd.	14,874	161,550
Israel Chemicals Ltd.	51,743	286,825
Israel Corp. Ltd. (The)	360	92,919
Israel Discount Bank Ltd. Class Ab	117,423	214,577
Mizrahi Tefahot Bank Ltd.	16,442	199,823
NICE-Systems Ltd.	6,460	397,567
Oil Refineries Ltd.[b]	248,126	90,903
Osem Investments Ltd.	6,392	123,691
Paz Oil Co. Ltd.	1,286	192,283
Strauss Group Ltd.[b]	7,852	112,687
Teva Pharmaceutical Industries Ltd.	79,129	4,857,531
Tower Semiconductor Ltd.[b]	8,027	109,947

		8,997,003
ITALY — 1.84%
A2A SpA	180,151	248,158
Anima Holding SpA[c]	23,944	236,064
Ansaldo STS SpA	17,972	192,076
Assicurazioni Generali SpA	110,063	2,096,058
Atlantia SpA	40,149	1,117,635
Autogrill SpA[b]	18,159	169,903
Azimut Holding SpA	8,323	201,257
Banca Generali SpA	7,914	245,131
Banca Popolare dell’Emilia Romagna SC	45,312	367,646
Banca Popolare di Milano Scarl	373,595	352,851
Banca Popolare di Sondrio Scarl	46,574	213,715
Banco Popolare SCb	25,142	377,992
Beni Stabili SpA SIIQ	210,034	173,779
Brembo SpA	4,264	188,833
Buzzi Unicem SpA	11,423	194,197
CIR-Compagnie Industriali Riunite SpA[b]	94,394	104,794
CNH Industrial NV	88,914	604,046
Credito Emiliano SpA	12,661	91,119
Credito Valtellinese SCb	123,738	156,507
Danieli & C Officine Meccaniche SpA	5,353	115,071
Davide Campari-Milano SpA	33,666	289,703
De’ Longhi SpA	5,940	146,193
DiaSorin SpA	3,585	161,337
Ei Towers SpA	1,424	86,752
Enel Green Power SpA	189,343	402,629
Enel SpA	636,859	2,951,913
Eni SpA	228,901	3,757,433
ERG SpA	7,973	113,703
EXOR SpA	9,912	494,361
Finmeccanica SpA[b]	31,881	419,086
Hera SpA	95,874	253,118
Interpump Group SpA	17,255	255,414
Intesa Sanpaolo SpA	1,220,586	4,271,479

88

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Italcementi SpA	23,328	$260,270
Luxottica Group SpA	16,223	1,142,447
Mediaset SpA	78,724	401,767
Mediobanca SpA	58,807	594,395
Mediolanum SpA	29,959	245,394
Moncler SpA	14,368	232,519
Piaggio & C SpA	50,257	125,356
Prysmian SpA	20,798	451,449
Recordati SpA	11,713	292,545
Saipem SpA[a,b]	25,066	236,604
Salvatore Ferragamo SpA	6,049	165,046
Snam SpA	208,005	1,082,230
Societa Cattolica di Assicurazioni Scrl	19,687	154,949
Societa Iniziative Autostradali e Servizi SpA	11,000	126,736
Telecom Italia SpA[b]	1,059,286	1,484,908
Tenaris SA	43,325	546,549
Terna Rete Elettrica Nazionale SpA	151,304	773,515
Tod’s SpA[a]	1,557	131,145
UniCredit SpA	433,223	2,813,932
Unione di Banche Italiane SpA	81,849	615,723
Unipol Gruppo Finanziario SpA	42,852	200,707
UnipolSai SpA	91,039	220,843
Yoox Net-A-Porter Group SpA[b]	5,681	193,600

		33,542,582
JAPAN — 17.39%
77 Bank Ltd. (The)	37,000	206,041
ABC-Mart Inc.	2,700	151,473
Accordia Golf Co. Ltd.	10,000	91,071
Acom Co. Ltd.[b]	46,400	256,080
Activia Properties Inc.	52	221,487
Adastria Co. Ltd.	2,000	113,197
ADEKA Corp.	10,200	151,130
Advance Residence Investment Corp.	123	263,480
Advantest Corp.	16,400	131,961
Aeon Co. Ltd.	61,300	913,849
Aeon Delight Co. Ltd.	3,900	112,952
AEON Financial Service Co. Ltd.	12,300	310,367
Aeon Mall Co. Ltd.	11,500	193,739
Aica Kogyo Co. Ltd.	7,200	143,851
Aichi Bank Ltd. (The)	2,400	134,245
Aiful Corp.[a,b]	41,000	164,102
Air Water Inc.	15,000	247,483
Aisin Seiki Co. Ltd.	17,600	705,167
Ajinomoto Co. Inc.	52,000	1,166,472
Alfresa Holdings Corp.	16,900	326,726
Alps Electric Co. Ltd.	17,500	549,617
Amada Holdings Co. Ltd.	31,500	282,697
Amano Corp.	10,200	133,718
ANA Holdings Inc.	123,000	369,280
Anritsu Corp.	16,900	110,916
Aoyama Trading Co. Ltd.	4,900	179,880
Aozora Bank Ltd.	100,000	367,102
Arcs Co. Ltd.	5,400	109,544
Ariake Japan Co. Ltd.	4,100	187,205
Asahi Diamond Industrial Co. Ltd.	9,900	105,420
Asahi Glass Co. Ltd.	87,000	502,498
Asahi Group Holdings Ltd.	35,500	1,102,287
Asahi Intecc Co. Ltd.	5,400	210,317
Asahi Kasei Corp.	114,000	705,208
Asatsu-DK Inc.	5,200	128,540
ASICS Corp.	16,200	451,734

Security	Shares	Value

Astellas Pharma Inc.	193,300	$2,827,218
Avex Group Holdings Inc.	6,900	81,765
Awa Bank Ltd. (The)	27,000	150,578
Azbil Corp.	7,300	185,714
Bandai Namco Holdings Inc.	16,200	400,721
Bank of Kyoto Ltd. (The)	34,000	346,832
Bank of Nagoya Ltd. (The)	27,000	100,684
Bank of Yokohama Ltd. (The)	102,000	641,795
Benesse Holdings Inc.	5,700	153,748
BIC Camera Inc.	9,900	80,972
Bridgestone Corp.	58,800	2,180,972
Brother Industries Ltd.	21,400	276,289
Calbee Inc.	7,900	288,701
Calsonic Kansei Corp.	18,000	144,686
Canon Electronics Inc.	5,600	96,106
Canon Inc.	94,200	2,841,417
Canon Marketing Japan Inc.	5,000	76,486
Capcom Co. Ltd.	6,100	129,405
Casio Computer Co. Ltd.	19,100	362,769
Central Glass Co. Ltd.	28,000	139,217
Central Japan Railway Co.	13,200	2,428,341
Century Tokyo Leasing Corp.	4,500	154,195
Chiba Bank Ltd. (The)	65,000	478,310
Chiyoda Co. Ltd.	4,500	149,907
Chiyoda Corp.	17,000	130,027
Chubu Electric Power Co. Inc.	61,400	951,210
Chugai Pharmaceutical Co. Ltd.	21,400	693,383
Chugoku Bank Ltd. (The)	15,900	227,284
Chugoku Electric Power Co. Inc. (The)	28,100	427,059
Citizen Holdings Co. Ltd.	25,700	196,357
Coca-Cola East Japan Co. Ltd.	6,800	96,020
Coca-Cola West Co. Ltd.	8,100	164,786
Cocokara fine Inc.	3,000	119,826
COLOPL Inc.[b]	6,500	107,027
Colowide Co. Ltd.	7,700	104,900
COMSYS Holdings Corp.	8,900	117,044
Cosmo Energy Holdings Co. Ltd.[b]	6,500	88,929
Cosmos Pharmaceutical Corp.[a]	900	112,840
Credit Saison Co. Ltd.	13,900	288,079
CyberAgent Inc.	5,000	207,168
Dai Nippon Printing Co. Ltd.	44,000	458,687
Dai-ichi Life Insurance Co. Ltd. (The)	100,800	1,766,663
Daicel Corp.	28,000	373,101
Daido Steel Co. Ltd.	32,000	123,306
Daifuku Co. Ltd.	10,600	158,374
Daihatsu Motor Co. Ltd.	14,900	183,973
Daiichi Sankyo Co. Ltd.	59,500	1,175,701
Daiichikosho Co. Ltd.	5,000	167,392
Daikin Industries Ltd.	21,400	1,390,313
Daikyo Inc.	51,000	88,751
Daio Paper Corp.[a]	10,000	99,358
Daiseki Co. Ltd.	7,700	124,553
Daishi Bank Ltd. (The)	39,000	177,427
Daito Trust Construction Co. Ltd.	6,500	707,769
Daiwa House Industry Co. Ltd.	56,800	1,504,312
Daiwa House Residential Investment Corp.	78	158,488
Daiwa Office Investment Corp.	33	169,273
Daiwa Securities Group Inc.	143,000	986,039
DCM Holdings Co. Ltd.	14,800	98,728
Dena Co. Ltd.	10,600	171,462
Denka Co. Ltd.	48,000	224,736
Denso Corp.	43,900	2,059,762
Dentsu Inc.	20,600	1,169,339

89

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

DIC Corp.	82,000	$224,239
Disco Corp.	2,800	257,783
DMG Mori Co. Ltd.	12,600	181,678
Don Quijote Holdings Co. Ltd.	11,600	430,164
Doutor Nichires Holdings Co. Ltd.	5,200	76,012
Dowa Holdings Co. Ltd.	25,000	219,598
Dr. Ci:Labo Co. Ltd.	4,000	72,459
Duskin Co. Ltd.	6,400	110,366
Dydo Drinco Inc.	2,800	119,959
Earth Chemical Co. Ltd.	3,300	130,851
East Japan Railway Co.	30,300	2,905,084
Ebara Corp.	44,000	192,152
Eisai Co. Ltd.	23,300	1,468,957
Electric Power Development Co. Ltd.	13,600	451,361
Exedy Corp.	4,400	101,983
Ezaki Glico Co. Ltd.	4,200	201,865
FamilyMart Co. Ltd.	5,500	226,290
Fancl Corp.	6,300	88,751
FANUC Corp.	18,600	3,322,337
Fast Retailing Co. Ltd.	4,900	1,802,047
FCC Co. Ltd.	5,900	105,313
Frontier Real Estate Investment Corp.	47	190,843
Fuji Co. Ltd./Ehime	6,100	125,260
Fuji Electric Co. Ltd.	51,000	229,484
Fuji Heavy Industries Ltd.	53,900	2,111,781
Fuji Machine Manufacturing Co. Ltd.	10,200	101,091
Fuji Seal International Inc.	3,100	105,966
Fuji Soft Inc.	5,400	103,861
FUJIFILM Holdings Corp.	42,100	1,692,722
Fujikura Ltd.	32,000	165,734
Fujitsu Ltd.	169,000	805,542
Fukuoka Financial Group Inc.	71,000	377,137
Furukawa Electric Co. Ltd.	71,000	130,615
Fuyo General Lease Co. Ltd.	2,200	99,358
Global One Real Estate Investment Corp.	35	115,724
Glory Ltd.	6,000	152,890
GLP J-REIT	224	223,490
GMO Internet Inc.	10,600	151,347
Gree Inc.	17,300	88,023
GS Yuasa Corp.	40,000	153,139
GungHo Online Entertainment Inc.[a]	43,700	143,041
Gunma Bank Ltd. (The)	38,000	240,895
Gunze Ltd.	50,000	159,519
Hachijuni Bank Ltd. (The)	41,000	281,997
Hakuhodo DY Holdings Inc.	23,900	253,507
Hamamatsu Photonics KK	13,700	351,937
Hankyu Hanshin Holdings Inc.	98,000	642,370
Hanwa Co. Ltd.	30,000	125,047
Haseko Corp.	28,100	288,975
Hazama Ando Corp.	18,600	110,513
Heiwa Corp.	5,000	92,728
Heiwa Real Estate Co. Ltd.	12,700	154,073
Heiwa Real Estate REIT Inc.	198	147,669
Hikari Tsushin Inc.	1,900	145,639
Hino Motors Ltd.	24,100	277,996
Hirose Electric Co. Ltd.	2,900	354,705
Hiroshima Bank Ltd. (The)	52,000	291,726
HIS Co. Ltd.	4,500	152,517
Hisamitsu Pharmaceutical Co. Inc.	5,600	218,571
Hitachi Capital Corp.	5,300	153,499
Hitachi Chemical Co. Ltd.	10,500	168,104
Hitachi Construction Machinery Co. Ltd.	9,500	148,158
Hitachi High-Technologies Corp.	7,000	189,973

Security	Shares	Value

Hitachi Ltd.	432,000	$2,516,286
Hitachi Metals Ltd.	20,000	228,548
Hitachi Zosen Corp.	19,000	104,703
Hogy Medical Co. Ltd.	2,200	106,103
Hokkaido Electric Power Co. Inc.[b]	19,300	207,434
Hokkoku Bank Ltd. (The)	41,000	153,230
Hokuetsu Kishu Paper Co. Ltd.	19,800	138,645
Hokuhoku Financial Group Inc.	123,000	275,202
Hokuriku Electric Power Co.	17,200	258,267
Hokuto Corp.	7,400	145,087
Honda Motor Co. Ltd.	147,100	4,929,541
HORIBA Ltd.	4,000	158,774
Hoshizaki Electric Co. Ltd.	4,100	299,325
House Foods Group Inc.	7,500	130,267
Hoya Corp.	39,300	1,637,785
Hulic Co. Ltd.	29,300	275,822
Hyakugo Bank Ltd. (The)	31,000	159,785
Hyakujushi Bank Ltd. (The)	34,000	128,759
IBIDEN Co. Ltd.	10,700	148,785
IBJ Leasing Co. Ltd.	4,000	84,989
Idemitsu Kosan Co. Ltd.	7,000	115,376
IHI Corp.	129,000	367,732
Iida Group Holdings Co. Ltd.	15,100	285,545
Inaba Denki Sangyo Co. Ltd.	4,000	125,627
Industrial & Infrastructure Fund Investment Corp.	38	172,563
INPEX Corp.	81,600	781,345
Internet Initiative Japan Inc.	4,800	90,451
Isetan Mitsukoshi Holdings Ltd.	35,200	570,259
Isuzu Motors Ltd.	53,900	634,919
IT Holdings Corp.	7,700	191,742
Ito EN Ltd.	7,300	153,410
ITOCHU Corp.	143,500	1,812,256
Itochu Techno-Solutions Corp.	5,800	127,848
Itoham Foods Inc.	22,000	112,849
Iwatani Corp.[a]	17,000	94,808
Iyo Bank Ltd. (The)	25,000	271,183
Izumi Co. Ltd.	4,300	161,061
J Front Retailing Co. Ltd.	24,200	401,478
Jaccs Co. Ltd.	18,000	75,923
Jafco Co. Ltd.	4,200	162,014
Japan Airlines Co. Ltd.	12,200	463,029
Japan Airport Terminal Co. Ltd.	6,000	328,154
Japan Aviation Electronics Industry Ltd.	7,000	125,701
Japan Display Inc.[b]	39,600	125,355
Japan Excellent Inc.	146	160,549
Japan Exchange Group Inc.	53,200	865,836
Japan Hotel REIT Investment Corp.	371	258,555
Japan Logistics Fund Inc.	95	178,231
Japan Petroleum Exploration Co. Ltd.	2,200	66,360
Japan Prime Realty Investment Corp.	80	261,529
Japan Real Estate Investment Corp.	117	542,946
Japan Rental Housing Investments Inc.	229	153,710
Japan Retail Fund Investment Corp.	217	421,862
Japan Securities Finance Co. Ltd.	21,600	117,241
Japan Steel Works Ltd. (The)	38,000	142,333
Japan Tobacco Inc.	100,300	3,500,007
JFE Holdings Inc.	45,600	724,007
JGC Corp.	19,000	302,929
Joyo Bank Ltd. (The)	57,000	298,521
JSR Corp.	17,000	270,619
JTEKT Corp.	19,400	337,923
Juroku Bank Ltd. (The)	34,000	152,708
JVC Kenwood Corp.	31,300	82,481

90

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

JX Holdings Inc.	195,000	$769,173
K’s Holdings Corp.	4,500	159,789
Kadokawa Dwango[b]	8,718	112,772
Kagome Co. Ltd.	7,800	133,086
Kajima Corp.	79,000	456,292
Kakaku.com Inc.	16,000	301,504
Kaken Pharmaceutical Co. Ltd.	3,500	243,630
Kamigumi Co. Ltd.	21,000	182,026
Kanamoto Co. Ltd.	3,600	73,178
Kaneka Corp.	28,000	250,126
Kanematsu Corp.	77,000	128,254
Kansai Electric Power Co. Inc. (The)[b]	67,500	871,473
Kansai Paint Co. Ltd.	23,000	353,172
Kao Corp.	46,400	2,398,919
Kawasaki Heavy Industries Ltd.	132,000	534,891
Kawasaki Kisen Kaisha Ltd.	79,000	178,720
KDDI Corp.	160,100	3,908,470
Keihan Electric Railway Co. Ltd.	49,000	349,608
Keihin Corp.	7,000	115,086
Keikyu Corp.	40,000	331,137
Keio Corp.	53,000	434,365
Keisei Electric Railway Co. Ltd.	27,000	335,388
Keiyo Bank Ltd. (The)	28,000	141,769
Kenedix Inc.	37,100	135,272
Kenedix Office Investment Corp.	42	193,163
Kewpie Corp.	10,400	239,069
Keyence Corp.	4,200	2,212,853
Kikkoman Corp.	16,000	505,821
Kinden Corp.	13,000	169,886
Kintetsu Group Holdings Co. Ltd.	162,000	629,608
Kirin Holdings Co. Ltd.	76,200	1,086,722
Kisoji Co. Ltd.	11,600	192,540
Kissei Pharmaceutical Co. Ltd.	4,200	108,763
Kiyo Bank Ltd. (The)	10,700	163,858
Kobayashi Pharmaceutical Co. Ltd.	2,600	202,958
Kobe Steel Ltd.	290,000	370,085
Koito Manufacturing Co. Ltd.	10,500	402,424
Kokuyo Co. Ltd.	12,100	135,865
Komatsu Ltd.	82,600	1,370,335
Komeri Co. Ltd.	4,300	92,646
Konami Holdings Corp.	9,400	214,835
Konica Minolta Inc.	42,100	436,438
Kose Corp.	3,500	344,852
Kubota Corp.	102,000	1,598,359
Kuraray Co. Ltd.	30,600	380,360
Kureha Corp.	26,000	99,971
Kurita Water Industries Ltd.	9,800	222,759
KYB Corp.	24,000	69,012
Kyocera Corp.	29,400	1,340,694
KYORIN Holdings Inc.	6,100	103,272
Kyowa Exeo Corp.	9,400	98,693
Kyowa Hakko Kirin Co. Ltd.	23,000	381,570
Kyushu Electric Power Co. Inc.[b]	41,100	499,978
Kyushu Financial Group Inc.[b]	46,000	353,744
Laox Co. Ltd.[a,b]	36,000	101,728
Lawson Inc.	5,900	439,536
Leopalace21 Corp.[b]	29,100	156,261
Lintec Corp.	5,500	129,940
Lion Corp.	25,000	242,594
LIXIL Group Corp.	24,200	521,601
M3 Inc.	19,200	375,011
Mabuchi Motor Co. Ltd.	5,200	260,269
Makino Milling Machine Co. Ltd.	16,000	125,295

Security	Shares	Value

Makita Corp.	11,100	$613,524
Mandom Corp.	3,200	127,682
Marubeni Corp.	132,700	772,393
Maruha Nichiro Corp.	7,800	117,638
Marui Group Co. Ltd.	23,000	299,805
Maruichi Steel Tube Ltd.	4,700	121,127
Matsui Securities Co. Ltd.	46,300	411,683
Matsumotokiyoshi Holdings Co. Ltd.	4,500	194,282
Mazda Motor Corp.	49,400	984,316
MCUBS MidCity Investment Corp.	56	161,028
Medipal Holdings Corp.	14,500	255,214
Megachips Corp.	16,800	170,819
MEGMILK SNOW BRAND Co. Ltd.	6,400	133,807
Meidensha Corp.	36,000	127,383
MEIJI Holdings Co. Ltd.	11,800	937,742
Meitec Corp.	4,300	157,319
Minebea Co. Ltd.	31,000	345,772
Miraca Holdings Inc.	5,300	237,605
MIRAIT Holdings Corp.	7,800	67,998
Misawa Homes Co. Ltd.	21,600	130,665
MISUMI Group Inc.	27,000	355,525
Mitsubishi Chemical Holdings Corp.	128,700	810,967
Mitsubishi Corp.	122,800	2,251,461
Mitsubishi Electric Corp.	175,000	1,841,724
Mitsubishi Estate Co. Ltd.	114,000	2,462,797
Mitsubishi Gas Chemical Co. Inc.	33,000	185,407
Mitsubishi Heavy Industries Ltd.	273,000	1,389,263
Mitsubishi Logistics Corp.	14,000	202,561
Mitsubishi Materials Corp.	103,000	361,898
Mitsubishi Motors Corp.	57,000	510,131
Mitsubishi Tanabe Pharma Corp.	21,200	361,195
Mitsubishi UFJ Financial Group Inc.	1,156,500	7,576,788
Mitsubishi UFJ Lease & Finance Co. Ltd.	45,110	238,867
Mitsui & Co. Ltd.	146,100	1,865,068
Mitsui Chemicals Inc.	81,000	309,434
Mitsui Engineering & Shipbuilding Co. Ltd.	81,000	125,519
Mitsui Fudosan Co. Ltd.	86,000	2,358,898
Mitsui Mining & Smelting Co. Ltd.	57,000	110,528
Mitsui OSK Lines Ltd.	90,000	242,387
Mitsumi Electric Co. Ltd.	15,800	96,496
Miura Co. Ltd.	10,600	127,455
Mixi Inc.	4,200	161,492
Mizuho Financial Group Inc.	2,114,400	4,385,617
MonotaRO Co. Ltd.	8,200	213,027
Mori Hills REIT Investment Corp.	148	183,965
MORI TRUST Sogo REIT Inc.	101	179,444
Morinaga & Co. Ltd./Japan	45,000	230,827
Morinaga Milk Industry Co. Ltd.	27,000	123,058
MOS Food Services Inc.	6,500	141,284
MS&AD Insurance Group Holdings Inc.	48,800	1,452,576
Murata Manufacturing Co. Ltd.	18,800	2,703,741
Musashi Seimitsu Industry Co. Ltd.	5,100	104,134
Musashino Bank Ltd. (The)	4,900	188,001
Nabtesco Corp.	12,000	242,834
Nachi-Fujikoshi Corp.	23,000	104,065
Nagase & Co. Ltd.	9,800	122,789
Nagoya Railroad Co. Ltd.	73,000	303,675
Nankai Electric Railway Co. Ltd.	51,000	262,026
Nanto Bank Ltd. (The)	30,000	95,712
NEC Corp.	231,000	717,837
NEC Networks & System Integration Corp.	4,900	92,295
NET One Systems Co. Ltd.	19,000	117,613
Nexon Co. Ltd.	14,300	200,028

91

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

NGK Insulators Ltd.	24,000	$524,251
NGK Spark Plug Co. Ltd.	16,200	398,842
NH Foods Ltd.	16,000	335,579
NHK Spring Co. Ltd.	16,000	164,541
Nichi-Iko Pharmaceutical Co. Ltd.	6,700	187,661
Nichias Corp.	19,000	120,762
Nichii Gakkan Co.[a]	9,400	65,198
Nichirei Corp.	29,000	190,089
Nidec Corp.	20,400	1,550,687
Nifco Inc./Japan	5,100	198,421
Nihon Kohden Corp.	7,400	145,149
Nikkon Holdings Co. Ltd.	7,900	153,777
Nikon Corp.	29,500	384,288
Nintendo Co. Ltd.	9,800	1,581,968
Nippon Accommodations Fund Inc.	51	176,445
Nippon Building Fund Inc.	175	833,851
Nippon Electric Glass Co. Ltd.	36,000	178,098
Nippon Express Co. Ltd.	78,000	405,270
Nippon Flour Mills Co. Ltd.	23,000	143,518
Nippon Kayaku Co. Ltd.	15,000	157,489
Nippon Light Metal Holdings Co. Ltd.	72,900	125,653
Nippon Paint Holdings Co. Ltd.	14,300	305,375
Nippon Paper Industries Co. Ltd.	9,000	167,732
Nippon Prologis REIT Inc.	140	247,458
Nippon Sheet Glass Co. Ltd.[a,b]	110,000	95,712
Nippon Shinyaku Co. Ltd.	5,000	196,810
Nippon Shokubai Co. Ltd.	2,800	220,891
Nippon Soda Co. Ltd.	18,000	140,808
Nippon Steel & Sumitomo Metal Corp.	68,800	1,408,782
Nippon Suisan Kaisha Ltd.	36,200	122,092
Nippon Telegraph & Telephone Corp.	70,200	2,609,631
Nippon Yusen KK	137,000	361,019
Nipro Corp.	13,200	148,982
Nishi-Nippon City Bank Ltd. (The)	66,000	194,705
Nishimatsu Construction Co. Ltd.	30,000	120,075
Nishimatsuya Chain Co. Ltd.	11,100	98,697
Nissan Chemical Industries Ltd.	12,300	307,819
Nissan Motor Co. Ltd.	222,100	2,330,969
Nissan Shatai Co. Ltd.	9,600	112,010
Nisshin OilliO Group Ltd. (The)	34,000	126,787
Nisshin Seifun Group Inc.	22,100	340,268
Nisshin Steel Co. Ltd.	10,300	106,862
Nisshinbo Holdings Inc.	14,000	191,307
Nissin Foods Holdings Co. Ltd.	5,700	264,984
Nissin Kogyo Co. Ltd.	6,600	102,220
Nitori Holdings Co. Ltd.	7,100	558,351
Nitto Boseki Co. Ltd.	26,000	79,072
Nitto Denko Corp.	15,700	1,017,914
Nitto Kogyo Corp.	4,800	93,315
NOF Corp.	19,000	136,665
NOK Corp.	9,700	230,855
Nomura Holdings Inc.	329,000	2,087,279
Nomura Real Estate Holdings Inc.	12,500	269,215
Nomura Real Estate Master Fund Inc.[b]	431	546,094
Nomura Research Institute Ltd.	12,300	506,576
Noritz Corp.	5,800	91,224
North Pacific Bank Ltd.	39,800	154,022
NSK Ltd.	43,700	522,191
NTN Corp.	46,000	231,382
NTT Data Corp.	12,200	611,643
NTT DOCOMO Inc.	136,900	2,674,471
NTT Urban Development Corp.	12,600	126,026
Obayashi Corp.	60,000	529,024

Security	Shares	Value

Obic Co. Ltd.	7,100	$377,725
Odakyu Electric Railway Co. Ltd.	56,000	551,299
Ogaki Kyoritsu Bank Ltd. (The)	41,000	160,704
Oiles Corp.	6,100	97,560
Oita Bank Ltd. (The)	32,000	135,504
Oji Holdings Corp.	74,000	385,714
Okasan Securities Group Inc.	21,000	124,599
Oki Electric Industry Co. Ltd.	81,000	137,601
Okinawa Electric Power Co. Inc. (The)	6,000	148,117
OKUMA Corp.	18,000	145,730
Okumura Corp.	21,000	112,070
Olympus Corp.	25,200	857,228
Omron Corp.	18,000	601,864
Ono Pharmaceutical Co. Ltd.	7,800	1,078,135
Oracle Corp. Japan	4,000	182,971
Orient Corp.[b]	57,100	114,981
Oriental Land Co. Ltd./Japan	18,800	1,150,044
ORIX Corp.	120,700	1,781,869
Orix JREIT Inc.	207	279,602
Osaka Gas Co. Ltd.	163,000	645,922
OSAKA Titanium Technologies Co. Ltd.	3,600	98,595
OSG Corp.	9,600	182,255
Otsuka Corp.	5,300	257,808
Otsuka Holdings Co. Ltd.	36,200	1,213,116
Pacific Metals Co. Ltd.[a]	22,000	59,250
Panasonic Corp.	202,500	2,408,017
Paramount Bed Holdings Co. Ltd.	3,000	96,706
Park24 Co. Ltd.	9,500	200,273
Penta-Ocean Construction Co. Ltd.	35,400	161,929
Pigeon Corp.	11,000	311,291
Pioneer Corp.[a,b]	52,700	142,804
Pola Orbis Holdings Inc.	2,600	166,547
Premier Investment Corp.	170	167,359
Press Kogyo Co. Ltd.[a]	36,900	159,617
Rakuten Inc.	86,800	1,213,797
Recruit Holdings Co. Ltd.	12,600	407,209
Relia Inc.	11,000	104,918
Rengo Co. Ltd.	25,000	119,536
Resona Holdings Inc.	197,200	1,051,733
Resorttrust Inc.	7,300	188,738
Ricoh Co. Ltd.	60,200	653,008
Ricoh Leasing Co. Ltd.	3,100	94,406
Rinnai Corp.	3,500	279,304
Rohm Co. Ltd.	8,800	439,727
Rohto Pharmaceutical Co. Ltd.	10,700	177,690
Royal Holdings Co. Ltd.	9,300	164,075
Ryohin Keikaku Co. Ltd.	2,300	465,623
Ryosan Co. Ltd.	6,300	153,487
Saizeriya Co. Ltd.	5,200	118,457
San-in Godo Bank Ltd. (The)	17,000	158,202
Sangetsu Co. Ltd.	8,900	142,931
Sankyo Co. Ltd.	4,200	162,884
Sankyo Tateyama Inc.	5,800	81,130
Sankyu Inc.	29,000	164,616
Sanrio Co. Ltd.	5,200	138,968
Santen Pharmaceutical Co. Ltd.	37,000	506,211
Sanwa Holdings Corp.	22,900	185,971
Sapporo Holdings Ltd.	37,000	153,304
Sawai Pharmaceutical Co. Ltd.	3,300	212,480
SBI Holdings Inc./Japan	21,500	246,045
SCREEN Holdings Co. Ltd.	24,000	143,195
SCSK Corp.	5,300	204,446
Secom Co. Ltd.	18,700	1,257,824

92

Consolidated Schedule of Investments (Unaudited)   (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Sega Sammy Holdings Inc.	17,500	$185,478
Seibu Holdings Inc.	11,500	234,527
Seiko Epson Corp.	24,500	377,017
Seino Holdings Co. Ltd.	14,300	171,114
Sekisui Chemical Co. Ltd.	37,000	440,290
Sekisui House Ltd.	56,200	942,837
Sekisui House SI Residential Investment Corp.	151	138,143
Senshu Ikeda Holdings Inc.	35,600	154,289
Seven & I Holdings Co. Ltd.	68,400	3,123,699
Seven Bank Ltd.	61,700	283,255
Sharp Corp./Japan[a,b]	140,000	154,299
Shiga Bank Ltd. (The)	25,000	134,452
Shikoku Electric Power Co. Inc.	18,500	316,420
Shimachu Co. Ltd.	5,600	123,253
Shimadzu Corp.	25,000	392,583
Shimamura Co. Ltd.	2,100	237,887
Shimano Inc.	7,400	1,176,151
Shimizu Corp.	55,000	484,483
Shin-Etsu Chemical Co. Ltd.	36,900	2,212,012
Shinko Electric Industries Co. Ltd.	11,700	71,746
ShinMaywa Industries Ltd.	14,000	154,299
Shinsei Bank Ltd.	164,000	346,551
Shionogi & Co. Ltd.	28,600	1,182,868
Ship Healthcare Holdings Inc.	5,000	121,981
Shiseido Co. Ltd.	36,300	869,636
Shizuoka Bank Ltd. (The)	50,000	506,319
SHO-BOND Holdings Co. Ltd.	2,800	111,722
Showa Corp.	10,800	100,952
Showa Denko KK	134,000	169,894
Showa Shell Sekiyu KK	17,900	158,716
SKY Perfect JSAT Holdings Inc.	21,000	111,374
SMC Corp./Japan	5,000	1,298,529
SoftBank Group Corp.	86,800	4,888,996
Sohgo Security Services Co. Ltd.	6,400	311,316
Sojitz Corp.	130,200	289,154
Sompo Japan Nipponkoa Holdings Inc.	32,600	1,034,123
Sony Corp.	115,500	3,330,764
Sony Financial Holdings Inc.	17,400	314,909
Sotetsu Holdings Inc.	45,000	257,676
Square Enix Holdings Co. Ltd.	8,300	225,598
Stanley Electric Co. Ltd.	13,700	263,839
Start Today Co. Ltd.	6,700	226,248
Sugi Holdings Co. Ltd.	4,200	205,693
Sumco Corp.	22,400	227,944
Sumitomo Bakelite Co. Ltd.	27,000	111,647
Sumitomo Chemical Co. Ltd.	144,000	834,108
Sumitomo Corp.	95,700	1,055,139
Sumitomo Dainippon Pharma Co. Ltd.	15,100	168,049
Sumitomo Electric Industries Ltd.	68,800	948,975
Sumitomo Forestry Co. Ltd.	14,200	171,212
Sumitomo Heavy Industries Ltd.	53,000	241,558
Sumitomo Metal Mining Co. Ltd.	44,000	550,752
Sumitomo Mitsui Construction Co. Ltd.	112,500	110,006
Sumitomo Mitsui Financial Group Inc.	114,600	4,615,339
Sumitomo Mitsui Trust Holdings Inc.	298,000	1,154,958
Sumitomo Osaka Cement Co. Ltd.	40,000	155,127
Sumitomo Realty & Development Co. Ltd.	33,000	1,094,941
Sumitomo Rubber Industries Ltd.	16,000	240,249
Sumitomo Warehouse Co. Ltd. (The)	22,000	117,589
Sundrug Co. Ltd.	3,700	196,843
Suntory Beverage & Food Ltd.	13,000	528,941
Suruga Bank Ltd.	18,000	357,688
Suzuken Co. Ltd./Aichi Japan	7,200	277,738

Security	Shares	Value

Suzuki Motor Corp.	35,400	$1,170,466
Sysmex Corp.	14,200	820,170
T&D Holdings Inc.	56,400	748,728
Tadano Ltd.	13,000	156,636
Taiheiyo Cement Corp.	103,000	341,413
Taikisha Ltd.	4,900	119,257
Taisei Corp.	95,000	621,918
Taisho Pharmaceutical Holdings Co. Ltd.	2,900	182,159
Taiyo Holdings Co. Ltd.	3,300	114,307
Taiyo Nippon Sanso Corp.	15,800	164,579
Taiyo Yuden Co. Ltd.	12,200	173,383
Takara Holdings Inc.	20,900	151,197
Takasago Thermal Engineering Co. Ltd.	9,300	134,327
Takashimaya Co. Ltd.	27,000	243,207
Takeda Pharmaceutical Co. Ltd.	71,700	3,523,356
Tamron Co. Ltd.	4,500	90,578
TDK Corp.	11,800	759,776
Teijin Ltd.	93,000	331,386
Temp Holdings Co. Ltd.	13,200	198,533
Terumo Corp.	28,000	837,622
THK Co. Ltd.	11,500	218,898
Toagosei Co. Ltd.	14,000	118,334
Tobu Railway Co. Ltd.	83,000	403,737
Toda Corp.	23,000	125,983
Toho Bank Ltd. (The)	37,000	137,054
Toho Co. Ltd./Tokyo	10,800	282,809
Toho Gas Co. Ltd.	42,000	258,943
Toho Holdings Co. Ltd.	6,000	133,897
Toho Zinc Co. Ltd.	42,000	117,290
Tohoku Electric Power Co. Inc.	43,800	619,933
Tokai Carbon Co. Ltd.	40,000	110,048
Tokai Rika Co. Ltd.	6,300	138,347
Tokai Tokyo Financial Holdings Inc.	24,000	147,371
Tokio Marine Holdings Inc.	63,700	2,476,738
Tokuyama Corp.[a,b]	46,000	93,391
Tokyo Dome Corp.	26,000	121,516
Tokyo Electric Power Co. Inc.[b]	136,100	934,965
Tokyo Electron Ltd.	15,600	944,209
Tokyo Gas Co. Ltd.	211,000	1,051,896
Tokyo Ohka Kogyo Co. Ltd.	5,300	170,847
Tokyo Seimitsu Co. Ltd.	6,200	138,257
Tokyo Tatemono Co. Ltd.	20,500	256,346
Tokyu Corp.	100,000	816,242
Tokyu Fudosan Holdings Corp.	49,700	352,132
TOKYU REIT Inc.	132	160,577
TOMONY Holdings Inc.	30,200	117,872
Tomy Co. Ltd.	16,100	81,517
TonenGeneral Sekiyu KK	25,000	260,825
Top REIT Inc.	35	131,821
Topcon Corp.	8,600	125,428
Toppan Forms Co. Ltd.	7,300	94,732
Toppan Printing Co. Ltd.	45,000	406,464
Toray Industries Inc.	134,000	1,179,822
Toshiba Corp.[b]	367,000	1,043,445
Toshiba Machine Co. Ltd.	28,000	97,220
Toshiba TEC Corp.	20,000	72,923
Tosoh Corp.	53,000	271,862
TOTO Ltd.	14,000	479,138
Toyo Ink SC Holdings Co. Ltd.	22,000	91,336
Toyo Seikan Group Holdings Ltd.	16,700	325,489
Toyo Suisan Kaisha Ltd.	9,000	334,121
Toyo Tire & Rubber Co. Ltd.	9,800	208,466
Toyobo Co. Ltd.	97,000	143,079

93

Consolidated Schedule of Investments (Unaudited)   (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Toyoda Gosei Co. Ltd.	7,000	$162,304
Toyota Boshoku Corp.	7,900	170,406
Toyota Industries Corp.	15,200	807,392
Toyota Motor Corp.	247,700	15,331,024
Toyota Tsusho Corp.	19,000	438,334
Trend Micro Inc./Japan	10,000	392,376
TS Tech Co. Ltd.	4,900	135,620
TSI Holdings Co. Ltd.	15,600	110,140
Tsubakimoto Chain Co.	17,000	125,519
Tsumura & Co.	6,300	152,756
Tsuruha Holdings Inc.	3,600	286,986
UACJ Corp.	35,000	68,448
Ube Industries Ltd.	102,000	215,538
ULVAC Inc.	6,200	111,284
Unicharm Corp.	36,400	782,747
Unipres Corp.	5,200	119,362
United Arrows Ltd.	2,900	125,685
United Urban Investment Corp.	257	358,000
Universal Entertainment Corp.	4,600	83,862
UNY Group Holdings Co. Ltd.	22,400	124,738
Ushio Inc.	11,900	164,978
USS Co. Ltd.	21,000	374,319
Valor Holdings Co. Ltd.	5,200	122,292
Wacom Co. Ltd.	20,500	77,125
WATAMI Co. Ltd.[a,b]	16,200	113,974
West Japan Railway Co.	15,600	1,102,697
Xebio Holdings Co. Ltd.	4,800	86,593
Yahoo Japan Corp.	140,500	599,606
Yakult Honsha Co. Ltd.	8,700	464,288
Yamada Denki Co. Ltd.	70,400	319,112
Yamagata Bank Ltd. (The)	30,000	117,340
Yamaguchi Financial Group Inc.	20,000	247,773
Yamaha Corp.	17,900	448,705
Yamaha Motor Co. Ltd.	24,500	556,694
Yamanashi Chuo Bank Ltd. (The)	30,000	141,454
Yamato Holdings Co. Ltd.	32,100	635,882
Yamato Kogyo Co. Ltd.	4,300	115,451
Yamazaki Baking Co. Ltd.	12,000	232,989
Yaskawa Electric Corp.	23,100	276,989
Yokogawa Electric Corp.	21,800	245,504
Yokohama Rubber Co. Ltd. (The)	11,000	213,300
Yoshinoya Holdings Co. Ltd.	9,900	122,319
Zenkoku Hosho Co. Ltd.	5,800	197,779
Zenrin Co. Ltd.	9,200	134,941
Zensho Holdings Co. Ltd.	10,800	102,116
Zeon Corp.	16,000	131,659

		317,333,701
MALAYSIA — 0.64%
Alliance Financial Group Bhd	143,300	119,417
AMMB Holdings Bhd	226,300	251,796
Astro Malaysia Holdings Bhd	291,500	194,062
Axiata Group Bhd	254,500	365,518
Berjaya Corp. Bhd	567,200	54,792
British American Tobacco Malaysia Bhd	13,400	192,828
Bumi Armada Bhd[b]	234,400	52,925
Bursa Malaysia Bhd	86,200	170,153
Capitaland Malaysia Mall Trust	251,900	80,918
Carlsberg Brewery Malaysia Bhd	29,800	86,154
CIMB Group Holdings Bhd	502,700	539,443
Dialog Group Bhd	429,278	159,880
DiGi.Com Bhd[a]	339,900	416,172

Security	Shares	Value

Gamuda Bhd	195,200	$204,469
Genting Bhd	232,400	401,398
Genting Malaysia Bhd	294,500	294,774
Genting Plantations Bhd	37,400	93,152
Hong Leong Bank Bhd	53,200	173,123
Hong Leong Financial Group Bhd	23,900	78,776
IHH Healthcare Bhd	273,800	402,160
IJM Corp. Bhd	275,200	212,678
IOI Properties Group Bhd	204,873	96,332
KPJ Healthcare Bhd	84,800	84,287
Kuala Lumpur Kepong Bhd	44,400	235,436
Lafarge Malaysia Bhd	60,900	129,001
Malayan Banking Bhd[a]	418,800	805,235
Malaysia Airports Holdings Bhd	108,600	133,980
Malaysian Resources Corp. Bhd	219,200	64,801
Maxis Bhd[a]	177,700	272,589
Media Prima Bhd	403,400	130,523
MISC Bhd	115,800	243,406
Parkson Holdings Bhd[a,b]	194,106	48,346
Pavilion REIT	255,300	89,735
Petronas Chemicals Group Bhd	275,800	407,665
Petronas Dagangan Bhd	25,500	133,554
Petronas Gas Bhd	71,700	383,535
PPB Group Bhd	48,600	174,897
Public Bank Bhd	250,860	1,055,761
RHB Capital Bhd	70,500	100,105
Sapurakencana Petroleum Bhd[a]	378,000	185,656
Sime Darby Bhd	302,500	588,664
Sunway REIT[a]	247,000	87,968
Telekom Malaysia Bhd	114,600	177,662
Tenaga Nasional Bhd	324,400	955,983
UMW Holdings Bhd	65,500	125,328
WCT Holdings Bhd	279,164	89,026
YTL Corp. Bhd	498,600	175,253
YTL Power International Bhd	293,000	102,986

		11,622,302
MEXICO — 0.93%
Alfa SAB de CV	272,200	566,673
Alsea SAB de CVa	70,700	232,177
America Movil SAB de CV	2,980,800	2,660,020
Arca Continental SAB de CV	41,400	264,875
Bolsa Mexicana de Valores SAB de CV	85,300	142,074
Cemex SAB de CV CPO[b]	1,268,769	803,691
Coca-Cola Femsa SAB de CV Series L	46,000	353,361
Controladora Comercial Mexicana SAB de CV BC Units	48,800	142,839
Corp Inmobiliaria Vesta SAB de CV	88,400	145,045
El Puerto de Liverpool SAB de CV Series C1	20,100	278,953
Empresas ICA SAB de CVa,b	221,600	88,620
Fomento Economico Mexicano SAB de CV	177,000	1,747,324
Genomma Lab Internacional SAB de CV Series Bb	96,300	70,672
Gentera SAB de CV	128,100	235,837
Gruma SAB de CV Series B	21,800	336,191
Grupo Aeroportuario del Pacifico SAB de CV Series B	36,000	324,024
Grupo Aeroportuario del Sureste SAB de CV Series B	22,100	342,048
Grupo Bimbo SAB de CVb	172,900	490,286
Grupo Carso SAB de CV Series A1	64,500	287,365
Grupo Comercial Chedraui SA de CV	44,900	124,143
Grupo Financiero Banorte SAB de CV	233,400	1,256,050
Grupo Financiero Inbursa SAB de CV Series O	228,500	459,108
Grupo Financiero Santander Mexico SAB de CV Series B	182,500	335,105
Grupo Herdez SAB de CV	58,100	160,569

94

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Grupo Mexico SAB de CV Series B	357,600	$870,594
Grupo Simec SAB de CV Series Bb	25,900	70,984
Grupo Televisa SAB	227,700	1,324,011
Industrias CH SAB de CV Series Ba,b	25,200	91,264
Kimberly-Clark de Mexico SAB de CV Series A	160,800	387,778
Mexichem SAB de CV	102,100	264,628
Mexico Real Estate Management SA de CV	125,200	173,687
Minera Frisco SAB de CV Series A1[b]	138,700	73,089
OHL Mexico SAB de CVb	78,700	103,465
Promotora y Operadora de Infraestructura SAB de CVb	23,700	296,968
TV Azteca SAB de CV CPO	627,800	100,653
Wal-Mart de Mexico SAB de CV	494,100	1,302,753

		16,906,924
NETHERLANDS — 2.03%
Aalberts Industries NV	10,349	337,988
Aegon NV	161,071	997,103
Akzo Nobel NV	21,977	1,564,646
Altice NV Class Aa,b	36,146	628,877
Altice NV Class Bb	7,691	137,208
Arcadis NV	6,646	168,488
ASM International NV	6,219	239,104
ASML Holding NV	32,174	3,007,125
BinckBank NV	11,104	98,398
Boskalis Westminster	7,559	369,364
Brunel International NV	5,312	100,224
Corbion NV	7,811	192,888
Delta Lloyd NV	20,363	161,507
Eurocommercial Properties NV	4,794	230,098
Euronext NVc	6,581	290,643
Fiat Chrysler Automobiles NVa,b	83,465	1,237,319
Fugro NV CVA[a,b]	6,188	117,914
Gemalto NVa	7,277	458,599
Heineken Holding NV	9,273	747,053
Heineken NV	20,671	1,897,981
IMCD Group NV	4,540	170,614
ING Groep NV CVA	349,838	5,114,647
Koninklijke Ahold NV	81,387	1,665,025
Koninklijke BAM Groep NVb	26,607	147,604
Koninklijke DSM NV	15,103	810,152
Koninklijke KPN NV	291,085	1,073,967
Koninklijke Philips NV	83,131	2,258,116
Koninklijke Ten Cate NV	6,374	173,350
Koninklijke Vopak NV	6,774	273,687
NN Group NV	20,861	658,370
NSI NV	30,575	133,815
OCI NVb	7,973	226,570
PostNL NVb	42,568	176,617
Randstad Holding NV	12,014	721,028
RELX NV	91,938	1,579,248
SBM Offshore NVb	15,237	209,805
TKH Group NV	5,509	209,677
TNT Express NV	43,397	366,730
TomTom NVa,b	11,915	130,198
Unilever NV CVA	145,290	6,599,539
USG People NV	9,484	151,909
VastNed Retail NV	3,043	148,744
Wereldhave NV	3,585	224,858
Wolters Kluwer NV	27,002	918,546

		37,125,343

Security	Shares	Value

NEW ZEALAND — 0.18%
Air New Zealand Ltd.	72,794	$143,324
Auckland International Airport Ltd.	87,635	311,886
Chorus Ltd.[b]	39,934	76,870
Contact Energy Ltd.	68,199	239,484
Fisher & Paykel Healthcare Corp. Ltd.	56,911	299,577
Fletcher Building Ltd.	61,501	310,422
Freightways Ltd.	26,536	105,751
Infratil Ltd.	54,538	114,576
Kiwi Property Group Ltd.	92,542	85,155
Meridian Energy Ltd.	134,839	202,535
Mighty River Power Ltd.	95,125	180,212
Nuplex Industries Ltd.	32,350	93,243
Precinct Properties New Zealand Ltd.	143,739	118,650
Ryman Healthcare Ltd.	36,661	195,710
Sky Network Television Ltd.	44,736	137,418
SKYCITY Entertainment Group Ltd.	53,290	144,585
Spark New Zealand Ltd.	181,533	412,693
Trade Me Group Ltd.	43,280	107,177
Xero Ltd.[a,b]	6,909	74,747

		3,354,015
NORWAY — 0.53%
Aker ASA Class A	4,583	90,720
Aker Solutions ASA	17,979	72,241
Atea ASA	17,491	163,297
Austevoll Seafood ASA	24,347	150,338
Bakkafrost P/F	4,798	154,796
Borregaard ASA	15,724	84,178
BW LPG Ltd.[c]	11,791	80,401
Det Norske Oljeselskap ASA[a,b]	13,212	81,425
DNB ASA	86,013	1,099,838
DNO ASA[a,b]	82,571	83,139
Gjensidige Forsikring ASA	20,843	318,244
Leroy Seafood Group ASA	4,268	150,307
Marine Harvest ASA	30,997	417,235
Norsk Hydro ASA	129,698	466,875
Norwegian Air Shuttle ASA[a,b]	3,560	131,389
Norwegian Property ASA[b]	91,165	99,118
Opera Software ASA[a]	17,265	108,240
Orkla ASA	74,796	638,636
Petroleum Geo-Services ASA[a]	22,675	94,807
Prosafe SE	35,695	99,132
Schibsted ASA[a]	7,449	250,888
Schibsted ASA Class Bb	7,017	219,753
Seadrill Ltd.[a]	35,477	223,047
SpareBank 1 SMN	21,112	132,858
Statoil ASA	99,977	1,609,216
Storebrand ASA[b]	55,173	193,847
Subsea 7 SAb	24,374	190,831
Telenor ASA	67,120	1,271,519
TGS Nopec Geophysical Co. ASA[a]	9,206	182,231
Yara International ASA	16,099	733,814

		9,592,360
PERU — 0.07%
Cia. de Minas Buenaventura SA ADR	24,002	153,853
Credicorp Ltd.	6,185	700,018
Southern Copper Corp.	15,528	431,057

		1,284,928

95

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

PHILIPPINES — 0.28%
Aboitiz Equity Ventures Inc.	163,910	$196,048
Aboitiz Power Corp.	143,000	128,279
Alliance Global Group Inc.	257,100	100,160
Ayala Corp.	22,490	374,673
Ayala Land Inc.	716,000	548,240
Bank of the Philippine Islands	70,927	128,159
BDO Unibank Inc.	157,270	341,614
Belle Corp.	733,000	54,169
DMCI Holdings Inc.	383,000	101,435
Energy Development Corp.	1,037,700	147,166
First Gen Corp.	167,800	90,674
First Philippine Holdings Corp.	32,380	48,860
Globe Telecom Inc.	2,985	145,361
GT Capital Holdings Inc.	8,965	251,602
International Container Terminal Services Inc.	79,370	139,855
JG Summit Holdings Inc.	242,412	369,676
Jollibee Foods Corp.	47,970	211,060
Manila Water Co. Inc.	158,200	80,418
Metro Pacific Investments Corp.	1,243,700	138,661
Metropolitan Bank & Trust Co.	39,497	71,748
Philippine Long Distance Telephone Co.	8,060	378,727
SM Investments Corp.	14,160	264,631
SM Prime Holdings Inc.	823,400	379,868
Universal Robina Corp.	116,370	498,587

		5,189,671
POLAND — 0.29%
Alior Bank SAb	5,498	115,950
Asseco Poland SA	10,057	149,152
Bank Handlowy w Warszawie SA	3,339	68,208
Bank Millennium SAb	55,651	88,414
Bank Pekao SA	11,937	465,593
Bank Zachodni WBK SAb	3,275	264,999
Cyfrowy Polsat SAb	23,187	149,939
ENEA SA	23,462	78,143
Eurocash SA	9,883	133,898
Globe Trade Centre SAb	41,224	71,914
Grupa Azoty SAb	5,472	130,814
Grupa Lotos SAb	12,335	91,132
Kernel Holding SA	8,587	116,361
KGHM Polska Miedz SA	13,410	312,818
LPP SA	114	215,867
Lubelski Wegiel Bogdanka SA	1,224	13,094
mBank SAb	1,506	141,915
Netia SA	61,670	88,371
Orange Polska SA	58,407	107,500
PGE Polska Grupa Energetyczna SA	80,669	301,345
Polski Koncern Naftowy Orlen SA	32,564	530,624
Polskie Gornictwo Naftowe i Gazownictwo SA	160,599	285,999
Powszechna Kasa Oszczednosci Bank Polski SAb	83,900	623,780
Powszechny Zaklad Ubezpieczen SA	5,241	511,223
Synthos SA	52,792	50,570
Tauron Polska Energia SA	126,090	99,179

		5,206,802

Security	Shares	Value

PORTUGAL — 0.12%
Banco BPI SA Registered[a,b,d]	54,127	$66,129
Banco Comercial Portugues SA Registered[a,b]	3,923,214	226,657
CTT-Correios de Portugal SA	17,732	202,439
EDP — Energias de Portugal SA	159,934	595,028
Galp Energia SGPS SA	37,439	406,829
Jeronimo Martins SGPS SA	24,761	349,698
NOS SGPS SA	23,920	199,733
Sonae SGPS SA	116,182	139,635

		2,186,148
QATAR — 0.20%
Barwa Real Estate Co.	9,575	118,101
Ezdan Holding Group QSC	75,848	406,301
Gulf International Services QSC	4,529	79,750
Industries Qatar QSC	17,609	594,988
Masraf Al Rayan QSC	45,722	542,597
Ooredoo QSC	12,039	257,299
Qatar Electricity & Water Co. QSC	2,795	163,235
Qatar Insurance Co. SAQ	9,279	237,057
Qatar Islamic Bank SAQ	5,181	168,229
Qatar National Bank SAQ	18,674	936,201
Vodafone Qatar QSC	60,782	241,275

		3,745,033
RUSSIA — 0.31%
Gazprom PAO ADR	280,220	1,179,726
LSR Group PJSC GDR[d]	108,021	243,047
Lukoil PJSC	26,034	943,733
Magnit PJSC GDR[d]	21,196	964,842
Mechel ADR[b]	56,637	57,203
MegaFon PJSC GDR[d]	16,271	210,710
Mobile TeleSystems PJSC ADR	47,183	331,697
NOVATEK OAO GDR[d]	7,198	658,257
Sberbank PAO ADR	137,384	842,576
Sistema JSFC GDR[d]	21,218	147,465

		5,579,256
SINGAPORE — 1.02%
AIMS AMP Capital Industrial REIT	164,025	163,966
ARA Asset Management Ltd.[a]	128,600	129,472
Ascendas India Trust[a]	248,200	155,070
Ascendas REIT	204,200	348,474
Ascott Residence Trust	146,000	126,141
Biosensors International Group Ltd.[a,b]	164,200	79,726
Cache Logistics Trust	276,600	198,488
Cambridge Industrial Trust[a]	364,700	158,848
CapitaLand Commercial Trust Ltd.	178,000	179,207
CapitaLand Ltd.[a]	228,000	504,677
CapitaLand Mall Trust[a]	223,700	316,263
CapitaLand Retail China Trust	122,840	133,322
CDL Hospitality Trusts[a]	112,600	108,942
City Developments Ltd.	35,800	202,965
ComfortDelGro Corp. Ltd.	211,600	459,310
COSCO Corp. Singapore Ltd.[a]	237,600	63,620
DBS Group Holdings Ltd.	150,600	1,857,095
Ezion Holdings Ltd.[a]	152,660	76,303
Ezra Holdings Ltd.[a,b]	762,221	66,398
First REIT[a]	186,900	165,481

96

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

First Resources Ltd.[a]	71,400	$95,846
Frasers Centrepoint Trust[a]	88,200	123,121
Frasers Commercial Trust	158,900	155,440
Genting Singapore PLC	552,900	321,752
Global Logistic Properties Ltd.	299,200	478,549
Golden Agri-Resources Ltd.	621,800	173,154
Hutchison Port Holdings Trust	453,100	251,471
Hyflux Ltd.[a]	248,600	120,705
Indofood Agri Resources Ltd.[a]	181,500	73,870
Jardine Cycle & Carriage Ltd.	10,022	233,429
Kenon Holdings Ltd./Singapore[a,b]	4,873	64,156
Keppel Corp. Ltd.[a]	122,700	620,290
Keppel REIT[a]	135,760	93,544
Lippo Malls Indonesia Retail Trust[a]	577,600	131,976
M1 Ltd./Singapore[a]	39,800	80,708
Mapletree Commercial Trust	147,200	143,994
Mapletree Industrial Trust[a]	113,400	123,481
Mapletree Logistics Trust	147,200	107,207
Midas Holdings Ltd.[a]	477,200	107,332
Neptune Orient Lines Ltd./Singapore[a,b]	117,600	83,550
OUE Hospitality Trust[a]	228,866	133,185
Oversea-Chinese Banking Corp. Ltd.	258,450	1,666,407
Parkway Life REIT[a]	77,700	128,159
Perennial Real Estate Holdings Ltd.[a,b]	123,072	86,998
Sabana Shari’ah Compliant Industrial REIT[a]	434,465	235,768
SATS Ltd.[a]	78,600	212,706
SembCorp Industries Ltd.	90,600	231,594
Sembcorp Marine Ltd[a]	86,500	144,527
Singapore Airlines Ltd.	54,600	421,050
Singapore Exchange Ltd.[a]	71,900	378,880
Singapore Post Ltd.[a]	178,000	240,850
Singapore Press Holdings Ltd.	41,000	116,808
Singapore Technologies Engineering Ltd.	135,300	319,774
Singapore Telecommunications Ltd.	688,300	1,956,040
SMRT Corp. Ltd.[a]	122,400	127,600
Starhill Global REIT	211,300	122,209
StarHub Ltd.	44,400	114,131
Suntec REIT[a]	211,800	249,532
United Engineers Ltd.	58,300	82,840
United Overseas Bank Ltd.[a]	112,600	1,634,529
UOL Group Ltd.[a]	43,000	201,414
Venture Corp. Ltd.[a]	22,600	133,454
Wilmar International Ltd.	150,400	336,131
Wing Tai Holdings Ltd.[a]	56,800	70,772
Yangzijiang Shipbuilding Holdings Ltd.	182,000	162,442

		18,585,143
SOUTH AFRICA — 1.53%
Adcock Ingram Holdings Ltd.	18,155	68,377
Aeci Ltd.	12,214	84,218
African Rainbow Minerals Ltd.	20,842	79,826
Anglo American Platinum Ltd.[b]	5,640	99,147
AngloGold Ashanti Ltd.[b]	39,185	334,132
Aspen Pharmacare Holdings Ltd.	32,042	721,317
AVI Ltd.	36,003	229,735
Barclays Africa Group Ltd.	30,902	397,504
Barloworld Ltd.	20,537	116,291
Bidvest Group Ltd. (The)	27,949	716,607
Brait SEb	36,471	419,531
Capital Property Fund[b]	141,825	165,794
Capitec Bank Holdings Ltd.	3,968	172,008
Clicks Group Ltd.	27,092	198,383

Security	Shares	Value

Coronation Fund Managers Ltd.	26,587	$140,574
DataTec Ltd.	19,088	81,914
Discovery Ltd.	36,764	394,091
Emira Property Fund Ltd.	88,211	117,558
FirstRand Ltd.	319,178	1,174,148
Foschini Group Ltd. (The)	19,893	203,690
Gold Fields Ltd.	78,227	208,278
Grindrod Ltd.	80,031	86,774
Growthpoint Properties Ltd.	182,985	336,239
Harmony Gold Mining Co. Ltd.[b]	93,502	66,639
Hyprop Investments Ltd.	24,503	222,728
Illovo Sugar Ltd.	56,392	71,273
Impala Platinum Holdings Ltd.[b]	53,475	146,482
Imperial Holdings Ltd.	16,613	216,900
Investec Ltd.	21,548	178,903
JSE Ltd.	14,393	139,170
Lewis Group Ltd.	12,319	53,428
Liberty Holdings Ltd.	13,609	133,600
Life Healthcare Group Holdings Ltd.	82,945	231,894
Massmart Holdings Ltd.	12,788	106,413
Mediclinic International Ltd.	43,547	383,471
MMI Holdings Ltd./South Africa	109,024	198,202
Mondi Ltd.	11,094	258,679
Mr. Price Group Ltd.	22,745	350,071
MTN Group Ltd.	152,304	1,740,724
Murray & Roberts Holdings Ltd.	118,468	89,924
Nampak Ltd.	62,670	101,812
Naspers Ltd. Class N	36,464	5,353,401
Nedbank Group Ltd.	18,478	308,474
Netcare Ltd.	94,367	269,363
Northam Platinum Ltd.[b]	35,108	77,200
Omnia Holdings Ltd.	5,817	64,672
Pick n Pay Holdings Ltd.	36,026	74,105
Pick n Pay Stores Ltd.	25,310	122,639
PSG Group Ltd.	10,142	196,072
Rand Merchant Insurance Holdings Ltd.	84,337	261,991
Redefine Properties Ltd.	353,671	296,121
Remgro Ltd.	44,830	900,259
Resilient Property Income Fund Ltd.	29,055	256,739
Reunert Ltd.	21,694	106,029
RMB Holdings Ltd.	70,854	346,299
Sanlam Ltd.	171,736	777,415
Sappi Ltd.[b]	55,115	218,158
Sasol Ltd.	51,395	1,649,729
Shoprite Holdings Ltd.	41,051	428,152
Sibanye Gold Ltd.	76,641	129,228
SPAR Group Ltd. (The)	18,913	272,380
Standard Bank Group Ltd.	110,280	1,149,634
Steinhoff International Holdings Ltd.	208,506	1,279,278
Sun International Ltd./South Africa	13,008	90,221
Super Group Ltd./South Africa[b]	37,270	87,893
Telkom SA SOC Ltd.	31,051	163,502
Tiger Brands Ltd.	14,672	336,486
Tongaat Hulett Ltd.	11,389	97,667
Truworths International Ltd.	40,549	275,336
Vodacom Group Ltd.	32,815	356,014
Wilson Bayly Holmes-Ovcon Ltd.	9,612	90,163
Woolworths Holdings Ltd./South Africa	86,284	640,694

		27,911,763

97

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

SOUTH KOREA — 3.25%
Amicogen Inc.	1,728	$101,402
AmorePacific Corp.	3,017	999,007
AmorePacific Group	2,852	402,765
Asiana Airlines Inc.[b]	17,298	73,513
BGF retail Co. Ltd.	1,182	176,255
Binggrae Co. Ltd.	1,098	65,781
BNK Financial Group Inc.	21,782	267,487
Celltrion Inc.[b]	6,198	418,618
Chabiotech Co. Ltd.[b]	6,793	91,761
Cheil Worldwide Inc.[b]	6,856	120,275
CJ CGV Co. Ltd.	1,597	145,685
CJ CheilJedang Corp.	800	245,603
CJ Corp.	1,491	313,881
CJ E&M Corp.[b]	2,591	189,998
CJ Korea Express Co. Ltd.[b]	865	147,954
CJ O Shopping Co. Ltd.	392	60,689
Com2uSCorp.[b]	948	95,627
Cosmax Inc.	1,092	184,387
Coway Co. Ltd.	4,830	360,963
Daelim Industrial Co. Ltd.	2,506	164,422
Daesang Corp.	2,668	72,782
Daewoo Engineering & Construction Co. Ltd.[b]	13,904	79,396
Daewoo International Corp.	6,160	107,795
Daewoo Securities Co. Ltd.	23,953	233,216
DGB Financial Group Inc.	14,558	135,358
Dong-A Socio Holdings Co. Ltd.	594	84,667
Dong-A ST Co. Ltd.	730	79,720
Dongbu Insurance Co. Ltd.	4,947	296,807
Dongkuk Steel Mill Co. Ltd.[b]	18,072	108,427
Dongwon Industries Co. Ltd.	236	66,243
Doosan Corp.	791	76,668
Doosan Heavy Industries & Construction Co. Ltd.	6,717	121,372
Doosan Infracore Co. Ltd.[b]	12,113	66,512
E-MART Inc.	1,864	347,441
Fila Korea Ltd.	1,434	125,784
Gamevil Inc.[b]	714	52,608
GemVax & Kael Co. Ltd.[b]	3,998	104,505
Grand Korea Leisure Co. Ltd.	3,656	101,979
Green Cross Corp./South Korea	792	126,089
Green Cross Holdings Corp.	4,986	179,532
GS Engineering & Construction Corp.[b]	6,068	124,016
GS Holdings Corp.	4,931	217,127
Halla Holdings Corp.	1,458	72,769
Hana Financial Group Inc.	26,080	635,958
Hana Tour Service Inc.	1,793	198,165
Handsome Co. Ltd.	3,585	122,168
Hanjin Kal Corp.	4,223	80,567
Hanjin Shipping Co. Ltd.[b]	18,709	82,382
Hankook Tire Co. Ltd.	6,683	256,464
Hanmi Pharm Co. Ltd.[b]	788	357,349
Hanon Systems	3,863	152,141
Hansol Holdings Co. Ltd.[b]	17,590	110,781
Hanssem Co. Ltd.	1,172	240,044
Hanwha Chemical Corp.	11,035	215,367
Hanwha Corp.	4,951	163,072
Hanwha Life Insurance Co. Ltd.	23,658	176,182
Hanwha Techwin Co. Ltd.[b]	3,197	104,599
Hotel Shilla Co. Ltd.	3,036	292,935
Huchems Fine Chemical Corp.	4,610	75,819
Hyosung Corp.	2,498	256,362
Hyundai Department Store Co. Ltd.	1,306	143,768
Hyundai Development Co. Engineering & Construction	5,052	204,065
Hyundai Engineering & Construction Co. Ltd.	7,065	214,420
Hyundai Glovis Co. Ltd.	1,786	307,836

Security	Shares	Value

Hyundai Greenfood Co. Ltd.	5,432	$113,638
Hyundai Heavy Industries Co. Ltd.[b]	4,176	348,717
Hyundai Home Shopping Network Corp.	749	80,153
Hyundai Livart Furniture Co. Ltd.	2,215	97,728
Hyundai Marine & Fire Insurance Co. Ltd.	5,664	168,670
Hyundai Merchant Marine Co. Ltd.[b]	15,755	82,365
Hyundai Mipo Dockyard Co. Ltd.[b]	1,497	94,281
Hyundai Mobis Co. Ltd.	6,159	1,296,575
Hyundai Motor Co.	13,856	1,896,001
Hyundai Securities Co. Ltd.	15,954	96,839
Hyundai Steel Co.	8,709	397,999
Hyundai Wia Corp.	1,455	170,381
iMarketKorea Inc.	2,735	71,251
Industrial Bank of Korea	27,162	333,554
JB Financial Group Co. Ltd.	16,282	84,834
Kakao Corp.	2,845	283,489
Kangwon Land Inc.	11,847	439,567
KB Financial Group Inc.	33,188	1,052,363
KB Insurance Co. Ltd.	5,164	120,262
KCC Corp.	524	187,758
KEPCO Plant Service & Engineering Co. Ltd.	2,381	217,205
Kia Motors Corp.	23,738	1,161,862
KIWOOM Securities Co. Ltd.	2,244	115,541
Kolon Industries Inc.	1,901	103,550
Komipharm International Co. Ltd.[b]	3,736	87,333
Korea Aerospace Industries Ltd.	5,024	396,614
Korea Electric Power Corp.	23,119	1,042,337
Korea Gas Corp.	2,881	107,654
Korea Investment Holdings Co. Ltd.	4,225	226,065
Korea Kolmar Co. Ltd.	1,568	123,509
Korea Zinc Co. Ltd.	802	333,449
Korean Air Lines Co. Ltd.[b]	4,758	128,753
Korean Reinsurance Co.	14,512	173,118
KT Corp.[b]	2,630	68,169
KT Skylife Co. Ltd.	4,921	80,718
KT&G Corp.	9,870	986,957
Kumho Petrochemical Co. Ltd.	1,289	65,578
Kumho Tire Co. Inc.[b]	15,354	92,928
Kwangju Bank[b]	18,911	134,859
LF Corp.	3,973	110,298
LG Chem Ltd.	4,861	1,298,342
LG Corp.	9,191	532,087
LG Display Co. Ltd.	20,921	396,381
LG Electronics Inc.	10,566	455,059
LG Hausys Ltd.	786	117,205
LG Household & Health Care Ltd.	840	697,759
LG Innotek Co. Ltd.	1,592	129,449
LG International Corp.	3,425	104,999
LG Life Sciences Ltd.[b]	2,271	122,708
LG Uplus Corp.	22,588	216,954
Lotte Chemical Corp.	1,554	327,825
Lotte Chilsung Beverage Co. Ltd.	62	121,439
Lotte Confectionery Co. Ltd.	72	125,616
Lotte Food Co. Ltd.	105	82,799
Lotte Shopping Co. Ltd.	1,082	220,187
LS Corp.	2,581	87,614
LS Industrial Systems Co. Ltd.	2,271	99,003
Mando Corp.	1,094	142,502
Medipost Co. Ltd.[b]	1,776	151,577
Medy-Tox Inc.	488	208,418
MegaStudy Co. Ltd.	3,036	119,571
Meritz Fire & Marine Insurance Co. Ltd.	9,652	136,307
Mirae Asset Securities Co. Ltd.	4,474	100,268

98

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Namyang Dairy Products Co. Ltd.	116	$85,572
NAVER Corp.	2,532	1,332,573
NCsoft Corp.	1,336	222,071
Nexen Tire Corp.	8,012	92,766
NH Investment & Securities Co. Ltd.	16,051	142,200
NHN Entertainment Corp.[b]	1,343	65,498
NongShim Co. Ltd.	414	133,999
OCI Co. Ltd.	1,782	128,486
Orion Corp./Republic of Korea	307	258,515
Paradise Co. Ltd.[b]	5,162	97,802
Poongsan Corp.	3,639	82,193
POSCO	6,383	1,018,996
S-1 Corp.	2,163	187,831
S-Oil Corp.	4,625	277,082
Samsung C&T Corp.[b]	6,891	936,893
Samsung Card Co. Ltd.	4,317	146,166
Samsung Electro-Mechanics Co. Ltd.	5,354	306,198
Samsung Electronics Co. Ltd.	9,995	12,028,543
Samsung Engineering Co. Ltd.[b]	4,321	68,981
Samsung Fine Chemicals Co. Ltd.	3,991	131,452
Samsung Fire & Marine Insurance Co. Ltd.	3,387	949,210
Samsung Heavy Industries Co. Ltd.	13,123	153,095
Samsung Life Insurance Co. Ltd.	7,620	728,547
Samsung SDI Co. Ltd.	4,942	461,667
Samsung SDS Co. Ltd.	2,862	643,922
Samsung Securities Co. Ltd.	5,130	217,340
Sansung Life & Science Co. Ltd.[b]	2,292	75,794
SeAH Besteel Corp.	2,155	54,345
Seegene Inc.[b]	2,488	86,312
Seoul Semiconductor Co. Ltd.[b]	4,822	80,363
SFA Engineering Corp.	2,088	80,220
Shinhan Financial Group Co. Ltd.	37,719	1,440,869
Shinsegae Co. Ltd.	626	127,665
SK Chemicals Co. Ltd.	1,787	105,961
SK Holdings Co. Ltd.	5,010	1,173,343
SK Hynix Inc.	52,703	1,419,220
SK Innovation Co. Ltd.[b]	5,972	620,746
SK Networks Co. Ltd.	12,790	79,541
SK Telecom Co. Ltd.	909	192,157
SKC Co. Ltd.	3,250	109,611
SM Entertainment Co.[b]	2,723	109,393
Sung Kwang Bend Co. Ltd.	9,021	74,380
Sungwoo Hitech Co. Ltd.	10,145	78,576
TK Corp.[b]	15,488	153,515
Tongyang Life Insurance Co. Ltd.	7,355	89,998
ViroMed Co. Ltd.[b]	1,772	246,981
Whanin Pharmaceutical Co. Ltd.	4,957	90,005
Woori Bank	29,513	256,804
YG Entertainment Inc.	1,860	74,152
Youngone Corp.	2,619	110,039
Youngone Holdings Co. Ltd.	1,060	66,944
Yuanta Securities Korea Co. Ltd.[b]	25,131	88,065
Yuhan Corp.	743	184,438

		59,331,356
SPAIN — 2.38%
Abertis Infraestructuras SA	42,967	717,174
Acciona SA	4,730	399,764
Acerinox SAa	18,466	200,803
ACS Actividades de Construccion y Servicios SA	17,216	588,501
Aena SAb,c	6,403	717,917
Almirall SA	8,167	158,150

Security	Shares	Value

Amadeus IT Holding SA Class A	42,837	$1,834,119
Applus Services SA	12,677	113,430
Atresmedia Corp. de Medios de Comunicacion SA	9,148	117,929
Banco Bilbao Vizcaya Argentaria SA	577,532	5,001,691
Banco Bilbao Vizcaya Argentaria SA New	6,277	54,362
Banco de Sabadell SA	455,492	885,057
Banco Popular Espanol SA	159,950	612,403
Banco Santander SA	1,316,966	7,419,412
Bankia SA	451,549	584,598
Bankinter SA	67,973	495,345
Bolsas y Mercados Espanoles SHMSF SAa	298	10,759
CaixaBank SA	245,377	946,527
Construcciones y Auxiliar de Ferrocarriles SA	377	105,737
Corp Financiera Alba SA	2,580	114,541
Distribuidora Internacional de Alimentacion SA	61,260	391,679
Ebro Foods SA	9,552	182,121
Enagas SA	1,356	41,275
Endesa SA	22,850	511,135
Faes Farma SA	78,357	212,065
Ferrovial SA	41,079	1,041,877
Fomento de Construcciones y Contratas SAa,b	16,498	126,478
Gamesa Corp. Tecnologica SA	25,310	402,186
Gas Natural SDG SA	28,966	630,667
Grifols SA	14,311	666,809
Grupo Catalana Occidente SA	6,567	205,150
Hispania Activos Inmobiliarios SAb	16,408	248,314
Iberdrola SA	500,004	3,588,485
Indra Sistemas SAa,b	16,745	180,516
Industria de Diseno Textil SA	101,189	3,812,204
Inmobiliaria Colonial SAb	238,187	177,338
International Consolidated Airlines Group SAb	97,586	878,557
Mapfre SA	101,298	302,686
Mediaset Espana Comunicacion SA	24,287	296,591
Merlin Properties SOCIMI SA	33,176	427,314
NH Hotel Group SAa,b	30,618	188,390
Obrascon Huarte Lain SA	12,072	97,268
Obrascon Huarte Lain SAa	6,036	48,634
Prosegur Cia. de Seguridad SA	34,676	155,135
Red Electrica Corp. SA	930	82,391
Repsol SA	96,700	1,225,756
Sacyr SAa	52,139	132,239
Tecnicas Reunidas SA	3,545	158,871
Telefonica SA	402,561	5,349,609
Viscofan SA	5,329	312,818
Zardoya Otis SA	19,351	239,412

		43,392,189
SWEDEN — 2.25%
AAK AB	3,443	249,579
AF AB Class B	12,034	179,285
Alfa Laval AB	27,788	491,881
Assa Abloy AB	93,401	1,870,011
Atlas Copco AB Class A	61,548	1,616,451
Atlas Copco AB Class B	36,401	887,416
Axfood AB	8,659	157,150
Betsson AB	13,760	225,256
BillerudKorsnas AB	19,826	361,685
Boliden AB	27,580	531,400
Castellum AB	18,641	281,011
Clas Ohlson AB Class B	6,075	92,832
Electrolux AB Class B	22,444	666,108
Elekta AB Class Ba	37,571	292,260

99

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Fabege AB	15,829	$253,348
Getinge AB Class B	18,318	461,458
Hennes & Mauritz AB Class B	86,832	3,398,239
Hexagon AB Class B	24,245	847,481
Hexpol AB	27,073	265,279
Holmen AB Class B	4,693	142,432
Hufvudstaden AB Class A	13,822	196,970
Husqvarna AB Class B	42,005	278,765
ICA Gruppen ABa	6,856	245,626
Industrivarden AB Class C	14,479	265,163
Indutrade AB	4,519	217,143
Intrum Justitia AB	8,723	315,390
Investment AB Kinnevik Class B	21,411	688,404
Investor AB Class B	40,310	1,506,827
JM AB	8,718	248,266
Kungsleden AB	28,699	216,317
L E Lundbergforetagen AB Class B	3,914	200,841
Lindab International AB	13,094	89,520
Loomis AB Class B	7,083	184,771
Lundin Petroleum ABb	20,592	299,509
Meda AB Class A	23,742	351,476
Mekonomen AB	4,633	110,492
Millicom International Cellular SA SDR	6,004	337,289
Modern Times Group MTG AB Class B	6,818	194,881
NCC AB Class B	9,021	280,374
Nibe Industrier AB Class B	9,080	294,185
Nobia AB	15,546	191,877
Nordea Bank AB	275,221	3,063,071
Oriflame Holding AGb	6,887	96,277
Peab AB	22,485	172,525
Ratos AB Class B	22,158	130,480
Saab AB	6,509	184,516
Sandvik AB	99,601	937,247
Securitas AB Class B	31,852	418,644
Skandinaviska Enskilda Banken AB Class A	138,045	1,461,585
Skanska AB Class B	34,856	683,495
SKF AB Class B	37,448	663,316
SSAB AB Class Aa,b	43,314	157,678
Svenska Cellulosa AB SCA Class B	53,082	1,575,403
Svenska Handelsbanken AB Class A	135,890	1,859,676
Swedbank AB Class A	81,821	1,889,671
Swedish Match AB	18,194	575,757
Swedish Orphan Biovitrum ABb	16,745	256,373
Tele2 AB Class B	28,610	288,090
Telefonaktiebolaget LM Ericsson Class B	279,838	2,746,983
TeliaSonera AB	223,218	1,149,615
Trelleborg AB Class B	23,315	396,503
Unibet Group PLC SDR	3,944	349,764
Volvo AB Class B	140,132	1,464,702
Wallenstam AB Class B	23,253	207,309
Wihlborgs Fastigheter AB	13,378	263,119

		40,976,447
SWITZERLAND — 6.32%
ABB Ltd. Registered	192,886	3,651,284
Actelion Ltd. Registered	9,661	1,346,611
Adecco SA Registered	15,175	1,133,026
Allreal Holding AG Registered	1,927	256,086
Aryzta AG	8,221	371,957
Baloise Holding AG Registered	4,213	507,312
Banque Cantonale Vaudoise Registered	252	155,687
Barry Callebaut AG Registered	189	227,586

Security	Shares	Value

Basilea Pharmaceutica Ltd. Registered[b]	1,560	$162,528
BKW AG	3,952	150,543
Bucher Industries AG Registered	765	174,768
Burckhardt Compression Holding AG	465	162,744
Cembra Money Bank AG	2,791	167,049
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	83	508,146
Chocoladefabriken Lindt & Sprungli AG Registered	9	669,465
Cie. Financiere Richemont SA Class A Registered	47,050	4,047,517
Clariant AG Registered	26,609	491,285
Credit Suisse Group AG Registered	139,043	3,481,188
dorma+kaba Holding AG Class B	480	300,441
Dufry AG Registered[a,b]	3,597	422,189
EFG International AG	13,017	131,127
EMS-Chemie Holding AG Registered	743	315,441
Flughafen Zuerich AG Registered	398	302,411
Forbo Holding AG Registered	157	179,178
Galenica AG Registered	434	638,397
GAM Holding AG	19,813	363,799
Gategroup Holding AG	6,669	250,997
Geberit AG Registered	3,286	1,064,387
Georg Fischer AG Registered	454	280,022
Givaudan SA Registered	770	1,382,602
Helvetia Holding AG Registered	572	300,289
Huber & Suhner AG Registered	4,226	182,844
Implenia AG Registered	3,030	150,616
Julius Baer Group Ltd.	20,929	1,042,894
Kudelski SA Bearer	9,438	127,340
Kuehne + Nagel International AG Registered	4,354	605,563
Kuoni Reisen Holding AG Class B Registered	681	141,485
LafargeHolcim Ltd. Registered	38,422	2,172,992
Leonteq AG	928	179,340
Logitech International SA Registered	15,877	234,350
Lonza Group AG Registered	5,088	749,457
Meyer Burger Technology AGa,b	14,525	104,324
Mobimo Holding AG Registered	1,189	257,401
Nestle SA Registered	290,562	22,284,035
Novartis AG Registered	206,813	18,850,772
OC Oerlikon Corp. AG Registered	17,498	168,457
Panalpina Welttransport Holding AG Registered	1,647	188,801
Pargesa Holding SA Bearer	2,617	166,723
Partners Group Holding AG	1,529	555,295
PSP Swiss Property AG Registered	3,660	319,496
Rieter Holding AG Registered	1,387	229,068
Roche Holding AG	63,566	17,301,301
Schindler Holding AG Participation Certificates	3,660	596,293
Schindler Holding AG Registered	2,113	344,682
Schmolz + Bickenbach AG Registered[b]	174,111	95,379
Schweiter Technologies AG Bearer	277	222,836
SGS SA Registered	442	844,766
Sika AG Bearer	188	618,688
Sonova Holding AG Registered	4,615	632,031
St Galler Kantonalbank AG Registered	392	142,166
Straumann Holding AG Registered	1,081	307,056
Sulzer AG Registered	2,332	236,335
Sunrise Communications Group AGb,c	3,558	194,909
Swatch Group AG (The) Bearer	2,668	1,047,171
Swatch Group AG (The) Registered	4,735	343,447
Swiss Life Holding AG Registered	2,672	639,979
Swiss Prime Site AG Registered	4,315	330,930
Swiss Re AG	29,809	2,779,049
Swisscom AG Registered	2,122	1,097,865
Syngenta AG Registered	8,334	2,813,650
Tecan Group AG Registered	1,941	265,429

100

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Temenos Group AG Registered	7,125	$334,295
Transocean Ltd.[a]	34,816	533,321
U-Blox AG	1,120	217,353
UBS Group AG	330,294	6,627,660
Valiant Holding AG Registered	2,663	308,781
Valora Holding AG Registered	1,110	224,083
Vontobel Holding AG Registered	4,740	234,415
Zehnder Group AG	5,568	190,354
Zurich Insurance Group AG	13,162	3,488,948

		115,320,487
TAIWAN — 2.67%
Acer Inc.[b]	400,148	170,100
Advanced Semiconductor Engineering Inc.	600,000	698,631
Advantech Co. Ltd.	31,193	224,362
Airtac International Group	15,550	80,951
ALI Corp.	410,000	210,914
AmTRAN Technology Co. Ltd.	217,000	109,959
Asia Cement Corp.	145,329	151,088
Asustek Computer Inc.	64,000	573,690
AU Optronics Corp.	850,000	250,574
BES Engineering Corp.	641,000	151,249
Capital Securities Corp.	406,000	120,811
Career Technology MFG. Co. Ltd.	134,000	110,210
Catcher Technology Co. Ltd.	62,000	611,148
Cathay Financial Holding Co. Ltd.	748,629	1,070,014
Chailease Holding Co. Ltd.	92,988	178,451
Chang Hwa Commercial Bank Ltd.	411,441	214,190
Cheng Loong Corp.	273,000	96,709
Cheng Shin Rubber Industry Co. Ltd.	131,500	238,586
Cheng Uei Precision Industry Co. Ltd.	65,000	95,307
Chicony Electronics Co. Ltd.	48,395	115,682
Chin-Poon Industrial Co. Ltd.	87,000	117,381
China Airlines Ltd.[b]	362,000	129,909
China Bills Finance Corp.	485,000	168,073
China Development Financial Holding Corp.	1,239,000	333,952
China Life Insurance Co. Ltd./Taiwan	288,399	238,974
China Man-Made Fiber Corp.[b]	296,000	85,709
China Petrochemical Development Corp.[b]	297,050	75,764
China Steel Chemical Corp.	27,000	102,299
China Steel Corp.	1,005,575	608,670
China Synthetic Rubber Corp.	112,270	83,000
Chipbond Technology Corp.	74,000	105,768
Chroma ATE Inc.	60,000	107,197
Chunghwa Telecom Co. Ltd.	351,000	1,077,971
CMC Magnetics Corp.[b]	1,595,044	192,112
Compal Electronics Inc.	425,000	265,760
Compeq Manufacturing Co. Ltd.	143,000	94,046
Coretronic Corp.	109,500	101,191
CTBC Financial Holding Co. Ltd.	1,331,167	731,940
CTCI Corp.	74,000	96,650
Delta Electronics Inc.	171,000	874,397
Dynapack International Technology Corp.	103,000	169,427
E Ink Holdings Inc.[b]	147,000	71,998
E.Sun Financial Holding Co. Ltd.	640,485	385,710
Eclat Textile Co. Ltd.	18,260	269,427
Elan Microelectronics Corp.	116,000	128,637
Epistar Corp.	147,000	133,128
Eternal Materials Co. Ltd.	68,810	65,284
EVA Airways Corp.[b]	244,852	144,059
Everlight Electronics Co. Ltd.	70,000	106,627
Far Eastern Department Stores Ltd.	165,702	100,554

Security	Shares	Value

Far Eastern International Bank	452,347	$140,734
Far Eastern New Century Corp.	236,071	215,248
Far EasTone Telecommunications Co. Ltd.	140,000	303,602
Faraday Technology Corp.	62,400	102,067
Farglory Land Development Co. Ltd.	51,265	59,218
Feng Hsin Steel Co. Ltd.	66,000	76,239
Feng TAY Enterprise Co. Ltd.	33,990	195,270
Firich Enterprises Co. Ltd.	33,923	106,063
First Financial Holding Co. Ltd.	674,797	327,385
FLEXium Interconnect Inc.	36,549	102,677
Formosa Chemicals & Fibre Corp.	281,660	646,377
Formosa Petrochemical Corp.	114,000	277,770
Formosa Plastics Corp.	357,040	830,364
Formosa Taffeta Co. Ltd.	81,000	80,343
Foxconn Technology Co. Ltd.	91,978	241,962
Fubon Financial Holding Co. Ltd.	608,000	987,004
Giant Manufacturing Co. Ltd.	28,000	211,745
Gigabyte Technology Co. Ltd.	98,000	102,638
Gloria Material Technology Corp.	276,200	146,763
Goldsun Building Materials Co. Ltd.	417,000	122,029
Grand Pacific Petrochemical	161,000	79,103
Great Wall Enterprise Co. Ltd.	160,000	97,094
HannStar Display Corp.[b]	931,465	122,518
Hermes Microvision Inc.	5,000	193,294
Hey Song Corp.	80,500	79,103
Highwealth Construction Corp.	85,670	126,670
Hiwin Technologies Corp.	22,817	127,567
Hon Hai Precision Industry Co. Ltd.	1,255,966	3,350,429
Hotai Motor Co. Ltd.	25,000	293,791
Hua Nan Financial Holdings Co. Ltd.	498,641	240,385
Huaku Development Co. Ltd.	47,000	89,328
Innolux Corp.	822,414	277,402
Inventec Corp.	222,000	127,879
Kenda Rubber Industrial Co. Ltd.	60,139	97,072
Kerry TJ Logistics Co. Ltd.	82,000	98,005
King Yuan Electronics Co. Ltd.	149,000	95,467
King’s Town Bank Co. Ltd.	115,000	91,749
Kinsus Interconnect Technology Corp.	48,000	98,917
Largan Precision Co. Ltd.	10,000	780,877
LCY Chemical Corp.[b]	120,000	107,012
Lite-On Technology Corp.	193,406	201,368
Macronix International[b]	801,000	117,694
Makalot Industrial Co. Ltd.	21,337	163,001
MediaTek Inc.	138,970	1,089,466
Medigen Biotechnology Corp.[b]	4,000	11,595
Mega Financial Holding Co. Ltd.	865,941	632,181
Merida Industry Co. Ltd.	24,350	142,889
Micro-Star International Co. Ltd.	97,000	98,902
Microbio Co. Ltd.[b]	152,689	125,816
MIN AIK Technology Co. Ltd.	40,000	77,872
Mitac Holdings Corp.	135,500	106,018
Nan Ya Plastics Corp.	423,300	843,640
Novatek Microelectronics Corp.	61,000	208,573
Oriental Union Chemical Corp.	115,000	86,258
PChome Online Inc.	10,205	114,739
Pegatron Corp.	182,000	447,382
Pou Chen Corp.	222,000	314,569
Powertech Technology Inc.	72,000	159,687
President Chain Store Corp.	52,000	345,989
Prince Housing & Development Corp.	255,521	79,497
Qisda Corp.	211,000	71,821
Quanta Computer Inc.	244,000	417,145
Radiant Opto-Electronics Corp.	49,060	152,635

101

Consolidated Schedule of Investments (Unaudited)   (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Radium Life Tech Co. Ltd.	220,686	$85,315
Realtek Semiconductor Corp.	61,020	128,004
Richtek Technology Corp.	24,000	140,096
Ruentex Development Co. Ltd.	114,310	139,263
Ruentex Industries Ltd.	60,616	112,032
Shin Kong Financial Holding Co. Ltd.	732,564	175,787
Shin Zu Shing Co. Ltd.	37,000	119,673
Shinkong Synthetic Fibers Corp.	395,000	108,169
Siliconware Precision Industries Co. Ltd.	181,377	240,525
Simplo Technology Co. Ltd.	33,000	117,409
Sino-American Silicon Products Inc.	76,000	94,697
SinoPac Financial Holdings Co. Ltd.	814,433	269,692
Solar Applied Materials Technology Co.	208,000	133,270
St. Shine Optical Co. Ltd.	6,000	90,933
Standard Foods Corp.	49,772	120,507
Synnex Technology International Corp.	122,000	129,090
Ta Chong Bank Ltd.[b]	505,519	214,892
Taichung Commercial Bank Co. Ltd.	415,566	126,858
Tainan Spinning Co. Ltd.	180,816	86,054
Taishin Financial Holding Co. Ltd.	724,929	284,715
Taiwan Business Bank[b]	528,655	135,976
Taiwan Cement Corp.	283,000	315,573
Taiwan Cooperative Financial Holding Co. Ltd.	494,936	221,828
Taiwan Fertilizer Co. Ltd.	70,000	89,593
Taiwan Hon Chuan Enterprise Co. Ltd.	57,696	91,706
Taiwan Mobile Co. Ltd.	142,000	448,350
Taiwan Secom Co. Ltd.	36,105	108,659
Taiwan Semiconductor Manufacturing Co. Ltd.	2,241,000	9,422,782
Tatung Co. Ltd.[b]	679,000	124,031
Teco Electric and Machinery Co. Ltd.	189,000	165,343
Tong Hsing Electronic Industries Ltd.	43,000	109,277
TPK Holding Co. Ltd.	43,000	107,290
Transcend Information Inc.	32,000	89,405
Tripod Technology Corp.	61,000	94,327
TSRC Corp.	134,100	91,910
TTY Biopharm Co. Ltd.	43,965	125,001
Tung Ho Steel Enterprise Corp.	91,000	49,476
TXC Corp.	126,000	147,489
Uni-President Enterprises Corp.	442,292	749,336
Unimicron Technology Corp.	235,000	103,516
United Microelectronics Corp.	1,145,000	419,718
USI Corp.	170,000	70,957
Vanguard International Semiconductor Corp.	95,000	122,761
Walsin Lihwa Corp.[b]	376,000	90,921
Wan Hai Lines Ltd.	87,000	57,753
Waterland Financial Holdings Co. Ltd.	494,446	122,151
Win Semiconductors Corp.	85,621	116,707
Winbond Electronics Corp.[b]	366,000	88,728
Wistron Corp.	273,514	138,175
Wistron NeWeb Corp.	53,389	141,105
WPG Holdings Ltd.	126,000	131,964
XPEC Entertainment Inc.	21,857	59,922
Yageo Corp.	57,049	90,151
Yang Ming Marine Transport Corp.[b]	216,000	65,804
YFY Inc.	173,000	59,685
Yuanta Financial Holding Co. Ltd.	787,608	310,545
Yulon Motor Co. Ltd.	102,000	108,399
Yungtay Engineering Co. Ltd.	52,000	84,094
Zhen Ding Technology Holding Ltd.	53,050	151,648

		48,635,174

Security	Shares	Value

THAILAND — 0.49%
Advanced Info Service PCL NVDR	102,900	$674,090
Airports of Thailand PCL NVDR	48,900	409,706
Bangchak Petroleum PCL (The) NVDR	127,400	128,949
Bangkok Bank PCL Foreign	37,000	174,246
Bangkok Bank PCL NVDR	25,200	118,676
Bangkok Dusit Medical Services PCL NVDR	413,200	220,730
Banpu PCL NVDR	158,600	96,763
BEC World PCL NVDR	126,900	112,388
BTS Group Holdings PCL NVDR	531,500	144,204
Bumrungrad Hospital PCL NVDR	43,500	264,174
Central Pattana PCL NVDR	187,000	241,850
Charoen Pokphand Foods PCL NVDR	358,600	208,702
CP ALL PCL NVDR	458,200	644,127
Delta Electronics Thailand PCL NVDR	64,300	152,762
Esso Thailand PCL NVDR[b]	766,600	120,699
Glow Energy PCL NVDR	77,300	186,363
Indorama Ventures PCL NVDR	197,700	128,400
IRPC PCL NVDR	1,528,500	175,336
Jasmine International PCL NVDR	564,500	89,672
Kasikornbank PCL Foreign	105,500	511,668
Kasikornbank PCL NVDR	57,200	277,416
Kiatnakin Bank PCL NVDR	88,700	83,544
Krung Thai Bank PCL NVDR[a]	552,800	265,773
Minor International PCL NVDR	207,300	177,765
PTT Exploration & Production PCL NVDR	158,861	326,052
PTT Global Chemical PCL NVDR	148,200	232,295
PTT PCL NVDR	97,900	756,941
Siam Cement PCL (The) Foreign	28,800	367,617
Siam Cement PCL (The) NVDR	13,500	172,320
Siam Commercial Bank PCL (The) NVDR	158,900	596,419
Thai Airways International PCL NVDR[b]	209,000	59,349
Thai Oil PCL NVDR	119,800	182,727
Thanachart Capital PCL NVDR	165,300	155,691
Tisco Financial Group PCL NVDR	130,400	138,402
True Corp. PCL NVDR[a,b]	899,400	255,400
TTW PCL NVDR	432,700	131,389

		8,982,605
TURKEY — 0.30%
Akbank TAS	217,948	560,664
Anadolu Efes Biracilik ve Malt Sanayii AS	21,550	170,233
Arcelik AS	29,166	159,273
BIM Birlesik Magazalar AS	20,773	423,080
Coca-Cola Icecek AS	9,874	125,307
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	219,195	213,052
Enka Insaat ve Sanayi AS	58,561	103,984
Eregli Demir ve Celik Fabrikalari TAS	142,811	203,063
Ford Otomotiv Sanayi AS	9,176	108,098
Haci Omer Sabanci Holding AS	103,509	329,198
KOC Holding AS	61,844	280,375
TAV Havalimanlari Holding AS	18,334	144,199
Tupras Turkiye Petrol Rafinerileri ASb	11,974	316,664
Turk Hava Yollari AOb	68,178	201,612
Turk Telekomunikasyon AS	61,856	133,629
Turkcell Iletisim Hizmetleri AS	88,304	351,809
Turkiye Garanti Bankasi AS	229,099	595,645
Turkiye Halk Bankasi AS	63,595	239,169
Turkiye Is Bankasi Class C	156,782	268,160
Turkiye Sinai Kalkinma Bankasi AS	152,497	80,658
Turkiye Sise ve Cam Fabrikalari AS	108,375	124,321

102

Consolidated Schedule of Investments (Unaudited)   (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Turkiye Vakiflar Bankasi Tao Class D	91,358	$130,529
Ulker Biskuvi Sanayi AS	19,001	128,561
Yapi ve Kredi Bankasi AS	105,902	129,122

		5,520,405
UNITED ARAB EMIRATES — 0.15%
Abu Dhabi Commercial Bank PJSC	180,691	368,968
Aldar Properties PJSC	373,836	232,063
Arabtec Holding PJSC[b]	246,033	109,187
Deyaar Development PJSC[b]	268,437	43,340
DP World Ltd.	17,465	352,967
Dubai Financial Market PJSC	279,045	108,643
Dubai Islamic Bank PJSC	63,226	111,376
Emaar Malls Group PJSC[b]	163,642	139,454
Emaar Properties PJSC	362,330	636,290
First Gulf Bank PJSC	101,899	342,632
National Bank of Abu Dhabi PJSC	89,720	212,520
Orascom Construction Ltd.[b]	7,547	75,470
Union Properties PJSC	216,602	50,776

		2,783,686
UNITED KINGDOM — 14.75%
3i Group PLC	82,780	640,505
AA PLC	53,810	230,115
Abcam PLC	26,963	250,266
Aberdeen Asset Management PLC	84,425	452,048
Admiral Group PLC	19,011	473,586
African Minerals Ltd.[a]	26,821	—
Aggreko PLC	23,057	326,002
Alent PLC[a]	29,373	226,274
Allied Minds PLC[a,b]	21,643	157,567
Amec Foster Wheeler PLC	32,885	361,100
Amerisur Resources PLC[a,b]	182,807	79,052
Amlin PLC	51,035	519,413
Anglo American PLC	133,652	1,128,248
Antofagasta PLC	36,154	293,978
ARM Holdings PLC	129,647	2,052,324
Ashmore Group PLC[a]	39,547	164,906
Ashtead Group PLC	45,870	708,416
ASOS PLC[a,b]	5,093	256,498
Associated British Foods PLC	31,886	1,701,405
AstraZeneca PLC	114,108	7,314,356
Avanti Communications Group PLC[b]	24,930	89,036
AVEVA Group PLC	7,231	229,381
Aviva PLC	357,971	2,686,852
Babcock International Group PLC	25,739	383,202
BAE Systems PLC	277,118	1,884,399
Balfour Beatty PLC[b]	65,816	253,302
Bank of Georgia Holdings PLC	4,485	138,533
Barclays PLC	1,496,081	5,360,467
Barratt Developments PLC	90,412	855,247
BBA Aviation PLC	95,612	281,594
Beazley PLC	64,148	360,219
Bellway PLC	11,907	477,383
Berendsen PLC	17,298	273,829
Berkeley Group Holdings PLC	11,588	593,806
Betfair Group PLC	8,035	400,446
BG Group PLC	309,050	4,892,290
BHP Billiton PLC	194,410	3,124,066
Big Yellow Group PLC	23,787	275,525
Bodycote PLC	22,847	181,717

Security	Shares	Value

Booker Group PLC	150,833	$433,513
Bovis Homes Group PLC	16,606	262,874
BP PLC	1,656,465	9,885,052
Brewin Dolphin Holdings PLC	42,053	175,356
British American Tobacco PLC	170,043	10,135,598
British Land Co. PLC (The)	77,571	1,042,864
Britvic PLC	23,778	256,692
BT Group PLC	755,949	5,428,815
BTG PLC[a,b]	36,699	312,862
Bunzl PLC	27,380	786,090
Burberry Group PLC	39,510	810,335
Bwin Party Digital Entertainment PLC	87,949	151,992
Cable & Wireless Communications PLC	285,915	324,993
Cairn Energy PLC[b]	63,815	147,834
Cape PLC	36,423	129,379
Capita PLC	58,350	1,148,975
Capital & Counties Properties PLC	67,834	465,671
Carillion PLC[a]	40,675	191,910
Carnival PLC	16,552	924,610
Centamin PLC	118,886	116,774
Centrica PLC	445,983	1,557,322
Chemring Group PLC	47,173	125,309
Cineworld Group PLC	29,664	252,888
Close Brothers Group PLC	15,269	345,232
Cobham PLC	98,446	421,911
Coca-Cola HBC AG	17,994	430,744
Compass Group PLC	145,946	2,522,213
Countrywide PLC	23,406	168,089
Crest Nicholson Holdings PLC	27,648	232,286
Croda International PLC	12,143	543,480
Daily Mail & General Trust PLC Class A NVS	25,119	290,565
Dairy Crest Group PLC	27,247	270,997
DCC PLC	7,861	631,914
De La Rue PLC	15,700	112,264
Debenhams PLC	130,003	179,595
Derwent London PLC	8,879	532,054
Devro PLC	34,339	150,614
Diageo PLC	224,782	6,521,272
Dialight PLC[a]	12,086	102,288
Dignity PLC	8,085	303,546
Diploma PLC	15,871	157,239
Direct Line Insurance Group PLC	123,754	753,799
Dixons Carphone PLC	87,943	626,533
Domino’s Pizza Group PLC	20,171	339,869
Drax Group PLC	43,275	174,169
DS Smith PLC	85,434	510,624
Dunelm Group PLC	12,022	175,827
easyJet PLC	16,733	452,243
Electrocomponents PLC	58,620	185,683
Elementis PLC	46,162	167,252
EnQuest PLC[b]	185,499	77,351
Enterprise Inns PLC[b]	63,550	105,508
Essentra PLC	24,173	314,342
esure Group PLC	41,034	167,938
Experian PLC	87,796	1,502,360
Faroe Petroleum PLC[a,b]	70,619	78,526
Fenner PLC	50,818	119,491
FirstGroup PLC[b]	125,258	187,161
Foxtons Group PLC	33,659	103,966
Fresnillo PLC	18,861	212,641
G4S PLC	136,957	513,350
Galliford Try PLC	9,794	226,434
Genus PLC	9,546	214,508

103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

GKN PLC	137,908	$611,693
GlaxoSmithKline PLC	443,885	9,631,775
Glencore PLC	1,128,032	1,959,898
Go-Ahead Group PLC	6,203	232,313
Grafton Group PLC	22,516	234,375
Grainger PLC	58,652	225,549
Great Portland Estates PLC	29,392	403,771
Greencore Group PLC	42,088	196,302
Greene King PLC	27,756	344,431
Greggs PLC	11,063	202,978
GW Pharmaceuticals PLC[a,b]	22,926	153,312
Halfords Group PLC	23,975	161,030
Halma PLC	34,690	409,047
Hammerson PLC	60,078	590,573
Hansteen Holdings PLC	106,764	204,624
Hargreaves Lansdown PLC	25,245	562,992
Hays PLC	140,443	305,612
Henderson Group PLC	107,201	475,326
Hikma Pharmaceuticals PLC	14,369	480,223
Hiscox Ltd.[a]	28,278	422,532
Home Retail Group PLC	78,308	135,814
Homeserve PLC	32,958	205,586
Howden Joinery Group PLC	59,272	424,378
HSBC Holdings PLC	1,780,171	13,955,419
Hunting PLC	18,491	102,750
ICAP PLC	52,404	356,104
IG Group Holdings PLC	36,289	423,418
Imagination Technologies Group PLC[a,b]	34,924	119,470
IMI PLC	23,396	344,345
Imperial Tobacco Group PLC	86,074	4,651,312
Inchcape PLC	35,711	440,941
Indivior PLC	71,308	226,423
Informa PLC	56,469	495,357
Inmarsat PLC	40,348	613,787
InterContinental Hotels Group PLC	20,231	812,676
Intermediate Capital Group PLC	31,712	277,204
International Personal Finance PLC	31,762	181,546
Interserve PLC	18,608	159,928
Intertek Group PLC	14,394	583,540
Intu Properties PLC	66,032	352,952
Investec PLC	46,876	392,382
ITE Group PLC	45,178	97,856
ITV PLC	348,843	1,359,812
J D Wetherspoon PLC	14,698	175,808
J Sainsbury PLC	111,352	458,133
John Wood Group PLC	30,398	280,271
Johnson Matthey PLC	17,583	701,961
Jupiter Fund Management PLC	37,085	258,249
Just Eat PLC[a,b]	30,647	201,631
KAZ Minerals PLC[b]	41,300	74,053
Kcom Group PLC	106,304	142,833
Keller Group PLC	10,309	129,837
Kier Group PLC	13,469	286,437
Kingfisher PLC	209,036	1,139,930
Ladbrokes PLC	105,811	172,566
Laird PLC	34,955	182,953
Lancashire Holdings Ltd.	23,640	260,131
Land Securities Group PLC	66,177	1,368,508
Legal & General Group PLC	532,786	2,152,534
Lloyds Banking Group PLC	5,102,413	5,810,044
London Stock Exchange Group PLC	28,448	1,118,147
LondonMetric Property PLC	77,242	201,843
Majestic Wine PLC[a]	22,475	116,974

Security	Shares	Value

Man Group PLC	188,775	$487,170
Marks & Spencer Group PLC	144,997	1,148,778
Marston’s PLC	76,888	191,893
Meggitt PLC	70,770	386,475
Melrose Industries PLC	86,063	353,821
Merlin Entertainments PLC[c]	55,182	353,505
Michael Page International PLC	33,725	257,716
Micro Focus International PLC	14,702	285,184
Mitchells & Butlers PLC[b]	24,166	132,381
Mitie Group PLC	47,278	234,674
Mondi PLC	33,076	768,281
Moneysupermarket.com Group PLC	66,648	343,996
Morgan Advanced Materials PLC	42,877	185,281
N Brown Group PLC	19,795	114,612
National Express Group PLC	44,498	205,756
National Grid PLC	327,882	4,683,009
Next PLC	12,716	1,571,086
Northgate PLC	19,198	120,199
Ocado Group PLC[a,b]	48,619	282,928
Old Mutual PLC	439,972	1,442,562
Ophir Energy PLC[a,b]	82,537	122,308
Optimal Payments PLC[b]	46,626	218,908
Oxford Instruments PLC	9,385	75,297
Pace PLC	35,712	205,502
Paragon Group of Companies PLC (The)	32,791	212,698
Pearson PLC	72,398	963,255
Pennon Group PLC	34,433	431,276
Persimmon PLC	27,860	857,958
Petra Diamonds Ltd.[a]	54,934	63,333
Petrofac Ltd.	22,380	291,372
Phoenix Group Holdings	17,799	235,166
Playtech PLC	20,687	273,483
Premier Farnell PLC	63,342	97,825
Premier Oil PLC[b]	97,601	103,253
Provident Financial PLC	14,006	750,591
Prudential PLC	231,506	5,430,997
QinetiQ Group PLC	67,138	232,261
Quindell PLC[b]	47,513	75,030
Randgold Resources Ltd.	7,867	530,703
Reckitt Benckiser Group PLC	57,686	5,651,883
Redrow PLC	25,900	185,640
Regus PLC	69,276	357,988
RELX PLC	100,521	1,803,942
Renishaw PLC	4,555	132,957
Rentokil Initial PLC	175,083	417,765
Restaurant Group PLC (The)	21,841	241,853
Rexam PLC	57,665	480,912
Rightmove PLC	9,786	580,207
Rio Tinto PLC	113,426	4,131,503
Rockhopper Exploration PLC[a,b]	104,029	63,462
Rolls-Royce Holdings PLC	168,374	1,787,752
Rotork PLC	85,256	246,748
Royal Bank of Scotland Group PLC[b]	282,127	1,383,836
Royal Dutch Shell PLC Class A	355,250	9,272,148
Royal Dutch Shell PLC Class B	220,889	5,799,393
Royal Mail PLC	70,123	482,251
RPC Group PLC	25,730	258,690
RPS Group PLC	34,804	126,315
RSA Insurance Group PLC	88,206	573,372
SABMiller PLC	87,404	5,392,717
Sage Group PLC (The)	96,732	814,191
Savills PLC	17,628	249,378
Schroders PLC	11,407	525,514

104

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

SEGRO PLC	60,942	$423,346
Senior PLC	48,336	169,306
Serco Group PLC[b]	108,950	157,662
Severn Trent PLC	20,511	710,519
Shaftesbury PLC	22,755	330,518
Shanks Group PLC	108,268	158,431
Shire PLC	53,797	4,091,889
SIG PLC	69,299	142,879
Sky PLC	90,761	1,536,276
Smith & Nephew PLC	78,672	1,348,661
Smiths Group PLC	33,139	492,350
SOCO International PLC	41,431	113,255
Spectris PLC	10,496	270,221
Spirax-Sarco Engineering PLC	6,560	308,092
Spire Healthcare Group PLC[c]	26,577	153,880
Spirent Communications PLC	103,441	117,419
Sports Direct International PLC[b]	23,869	256,937
SSE PLC	87,626	2,050,242
ST Modwen Properties PLC	26,077	177,162
St. James’s Place PLC	49,670	739,871
Stagecoach Group PLC	49,582	264,947
Standard Chartered PLC	230,586	2,569,027
Standard Life PLC	174,227	1,132,541
Stobart Group Ltd.	64,055	109,561
Synthomer PLC	49,261	251,896
TalkTalk Telecom Group PLC[a]	50,197	196,136
Tate & Lyle PLC	41,644	384,282
Taylor Wimpey PLC	301,365	921,547
Telecity Group PLC	22,133	401,641
Tesco PLC[b]	730,233	2,067,205
Thomas Cook Group PLC[b]	139,067	263,958
Travis Perkins PLC	20,835	616,522
Trinity Mirror PLC	42,127	110,929
TUI AG	44,604	832,836
Tullett Prebon PLC	29,508	160,323
UBM PLC	40,417	319,590
UDG Healthcare PLC	35,892	263,411
Ultra Electronics Holdings PLC	7,916	205,755
Unilever PLC	114,229	5,103,691
UNITE Group PLC (The)	29,802	306,074
United Utilities Group PLC	60,422	922,426
Vectura Group PLC[a,b]	60,490	163,299
Vedanta Resources PLC[a]	12,419	94,845
Vesuvius PLC	26,958	148,758
Victrex PLC	8,094	231,257
Vodafone Group PLC	2,418,512	8,002,554
Weir Group PLC (The)	20,323	334,897
WH Smith PLC	12,445	327,702
Whitbread PLC	15,635	1,199,124
William Hill PLC	76,213	373,237
Wm Morrison Supermarkets PLC	188,490	490,510
Wolseley PLC	23,053	1,358,968
Workspace Group PLC	19,448	287,590
WPP PLC	116,251	2,617,663
WS Atkins PLC	11,164	237,590
Xaar PLC	13,382	105,609
Xchanging PLC	82,699	214,570

		269,047,465

TOTAL COMMON STOCKS
(Cost: $1,859,315,387)		1,787,958,018

Security	Shares	Value

INVESTMENT COMPANIES — 0.39%

AUSTRALIA — 0.01%
Spark Infrastructure Group	142,735	$211,815

		211,815
RUSSIA — 0.38%
iShares MSCIRussia Capped ETF[a,b,e]	547,776	6,967,711

		6,967,711

TOTAL INVESTMENT COMPANIES
(Cost: $9,066,719)		7,179,526

PREFERRED STOCKS — 0.90%

AUSTRALIA — 0.01%
Multiplex SITES Trust[b,d]	4,673	259,715

		259,715

BRAZIL — 0.37%
AES Tiete SA	13,800	49,618
Banco Bradesco SA	232,092	1,268,048
Banco do Estado do Rio Grande do Sul SA Class B	26,100	40,675
Braskem SA Class A	18,200	103,130
Centrais Eletricas Brasileiras SA Class B	24,700	60,599
Cia. Brasileira de Distribuicao	15,700	207,255
Cia. Energetica de Minas Gerais	87,102	162,255
Cia. Paranaense de Energia Class B	10,600	89,628
Itau Unibanco Holding SA	274,891	1,893,087
Itausa — Investimentos Itau SA	317,938	595,568
Lojas Americanas SA	54,700	237,804
Marcopolo SA	106,900	54,234
Petroleo Brasileiro SA	387,900	778,091
Randon SA Implemetos e Participacoes	86,725	63,854
Suzano Papel e Celulose SA Class A	40,100	172,663
Telefonica Brasil SA	34,200	355,467
Vale SA	159,275	581,382

		6,713,358
CHILE — 0.02%
Embotelladora Andina SA Class B	25,870	94,961
Sociedad Quimica y Minera de Chile SA Series B	8,797	169,478

		264,439
COLOMBIA — 0.03%
Banco Davivienda SA	11,967	98,583
Bancolombia SA	39,624	344,235
Grupo Aval Acciones y Valores SA	262,112	105,153

		547,971
GERMANY — 0.29%
Bayerische Motoren Werke AG	4,439	360,950
Draegerwerk AG & Co. KGaA	1,153	83,514
Fuchs Petrolub SE	6,276	302,373

105

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2015

Security	Shares	Value

Henkel AG & Co. KGaA	16,107	$1,756,130
Jungheinrich AG	2,250	166,700
Porsche Automobil Holding SE	13,447	632,790
Sartorius AG	1,000	227,337
Volkswagen AG	14,704	1,775,335

		5,305,129
ITALY — 0.03%
Telecom Italia SpA RSP	527,346	595,931

		595,931
SOUTH KOREA — 0.15%
AmorePacific Corp.	838	142,233
Hyundai Motor Co.	2,645	255,208
Hyundai Motor Co. Series 2	3,523	352,285
Samsung Electronics Co. Ltd.	1,867	1,956,989

		2,706,715
UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC	15,608,270	24,105

		24,105

TOTAL PREFERRED STOCKS
(Cost: $24,286,532)		16,417,363

RIGHTS — 0.01%

FRANCE — 0.00%
Technicolor SAa,b	44,468	11,003

		11,003
ITALY — 0.00%
Mediolanum SpA[b]	29,959	2

		2
SOUTH KOREA — 0.00%
Mirae Asset Securities Co. Ltd.[b]	2,783	9,276
SK Chemicals Co. Ltd.[b]	242	2,038

		11,314
SPAIN — 0.01%
Banco Santander SAb	1,316,966	72,740

		72,740

TOTAL RIGHTS
(Cost: $92,366)		95,059

SHORT-TERM INVESTMENTS — 1.95%

MONEY MARKET FUNDS — 1.95%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%[e,f,g]	31,785,250	31,785,250

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares 0.19%[e,f,g]	1,644,688	$1,644,688
BlackRock Cash Funds: Treasury, SL Agency Shares 0.02%[e,f]	2,235,434	2,235,434

		35,665,372

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,665,372)		35,665,372

TOTAL INVESTMENTS IN SECURITIES — 101.26%
(Cost: $1,928,426,376)		1,847,315,338
Other Assets, Less Liabilities — (1.26)%		(23,002,555)

NET ASSETS — 100.00%		$1,824,312,783

ADR  —   American Depositary Receipts

CPO  —   Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of October 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini	63	Dec. 2015	New York Board of Trade	$2,657,655	$124,983

MSCI EAFE E-Mini	105	Dec. 2015	NYSE LIFFE	9,224,775	321,339

Net unrealized appreciation					$446,322

See accompanying notes to schedules of investments.

106

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.13%

EXCHANGE-TRADED FUNDS — 100.13%
iShares MSCI ACWI ETF[a]	41,732	$2,423,377

		2,423,377

TOTAL INVESTMENT COMPANIES (Cost: $2,476,299)		2,423,377

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	974	974

		974

TOTAL SHORT-TERM INVESTMENTS
(Cost: $974)		974

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $2,477,273)		2,424,351
Other Assets, Less Liabilities — (0.17)%		(4,166)

NET ASSETS — 100.00%		$2,420,185

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of October 31, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	74,000	USD	52,360	11/05/2015	CITI	$405
BRL	57,000	USD	14,552	11/05/2015	CITI	225
CAD	95,000	USD	72,050	11/05/2015	CITI	601
CHF	72,000	USD	72,660	11/05/2015	CITI	185
DKK	94,000	USD	13,845	11/05/2015	CITI	16
EUR	212,000	USD	232,148	11/05/2015	CITI	983
GBP	106,000	USD	162,039	11/05/2015	CITI	1,368
ILS	21,000	USD	5,414	11/05/2015	CITI	13
INR	5,000	USD	76	11/05/2015	CITI	1
JPY	20,361,000	USD	168,138	11/05/2015	CITI	597
KRW	49,225,000	USD	43,036	11/05/2015	CITI	120
MXN	252,000	USD	15,143	11/05/2015	CITI	112
NOK	40,000	USD	4,668	11/05/2015	CITI	40
NZD	2,000	USD	1,336	11/05/2015	CITI	18
RUB	469,000	USD	7,282	11/05/2015	CITI	60
SEK	188,000	USD	21,990	11/05/2015	CITI	16

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
SGD	14,000	USD	9,967	11/05/2015	CITI	$26
TRY	9,000	USD	3,056	11/05/2015	CITI	28
TWD	1,283,000	USD	39,385	11/05/2015	CITI	134
USD	77,391	CHF	75,000	11/05/2015	CITI	1,510
USD	14,471	DKK	96,000	11/05/2015	CITI	316
USD	255,187	EUR	227,000	11/05/2015	CITI	5,561
USD	75,997	HKD	589,000	11/05/2015	CITI	3
USD	190,798	JPY	22,825,000	11/05/2015	CITI	1,644
USD	4,709	NOK	40,000	11/05/2015	CITI	2
USD	24,420	SEK	205,000	11/05/2015	CITI	425
ZAR	244,000	USD	17,614	11/05/2015	CITI	11
BRL	2,000	USD	513	12/03/2015	CITI	—
HKD	3,000	USD	387	12/03/2015	CITI	—
INR	1,000	USD	15	12/03/2015	CITI	—
USD	4,986	AUD	7,000	12/03/2015	CITI	2
USD	514	BRL	2,000	12/03/2015	CITI	—
USD	6,089	CHF	6,000	12/03/2015	CITI	14
USD	889	DKK	6,000	12/03/2015	CITI	4
USD	29,831	EUR	27,000	12/03/2015	CITI	129
USD	15,441	GBP	10,000	12/03/2015	CITI	28
USD	82,330	HKD	638,000	12/03/2015	CITI	5
USD	259	ILS	1,000	12/03/2015	CITI	—
USD	19,153	INR	1,258,000	12/03/2015	CITI	9
USD	472	NOK	4,000	12/03/2015	CITI	2
USD	326	RUB	21,000	12/03/2015	CITI	—
USD	1,886	SEK	16,000	12/03/2015	CITI	12
USD	713	SGD	1,000	12/03/2015	CITI	—
USD	340	TRY	1,000	12/03/2015	CITI	—
USD	1,729	ZAR	24,000	12/03/2015	CITI	4

						14,629

CHF	3,000	USD	3,074	11/05/2015	CITI	(39)
DKK	2,000	USD	300	11/05/2015	CITI	(5)
EUR	15,000	USD	16,752	11/05/2015	CITI	(257)
HKD	589,000	USD	76,001	11/05/2015	CITI	(6)
INR	1,258,000	USD	19,247	11/05/2015	CITI	(5)
JPY	2,464,000	USD	20,572	11/05/2015	CITI	(153)
SEK	17,000	USD	2,029	11/05/2015	CITI	(39)
USD	51,635	AUD	74,000	11/05/2015	CITI	(1,129)
USD	13,655	BRL	57,000	11/05/2015	CITI	(1,121)
USD	70,826	CAD	95,000	11/05/2015	CITI	(1,824)
USD	160,563	GBP	106,000	11/05/2015	CITI	(2,845)
USD	5,339	ILS	21,000	11/05/2015	CITI	(89)
USD	19,009	INR	1,263,000	11/05/2015	CITI	(310)
USD	41,101	KRW	49,225,000	11/05/2015	CITI	(2,055)
USD	14,702	MXN	252,000	11/05/2015	CITI	(553)
USD	1,269	NZD	2,000	11/05/2015	CITI	(85)
USD	7,057	RUB	469,000	11/05/2015	CITI	(285)
USD	9,780	SGD	14,000	11/05/2015	CITI	(213)
USD	2,927	TRY	9,000	11/05/2015	CITI	(158)
USD	38,647	TWD	1,283,000	11/05/2015	CITI	(872)
USD	17,339	ZAR	244,000	11/05/2015	CITI	(286)
AUD	1,000	USD	712	12/03/2015	CITI	—
CAD	1,000	USD	765	12/03/2015	CITI	—
DKK	3,000	USD	443	12/03/2015	CITI	—
GBP	1,000	USD	1,543	12/03/2015	CITI	(1)
KRW	245,000	USD	215	12/03/2015	CITI	—
RUB	3,000	USD	47	12/03/2015	CITI	—
TWD	13,000	USD	401	12/03/2015	CITI	—
USD	48,787	AUD	69,000	12/03/2015	CITI	(340)
USD	13,429	BRL	53,000	12/03/2015	CITI	(178)
USD	72,911	CAD	96,000	12/03/2015	CITI	(492)
USD	72,721	CHF	72,000	12/03/2015	CITI	(187)

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

October 31, 2015

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	13,853	DKK	94,000	12/03/2015	CITI	$(16)
USD	232,232	EUR	212,000	12/03/2015	CITI	(981)
USD	154,439	GBP	101,000	12/03/2015	CITI	(1,234)
USD	4,905	ILS	19,000	12/03/2015	CITI	(6)
USD	805	INR	53,000	12/03/2015	CITI	(1)
USD	191,000	JPY	23,114,000	12/03/2015	CITI	(596)
USD	46,456	KRW	53,180,000	12/03/2015	CITI	(80)
USD	15,428	MXN	257,000	12/03/2015	CITI	(97)
USD	4,314	NOK	37,000	12/03/2015	CITI	(38)
USD	1,333	NZD	2,000	12/03/2015	CITI	(18)
USD	6,697	RUB	434,000	12/03/2015	CITI	(39)
USD	22,003	SEK	188,000	12/03/2015	CITI	(17)
USD	9,956	SGD	14,000	12/03/2015	CITI	(28)
USD	3,031	TRY	9,000	12/03/2015	CITI	(28)
USD	41,681	TWD	1,359,000	12/03/2015	CITI	(160)
USD	16,810	ZAR	234,000	12/03/2015	CITI	(12)
ZAR	5,000	USD	360	12/03/2015	CITI	(1)

						(16,879)

		Net Unrealized Depreciation				$(2,250)

Counterparties:

CITI — Citibank N.A. London

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Ruble Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

ZAR — South African Rand

See accompanying notes to schedules of investments.

108

Schedule of Investments     (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.33%

EXCHANGE-TRADED FUNDS — 100.33%
iShares MSCI ACWI ex U.S. ETF[a]	56,745	$2,361,159

		2,361,159

TOTAL INVESTMENT COMPANIES
(Cost: $2,505,751)		2,361,159

SHORT-TERM INVESTMENTS — 0.05%
MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares

0.02%[a,b]	1,182	1,182

		1,182

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,182)		1,182

TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $2,506,933)		2,362,341
Other Assets, Less Liabilities — (0.38)%		(8,956)

NET ASSETS — 100.00%		$2,353,385

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of October 31, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	155,000	USD	109,679	11/05/2015	CITI	$840
BRL	117,000	USD	29,878	11/05/2015	CITI	451
CAD	200,000	USD	151,665	11/05/2015	CITI	1,284
CHF	149,000	USD	150,367	11/05/2015	CITI	383
DKK	195,000	USD	28,720	11/05/2015	CITI	32
EUR	443,000	USD	485,103	11/05/2015	CITI	2,054
GBP	221,000	USD	337,843	11/05/2015	CITI	2,846
ILS	44,000	USD	11,345	11/05/2015	CITI	27
INR	22,000	USD	334	11/05/2015	CITI	3
JPY	42,451,000	USD	350,553	11/05/2015	CITI	1,244
KRW	103,024,000	USD	90,058	11/05/2015	CITI	264
MXN	525,000	USD	31,547	11/05/2015	CITI	235
NOK	84,000	USD	9,803	11/05/2015	CITI	83
NZD	4,000	USD	2,671	11/05/2015	CITI	37
RUB	980,000	USD	15,216	11/05/2015	CITI	126
SEK	393,000	USD	45,968	11/05/2015	CITI	34

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
SGD	31,000	USD	22,051	11/05/2015	CITI	$76
TRY	21,000	USD	7,117	11/05/2015	CITI	79
TWD	2,674,000	USD	82,085	11/05/2015	CITI	280
USD	162,000	CHF	157,000	11/05/2015	CITI	3,156
USD	29,997	DKK	199,000	11/05/2015	CITI	654
USD	535,078	EUR	476,000	11/05/2015	CITI	11,632
USD	157,930	HKD	1,224,000	11/05/2015	CITI	6
USD	396,333	JPY	47,413,000	11/05/2015	CITI	3,416
USD	9,654	NOK	82,000	11/05/2015	CITI	4
USD	51,343	SEK	431,000	11/05/2015	CITI	894
ZAR	510,000	USD	36,817	11/05/2015	CITI	23
BRL	3,000	USD	769	12/03/2015	CITI	1
HKD	6,000	USD	774	12/03/2015	CITI	—
INR	1,000	USD	15	12/03/2015	CITI	—
USD	9,260	AUD	13,000	12/03/2015	CITI	4
USD	1,028	BRL	4,000	12/03/2015	CITI	1
USD	12,182	CHF	12,000	12/03/2015	CITI	30
USD	1,779	DKK	12,000	12/03/2015	CITI	8
USD	58,561	EUR	53,000	12/03/2015	CITI	258
USD	29,338	GBP	19,000	12/03/2015	CITI	52
USD	170,854	HKD	1,324,000	12/03/2015	CITI	11
USD	518	ILS	2,000	12/03/2015	CITI	1
USD	39,936	INR	2,623,000	12/03/2015	CITI	18
USD	827	NOK	7,000	12/03/2015	CITI	3
USD	606	RUB	39,000	12/03/2015	CITI	1
USD	3,535	SEK	30,000	12/03/2015	CITI	22
USD	1,426	SGD	2,000	12/03/2015	CITI	—
USD	340	TRY	1,000	12/03/2015	CITI	—
USD	3,314	ZAR	46,000	12/03/2015	CITI	8

						30,581

CHF	8,000	USD	8,197	11/05/2015	CITI	(102)
DKK	4,000	USD	599	11/05/2015	CITI	(9)
EUR	33,000	USD	36,855	11/05/2015	CITI	(565)
HKD	1,224,000	USD	157,937	11/05/2015	CITI	(13)
INR	2,623,000	USD	40,132	11/05/2015	CITI	(11)
JPY	4,962,000	USD	41,432	11/05/2015	CITI	(311)
SEK	38,000	USD	4,534	11/05/2015	CITI	(86)
USD	108,154	AUD	155,000	11/05/2015	CITI	(2,365)
USD	28,028	BRL	117,000	11/05/2015	CITI	(2,302)
USD	149,118	CAD	200,000	11/05/2015	CITI	(3,831)
USD	334,755	GBP	221,000	11/05/2015	CITI	(5,934)
USD	11,186	ILS	44,000	11/05/2015	CITI	(186)
USD	39,811	INR	2,645,000	11/05/2015	CITI	(646)
USD	86,027	KRW	103,024,000	11/05/2015	CITI	(4,295)
USD	30,631	MXN	525,000	11/05/2015	CITI	(1,151)
USD	234	NOK	2,000	11/05/2015	CITI	(1)
USD	2,538	NZD	4,000	11/05/2015	CITI	(170)
USD	14,746	RUB	980,000	11/05/2015	CITI	(596)
USD	21,658	SGD	31,000	11/05/2015	CITI	(468)
USD	6,830	TRY	21,000	11/05/2015	CITI	(366)
USD	80,547	TWD	2,674,000	11/05/2015	CITI	(1,818)
USD	36,244	ZAR	510,000	11/05/2015	CITI	(596)
AUD	2,000	USD	1,425	12/03/2015	CITI	(1)
DKK	6,000	USD	886	12/03/2015	CITI	(1)
GBP	1,000	USD	1,543	12/03/2015	CITI	(1)
KRW	443,000	USD	388	12/03/2015	CITI	—
NOK	1,000	USD	118	12/03/2015	CITI	—
RUB	5,000	USD	78	12/03/2015	CITI	—
TWD	24,000	USD	740	12/03/2015	CITI	(1)
USD	102,524	AUD	145,000	12/03/2015	CITI	(714)
USD	27,871	BRL	110,000	12/03/2015	CITI	(369)
USD	150,366	CAD	198,000	12/03/2015	CITI	(1,027)

109

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2015

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	150,492	CHF	149,000	12/03/2015	CITI	$(388)
USD	28,739	DKK	195,000	12/03/2015	CITI	(33)
USD	485,276	EUR	443,000	12/03/2015	CITI	(2,050)
USD	322,641	GBP	211,000	12/03/2015	CITI	(2,578)
USD	10,327	ILS	40,000	12/03/2015	CITI	(13)
USD	1,489	INR	98,000	12/03/2015	CITI	(2)
USD	396,613	JPY	47,997,000	12/03/2015	CITI	(1,242)
USD	96,411	KRW	110,365,000	12/03/2015	CITI	(167)
USD	31,996	MXN	533,000	12/03/2015	CITI	(201)
USD	9,095	NOK	78,000	12/03/2015	CITI	(80)
USD	2,666	NZD	4,000	12/03/2015	CITI	(37)
USD	13,965	RUB	905,000	12/03/2015	CITI	(81)
USD	45,995	SEK	393,000	12/03/2015	CITI	(35)
USD	20,622	SGD	29,000	12/03/2015	CITI	(58)
USD	6,735	TRY	20,000	12/03/2015	CITI	(63)
USD	86,489	TWD	2,820,000	12/03/2015	CITI	(334)
USD	35,057	ZAR	488,000	12/03/2015	CITI	(24)
ZAR	8,000	USD	576	12/03/2015	CITI	(1)

						(35,323)

		Net Unrealized Depreciation				$(4,742)

Counterparties:

CITI — Citibank N.A. London

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Ruble Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

ZAR — South African Rand

See accompanying notes to schedules of investments.

110

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.34%

EXCHANGE-TRADED FUNDS — 100.34%
iShares MSCI EAFE ETF[a]	48,906,099	$2,988,651,710

		2,988,651,710
TOTAL INVESTMENT COMPANIES
(Cost: $3,144,970,507)		2,988,651,710

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,b,c]	17,827,537	17,827,537
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,b,c]	922,463	922,463
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	1,018,721	1,018,721

		19,768,721

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,768,721)		19,768,721

TOTAL INVESTMENTS IN SECURITIES — 101.01%
(Cost: $3,164,739,228)		3,008,420,431
Other Assets, Less Liabilities — (1.01)%		(29,983,158)

NET ASSETS — 100.00%		$2,978,437,273

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of October 31, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Apprec- iation (Deprec- iation)
AUD	34,393,000	USD	24,364,001	11/04/2015	MS	$160,367
AUD	219,340,000	USD	155,320,576	11/04/2015	MS	1,082,614
AUD	15,779,000	USD	11,053,989	11/04/2015	MS	197,428
CHF	34,780,000	USD	35,134,862	11/04/2015	MS	52,558
CHF	217,128,000	USD	219,112,944	11/04/2015	MS	558,538
CHF	5,240,000	USD	5,289,937	11/04/2015	MS	11,445
DKK	5,418,000	USD	796,054	11/04/2015	BNP	2,803
DKK	40,912,000	USD	6,012,668	11/04/2015	MS	19,599
DKK	289,259,000	USD	42,602,430	11/04/2015	MS	47,345
EUR	95,590,000	USD	104,604,137	11/04/2015	MS	512,665

Currency Purchased		Currency Sold		Settlement Date	Coun- ter- party	Unrealized Apprec- iation (Deprec- iation)
EUR	694,208,000	USD	760,175,809	11/04/2015	MS	$3,219,159
GBP	55,305,000	USD	84,562,943	11/04/2015	MS	694,653
GBP	322,238,000	USD	492,828,494	11/04/2015	MS	3,930,155
GBP	17,853,000	USD	27,039,136	11/04/2015	MS	482,857
ILS	10,709,000	USD	2,760,734	11/04/2015	BNP	7,056
ILS	52,198,000	USD	13,474,631	11/04/2015	CITI	16,178
ILS	12,370,000	USD	3,172,980	11/04/2015	MS	24,102
JPY	24,808,425,000	USD	205,273,468	11/04/2015	MS	315,535
JPY	133,474,280,000	USD	1,104,133,398	11/04/2015	MS	1,976,488
JPY	8,256,139,000	USD	68,416,317	11/04/2015	MS	2,835
NOK	123,543,000	USD	14,412,813	11/04/2015	BNP	126,973
NOK	9,794,000	USD	1,147,599	11/04/2015	CITI	5,058
NOK	18,690,000	USD	2,183,054	11/04/2015	MS	16,573
NZD	4,549,000	USD	3,038,327	11/04/2015	BNP	41,806
NZD	991,000	USD	653,331	11/04/2015	CITI	17,677
NZD	874,000	USD	584,451	11/04/2015	MS	7,336
SEK	626,343,000	USD	73,259,087	11/04/2015	BNP	54,070
SEK	94,924,000	USD	11,089,771	11/04/2015	MS	21,040
SGD	4,125,000	USD	2,893,824	11/04/2015	BNP	50,585
SGD	7,847,000	USD	5,581,875	11/04/2015	CITI	19,284
SGD	44,669,000	USD	31,800,238	11/04/2015	MS	84,326
USD	1,436,015	AUD	1,976,000	11/04/2015	CITI	27,003
USD	36,752,190	CHF	35,645,000	11/04/2015	BNP	689,638
USD	224,106,738	CHF	217,364,000	11/04/2015	CITI	4,196,491
USD	19,634,151	CHF	19,047,000	11/04/2015	MS	364,031
USD	6,333,925	DKK	42,017,000	11/04/2015	BNP	138,731
USD	43,625,906	DKK	289,561,000	11/04/2015	CITI	931,603
USD	1,691,003	DKK	11,216,000	11/04/2015	MS	37,261
USD	110,412,016	EUR	98,214,000	11/04/2015	BNP	2,409,697
USD	780,908,215	EUR	694,920,000	11/04/2015	CITI	16,730,287
USD	14,900,047	EUR	13,306,000	11/04/2015	MS	267,929
USD	2,906,260	GBP	1,880,000	11/04/2015	BNP	8,072
USD	8,203,010	HKD	63,573,000	11/04/2015	BNP	662
USD	12,422,710	HKD	96,282,000	11/04/2015	CITI	165
USD	79,317,176	HKD	614,724,000	11/04/2015	MS	3,944
USD	135,116	ILS	521,000	11/04/2015	CITI	461
USD	557,065,552	JPY	66,737,140,000	11/04/2015	BNP	4,010,609
USD	20,090,760	JPY	2,405,989,000	11/04/2015	CITI	152,175
USD	104,559,951	JPY	12,530,489,000	11/04/2015	MS	718,988
USD	2,263,435	NOK	19,156,000	11/04/2015	BNP	8,963
USD	14,592,891	NOK	123,673,000	11/04/2015	CITI	37,805
USD	10,845	NZD	16,000	11/04/2015	MS	11
USD	11,607,306	SEK	97,220,000	11/04/2015	BNP	227,750
USD	74,797,082	SEK	626,968,000	11/04/2015	BNP	1,410,769
USD	2,431,589	SEK	20,375,000	11/04/2015	CITI	46,705
USD	184,049	SGD	255,000	11/04/2015	MS	2,030
AUD	7,645,000	USD	5,424,673	12/03/2015	BNP	18,490
DKK	10,587,000	USD	1,561,704	12/03/2015	CITI	353
EUR	43,362,000	USD	47,456,023	12/03/2015	MS	244,792
GBP	12,364,000	USD	18,888,606	12/03/2015	BNP	168,265
JPY	5,850,150,000	USD	48,351,144	12/03/2015	CITI	141,713
NOK	9,776,000	USD	1,142,399	12/03/2015	MS	7,579
SEK	45,530,000	USD	5,323,406	12/03/2015	BNP	9,249
SGD	3,379,000	USD	2,400,591	12/03/2015	BNP	8,970
USD	168,031	AUD	236,000	12/03/2015	CITI	1
USD	17,041,759	AUD	23,924,000	12/03/2015	MS	8,112
USD	20,574,185	CHF	20,263,000	12/03/2015	BNP	55,522
USD	3,327,434	DKK	22,449,000	12/03/2015	BNP	15,199
USD	102,835,185	EUR	93,062,000	12/03/2015	CITI	461,372
USD	51,540,047	GBP	33,379,000	12/03/2015	MS	92,350
USD	12,133,921	HKD	94,030,000	12/03/2015	BNP	752
USD	9,600,642	HKD	74,401,000	12/03/2015	BNP	302
USD	79,245,763	HKD	614,098,000	12/03/2015	CITI	5,573

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2015

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Apprec- iation (Deprec- iation)
USD	989,118	ILS	3,820,000	12/03/2015	BNP	$1,652
USD	1,595,158	NOK	13,505,000	12/03/2015	CITI	6,527
USD	6,641,827	SEK	56,360,000	12/03/2015	MS	40,719
USD	3,455,578	SGD	4,845,000	12/03/2015	BNP	614

						47,468,994

AUD	856,000	USD	616,021	11/04/2015	BNP	(5,638)
AUD	237,000	USD	170,890	11/04/2015	CITI	(1,894)
CHF	865,000	USD	877,129	11/04/2015	BNP	(1,996)
CHF	236,000	USD	242,667	11/04/2015	CITI	(3,902)
CHF	13,807,000	USD	14,146,444	11/04/2015	MS	(177,706)
DKK	1,105,000	USD	163,580	11/04/2015	BNP	(653)
DKK	302,000	USD	44,980	11/04/2015	CITI	(452)
DKK	5,798,000	USD	868,321	11/04/2015	MS	(13,435)
EUR	2,624,000	USD	2,897,392	11/04/2015	BNP	(11,876)
EUR	712,000	USD	791,135	11/04/2015	CITI	(8,175)
EUR	56,668,000	USD	63,288,352	11/04/2015	MS	(972,640)
HKD	96,282,000	USD	12,423,500	11/04/2015	BNP	(955)
HKD	614,724,000	USD	79,319,780	11/04/2015	CITI	(6,548)
HKD	63,573,000	USD	8,202,714	11/04/2015	MS	(366)
JPY	252,553,000	USD	2,098,094	11/04/2015	BNP	(5,171)
JPY	8,256,139,000	USD	68,943,823	11/04/2015	MS	(524,672)
NOK	466,000	USD	55,115	11/04/2015	BNP	(272)
NOK	130,000	USD	15,680	11/04/2015	CITI	(380)
NOK	1,101,000	USD	129,926	11/04/2015	MS	(350)
NZD	20,000	USD	13,555	11/04/2015	BNP	(13)
NZD	6,000	USD	4,073	11/04/2015	CITI	(10)
SEK	2,296,000	USD	270,109	11/04/2015	BNP	(1,364)
SEK	625,000	USD	73,931	11/04/2015	CITI	(775)
SEK	65,843,000	USD	7,856,406	11/04/2015	MS	(149,514)
SGD	171,000	USD	122,458	11/04/2015	BNP	(399)
SGD	47,000	USD	33,716	11/04/2015	CITI	(167)
USD	23,264,814	AUD	33,273,000	11/04/2015	BNP	(460,923)
USD	153,614,575	AUD	219,577,000	11/04/2015	CITI	(2,957,610)
USD	11,074,150	AUD	15,779,000	11/04/2015	MS	(177,268)
USD	47,438,028	EUR	43,362,000	11/04/2015	MS	(245,566)
USD	80,905,594	GBP	53,425,000	11/04/2015	BNP	(1,453,814)
USD	487,994,045	GBP	322,238,000	11/04/2015	CITI	(8,764,603)
USD	27,197,630	GBP	17,853,000	11/04/2015	MS	(324,363)
USD	2,594,647	ILS	10,188,000	11/04/2015	BNP	(38,487)
USD	13,299,712	ILS	52,198,000	11/04/2015	CITI	(191,097)
USD	3,149,153	ILS	12,370,000	11/04/2015	MS	(47,929)
USD	103,836,660	JPY	12,530,489,000	11/04/2015	BNP	(4,303)
USD	553,032,028	JPY	66,737,140,000	11/04/2015	CITI	(22,915)
USD	116,752,280	JPY	14,106,289,000	11/04/2015	MS	(147,438)
USD	1,273,787	NOK	10,895,000	11/04/2015	MS	(8,446)
USD	558,746	NZD	878,000	11/04/2015	BNP	(35,749)
USD	2,896,218	NZD	4,555,000	11/04/2015	CITI	(187,978)
USD	630,028	NZD	991,000	11/04/2015	MS	(40,979)
USD	5,312,744	SEK	45,468,000	11/04/2015	MS	(9,265)
USD	5,427,001	SGD	7,763,000	11/04/2015	BNP	(114,200)
USD	31,283,953	SGD	44,716,000	11/04/2015	CITI	(634,161)
USD	2,925,959	SGD	4,125,000	11/04/2015	MS	(18,450)
GBP	1,622,000	USD	2,500,436	12/03/2015	MS	(417)
HKD	65,116,000	USD	8,403,090	12/03/2015	MS	(841)
SGD	545,000	USD	388,822	12/03/2015	MS	(183)
USD	24,327,889	AUD	34,393,000	12/03/2015	BNP	(159,581)
USD	155,087,637	AUD	219,340,000	12/03/2015	CITI	(1,080,234)
USD	35,411,108	CHF	35,023,000	12/03/2015	BNP	(53,785)
USD	219,302,605	CHF	217,128,000	12/03/2015	CITI	(564,945)
USD	6,728,816	CHF	6,657,000	12/03/2015	MS	(12,177)
USD	6,061,425	DKK	41,215,000	12/03/2015	BNP	(19,636)
USD	42,630,125	DKK	289,259,000	12/03/2015	CITI	(48,551)

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Apprec- iation (Deprec- iation)
USD	796,596	DKK	5,418,000	12/03/2015	MS	$(2,802)
USD	105,450,538	EUR	96,324,000	12/03/2015	BNP	(511,672)
USD	760,457,658	EUR	694,208,000	12/03/2015	CITI	(3,213,011)
USD	1,385,987	EUR	1,260,000	12/03/2015	MS	(89)
USD	83,185,058	GBP	54,412,000	12/03/2015	BNP	(681,207)
USD	492,207,230	GBP	321,893,000	12/03/2015	CITI	(3,932,659)
USD	80,770	HKD	626,000	12/03/2015	BNP	(6)
USD	2,719,839	ILS	10,549,000	12/03/2015	BNP	(7,064)
USD	13,460,059	ILS	52,137,000	12/03/2015	CITI	(17,293)
USD	1,740,009	ILS	6,748,000	12/03/2015	MS	(4,340)
USD	101,997,645	JPY	12,342,234,000	12/03/2015	BNP	(309,166)
USD	550,655,630	JPY	66,665,234,000	12/03/2015	CITI	(1,943,481)
USD	82,003,675	JPY	9,893,695,000	12/03/2015	MS	(6,793)
USD	2,196,910	NOK	18,817,000	12/03/2015	BNP	(16,587)
USD	14,405,516	NOK	123,543,000	12/03/2015	CITI	(127,194)
USD	586,556	NZD	879,000	12/03/2015	BNP	(7,323)
USD	3,031,708	NZD	4,549,000	12/03/2015	CITI	(41,732)
USD	852,793	NZD	1,272,000	12/03/2015	MS	(6,608)
USD	11,171,390	SEK	95,563,000	12/03/2015	BNP	(21,331)
USD	73,304,418	SEK	626,343,000	12/03/2015	CITI	(55,378)
USD	5,608,834	SGD	7,894,000	12/03/2015	BNP	(20,369)
USD	31,764,713	SGD	44,669,000	12/03/2015	CITI	(88,703)

						(30,730,025)

Net Unrealized Appreciation						$16,738,969

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency Abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Ruble Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See accompanying notes to schedules of investments.

112

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.34%

EXCHANGE-TRADED FUNDS — 100.34%
iShares MSCI EAFE Minimum Volatility ETF[a]	37,854	$2,491,550

		2,491,550

TOTAL INVESTMENT COMPANIES
(Cost: $2,499,500)		2,491,550

TOTAL INVESTMENTS IN SECURITIES — 100.34%
(Cost: $2,499,500)		2,491,550
Other Assets, Less Liabilities — (0.34)%		(8,482)

NET ASSETS — 100.00%		$2,483,068

[a]	Affiliated issuer. See Note 2.

Forward currency contracts as of October 31, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	3,039	CHF	3,000	12/03/2015	BNP	$1
USD	4,403	EUR	4,000	12/03/2015	BNP	3
USD	1,542	GBP	1,000	12/03/2015	BNP	1
USD	203,359	HKD	1,576,000	12/03/2015	BNP	—
USD	2,581	SEK	22,000	12/03/2015	BNP	4

						9

AUD	1,000	USD	712	12/03/2015	BNP	—
DKK	4,000	USD	591	12/03/2015	BNP	—
HKD	2,000	USD	258	12/03/2015	BNP	—
USD	204,674	AUD	290,000	12/03/2015	BNP	(1,803)
USD	276,139	CHF	273,000	12/03/2015	BNP	(306)
USD	42,567	DKK	289,000	12/03/2015	BNP	(73)
USD	328,327	EUR	299,000	12/03/2015	BNP	(591)
USD	581,766	GBP	380,000	12/03/2015	BNP	(3,936)
USD	46,986	ILS	182,000	12/03/2015	BNP	(61)
USD	699,830	JPY	84,733,000	12/03/2015	BNP	(2,536)
USD	3,496	NOK	30,000	12/03/2015	BNP	(33)
USD	11,345	NZD	17,000	12/03/2015	BNP	(141)
USD	93,879	SGD	132,000	12/03/2015	BNP	(251)

						(9,731)

Net Unrealized Depreciation						$(9,722)

Counterparties:

BNP — BNP Paribas SA

Currency Abbreviations:
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See accompanying notes to schedules of investments.

113

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.38%

EXCHANGE-TRADED FUNDS — 100.38%
iShares MSCI EAFE Small Cap Index ETF[a]	195,812	$9,814,097

		9,814,097

TOTAL INVESTMENT COMPANIES
(Cost: $9,720,570)		9,814,097

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	4,414	4,414

		4,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,414)		4,414

TOTAL INVESTMENTS IN SECURITIES — 100.42%
(Cost: $9,724,984)		9,818,511
Other Assets, Less Liabilities — (0.42)%		(41,274)

NET ASSETS — 100.00%		$9,777,237

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of October 31, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Apprec- iation (Deprec- iation)
AUD	716,000	USD	506,919	11/04/2015	CITI	$3,634
CHF	403,000	USD	406,684	11/04/2015	CITI	1,037
DKK	1,285,000	USD	189,256	11/04/2015	CITI	210
EUR	1,938,000	USD	2,122,160	11/04/2015	CITI	8,987
GBP	1,365,000	USD	2,086,907	11/04/2015	CITI	17,363
ILS	402,000	USD	103,751	11/04/2015	CITI	148
JPY	673,545,000	USD	5,572,142	11/04/2015	CITI	9,568
NOK	1,332,000	USD	155,394	11/04/2015	CITI	1,369
NZD	132,000	USD	88,164	11/04/2015	CITI	1,213
SEK	3,510,000	USD	410,541	11/04/2015	CITI	303
SGD	264,000	USD	187,944	11/04/2015	CITI	498
USD	431,295	CHF	418,000	11/04/2015	CITI	8,399
USD	193,662	DKK	1,285,000	11/04/2015	CITI	4,195
USD	2,292,008	EUR	2,039,000	11/04/2015	CITI	49,794
USD	242,830	HKD	1,882,000	11/04/2015	CITI	9
USD	2,935,054	JPY	351,122,000	11/04/2015	CITI	25,284
USD	149,762	NOK	1,272,000	11/04/2015	CITI	60
USD	418,129	SEK	3,510,000	11/04/2015	CITI	7,285

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Apprec- iation (Deprec- iation)
USD	43,451	AUD	61,000	12/03/2015	CITI	$19
USD	34,514	CHF	34,000	12/03/2015	CITI	85
USD	7,411	DKK	50,000	12/03/2015	CITI	34
USD	184,520	EUR	167,000	12/03/2015	CITI	810
USD	81,833	GBP	53,000	12/03/2015	CITI	144
USD	260,023	HKD	2,015,000	12/03/2015	CITI	17
USD	2,848	ILS	11,000	12/03/2015	CITI	5
USD	8,977	NOK	76,000	12/03/2015	CITI	37
USD	49,124	SEK	417,000	12/03/2015	CITI	284
USD	11,410	SGD	16,000	12/03/2015	CITI	1

						140,792

CHF	15,000	USD	15,368	11/04/2015	CITI	(193)
EUR	101,000	USD	112,796	11/04/2015	CITI	(1,730)
HKD	1,882,000	USD	242,840	11/04/2015	CITI	(20)
JPY	28,699,000	USD	239,650	11/04/2015	CITI	(1,819)
USD	499,629	AUD	716,000	11/04/2015	CITI	(10,924)
USD	2,067,632	GBP	1,365,000	11/04/2015	CITI	(36,637)
USD	102,204	ILS	402,000	11/04/2015	CITI	(1,694)
USD	2,909,650	JPY	351,122,000	11/04/2015	CITI	(121)
USD	7,031	NOK	60,000	11/04/2015	CITI	(30)
USD	83,759	NZD	132,000	11/04/2015	CITI	(5,617)
USD	184,440	SGD	264,000	11/04/2015	CITI	(4,002)
DKK	2,000	USD	295	12/03/2015	CITI	—
ILS	3,000	USD	778	12/03/2015	CITI	(2)
NOK	14,000	USD	1,649	12/03/2015	CITI	(2)
SGD	1,000	USD	714	12/03/2015	CITI	(1)
USD	497,774	AUD	704,000	12/03/2015	CITI	(3,467)
USD	407,036	CHF	403,000	12/03/2015	CITI	(1,049)
USD	189,379	DKK	1,285,000	12/03/2015	CITI	(216)
USD	2,122,947	EUR	1,938,000	12/03/2015	CITI	(8,969)
USD	2,015,356	GBP	1,318,000	12/03/2015	CITI	(16,102)
USD	2,323	HKD	18,000	12/03/2015	CITI	—
USD	101,976	ILS	395,000	12/03/2015	CITI	(131)
USD	2,938,456	JPY	355,631,000	12/03/2015	CITI	(9,428)
USD	155,316	NOK	1,332,000	12/03/2015	CITI	(1,371)
USD	93,373	NZD	140,000	12/03/2015	CITI	(1,215)
USD	410,795	SEK	3,510,000	12/03/2015	CITI	(310)
USD	187,734	SGD	264,000	12/03/2015	CITI	(524)

						(105,574)

Net Unrealized Appreciation						$35,218

Counterparties:

CITI — Citibank N.A. London

Currency Abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See accompanying notes to schedules of investments.

114

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 100.29%

EXCHANGE-TRADED FUNDS — 100.29%
iShares MSCI Europe Minimum Volatility ETF[a]	103,344	$2,506,092

		2,506,092

TOTAL INVESTMENT COMPANIES
(Cost: $2,509,192)		2,506,092

TOTAL INVESTMENTS IN SECURITIES — 100.29%
(Cost: $2,509,192)		2,506,092
Other Assets, Less Liabilities — (0.29)%		(7,286)

NET ASSETS — 100.00%		$2,498,806

[a]	Affiliated issuer. See Note 2.

Forward currency contracts as of October 31, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	5,064	CHF	5,000	12/03/2015	BNP	$1
USD	13,210	EUR	12,000	12/03/2015	BNP	9
USD	6,169	GBP	4,000	12/03/2015	BNP	4
USD	113,321	SEK	966,000	12/03/2015	BNP	179

						193

DKK	9,000	USD	1,329	12/03/2015	BNP	(1)
USD	429,886	CHF	425,000	12/03/2015	BNP	(476)
USD	116,360	DKK	790,000	12/03/2015	BNP	(201)
USD	896,037	EUR	816,000	12/03/2015	BNP	(1,613)
USD	898,675	GBP	587,000	12/03/2015	BNP	(6,080)
USD	35,192	NOK	302,000	12/03/2015	BNP	(333)

						(8,704)

		Net Unrealized Depreciation				$(8,511)

Counterparties:

BNP  —  BNP Paribas SA

Currency Abbreviations:

CHF  —   Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

USD  —  United States Dollar

See accompanying notes to schedules of investments.

115

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.30%

EXCHANGE-TRADED FUNDS — 100.30%
iShares MSCI Europe Small-Cap ETF[a]	54,400	$2,514,912

		2,514,912

TOTAL INVESTMENT COMPANIES
(Cost: $2,496,960)		2,514,912

TOTAL INVESTMENTS IN SECURITIES — 100.30%		2,514,912
(Cost: $2,496,960)
Other Assets, Less Liabilities — (0.30)%		(7,563)

NET ASSETS0 — 100.00%		$2,507,349

[a]	Affiliated issuer. See Note 2.

Forward currency contracts as of October 31, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
NOK	3,000	USD	353	12/03/2015	BNP	$—
USD	2,026	CHF	2,000	12/03/2015	BNP	1
USD	295	DKK	2,000	12/03/2015	BNP	—
USD	5,504	EUR	5,000	12/03/2015	BNP	4
USD	4,627	GBP	3,000	12/03/2015	BNP	3
USD	203,063	SEK	1,731,000	12/03/2015	BNP	321

						329

USD	193,196	CHF	191,000	12/03/2015	BNP	(214)
USD	86,312	DKK	586,000	12/03/2015	BNP	(149)
USD	1,013,532	EUR	923,000	12/03/2015	BNP	(1,824)
USD	920,108	GBP	601,000	12/03/2015	BNP	(6,225)
USD	72,008	NOK	618,000	12/03/2015	BNP	(689)

						(9,101)

		Net Unrealized Depreciation				$(8,772)

Counterparties:

BNP — BNP Paribas SA

Currency Abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

See accompanying notes to schedules of investments.

116

Schedule of Investments  (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.75%

AUSTRALIA — 1.70%
AGL Energy Ltd.	320,166	$3,821,507
M2 Group Ltd.	495,341	3,498,670
Origin Energy Ltd.	362,155	1,421,087
Rio Tinto Ltd.	73,843	2,668,409

		11,409,673
BELGIUM — 0.99%
Proximus SADP	88,396	3,077,334
UCB SA	40,964	3,562,150

		6,639,484
BRAZIL — 0.73%
Embraer SA ADR	94,507	2,775,670
Oi SA ADR[a]	796,889	468,332
TIM Participacoes SA ADR	149,811	1,664,400

		4,908,402
CANADA — 1.35%
BlackBerry Ltd.[a,b]	329,108	2,397,218
Bombardier Inc. Class B	928,328	1,007,548
CGI Group Inc. Class Aa	92,874	3,447,770
Valeant Pharmaceuticals International Inc.[a]	23,716	2,212,176

		9,064,712
CHINA — 0.47%
Belle International Holdings Ltd.	3,209,000	3,122,006

		3,122,006
DENMARK — 1.28%
H Lundbeck A/Sa	159,005	4,693,935
Novo Nordisk A/S Class B	73,304	3,912,109

		8,606,044
FRANCE — 4.39%
Airbus Group SE	64,680	4,526,994
BioMerieux SA	32,211	3,761,005
Bouygues SA	93,230	3,549,431
Cap Gemini SA	46,354	4,149,137
Orange SA	195,118	3,456,138
Sanofi	36,652	3,718,789
STMicroelectronics NV New	444,546	3,083,906
Vivendi SA	131,516	3,183,793

		29,429,193
GERMANY — 3.79%
BASF SE	38,104	3,137,086
Bayer AG Registered	23,716	3,179,113
Deutsche Boerse AG	47,432	4,388,145
Deutsche Telekom AG Registered	211,827	3,979,080

Security	Shares	Value

Infineon Technologies AG	311,932	$3,857,525
Merck KGaA	34,496	3,384,957
QIAGEN NVa	144,954	3,532,324

		25,458,230
INDIA — 1.10%
Infosys Ltd. ADR	210,478	3,822,281
Wipro Ltd. ADR	287,256	3,556,229

		7,378,510
IRELAND — 0.92%
Endo International PLC[a]	47,432	2,845,446
Medtronic PLC	45,276	3,346,802

		6,192,248
ITALY — 0.60%
Telecom Italia SpA[a]	2,884,728	4,043,815

		4,043,815
JAPAN — 1.87%
KDDI Corp.	161,700	3,947,530
Nippon Telegraph & Telephone Corp.	117,800	4,379,124
NTT DOCOMO Inc.	215,600	4,211,950

		12,538,604
NETHERLANDS — 1.46%
ASM International NV	77,842	2,992,818
ASML Holding NV	30,586	2,858,704
Koninklijke KPN NV	1,069,915	3,947,485

		9,799,007
NEW ZEALAND — 0.55%
Fisher & Paykel Healthcare Corp. Ltd.	695,386	3,660,476

		3,660,476
NORWAY — 0.80%
REC Silicon ASA[a,b]	12,029,886	2,168,047
Telenor ASA	169,785	3,216,400

		5,384,447
PORTUGAL — 0.15%
Pharol SGPS SA Registered[a]	2,360,777	1,001,408

		1,001,408
RUSSIA — 0.45%
Mobile TeleSystems PJSC ADR	425,271	2,989,655

		2,989,655
SOUTH KOREA — 0.48%
Samsung Electronics Co. Ltd. GDR	5,357	3,206,164

		3,206,164

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2015

Security	Shares	Value

SPAIN — 1.02%
Grifols SA	84,292	$3,927,514
Telefonica SA	218,685	2,906,092

		6,833,606
SWEDEN — 0.78%
Tele2 AB Class B	267,344	2,692,032
TeliaSonera AB	490,490	2,526,117

		5,218,149
SWITZERLAND — 3.15%
Actelion Ltd. Registered	28,452	3,965,818
Lonza Group AG Registered	29,514	4,347,383
Novartis AG Registered	35,421	3,228,584
Roche Holding AG	11,254	3,063,097
Swisscom AG Registered	5,929	3,067,502
Syngenta AG Registered	10,241	3,457,474

		21,129,858
UNITED KINGDOM — 5.13%
ARM Holdings PLC	227,968	3,608,754
AstraZeneca PLC	45,815	2,936,755
BAE Systems PLC	479,649	3,261,608
BT Group PLC	537,383	3,859,193
GlaxoSmithKline PLC	154,154	3,344,958
London Stock Exchange Group PLC	99,715	3,919,294
Rio Tinto PLC	76,768	2,796,248
Shire PLC	46,354	3,525,762
Sky PLC	231,231	3,913,958
Vodafone Group PLC	983,136	3,253,074

		34,419,604
UNITED STATES — 66.59%
3D Systems Corp.[a,b]	103,488	1,041,089
3M Co.	20,482	3,219,975
AbbVie Inc.	50,666	3,017,160
Accenture PLC Class A	39,886	4,275,779
Advanced Micro Devices Inc.[a,b]	1,367,656	2,899,431
Agilent Technologies Inc.	81,064	3,060,977
Akorn Inc.[a]	79,233	2,118,690
Alexion Pharmaceuticals Inc.[a]	17,248	3,035,648
Alliance Data Systems Corp.[a]	11,858	3,525,502
Alnylam Pharmaceuticals Inc.[a]	32,879	2,825,950
Alphabet Inc. Class Aa	6,431	4,742,155
Altera Corp.	87,504	4,598,335
Amazon.com Inc.[a]	10,727	6,714,029
AMETEK Inc.	66,836	3,663,950
Amgen Inc.	19,856	3,140,822
Amphenol Corp. Class A	62,524	3,390,051
Analog Devices Inc.	58,511	3,517,681
Apple Inc.	29,645	3,542,578
Applied Materials Inc.	157,341	2,638,609
Arrow Electronics Inc.[a]	69,271	3,809,212
AT&T Inc.	102,949	3,449,821
Avnet Inc.	85,915	3,903,118
Baxter International Inc.	84,084	3,143,901
Biogen Inc.[a]	9,653	2,804,293
BioMarin Pharmaceutical Inc.[a]	35,968	4,209,695

Security	Shares	Value

BlackRock Inc.[c]	9,653	$3,397,566
Boeing Co. (The)	26,950	3,990,487
Bristol-Myers Squibb Co.	56,056	3,696,893
Broadcom Corp. Class A	79,456	4,084,038
Cablevision Systems Corp. Class A	166,012	5,410,331
CBOE Holdings Inc.	52,822	3,541,187
Celgene Corp.[a]	28,567	3,505,457
CH Robinson Worldwide Inc.	44,737	3,103,853
Charles River Laboratories International Inc.[a]	52,283	3,410,943
Charles Schwab Corp. (The)	114,268	3,487,459
Cisco Systems Inc.	120,261	3,469,530
CME Group Inc./IL	37,730	3,564,353
Cognizant Technology Solutions Corp. Class Aa	64,680	4,405,355
Computer Sciences Corp.	52,822	3,517,417
Covanta Holding Corp.	142,261	2,384,294
Danaher Corp.	38,808	3,621,174
Discover Financial Services	53,141	2,987,587
Dover Corp.	48,308	3,112,484
Dow Chemical Co. (The)	75,153	3,883,156
Dun & Bradstreet Corp. (The)	28,567	3,252,924
eBay Inc.[a]	139,062	3,879,830
EI du Pont de Nemours & Co.	48,510	3,075,534
Eli Lilly & Co.	47,235	3,852,959
EMC Corp./MA	119,734	3,139,425
Emerson Electric Co.	55,517	2,622,068
Facebook Inc. Class Aa	42,042	4,287,023
FactSet Research Systems Inc.	24,255	4,247,536
First Solar Inc.[a]	81,609	4,657,426
FMC Technologies Inc.[a]	77,841	2,633,361
General Electric Co.	130,460	3,772,903
Gilead Sciences Inc.	31,801	3,438,642
Halliburton Co.	88,582	3,399,777
Hologic Inc.[a]	127,204	4,943,147
Honeywell International Inc.	33,957	3,507,079
Illumina Inc.[a]	17,787	2,548,521
Incyte Corp.[a]	44,198	5,194,591
Ingram Micro Inc. Class A	129,935	3,869,464
Intel Corp.	93,956	3,181,350
Intercontinental Exchange Inc.	15,023	3,791,805
International Business Machines Corp.	21,021	2,944,622
Intuitive Surgical Inc.[a]	6,468	3,212,009
Jack Henry & Associates Inc.	52,822	4,085,253
Johnson & Johnson	31,262	3,158,400
KLA-Tencor Corp.	50,999	3,423,053
Laboratory Corp. of America Holdings[a,b]	32,340	3,969,412
Lam Research Corp.	42,940	3,288,775
Linear Technology Corp.	71,398	3,171,499
Lockheed Martin Corp.	17,698	3,890,551
Mallinckrodt PLC[a]	34,496	2,265,352
Marvell Technology Group Ltd.	237,861	1,952,839
Maxim Integrated Products Inc.	105,766	4,334,291
MercadoLibre Inc.	24,255	2,385,964
Merck & Co. Inc.	57,134	3,122,944
Microchip Technology Inc.	78,925	3,811,288
Micron Technology Inc.[a]	89,457	1,481,408
Microsoft Corp.	69,531	3,660,112
Monsanto Co.	27,489	2,562,525
Myriad Genetics Inc.[a,b]	95,942	3,873,179
Nasdaq Inc.	70,324	4,071,056
National Oilwell Varco Inc.	59,054	2,222,793
NetApp Inc.	84,828	2,884,152
Netflix Inc.[a]	68,453	7,418,936
Northrop Grumman Corp.	23,177	4,351,482

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2015

Security	Shares	Value

NVIDIA Corp.	169,118	$4,797,878
PAREXEL International Corp.[a]	60,907	3,844,450
Pfizer Inc.	106,722	3,609,338
Qlik Technologies Inc.[a]	111,671	3,503,119
QUALCOMM Inc.	46,159	2,742,768
Quintiles Transnational Holdings Inc.[a]	57,673	3,670,886
Raytheon Co.	31,262	3,670,159
Red Hat Inc.[a]	56,595	4,477,230
Regeneron Pharmaceuticals Inc.[a]	8,032	4,476,957
Rockwell Automation Inc.	31,262	3,412,560
Rockwell Collins Inc.	39,347	3,412,172
Roper Technologies Inc.	21,560	4,017,706
SanDisk Corp.	30,723	2,365,671
Schlumberger Ltd.	41,336	3,230,822
Seagate Technology PLC	56,372	2,145,518
Seattle Genetics Inc.[a]	101,871	4,226,628
Skyworks Solutions Inc.	48,309	3,731,387
Splunk Inc.[a]	59,586	3,346,350
Sprint Corp.[a,b]	813,999	3,850,215
St. Jude Medical Inc.	49,588	3,164,210
Stryker Corp.	35,574	3,401,586
SunPower Corp.[a,b]	147,644	3,962,765
T-Mobile U.S. Inc.[a]	130,438	4,942,296
Tableau Software Inc. Class Aa	40,964	3,439,337
TD Ameritrade Holding Corp.	93,247	3,214,224
TE Connectivity Ltd.	53,141	3,424,406
Telephone & Data Systems Inc.	139,576	3,997,457
Tesla Motors Inc.[a,b]	16,098	3,331,159
Texas Instruments Inc.	65,499	3,715,103
U.S. Cellular Corp.[a]	91,263	3,718,055
UnitedHealth Group Inc.	33,418	3,935,972
Varian Medical Systems Inc.[a]	38,269	3,005,265
Verint Systems Inc.[a]	57,134	2,718,436
Verizon Communications Inc.	71,945	3,372,782
Vertex Pharmaceuticals Inc.[a,b]	27,912	3,481,743
VMware Inc. Class Aa	42,581	2,561,247
Western Digital Corp.	34,900	2,332,018
Xilinx Inc.	71,398	3,399,973
Zoetis Inc.	78,155	3,361,447

		446,710,570

TOTAL COMMON STOCKS
(Cost: $692,189,722)		669,143,865

SHORT-TERM INVESTMENTS — 3.41%

MONEY MARKET FUNDS — 3.41%
BlackRock Cash Funds: institutional, SL Agency Shares
0.19%[c,d,e]	21,133,657	21,133,657
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,093,534	1,093,534

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	683,383	$683,383

		22,910,574

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,910,574)		22,910,574

TOTAL INVESTMENTS IN SECURITIES — 103.16%
(Cost: $715,100,296)		692,054,439
Other Assets, Less Liabilities — (3.16)%		(21,220,549)

NET ASSETS — 100.00%		$670,833,890

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

119

Schedule of Investments  (Unaudited)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 97.16%

AUSTRALIA — 1.43%
Bendigo & Adelaide Bank Ltd.	400	$3,054
Cochlear Ltd.	37	2,348
Dexus Property Group	964	5,323
Federation Centres	2,363	4,906
GPT Group (The)	1,682	5,724
Incitec Pivot Ltd.	1,358	3,827
Lend Lease Group	475	4,406
Sonic Healthcare Ltd.	325	4,470

		34,058
BELGIUM — 0.78%
Ageas	122	5,415
Colruyt SA	55	2,736
Delhaize Group	65	6,061
Proximus SADP	125	4,352

		18,564
BRAZIL — 0.26%
BB Seguridade Participacoes SA	900	6,228

		6,228
CANADA — 2.13%
Alimentation Couche-Tard Inc. Class B	295	12,683
Constellation Software Inc./Canada	12	5,182
Dollarama Inc.	110	7,426
Magna International Inc. Class A	264	13,915
Metro Inc.	225	6,430
Open Text Corp.	108	5,003

		50,639
CHINA — 5.00%
AAC Technologies Holdings Inc.[a]	1,000	6,374
Agricultural Bank of China Ltd. Class H	20,000	8,206
Brilliance China Automotive Holdings Ltd.	4,000	5,564
China CITIC Bank Corp. Ltd. Class Hb	10,000	6,490
China Communications Construction Co. Ltd. Class H	5,000	6,916
China Construction Bank Corp. Class H	50,000	36,322
China Vanke Co. Ltd. Class Ha	1,200	2,815
CITIC Ltd.	3,000	5,613
Country Garden Holdings Co. Ltd.	5,000	1,910
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	400	2,679
Dongfeng Motor Group Co. Ltd. Class H	4,000	5,801
Fosun International Ltd.	1,500	2,744
Geely Automobile Holdings Ltd.	5,000	2,690
Great Wall Motor Co. Ltd. Class Ha	3,000	3,670
Guangdong Investment Ltd.	4,000	5,646
Haier Electronics Group Co. Ltd.	1,000	1,941
Hanergy Thin Film Power Group Ltd.[b]	8,000	—
Shimao Property Holdings Ltd.	1,000	1,765
Sino Biopharmaceutical Ltd.	4,000	5,001

Security	Shares	Value

Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	$6,523

		118,670
COLOMBIA — 0.06%
Corp. Financiera Colombiana SA	100	1,309
Corp. Financiera Colombiana SA New[b]	1	12

		1,321
DENMARK — 1.20%
AP Moeller — Maersk A/S Class A	3	4,317
AP Moeller — Maersk A/S Class B	4	5,925
Coloplast A/S Class B	80	5,766
Pandora A/S	80	9,272
William Demant Holding A/Sb	36	3,141

		28,421
FINLAND — 0.53%
Elisa OYJ	150	5,680
UPM-Kymmene OYJ	373	7,025

		12,705
FRANCE — 2.58%
AXA SA	1,140	30,632
Cap Gemini SA	108	9,667
Lagardere SCA	83	2,431
SCOR SE	179	6,697
Societe BIC SA	29	4,647
Valeo SA	46	7,150

		61,224
GERMANY — 1.63%
Hannover Rueck SE	38	4,416
HeidelbergCement AG	91	6,813
HUGO BOSS AG	51	5,273
K+S AG Registered	118	2,992
Merck KGaA	82	8,046
QIAGEN NVb	148	3,607
RTL Group SAb	26	2,260
United Internet AG Registered[d]	100	5,220

		38,627
HONG KONG — 1.67%
CK Hutchison Holdings Ltd.	1,000	13,742
Henderson Land Development Co. Ltd.	1,100	7,047
New World Development Co. Ltd.	5,000	5,361
Sino Land Co. Ltd.	2,000	3,102
Swire Pacific Ltd. Class A	500	5,807
Wheelock & Co. Ltd.	1,000	4,677

		39,736
HUNGARY — 0.06%
Richter Gedeon Nyrt	89	1,491

		1,491

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

October 31, 2015

Security	Shares	Value

INDONESIA — 0.03%
Bank Danamon Indonesia Tbk PT	3,000	$605

		605
ISRAEL — 0.68%
Teva Pharmaceutical Industries Ltd.	262	16,084

		16,084
ITALY — 0.06%
UnipolSai SpA	577	1,400

		1,400
JAPAN — 10.99%
Asahi Kasei Corp.	1,000	6,186
ASICS Corp.	100	2,788
Bank of Yokohama Ltd. (The)	1,000	6,292
Brother Industries Ltd.	100	1,291
Casio Computer Co. Ltd.	200	3,799
Chiba Bank Ltd. (The)	1,000	7,359
Dai Nippon Printing Co. Ltd.	1,000	10,425
Daiichi Sankyo Co. Ltd.	600	11,856
FUJIFILM Holdings Corp.	400	16,083
ITOCHU Corp.	1,100	13,892
Konica Minolta Inc.	600	6,220
Kuraray Co. Ltd.	600	7,458
Marubeni Corp.	1,800	10,477
MEIJI Holdings Co. Ltd.	200	15,894
Mitsubishi Corp.	1,000	18,334
Mitsubishi Tanabe Pharma Corp.	200	3,407
Mitsui & Co. Ltd.	1,200	15,319
NGK Spark Plug Co. Ltd.	300	7,386
Nippon Paint Holdings Co. Ltd.	200	4,271
Nitori Holdings Co. Ltd.	100	7,864
Otsuka Holdings Co. Ltd.	400	13,404
Ricoh Co. Ltd.	800	8,678
Santen Pharmaceutical Co. Ltd.	500	6,841
Sekisui House Ltd.	600	10,066
Shionogi & Co. Ltd.	300	12,408
Sumitomo Corp.	1,000	11,025
Sumitomo Metal Mining Co. Ltd.	1,000	12,517
T&D Holdings Inc.	700	9,293

		260,833
MALAYSIA — 0.08%
Alliance Financial Group Bhd	2,400	2,000

		2,000
MEXICO — 0.33%
Gruma SAB de CV Series B	200	3,084
Grupo Aeroportuario del Sureste SAB de CV Series B	300	4,643

		7,727
NETHERLANDS — 1.17%
Aegon NV	1,328	8,221
Chicago Bridge & Iron Co. NVa	65	2,916
NN Group NV	144	4,545

Security	Shares	Value

RELX NV	699	$12,007

		27,689
NORWAY — 0.23%
Yara International ASA	121	5,515

		5,515
POLAND — 0.09%
Energa SA	250	1,071
Tauron Polska Energia SA	1,350	1,062

		2,133
QATAR — 0.18%
Qatar Electricity & Water Co. QSC	73	4,263

		4,263
RUSSIA — 1.03%
Lukoil PJSC	370	13,431
Surgutneftegas OAO ADR	1,150	6,296
Tatneft PAO ADR	150	4,643

		24,370
SINGAPORE — 0.25%
ComfortDelGro Corp. Ltd.	2,700	5,861

		5,861
SOUTH AFRICA — 1.23%
Brait SEb	300	3,451
Discovery Ltd.	400	4,288
Foschini Group Ltd. (The)	220	2,253
Life Healthcare Group Holdings Ltd.	1,000	2,796
Mondi Ltd.	100	2,332
Mr. Price Group Ltd.	300	4,617
Netcare Ltd.	1,000	2,854
RMB Holdings Ltd.	800	3,910
Truworths International Ltd.	400	2,716

		29,217
SOUTH KOREA — 1.75%
E-MART Inc.	32	5,964
Hyundai Engineering & Construction Co. Ltd.	45	1,366
Hyundai Mobis Co. Ltd.	44	9,263
Hyundai Steel Co.	100	4,570
KCC Corp.	10	3,583
Kia Motors Corp.	225	11,013
LG Corp.	100	5,789

		41,548
SPAIN — 0.47%
Mapfre SA	2,009	6,003
Zardoya Otis SA	416	5,147

		11,150

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

October 31, 2015

Security	Shares	Value

SWEDEN — 0.60%
Boliden AB	230	$4,432
Investment AB Kinnevik Class B	177	5,691
Securitas AB Class B	309	4,061

		14,184
SWITZERLAND — 3.87%
Actelion Ltd. Registered	65	9,060
Baloise Holding AG Registered	38	4,576
EMS-Chemie Holding AG Registered	5	2,123
Geberit AG Registered	27	8,746
Kuehne + Nagel International AG Registered	34	4,729
Lonza Group AG Registered	41	6,039
Partners Group Holding AG	17	6,174
Swiss Life Holding AG Registered	20	4,790
Swiss Re AG	222	20,697
Zurich Insurance Group AG	94	24,917

		91,851
TAIWAN — 1.56%
Catcher Technology Co. Ltd.	1,000	9,857
Compal Electronics Inc.	6,000	3,752
Innolux Corp.	7,000	2,361
Inotera Memories Inc.[b]	4,000	3,093
Lite-On Technology Corp.	4,020	4,185
Novatek Microelectronics Corp.	1,000	3,419
Shin Kong Financial Holding Co. Ltd.	10,408	2,498
Siliconware Precision Industries Co. Ltd.	978	1,297
United Microelectronics Corp.	12,000	4,399
WPG Holdings Ltd.	2,000	2,095

		36,956
TURKEY — 0.06%
Eregli Demir ve Celik Fabrikalari TAS	1,000	1,422

		1,422
UNITED KINGDOM — 7.51%
3i Group PLC	612	4,735
Aberdeen Asset Management PLC	579	3,100
Admiral Group PLC	123	3,064
BAE Systems PLC	1,985	13,498
Barratt Developments PLC	634	5,997
Bunzl PLC	210	6,029
Carnival PLC	115	6,424
Cobham PLC	716	3,069
Croda International PLC	88	3,939
Direct Line Insurance Group PLC	865	5,269
Dixons Carphone PLC	616	4,389
easyJet PLC	145	3,919
GKN PLC	875	3,881
ICAP PLC	347	2,358
IMI PLC	171	2,517
ITV PLC	2,410	9,394
J Sainsbury PLC	783	3,222
Meggitt PLC	507	2,769
Persimmon PLC	185	5,697
RELX PLC	715	12,831
Rexam PLC	443	3,695

Security	Shares	Value

Sage Group PLC (The)	677	$5,698
SEGRO PLC	620	4,307
Shire PLC	380	28,903
Smith & Nephew PLC	562	9,634
Tate & Lyle PLC	294	2,713
Taylor Wimpey PLC	2,123	6,492
Travis Perkins PLC	155	4,587
William Hill PLC	552	2,703
Wm Morrison Supermarkets PLC	1,322	3,440

		178,273
UNITED STATES — 47.66%
ACE Ltd.	208	23,616
Acuity Brands Inc.	30	6,558
Advance Auto Parts Inc.	53	10,517
Aetna Inc.	221	25,366
AGCO Corp.	55	2,661
Alleghany Corp.[b]	10	4,963
Alliant Energy Corp.	70	4,131
Allstate Corp. (The)	264	16,336
American Airlines Group Inc.	113	5,223
American Water Works Co. Inc.	185	10,612
Anthem Inc.	170	23,655
Arch Capital Group Ltd.[b]	81	6,066
Archer-Daniels-Midland Co.	405	18,492
Arrow Electronics Inc.[b]	61	3,354
Assurant Inc.	44	3,587
Autoliv Inc.[a]	66	8,002
AutoNation Inc.[b]	55	3,475
Avago Technologies Ltd.	167	20,563
Avnet Inc.	86	3,907
Axis Capital Holdings Ltd.	61	3,294
Best Buy Co. Inc.	217	7,601
Cardinal Health Inc.	208	17,098
CDK Global Inc.	91	4,531
Celanese Corp. Series A	97	6,892
Centene Corp.[b]	77	4,580
CF Industries Holdings Inc.	155	7,869
CH Robinson Worldwide Inc.	92	6,383
Cigna Corp.	165	22,117
Cintas Corp.	63	5,865
Cooper Companies Inc. (The)	36	5,485
Corning Inc.	824	15,326
Delphi Automotive PLC	186	15,473
DENTSPLY International Inc.	89	5,416
Dick’s Sporting Goods Inc.	69	3,074
Dollar Tree Inc.[b]	129	8,448
Dr Pepper Snapple Group Inc.	135	12,065
Eaton Vance Corp. NVS	74	2,672
Edgewell Personal Care Co.	46	3,897
Edwards Lifesciences Corp.[b]	67	10,529
Electronic Arts Inc.[b]	197	14,198
Equifax Inc.	76	8,099
Everest Re Group Ltd.	28	4,983
Flextronics International Ltd.[b]	364	4,146
FNF Group	157	5,539
Foot Locker Inc.	90	6,097
GameStop Corp. Class Aa	71	3,271
Gap Inc. (The)	151	4,110
Gilead Sciences Inc.	591	63,905
Goodyear Tire & Rubber Co. (The)	171	5,616
H&R Block Inc.	173	6,446

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

October 31, 2015

Security	Shares	Value

Hanesbrands Inc.	251	$8,017
Harman International Industries Inc.	45	4,948
Harris Corp.	66	5,223
Hartford Financial Services Group Inc. (The)	271	12,536
Hasbro Inc.	85	6,531
Henry Schein Inc.[b]	53	8,041
Hewlett-Packard Co.	1,174	31,651
Hormel Foods Corp.	91	6,147
Humana Inc.	96	17,148
International Flavors & Fragrances Inc.	51	5,919
Jones Lang LaSalle Inc.	35	5,835
Kohl’s Corp.	129	5,949
L-3 Communications Holdings Inc.	54	6,826
Laboratory Corp. of America Holdings[b]	63	7,733
Lear Corp.	46	5,753
Legg Mason Inc.	65	2,909
Leggett & Platt Inc.	109	4,908
Lincoln National Corp.	163	8,722
Mallinckrodt PLC[b]	73	4,794
ManpowerGroup Inc.	50	4,589
Marathon Petroleum Corp.	352	18,234
Marvell Technology Group Ltd.	243	1,995
Mettler-Toledo International Inc.[b]	18	5,598
Molson Coors Brewing Co. Class B	96	8,458
Monster Beverage Corp.[b]	98	13,359
Nasdaq Inc.	74	4,284
Navient Corp.	200	2,638
Newell Rubbermaid Inc.	171	7,256
Northrop Grumman Corp.	121	22,718
O’Reilly Automotive Inc.[b]	65	17,957
PartnerRe Ltd.	28	3,892
Patterson Companies Inc.	52	2,465
Paychex Inc.	205	10,574
Pinnacle West Capital Corp.	112	7,113
Polaris Industries Inc.	40	4,494
Principal Financial Group Inc.	185	9,280
Qorvo Inc.[b]	93	4,085
Quest Diagnostics Inc.	91	6,183
Raymond James Financial Inc.	80	4,409
Raytheon Co.	194	22,776
ResMed Inc.	88	5,070
Reynolds American Inc.	282	13,626
Robert Half International Inc.	86	4,529
Rockwell Collins Inc.	86	7,458
Ross Stores Inc.	264	13,353
SEI Investments Co.	89	4,612
Signet Jewelers Ltd.	48	7,245
Skyworks Solutions Inc.	120	9,269
Snap-on Inc.	37	6,138
Southwest Airlines Co.	144	6,666
Staples Inc.	403	5,235
Synopsys Inc.[b]	98	4,898
TE Connectivity Ltd.	250	16,110
TEGNA Inc.	137	3,704
Torchmark Corp.	81	4,699
Total System Services Inc.	121	6,346
Towers Watson & Co. Class A	46	5,684
Tractor Supply Co.	86	7,946
Travelers Companies Inc. (The)	209	23,594
Tyson Foods Inc. Class A	197	8,739
Ulta Salon Cosmetics & Fragrance Inc.[b]	41	7,132
United Continental Holdings Inc.[b]	63	3,800
United Therapeutics Corp.[b]	28	4,106

Security	Shares	Value

Universal Health Services Inc. Class B	58	$7,081
Unum Group	159	5,509
Valero Energy Corp.	327	21,556
Varian Medical Systems Inc.[b]	63	4,947
Voya Financial Inc.	144	5,842
WABCO Holdings Inc.[b]	40	4,489
Wabtec Corp./DE	61	5,055
Waters Corp.[b]	52	6,646
Western Digital Corp.	139	9,288
Westlake Chemical Corp.	29	1,748
WestRock Co.	94	5,053
Whirlpool Corp.	51	8,167
WR Berkley Corp.	68	3,796
Xerox Corp.	682	6,404
XL Group PLC	162	6,169
Zimmer Biomet Holdings Inc.	107	11,189

		1,130,954

TOTAL COMMON STOCKS
(Cost: $2,446,311)		2,305,719

PREFERRED STOCKS — 1.42%
BRAZIL — 0.43%
Cia. Energetica de Minas Gerais	1,200	2,235
Itausa — Investimentos Itau SA	4,290	8,036

		10,271
GERMANY — 0.16%
Porsche Automobil Holding SE	82	3,859

		3,859
SOUTH KOREA — 0.83%
Hyundai Motor Co. Series 2	50	5,000
Samsung Electronics Co. Ltd.	14	14,675

		19,675

TOTAL PREFERRED STOCKS
(Cost: $46,175)		33,805

INVESTMENT COMPANIES — 1.12%

INDIA — 1.12%
iShares MSCI India ETF[e]	930	26,486

		26,486

TOTAL INVESTMENT COMPANIES
(Cost: $28,065)		26,486

SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%[e,f,g]	23,571	23,571

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

October 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	1,220	$1,220
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	1,071	1,071

		25,862

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,862)		25,862

TOTAL INVESTMENTS IN SECURITIES — 100.79%
(Cost: $2,546,413)		2,391,872
Other Assets, Less Liabilities — (0.79)%		(18,742)

NET ASSETS — 100.00%		$2,373,130

ADR	— American Depositary Receipts
NVS	— Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

124

Schedule of Investments (Unaudited)

iSHARES® FACTORSELECT MSCI INTERNATIONAL ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.58%

AUSTRALIA — 3.64%
Aristocrat Leisure Ltd.	3,388	$22,528
Bendigo & Adelaide Bank Ltd.	3,284	25,070
Cochlear Ltd.	384	24,369
Dexus Property Group	6,452	35,629
Federation Centres	22,172	46,032
GPT Group (The)	11,932	40,606
Harvey Norman Holdings Ltd.	3,648	10,359
Incitec Pivot Ltd.	11,232	31,653
Lend Lease Group	3,616	33,538
Platinum Asset Management Ltd.	1,380	7,286
Qantas Airways Ltd.	2,963	8,351
REA Group Ltd.	348	11,925
Sonic Healthcare Ltd.	2,504	34,443
TPG Telecom Ltd.	1,824	14,393

		346,182
BELGIUM — 2.01%
Ageas	1,440	63,922
Colruyt SA	524	26,068
Delhaize Group	712	66,390
Proximus SADP	1,000	34,813

		191,193
CANADA — 6.03%
Alimentation Couche-Tard Inc. Class B	2,832	121,756
CGI Group Inc. Class Aa	1,508	55,982
Constellation Software Inc./Canada	124	53,548
Dollarama Inc.	828	55,900
Empire Co. Ltd. Class A	1,092	22,861
Industrial Alliance Insurance & Financial Services Inc.	660	21,641
Jean Coutu Group PJC Inc. (The) Class A	556	8,470
Magna International Inc. Class A	2,764	145,684
Metro Inc.	1,660	47,439
Open Text Corp.	872	40,396

		573,677
DENMARK — 3.34%
AP Moeller — Maersk A/S Class A	20	28,780
AP Moeller — Maersk A/S Class B	52	77,023
Coloplast A/S Class B	588	42,381
DSV A/S	1,236	50,347
Pandora A/S	776	89,942
Tryg A/S	828	14,963
William Demant Holding A/Sa	164	14,308

		317,744
FINLAND — 1.65%
Elisa OYJ	1,064	40,291
Neste OYJ	900	22,061
Orion OYJ Class B	708	25,433
UPM-Kymmene OYJ	3,664	69,009

		156,794

Security	Shares	Value

FRANCE — 6.56%
Atos SE	532	$42,636
AXA SA	9,072	243,770
Cap Gemini SA	936	83,781
CNP Assurances	1,128	16,186
Imerys SA	204	14,037
Lagardere SCA	776	22,724
Peugeot SAa	2,900	51,336
SCOR SE	1,008	37,714
Societe BIC SA	188	30,123
Valeo SA	532	82,686

		624,993
GERMANY — 6.75%
Deutsche Lufthansa AG Registered[a]	1,516	22,490
Hannover Rueck SE	396	46,019
HeidelbergCement AG	948	70,980
Infineon Technologies AG	7,580	93,738
K+S AG Registered	1,312	33,269
Merck KGaA	848	83,211
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,048	210,118
QIAGEN NVa	1,528	37,235
United Internet AG Registered[b]	872	45,519

		642,579
HONG KONG — 3.78%
Cheung Kong Infrastructure Holdings Ltd.	4,000	37,238
Cheung Kong Property Holdings Ltd.	8,000	56,257
CK Hutchison Holdings Ltd.	8,000	109,934
Hysan Development Co. Ltd.[c]	4,000	17,780
Kerry Properties Ltd.	4,000	11,871
New World Development Co. Ltd.	36,000	38,601
NWS Holdings Ltd.	12,000	18,116
Sino Land Co. Ltd.	24,000	37,223
Wheelock & Co. Ltd.	4,000	18,710
Yue Yuen Industrial Holdings Ltd.	4,000	14,632

		360,362
ISRAEL — 1.75%
Bank Leumi le-Israel BMa	2,712	10,308
Mizrahi Tefahot Bank Ltd.	908	11,035
Teva Pharmaceutical Industries Ltd.	2,360	144,874

		166,217
ITALY — 0.17%
UnipolSai SpA	6,600	16,010

		16,010
JAPAN — 23.16%
Amada Holdings Co. Ltd.	2,400	21,539
Asahi Kasei Corp.	8,000	49,488
Bank of Kyoto Ltd. (The)	4,000	40,804
Brother Industries Ltd.	1,600	20,657
Casio Computer Co. Ltd.	1,200	22,792
Chiba Bank Ltd. (The)	4,000	29,434

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTERNATIONAL ETF

October 31, 2015

Security	Shares	Value

Chugoku Bank Ltd. (The)	800	$11,436
Citizen Holdings Co. Ltd.	1,600	12,225
Daicel Corp.	4,000	53,300
Daihatsu Motor Co. Ltd.	400	4,939
Fuji Electric Co. Ltd.	4,000	17,999
Fuji Heavy Industries Ltd.	4,000	156,718
FUJIFILM Holdings Corp.	3,200	128,663
Fukuoka Financial Group Inc.	4,000	21,247
Gunma Bank Ltd. (The)	4,000	25,357
Hachijuni Bank Ltd. (The)	4,000	27,512
Hakuhodo DY Holdings Inc.	1,600	16,971
Hiroshima Bank Ltd. (The)	4,000	22,440
Hitachi Chemical Co. Ltd.	800	12,808
Hokuhoku Financial Group Inc.	8,000	17,899
IBIDEN Co. Ltd.	800	11,124
ITOCHU Corp.	10,400	131,341
Itochu Techno-Solutions Corp.	400	8,817
Iyo Bank Ltd. (The)	1,600	17,356
Japan Airlines Co. Ltd.	800	30,363
JFE Holdings Inc.	3,200	50,808
JTEKT Corp.	1,200	20,902
Kakaku.com Inc.	800	15,075
Kamigumi Co. Ltd.	1,000	8,668
Kaneka Corp.	4,000	35,732
Koito Manufacturing Co. Ltd.	800	30,661
Konica Minolta Inc.	3,200	33,173
Kuraray Co. Ltd.	2,400	29,832
Marubeni Corp.	10,800	62,862
Maruichi Steel Tube Ltd.	400	10,309
Medipal Holdings Corp.	800	14,081
Miraca Holdings Inc.	400	17,932
Mitsubishi Materials Corp.	8,000	28,109
Mitsubishi Motors Corp.	4,000	35,799
Mitsubishi Tanabe Pharma Corp.	1,600	27,260
Mixi Inc.	400	15,380
Nexon Co. Ltd.	800	11,190
NGK Spark Plug Co. Ltd.	1,200	29,544
NHK Spring Co. Ltd.	1,200	12,341
Nippon Electric Glass Co. Ltd.	4,000	19,789
Nippon Paint Holdings Co. Ltd.	800	17,084
Nippon Telegraph & Telephone Corp.	4,800	178,436
Nisshin Seifun Group Inc.	1,600	24,635
Nitori Holdings Co. Ltd.	400	31,456
Oracle Corp. Japan	400	18,297
Osaka Gas Co. Ltd.	12,000	47,553
Otsuka Corp.	400	19,457
Otsuka Holdings Co. Ltd.	2,800	93,832
Santen Pharmaceutical Co. Ltd.	2,000	27,363
Seiko Epson Corp.	1,600	24,622
Sekisui Chemical Co. Ltd.	4,000	47,599
Shimamura Co. Ltd.	400	45,312
Stanley Electric Co. Ltd.	800	15,407
Sumitomo Heavy Industries Ltd.	4,000	18,231
Sumitomo Metal Mining Co. Ltd.	4,000	50,068
Sumitomo Rubber Industries Ltd.	1,200	18,019
Taisho Pharmaceutical Holdings Co. Ltd.	400	25,125
Toppan Printing Co. Ltd.	4,000	36,130
Toyo Suisan Kaisha Ltd.	400	14,850
Toyoda Gosei Co. Ltd.	400	9,275
Yamada Denki Co. Ltd.	4,400	19,944

		2,205,371

Security	Shares	Value

NETHERLANDS — 4.30%
Aegon NV	12,432	$76,960
Boskalis Westminster	624	30,491
Delta Lloyd NV	1,440	11,421
Koninklijke Ahold NV	6,000	122,749
NN Group NV	1,604	50,622
RELX NV	6,828	117,287

		409,530
NORWAY — 0.88%
Seadrill Ltd.[c]	2,540	15,969
Subsea 7 SAa	1,848	14,469
Yara International ASA	1,180	53,786

		84,224
SINGAPORE — 0.76%
ComfortDelGro Corp. Ltd.	13,200	28,653
Golden Agri-Resources Ltd.	46,400	12,921
UOL Group Ltd.[c]	4,000	18,736
Yangzijiang Shipbuilding Holdings Ltd.	13,600	12,139

		72,449
SPAIN — 1.78%
Distribuidora Internacional de Alimentacion SA	5,000	31,969
Endesa SA	1,067	23,868
International Consolidated Airlines Group SAa	6,592	59,347
Mapfre SA	10,932	32,666
Zardoya Otis SA	1,783	22,059

		169,909
SWEDEN — 1.43%
Boliden AB	1,776	34,219
Industrivarden AB Class C	1,080	19,779
Investment AB Kinnevik Class B	1,640	52,729
Securitas AB Class B	2,276	29,914

		136,641
SWITZERLAND — 11.25%
Actelion Ltd. Registered	676	94,225
Adecco SA Registered	548	40,916
Baloise Holding AG Registered	336	40,460
EMS-Chemie Holding AG Registered	52	22,077
Geberit AG Registered	256	82,922
Kuehne + Nagel International AG Registered	356	49,513
Lonza Group AG Registered	348	51,260
Partners Group Holding AG	112	40,676
Schindler Holding AG Registered	140	22,837
Sika AG Bearer	16	52,654
Swiss Life Holding AG Registered	212	50,777
Swiss Re AG	2,368	220,765
Swisscom AG Registered	152	78,641
Transocean Ltd.[c]	2,380	36,458
Zurich Insurance Group AG	704	186,614

		1,070,795
UNITED KINGDOM — 19.34%
3i Group PLC	6,384	49,396
Aberdeen Asset Management PLC	6,044	32,362
Admiral Group PLC	1,408	35,075
Amec Foster Wheeler PLC	2,520	27,671

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTERNATIONAL ETF

October 31, 2015

Security	Shares	Value

BAE Systems PLC	20,716	$140,869
Barratt Developments PLC	6,588	62,319
Bunzl PLC	2,196	63,048
Cobham PLC	7,480	32,057
Croda International PLC	908	40,639
Direct Line Insurance Group PLC	9,028	54,991
Dixons Carphone PLC	6,428	45,795
easyJet PLC	1,044	28,216
GKN PLC	10,912	48,400
ICAP PLC	3,620	24,599
IMI PLC	1,784	26,257
ITV PLC	25,696	100,165
J Sainsbury PLC	8,960	36,864
Meggitt PLC	5,296	28,922
Mondi PLC	2,456	57,047
Persimmon PLC	2,036	62,699
Petrofac Ltd.	1,736	22,602
RELX PLC	7,460	133,877
Rexam PLC	4,628	38,596
Sage Group PLC (The)	7,072	59,525
SEGRO PLC	4,876	33,872
Shire PLC	2,760	209,930
Smith & Nephew PLC	5,868	100,594
Smiths Group PLC	2,592	38,510
Tate & Lyle PLC	3,072	28,348
Taylor Wimpey PLC	21,608	66,075
Travis Perkins PLC	1,624	48,055
William Hill PLC	5,760	28,208
Wm Morrison Supermarkets PLC	13,804	35,922

		1,841,505

TOTAL COMMON STOCKS
(Cost: $9,645,645)		9,386,175

PREFERRED STOCKS — 1.01%

GERMANY — 0.51%
Porsche Automobil Holding SE	1,020	47,999

		47,999
ITALY — 0.50%
Telecom Italia SpA RSP	42,388	47,901

		47,901

TOTAL PREFERRED STOCKS
(Cost: $125,051)		95,900

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%[d,e,f]	77,515	77,515
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%[d,e,f]	4,011	4,011

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.02%[d,e]	423	$423

		81,949

TOTAL SHORT-TERM INVESTMENTS (Cost: $81,949)		81,949

TOTAL INVESTMENTS IN SECURITIES — 100.45%
(Cost: $9,852,645)		9,564,024
Other Assets, Less Liabilities — (0.45)%		(42,957)

NET ASSETS — 100.00%		$9,521,067

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

127

Schedule of Investments  (Unaudited)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.23%

AUSTRALIA — 5.17%
Ainsworth Game Technology Ltd.	1,310	$2,972
Altium Ltd.	1,124	3,609
ARB Corp. Ltd.	704	7,429
Austal Ltd.	2,554	4,155
Australian Pharmaceutical Industries Ltd.	3,654	5,162
Bradken Ltd.[a]	1,986	1,374
BT Investment Management Ltd.	2,588	21,068
Cabcharge Australia Ltd.	1,328	2,672
Cardno Ltd.[b]	1,856	4,052
Cash Converters International Ltd.	3,612	1,327
Cedar Woods Properties Ltd.	682	2,044
Corporate Travel Management Ltd.	556	4,471
Credit Corp. Group Ltd.	484	3,028
Dick Smith Holdings Ltd.[b]	1,354	671
ERM Power Ltd.	1,152	1,348
Genworth Mortgage Insurance Australia Ltd.	4,408	8,491
GUD Holdings Ltd.	824	4,727
Independence Group NL	2,930	5,790
IPH Ltd.	874	4,583
M2 Group Ltd.	1,794	12,671
Magellan Financial Group Ltd.	1,408	22,632
Mantra Group Ltd.	1,694	4,991
McMillan Shakespeare Ltd.	674	6,044
Metals X Ltd.	2,642	2,592
Northern Star Resources Ltd.	7,042	13,867
Primary Health Care Ltd.	5,920	15,670
Regis Healthcare Ltd.	1,664	6,945
Regis Resources Ltd.	4,680	6,945
Retail Food Group Ltd.	1,524	5,034
SG Fleet Group Ltd.	512	1,026
Shopping Centres Australasia Property Group	8,054	11,837
Sigma Pharmaceuticals Ltd.	12,862	7,708
Sirtex Medical Ltd.	668	18,134
Tassal Group Ltd.	1,620	4,889
Technology One Ltd.	2,510	6,894
TFS Corp. Ltd.	3,036	3,801
Thorn Group Ltd.	1,662	2,514
Vocus Communications Ltd.[b]	2,124	9,865

		253,032
AUSTRIA — 0.76%
ams AG	804	25,856
Austria Technologie & Systemtechnik AG	392	6,729
DO & CO AG	50	4,715

		37,300
BELGIUM — 1.77%
AGFA-Gevaert NVa	1,994	8,533
bpost SA	1,304	32,799
EVS Broadcast Equipment SA	126	3,693
Intervest Offices & Warehouses NV	86	2,185
Ion Beam Applications	258	9,248
Kinepolis Group NV	178	7,431
Melexis NV	266	13,032
Mobistar SAa	382	9,397

		86,318

Security	Shares	Value

CANADA — 3.99%
Air Canada[a]	830	$6,826
Canam Group Inc.	406	4,701
Canfor Pulp Products Inc.	396	4,119
China Gold International Resources Corp. Ltd.[a]	2,386	3,191
Concordia Healthcare Corp.	453	13,850
DIRTT Environmental Solutions[a]	752	3,977
Dorel Industries Inc. Class B	360	9,149
Gluskin Sheff + Associates Inc.	368	6,239
Guyana Goldfields Inc.[a]	962	2,397
Intertain Group Ltd. (The)[a]	622	6,965
Intertape Polymer Group Inc.	652	7,316
Knight Therapeutics Inc.[a]	844	5,025
Linamar Corp.	600	34,848
Liquor Stores N.A. Ltd.	310	2,881
Logistec Corp. Class B	84	2,544
Lucara Diamond Corp.	3,740	4,717
Magellan Aerospace Corp.[b]	168	2,229
Martinrea International Inc.	936	7,934
Milestone Apartments REIT	304	3,557
Morguard REIT	354	3,910
MTY Food Group Inc.	184	4,264
New Flyer Industries Inc.	516	7,478
OceanaGold Corp.	3,498	6,684
Raging River Exploration Inc.[a]	2,140	13,576
Rogers Sugar Inc.	982	3,047
Sandvine Corp.[a]	1,738	3,560
Total Energy Services Inc.	344	3,857
Valener Inc.	432	5,557
Western Forest Products Inc.	4,554	6,718
Yellow Pages Ltd./Canada[a]	324	4,193

		195,309

DENMARK — 3.43%
Alm Brand A/S	974	5,554
Ambu A/S	346	9,430
Bavarian Nordic A/Sa	322	12,973
Dfds A/S	390	11,900
Genmab A/Sa	570	56,483
IC Group A/S	88	2,431
NKT Holding A/S	352	19,250
PER Aarsleff A/S Class B	22	7,430
Schouw & Co.	154	8,098
SimCorp A/S	486	23,936
Spar Nord Bank A/S	1,068	10,283

		167,768

FINLAND — 0.11%
Atria OYJ	120	1,094
F-Secure OYJ	1,014	3,047
HKScan OYJ Class A	316	1,277

		5,418

FRANCE — 2.12%
ABC Arbitrage	342	1,915
Akka Technologies	88	2,440

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Albioma SA	208	$3,401
APERAM SAa	548	17,007
Assystem	92	1,931
Axway Software SA	54	1,445
Boiron SA	94	8,346
Cegid Group SA	58	2,742
Cie. des Alpes	49	916
FFP	48	3,529
Gaztransport Et Technigaz SA	286	14,375
Groupe Crit	32	1,743
Guerbet	60	4,089
Jacquet Metal Service	140	2,053
Marie Brizard Wine & Spirits SAa	292	6,309
MGI Coutier	120	2,154
Montupet	86	6,788
MPI	1,004	2,540
NextRadioTV	94	3,710
Saft Groupe SA	358	9,293
Synergie SA	84	2,260
Trigano SA	100	4,832

		103,818
GERMANY — 4.92%
ADLER Real Estate AGa	260	4,061
Amadeus Fire AG	58	4,862
AURELIUS SE & Co KGaA	274	12,283
Bechtle AG	198	18,373
Bertrandt AG	68	8,015
CANCOM SE	164	6,472
Cewe Stiftung & Co. KGAA	60	3,621
Deutsche Beteiligungs AG	154	4,398
Dialog Semiconductor PLC[a]	862	32,042
Draegerwerk AG & Co. KGaA	18	1,159
Drillisch AG	558	28,915
Freenet AG	104	3,525
Gesco AG	34	2,418
GFT Technologies SE	176	5,224
Grammer AG	128	3,432
Grand City Properties SA	974	19,539
Indus Holding AG	276	12,916
Init Innovation In Traffic Systems AG	62	1,393
Jenoptik AG	442	7,172
Nemetschek AG	234	10,146
PATRIZIA Immobilien AGa	432	11,937
RIB Software AG	394	4,896
SAF-Holland SA	492	7,218
STRATEC Biomedical AG	54	3,162
TLG Immobilien AG	608	11,498
Wacker Neuson SE	364	5,084
XING AG	34	6,745

		240,506
HONG KONG — 2.70%
China LNG Group Ltd.[a,b]	200,000	8,387
CSI Properties Ltd.	80,000	2,684
Dah Sing Financial Holdings Ltd.	1,600	8,991
Emperor Entertainment Hotel Ltd.	10,000	1,987
Emperor International Holdings Ltd.[b]	12,000	2,323
Freeman Financial Corp. Ltd.[a]	80,000	4,697
Great Eagle Holdings Ltd.	2,000	6,593
Hsin Chong Construction Group Ltd.[b]	24,000	2,818

Security	Shares	Value

Kowloon Development Co. Ltd.	4,000	$4,531
Lai Sun Development Co. Ltd.	120,000	2,199
Luk Fook Holdings International Ltd.	4,000	10,348
Man Wah Holdings Ltd.	8,000	9,166
Pacific Textiles Holdings Ltd.	6,000	8,578
Playmates Toys Ltd.	8,000	1,693
Polytec Asset Holdings Ltd.	20,000	2,503
Prosperity REIT	14,000	5,148
Realord Group Holdings Ltd.[a]	4,000	1,755
Regal Hotels International Holdings Ltd.	4,000	2,070
Regal REIT	12,000	3,050
Shun Tak Holdings Ltd.	16,000	6,400
SITC International Holdings Co. Ltd.	14,000	7,208
Sitoy Group Holdings Ltd.[b]	4,000	1,915
Sun Hung Kai & Co. Ltd.	8,000	5,399
SUNeVision Holdings Ltd.[b]	8,000	2,704
Sunlight REIT[b]	12,000	6,085
Value Partners Group Ltd.[b]	10,000	10,671
VST Holdings Ltd.	8,000	2,353

		132,256
ISRAEL — 1.29%
Airport City Ltd.[a]	669	6,531
Delek Automotive Systems Ltd.	370	3,509
Delta-Galil Industries Ltd.	102	3,222
IDI Insurance Co. Ltd.	66	3,307
Israel Discount Bank Ltd. Class Aa	14,136	25,832
Ituran Location and Control Ltd.	170	3,497
Matrix IT Ltd.	386	2,377
Phoenix Holdings Ltd. (The)	724	1,908
Plus500 Ltd.	680	3,676
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	70	3,293
REIT 1 Ltd.	2,148	5,906

		63,058
ITALY — 2.28%
ACEA SpA	618	8,923
Ascopiave SpA	816	1,929
Astaldi SpA	662	5,353
ASTM SpA	408	5,498
Banca IFIS SpA	316	7,837
Biesse SpA	110	1,813
Brembo SpA	114	5,048
Cairo Communication SpA	272	1,377
Cementir Holding SpA	584	3,284
Danieli & C Officine Meccaniche SpA RSP	422	6,414
Engineering Ingegneria Informatica SpA	50	3,071
Esprinet SpA	334	3,025
Immobiliare Grande Distribuzione SIIQ SpA	2,130	2,140
La Doria SpA	104	1,410
Moleskine SpA	630	1,157
Recordati SpA	1,092	27,274
Reply SpA	48	6,151
Societa Cattolica di Assicurazioni Scrl	1,518	11,948
Tamburi Investment Partners SpA	1,250	4,871
Vittoria Assicurazioni SpA	274	3,048

		111,571

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

JAPAN — 32.37%
Aderans Co. Ltd.	200	$1,405
Ai Holdings Corp.	400	9,802
Aichi Steel Corp.	2,000	8,751
Aida Engineering Ltd.	600	5,768
Ain Pharmaciez Inc.	400	19,093
Aisan Industry Co. Ltd.	400	4,041
Arcland Sakamoto Co. Ltd.	200	4,392
AS ONE Corp.	200	7,127
Asahi Holdings Inc.	400	5,920
Asahi Intecc Co. Ltd.	600	23,369
Ashikaga Holdings Co. Ltd.	2,000	9,033
Bank of Iwate Ltd. (The)	200	8,933
Bank of Nagoya Ltd. (The)	2,000	7,458
Bank of Saga Ltd. (The)	2,000	4,558
Bank of the Ryukyus Ltd.	400	5,741
Belc Co. Ltd.	200	7,508
Belluna Co. Ltd.	600	3,446
Benefit One Inc.	200	3,530
BML Inc.	200	5,925
Bunka Shutter Co. Ltd.	600	4,684
Calsonic Kansei Corp.	2,000	16,076
Canon Electronics Inc.	200	3,432
Cawachi Ltd.	200	3,477
Chiba Kogyo Bank Ltd. (The)	400	2,353
Chiyoda Integre Co. Ltd.	200	4,864
Chori Co. Ltd.	200	2,832
CKD Corp.	600	5,509
CMIC Holdings Co. Ltd.	200	2,501
CONEXIO Corp.	200	2,027
Corona Corp.	200	1,976
CyberAgent Inc.	600	24,860
Daihen Corp.	2,000	10,027
Daikyonishikawa Corp.	200	10,723
Daiwa Industries Ltd.	400	2,662
Daiwabo Holdings Co. Ltd.	2,000	3,961
DCM Holdings Co. Ltd.	1,200	8,005
Descente Ltd.	600	7,741
Dip Corp.	400	7,143
Doshisha Co. Ltd.	400	7,405
DTS Corp.	200	4,753
Eagle Industry Co. Ltd.	400	8,128
EDION Corp.	1,000	7,549
Eighteenth Bank Ltd. (The)	2,000	6,099
Eiken Chemical Co. Ltd.	200	3,525
Eizo Corp.	200	4,712
Elecom Co. Ltd.	400	4,883
Elematec Corp.	200	4,944
Enplas Corp.	200	7,408
EPS Holdings Inc.	400	3,941
Fields Corp.	200	3,021
Financial Products Group Co. Ltd.[b]	800	6,358
FINDEX Inc.	200	1,339
Foster Electric Co. Ltd.	200	4,980
Fudo Tetra Corp.	2,000	2,585
Fujibo Holdings Inc.	2,000	3,712
Fujimi Inc.	200	3,033
Fujimori Kogyo Co. Ltd.	200	5,552
Fukushima Industries Corp.	200	4,374
Funai Electric Co. Ltd.	200	2,080
G-Tekt Corp.	200	2,491
Gecoss Corp.	200	1,740
Geo Holdings Corp.	400	6,016
Giken Ltd.	200	2,698
GMO Payment Gateway Inc.	200	7,947

Security	Shares	Value

Godo Steel Ltd.	2,000	$3,530
Gunze Ltd.	2,000	6,381
Gurunavi Inc.	400	7,345
Happinet Corp.	200	2,080
Heiwa Corp.	600	11,127
Heiwado Co. Ltd.	400	9,046
Hibiya Engineering Ltd.	200	2,612
Hiday Hidaka Corp.	200	4,980
Higashi-Nippon Bank Ltd. (The)	2,000	6,795
Hisaka Works Ltd.	200	1,546
Hogy Medical Co. Ltd.	200	9,646
Hyakugo Bank Ltd. (The)	2,000	10,309
Icom Inc.	200	4,178
Ihara Chemical Industry Co. Ltd.	400	4,919
Inaba Denki Sangyo Co. Ltd.	200	6,281
Inabata & Co. Ltd.	600	7,011
Ines Corp.	400	3,613
Infomart Corp.	400	3,799
Invincible Investment Corp.	30	17,874
Iriso Electronics Co. Ltd.	200	8,867
ITOCHU Enex Co. Ltd.	600	4,843
Itoki Corp.	400	2,934
IwaiCosmo Holdings Inc.	200	2,244
Japan Digital Laboratory Co. Ltd.	200	2,571
Japan Petroleum Exploration Co. Ltd.	400	12,065
Jimoto Holdings Inc.	1,800	3,103
JSP Corp.	200	4,311
K&O Energy Group Inc.	200	2,574
K’s Holdings Corp.	200	7,102
Kaga Electronics Co. Ltd.	200	2,817
Kanematsu Corp.	4,000	6,663
Kanematsu Electronics Ltd.	200	3,071
Kato Sangyo Co. Ltd.	200	4,904
Keihin Corp.	600	9,865
Keiyo Bank Ltd. (The)	2,000	10,126
Keiyo Co. Ltd.	400	1,644
Kitz Corp.	1,000	4,641
Koa Corp.	400	3,351
Kohnan Shoji Co. Ltd.	400	5,874
Konishi Co. Ltd.	200	3,696
Konoike Transport Co. Ltd.	200	2,493
Koshidaka Holdings Co. Ltd.	200	3,633
Kura Corp.	200	6,074
Kurabo Industries Ltd.	2,000	3,563
Kureha Corp.	2,000	7,690
Kurimoto Ltd.	2,000	3,447
Kuroda Electric Co. Ltd.	400	8,167
Kusuri No Aoki Co. Ltd.	200	9,596
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	4,269
Kyokuto Securities Co. Ltd.	200	2,592
KYORIN Holdings Inc.	600	10,158
Kyowa Exeo Corp.	1,000	10,499
Macnica Fuji Electronics Holdings Inc.[a]	400	5,416
Marudai Food Co. Ltd.	2,000	7,441
Marvelous Inc.[b]	400	3,225
Matsuda Sangyo Co. Ltd.	200	2,353
MCUBS MidCity Investment Corp.	2	5,751
Megachips Corp.	200	2,034
Meiko Network Japan Co. Ltd.	200	2,383
Melco Holdings Inc.	200	3,482
Message Co. Ltd.	200	4,952
Mie Bank Ltd. (The)	2,000	4,326
Mimasu Semiconductor Industry Co. Ltd.	200	1,896

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Minato Bank Ltd. (The)	2,000	$3,398
MIRAIT Holdings Corp.	800	6,974
Mitsubishi Pencil Co. Ltd.	200	9,016
Mitsui High-Tec Inc.	400	2,363
Miyazaki Bank Ltd. (The)	2,000	7,027
Morita Holdings Corp.	400	4,302
Nakanishi Inc.	200	6,837
Namura Shipbuilding Co. Ltd.	600	5,310
Neturen Co. Ltd.	400	2,877
Nichi-Iko Pharmaceutical Co. Ltd.	600	16,805
Nichias Corp.	2,000	12,712
Nichiha Corp.	400	5,436
Nihon M&A Center Inc.	400	16,607
Nippon Beet Sugar Manufacturing Co. Ltd.	2,000	3,132
Nippon Densetsu Kogyo Co. Ltd.	400	7,627
Nippon Flour Mills Co. Ltd.	2,000	12,480
Nippon Signal Co. Ltd.	600	6,270
Nippon Soda Co. Ltd.	2,000	15,645
Nippon Steel & Sumikin Bussan Corp.	2,000	6,994
Nishimatsu Construction Co. Ltd.	4,000	16,010
Nisshin OilliO Group Ltd. (The)	2,000	7,458
Nissin Electric Co. Ltd.	400	2,692
Nitta Corp.	200	5,486
Nitto Kogyo Corp.	400	7,776
Nitto Kohki Co. Ltd.	200	4,259
Nohmi Bosai Ltd.	400	4,992
Nojima Corp.	400	4,773
Nomura Co. Ltd.	400	5,449
Noritake Co. Ltd./Nagoya Japan	2,000	4,641
North Pacific Bank Ltd.	4,200	16,254
NSD Co. Ltd.	400	5,602
Obara Group Inc.	200	8,436
Oiles Corp.	400	6,397
Oita Bank Ltd. (The)	2,000	8,469
Okinawa Electric Power Co. Inc. (The)	200	4,937
Open House Co. Ltd.	400	7,369
Osaka Soda Co. Ltd.	2,000	6,994
Osaka Steel Co. Ltd.	200	3,610
Oyo Corp.	200	2,585
Pacific Industrial Co. Ltd.	400	4,488
Pack Corp. (The)	200	4,767
PALTAC Corp.	400	7,912
Paramount Bed Holdings Co. Ltd.	200	6,447
Piolax Inc.	200	10,640
Press Kogyo Co. Ltd.[b]	1,000	4,326
Pressance Corp.	200	8,046
Prima Meat Packers Ltd.	2,000	5,618
Proto Corp.	200	2,609
Raito Kogyo Co. Ltd.	600	5,787
Relo Holdings Inc.	200	21,661
Riso Kagaku Corp.	400	7,309
Ryobi Ltd.	2,000	7,441
Ryosan Co. Ltd.	400	9,745
Ryoyo Electro Corp.	200	2,478
S Foods Inc.	200	3,492
Sac’s Bar Holdings Inc.	200	3,197
Sakai Chemical Industry Co. Ltd.	2,000	5,950
Sakata INX Corp.	400	3,679
Sakata Seed Corp.	200	4,259
San-A Co. Ltd.	200	8,552
San-in Godo Bank Ltd. (The)	2,000	18,612
Sankyo Tateyama Inc.	400	5,595
Seiren Co. Ltd.	600	7,110

Security	Shares	Value

Sekisui Jushi Corp.	400	$5,393
Senshukai Co. Ltd.	400	2,678
Shimachu Co. Ltd.	800	17,608
Shin-Etsu Polymer Co. Ltd.	800	4,203
Shinko Plantech Co. Ltd.	400	3,235
Shizuoka Gas Co. Ltd.	600	4,062
SIIX Corp.	200	5,668
Sintokogio Ltd.	600	5,186
SMS Co. Ltd.	400	6,699
St. Marc Holdings Co. Ltd.	200	5,975
Starts Corp. Inc.	400	6,305
Sumitomo Densetsu Co. Ltd.	200	2,647
Sun Frontier Fudousan Co. Ltd.	200	1,628
Tabuchi Electric Co. Ltd.	400	2,768
Tachi-S Co. Ltd.	400	5,628
Taiho Kogyo Co. Ltd.	200	2,327
Takamatsu Construction Group Co. Ltd.	200	4,180
Takara Leben Co. Ltd.	1,000	5,245
Takasago Thermal Engineering Co. Ltd.	800	11,555
Tatsuta Electric Wire and Cable Co. Ltd.	600	2,302
TechnoPro Holdings Inc.	400	10,806
Teikoku Sen-I Co. Ltd.	200	2,537
Toagosei Co. Ltd.	2,000	16,905
Tocalo Co. Ltd.	200	4,051
Tochigi Bank Ltd. (The)	2,000	11,502
Toho Bank Ltd. (The)	2,000	7,408
Toho Holdings Co. Ltd.	600	13,390
Tohokushinsha Film Corp.	200	1,417
Tokai Corp./Gifu	200	6,439
Tokai Rika Co. Ltd.	600	13,176
Tokyo Seimitsu Co. Ltd.	600	13,380
Tokyo TY Financial Group Inc.	200	6,306
TOMONY Holdings Inc.	2,000	7,806
Toppan Forms Co. Ltd.	600	7,786
Topre Corp.	400	8,754
TOPY Industries Ltd.	2,000	4,541
Totetsu Kogyo Co. Ltd.	200	4,347
Towa Bank Ltd. (The)	4,000	3,514
Towa Pharmaceutical Co. Ltd.	200	13,690
Toyo Construction Co. Ltd.	800	3,712
Toyo Corp./Chuo-ku	200	1,570
Toyo Kohan Co. Ltd.	600	1,949
TPR Co. Ltd.	200	4,937
Trusco Nakayama Corp.	200	7,060
Tsukishima Kikai Co. Ltd.	400	3,848
Tsukuba Bank Ltd.	800	2,831
Tsurumi Manufacturing Co. Ltd.	200	3,684
UKC Holdings Corp.	200	4,034
Unipres Corp.	400	9,182
United Super Markets Holdings Inc.	800	7,014
Valor Holdings Co. Ltd.	400	9,407
Vital KSK Holdings Inc.	400	2,924
Wakita & Co. Ltd.	400	3,169
Warabeya Nichiyo Co. Ltd.	200	3,925
YAMABIKO Corp.	800	7,432
Yamagata Bank Ltd. (The)	2,000	7,823
Yamanashi Chuo Bank Ltd. (The)	2,000	9,430
Yaoko Co. Ltd.	200	8,113
Yellow Hat Ltd.	200	4,423
Yodogawa Steel Works Ltd.	400	7,093
Yondoshi Holdings Inc.	200	4,256
Yorozu Corp.	200	4,304
Yuasa Trading Co. Ltd.	200	4,685

		1,583,277

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

NETHERLANDS — 1.13%
Accell Group	122	$2,555
Amsterdam Commodities NV	180	4,551
BE Semiconductor Industries NV	406	8,835
BinckBank NV	576	5,104
Euronext NVc	720	31,798
Kendrion NV	96	2,323

		55,166
NORWAY — 2.56%
Atea ASA	1,070	9,990
Austevoll Seafood ASA	1,238	7,644
Avance Gas Holding Ltd.[c]	334	4,618
Bakkafrost P/F	486	15,680
Borregaard ASA	1,102	5,899
BW LPG Ltd.[c]	870	5,932
BW Offshore Ltd.	3,594	1,504
Kongsberg Automotive ASA[a]	4,486	2,598
Leroy Seafood Group ASA	254	8,945
Nordic Semiconductor ASA[a]	1,532	7,396
Prosafe SE	2,738	7,604
Protector Forsikring ASA	636	4,604
Salmar ASA	592	9,725
Sparebank 1 Nord Norge	1,048	4,335
SpareBank 1 SMN	1,466	9,225
Storebrand ASA[a]	5,610	19,710

		125,409
PORTUGAL — 0.44%
CTT-Correios de Portugal SA	1,872	21,372

		21,372
SINGAPORE — 1.20%
Ascendas India Trust	8,600	5,373
Boustead Singapore Ltd.[b]	2,800	1,909
Chip Eng Seng Corp. Ltd.	6,400	3,130
First REIT	5,600	4,958
Frasers Commercial Trust	6,000	5,870
Ho Bee Land Ltd.	2,000	2,813
Hong Fok Corp. Ltd.	2,800	1,440
QAF Ltd.	2,000	1,492
Religare Health Trust	8,400	5,968
Sheng Siong Group Ltd.	6,800	4,127
Silverlake Axis Ltd.[b]	11,240	4,615
Soilbuild Business Space REIT	7,000	3,999
Tuan Sing Holdings Ltd.	6,200	1,505
Wing Tai Holdings Ltd.[b]	9,000	11,214

		58,413
SPAIN — 1.05%
Cia. de Distribucion Integral Logista Holdings SA	792	15,901
Faes Farma SA	3,266	8,839
Laboratorios Farmaceuticos Rovi SA	188	2,841
Miquel y Costas & Miquel SA	84	3,016
Papeles y Cartones de Europa SA	464	2,650
Tecnicas Reunidas SA	406	18,195

		51,442

Security	Shares	Value

SWEDEN — 4.07%
Avanza Bank Holding AB	274	$10,875
B&B Tools AB Class B	286	3,756
Betsson AB	1,360	22,264
Bilia AB Class A	408	8,601
Bure Equity AB	618	4,021
Byggmax Group AB	634	5,171
Concentric AB	462	5,373
Duni AB	410	6,265
Granges AB	560	4,270
Gunnebo AB	486	2,272
Industrial & Financial Systems Class B	194	7,551
Investment AB Oresund	172	3,758
Inwido AB	518	5,674
JM AB	906	25,801
Lifco AB Class B	462	10,327
Medivir AB Class Ba	320	2,864
Mycronic AB	694	4,986
NetEnt AB	318	18,201
New Wave Group AB Class B	488	2,184
Nolato AB Class B	232	6,407
Recipharm AB Class B	276	4,762
Tethys Oil AB	372	2,311
Unibet Group PLC SDR	356	31,571

		199,265
SWITZERLAND — 5.24%
Ascom Holding AG Registered	418	7,951
Autoneum Holding AG	38	7,004
BKW AG	170	6,476
Bossard Holding AG	66	6,444
Burkhalter Holding AG	42	4,499
Comet Holding AG Registered	8	5,502
Cosmo Pharmaceuticals SAa	62	9,554
dorma+kaba Holding AG Class B	38	23,785
Feintool International Holding AG	10	934
Forbo Holding AG Registered	14	15,978
Helvetia Holding AG Registered	78	40,949
Implenia AG Registered	200	9,942
Inficon Holding AG Registered	16	4,593
Intershop Holdings AG	12	5,107
Kardex AG Bearer	64	4,795
Komax Holding AG Registered	38	6,353
Mobilezone Holding AG	250	3,715
Molecular Partners AGa	70	2,553
Schweiter Technologies AG Bearer	14	11,263
Siegfried Holding AG Registered	40	8,034
Straumann Holding AG Registered	118	33,518
Tecan Group AG Registered	122	16,683
U-Blox AG	72	13,973
Vetropack Holding AG Bearer	2	3,084
Zehnder Group AG	108	3,692

		256,381

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

UNITED KINGDOM — 22.63%
888 Holdings PLC	1,646	$4,105
Abcam PLC	1,982	18,397
Acacia Mining PLC	2,260	6,736
Advanced Medical Solutions Group PLC	2,358	5,972
Al Noor Hospitals Group PLC	840	15,256
Alent PLC	2,474	19,058
Beazley PLC	5,750	32,289
Bellway PLC	1,388	55,649
Berkeley Group Holdings PLC	1,325	67,897
Betfair Group PLC	802	39,970
Bovis Homes Group PLC	1,558	24,663
Brewin Dolphin Holdings PLC	3,122	13,018
Cape PLC	1,374	4,881
Card Factory PLC	2,902	16,166
Centamin PLC	12,704	12,478
Chesnara PLC	1,468	7,391
Cineworld Group PLC	2,296	19,574
Clinigen Healthcare Ltd.[a]	812	7,919
Costain Group PLC	860	4,994
Crest Nicholson Holdings PLC	2,626	22,062
Dart Group PLC	1,106	8,084
Dignity PLC	392	14,717
Diploma PLC	1,248	12,364
Enterprise Inns PLC[a]	5,742	9,533
Entertainment One Ltd.	3,455	11,723
esure Group PLC	3,386	13,858
Fevertree Drinks PLC	650	4,327
Foxtons Group PLC	2,428	7,500
Galliford Try PLC	934	21,594
Gem Diamonds Ltd.	1,124	1,719
Globo PLC[a]	3,686	804
Greencore Group PLC	4,730	22,061
Greggs PLC	1,148	21,063
GVC Holdings PLC	534	3,286
Halfords Group PLC	2,310	15,515
Hikma Pharmaceuticals PLC	1,730	57,818
Home Retail Group PLC	9,442	16,376
Howden Joinery Group PLC	7,336	52,525
Indivior PLC	6,832	21,694
Innovation Group PLC	11,658	7,157
Interserve PLC	1,634	14,044
ITE Group PLC	2,834	6,139
Just Retirement Group PLC	2,291	5,859
Kcom Group PLC	5,996	8,056
Keller Group PLC	808	10,176
Laird PLC	3,040	15,911
Lancashire Holdings Ltd.	1,752	19,279
Lookers PLC	3,754	10,198
Majestic Wine PLC	762	3,966
Man Group PLC	18,934	48,863
Moneysupermarket.com Group PLC	5,064	26,137
NewRiver Retail Ltd.	1,402	7,140
Northgate PLC	1,512	9,467
OneSavings Bank PLC	988	5,826
Pace PLC	3,474	19,991
Partnership Assurance Group PLC	1,858	3,831
Premier Foods PLC[a]	6,032	3,167
Quindell PLC[a]	4,205	6,640
Redde PLC	2,088	5,708
RPS Group PLC	2,510	9,110
SafeCharge International Group Ltd./Guernsey	608	2,507
Safestore Holdings PLC	2,164	10,878
Savills PLC	1,454	20,569
Schroder REIT Ltd.	6,018	5,530
Skyepharma PLC[a]	610	2,968

Security	Shares	Value

Stallergenes Greer PLC[a]	44	$1,969
Synthomer PLC	2,656	13,581
Ted Baker PLC	330	15,427
Telit Communications PLC[a]	990	3,807
Tullett Prebon PLC	2,686	14,594
WH Smith PLC	1,368	36,022
Xaar PLC	888	7,008
Xchanging PLC	2,836	7,358
Zeal Network SE	62	2,857

		1,106,776

TOTAL COMMON STOCKS
(Cost: $4,974,470)		4,853,855

PREFERRED STOCKS — 0.40%

AUSTRALIA — 0.16%
Multiplex SITES Trust[a,d]	138	7,670

		7,670
GERMANY — 0.24%
Draegerwerk AG & Co. KGaA	82	5,939
STO SE & Co. KGaA	28	3,667
Villeroy & Boch AG	144	2,135

		11,741

TOTAL PREFERRED STOCKS
(Cost: $24,208)		19,411

RIGHTS — 0.00%

SPAIN — 0.00%
Papeles y Cartones de Europa SAa	464	101

		101

TOTAL RIGHTS
(Cost: $107)		101

SHORT-TERM INVESTMENTS — 1.69%

MONEY MARKET FUNDS — 1.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	76,090	76,090
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	3,937	3,937

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	2,831	2,831

		82,858

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,858)		82,858

TOTAL INVESTMENTS IN SECURITIES — 101.32%
(Cost: $5,081,643)		4,956,225
Other Assets, Less Liabilities — (1.32)%		(64,466)

NET ASSETS — 100.00%		$4,891,759

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

134

Schedule of Investments (Unaudited)

iSHARES® FACTORSELECT MSCI USA ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 4.67%
L-3 Communications Holdings Inc.	265	$33,497
Lockheed Martin Corp.	650	142,889
Northrop Grumman Corp.	584	109,646

		286,032
AIRLINES — 1.13%
American Airlines Group Inc.	550	25,421
Southwest Airlines Co.	535	24,765
United Continental Holdings Inc.[a]	310	18,696

		68,882
AUTO COMPONENTS — 2.77%
Autoliv Inc.	279	33,826
Delphi Automotive PLC	915	76,119
Goodyear Tire & Rubber Co. (The)	870	28,571
Lear Corp.	250	31,265

		169,781
BANKS — 0.66%
Citizens Financial Group Inc.	1,673	40,654

		40,654
BEVERAGES — 2.60%
Dr Pepper Snapple Group Inc.	607	54,248
Molson Coors Brewing Co. Class B	491	43,257
Monster Beverage Corp.[a]	454	61,889

		159,394
BIOTECHNOLOGY — 3.19%
Gilead Sciences Inc.	1,605	173,548
United Therapeutics Corp.[a]	149	21,848

		195,396
CAPITAL MARKETS — 1.21%
Eaton Vance Corp. NVS	375	13,541
Legg Mason Inc.	325	14,544
Raymond James Financial Inc.	415	22,871
SEI Investments Co.	450	23,319

		74,275
CHEMICALS — 3.37%
Celanese Corp. Series A	485	34,459
CF Industries Holdings Inc.	746	37,874
LyondellBasell Industries NV Class A	1,280	118,925
Mosaic Co. (The)	178	6,015
Westlake Chemical Corp.	147	8,860

		206,133

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.51%
Harris Corp.	394	$31,177

		31,177
CONSTRUCTION & ENGINEERING — 0.27%
Jacobs Engineering Group Inc.[a]	410	16,457

		16,457
CONSUMER FINANCE — 0.26%
Synchrony Financial[a]	525	16,149

		16,149
CONTAINERS & PACKAGING — 0.39%
WestRock Co.	443	23,816

		23,816
DIVERSIFIED CONSUMER SERVICES — 0.46%
H&R Block Inc.	748	27,870

		27,870
DIVERSIFIED FINANCIAL SERVICES — 0.85%
Nasdaq Inc.	382	22,114
Voya Financial Inc.	735	29,819

		51,933
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.04%
CenturyLink Inc.	1,600	45,136
Frontier Communications Corp.	3,639	18,704

		63,840
ELECTRIC UTILITIES — 3.23%
Edison International	994	60,157
Entergy Corp.	570	38,851
Exelon Corp.	2,734	76,333
Pinnacle West Capital Corp.	350	22,229

		197,570
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.51%
Arrow Electronics Inc.[a]	305	16,772
Avnet Inc.	430	19,535
Corning Inc.	3,999	74,381
Flextronics International Ltd.[a]	1,825	20,787
TE Connectivity Ltd.	1,293	83,321

		214,796
FOOD PRODUCTS — 2.53%
Archer-Daniels-Midland Co.	1,966	89,768
Bunge Ltd.	460	33,562
Hormel Foods Corp.	468	31,613

		154,943

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA ETF

October 31, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 3.51%
Becton Dickinson and Co.	205	$29,217
Cooper Companies Inc. (The)	154	23,463
Edwards Lifesciences Corp.[a]	345	54,217
ResMed Inc.	455	26,213
Varian Medical Systems Inc.[a,b]	315	24,737
Zimmer Biomet Holdings Inc.	548	57,304

		215,151
HEALTH CARE PROVIDERS & SERVICES — 12.14%
Aetna Inc.	1,110	127,406
Anthem Inc.	839	116,747
Cardinal Health Inc.	1,053	86,557
Centene Corp.[a,b]	354	21,056
Cigna Corp.	820	109,913
Henry Schein Inc.[a]	114	17,295
Humana Inc.	478	85,385
Laboratory Corp. of America Holdings[a]	323	39,645
Patterson Companies Inc.	265	12,561
Quest Diagnostics Inc.	455	30,917
UnitedHealth Group Inc.	508	59,832
Universal Health Services Inc. Class B	295	36,016

		743,330
HOTELS, RESTAURANTS & LEISURE — 0.90%
Royal Caribbean Cruises Ltd.	559	54,978

		54,978
HOUSEHOLD DURABLES — 1.98%
Harman International Industries Inc.	230	25,291
Leggett & Platt Inc.	435	19,588
Newell Rubbermaid Inc.	855	36,277
Whirlpool Corp.	250	40,035

		121,191
INSURANCE — 18.28%
ACE Ltd.	1,034	117,400
Aflac Inc.	1,385	88,294
Alleghany Corp.[a]	51	25,310
Allstate Corp. (The)	1,296	80,197
American International Group Inc.	2,507	158,091
Arch Capital Group Ltd.[a]	394	29,507
Assurant Inc.	220	17,937
Axis Capital Holdings Ltd.	318	17,172
Chubb Corp. (The)	729	94,296
Cincinnati Financial Corp.	504	30,356
Everest Re Group Ltd.	140	24,916

Security	Shares	Value

FNF Group	811	$28,612
Hartford Financial Services Group Inc. (The)	1,336	61,803
Lincoln National Corp.	803	42,969
Loews Corp.	944	34,418
Principal Financial Group Inc.	940	47,150
Torchmark Corp.	405	23,494
Travelers Companies Inc. (The)	1,015	114,583
Unum Group	795	27,547
WR Berkley Corp.	315	17,586
XL Group PLC	980	37,318

		1,118,956
IT SERVICES — 4.99%
Accenture PLC Class A	1,505	161,336
Paychex Inc.	1,044	53,850
Total System Services Inc.	532	27,903
Western Union Co. (The)	1,634	31,454
Xerox Corp.	3,309	31,072

		305,615
LEISURE PRODUCTS — 0.37%
Polaris Industries Inc.	200	22,468

		22,468
LIFE SCIENCES TOOLS & SERVICES — 0.46%
Mettler-Toledo International Inc.[a]	90	27,989

		27,989
MACHINERY — 0.20%
AGCO Corp.	250	12,097

		12,097
MEDIA — 0.31%
TEGNA Inc.	701	18,955

		18,955
MULTI-UTILITIES — 4.14%
Alliant Energy Corp.	359	21,188
Ameren Corp.	781	34,114
Consolidated Edison Inc.	935	61,476
DTE Energy Co.	410	33,452
MDU Resources Group Inc.	580	10,939
Public Service Enterprise Group Inc.	1,614	66,642
SCANA Corp.	437	25,879

		253,690
MULTILINE RETAIL — 1.59%
Kohl’s Corp.	643	29,655

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA ETF

October 31, 2015

Security	Shares	Value

Macy’s Inc.	1,075	$54,804
Nordstrom Inc.	195	12,716

		97,175
OIL, GAS & CONSUMABLE FUELS — 3.20%
Marathon Petroleum Corp.	1,725	89,355
Valero Energy Corp.	1,613	106,329

		195,684
PERSONAL PRODUCTS — 0.28%
Edgewell Personal Care Co.	199	16,857

		16,857
PHARMACEUTICALS — 0.32%
Mallinckrodt PLC[a]	299	19,635

		19,635
PROFESSIONAL SERVICES — 1.19%
ManpowerGroup Inc.	250	22,945
Robert Half International Inc.	435	22,907
Towers Watson & Co. Class A	219	27,060

		72,912
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.39%
Jones Lang LaSalle Inc.	145	24,173

		24,173
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.29%
Marvell Technology Group Ltd.	1,336	10,969
Qorvo Inc.[a]	474	20,823
Skyworks Solutions Inc.	609	47,039

		78,831
SOFTWARE — 1.94%
CDK Global Inc.	441	21,958
Electronic Arts Inc.[a]	1,004	72,358
Synopsys Inc.[a]	490	24,490

		118,806
SPECIALTY RETAIL — 4.20%
Advance Auto Parts Inc.	235	46,631
Bed Bath & Beyond Inc.[a]	100	5,963
Best Buy Co. Inc.	1,010	35,380
Dick’s Sporting Goods Inc.	294	13,098
Foot Locker Inc.	444	30,081
GameStop Corp. Class Ab	340	15,664
Gap Inc. (The)	809	22,021
Ross Stores Inc.	1,316	66,563
Staples Inc.	1,646	21,382

		256,783

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.93%
Apple Inc.	862	$103,009
Hewlett-Packard Co.	4,370	117,815
NetApp Inc.	985	33,490
Western Digital Corp.	708	47,309

		301,623
TEXTILES, APPAREL & LUXURY GOODS — 0.67%
Hanesbrands Inc.	1,285	41,043

		41,043

TOTAL COMMON STOCKS (Cost: $6,144,724)		6,117,040

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	27,045	27,045
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,400	1,400
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	9,395	9,395

		37,840

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,840)		37,840

TOTAL INVESTMENTS IN SECURITIES — 100.55% (Cost: $6,182,564)		6,154,880
Other Assets, Less Liabilities — (0.55)%		(33,627)

NET ASSETS — 100.00%		$6,121,253

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

137

Schedule of Investments (Unaudited)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 1.36%
AAR Corp.	158	$3,585
Astronics Corp.[a]	92	3,478
Cubic Corp.	115	5,158
Engility Holdings Inc.	88	2,833
National Presto Industries Inc.	23	2,025
Orbital ATK Inc.	273	23,374

		40,453
AIR FREIGHT & LOGISTICS — 0.17%
Air Transport Services Group Inc.[a]	94	920
Atlas Air Worldwide Holdings Inc.[a]	30	1,237
Echo Global Logistics Inc.[a,b]	120	2,855

		5,012
AIRLINES — 0.38%
Allegiant Travel Co.	21	4,147
Hawaiian Holdings Inc.[a]	66	2,290
Republic Airways Holdings Inc.[a]	58	334
SkyWest Inc.	69	1,314
Spirit Airlines Inc.[a]	84	3,118

		11,203
AUTO COMPONENTS — 1.49%
Cooper Tire & Rubber Co.	263	10,991
Drew Industries Inc.	110	6,581
Gentherm Inc.[a]	164	8,062
Modine Manufacturing Co.[a,b]	309	2,586
Motorcar Parts of America Inc.[a]	87	2,929
Remy International Inc.	138	4,070
Standard Motor Products Inc.	99	4,381
Superior Industries International Inc.	103	2,027
Tower International Inc.[a]	96	2,637

		44,264
AUTOMOBILES — 0.52%
Thor Industries Inc.	236	12,763
Winnebago Industries Inc.	130	2,729

		15,492
BANKS — 7.54%
1st Source Corp.	63	2,001
Ameris Bancorp	174	5,481
Arrow Financial Corp.	56	1,546
Banc of California Inc.	133	1,734

Security	Shares	Value

BancFirst Corp.	34	$2,095
BBCN Bancorp Inc.	348	5,843
Berkshire Hills Bancorp Inc.	164	4,690
Blue Hills Bancorp Inc.	137	1,944
Bryn Mawr Bank Corp.	63	1,835
Camden National Corp.	36	1,407
Capital Bank Financial Corp. Class Ab	124	4,005
CenterState Banks Inc.	210	3,062
Central Pacific Financial Corp.	152	3,399
Chemical Financial Corp.	186	6,311
City Holding Co.	73	3,492
CoBiz Financial Inc.	167	2,081
Community Trust Bancorp Inc.	93	3,206
ConnectOne Bancorp Inc.	165	2,945
Eagle Bancorp Inc.[a,b]	137	6,521
Enterprise Financial Services Corp.	86	2,439
FCB Financial Holdings Inc. Class Aa	154	5,476
First BanCorp/Puerto Rico[a]	557	2,111
First Community Bancshares Inc./VA	75	1,442
First Financial Corp./IN	44	1,508
First Interstate BancSystem Inc.	83	2,354
First Merchants Corp.	173	4,538
First NBC Bank Holding Co.[a]	93	3,459
First Niagara Financial Group Inc.	1,717	17,771
Great Southern Bancorp Inc.	46	2,223
Great Western Bancorp Inc.	263	7,432
Hanmi Financial Corp.	154	3,927
Heartland Financial USA Inc.	78	2,874
Heritage Financial Corp./WA	143	2,634
HomeTrust Bancshares Inc.[a]	93	1,761
Independent Bank Corp./Rockland MA	131	6,123
Independent Bank Group Inc.	43	1,675
Lakeland Bancorp Inc.	174	2,024
Lakeland Financial Corp.	79	3,549
NBT Bancorp Inc.	214	6,016
OFG Bancorp	212	1,953
Opus Bank	71	2,645
Peoples Bancorp Inc./OH	74	1,418
Pinnacle Financial Partners Inc.	156	8,209
Renasant Corp.	183	6,337
Republic Bancorp Inc./KY Class A	49	1,246
S&T Bancorp Inc.	173	5,515
Simmons First National Corp. Class A	136	7,009

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

State Bank Financial Corp.	207	$4,430
Sterling Bancorp/DE	530	8,157
Stock Yards Bancorp Inc.	63	2,374
Talmer Bancorp Inc. Class A	336	5,651
TowneBank/Portsmouth VA	201	4,313
TriCo Bancshares	129	3,400
Tristate Capital Holdings Inc.[a,b]	109	1,361
Union Bankshares Corp.	217	5,436
Univest Corp. of Pennsylvania	97	1,910
Washington Trust Bancorp Inc.	65	2,522
WesBanco Inc.	167	5,453

		224,273
BEVERAGES — 0.07%
National Beverage Corp.[a]	56	2,108

		2,108
BIOTECHNOLOGY — 2.27%
AMAG Pharmaceuticals Inc.[a]	164	6,560
Eagle Pharmaceuticals Inc./DEa	40	2,548
Emergent BioSolutions Inc.[a]	145	4,662
Enanta Pharmaceuticals Inc.[a,b]	30	843
Insys Therapeutics Inc.[a,b]	118	3,040
Kite Pharma Inc.[a,b]	146	9,935
MiMedx Group Inc.[a]	442	3,218
Myriad Genetics Inc.[a,b]	336	13,564
NewLink Genetics Corp.[a]	100	3,827
PDL BioPharma Inc.	745	3,412
Prothena Corp. PLC[a]	167	8,602
Repligen Corp.[a,b]	150	4,986
Spark Therapeutics Inc.[a,b]	41	2,210

		67,407
BUILDING PRODUCTS — 1.08%
AAON Inc.	208	4,258
Advanced Drainage Systems Inc.	167	5,247
American Woodmark Corp.[a]	66	4,798
Apogee Enterprises Inc.	12	594
Gibraltar Industries Inc.[a]	135	3,418
Griffon Corp.	161	2,766
Insteel Industries Inc.	84	1,797
Patrick Industries Inc.[a]	54	2,191
Universal Forest Products Inc.	96	6,973

		32,042

Security	Shares	Value

CAPITAL MARKETS — 0.89%
Arlington Asset Investment Corp. Class A	103	$1,427
Calamos Asset Management Inc. Class A	84	789
Cowen Group Inc. Class Aa,b	485	2,042
INTL FCStone Inc.[a,b]	73	2,335
Janus Capital Group Inc.	686	10,654
KCG Holdings Inc. Class Aa	205	2,560
Oppenheimer Holdings Inc. Class A	49	899
Piper Jaffray Companies[a,b]	81	2,881
Pzena Investment Management Inc. Class A	103	982
Westwood Holdings Group Inc.	33	1,917

		26,486
CHEMICALS — 0.50%
A Schulman Inc.	139	4,989
FutureFuel Corp.	112	1,726
Hawkins Inc.	46	1,906
Innospec Inc.	116	6,408

		15,029
COMMERCIAL SERVICES & SUPPLIES — 1.96%
ACCO Brands Corp.[a]	541	4,366
Civeo Corp.	412	766
Deluxe Corp.	229	13,637
Ennis Inc.	124	2,484
HNI Corp.	212	9,103
InnerWorkings Inc.[a]	182	1,361
Kimball International Inc. Class B	162	1,769
McGrath RentCorp	114	3,426
Multi-Color Corp.	64	4,982
Quad/Graphics Inc.	156	2,012
U.S. Ecology Inc.	95	3,725
UniFirst Corp./MA	74	7,775
Viad Corp.	95	2,861

		58,267
COMMUNICATIONS EQUIPMENT — 1.59%
Black Box Corp.	74	904
Calix Inc.[a]	177	1,237
Comtech Telecommunications Corp.	74	1,788
InterDigital Inc./PA	171	8,676
NETGEAR Inc.[a]	159	6,583

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

NetScout Systems Inc.[a]	475	$17,038
Plantronics Inc.	179	9,598
Sonus Networks Inc.[a]	208	1,375

		47,199
CONSTRUCTION & ENGINEERING — 0.56%
Aegion Corp.[a]	172	3,318
Argan Inc.	60	2,217
Comfort Systems USA Inc.	178	5,683
MYR Group Inc.[a]	100	2,250
Tutor Perini Corp.[a,b]	188	3,155

		16,623
CONSTRUCTION MATERIALS — 0.15%
U.S. Concrete Inc.[a,b]	64	3,549
U.S. Lime & Minerals Inc.	17	831

		4,380
CONSUMER FINANCE — 0.39%
Cash America International Inc.	144	4,972
Enova International Inc.[a]	124	1,612
Ezcorp Inc. Class Aa,b	330	2,198
Green Dot Corp. Class Aa,b	150	2,781

		11,563
DISTRIBUTORS — 0.34%
Core-Mark Holding Co. Inc.	112	9,105
Weyco Group Inc.	36	1,022

		10,127
DIVERSIFIED CONSUMER SERVICES — 1.22%
American Public Education Inc.[a,b]	111	2,412
Bridgepoint Education Inc.[a,b]	111	860
Capella Education Co.	53	2,393
Carriage Services Inc.	78	1,678
DeVry Education Group Inc.	265	6,244
Graham Holdings Co. Class B	24	13,259
K12 Inc.[a]	216	2,097
LifeLock Inc.[a,b]	216	3,026
Steiner Leisure Ltd.[a]	59	3,738
Universal Technical Institute Inc.	119	506

		36,213
DIVERSIFIED FINANCIAL SERVICES — 0.33%
FactSet Research Systems Inc.	32	5,604
FNFV Group[a,b]	383	4,305

		9,909

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.61%
General Communication Inc. Class Aa	125	$2,545
IDT Corp. Class B	83	1,075
Inteliquent Inc.	161	3,336
Iridium Communications Inc.[a,b]	385	3,161
Premiere Global Services Inc.[a]	206	2,818
Vonage Holdings Corp.[a]	855	5,190

		18,125
ELECTRIC UTILITIES — 1.93%
El Paso Electric Co.	186	7,193
Empire District Electric Co. (The)	210	4,735
Great Plains Energy Inc.	716	19,690
PNM Resources Inc.	366	10,292
Portland General Electric Co.	360	13,349
Unitil Corp.	64	2,270

		57,529
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.99%
Benchmark Electronics Inc.[a]	254	5,024
Checkpoint Systems Inc.	270	2,020
CTS Corp.	143	2,600
Daktronics Inc.	170	1,649
DTS Inc./CAa	79	2,351
Electro Rent Corp.	100	1,038
ePlus Inc.[a,b]	39	3,292
FARO Technologies Inc.[a]	83	2,805
II-VI Inc.[a]	247	4,476
Insight Enterprises Inc.[a]	192	4,877
Kimball Electronics Inc.[a]	137	1,560
Mercury Systems Inc.[a]	155	2,660
Methode Electronics Inc.	175	5,833
MTS Systems Corp.	70	4,622
Multi-Fineline Electronix Inc.[a]	45	836
Newport Corp.[a]	192	2,901
OSI Systems Inc.[a]	91	7,842
PC Connection Inc.	51	1,185
Plexus Corp.[a]	162	5,608
Rofin-Sinar Technologies Inc.[a]	135	3,910
Rogers Corp.[a]	89	4,140
Sanmina Corp.[a]	401	8,289
ScanSource Inc.[a]	138	4,762
SYNNEX Corp.	136	12,028
Tech Data Corp.[a,b]	176	12,811

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

TTM Technologies Inc.[a]	345	$2,518
Vishay Intertechnology Inc.	653	6,922

		118,559
ENERGY EQUIPMENT & SERVICES — 0.08%
Natural Gas Services Group Inc.[a]	58	1,306
PHI Inc.[a]	55	1,047

		2,353
FOOD & STAPLES RETAILING — 0.41%
Ingles Markets Inc. Class A	55	2,747
Natural Grocers by Vitamin Cottage Inc.[a]	47	1,125
SpartanNash Co.	181	5,050
Village Super Market Inc. Class A	32	802
Weis Markets Inc.	58	2,386

		12,110
FOOD PRODUCTS — 1.17%
Cal-Maine Foods Inc.[b]	131	7,003
Calavo Growers Inc.	68	3,496
Farmer Bros. Co.[a]	42	1,192
Fresh Del Monte Produce Inc.[b]	166	7,575
John B Sanfilippo & Son Inc.	39	2,524
Landec Corp.[a]	117	1,439
Sanderson Farms Inc.	101	7,021
Seaboard Corp.[a]	1	3,368
Seneca Foods Corp. Class Aa	36	1,050

		34,668
GAS UTILITIES — 1.50%
Chesapeake Utilities Corp.	70	3,655
New Jersey Resources Corp.	415	13,147
ONE Gas Inc.	251	12,259
WGL Holdings Inc.	252	15,682

		44,743
HEALTH CARE EQUIPMENT & SUPPLIES — 4.74%
Abaxis Inc.	103	5,172
Analogic Corp.	63	5,520
AngioDynamics Inc.[a]	127	1,598
Anika Therapeutics Inc.[a]	66	2,542
Cantel Medical Corp.	170	10,078
CONMED Corp.	120	4,867
Entellus Medical Inc.[a]	43	731
Exactech Inc.[a]	50	851
Greatbatch Inc.[a]	115	6,147
Halyard Health Inc.[a]	237	7,034

Security	Shares	Value

Hill-Rom Holdings Inc.	265	$13,963
ICU Medical Inc.[a]	68	7,478
Inogen Inc.[a,b]	57	2,436
Integra LifeSciences Holdings Corp.[a]	138	8,221
Masimo Corp.[a]	240	9,523
Meridian Bioscience Inc.	192	3,650
Merit Medical Systems Inc.[a]	199	3,689
Natus Medical Inc.[a]	157	7,148
Nevro Corp.[a,b]	70	2,854
Orthofix International NVa	89	3,030
STERIS Corp.	406	30,430
SurModics Inc.[a,b]	60	1,280
Vascular Solutions Inc.[a]	83	2,666

		140,908
HEALTH CARE PROVIDERS & SERVICES — 5.86%
AAC Holdings Inc.[a,b]	41	951
Aceto Corp.	140	4,222
Adeptus Health Inc. Class Aa,b	54	3,504
Almost Family Inc.[a,b]	35	1,448
Amedisys Inc.[a]	121	4,789
AMN Healthcare Services Inc.[a]	227	6,440
AmSurg Corp.[a,b]	222	15,560
Chemed Corp.	82	12,898
CorVel Corp.[a]	52	1,726
Ensign Group Inc. (The)	115	4,848
Health Net Inc./CAa	371	23,840
HealthEquity Inc.[a,b]	181	5,921
Healthways Inc.[a]	213	2,507
IPC Healthcare Inc.[a]	79	6,202
Kindred Healthcare Inc.	309	4,141
LHC Group Inc.[a]	64	2,884
LifePoint Health Inc.[a]	209	14,396
Magellan Health Inc.[a,b]	129	6,889
Molina Healthcare Inc.[a,b]	199	12,338
PharMerica Corp.[a]	145	4,143
Providence Service Corp. (The)[a]	62	3,202
Select Medical Holdings Corp.	384	4,339
Triple-S Management Corp. Class Ba	120	2,471
U.S. Physical Therapy Inc.	59	2,895
Universal American Corp./NYb	167	1,246
VCA Inc.[a]	372	20,374

		174,174

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.22%
Computer Programs & Systems Inc.	50	$1,901
Omnicell Inc.[a]	172	4,678

		6,579
HOTELS, RESTAURANTS & LEISURE — 2.75%
Biglari Holdings Inc.[a]	6	2,305
BJ’s Restaurants Inc.[a]	95	4,078
Cracker Barrel Old Country Store Inc.[b]	92	12,646
Dave & Buster’s Entertainment Inc.[a]	149	5,748
Del Frisco’s Restaurant Group Inc.[a]	111	1,495
Fiesta Restaurant Group Inc.[a]	129	4,562
Interval Leisure Group Inc.	191	3,371
Jack in the Box Inc.	183	13,639
Marcus Corp. (The)	81	1,676
Marriott Vacations Worldwide Corp.	128	8,243
Popeyes Louisiana Kitchen Inc.[a]	106	5,983
Red Robin Gourmet Burgers Inc.[a]	68	5,093
Ruth’s Hospitality Group Inc.	160	2,482
Texas Roadhouse Inc.	303	10,408

		81,729
HOUSEHOLD DURABLES — 1.34%
Cavco Industries Inc.[a]	37	3,648
CSS Industries Inc.	43	1,174
Ethan Allen Interiors Inc.	124	3,374
Helen of Troy Ltd.[a]	130	12,897
Installed Building Products Inc.[a]	90	1,994
La-Z-Boy Inc.	245	6,995
M/I Homes Inc.[a]	113	2,593
NACCO Industries Inc. Class A	19	852
Universal Electronics Inc.[a]	76	3,615
WCI Communities Inc.[a]	115	2,747

		39,889
HOUSEHOLD PRODUCTS — 0.09%
Central Garden & Pet Co. Class Aa	157	2,650

		2,650
INSURANCE — 11.21%
Allied World Assurance Co. Holdings AG	463	16,835
American Equity Investment Life Holding Co.	391	10,041
American Financial Group Inc./OH	350	25,267
AMERISAFE Inc.	91	4,980
AmTrust Financial Services Inc.	190	12,962
Argo Group International Holdings Ltd.	136	8,503

Security	Shares	Value

Aspen Insurance Holdings Ltd.	300	$14,583
Assured Guaranty Ltd.	724	19,867
Baldwin & Lyons Inc. Class B	45	1,045
CNO Financial Group Inc.	879	16,886
Employers Holdings Inc.	152	4,023
Endurance Specialty Holdings Ltd.	316	19,949
Enstar Group Ltd.[a]	49	7,732
FBL Financial Group Inc. Class A	54	3,397
Federated National Holding Co.	59	1,816
Fidelity & Guaranty Life	57	1,522
Global Indemnity PLC[a]	42	1,193
Greenlight Capital Re Ltd. Class Aa	143	3,140
Hanover Insurance Group Inc. (The)	203	17,103
HCI Group Inc.	45	1,962
Heritage Insurance Holdings Inc.[a]	120	2,654
Horace Mann Educators Corp.	197	6,745
Infinity Property & Casualty Corp.	55	4,429
James River Group Holdings Ltd.	53	1,560
Kansas City Life Insurance Co.	23	1,128
Kemper Corp.	203	7,251
Maiden Holdings Ltd.	264	4,105
Mercury General Corp.	40	2,160
National Interstate Corp.	36	1,033
Navigators Group Inc. (The)[a]	55	4,694
OneBeacon Insurance Group Ltd. Class Ab	98	1,410
ProAssurance Corp.	263	13,929
Reinsurance Group of America Inc.	326	29,418
Safety Insurance Group Inc.	61	3,535
Selective Insurance Group Inc.	274	9,998
StanCorp Financial Group Inc.	194	22,256
State Auto Financial Corp.	79	1,884
Symetra Financial Corp.	391	12,406
Third Point Reinsurance Ltd.[a]	277	3,787
United Insurance Holdings Corp.	80	1,322
Universal Insurance Holdings Inc.	153	4,827

		333,337
INTERNET & CATALOG RETAIL — 0.46%
1-800-Flowers.com Inc. Class Aa	121	1,202
Blue Nile Inc.[a]	55	1,876
FTD Companies Inc.[a]	90	2,549
Lands’ End Inc.[a,b]	81	1,999
NutriSystem Inc.	139	3,215
Overstock.com Inc.[a]	73	1,143

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

PetMed Express Inc.	98	$1,648

		13,632
INTERNET SOFTWARE & SERVICES — 1.29%
Blucora Inc.[a]	188	1,842
Cimpress NVa,b	145	11,441
DHI Group Inc.[a]	208	1,883
j2 Global Inc.	209	16,208
Stamps.com Inc.[a]	69	5,217
XO Group Inc.[a]	110	1,664

		38,255
IT SERVICES — 6.55%
Blackhawk Network Holdings Inc.[a]	249	10,602
Broadridge Financial Solutions Inc.	563	33,544
CACI International Inc. Class Aa	111	10,771
Cass Information Systems Inc.	44	2,295
CIBER Inc.[a]	297	1,060
Convergys Corp.	474	12,168
CSG Systems International Inc.	165	5,531
DST Systems Inc.	158	19,300
EPAM Systems Inc.[a,b]	200	15,470
Euronet Worldwide Inc.[a]	230	18,455
ExlService Holdings Inc.[a]	152	6,727
Forrester Research Inc.	44	1,420
Lionbridge Technologies Inc.[a]	268	1,445
ManTech International Corp./VA Class A	117	3,381
MAXIMUS Inc.	318	21,688
Net 1 UEPS Technologies Inc.[a]	203	3,457
Perficient Inc.[a]	166	2,776
Science Applications International Corp.	198	9,080
Sykes Enterprises Inc.[a]	188	5,452
TeleTech Holdings Inc.	82	2,386
Virtusa Corp.[a]	136	7,810

		194,818
LEISURE PRODUCTS — 0.85%
Nautilus Inc.[a]	144	2,454
Smith & Wesson Holding Corp.[a,b]	256	4,572
Sturm Ruger & Co. Inc.	89	5,067
Vista Outdoor Inc.[a]	294	13,148

		25,241
LIFE SCIENCES TOOLS & SERVICES — 1.88%
Affymetrix Inc.[a,b]	360	3,312
Albany Molecular Research Inc.[a,b]	112	2,020
Bio-Techne Corp.	171	15,082

Security	Shares	Value

Cambrex Corp.[a]	150	$6,896
INC Research Holdings Inc.[a]	142	5,923
Luminex Corp.[a]	178	3,240
PAREXEL International Corp.[a,b]	254	16,032
PRA Health Sciences Inc.[a,b]	98	3,434

		55,939
MACHINERY — 1.79%
Alamo Group Inc.	45	2,111
Briggs & Stratton Corp.	249	4,425
Douglas Dynamics Inc.	107	2,348
FreightCar America Inc.	56	1,018
Greenbrier Companies Inc. (The)	118	4,489
John Bean Technologies Corp.	134	6,011
Kadant Inc.	52	2,138
LB Foster Co. Class A	47	692
Lydall Inc.[a]	81	2,773
NN Inc.	124	1,711
Standex International Corp.	62	5,563
Trinity Industries Inc.	741	20,059

		53,338
MARINE — 0.07%
Matson Inc.	45	2,062

		2,062
MEDIA — 0.94%
Cable One Inc.[a]	22	9,536
Entercom Communications Corp. Class Aa	107	1,181
New Media Investment Group Inc.	204	3,284
Scholastic Corp.	112	4,578
Time Inc.	502	9,327

		27,906
METALS & MINING — 0.63%
Century Aluminum Co.[a]	239	865
Kaiser Aluminum Corp.	84	6,828
Materion Corp.	91	2,744
McEwen Mining Inc.[b]	1,034	931
Schnitzer Steel Industries Inc. Class A	122	2,057
Stillwater Mining Co.[a,b]	554	5,174

		18,599
MULTI-UTILITIES — 0.33%
Avista Corp.	287	9,715

		9,715

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

MULTILINE RETAIL — 0.81%
Big Lots Inc.	258	$11,894
Dillard’s Inc. Class A	111	9,932
Fred’s Inc. Class A	168	2,324

		24,150
OIL, GAS & CONSUMABLE FUELS — 0.90%
Delek U.S. Holdings Inc.	258	7,018
Green Plains Inc.	155	3,179
Matador Resources Co.[a,b]	354	9,101
Renewable Energy Group Inc.[a]	143	1,128
REX American Resources Corp.[a,b]	32	1,757
Synergy Resources Corp.[a,b]	398	4,454

		26,637
PAPER & FOREST PRODUCTS — 1.03%
Domtar Corp.	306	12,619
Neenah Paper Inc.	80	5,393
PH Glatfelter Co.	235	4,559
Resolute Forest Products Inc.[a]	316	2,360
Schweitzer-Mauduit International Inc.	146	5,668

		30,599
PERSONAL PRODUCTS — 0.18%
Medifast Inc.[a]	66	1,846
USANA Health Sciences Inc.[a]	27	3,472

		5,318
PHARMACEUTICALS — 2.71%
Akorn Inc.[a]	389	10,402
Amphastar Pharmaceuticals Inc.[a,b]	158	1,871
ANI Pharmaceuticals Inc.[a,b]	38	1,590
Catalent Inc.[a,b]	395	10,499
Cempra Inc.[a,b]	146	3,241
Depomed Inc.[a]	287	5,023
Horizon Pharma PLC[a]	647	10,171
Impax Laboratories Inc.[a]	327	11,324
Lannett Co. Inc.[a,b]	129	5,775
Ocular Therapeutix Inc.[a,b]	43	371
Phibro Animal Health Corp.	68	2,268
Prestige Brands Holdings Inc.[a,b]	257	12,596
Sagent Pharmaceuticals Inc.[a]	95	1,597
SciClone Pharmaceuticals Inc.[a]	232	1,768
Sucampo Pharmaceuticals Inc. Class Aa	106	2,052

		80,548

Security	Shares	Value

PROFESSIONAL SERVICES — 1.47%
Barrett Business Services Inc.	33	$1,616
CBIZ Inc.[a]	212	2,279
Exponent Inc.	124	6,375
Heidrick & Struggles International Inc.	84	2,231
Huron Consulting Group Inc.[a]	105	5,072
ICF International Inc.[a]	84	2,576
Insperity Inc.	79	3,670
Kelly Services Inc. Class A	177	2,797
Korn/Ferry International	243	8,838
Navigant Consulting Inc.[a]	232	3,990
Resources Connection Inc.	181	3,249
VSE Corp.	20	1,149

		43,842
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.82%
Agree Realty Corp.	110	3,562
Altisource Residential Corp.	276	3,972
Apollo Commercial Real Estate Finance Inc.	274	4,551
Chatham Lodging Trust	173	3,960
Chimera Investment Corp.	958	13,489
InfraREIT Inc.[a]	109	2,603
New York Mortgage Trust Inc.	507	2,880
Newcastle Investment Corp.	311	1,530
One Liberty Properties Inc.	62	1,461
Physicians Realty Trust	426	6,807
Resource Capital Corp.	215	2,760
Select Income REIT	322	6,504

		54,079
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
Forestar Group Inc.[a,b]	160	2,264
Marcus & Millichap Inc.[a]	71	3,093

		5,357
ROAD & RAIL — 1.27%
AMERCO	36	14,627
ArcBest Corp.	119	3,082
Celadon Group Inc.	170	2,462
Covenant Transportation Group Inc. Class Aa	54	1,042
Heartland Express Inc.	222	4,180
Knight Transportation Inc.	280	7,118

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Marten Transport Ltd.	119	$1,950
PAM Transportation Services Inc.[a]	17	607
Saia Inc.[a]	114	2,692

		37,760
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.00%
Advanced Energy Industries Inc.[a]	186	5,260
Ambarella Inc.[a,b]	157	7,762
Amkor Technology Inc.[a]	632	3,931
Brooks Automation Inc.	324	3,577
Cabot Microelectronics Corp.[a]	116	4,892
CEVA Inc.[a]	95	2,220
Cirrus Logic Inc.[a]	302	9,311
Cohu Inc.	118	1,486
Diodes Inc.[a]	182	4,168
Fairchild Semiconductor International Inc.[a]	547	9,124
First Solar Inc.[a]	366	20,888
FormFactor Inc.[a,b]	268	2,208
Integrated Device Technology Inc.[a]	651	16,600
Integrated Silicon Solution Inc.	144	3,237
Intersil Corp. Class A	599	8,116
Kulicke & Soffa Industries Inc.[a]	370	3,922
Lattice Semiconductor Corp.[a]	544	2,491
MKS Instruments Inc.	245	8,634
Monolithic Power Systems Inc.	188	11,735
NVE Corp.	21	1,245
OmniVision Technologies Inc.[a]	280	8,084
Photronics Inc.[a,b]	399	3,826
Power Integrations Inc.	136	6,883
Rudolph Technologies Inc.[a]	148	1,893
SunEdison Semiconductor Ltd.[a]	177	1,903
Synaptics Inc.[a,b]	170	14,465
Tessera Technologies Inc.	228	7,973
Xcerra Corp.[a]	354	2,457

		178,291
SOFTWARE — 2.12%
Ebix Inc.[b]	141	3,910
Ellie Mae Inc.[a,b]	59	4,306
Epiq Systems Inc.	97	1,339
Manhattan Associates Inc.[a]	358	26,080
Monotype Imaging Holdings Inc.	181	4,948
Progress Software Corp.[a]	220	5,342

Security	Shares	Value

QAD Inc. Class A	42	$1,073
Take-Two Interactive Software Inc.[a]	407	13,512
VASCO Data Security International Inc.[a,b]	137	2,604

		63,114
SPECIALTY RETAIL — 3.19%
America’s Car-Mart Inc./TXa	39	1,335
Barnes & Noble Education Inc.[a]	137	2,021
Barnes & Noble Inc.	218	2,832
Big 5 Sporting Goods Corp.	87	796
Boot Barn Holdings Inc.[a,b]	54	810
Buckle Inc. (The)[b]	140	4,962
Caleres Inc.	200	6,112
Cato Corp. (The) Class A	126	4,758
Children’s Place Inc. (The)	102	5,474
Express Inc.[a,b]	363	7,006
Finish Line Inc. (The) Class A	225	4,192
Genesco Inc.[a]	116	7,267
Haverty Furniture Companies Inc.	89	2,083
Hibbett Sports Inc.[a,b]	120	4,099
Kirkland’s Inc.	74	1,701
MarineMax Inc.[a]	121	1,912
Murphy USA Inc.[a]	220	13,501
Outerwall Inc.[b]	74	4,440
Rent-A-Center Inc./TX	244	4,487
Select Comfort Corp.[a]	254	5,385
Shoe Carnival Inc.	73	1,640
Stage Stores Inc.	150	1,460
Stein Mart Inc.	141	1,249
Tilly’s Inc. Class Aa	78	569
TravelCenters of America LLC[a]	151	1,740
Winmark Corp.	12	1,209
Zumiez Inc.[a,b]	106	1,853

		94,893
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.64%
Lexmark International Inc. Class A	271	8,805
QLogic Corp.[a]	418	5,183
Super Micro Computer Inc.[a,b]	179	5,050

		19,038
TEXTILES, APPAREL & LUXURY GOODS — 1.53%
Columbia Sportswear Co.	134	7,350
G-III Apparel Group Ltd.[a]	195	10,743

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Iconix Brand Group Inc.[a,b]	210	$3,217
Movado Group Inc.	88	2,265
Skechers U.S.A. Inc. Class Aa	632	19,718
Unifi Inc.[a]	74	2,264

		45,557
THRIFTS & MORTGAGE FINANCE — 1.21%
Bank Mutual Corp.	213	1,542
Brookline Bancorp Inc.	323	3,666
Federal Agricultural Mortgage Corp. Class C	43	1,262
HomeStreet Inc.[a]	92	1,926
LendingTree Inc.[a]	30	3,641
Meridian Bancorp Inc.	102	1,432
Northfield Bancorp. Inc.	210	3,217
Provident Financial Services Inc.	283	5,751
TrustCo Bank Corp. NY	457	2,847
United Financial Bancorp Inc.	274	3,556
Waterstone Financial Inc.	158	2,105
WSFS Financial Corp.	160	5,083

		36,028
TOBACCO — 0.19%
Universal Corp./VA	104	5,617

		5,617
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Aircastle Ltd.	310	7,025
CAI International Inc.[a]	78	906
Veritiv Corp.[a]	42	1,764

		9,695
WATER UTILITIES — 0.46%
American States Water Co.	183	7,457
Connecticut Water Service Inc.	54	1,988
Middlesex Water Co.	78	2,010
SJW Corp.	72	2,285

		13,740
WIRELESS TELECOMMUNICATION SERVICES — 0.30%
Boingo Wireless Inc.[a]	135	1,044
Shenandoah Telecommunications Co.	111	5,194
Spok Holdings Inc.	150	2,704

		8,942

TOTAL COMMON STOCKS (Cost: $3,038,684)		2,968,113

Security	Shares	Value

SHORT-TERM INVESTMENTS — 11.70%

MONEY MARKET FUNDS — 11.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	326,565	$326,565
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	16,898	16,898
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	4,366	4,366

		347,829

TOTAL SHORT-TERM INVESTMENTS
(Cost: $347,829)		347,829

TOTAL INVESTMENTS IN SECURITIES — 111.54%
(Cost: $3,386,513)		3,315,942
Other Assets, Less Liabilities — (11.54)%		(343,195)

NET ASSETS — 100.00%		$2,972,747

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

146

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

October 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.00%

DOMESTIC EQUITY — 21.15%
iShares Core High Dividend ETF[a]	499,044	$37,543,080
iShares U.S. Preferred Stock ETF[a]	298,771	11,729,750

		49,272,830
DOMESTIC FIXED INCOME — 14.81%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	296,522	34,521,091

		34,521,091
DOMESTIC REAL ESTATE — 14.18%
iShares Mortgage Real Estate Capped ETF[a,b]	3,327,372	33,040,804

		33,040,804
INTERNATIONAL EQUITY — 5.25%
iShares International Select Dividend ETF[a]	407,940	12,230,041

		12,230,041
INTERNATIONAL FIXED INCOME — 10.04%
iShares Emerging Markets Local Currency Bond ETF[a]	566,918	23,407,988

		23,407,988
INVESTMENT GRADE BONDS — 14.75%
iShares 10+ Year Credit Bond ETF[a,b]	398,284	22,901,330
iShares Intermediate Credit Bond ETF[a]	105,353	11,462,406

		34,363,736
NON-INVESTMENT GRADE BONDS — 19.82%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	539,628	46,175,968

		46,175,968

TOTAL INVESTMENT COMPANIES (Cost: $254,992,564)		233,012,458

Security	Shares	Value

SHORT-TERM INVESTMENTS — 17.58%

MONEY MARKET FUNDS — 17.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,c,d]	38,933,337	$38,933,337
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,c,d]	2,014,556	2,014,556
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,c]	7,605	7,605

		40,955,498

TOTAL SHORT-TERM INVESTMENTS (Cost: $40,955,498)		40,955,498

TOTAL INVESTMENTS IN SECURITIES — 117.58%
(Cost: $295,948,062)		273,967,956
Other Assets, Less Liabilities — (17.58)%		(40,954,256)

NET ASSETS — 100.00%		$233,013,700

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

147

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.22%

AUSTRALIA — 2.20%
Alumina Ltd.	1,159,158	$897,296
Amcor Ltd./Australia	165,984	1,616,450
AMP Ltd.	815,362	3,333,256
APA Group	242,970	1,594,792
Asciano Ltd.	119,700	700,280
ASX Ltd.	149,321	4,391,293
Aurizon Holdings Ltd.	108,654	400,774
AusNet Services	631,312	650,842
Australia & New Zealand Banking Group Ltd.	421,130	8,175,385
Bendigo & Adelaide Bank Ltd.	57,362	437,897
BHP Billiton Ltd.	484,366	7,955,042
Boral Ltd.	258,258	993,130
Brambles Ltd.	645,089	4,777,278
Coca-Cola Amatil Ltd.	161,070	1,046,879
Commonwealth Bank of Australia	295,737	16,189,535
CSL Ltd.	112,476	7,526,272
Dexus Property Group	133,224	735,677
Federation Centres	654,654	1,359,153
Goodman Group	254,982	1,104,236
GPT Group (The)	224,406	763,689
Incitec Pivot Ltd.	507,234	1,429,450
James Hardie Industries PLC	153,426	2,003,150
Lend Lease Group	115,752	1,073,582
Macquarie Group Ltd.	104,413	6,384,089
Mirvac Group	395,317	509,080
National Australia Bank Ltd.	446,628	9,607,199
Orica Ltd.[a]	137,046	1,611,340
Origin Energy Ltd.	427,110	1,675,969
QBE Insurance Group Ltd.	235,872	2,229,748
Rio Tinto Ltd.	112,613	4,069,410
Scentre Group	895,034	2,643,647
South32 Ltd.[b]	1,045,590	1,092,855
Stockland	306,306	885,063
Suncorp Group Ltd.	497,011	4,648,707
Sydney Airport	506,142	2,329,140
Telstra Corp. Ltd.	1,086,320	4,185,189

Security	Shares	Value

Transurban Group	153,476	$1,143,153
Wesfarmers Ltd.	199,426	5,607,273
Westfield Corp.	350,712	2,564,708
Westpac Banking Corp.	547,638	12,260,552
Westpac Banking Corp. New[b]	23,810	517,262
Woodside Petroleum Ltd.	128,245	2,709,208
Woolworths Ltd.	242,028	4,163,191

		139,992,121
AUSTRIA — 0.08%
Erste Group Bank AGb	68,043	2,004,616
OMV AG	47,601	1,272,495
Voestalpine AG	55,934	2,034,972

		5,312,083
BELGIUM — 0.48%
Ageas	68,536	3,042,338
Anheuser-Busch InBev SA/NV	160,124	19,226,965
Groupe Bruxelles Lambert SA	46,609	3,805,377
KBC Groep NV	43,134	2,639,698
UCB SA	17,472	1,519,331

		30,233,709
BRAZIL — 0.34%
Ambev SA	905,595	4,497,758
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	600,600	1,781,338
BR Malls Participacoes SA	382,200	1,113,692
BRF SA	185,072	2,893,819
CCR SA	218,400	688,670
Cia. de Saneamento Basico do Estado de Sao Paulo	163,800	713,388
Cielo SA	147,896	1,408,680
Embraer SA	344,664	2,535,896
Hypermarcas SAb	218,400	994,367
Klabin SA Units	273,000	1,557,605
Natura Cosmeticos SA	163,800	975,901
TIM Participacoes SA	163,800	360,103
Ultrapar Participacoes SA	109,200	1,903,503

		21,424,720
CANADA — 2.97%
Agnico Eagle Mines Ltd.	92,274	2,606,678

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Agrium Inc.	23,637	$2,197,761
Alimentation Couche-Tard Inc. Class B	73,164	3,145,546
ARC Resources Ltd.	42,042	619,536
Bank of Montreal	127,541	7,412,556
Bank of Nova Scotia (The)	202,736	9,528,212
Barrick Gold Corp.	274,092	2,105,419
BCE Inc.	48,594	2,099,234
Bombardier Inc. Class B	642,642	697,483
Brookfield Asset Management Inc. Class A	264,658	9,240,324
Cameco Corp.	136,188	1,927,773
Canadian Imperial Bank of Commerce/Canada	87,546	6,710,064
Canadian National Railway Co.	155,064	9,466,092
Canadian Natural Resources Ltd.	216,401	5,014,926
Canadian Pacific Railway Ltd.	41,586	5,840,507
Canadian Tire Corp. Ltd. Class A	8,405	738,903
Canadian Utilities Ltd. Class A	13,848	364,101
Cenovus Energy Inc.	125,580	1,869,758
Crescent Point Energy Corp.	66,066	899,833
Dollarama Inc.	42,042	2,838,361
Enbridge Inc.	189,892	8,111,793
Encana Corp.	110,379	839,432
Finning International Inc.	33,306	532,041
First Quantum Minerals Ltd.	194,922	1,039,902
Fortis Inc./Canada	17,109	494,956
Franco-Nevada Corp.	64,974	3,293,519
Gildan Activewear Inc.	76,440	2,196,186
Goldcorp Inc.	206,934	2,646,085
H&R REIT	15,834	253,906
Husky Energy Inc.	103,847	1,402,512
Imperial Oil Ltd.	89,703	2,983,130
Magna International Inc. Class A	68,796	3,626,073
Manulife Financial Corp.	319,974	5,302,126
National Bank of Canada	34,218	1,132,710
Open Text Corp.	25,116	1,163,512
Pembina Pipeline Corp.	44,772	1,124,818
Potash Corp. of Saskatchewan Inc.	162,300	3,284,827
Power Corp. of Canada	163,388	3,670,251
Restaurant Brands International Inc.	48,594	1,949,183

Security	Shares	Value

Rogers Communications Inc. Class B	119,028	$4,733,463
Royal Bank of Canada	240,310	13,733,312
Saputo Inc.	21,840	520,481
Shaw Communications Inc. Class B	253,940	5,269,592
Silver Wheaton Corp.	122,304	1,661,132
SNC-Lavalin Group Inc.	75,348	2,413,601
Sun Life Financial Inc.	115,815	3,903,727
Suncor Energy Inc.	304,227	9,047,634
TELUS Corp.	22,380	746,485
Thomson Reuters Corp.	61,792	2,535,250
Toronto-Dominion Bank (The)	308,143	12,642,730
Tourmaline Oil Corp.[a,b]	54,800	1,139,686
TransCanada Corp.	139,452	4,689,791
Valeant Pharmaceuticals International Inc.[a,b]	56,238	5,245,756

		188,652,669
CHILE — 0.15%
AES Gener SA	722,633	347,774
Aguas Andinas SA Series A	1,294,566	681,466
Banco de Chile	5,655,934	599,097
Banco de Credito e Inversiones	12,846	524,346
Banco Santander Chile	9,856,051	468,354
Cia. Cervecerias Unidas SA	68,250	819,494
Colbun SA	2,909,088	772,374
CorpBanca SA	48,235,824	439,717
Empresa Nacional de Electricidad SA/Chile	590,226	740,163
Empresas CMPC SA	461,916	1,141,293
Empresas COPEC SA	68,796	645,126
Enersis SA	4,261,530	1,125,284
LATAM Airlines Group SAb	127,218	680,141
SACI Falabella	86,822	582,692

		9,567,321
CHINA — 2.28%
Agricultural Bank of China Ltd. Class H	3,822,000	1,568,233
Bank of China Ltd. Class H	15,834,000	7,498,068
Brilliance China Automotive Holdings Ltd.	2,184,000	3,037,834

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

China Construction Bank Corp. Class H	12,356,260	$8,976,109
China Gas Holdings Ltd.[a]	2,184,000	3,483,083
China Life Insurance Co. Ltd. Class H	2,184,000	7,904,569
China Mengniu Dairy Co. Ltd.	1,092,000	2,121,975
China Merchants Bank Co. Ltd. Class H	1,092,288	2,868,100
China Mobile Ltd.	1,092,000	13,075,651
China Overseas Land & Investment Ltd.[a]	1,092,000	3,550,716
China Pacific Insurance Group Co. Ltd. Class H	655,200	2,620,766
China Petroleum & Chemical Corp. Class H	5,615,200	4,021,156
China Shenhua Energy Co. Ltd. Class H	1,092,000	1,848,627
China Shipping Container Lines Co. Ltd. Class Ha	3,801,000	1,525,285
China Telecom Corp. Ltd. Class H	2,184,000	1,146,937
China Unicom Hong Kong Ltd.	1,092,000	1,348,427
Chongqing Changan Automobile Co. Ltd. Class B	491,679	910,387
CNOOC Ltd.	3,822,000	4,285,516
Country Garden Holdings Co. Ltd.[a]	3,833,866	1,464,271
Evergrande Real Estate Group Ltd.[a]	3,822,000	2,939,203
Fosun International Ltd.[a]	1,883,500	3,446,153
GCL-Poly Energy Holdings Ltd.[a,b]	8,736,000	1,814,810
GOME Electrical Appliances Holding Ltd.[a]	7,644,000	1,410,423
Great Wall Motor Co. Ltd. Class Ha	1,174,500	1,436,660
Guangdong Investment Ltd.	1,578,000	2,227,496
Haier Electronics Group Co. Ltd.[a]	1,638,000	3,178,736
Hengan International Group Co. Ltd.	273,000	2,957,168
Industrial & Commercial Bank of China Ltd. Class H	13,130,260	8,386,316
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,365,074	1,146,662
Kunlun Energy Co. Ltd.	1,092,000	893,315
Lenovo Group Ltd.[a]	2,184,000	2,040,252
PetroChina Co. Ltd. Class H	4,368,000	3,415,450
Ping An Insurance Group Co. of China Ltd. Class H	1,638,000	9,225,520
Shimao Property Holdings Ltd.[a]	938,500	1,656,583
Sino-Ocean Land Holdings Ltd.	4,095,000	2,393,563

Security	Shares	Value

Tencent Holdings Ltd.	1,092,000	$20,656,146
Want Want China Holdings Ltd.[a]	3,276,000	2,730,669

		145,210,835
COLOMBIA — 0.02%
Almacenes Exito SA	68,796	310,730
Ecopetrol SA	863,226	403,028
Grupo de Inversiones Suramericana SA	67,704	861,198

		1,574,956
CZECH REPUBLIC — 0.03%
CEZ AS	63,882	1,284,013
Komercni Banka AS	2,194	456,195

		1,740,208
DENMARK — 0.62%
Carlsberg A/S Class B	23,637	1,946,642
Danske Bank A/S	204,759	5,656,410
DSV A/S	104,286	4,247,934
Novo Nordisk A/S Class B	401,150	21,408,690
Novozymes A/S Class B	57,330	2,670,678
TDC A/S	224,952	1,184,537
Tryg A/S	115,752	2,091,738

		39,206,629
EGYPT — 0.01%
Global Telecom Holding SAE GDR[b]	147,825	172,216
Talaat Moustafa Group	179,850	152,077

		324,293
FINLAND — 0.27%
Fortum OYJ	64,439	971,642
Metso OYJ	76,440	1,880,467
Nokia OYJ	630,304	4,713,717
Sampo OYJ Class A	114,114	5,606,973
UPM-Kymmene OYJ	227,682	4,288,227

		17,461,026
FRANCE — 3.42%
Accor SA	73,386	3,667,419
Air Liquide SA	54,103	7,046,280

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Airbus Group SE	101,010	$7,069,754
Alstom SAb	47,570	1,558,580
Arkema SA	12,992	955,961
AXA SA	318,864	8,568,072
BNP Paribas SA	186,114	11,360,951
Bouygues SA	72,310	2,752,969
Cap Gemini SA	71,728	6,420,359
Carrefour SA	95,143	3,118,309
Christian Dior SE	9,282	1,836,377
Cie. de Saint-Gobain	107,252	4,523,411
Cie. Generale des Etablissements Michelin Class B	48,048	4,808,706
Credit Agricole SA	276,822	3,522,718
Danone SA	100,627	7,048,505
Edenred	72,758	1,344,224
Engie SA	251,160	4,426,618
Essilor International SA	65,520	8,656,251
Groupe Eurotunnel SE Registered	137,592	1,937,126
Hermes International	3,822	1,479,168
Iliad SA	7,098	1,500,338
Kering	24,570	4,574,658
L’Oreal SA	43,221	7,927,905
Legrand SA	46,410	2,560,265
LVMH Moet Hennessy Louis Vuitton SE	50,834	9,523,682
Orange SA	340,551	6,032,202
Pernod Ricard SA	59,586	7,056,084
Publicis Groupe SA	29,484	1,923,555
Renault SA	58,968	5,584,367
Safran SA	34,398	2,626,025
Sanofi	208,026	21,106,758
Schneider Electric SE	95,143	5,788,893
SES SA	164,892	4,897,048
Societe Generale SA	127,764	5,971,402
Suez Environnement Co.	60,643	1,159,585
Technip SA	46,410	2,435,430
Total SA	327,401	15,965,638
Unibail-Rodamco SE	21,033	5,903,786
Veolia Environnement SA	67,946	1,589,323
Vinci SA	79,914	5,418,443
Vivendi SA	200,110	4,844,344
Wendel SA	9,282	1,119,154

		217,610,643

Security	Shares	Value

GERMANY — 3.07%
adidas AG	36,582	$3,295,461
Allianz SE Registered	76,650	13,492,393
BASF SE	159,978	13,170,921
Bayer AG Registered	145,282	19,474,949
Bayerische Motoren Werke AG	82,446	8,502,667
Beiersdorf AG	22,386	2,137,301
Commerzbank AGb	204,750	2,264,033
Continental AG	15,288	3,693,382
Daimler AG Registered	173,180	15,107,222
Deutsche Bank AG Registered	231,504	6,513,467
Deutsche Boerse AG	51,870	4,798,724
Deutsche Post AG Registered	189,497	5,666,506
Deutsche Telekom AG Registered	551,460	10,358,942
E.ON SE	349,986	3,710,316
Fresenius Medical Care AG & Co. KGaA	64,428	5,828,144
Fresenius SE & Co. KGaA	62,244	4,589,586
GEA Group AG	28,938	1,165,654
HeidelbergCement AG	31,253	2,340,012
Henkel AG & Co. KGaA	24,024	2,229,467
Infineon Technologies AG	227,713	2,816,026
Kabel Deutschland Holding AG	9,282	1,186,827
Lanxess AG	32,214	1,738,337
Linde AG	43,221	7,531,629
MAN SE	29,504	3,090,987
Merck KGaA	55,692	5,464,837
METRO AG	59,538	1,843,496
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	36,693	7,356,726
Osram Licht AG	51,870	3,066,027
ProSiebenSat.1 Media SE Registered	45,318	2,462,478
SAP SE	164,476	13,059,765
Siemens AG Registered	148,770	15,037,000
ThyssenKrupp AG	108,199	2,192,632

		195,185,914
HONG KONG — 1.13%
AIA Group Ltd.	2,074,800	12,207,698
Bank of East Asia Ltd. (The)[a]	327,600	1,227,956
Cheung Kong Property Holdings Ltd.	956,516	6,726,381
CK Hutchison Holdings Ltd.	659,016	9,056,038

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

CLP Holdings Ltd.	273,000	$2,377,711
Galaxy Entertainment Group Ltd.[a]	1,092,000	3,755,022
Hang Lung Properties Ltd.	1,092,000	2,679,945
Hang Seng Bank Ltd.[a]	187,700	3,453,635
Henderson Land Development Co. Ltd.	699,457	4,480,980
Hong Kong & China Gas Co. Ltd.	1,399,444	2,842,189
Hong Kong Exchanges and Clearing Ltd.[a]	187,200	4,922,693
Li & Fung Ltd.[a]	2,144,000	1,742,842
Link REIT	546,000	3,272,435
New World Development Co. Ltd.	1,649,666	1,768,845
Sands China Ltd.[a]	436,800	1,586,550
Swire Pacific Ltd. Class A	546,000	6,340,563
Wharf Holdings Ltd. (The)[a]	546,200	3,266,586

		71,708,069
HUNGARY — 0.03%
OTP Bank PLC	102,905	2,001,850

		2,001,850
INDIA — 0.70%
Dr. Reddy’s Laboratories Ltd. ADR[a]	112,646	7,298,334
ICICI Bank Ltd. ADR	625,170	5,388,966
Infosys Ltd. ADR[a]	608,371	11,048,017
Larsen & Toubro Ltd. GDR[c]	224,406	4,802,288
Reliance Industries Ltd. GDR[d]	262,626	7,537,366
Tata Motors Ltd. ADR[b]	129,464	3,828,251
Wipro Ltd. ADR[a]	353,808	4,380,143

		44,283,365
INDONESIA — 0.25%
Astra International Tbk PT	4,914,000	2,118,181
Bank Central Asia Tbk PT	4,641,000	4,373,983
Bank Danamon Indonesia Tbk PT	1,157,410	233,385
Bank Mandiri Persero Tbk PT	1,365,457	867,907
Bank Negara Indonesia Persero Tbk PT	2,294,388	797,064
Bank Rakyat Indonesia Persero Tbk PT	2,184,000	1,679,386
Charoen Pokphand Indonesia Tbk PT	2,479,445	452,867
Indocement Tunggal Prakarsa Tbk PT	410,500	539,836
Indofood Sukses Makmur Tbk PT	1,498,500	604,874
Kalbe Farma Tbk PT	6,169,800	644,589

Security	Shares	Value

Perusahaan Gas Negara Persero Tbk PT	1,911,000	$418,849
Semen Indonesia Persero Tbk PT	819,000	586,389
Telekomunikasi Indonesia Persero Tbk PT	6,552,000	1,282,876
Unilever Indonesia Tbk PT	273,000	737,973
United Tractors Tbk PT	566,606	749,265

		16,087,424
IRELAND — 0.51%
Bank of Ireland[b]	7,297,290	2,732,663
CRH PLC	107,016	2,938,831
Kerry Group PLC Class A	16,021	1,308,737
Medtronic PLC	252,838	18,689,785
Pentair PLC	32,513	1,818,127
Tyco International PLC	136,188	4,962,691

		32,450,834
ISRAEL — 0.23%
Israel Chemicals Ltd.	185,234	1,026,800
NICE-Systems Ltd.	47,502	2,923,408
Teva Pharmaceutical Industries Ltd.	175,266	10,759,141

		14,709,349
ITALY — 0.86%
Assicurazioni Generali SpA	125,784	2,395,452
Atlantia SpA	160,011	4,454,256
CNH Industrial NV	350,532	2,381,374
Enel SpA	918,383	4,256,808
Eni SpA	448,330	7,359,382
Finmeccanica SpA[b]	218,940	2,878,040
Intesa Sanpaolo SpA	2,307,942	8,076,716
Luxottica Group SpA	41,496	2,922,208
Mediobanca SpA	327,054	3,305,714
Snam SpA	880,698	4,582,185
Telecom Italia SpA[a,b]	2,205,294	3,091,383
Tenaris SA	39,858	502,813
UniCredit SpA	796,805	5,175,522
Unione di Banche Italiane SpA	438,694	3,300,149

		54,682,002
JAPAN — 7.91%
Aeon Co. Ltd.	327,600	4,883,799
Aisin Seiki Co. Ltd.	109,200	4,375,239
Asahi Group Holdings Ltd.	163,800	5,086,046
ASICS Corp.	163,800	4,567,533
Astellas Pharma Inc.	546,000	7,985,830

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Bandai Namco Holdings Inc.	109,200	$2,701,156
Bank of Yokohama Ltd. (The)	1,092,000	6,870,981
Bridgestone Corp.	166,200	6,164,584
Canon Inc.	218,400	6,587,744
Casio Computer Co. Ltd.[a]	218,400	4,148,107
Central Japan Railway Co.	54,600	10,044,500
Chugoku Electric Power Co. Inc. (The)	163,800	2,489,407
Dai-ichi Life Insurance Co. Ltd. (The)	218,400	3,827,769
Daiichi Sankyo Co. Ltd.	218,400	4,315,515
Daikin Industries Ltd.	109,200	7,094,493
Daiwa Securities Group Inc.	546,000	3,764,878
Denso Corp.	163,800	7,685,400
East Japan Railway Co.	109,200	10,469,807
Eisai Co. Ltd.	109,200	6,884,554
FANUC Corp.	54,600	9,752,666
Fast Retailing Co. Ltd.	9,000	3,309,882
Fuji Heavy Industries Ltd.	100,200	3,925,797
FUJIFILM Holdings Corp.	163,800	6,585,934
Fujitsu Ltd.	546,000	2,602,521
Hitachi Ltd.	1,092,000	6,360,612
Honda Motor Co. Ltd.	327,600	10,978,367
Hoya Corp.	163,800	6,826,188
ITOCHU Corp.	273,000	3,447,707
Japan Tobacco Inc.	218,400	7,621,151
JFE Holdings Inc.	109,200	1,733,807
JTEKT Corp.	78,900	1,374,334
JX Holdings Inc.	622,980	2,457,331
Kao Corp.	163,800	8,468,599
KDDI Corp.	327,600	7,997,594
Keikyu Corp.	546,000	4,520,025
Keyence Corp.	10,000	5,268,697
Kintetsu Group Holdings Co. Ltd.	1,092,000	4,244,027
Kobe Steel Ltd.	1,092,000	1,393,561
Komatsu Ltd.	218,400	3,623,259
Kyocera Corp.	109,200	4,979,719
Kyushu Electric Power Co. Inc.[b]	218,400	2,656,815
Marubeni Corp.	546,000	3,178,043
Mazda Motor Corp.	109,200	2,175,856

Security	Shares	Value

Mitsubishi Chemical Holdings Corp.	819,000	$5,160,701
Mitsubishi Corp.	273,000	5,005,283
Mitsubishi Electric Corp.	546,000	5,746,178
Mitsubishi Heavy Industries Ltd.	1,092,000	5,557,052
Mitsubishi UFJ Financial Group Inc.	2,293,200	15,023,857
Mitsui & Co. Ltd.	382,200	4,879,048
Mitsui Fudosan Co. Ltd.	165,000	4,525,792
Mizuho Financial Group Inc.	4,204,200	8,720,209
MS&AD Insurance Group Holdings Inc.	109,200	3,250,436
Murata Manufacturing Co. Ltd.	54,600	7,852,355
NEC Corp.	592,000	1,839,652
Nidec Corp.	54,900	4,173,173
Nippon Steel & Sumitomo Metal Corp.	164,134	3,360,888
Nippon Telegraph & Telephone Corp.	218,400	8,118,851
Nissan Motor Co. Ltd.	622,900	6,537,417
Nitto Denko Corp.	54,600	3,540,007
Nomura Holdings Inc.	691,200	4,385,189
NTT DOCOMO Inc.	296,820	5,798,659
Olympus Corp.	54,600	1,857,327
ORIX Corp.	405,300	5,983,360
Panasonic Corp.	436,800	5,194,183
Rakuten Inc.	273,000	3,817,589
Resona Holdings Inc.	546,000	2,912,000
SBI Holdings Inc./Japan	133,930	1,532,690
Secom Co. Ltd.	54,600	3,672,577
Seven & I Holdings Co. Ltd.	218,400	9,973,917
Seven Bank Ltd.	655,200	3,007,920
Shin-Etsu Chemical Co. Ltd.	109,200	6,546,118
SoftBank Group Corp.	163,800	9,226,009
Sony Corp.	218,400	6,298,173
Sumitomo Chemical Co. Ltd.	546,000	3,162,660
Sumitomo Corp.	405,300	4,468,628
Sumitomo Electric Industries Ltd.	405,300	5,590,403
Sumitomo Mitsui Financial Group Inc.	218,400	8,795,724
Sumitomo Mitsui Trust Holdings Inc.	1,092,080	4,232,574
Suzuki Motor Corp.	109,200	3,610,590

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

T&D Holdings Inc.	187,700	$2,491,779
Takeda Pharmaceutical Co. Ltd.	163,800	8,049,173
TDK Corp.	54,600	3,515,575
Terumo Corp.	218,900	6,548,407
Tohoku Electric Power Co. Inc.	218,400	3,091,172
Tokio Marine Holdings Inc.	218,400	8,491,674
Tokyo Electron Ltd.	54,600	3,304,731
Tokyo Gas Co. Ltd.	546,000	2,721,969
Toray Industries Inc.	546,000	4,807,334
Toshiba Corp.[b]	1,092,000	3,104,746
Toyota Motor Corp.	546,000	33,793,860
USS Co. Ltd.	218,400	3,892,922

		502,600,365
MALAYSIA — 0.30%
AirAsia Bhd[a]	1,419,600	489,061
Alliance Financial Group Bhd	1,037,400	864,500
Axiata Group Bhd[a]	112,000	160,857
Berjaya Sports Toto Bhd	112,346	83,684
Bumi Armada Bhd[b]	2,839,200	641,067
CIMB Group Holdings Bhd[a]	827,900	888,412
DiGi.Com Bhd[a]	873,600	1,069,631
Gamuda Bhd[a]	231,100	242,074
Genting Bhd	109,600	189,300
Genting Plantations Bhd[a]	218,400	543,967
Hong Leong Bank Bhd[a]	133,500	434,434
Hong Leong Financial Group Bhd	273,000	899,832
IHH Healthcare Bhd[a]	1,528,800	2,245,514
IJM Corp. Bhd[a]	436,820	337,580
IOI Corp. Bhd[a]	109,200	108,285
IOI Properties Group Bhd	388,115	182,494
Kuala Lumpur Kepong Bhd[a]	54,800	290,583
Lafarge Malaysia Bhd	327,600	693,939
Malayan Banking Bhd[a]	194,100	373,200
Malaysia Airports Holdings Bhd	327,600	404,162
Maxis Bhd[a]	548,000	840,624
Petronas Chemicals Group Bhd	109,600	162,002
Petronas Gas Bhd	163,800	876,193
PPB Group Bhd	218,400	785,955
Public Bank Bhd	416,570	1,753,162
RHB Capital Bhd	163,800	232,584
Sapurakencana Petroleum Bhd[a]	1,965,600	965,413
Telekom Malaysia Bhd[a]	709,800	1,100,388
Tenaga Nasional Bhd	218,400	643,609

Security	Shares	Value

YTL Corp. Bhd	568,133	$199,693
YTL Power International Bhd	1,083,190	380,730

		19,082,929
MEXICO — 0.43%
Alfa SAB de CV	943,000	1,963,163
America Movil SAB de CV	5,569,200	4,969,868
Cemex SAB de CV CPO[b]	3,495,082	2,213,931
Fomento Economico Mexicano SAB de CV	655,200	6,468,062
Gentera SAB de CV	491,400	904,684
Grupo Financiero Banorte SAB de CV	491,400	2,644,485
Grupo Mexico SAB de CV Series B	709,828	1,728,109
Grupo Televisa SAB	436,800	2,539,868
Mexichem SAB de CVa	273,047	707,696
Wal-Mart de Mexico SAB de CV	1,310,400	3,455,024

		27,594,890
NETHERLANDS — 1.08%
Aegon NV	232,718	1,440,631
Akzo Nobel NV	71,210	5,069,775
ASML Holding NV	59,562	5,566,929
Fiat Chrysler Automobiles NVa,[b]	188,749	2,798,092
Gemalto NVa	16,380	1,032,272
Heineken NV	52,416	4,812,760
ING Groep NV CVA	621,931	9,092,659
Koninklijke Ahold NV	207,871	4,252,650
Koninklijke DSM NV	27,465	1,473,272
Koninklijke KPN NV	754,026	2,782,003
Koninklijke Philips NV	214,696	5,831,862
Mylan NVb	73,164	3,225,801
RELX NV	434,980	7,471,786
TNT Express NV	140,868	1,190,415
Unilever NV CVA	231,046	10,494,852
Wolters Kluwer NV	55,146	1,875,940

		68,411,699
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	311,509	1,108,634
Contact Energy Ltd.	72,072	253,085

		1,361,719
NORWAY — 0.22%
DNB ASA	170,352	2,178,270
Orkla ASA	514,568	4,393,573

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Statoil ASA	116,905	$1,881,687
Telenor ASA	234,894	4,449,823
Yara International ASA	16,849	768,000

		13,671,353
PERU — 0.05%
Credicorp Ltd.	18,197	2,059,537
Southern Copper Corp.[a]	40,441	1,122,642

		3,182,179
PHILIPPINES — 0.17%
Aboitiz Equity Ventures Inc.	417,050	498,821
Aboitiz Power Corp.	1,384,500	1,241,969
Alliance Global Group Inc.	1,037,400	404,147
Ayala Land Inc.	1,474,200	1,128,793
Bank of the Philippine Islands	766,649	1,385,274
BDO Unibank Inc.	824,462	1,790,854
International Container Terminal Services Inc.	142,800	251,623
Jollibee Foods Corp.	432,210	1,901,650
Metropolitan Bank & Trust Co.	207,597	377,106
Philippine Long Distance Telephone Co.	10,970	515,464
SM Prime Holdings Inc.	2,688,525	1,240,328

		10,736,029
POLAND — 0.11%
Bank Handlowy w Warszawie SA	19,285	393,945
Bank Millennium SAb	659,022	1,047,003
Bank Pekao SA	20,202	787,963
Cyfrowy Polsat SAb	144,690	935,641
KGHM Polska Miedz SA	31,253	729,046
mBank SAb	8,736	823,220
Powszechna Kasa Oszczednosci Bank Polski SAb	188,220	1,399,380
Synthos SA	881,431	844,329

		6,960,527
PORTUGAL — 0.08%
Banco Espirito Santo SA Registered[b]	1	—
EDP - Energias de Portugal SA	885,994	3,296,307
Jeronimo Martins SGPS SA	147,420	2,082,005

		5,378,312

Security	Shares	Value

QATAR — 0.07%
Masraf Al Rayan QSC	158,886	$1,885,551
Ooredoo QSC	35,490	758,498
Qatar National Bank SAQ	37,128	1,861,372

		4,505,421
RUSSIA — 0.33%
Lukoil PJSC	90,252	3,271,635
Magnit PJSC GDR[c]	106,470	4,846,514
MMC Norilsk Nickel PJSC ADR	57,442	855,886
Mobile TeleSystems PJSC ADR	337,279	2,371,071
NOVATEK OAO GDR[c]	46,146	4,220,052
Surgutneftegas OAO ADR	244,297	1,342,974
Tatneft PAO ADR	129,296	4,001,711

		20,909,843
SINGAPORE — 0.42%
Ascendas REIT[a]	1,692,600	2,888,478
CapitaLand Ltd.[a]	2,184,000	4,834,273
CapitaLand Mall Trust[a]	1,638,000	2,315,773
Genting Singapore PLC	1,638,000	953,210
Global Logistic Properties Ltd.[a]	819,000	1,309,932
Hutchison Port Holdings Trust[a]	1,638,000	909,090
Keppel Corp. Ltd.[a]	495,800	2,506,436
Noble Group Ltd.[a]	2,675,400	964,710
Oversea-Chinese Banking Corp. Ltd.[a]	546,000	3,520,443
Singapore Press Holdings Ltd.[a]	236,000	672,360
Singapore Telecommunications Ltd.[a]	2,130,400	6,054,261

		26,928,966
SOUTH AFRICA — 0.68%
African Rainbow Minerals Ltd.	63,336	242,579
Barclays Africa Group Ltd.	7,317	94,121
Barloworld Ltd.	62,802	355,616
FirstRand Ltd.	1,429,428	5,258,383
Growthpoint Properties Ltd.	666,666	1,225,012
MMI Holdings Ltd./South Africa	276,287	502,280
Mr. Price Group Ltd.	114,660	1,764,747
MTN Group Ltd.	293,757	3,357,430
Naspers Ltd. Class N	89,544	13,146,251
Redefine Properties Ltd.	1,384,110	1,158,884
Sanlam Ltd.	1,018,456	4,610,351

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Sappi Ltd.[b]	396,396	$1,569,030
Sasol Ltd.	109,287	3,508,006
Standard Bank Group Ltd.	458,122	4,775,778
Woolworths Holdings Ltd./South Africa	250,068	1,856,857

		43,425,325
SOUTH KOREA — 1.53%
AmorePacific Corp.[a]	9,282	3,073,510
AmorePacific Group	13,650	1,927,679
BNK Financial Group Inc.	33,306	409,003
Celltrion Inc.[a,b]	20,761	1,402,217
CJ CheilJedang Corp.	3,822	1,173,370
Coway Co. Ltd.	19,966	1,492,130
Daelim Industrial Co. Ltd.	4,147	272,089
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	86,268	525,152
DGB Financial Group Inc.	27,070	251,692
Doosan Heavy Industries & Construction Co. Ltd.	37,674	680,746
GS Engineering & Construction Corp.[a,b]	46,410	948,514
Hana Financial Group Inc.	42,335	1,032,335
Hankook Tire Co. Ltd.	12,558	481,920
Hanwha Corp.	60,606	1,996,189
Hyundai Department Store Co. Ltd.	2,224	244,824
Hyundai Development Co. Engineering & Construction	9,282	374,928
Hyundai Engineering & Construction Co. Ltd.	14,650	444,621
Hyundai Glovis Co. Ltd.	2,638	454,688
Hyundai Heavy Industries Co. Ltd.[a,b]	16,380	1,367,814
Hyundai Marine & Fire Insurance Co. Ltd.	9,668	287,907
Hyundai Merchant Marine Co. Ltd.[a,b]	117,878	616,247
Hyundai Mobis Co. Ltd.	9,828	2,068,962
Hyundai Motor Co.	26,126	3,574,980
Hyundai Steel Co.	8,190	374,281
Hyundai Wia Corp.	3,276	383,620
KB Financial Group Inc.	62,637	1,986,165
KCC Corp.[a]	3,276	1,173,849
Kia Motors Corp.	37,674	1,843,962
Korea Aerospace Industries Ltd.	44,226	3,491,373
Korea Electric Power Corp.	43,134	1,944,728
Korea Zinc Co. Ltd.	2,184	908,044
KT Corp.[b]	49,140	1,273,705

Security	Shares	Value

KT&G Corp.	18,564	$1,856,319
LG Chem Ltd.	7,644	2,041,663
LG Corp.	13,558	784,902
LG Display Co. Ltd.	40,522	767,752
LG Electronics Inc.	19,656	846,550
LG Household & Health Care Ltd.	2,184	1,814,173
Lotte Chemical Corp.	8,736	1,842,909
Lotte Confectionery Co. Ltd.	454	792,076
Lotte Shopping Co. Ltd.	2,184	444,444
NAVER Corp.	4,914	2,586,202
NCsoft Corp.	2,730	453,783
OCI Co. Ltd.[a]	21,840	1,574,710
Orion Corp./Republic of Korea	1,104	929,643
POSCO	10,864	1,734,352
S-1 Corp.	3,276	284,482
Samsung C&T Corp.[b]	10,298	1,400,105
Samsung Electronics Co. Ltd.	19,110	22,998,044
Samsung Fire & Marine Insurance Co. Ltd.	6,006	1,683,187
Samsung Heavy Industries Co. Ltd.	24,117	281,353
Samsung SDI Co. Ltd.	8,853	827,020
Samsung Securities Co. Ltd.	9,282	393,246
Shinhan Financial Group Co. Ltd.	63,361	2,420,395
SK Holdings Co. Ltd.	8,190	1,918,100
SK Hynix Inc.	107,242	2,887,882
SK Innovation Co. Ltd.[b]	26,208	2,724,133
SK Telecom Co. Ltd.	7,744	1,637,037
Woori Bank	73,510	639,638

		97,045,344
SPAIN — 1.15%
ACS Actividades de Construccion y Servicios SA	94,874	3,243,116
Amadeus IT Holding SA Class A	79,716	3,413,139
Banco Bilbao Vizcaya Argentaria SA	983,450	8,517,126
Banco Bilbao Vizcaya Argentaria SA New[b]	10,767	93,247
Banco de Sabadell SAa	1,464,768	2,846,161
Banco Popular Espanol SAa	712,567	2,728,218
Banco Santander SA	1,985,616	11,186,396
Bankia SA	1,339,884	1,734,681
Distribuidora Internacional de Alimentacion SA	164,346	1,050,781
Ferrovial SA	99,994	2,536,125
Grifols SA	54,787	2,552,753
Iberdrola SA	891,679	6,399,502

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Industria de Diseno Textil SA	273,000	$10,285,027
International Consolidated Airlines Group SAb	336,336	3,027,999
Red Electrica Corp. SA	12,804	1,134,344
Repsol SA	278,864	3,534,841
Telefonica SA	657,205	8,733,559

		73,017,015
SWEDEN — 0.98%
Atlas Copco AB Class A	324,056	8,510,766
Boliden AB	121,212	2,335,461
Hennes & Mauritz AB Class B	201,169	7,872,907
Hexagon AB Class B	33,199	1,160,467
Investor AB Class B	80,488	3,008,720
Lundin Petroleum ABb	70,980	1,032,397
Millicom International Cellular SA SDR[a]	7,391	415,208
Nordea Bank AB	602,239	6,702,617
Sandvik AB	336,336	3,164,928
Skandinaviska Enskilda Banken AB Class A	266,835	2,825,180
SKF AB Class B	69,721	1,234,966
Svenska Handelsbanken AB Class A	578,283	7,913,895
Swedbank AB Class A	158,886	3,669,500
Telefonaktiebolaget LM Ericsson Class B	634,571	6,229,161
TeliaSonera AB	414,336	2,133,909
Volvo AB Class B	400,507	4,186,221

		62,396,303
SWITZERLAND — 3.25%
ABB Ltd. Registered	397,608	7,526,620
Actelion Ltd. Registered	31,668	4,414,084
Adecco SA Registered	26,754	1,997,560
Aryzta AG	16,380	741,109
Barry Callebaut AG Registered	1,638	1,972,413
Cie. Financiere Richemont SA Class A Registered	102,806	8,843,975
Credit Suisse Group AG Registered	239,148	5,987,494
Geberit AG Registered	6,552	2,122,296
Givaudan SA Registered	2,730	4,901,953
Julius Baer Group Ltd.	73,700	3,672,477
Kuehne + Nagel International AG Registered	4,368	607,510
LafargeHolcim Ltd. Registered	78,642	4,447,671
Lonza Group AG Registered	27,846	4,101,688
Nestle SA Registered	562,963	43,175,250
Novartis AG Registered	373,464	34,040,822
Roche Holding AG	123,012	33,481,227

Security	Shares	Value

Schindler Holding AG Participation Certificates	3,822	$622,686
Schindler Holding AG Registered	4,368	712,528
SGS SA Registered	1,092	2,087,069
Sonova Holding AG Registered	4,914	672,980
Sulzer AG Registered[a]	7,098	719,341
Swatch Group AG (The) Bearer	6,552	2,571,614
Swiss Prime Site AG Registered	14,592	1,119,102
Swiss Re AG	74,886	6,981,510
Swisscom AG Registered	3,822	1,977,398
Syngenta AG Registered	18,261	6,165,114
UBS Group AG	589,063	11,820,102
Weatherford International PLC[a,b]	240,240	2,460,058
Zurich Insurance Group AG	24,050	6,375,110

		206,318,761
TAIWAN — 1.17%
Advanced Semiconductor Engineering Inc.	3,276,524	3,815,134
Chang Hwa Commercial Bank Ltd.	2,527,276	1,315,661
China Airlines Ltd.[b]	3,822,000	1,371,580
China Development Financial Holding Corp.	2,224,000	599,443
China Steel Corp.	1,679,305	1,016,475
Chunghwa Telecom Co. Ltd.	1,638,140	5,030,960
CTBC Financial Holding Co. Ltd.	1,520,984	836,311
E.Sun Financial Holding Co. Ltd.	2,395,835	1,442,807
EVA Airways Corp.[b]	2,741,581	1,613,018
Far EasTone Telecommunications Co. Ltd.	546,000	1,184,050
First Financial Holding Co. Ltd.	1,607,409	779,851
Formosa Plastics Corp.	564,160	1,312,061
Formosa Taffeta Co. Ltd.	546,000	541,568
Hon Hai Precision Industry Co. Ltd.	2,570,091	6,856,004
Hua Nan Financial Holdings Co. Ltd.	2,534,166	1,221,670
MediaTek Inc.	546,000	4,280,407
Mega Financial Holding Co. Ltd.	1,167,287	852,179
Nan Ya Plastics Corp.	551,830	1,099,801
Phison Electronics Corp.	546,000	3,960,848
Siliconware Precision Industries Co. Ltd.	915,454	1,213,988
SinoPac Financial Holdings Co. Ltd.	2,371,475	785,293
Taishin Financial Holding Co. Ltd.	2,750,043	1,080,076
Taiwan Business Bank[b]	7,623,753	1,960,920
Taiwan Cooperative Financial Holding Co. Ltd.	3,871,451	1,735,168
Taiwan Mobile Co. Ltd.	546,000	1,723,936
Taiwan Semiconductor Manufacturing Co. Ltd.	4,914,000	20,662,005

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

U-Ming Marine Transport Corp.	296,000	$351,040
Uni-President Enterprises Corp.	1,296,600	2,196,713
United Microelectronics Corp.	6,006,000	2,201,593
Yang Ming Marine Transport Corp.[b]	3,276,000	998,033

		74,038,593
THAILAND — 0.20%
Bangkok Bank PCL NVDR[a]	719,380	3,387,816
Bangkok Dusit Medical Services PCL NVDR[a]	2,675,400	1,429,187
BEC World PCL NVDR[a]	982,800	870,407
Central Pattana PCL NVDR	1,390,500	1,798,355
Charoen Pokphand Foods PCL NVDR[a]	2,074,800	1,207,517
Glow Energy PCL NVDR	622,900	1,501,755
Indorama Ventures PCL NVDR[a]	2,238,633	1,453,924
Kasikornbank PCL NVDR[a]	273,023	1,324,143

		12,973,104
TURKEY — 0.16%
Akbank TAS	282,828	727,566
Anadolu Efes Biracilik ve Malt Sanayii ASa	74,474	588,303
Arcelik AS	108,199	590,865
BIM Birlesik Magazalar AS	45,098	918,502
Coca-Cola Icecek ASa	45,394	576,078
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	996,450	968,524
TAV Havalimanlari Holding ASa	112,833	887,442
Turk Hava Yollari AOa,b	420,507	1,243,497
Turkiye Garanti Bankasi AS	518,700	1,348,591
Turkiye Halk Bankasi ASa	113,568	427,109
Turkiye Is Bankasi Class C	209,664	358,609
Turkiye Sise ve Cam Fabrikalari ASa	801,232	919,122
Turkiye Vakiflar Bankasi Tao Class D	494,676	706,777

		10,260,985
UNITED ARAB EMIRATES — 0.06%
Aldar Properties PJSC	1,985,256	1,232,373
DP World Ltd.	59,227	1,196,978
Emaar Properties PJSC	882,882	1,550,434

		3,979,785
UNITED KINGDOM — 6.88%
3i Group PLC	539,945	4,177,792
Aggreko PLC	39,437	557,599
Amec Foster Wheeler PLC	36,036	395,700
Anglo American PLC	188,575	1,591,891
Antofagasta PLC	19,285	156,811
ARM Holdings PLC	236,418	3,742,518
AstraZeneca PLC	231,058	14,810,884
Aviva PLC	505,695	3,795,635

Security	Shares	Value

BAE Systems PLC	677,090	$4,604,205
Barclays PLC	2,616,199	9,373,857
BG Group PLC	534,227	8,456,862
BHP Billiton PLC	372,485	5,985,638
BP PLC	3,120,936	18,624,368
British American Tobacco PLC	315,588	18,810,965
British Land Co. PLC (The)	461,386	6,202,871
BT Group PLC	1,408,149	10,112,560
Burberry Group PLC	70,980	1,455,773
Capita PLC	62,790	1,236,403
Carnival PLC	70,789	3,954,338
Centrica PLC	1,284,192	4,484,253
Compass Group PLC	565,656	9,775,569
Diageo PLC	370,296	10,742,856
Experian PLC	422,058	7,222,232
Fresnillo PLC	126,126	1,421,959
GlaxoSmithKline PLC	843,650	18,306,199
Glencore PLC	1,510,245	2,623,974
HSBC Holdings PLC	3,181,510	24,941,034
Imperial Tobacco Group PLC	164,476	8,888,041
Inmarsat PLC	223,314	3,397,127
Intertek Group PLC	12,012	486,972
J Sainsbury PLC	591,345	2,432,958
Johnson Matthey PLC	104,286	4,163,381
Kingfisher PLC	227,136	1,238,635
Land Securities Group PLC	302,080	6,246,865
Legal & General Group PLC	1,935,296	7,818,883
Lloyds Banking Group PLC	7,895,606	8,990,612
Marks & Spencer Group PLC	593,521	4,702,329
National Grid PLC	670,495	9,576,414
Next PLC	22,386	2,765,834
Old Mutual PLC	1,743,611	5,716,881
Pearson PLC	261,224	3,475,585
Petrofac Ltd.	55,146	717,961
Prudential PLC	470,879	11,046,550
Randgold Resources Ltd.	44,226	2,983,457
Reckitt Benckiser Group PLC	99,495	9,748,190
RELX PLC	449,418	8,065,219
Rio Tinto PLC	228,884	8,337,021
Rolls-Royce Holdings PLC	471,946	5,011,002
Royal Bank of Scotland Group PLC[b]	333,895	1,637,759
Royal Dutch Shell PLC Class A	567,294	14,806,570
Royal Dutch Shell PLC Class B	407,539	10,699,849
SABMiller PLC	190,268	11,739,297
Severn Trent PLC	24,570	851,126
Shire PLC	138,684	10,548,535
Sky PLC	222,271	3,762,296

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Smith & Nephew PLC	293,347	$5,028,798
SSE PLC	227,206	5,316,086
Standard Chartered PLC	383,078	4,267,985
Standard Life PLC	837,287	5,442,680
Tate & Lyle PLC	52,962	488,722
Tesco PLC[b]	1,322,441	3,743,677
Unilever PLC	242,510	10,835,218
United Utilities Group PLC	16,926	258,399
Vedanta Ltd. ADR	246,792	1,475,816
Vodafone Group PLC	4,718,882	15,614,192
Weir Group PLC (The)	55,692	917,734
Wm Morrison Supermarkets PLC	751,296	1,955,107
Wolseley PLC	94,153	5,550,293
WPP PLC	402,637	9,066,314

		437,381,116
UNITED STATES — 52.32%
3M Co.	122,343	19,233,543
Abbott Laboratories	250,126	11,205,645
AbbVie Inc.	260,442	15,509,321
Accenture PLC Class A	132,132	14,164,550
ACE Ltd.	89,008	10,105,968
Activision Blizzard Inc.	68,250	2,372,370
Adobe Systems Inc.[b]	124,488	11,037,106
ADT Corp. (The)[a]	67,984	2,246,191
Advance Auto Parts Inc.	15,834	3,141,941
AES Corp./VA	290,083	3,176,409
Aetna Inc.	60,560	6,951,077
Aflac Inc.	87,530	5,580,037
AGCO Corp.	27,479	1,329,709
Agilent Technologies Inc.	32,760	1,237,018
Air Products & Chemicals Inc.	58,450	8,123,381
Akamai Technologies Inc.[b]	41,045	2,496,357
Alcoa Inc.	179,708	1,604,792
Alexion Pharmaceuticals Inc.[b]	37,674	6,630,624
Alleghany Corp.[b]	1,385	687,334
Allergan PLC[b]	62,588	19,306,520
Alliant Energy Corp.	17,472	1,031,197
Allstate Corp. (The)	119,079	7,368,608
Alphabet Inc. Class Ab	49,140	36,235,345
Alphabet Inc. Class Cb	48,177	34,244,693
Altera Corp.	36,036	1,893,692
Altria Group Inc.	349,440	21,130,637
Amazon.com Inc.[b]	67,704	42,375,934
Ameren Corp.	33,189	1,449,696

Security	Shares	Value

American Electric Power Co. Inc.	128,871	$7,300,542
American Express Co.	163,388	11,969,805
American International Group Inc.	248,114	15,646,069
American Tower Corp.	112,476	11,498,421
American Water Works Co. Inc.	20,748	1,190,105
Ameriprise Financial Inc.	38,220	4,409,059
AmerisourceBergen Corp.	22,386	2,160,473
AMETEK Inc.	18,018	987,747
Amgen Inc.	138,684	21,937,035
Amphenol Corp. Class A	33,852	1,835,455
Anadarko Petroleum Corp.	94,055	6,290,398
Annaly Capital Management Inc.	224,406	2,232,840
Anthem Inc.	59,057	8,217,782
Apache Corp.	63,890	3,011,136
Apple Inc.	1,020,398	121,937,561
Applied Materials Inc.	307,491	5,156,624
Archer-Daniels-Midland Co.	124,519	5,685,538
AT&T Inc.	1,059,001	35,487,123
Autodesk Inc.[b]	30,030	1,657,356
Automatic Data Processing Inc.	134,316	11,684,149
AutoZone Inc.[b]	3,822	2,998,015
Avago Technologies Ltd.	51,870	6,386,753
AvalonBay Communities Inc.	15,834	2,768,258
Baker Hughes Inc.	79,914	4,209,870
Bank of America Corp.	1,724,845	28,942,899
Bank of New York Mellon Corp. (The)	188,409	7,847,235
Baxalta Inc.	95,620	3,295,065
Baxter International Inc.	95,620	3,575,232
BB&T Corp.	166,652	6,191,122
Becton Dickinson and Co.	48,836	6,960,107
Bed Bath & Beyond Inc.[b]	60,606	3,613,936
Berkshire Hathaway Inc. Class Bb	200,928	27,330,227
Best Buy Co. Inc.	69,888	2,448,177
Biogen Inc.[b]	45,318	13,165,332
BlackRock Inc.[e]	16,021	5,638,911
Boeing Co. (The)	125,054	18,516,746
BorgWarner Inc.	8,205	351,338
Boston Properties Inc.	34,621	4,357,053
Boston Scientific Corp.[b]	358,328	6,550,236
Bristol-Myers Squibb Co.	304,832	20,103,670
Broadcom Corp. Class A	55,146	2,834,504
Brown-Forman Corp. Class B	7,098	753,666
Bunge Ltd.	8,405	613,229

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

CA Inc.	158,340	$4,387,601
Cablevision Systems Corp. Class A	56,238	1,832,796
Cabot Oil & Gas Corp.	84,084	1,825,464
Calpine Corp.[b]	60,606	939,999
Cameron International Corp.[b]	33,852	2,302,275
Capital One Financial Corp.	94,055	7,420,939
Cardinal Health Inc.	85,881	7,059,418
CarMax Inc.[b]	32,760	1,933,168
Carnival Corp.	103,252	5,583,868
Caterpillar Inc.	96,231	7,023,901
CBRE Group Inc. Class Ab	54,600	2,035,488
CBS Corp. Class B NVS	167,652	7,799,171
Celanese Corp. Series A	16,926	1,202,592
Celgene Corp.[b]	160,524	19,697,900
CenturyLink Inc.	106,691	3,009,753
Cerner Corp.[b]	32,214	2,135,466
CF Industries Holdings Inc.	39,312	1,995,870
CH Robinson Worldwide Inc.	58,422	4,053,318
Charles Schwab Corp. (The)	273,766	8,355,338
Cheniere Energy Inc.[b]	49,140	2,433,413
Chesapeake Energy Corp.[a]	130,774	932,419
Chevron Corp.	297,404	27,028,075
Chipotle Mexican Grill Inc.[b]	5,460	3,495,656
Chubb Corp. (The)	39,342	5,088,888
Church & Dwight Co. Inc.	34,517	2,971,569
Cigna Corp.	66,066	8,855,487
Cisco Systems Inc.	902,166	26,027,489
CIT Group Inc.	30,975	1,331,925
Citigroup Inc.	507,871	27,003,501
Citrix Systems Inc.[b]	31,122	2,555,116
Clorox Co. (The)	24,725	3,014,966
CME Group Inc./IL	53,631	5,066,521
CMS Energy Corp.	23,191	836,499
Coach Inc.	66,612	2,078,294
Cobalt International Energy Inc.[b]	170,352	1,306,600
Coca-Cola Co. (The)	649,770	27,517,759
Coca-Cola Enterprises Inc.	36,036	1,850,088
Cognizant Technology Solutions Corp. Class Ab	153,220	10,435,814
Colgate-Palmolive Co.	173,648	11,521,545
Columbia Pipeline Group Inc.	47,502	986,617
Comcast Corp. Class A	389,766	24,407,147
Comcast Corp. Class A Special NVS	78,624	4,930,511
Comerica Inc.	51,324	2,227,462

Security	Shares	Value

Communications Sales & Leasing Inc./CSL Capital LLC[b]	49,413	$992,707
ConAgra Foods Inc.	168,198	6,820,429
Concho Resources Inc.[b]	25,116	2,911,196
ConocoPhillips	190,884	10,183,661
CONSOL Energy Inc.	105,924	705,454
Consolidated Edison Inc.	42,133	2,770,245
Constellation Brands Inc. Class A	31,122	4,195,246
Core Laboratories NV	10,920	1,270,324
Corning Inc.	299,875	5,577,675
Costco Wholesale Corp.	84,266	13,324,140
CR Bard Inc.	34,398	6,410,067
Crown Castle International Corp.	42,042	3,592,909
CSX Corp.	262,846	7,094,214
Cummins Inc.	31,253	3,234,998
CVS Health Corp.	180,299	17,809,935
Danaher Corp.	142,716	13,316,830
Deere & Co.	66,858	5,214,924
Delphi Automotive PLC	49,686	4,133,378
Delta Air Lines Inc.	99,495	5,058,326
Devon Energy Corp.	78,826	3,305,174
Discover Financial Services	52,962	2,977,524
Dollar General Corp.	35,490	2,405,157
Dollar Tree Inc.[b]	37,674	2,467,270
Dominion Resources Inc./VA	128,856	9,204,184
Dover Corp.	76,076	4,901,577
Dow Chemical Co. (The)	174,268	9,004,428
DR Horton Inc.	103,740	3,054,106
Dr Pepper Snapple Group Inc.	71,210	6,364,038
DTE Energy Co.	12,558	1,024,607
Duke Energy Corp.	140,868	10,067,836
Duke Realty Corp.	56,784	1,175,429
Eaton Corp. PLC	122,304	6,838,017
eBay Inc.[b]	204,433	5,703,681
Ecolab Inc.	54,600	6,571,110
Edgewell Personal Care Co.	8,736	740,027
Edison International	103,847	6,284,820
Edwards Lifesciences Corp.[b]	15,834	2,488,313
EI du Pont de Nemours & Co.	150,332	9,531,049
Electronic Arts Inc.[b]	108,654	7,830,694
Eli Lilly & Co.	174,268	14,215,041
EMC Corp./MA	383,838	10,064,232
Emerson Electric Co.	102,759	4,853,308

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Ensco PLC Class A	58,968	$980,638
Entergy Corp.	49,746	3,390,687
EOG Resources Inc.	110,372	9,475,436
EQT Corp.	26,208	1,731,563
Equinix Inc.[a]	12,558	3,725,707
Equity Residential	58,968	4,559,406
Estee Lauder Companies Inc. (The) Class A	26,754	2,152,627
Eversource Energy	37,956	1,933,479
Exelon Corp.	158,886	4,436,097
Expedia Inc.	19,656	2,679,113
Expeditors International of Washington Inc.	93,366	4,648,693
Express Scripts Holding Co.[b]	147,420	12,734,140
Exxon Mobil Corp.	690,574	57,138,093
F5 Networks Inc.[b]	19,285	2,125,207
Facebook Inc. Class Ab	348,348	35,521,046
Fastenal Co.	31,122	1,218,738
Federal Realty Investment Trust	10,374	1,488,565
FedEx Corp.	61,714	9,630,470
Fifth Third Bancorp	201,169	3,832,269
First Republic Bank/CA	49,140	3,209,333
FirstEnergy Corp.	93,366	2,913,019
Fluor Corp.	63,020	3,012,986
FMC Technologies Inc.[b]	35,490	1,200,627
FNF Group	48,400	1,707,552
Ford Motor Co.	550,004	8,145,559
Franklin Resources Inc.	149,238	6,082,941
Freeport-McMoRan Inc.	236,964	2,789,066
Frontier Communications Corp.	163,388	839,814
Gap Inc. (The)	104,286	2,838,665
General Dynamics Corp.	59,618	8,858,042
General Electric Co.	1,676,347	48,479,955
General Growth Properties Inc.	64,537	1,868,346
General Mills Inc.	124,488	7,233,998
General Motors Co.	175,114	6,113,230
Gilead Sciences Inc.	264,264	28,574,866
Goldman Sachs Group Inc. (The)	88,131	16,524,562
Halliburton Co.	176,444	6,771,921
Harley-Davidson Inc.	31,253	1,545,461
Harris Corp.	11,677	924,001
Hartford Financial Services Group Inc. (The)	73,778	3,412,970
HCA Holdings Inc.[b]	47,696	3,281,008

Security	Shares	Value

HCP Inc.	67,704	$2,518,589
Helmerich & Payne Inc.	16,380	921,703
Hershey Co. (The)	18,248	1,618,415
Hertz Global Holdings Inc.[b]	84,084	1,639,638
Hess Corp.	59,538	3,346,631
Hewlett-Packard Co.	346,360	9,337,866
HollyFrontier Corp.	45,864	2,245,960
Home Depot Inc. (The)	251,160	31,053,422
Honeywell International Inc.	113,639	11,736,636
Hormel Foods Corp.	21,840	1,475,292
Host Hotels & Resorts Inc.	83,538	1,447,714
Hudson City Bancorp Inc.	107,562	1,088,527
Humana Inc.	25,266	4,513,266
Illinois Tool Works Inc.	111,463	10,247,908
Illumina Inc.[b]	26,208	3,755,082
Ingersoll-Rand PLC	99,467	5,894,414
Intel Corp.	836,293	28,316,881
International Business Machines Corp.	158,530	22,206,882
International Paper Co.	148,156	6,324,780
Intuit Inc.	96,096	9,362,633
Intuitive Surgical Inc.[b]	6,006	2,982,580
Jacobs Engineering Group Inc.[b]	70,122	2,814,697
JM Smucker Co. (The)	18,197	2,136,146
Johnson & Johnson	463,408	46,818,110
Johnson Controls Inc.	154,518	6,981,123
JPMorgan Chase & Co.	659,022	42,342,163
Juniper Networks Inc.	124,519	3,908,651
Kansas City Southern	17,176	1,421,486
Kellogg Co.	79,170	5,583,068
Keurig Green Mountain Inc.	24,024	1,219,218
KeyCorp	115,499	1,434,498
Kimberly-Clark Corp.	73,334	8,778,813
Kimco Realty Corp.	39,858	1,066,999
Kinder Morgan Inc./DE	313,950	8,586,532
KLA-Tencor Corp.	15,288	1,026,131
Kohl’s Corp.	56,238	2,593,697
Kraft Heinz Co. (The)	85,843	6,693,179
Kroger Co. (The)	269,724	10,195,567
L Brands Inc.	33,306	3,196,710
L-3 Communications Holdings Inc.	49,230	6,222,672
Laboratory Corp. of America Holdings[b]	37,674	4,624,107
Las Vegas Sands Corp.	59,538	2,947,726
Legg Mason Inc.	77,738	3,478,775

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Level 3 Communications Inc.[b]	42,042	$2,142,040
Liberty Global PLC Series Ab	62,244	2,771,103
Liberty Global PLC Series C NVS[b]	64,428	2,747,210
Liberty Interactive Corp. QVC Group Series Ab	71,210	1,949,018
Lincoln National Corp.	71,210	3,810,447
LinkedIn Corp. Class Ab	20,748	4,997,571
LKQ Corp.[b]	62,244	1,843,045
Lockheed Martin Corp.	59,002	12,970,410
Lowe’s Companies Inc.	218,400	16,124,472
LyondellBasell Industries NV Class A	63,882	5,935,277
M&T Bank Corp.	7,391	885,811
Macerich Co. (The)	32,214	2,729,814
Macy’s Inc.	116,298	5,928,872
Marathon Oil Corp.	143,804	2,643,118
Marathon Petroleum Corp.	118,152	6,120,274
Marriott International Inc./MD Class A	41,012	3,148,901
Marsh & McLennan Companies Inc.	102,648	5,721,600
Marvell Technology Group Ltd.	57,876	475,162
Masco Corp.	68,796	1,995,084
MasterCard Inc. Class A	148,332	14,683,385
Mattel Inc.	78,078	1,919,157
McCormick & Co. Inc./MD	20,492	1,720,918
McDonald’s Corp.	171,464	19,246,834
McGraw Hill Financial Inc.	75,350	6,980,424
McKesson Corp.	50,232	8,981,482
MDU Resources Group Inc.	32,760	617,854
Mead Johnson Nutrition Co.	55,692	4,566,744
Merck & Co. Inc.	505,080	27,607,673
MetLife Inc.	119,079	5,999,200
MGM Resorts International[b]	93,525	2,168,845
Michael Kors Holdings Ltd.[b]	42,042	1,624,503
Micron Technology Inc.[b]	190,554	3,155,574
Microsoft Corp.	1,352,146	71,176,965
Mondelez International Inc. Class A	257,750	11,897,740
Monsanto Co.	88,618	8,260,970
Monster Beverage Corp.[b]	28,938	3,944,828
Moody’s Corp.	63,882	6,142,893
Morgan Stanley	215,124	7,092,638
Mosaic Co. (The)	38,929	1,315,411
Motorola Solutions Inc.	82,572	5,777,563
Murphy Oil Corp.	58,450	1,661,733
Nabors Industries Ltd.	203,112	2,039,244

Security	Shares	Value

National Oilwell Varco Inc.	90,791	$3,417,373
Navient Corp.	167,622	2,210,934
NetApp Inc.	61,025	2,074,850
Netflix Inc.[a,b]	77,532	8,402,918
New York Community Bancorp Inc.	31,961	527,996
Newell Rubbermaid Inc.	40,404	1,714,342
News Corp. Class A	71,858	1,106,613
NextEra Energy Inc.	83,178	8,539,053
NIKE Inc. Class B	156,156	20,461,121
Noble Energy Inc.	110,372	3,955,732
Nordstrom Inc.	14,341	935,177
Norfolk Southern Corp.	69,562	5,567,047
Northern Trust Corp.	74,872	5,270,240
Northrop Grumman Corp.	66,858	12,552,589
NRG Energy Inc.	135,452	1,745,976
Nuance Communications Inc.[b]	66,066	1,121,140
Nucor Corp.	87,530	3,702,519
NVIDIA Corp.	152,508	4,326,652
O’Reilly Automotive Inc.[b]	17,472	4,826,815
Occidental Petroleum Corp.	135,305	10,085,635
OGE Energy Corp.	48,048	1,369,848
Omnicom Group Inc.	45,318	3,395,225
ONEOK Inc.	30,748	1,042,972
Oracle Corp.	623,532	24,217,983
PACCAR Inc.	118,482	6,238,077
Parker-Hannifin Corp.	58,422	6,116,783
Paychex Inc.	157,248	8,110,852
PayPal Holdings Inc.[b]	204,433	7,361,632
People’s United Financial Inc.	61,757	985,024
PepsiCo Inc.	247,904	25,333,310
Perrigo Co. PLC	28,392	4,478,554
Pfizer Inc.	1,065,832	36,046,438
PG&E Corp.	117,054	6,250,684
Philip Morris International Inc.	267,124	23,613,762
Phillips 66	116,903	10,410,212
Pinnacle West Capital Corp.	14,196	901,588
Pioneer Natural Resources Co.	25,662	3,519,287
Plum Creek Timber Co. Inc.	25,116	1,023,226
PNC Financial Services Group Inc. (The)[e]	107,136	9,670,095
PPG Industries Inc.	46,956	4,895,633
PPL Corp.	112,551	3,871,754
Praxair Inc.	66,066	7,339,272

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Precision Castparts Corp.	37,128	$8,569,514
Priceline Group Inc. (The)[b]	7,863	11,434,689
Principal Financial Group Inc.	96,231	4,826,947
Procter & Gamble Co. (The)	416,582	31,818,533
Progressive Corp. (The)	98,284	3,256,149
Prologis Inc.	62,790	2,683,017
Prudential Financial Inc.	74,474	6,144,105
Public Service Enterprise Group Inc.	115,815	4,782,001
Public Storage	25,662	5,888,403
PulteGroup Inc.	93,912	1,721,407
QUALCOMM Inc.	299,298	17,784,287
Quest Diagnostics Inc.	51,910	3,527,284
Rackspace Hosting Inc.[b]	40,404	1,044,443
Ralph Lauren Corp.	6,006	665,285
Range Resources Corp.	44,772	1,362,860
Raytheon Co.	84,266	9,892,828
Realty Income Corp.	49,686	2,457,470
Red Hat Inc.[b]	26,677	2,110,417
Regeneron Pharmaceuticals Inc.[b]	15,834	8,825,713
Regions Financial Corp.	175,010	1,636,343
Republic Services Inc.	16,021	700,759
Reynolds American Inc.	245,194	11,847,774
Rockwell Automation Inc.	12,558	1,370,831
Ross Stores Inc.	60,606	3,065,451
Royal Caribbean Cruises Ltd.	33,306	3,275,645
salesforce.com inc.[b]	93,093	7,234,257
SanDisk Corp.	59,538	4,584,426
SBA Communications Corp. Class Ab	32,341	3,849,226
SCANA Corp.	25,515	1,510,998
Schlumberger Ltd.	239,508	18,719,945
Seagate Technology PLC	72,618	2,763,841
Sempra Energy	40,601	4,157,948
Simon Property Group Inc.	66,615	13,420,258
Sirius XM Holdings Inc.[b]	370,188	1,510,367
Skyworks Solutions Inc.	59,514	4,596,861
SL Green Realty Corp.	15,834	1,878,229
Southern Co. (The)	154,684	6,976,248
Southwest Airlines Co.	35,490	1,642,832
Southwestern Energy Co.[b]	95,550	1,054,872
Spectra Energy Corp.	199,836	5,709,315
Sprint Corp.[a,b]	400,764	1,895,614
St. Jude Medical Inc.	68,250	4,355,032

Security	Shares	Value

Starbucks Corp.	336,336	$21,044,543
Starwood Hotels & Resorts Worldwide Inc.	67,946	5,426,847
State Street Corp.	78,826	5,438,994
Stryker Corp.	70,122	6,705,066
SunTrust Banks Inc.	120,167	4,989,334
Symantec Corp.	198,744	4,094,126
Sysco Corp.	106,023	4,373,449
T Rowe Price Group Inc.	91,879	6,947,890
Target Corp.	127,218	9,818,685
TE Connectivity Ltd.	112,476	7,247,953
Teradata Corp.[a,b]	87,360	2,455,690
Tesla Motors Inc.[a,b]	19,656	4,067,416
Texas Instruments Inc.	258,830	14,680,838
Textron Inc.	84,835	3,577,492
Thermo Fisher Scientific Inc.	95,143	12,442,802
Tiffany & Co.	14,742	1,215,330
Time Warner Cable Inc.	51,943	9,838,004
Time Warner Inc.	180,200	13,576,268
TJX Companies Inc. (The)	175,832	12,869,144
Toll Brothers Inc.[b]	73,710	2,651,349
Tractor Supply Co.	22,932	2,118,687
Travelers Companies Inc. (The)	54,670	6,171,696
Trimble Navigation Ltd.[b]	40,950	931,612
TripAdvisor Inc.[b]	22,386	1,875,499
Twenty-First Century Fox Inc. Class A	287,907	8,835,866
Tyson Foods Inc. Class A	41,496	1,840,763
U.S. Bancorp	303,139	12,786,403
UDR Inc.	45,318	1,561,658
Ulta Salon Cosmetics & Fragrance Inc.[b]	15,834	2,754,483
Union Pacific Corp.	151,382	13,525,982
United Continental Holdings Inc.[b]	15,834	954,949
United Parcel Service Inc. Class B	98,837	10,182,188
United Technologies Corp.	131,586	12,949,378
UnitedHealth Group Inc.	181,272	21,350,216
Valero Energy Corp.	132,135	8,710,339
Varian Medical Systems Inc.[b]	40,404	3,172,926
Ventas Inc.	43,283	2,325,163
VeriSign Inc.[a,b]	67,704	5,456,942
Verisk Analytics Inc. Class Aa,b	25,116	1,798,557
Verizon Communications Inc.	673,548	31,575,930
Vertex Pharmaceuticals Inc.[b]	48,048	5,993,507
VF Corp.	39,312	2,654,346

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

Viacom Inc. Class B NVS	111,384	$5,492,345
Visa Inc. Class Aa	337,566	26,188,370
Vornado Realty Trust	59,558	5,988,557
Vulcan Materials Co.	36,582	3,533,090
Wal-Mart Stores Inc.	236,465	13,535,257
Walgreens Boots Alliance Inc.	167,122	14,151,891
Walt Disney Co. (The)	288,288	32,789,877
Waste Management Inc.	159,432	8,571,064
Waters Corp.[b]	19,656	2,512,037
WEC Energy Group Inc.	40,783	2,102,771
Wells Fargo & Co.	839,748	45,463,957
Western Digital Corp.	32,760	2,189,023
Western Union Co. (The)	165,438	3,184,681
Weyerhaeuser Co.	72,618	2,129,886
Whirlpool Corp.	28,392	4,546,695
Whole Foods Market Inc.	49,686	1,488,593
Williams Companies Inc. (The)	155,733	6,142,109
Willis Group Holdings PLC	16,380	730,712
Wynn Resorts Ltd.[a]	20,748	1,451,323
Xcel Energy Inc.	49,746	1,772,450
Xerox Corp.	319,956	3,004,387
XL Group PLC	39,957	1,521,563
Xylem Inc./NY	94,055	3,424,543
Yahoo! Inc.[b]	222,222	7,915,548
Yum! Brands Inc.	103,194	7,317,487
Zimmer Biomet Holdings Inc.	58,450	6,112,116
Zoetis Inc.	67,158	2,888,466

		3,325,585,515

TOTAL COMMON STOCKS
(Cost: $6,148,709,959)		6,307,166,098

PREFERRED STOCKS — 0.42%

BRAZIL — 0.22%
Banco Bradesco SA	588,099	3,213,112
Cia. Brasileira de Distribuicao	77,671	1,025,334
Cia. Energetica de Minas Gerais	327,686	610,418
Itau Unibanco Holding SA	532,420	3,666,608
Itausa — Investimentos Itau SA	665,437	1,246,509
Lojas Americanas SA	327,600	1,424,218
Telefonica Brasil SA	54,600	567,500
Vale SA	600,600	2,192,296

		13,945,995

Security	Shares	Value

COLOMBIA — 0.02%
Bancolombia SA	131,040	$1,138,414

		1,138,414
GERMANY — 0.12%
Henkel AG & Co. KGaA	26,208	2,857,431
Porsche Automobil Holding SE	13,845	651,520
Volkswagen AG	31,237	3,771,501

		7,280,452
ITALY — 0.01%
Telecom Italia SpA RSP	750,750	848,390

		848,390
SOUTH KOREA — 0.05%
Samsung Electronics Co. Ltd.	2,947	3,089,044

		3,089,044
UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC	43,749,394	67,567

		67,567

TOTAL PREFERRED STOCKS
(Cost: $43,280,576)		26,369,862

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Santander SAb	1,985,616	109,671

		109,671

TOTAL RIGHTS
(Cost: $112,609)		109,671

SHORT-TERM INVESTMENTS — 1.75%

MONEY MARKET FUNDS — 1.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	102,063,511	102,063,511
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	5,281,147	5,281,147
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	3,765,031	3,765,031

		111,109,689

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2015

Security	Shares	Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $111,109,689)		$111,109,689

TOTAL INVESTMENTS IN SECURITIES — 101.39%
(Cost: $6,303,212,833)		6,444,755,320
Other Assets, Less Liabilities — (1.39)%		(88,255,853)

NET ASSETS — 100.00%		$6,356,499,467

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

165

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.68%

AUSTRALIA — 4.62%
Alumina Ltd.	639,747	$495,224
Amcor Ltd./Australia	170,469	1,660,128
AMP Ltd.	566,405	2,315,502
Asciano Ltd.	191,424	1,119,886
ASX Ltd.	56,198	1,652,694
Aurizon Holdings Ltd.	317,578	1,171,398
Australia & New Zealand Banking Group Ltd.	369,990	7,182,606
BHP Billiton Ltd.	425,475	6,987,839
Boral Ltd.	315,639	1,213,788
Brambles Ltd.	323,949	2,399,040
Commonwealth Bank of Australia	235,805	12,908,677
Computershare Ltd.	183,861	1,418,008
Crown Resorts Ltd.	122,808	1,004,095
CSL Ltd.	72,540	4,853,976
Fortescue Metals Group Ltd.[a]	288,765	430,581
Goodman Group	351,543	1,522,407
Iluka Resources Ltd.	100,440	460,050
Insurance Australia Group Ltd.	544,887	2,180,885
Macquarie Group Ltd.	59,151	3,616,650
Mirvac Group	712,649	917,733
National Australia Bank Ltd.	333,964	7,183,738
Newcrest Mining Ltd.[b]	96,534	847,817
Orica Ltd.	75,888	892,265
Origin Energy Ltd.	339,750	1,333,170
Qantas Airways Ltd.	371,575	1,047,147
QBE Insurance Group Ltd.	203,778	1,926,357
Rio Tinto Ltd.	69,557	2,513,528
Santos Ltd.	178,624	744,245
Scentre Group	817,470	2,414,547
Sonic Healthcare Ltd.	109,926	1,512,067
South32 Ltd.[b]	722,155	754,799
Stockland	296,577	856,951
Suncorp Group Ltd.	255,006	2,385,155
Sydney Airport	356,615	1,641,054
Tabcorp Holdings Ltd.	210,549	709,020
Telstra Corp. Ltd.	484,067	1,864,931
Transurban Group	300,495	2,238,212
Wesfarmers Ltd.	163,109	4,586,146

Security	Shares	Value

Westfield Corp.	326,430	$2,387,138
Westpac Banking Corp.	395,064	8,844,716
Westpac Banking Corp. New[b]	16,930	367,797
Woodside Petroleum Ltd.	96,903	2,047,100
Woolworths Ltd.	186,372	3,205,837

		107,814,904
AUSTRIA — 0.10%
Erste Group Bank AGb	31,527	928,817
IMMOEAST AG Escrow[b]	54,189	1
OMV AG	13,420	358,750
Raiffeisen Bank International AGa,b	21,483	341,255
Voestalpine AG	21,495	782,024

		2,410,847
BELGIUM — 1.03%
Ageas	49,969	2,218,142
Anheuser-Busch InBev SA/NV	101,757	12,218,520
Delhaize Group	17,168	1,600,805
Groupe Bruxelles Lambert SA	23,803	1,943,389
KBC Groep NV	36,120	2,210,458
Solvay SA	13,409	1,522,700
UCB SA	23,502	2,043,688
Umicore SA	7,254	309,707

		24,067,409
BRAZIL — 0.76%
Ambev SA	588,600	2,923,360
Banco Bradesco SA	3,968	24,198
Banco do Brasil SA	139,500	579,609
BB Seguridade Participacoes SA	84,300	583,399
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	306,900	910,244
BR Malls Participacoes SA	111,600	325,191
BRF SA	116,559	1,822,537
CCR SA	111,600	351,903
CETIP SA — Mercados Organizados	27,938	247,860
Cia. de Saneamento Basico do Estado de Sao Paulo	83,700	364,533
Cia. Siderurgica Nacional SA	139,500	157,514
Cielo SA	119,700	1,140,119
CPFL Energia SA	57,160	230,356
Cyrela Brazil Realty SA Empreendimentos e Participacoes	83,700	195,115

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

EDP — Energias do Brasil SA	83,700	$245,635
Embraer SA	111,600	821,107
Fibria Celulose SA	55,800	764,199
Hypermarcas SAb	83,700	381,083
JBS SA	139,500	517,184
Klabin SA Units	83,700	477,552
Kroton Educacional SA	258,544	663,235
Lojas Renner SA	142,500	685,871
Natura Cosmeticos SA	27,900	166,225
Petroleo Brasileiro SAb	418,500	1,021,303
TIM Participacoes SA	116,260	255,590
Tractebel Energia SA	27,900	245,853
Ultrapar Participacoes SA	55,800	972,669
Vale SA	167,400	743,003

		17,816,447
CANADA — 6.26%
Agnico Eagle Mines Ltd.	35,433	1,000,958
Agrium Inc.	24,034	2,234,674
Alimentation Couche-Tard Inc. Class B	59,004	2,536,764
ARC Resources Ltd.	61,938	912,726
Bank of Montreal	91,524	5,319,284
Bank of Nova Scotia (The)	170,577	8,016,800
Barrick Gold Corp.	147,679	1,134,386
Baytex Energy Corp.	40,176	163,363
BCE Inc.	35,830	1,547,836
BlackBerry Ltd.[a,b]	80,910	589,347
Bombardier Inc. Class B	313,405	340,150
Brookfield Asset Management Inc. Class A	133,519	4,661,710
Cameco Corp.	66,209	937,204
Canadian Imperial Bank of Commerce/Canada	54,740	4,195,611
Canadian National Railway Co.	125,019	7,631,954
Canadian Natural Resources Ltd.	167,121	3,872,900
Canadian Oil Sands Ltd.	80,964	610,780
Canadian Pacific Railway Ltd.	25,110	3,526,551
Canadian Tire Corp. Ltd. Class A	20,445	1,797,366
Canadian Utilities Ltd. Class A	12,966	340,911
Cenovus Energy Inc.	89,001	1,325,134

Security	Shares	Value

CGI Group Inc. Class Ab	26,784	$994,305
Crescent Point Energy Corp.	51,337	699,221
Dollarama Inc.	27,209	1,836,948
Eldorado Gold Corp.	123,039	429,769
Empire Co. Ltd. Class A	16,956	354,970
Enbridge Inc.	122,202	5,220,216
Encana Corp.	104,067	791,429
Enerplus Corp.	52,455	247,371
Finning International Inc.	52,524	839,035
First Quantum Minerals Ltd.	101,600	542,032
Fortis Inc./Canada	34,407	995,380
Franco-Nevada Corp.	26,505	1,343,533
George Weston Ltd.	7,858	661,385
Gildan Activewear Inc.	41,571	1,194,370
Goldcorp Inc.	109,195	1,396,287
Great-West Lifeco Inc.	43,282	1,146,600
H&R REIT	19,337	310,078
Husky Energy Inc.	63,975	864,018
Imperial Oil Ltd.	53,289	1,772,159
Kinross Gold Corp.[b]	176,886	355,570
Loblaw Companies Ltd.	36,606	1,927,736
Magna International Inc. Class A	67,092	3,536,259
Manulife Financial Corp.	261,730	4,336,994
MEG Energy Corp.[b]	34,496	286,862
Metro Inc.	33,201	948,817
National Bank of Canada	39,359	1,302,892
Onex Corp.	14,922	904,205
Open Text Corp.	22,320	1,033,986
Pembina Pipeline Corp.	52,173	1,310,755
Peyto Exploration & Development Corp.	24,552	506,672
Potash Corp. of Saskatchewan Inc.	123,597	2,501,508
Power Corp. of Canada	67,544	1,517,268
Power Financial Corp.	43,267	1,069,811
Restaurant Brands International Inc.	26,004	1,043,062
RioCan REIT	20,665	402,765
Rogers Communications Inc. Class B	62,287	2,477,007
Royal Bank of Canada	202,574	11,576,763
Saputo Inc.	32,366	771,332
Shaw Communications Inc. Class B	53,377	1,107,644

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

Silver Wheaton Corp.	63,054	$856,399
SNC-Lavalin Group Inc.	31,530	1,009,991
Sun Life Financial Inc.	105,462	3,554,763
Suncor Energy Inc.	213,714	6,355,801
Teck Resources Ltd. Class B	77,901	456,087
TELUS Corp.	35,784	1,193,575
Thomson Reuters Corp.	44,405	1,821,883
Toronto-Dominion Bank (The)	212,040	8,699,742
Tourmaline Oil Corp.[a,b]	28,500	592,720
TransAlta Corp.	24,046	112,111
TransCanada Corp.	104,378	3,510,247
Turquoise Hill Resources Ltd.[b]	148,539	401,902
Valeant Pharmaceuticals International Inc.[b]	43,167	4,026,522
Yamana Gold Inc.	95,438	208,624

		146,053,790
CHILE — 0.26%
Aguas Andinas SA Series A	820,260	431,789
Banco de Chile	3,436,324	363,988
Banco de Credito e Inversiones	7,821	319,236
Banco Santander Chile	9,300,883	441,973
Cencosud SA	132,246	290,630
Colbun SA	1,768,581	469,565
CorpBanca SA	33,011,280	300,930
Empresa Nacional de Electricidad SA/Chile	387,252	485,627
Empresas CMPC SA	175,049	432,508
Empresas COPEC SA	62,658	587,568
Enersis SA	3,493,515	922,485
LATAM Airlines Group SAb	46,111	246,522
SACI Falabella	102,432	687,456

		5,980,277
CHINA — 4.86%
AAC Technologies Holdings Inc.	139,500	889,188
Air China Ltd. Class H	1,122,000	1,084,345

Security	Shares	Value

Anhui Conch Cement Co. Ltd. Class H	280,500	$859,586
Anta Sports Products Ltd.	559,000	1,568,786
AviChina Industry & Technology Co. Ltd. Class H	1,128,000	924,220
Bank of China Ltd. Class H	10,044,000	4,756,259
Bank of Communications Co. Ltd. Class H	1,152,800	853,805
Beijing Capital International Airport Co. Ltd. Class H	564,000	606,201
Beijing Enterprises Water Group Ltd.	1,674,000	1,337,023
Belle International Holdings Ltd.	837,000	814,309
Brilliance China Automotive Holdings Ltd.	564,000	784,496
Byd Co. Ltd. Class Hb	106,000	661,979
China Communications Construction Co. Ltd. Class H	558,000	771,830
China Construction Bank Corp. Class H	10,044,050	7,296,422
China COSCO Holdings Co. Ltd. Class Ha,b	801,500	510,885
China Everbright International Ltd.	558,000	902,868
China Everbright Ltd.	558,000	1,320,463
China Galaxy Securities Co. Ltd. Class H	558,000	486,714
China Gas Holdings Ltd.	558,000	889,908
China Jinmao Holdings Group Ltd.	1,320,000	364,486
China Life Insurance Co. Ltd. Class H	1,116,000	4,039,148
China Longyuan Power Group Corp. Ltd.	558,000	512,633
China Mengniu Dairy Co. Ltd.	564,000	1,095,965
China Merchants Bank Co. Ltd. Class H	611,593	1,605,904
China Merchants Holdings International Co. Ltd.	558,000	1,861,176
China Minsheng Banking Corp. Ltd. Class H	976,700	984,249
China Mobile Ltd.	837,000	10,022,271
China National Building Material Co. Ltd. Class H	564,000	352,950
China Overseas Land & Investment Ltd.	558,000	1,814,377
China Pacific Insurance Group Co. Ltd. Class H	390,600	1,562,380

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

China Petroleum & Chemical Corp. Class H	3,907,000	$2,797,880
China Resources Beer Holdings Co. Ltd.	386,000	731,149
China Resources Cement Holdings Ltd.	564,000	227,780
China Resources Land Ltd.	659,333	1,722,751
China Shenhua Energy Co. Ltd. Class H	558,000	944,628
China State Construction International Holdings Ltd.	564,000	858,724
China Taiping Insurance Holdings Co. Ltd.[b]	223,200	705,591
China Telecom Corp. Ltd. Class H	1,674,000	879,109
China Unicom Hong Kong Ltd.	1,116,000	1,378,062
China Vanke Co. Ltd. Class H	223,200	523,577
Chongqing Changan Automobile Co. Ltd. Class B	74,600	138,129
CITIC Ltd.	279,000	521,993
CITIC Securities Co. Ltd. Class H	279,000	605,512
CNOOC Ltd.	2,511,000	2,815,524
Country Garden Holdings Co. Ltd.	879,828	336,033
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	55,800	373,675
Dongfeng Motor Group Co. Ltd. Class H	558,000	809,270
Evergrande Real Estate Group Ltd.[a]	1,222,000	939,745
Fosun International Ltd.	521,000	953,250
GCL-Poly Energy Holdings Ltd.[a,b]	2,676,000	555,910
Geely Automobile Holdings Ltd.	1,410,000	758,661
GOME Electrical Appliances Holding Ltd.	3,174,320	585,706
Great Wall Motor Co. Ltd. Class Ha	880,500	1,077,036
Guangdong Investment Ltd.	558,000	787,670
Guangzhou Automobile Group Co. Ltd. Class H	619,449	545,108
Guangzhou R&F Properties Co. Ltd. Class H	223,600	222,732
Haitong Securities Co. Ltd. Class H	334,800	586,648

Security	Shares	Value

Hanergy Thin Film Power Group Ltd.[a,b]	1,590,000	$2
Huaneng Power International Inc. Class H	558,000	606,952
Industrial & Commercial Bank of China Ltd. Class H	8,649,285	5,524,311
Inner Mongolia Yitai Coal Co. Ltd. Class B	213,900	179,676
Jiangxi Copper Co. Ltd. Class H	558,000	738,710
Lenovo Group Ltd.	1,116,000	1,042,547
Longfor Properties Co. Ltd.	418,500	562,673
New China Life Insurance Co. Ltd. Class H	83,700	369,355
PetroChina Co. Ltd. Class H	2,794,000	2,184,700
PICC Property & Casualty Co. Ltd. Class H	610,190	1,393,577
Ping An Insurance Group Co. of China Ltd. Class H	837,000	4,714,139
Shimao Property Holdings Ltd.	279,500	493,356
Shui On Land Ltd.	1,724,333	476,132
Sino-Ocean Land Holdings Ltd.	748,500	437,505
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	1,332,000	556,855
SOHO China Ltd.	611,000	315,351
Tencent Holdings Ltd.	753,300	14,249,336
Tingyi Cayman Islands Holding Corp.	558,000	959,028
Tsingtao Brewery Co. Ltd. Class H	18,000	86,283
Want Want China Holdings Ltd.	1,116,000	930,228
Yanzhou Coal Mining Co. Ltd. Class Ha	558,000	269,277
Yuexiu Property Co. Ltd.	3,467,680	599,565
Zhuzhou CSR Times Electric Co. Ltd. Class H	215,500	1,405,598
Zijin Mining Group Co. Ltd. Class H	1,129,000	304,462

		113,316,297
COLOMBIA — 0.04%
Cementos Argos SA	102,393	339,953
Grupo Argos SA/Colombia	21,204	130,531
Isagen SA ESP	400,923	425,673

		896,157

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

CZECH REPUBLIC — 0.09%
CEZ AS	35,433	$712,195
Komercni Banka AS	6,417	1,334,278

		2,046,473
DENMARK — 1.32%
Carlsberg A/S Class B	13,113	1,079,931
Coloplast A/S Class B	31,806	2,292,452
Danske Bank A/S	99,119	2,738,134
Novo Nordisk A/S Class B	276,489	14,755,745
Novozymes A/S Class B	58,193	2,710,881
Pandora A/S	20,088	2,328,306
Tryg A/S	88,874	1,606,030
Vestas Wind Systems A/S	32,643	1,911,331
William Demant Holding A/Sa,b	13,950	1,217,050

		30,639,860
EGYPT — 0.04%
Commercial International Bank Egypt SAE	152,195	1,000,728

		1,000,728
FINLAND — 0.60%
Fortum OYJ	52,247	787,805
Kone OYJ Class Ba	60,267	2,587,064
Metso OYJ	13,113	322,587
Neste OYJ	43,245	1,060,030
Nokia OYJ	444,645	3,325,269
Nokian Renkaat OYJ	24,831	941,657
Sampo OYJ Class A	68,144	3,348,244
UPM-Kymmene OYJ	54,963	1,035,189
Wartsila OYJ Abp	15,066	646,734

		14,054,579
FRANCE — 7.33%
Accor SA	23,519	1,175,347
Aeroports de Paris	11,192	1,413,737
Air Liquide SA	54,405	7,085,612
Airbus Group SE	80,631	5,643,415
Alcatel-Lucent[a,b]	409,569	1,673,540
Alstom SAb	29,295	959,819
ArcelorMittal	132,860	744,533
Arkema SA	7,041	518,082
AXA SA	262,561	7,055,175

Security	Shares	Value

BNP Paribas SA	148,761	$9,080,813
Bouygues SA	34,684	1,320,481
Bureau Veritas SA	15,903	361,358
Cap Gemini SA	25,431	2,276,324
Carrefour SA	101,556	3,328,495
Casino Guichard Perrachon SA	7,003	404,895
Cie. de Saint-Gobain	79,010	3,332,290
Cie. Generale des Etablissements Michelin Class B	27,342	2,736,423
CNP Assurances	31,595	453,369
Credit Agricole SA	159,030	2,023,747
Danone SA	71,503	5,008,489
Dassault Systemes	15,770	1,251,477
Edenred	25,389	469,069
Electricite de France SA	20,088	375,791
Engie SA	194,515	3,428,267
Essilor International SA	34,343	4,537,265
Eutelsat Communications SA	18,328	607,583
Fonciere des Regions	2,968	281,140
Gecina SA	9,530	1,225,380
Groupe Eurotunnel SE Registered	94,860	1,335,512
Hermes International	3,732	1,444,337
Iliad SA	4,185	884,604
Kering	14,806	2,756,711
L’Oreal SA	36,828	6,755,255
Lagardere SCA	25,947	759,839
Legrand SA	61,169	3,374,463
LVMH Moet Hennessy Louis Vuitton SE	33,637	6,301,847
Natixis SA	150,381	926,941
Numericable-SFR SAS[b]	15,624	711,073
Orange SA	272,864	4,833,258
Pernod Ricard SA	21,762	2,577,023
Publicis Groupe SA	37,731	2,461,594
Remy Cointreau SA	3,906	273,513
Renault SA	29,016	2,747,863
Safran SA	32,433	2,476,012
Sanofi	158,568	16,088,645
Schneider Electric SE	79,594	4,842,828
SCOR SE	50,017	1,871,361
SES SA	44,640	1,325,742
Societe Generale SA	101,556	4,746,499

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

Sodexo SA	23,761	$2,125,267
STMicroelectronics NV	104,067	723,888
Suez Environnement Co.	29,309	560,432
Technip SA	20,445	1,072,880
Total SA	276,768	13,496,531
Unibail-Rodamco SE	12,276	3,445,770
Veolia Environnement SA	66,763	1,561,651
Vinci SA	74,035	5,019,827
Vivendi SA	179,187	4,337,832
Wendel SA	2,511	302,758

		170,913,672
GERMANY — 6.36%
adidas AG	28,737	2,588,750
Allianz SE Registered	67,819	11,937,907
BASF SE	133,362	10,979,637
Bayer AG Registered	109,470	14,674,376
Bayerische Motoren Werke AG	36,069	3,719,801
Brenntag AG	21,284	1,291,950
Commerzbank AGb	149,376	1,651,732
Continental AG	12,987	3,137,490
Daimler AG Registered	133,731	11,665,920
Deutsche Bank AG Registered	192,077	5,404,171
Deutsche Boerse AG	40,778	3,772,554
Deutsche Post AG Registered	118,296	3,537,391
Deutsche Telekom AG Registered	465,372	8,741,816
Deutsche Wohnen AG Bearer	73,954	2,095,842
E.ON SE	274,584	2,910,955
Fresenius Medical Care AG & Co. KGaA	41,956	3,795,331
Fresenius SE & Co. KGaA	63,891	4,711,028
GEA Group AG	52,173	2,101,584
HeidelbergCement AG	14,508	1,086,260
Infineon Technologies AG	171,306	2,118,466
K+S AG Registered	32,922	834,811
Kabel Deutschland Holding AG	8,170	1,044,643
Lanxess AG	10,759	580,579
Linde AG	30,132	5,250,759
MAN SE	5,919	620,104

Security	Shares	Value

Merck KGaA	27,344	$2,683,159
METRO AG	34,317	1,062,569
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	25,947	5,202,218
Osram Licht AG	18,846	1,113,984
ProSiebenSat.1 Media SE Registered	45,101	2,450,686
RWE AG	72,080	1,007,631
SAP SE	134,326	10,665,787
Siemens AG Registered	113,286	11,450,438
ThyssenKrupp AG	77,566	1,571,860
Volkswagen AG	6,182	861,130

		148,323,319
GREECE — 0.05%
Alpha Bank AEb	287,606	36,536
FF Group	7,240	146,437
Hellenic Telecommunications Organization SA	29,070	271,990
JUMBO SA	15,640	152,035
National Bank of Greece SAb	201,773	151,119
OPAP SA	28,611	254,421
Piraeus Bank SAb	232,628	23,898
Titan Cement Co. SA	7,480	164,843

		1,201,279
HONG KONG — 2.34%
AIA Group Ltd.	1,506,600	8,864,526
Bank of East Asia Ltd. (The)[a]	336,600	1,261,691
BOC Hong Kong Holdings Ltd.	697,500	2,240,971
Cathay Pacific Airways Ltd.[a]	279,000	555,833
Cheung Kong Infrastructure Holdings Ltd.	279,000	2,597,367
Cheung Kong Property Holdings Ltd.	459,560	3,231,703
CK Hutchison Holdings Ltd.	320,060	4,398,187
CLP Holdings Ltd.	279,500	2,434,323
Galaxy Entertainment Group Ltd.[a]	558,000	1,918,775
Hang Seng Bank Ltd.	111,600	2,053,414
Henderson Land Development Co. Ltd.	340,346	2,180,382
Hong Kong & China Gas Co. Ltd.	903,862	1,835,691
Hong Kong Exchanges and Clearing Ltd.	148,900	3,915,539

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

Li & Fung Ltd.[a]	994,000	$808,015
Link REIT	418,500	2,508,268
MTR Corp. Ltd.	279,000	1,267,184
New World Development Co. Ltd.	672,000	720,548
Power Assets Holdings Ltd.	292,000	2,914,311
Sands China Ltd.[a]	334,800	1,216,064
Shangri-La Asia Ltd.	10,666	9,799
SJM Holdings Ltd.[a]	279,000	232,917
Sun Hung Kai Properties Ltd.	280,000	3,753,758
Swire Pacific Ltd. Class A	141,000	1,637,398
Wharf Holdings Ltd. (The)	279,000	1,668,578
Wynn Macau Ltd.[a]	223,600	309,285

		54,534,527
HUNGARY — 0.06%
MOL Hungarian Oil & Gas PLC	13,393	607,925
OTP Bank PLC	37,944	738,139

		1,346,064
INDIA — 1.63%
Dr. Reddy’s Laboratories Ltd. ADR[a]	61,179	3,963,787
ICICI Bank Ltd. ADR	382,958	3,301,098
Infosys Ltd. ADR[a]	403,038	7,319,170
Larsen & Toubro Ltd. GDR[d]	183,648	3,930,067
Mahindra & Mahindra Ltd. GDR	178,867	3,237,493
Reliance Industries Ltd. GDR[c]	210,192	6,032,510
State Bank of India GDR[d]	90,404	3,277,145
Tata Motors Ltd. ADR[b]	114,686	3,391,265
Wipro Ltd. ADR	287,986	3,565,267

		38,017,802
INDONESIA — 0.52%
Astra International Tbk PT	1,674,000	721,578
Bank Central Asia Tbk PT	2,650,500	2,498,005
Bank Mandiri Persero Tbk PT	1,953,242	1,241,513
Bank Rakyat Indonesia Persero Tbk PT	2,259,900	1,737,750
Bumi Serpong Damai Tbk PT	418,500	49,532
Charoen Pokphand Indonesia Tbk PT	837,000	152,877
Global Mediacom Tbk PT	697,500	44,334
Gudang Garam Tbk PT	141,000	442,444

Security	Shares	Value

Kalbe Farma Tbk PT	4,631,800	$483,907
Lippo Karawaci Tbk PT	2,594,700	225,585
Matahari Department Store Tbk PT	279,000	337,857
Media Nusantara Citra Tbk PT	809,100	105,515
Perusahaan Gas Negara Persero Tbk PT	2,232,000	489,205
Semen Indonesia Persero Tbk PT	864,900	619,253
Telekomunikasi Indonesia Persero Tbk PT	8,656,000	1,694,837
Unilever Indonesia Tbk PT	279,000	754,192
United Tractors Tbk PT	418,545	553,473

		12,151,857
IRELAND — 0.31%
Bank of Ireland[b]	3,985,236	1,492,377
CRH PLC	97,807	2,685,937
Irish Bank Resolution Corp. Ltd.[b]	64,486	1
Kerry Group PLC Class A	37,402	3,055,327

		7,233,642
ISRAEL — 0.49%
Bank Hapoalim BM	117,180	611,332
Bank Leumi le-Israel BMb	143,964	547,178
Bezeq The Israeli Telecommunication Corp. Ltd.	402,103	866,077
Delek Group Ltd.	2,237	541,534
Israel Chemicals Ltd.	44,082	244,358
Israel Corp. Ltd. (The)	279	72,012
NICE-Systems Ltd.	17,856	1,098,909
Teva Pharmaceutical Industries Ltd.	121,923	7,484,548

		11,465,948
ITALY — 1.69%
Assicurazioni Generali SpA	183,378	3,492,281
Banca Monte dei Paschi di Siena SpA[a,b]	407,630	752,882
CNH Industrial NV	169,115	1,148,899
Enel Green Power SpA	73,656	156,626
Enel SpA	874,137	4,051,723
Eni SpA	334,800	5,495,776
EXOR SpA	36,549	1,822,880
Finmeccanica SpA[b]	68,177	896,210
Intesa Sanpaolo SpA	1,787,842	6,256,610

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

Luxottica Group SpA	32,469	$2,286,514
Mediobanca SpA	124,155	1,254,903
Prysmian SpA	37,944	823,627
Saipem SpA[a,b]	56,718	535,374
Snam SpA	185,455	964,904
Telecom Italia SpA[a,b]	1,797,099	2,519,175
Tenaris SA	57,275	722,530
Terna Rete Elettrica Nazionale SpA	170,938	873,890
UniCredit SpA	594,925	3,864,242
Unione di Banche Italiane SpA	187,555	1,410,914

		39,329,960
JAPAN — 16.79%
Aeon Co. Ltd.	111,600	1,663,712
AEON Financial Service Co. Ltd.	27,900	704,002
Aeon Mall Co. Ltd.	30,100	507,092
Aisin Seiki Co. Ltd.	28,000	1,121,856
Ajinomoto Co. Inc.	12,000	269,186
ANA Holdings Inc.	279,000	837,636
Asahi Glass Co. Ltd.	279,000	1,611,461
Asahi Group Holdings Ltd.	83,700	2,598,914
Asahi Kasei Corp.	279,000	1,725,904
Astellas Pharma Inc.	306,900	4,488,738
Bandai Namco Holdings Inc.	28,200	697,551
Bridgestone Corp.	111,600	4,139,396
Canon Inc.	139,500	4,207,831
Casio Computer Co. Ltd.[a]	57,400	1,090,208
Chubu Electric Power Co. Inc.	111,600	1,728,910
Chugai Pharmaceutical Co. Ltd.	55,800	1,807,980
Chugoku Electric Power Co. Inc. (The)	55,800	848,040
Citizen Holdings Co. Ltd.	111,600	852,664
Credit Saison Co. Ltd.	55,800	1,156,460
Dai-ichi Life Insurance Co. Ltd. (The)	139,500	2,444,935
Daiichi Sankyo Co. Ltd.	122,000	2,410,682
Daikin Industries Ltd.	55,900	3,631,705
Daito Trust Construction Co. Ltd.	2,600	283,108
Daiwa Securities Group Inc.	279,000	1,923,811
Denso Corp.	83,700	3,927,155
Dentsu Inc.	27,900	1,583,717

Security	Shares	Value

East Japan Railway Co.	55,800	$5,349,957
Eisai Co. Ltd.	55,900	3,524,236
Electric Power Development Co. Ltd.	27,900	925,954
FANUC Corp.	27,900	4,983,505
Fast Retailing Co. Ltd.	1,300	478,094
Fuji Heavy Industries Ltd.	83,700	3,279,334
FUJIFILM Holdings Corp.	83,700	3,365,340
Fujitsu Ltd.	279,000	1,329,860
GungHo Online Entertainment Inc.[a]	139,500	456,619
Gunma Bank Ltd. (The)	279,000	1,768,676
Hachijuni Bank Ltd. (The)	279,000	1,918,956
Hino Motors Ltd.	55,800	643,659
Hitachi Construction Machinery Co. Ltd.	27,900	435,117
Hitachi High-Technologies Corp.	27,900	757,178
Hitachi Ltd.	558,000	3,250,203
Hokuriku Electric Power Co.	55,800	837,867
Honda Motor Co. Ltd.	223,200	7,479,766
Hoya Corp.	111,600	4,650,809
Hulic Co. Ltd.	47,000	442,445
IBIDEN Co. Ltd.	27,900	387,953
Idemitsu Kosan Co. Ltd.	4,800	79,115
IHI Corp.	279,000	795,326
INPEX Corp.	111,600	1,068,604
Isetan Mitsukoshi Holdings Ltd.	55,800	903,990
Isuzu Motors Ltd.	139,500	1,643,250
ITOCHU Corp.	251,100	3,171,132
Japan Exchange Group Inc.	102,600	1,669,827
Japan Prime Realty Investment Corp.	279	912,082
Japan Retail Fund Investment Corp.	558	1,084,788
Japan Tobacco Inc.	167,400	5,841,487
JFE Holdings Inc.	55,900	887,544
JSR Corp.	55,800	888,268
JTEKT Corp.	83,700	1,457,944
JX Holdings Inc.	279,000	1,100,510
Kansai Electric Power Co. Inc. (The)[b]	111,600	1,440,835
Kao Corp.	83,700	4,327,361
Kawasaki Heavy Industries Ltd.	279,000	1,130,566
KDDI Corp.	251,100	6,130,024

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

Keikyu Corp.	279,000	$2,309,683
Keio Corp.	279,000	2,286,563
Kintetsu Group Holdings Co. Ltd.	279,000	1,084,326
Kirin Holdings Co. Ltd.	162,100	2,311,780
Kobe Steel Ltd.	279,000	356,047
Komatsu Ltd.	139,500	2,314,307
Konica Minolta Inc.	141,000	1,461,703
Kubota Corp.	279,000	4,371,983
Kuraray Co. Ltd.	111,600	1,387,197
Kurita Water Industries Ltd.	55,900	1,270,634
Kyocera Corp.	56,400	2,571,943
Kyushu Electric Power Co. Inc.[b]	83,700	1,018,203
Mabuchi Motor Co. Ltd.	28,500	1,426,476
Marubeni Corp.	279,000	1,623,945
Mazda Motor Corp.	83,700	1,667,758
MEIJI Holdings Co. Ltd.	56,590	4,497,188
Mitsubishi Chemical Holdings Corp.	279,500	1,761,192
Mitsubishi Corp.	223,200	4,092,231
Mitsubishi Electric Corp.	279,000	2,936,234
Mitsubishi Estate Co. Ltd.	279,000	6,027,371
Mitsubishi Heavy Industries Ltd.	559,000	2,844,681
Mitsubishi Motors Corp.	111,600	998,782
Mitsubishi UFJ Financial Group Inc.	1,906,000	12,487,123
Mitsui & Co. Ltd.	195,300	2,493,140
Mitsui Chemicals Inc.	279,000	1,065,830
Mitsui Fudosan Co. Ltd.	51,000	1,398,881
Mitsui OSK Lines Ltd.	279,000	751,398
Mizuho Financial Group Inc.	3,096,900	6,423,485
MS&AD Insurance Group Holdings Inc.	75,900	2,259,232
Murata Manufacturing Co. Ltd.	27,900	4,012,467
Nabtesco Corp.	28,200	570,660
NEC Corp.	342,000	1,062,772
Nidec Corp.	55,800	4,241,586
Nikon Corp.	55,800	726,891
Nintendo Co. Ltd.	27,900	4,503,766
Nippon Building Fund Inc.	297	1,415,165
Nippon Steel & Sumitomo Metal Corp.	111,686	2,286,937
Nippon Telegraph & Telephone Corp.	111,600	4,148,644
Nissan Motor Co. Ltd.	306,900	3,220,956
Nisshin Seifun Group Inc.	126,725	1,951,150
Nissin Foods Holdings Co. Ltd.	27,900	1,297,029

Security	Shares	Value

Nitto Denko Corp.	28,200	$1,828,356
Nomura Holdings Inc.	491,600	3,118,864
Nomura Real Estate Holdings Inc.	28,200	607,349
NTT DOCOMO Inc.	195,300	3,815,370
NTT Urban Development Corp.	55,800	558,116
Olympus Corp.	55,800	1,898,148
Omron Corp.	55,800	1,865,780
Ono Pharmaceutical Co. Ltd.	28,200	3,897,874
ORIX Corp.	195,300	2,883,173
Osaka Gas Co. Ltd.	279,000	1,105,596
Otsuka Holdings Co. Ltd.	55,800	1,869,942
Panasonic Corp.	306,900	3,649,484
Rakuten Inc.	139,500	1,950,746
Resona Holdings Inc.	306,900	1,636,800
Sanrio Co. Ltd.	27,900	745,618
Santen Pharmaceutical Co. Ltd.	139,500	1,908,552
SBI Holdings Inc./Japan	44,700	511,545
Secom Co. Ltd.	28,200	1,896,825
Seven & I Holdings Co. Ltd.	139,500	6,370,702
Sharp Corp./Japan[a,b]	558,000	614,991
Shikoku Electric Power Co. Inc.	83,700	1,431,587
Shin-Etsu Chemical Co. Ltd.	55,800	3,344,994
Shiseido Co. Ltd.	55,800	1,336,796
Showa Shell Sekiyu KK	83,700	742,150
SMC Corp./Japan	3,200	831,059
SoftBank Group Corp.	139,500	7,857,315
Sony Corp.	167,400	4,827,446
Stanley Electric Co. Ltd.	55,800	1,074,615
Sumitomo Chemical Co. Ltd.	279,000	1,616,085
Sumitomo Corp.	149,100	1,643,899
Sumitomo Dainippon Pharma Co. Ltd.	55,800	621,002
Sumitomo Electric Industries Ltd.	111,600	1,539,326
Sumitomo Heavy Industries Ltd.	279,000	1,271,597
Sumitomo Mitsui Financial Group Inc.	195,300	7,865,407
Sumitomo Mitsui Trust Holdings Inc.	558,000	2,162,640
Sumitomo Rubber Industries Ltd.	27,900	418,934
Suzuki Motor Corp.	55,800	1,844,972
T&D Holdings Inc.	83,700	1,111,145
Taiyo Nippon Sanso Corp.	44,700	465,613
Takeda Pharmaceutical Co. Ltd.	111,600	5,484,052

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

TDK Corp.	28,200	$1,815,736
Terumo Corp.	56,400	1,687,209
THK Co. Ltd.	27,900	531,065
Toho Gas Co. Ltd.	279,000	1,720,124
Tohoku Electric Power Co. Inc.	83,700	1,184,666
Tokio Marine Holdings Inc.	83,700	3,254,364
Tokyo Electric Power Co. Inc.[b]	251,100	1,724,979
Tokyo Electron Ltd.	28,200	1,706,839
Tokyo Gas Co. Ltd.	279,000	1,390,896
Tokyu Corp.	68,000	555,045
Tokyu Fudosan Holdings Corp.	167,400	1,186,053
TonenGeneral Sekiyu KK	14,000	146,062
Toray Industries Inc.	279,000	2,456,495
Toshiba Corp.[b]	559,000	1,589,334
Toyo Seikan Group Holdings Ltd.	83,700	1,631,344
Toyo Suisan Kaisha Ltd.	27,900	1,035,774
Toyota Industries Corp.	55,900	2,969,289
Toyota Motor Corp.	390,600	24,175,607
Toyota Tsusho Corp.	55,800	1,287,319
Unicharm Corp.	83,700	1,799,888
United Urban Investment Corp.	558	777,293
USS Co. Ltd.	83,700	1,491,930
West Japan Railway Co.	27,900	1,972,132
Yahoo Japan Corp.	260,500	1,111,726
Yakult Honsha Co. Ltd.	27,900	1,488,925
Yamada Denki Co. Ltd.	205,800	932,858
Yamaha Motor Co. Ltd.	55,800	1,267,898
Yamato Holdings Co. Ltd.	83,700	1,658,047
Yamazaki Baking Co. Ltd.	7,000	135,911
Yokogawa Electric Corp.	55,800	628,400

		391,535,847
MALAYSIA — 0.62%
Alliance Financial Group Bhd	474,300	395,250
Axiata Group Bhd	362,700	520,917
Berjaya Sports Toto Bhd	120,606	89,837
British American Tobacco Malaysia Bhd	27,900	401,484
Bumi Armada Bhd[b]	920,700	207,886
CIMB Group Holdings Bhd	641,700	688,603
DiGi.Com Bhd[a]	585,900	717,373
Genting Bhd	306,900	530,074

Security	Shares	Value

Genting Malaysia Bhd	279,000	$279,260
Hong Leong Bank Bhd	111,600	363,167
Hong Leong Financial Group Bhd	83,700	275,883
IHH Healthcare Bhd	334,800	491,757
IOI Corp. Bhd	459,100	455,253
IOI Properties Group Bhd	577,515	271,550
Kuala Lumpur Kepong Bhd	83,700	443,828
Lafarge Malaysia Bhd	139,500	295,496
Malayan Banking Bhd[a]	502,200	965,589
Malaysia Airports Holdings Bhd	279,000	344,204
Maxis Bhd[a]	418,500	641,973
Petronas Chemicals Group Bhd	306,900	453,635
Petronas Dagangan Bhd	55,800	292,248
Petronas Gas Bhd	167,400	895,450
PPB Group Bhd	83,700	301,211
Public Bank Bhd	335,840	1,413,405
RHB Capital Bhd	111,600	158,464
Sapurakencana Petroleum Bhd[a]	669,600	328,877
Sime Darby Bhd	279,000	542,933
Tenaga Nasional Bhd	446,400	1,315,508
UMW Holdings Bhd	83,700	160,152
YTL Corp. Bhd	446,453	156,924

		14,398,191
MEXICO — 1.01%
Alfa SAB de CV	558,000	1,161,659
America Movil SAB de CV	4,603,500	4,108,092
Cemex SAB de CV CPO[b]	2,208,107	1,398,707
Fibra Uno Administracion SA de CV	351,700	771,969
Fomento Economico Mexicano SAB de CV	362,700	3,580,534
Gentera SAB de CV	251,100	462,284
Grupo Aeroportuario del Sureste SAB de CV Series B	83,700	1,295,448
Grupo Financiero Banorte SAB de CV	371,300	1,998,163
Grupo Financiero Inbursa SAB de CV Series O	334,800	672,689
Grupo Financiero Santander Mexico SAB de CV Series B	334,800	614,758
Grupo Mexico SAB de CV Series B	595,129	1,448,869
Grupo Televisa SAB	334,800	1,946,767

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

Industrias Penoles SAB de CV	15,345	$203,873
Kimberly-Clark de Mexico SAB de CV Series A	502,200	1,211,083
OHL Mexico SAB de CVb	167,400	220,077
Wal-Mart de Mexico SAB de CV	892,800	2,353,973

		23,448,945
NETHERLANDS — 2.20%
Aegon NV	299,646	1,854,946
Akzo Nobel NV	43,803	3,118,541
Altice NV Class Aa,b	43,245	752,387
Altice NV Class Bb	13,392	238,915
ASML Holding NV	52,808	4,935,670
Fiat Chrysler Automobiles NVa,b	159,588	2,365,797
Gemalto NVa	10,881	685,724
Heineken NV	33,201	3,048,467
ING Groep NV CVA	588,132	8,598,516
Koninklijke Ahold NV	171,650	3,511,636
Koninklijke DSM NV	32,089	1,721,312
Koninklijke KPN NV	479,322	1,768,474
Koninklijke Philips NV	140,374	3,813,028
OCI NVb	14,331	407,246
RELX NV	188,613	3,239,864
TNT Express NV	111,994	946,413
Unilever NV CVA	227,551	10,336,098

		51,343,034
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	451,783	1,607,858
Fletcher Building Ltd.	93,467	471,769
Spark New Zealand Ltd.	313,976	713,785

		2,793,412
NORWAY — 0.44%
DNB ASA	135,315	1,730,256
Gjensidige Forsikring ASA	45,644	696,921
Norsk Hydro ASA	210,645	758,260
Orkla ASA	116,064	990,998
Seadrill Ltd.[a]	57,474	361,343
Statoil ASA	157,134	2,529,208
Subsea 7 SAb	55,800	436,875
Telenor ASA	76,446	1,448,190
Yara International ASA	28,755	1,310,691

		10,262,742

Security	Shares	Value

PERU — 0.08%
Cia. de Minas Buenaventura SA ADR	25,987	$166,577
Credicorp Ltd.	13,685	1,548,868
Southern Copper Corp.	5,955	165,311

		1,880,756
PHILIPPINES — 0.25%
Ayala Land Inc.	1,701,900	1,303,142
Bank of the Philippine Islands	707,325	1,278,080
Jollibee Foods Corp.	332,180	1,461,535
Metropolitan Bank & Trust Co.	993,278	1,804,321

		5,847,078
POLAND — 0.28%
Alior Bank SAb	23,994	506,022
Bank Handlowy w Warszawie SA	11,718	239,370
Bank Millennium SAb	208,692	331,554
Bank Pekao SA	13,950	544,109
Cyfrowy Polsat SAb	139,283	900,676
Eurocash SA	26,784	362,877
KGHM Polska Miedz SA	20,646	481,614
mBank SAb	3,436	323,785
Orange Polska SA	106,857	196,674
Polski Koncern Naftowy Orlen SA	55,076	897,452
Powszechna Kasa Oszczednosci Bank Polski SAb	99,603	740,529
Powszechny Zaklad Ubezpieczen SA	5,301	517,075
Synthos SA	208,487	199,711
Tauron Polska Energia SA	363,065	285,577

		6,527,025
PORTUGAL — 0.10%
Banco Espirito Santo SA Registered[b]	1	—
EDP — Energias de Portugal SA	279,850	1,041,171
Galp Energia SGPS SA	47,151	512,364
Jeronimo Martins SGPS SA	51,380	725,637

		2,279,172
QATAR — 0.17%
Masraf Al Rayan QSC	130,302	1,546,335
Ooredoo QSC	18,294	390,982
Qatar National Bank SAQ	38,856	1,948,004

		3,885,321

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

RUSSIA — 0.71%
Gazprom PAO ADR	737,987	$3,106,925
Lukoil PJSC	64,980	2,355,525
Magnit PJSC GDR[d]	51,336	2,336,815
MegaFon PJSC GDR[d]	34,038	440,792
MMC Norilsk Nickel PJSC ADR	91,299	1,360,355
Mobile TeleSystems PJSC ADR	104,067	731,591
NOVATEK OAO GDR[d]	17,656	1,614,641
Rosneft OAO GDR[d]	115,000	460,000
RusHydro PJSC	233,058	226,533
Sberbank PAO ADR	233,070	1,429,419
Sistema JSFC GDR[d]	57,474	399,444
Surgutneftegas OAO ADR	228,235	1,254,676
Tatneft PAO ADR	25,142	778,145

		16,494,861
SINGAPORE — 0.87%
Ascendas REIT[a]	418,500	714,184
CapitaLand Ltd.[a]	307,000	679,543
DBS Group Holdings Ltd.[a]	279,500	3,446,601
Genting Singapore PLC	1,872,700	1,089,790
Global Logistic Properties Ltd.[a]	558,000	892,481
Hutchison Port Holdings Trust	559,000	310,245
Keppel Corp. Ltd.[a]	306,900	1,551,483
Noble Group Ltd.[a]	1,116,199	402,485
Oversea-Chinese Banking Corp. Ltd.	307,475	1,982,506
Sembcorp Marine Ltd.[a]	559,000	933,995
Singapore Airlines Ltd.	195,300	1,506,062
Singapore Telecommunications Ltd.	1,116,000	3,171,496
United Overseas Bank Ltd.[a]	251,100	3,645,029

		20,325,900
SOUTH AFRICA — 1.53%
African Bank Investments Ltd.[a,b]	334,618	242
Anglo American Platinum Ltd.[b]	16,743	294,329
AngloGold Ashanti Ltd.[b]	74,029	631,249
Aspen Pharmacare Holdings Ltd.	70,050	1,576,939
Bidvest Group Ltd. (The)	34,596	887,035
FirstRand Ltd.	428,823	1,577,495
Foschini Group Ltd. (The)	55,800	571,351
Gold Fields Ltd.	170,479	453,898
Growthpoint Properties Ltd.	840,478	1,544,395

Security	Shares	Value

Impala Platinum Holdings Ltd.[b]	91,012	$249,306
Imperial Holdings Ltd.	22,878	298,696
Investec Ltd.	67,239	558,253
Kumba Iron Ore Ltd.[a]	30,132	130,771
MMI Holdings Ltd./South Africa	170,551	310,056
Mr. Price Group Ltd.	62,775	966,178
MTN Group Ltd.	208,971	2,388,387
Nampak Ltd.	142,011	230,708
Naspers Ltd. Class N	59,577	8,746,697
Rand Merchant Insurance Holdings Ltd.	232,686	722,833
Redefine Properties Ltd.	2,105,095	1,762,549
Remgro Ltd.	68,634	1,378,282
RMB Holdings Ltd.	162,099	792,259
Sappi Ltd.[b]	121,365	480,391
Sasol Ltd.	89,559	2,874,757
Shoprite Holdings Ltd.	42,687	445,215
Standard Bank Group Ltd.	131,967	1,375,715
Steinhoff International Holdings Ltd.	326,248	2,001,678
Tiger Brands Ltd.	26,226	601,464
Truworths International Ltd.	102,114	693,375
Woolworths Holdings Ltd./South Africa	142,294	1,056,591

		35,601,094
SOUTH KOREA — 3.21%
AmorePacific Corp.	7,726	2,558,278
AmorePacific Group	10,775	1,521,666
BNK Financial Group Inc.	26,580	326,407
Celltrion Inc.[a,b]	10,176	687,296
Cheil Worldwide Inc.[b]	10,881	190,886
CJ CheilJedang Corp.	1,968	604,184
Coway Co. Ltd.	7,254	542,117
Daelim Industrial Co. Ltd.	3,676	241,187
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	19,530	118,888
DGB Financial Group Inc.	26,014	241,874
Dongbu Insurance Co. Ltd.	7,533	451,960
Doosan Heavy Industries & Construction Co. Ltd.	4,316	77,988
E-MART Inc.	2,541	473,631
GS Engineering & Construction Corp.[b]	9,020	184,348

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

GS Holdings Corp.	6,027	$265,388
Hana Financial Group Inc.	37,232	907,898
Hankook Tire Co. Ltd.	6,443	247,253
Hanssem Co. Ltd.	3,069	628,579
Hyosung Corp.	3,072	315,270
Hyundai Department Store Co. Ltd.	1,953	214,992
Hyundai Development Co. Engineering & Construction	7,540	304,563
Hyundai Engineering & Construction Co. Ltd.	9,765	296,363
Hyundai Glovis Co. Ltd.	2,790	480,887
Hyundai Heavy Industries Co. Ltd.[b]	5,859	489,256
Hyundai Marine & Fire Insurance Co. Ltd.	5,922	176,354
Hyundai Mobis Co. Ltd.	8,928	1,879,497
Hyundai Motor Co.	20,367	2,786,941
Hyundai Steel Co.	7,533	344,256
Hyundai Wia Corp.	1,953	228,697
Industrial Bank of Korea	35,991	441,975
Kangwon Land Inc.	24,831	921,320
KB Financial Group Inc.	43,501	1,379,379
Kia Motors Corp.	32,364	1,584,063
Korea Aerospace Industries Ltd.	15,903	1,255,445
Korea Electric Power Corp.	52,731	2,377,416
Korea Gas Corp.	6,488	242,436
Korea Investment Holdings Co. Ltd.	13,671	731,486
Korea Zinc Co. Ltd.	1,395	580,001
KT Corp.[b]	25,110	650,849
KT&G Corp.	14,730	1,472,935
LG Chem Ltd.	5,863	1,565,970
LG Corp.	13,950	807,596
LG Display Co. Ltd.	30,969	586,755
LG Electronics Inc.	15,066	648,867
LG Household & Health Care Ltd.	1,674	1,390,534
LG Uplus Corp.	60,543	581,506
Lotte Chemical Corp.	3,069	647,423
Lotte Confectionery Co. Ltd.	279	486,760
Lotte Shopping Co. Ltd.	1,674	340,659
Mirae Asset Securities Co. Ltd.[a]	10,502	235,363

Security	Shares	Value

NAVER Corp.	3,627	$1,908,864
NCsoft Corp.	1,953	324,629
OCI Co. Ltd.[a]	3,348	241,398
Orion Corp./Republic of Korea	567	477,453
POSCO	8,172	1,304,595
S-1 Corp.	5,301	460,330
S-Oil Corp.	7,533	451,299
Samsung C&T Corp.[b]	8,432	1,146,406
Samsung Electro-Mechanics Co. Ltd.	8,094	462,900
Samsung Electronics Co. Ltd.	16,182	19,474,325
Samsung Fire & Marine Insurance Co. Ltd.	4,743	1,329,230
Samsung Heavy Industries Co. Ltd.	20,236	236,076
Samsung Life Insurance Co. Ltd.	7,812	746,904
Samsung SDI Co. Ltd.	7,708	720,058
Samsung SDS Co. Ltd.	3,627	816,039
Samsung Securities Co. Ltd.	7,533	319,147
Shinhan Financial Group Co. Ltd.	44,512	1,700,362
Shinsegae Co. Ltd.	837	170,697
SK Holdings Co. Ltd.	7,884	1,846,435
SK Hynix Inc.	75,071	2,021,560
SK Innovation Co. Ltd.[b]	7,812	812,001
SK Telecom Co. Ltd.	3,069	648,769
Woori Bank	48,846	425,027
Yuhan Corp.	556	138,019

		74,898,165
SPAIN — 2.46%
Abertis Infraestructuras SA	70,342	1,174,097
ACS Actividades de Construccion y Servicios SA	45,022	1,539,005
Amadeus IT Holding SA Class A	72,413	3,100,452
Banco Bilbao Vizcaya Argentaria SA	763,940	6,616,070
Banco Bilbao Vizcaya Argentaria SA New[b]	7,143	61,862
Banco de Sabadell SA	710,141	1,379,861
Banco Popular Espanol SAa	281,824	1,079,024
Banco Santander SA	1,919,385	10,813,269

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

Bankia SA	706,752	$914,996
CaixaBank SA	339,460	1,309,446
Distribuidora Internacional de Alimentacion SA	111,419	712,381
Ferrovial SA	111,708	2,833,224
Gas Natural SDG SA	27,709	603,298
Grifols SA	16,361	762,327
Iberdrola SA	749,306	5,377,703
Industria de Diseno Textil SA	147,870	5,570,868
International Consolidated Airlines Group SAb	135,594	1,220,739
Red Electrica Corp. SA	8,183	724,956
Repsol SA	153,855	1,950,245
Telefonica SA	621,725	8,262,067
Zardoya Otis SA	104,533	1,293,291

		57,299,181
SWEDEN — 2.12%
Alfa Laval AB	107,136	1,896,436
Assa Abloy AB	138,942	2,781,802
Atlas Copco AB Class A	114,976	3,019,644
Electrolux AB Class B	62,496	1,854,797
Getinge AB Class B	47,751	1,202,921
Hennes & Mauritz AB Class B	146,196	5,721,495
Hexagon AB Class B	32,922	1,150,784
Husqvarna AB Class B	207,933	1,379,943
Investor AB Class B	63,054	2,357,020
Lundin Petroleum ABb	29,853	434,209
Millicom International Cellular SA SDR	12,053	677,107
Nordea Bank AB	441,378	4,912,315
Sandvik AB	219,015	2,060,935
Securitas AB Class B	111,420	1,464,438
Skandinaviska Enskilda Banken AB Class A	158,193	1,674,907
Skanska AB Class B	122,499	2,402,097
Svenska Cellulosa AB SCA Class B	66,280	1,967,101
Svenska Handelsbanken AB Class A	163,796	2,241,574
Swedbank AB Class A	91,233	2,107,042
Tele2 AB Class B	68,702	691,798
Telefonaktiebolaget LM Ericsson Class B	378,324	3,713,755

Security	Shares	Value

TeliaSonera AB	357,770	$1,842,583
Volvo AB Class B	177,165	1,851,783

		49,406,486
SWITZERLAND — 6.80%
ABB Ltd. Registered	365,211	6,913,353
Actelion Ltd. Registered	14,508	2,022,216
Adecco SA Registered	22,745	1,698,232
Aryzta AG	12,834	580,671
Barry Callebaut AG Registered	512	616,530
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	279	1,708,106
Cie. Financiere Richemont SA Class A Registered	72,064	6,199,368
Credit Suisse Group AG Registered	196,416	4,917,623
Geberit AG Registered	6,328	2,049,739
Givaudan SA Registered	1,002	1,799,178
Julius Baer Group Ltd.	40,101	1,998,236
Kuehne + Nagel International AG Registered	12,314	1,712,655
LafargeHolcim Ltd. Registered	45,134	2,552,595
Nestle SA Registered	443,331	34,000,328
Novartis AG Registered	317,271	28,918,894
Roche Holding AG	95,727	26,054,836
SGS SA Registered	558	1,066,469
Sonova Holding AG Registered	6,975	955,237
Sulzer AG Registered[a]	4,287	434,462
Swatch Group AG (The) Bearer	5,102	2,002,499
Swiss Life Holding AG Registered	4,821	1,154,693
Swiss Prime Site AG Registered	9,371	718,689
Swiss Re AG	56,372	5,255,477
Swisscom AG Registered	3,348	1,732,163
Syngenta AG Registered	14,509	4,898,397
Transocean Ltd.[a]	59,985	918,867
UBS Group AG	541,072	10,857,118
Zurich Insurance Group AG	18,036	4,780,935

		158,517,566
TAIWAN — 2.49%
Acer Inc.[b]	894,792	380,370
Advanced Semiconductor Engineering Inc.	1,674,218	1,949,434

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

Asia Cement Corp.	574,440	$597,204
AU Optronics Corp.	2,601,000	766,755
Cathay Financial Holding Co. Ltd.	1,198,318	1,712,753
Chailease Holding Co. Ltd.	43,128	82,766
Chang Hwa Commercial Bank Ltd.	1,196,685	622,976
China Development Financial Holding Corp.	2,232,000	601,599
China Steel Corp.	1,716,288	1,038,861
Chunghwa Telecom Co. Ltd.	837,000	2,570,545
Compal Electronics Inc.	837,000	523,391
CTBC Financial Holding Co. Ltd.	2,277,293	1,252,166
Delta Electronics Inc.	279,000	1,426,648
E.Sun Financial Holding Co. Ltd.	1,522,856	917,086
Epistar Corp.	558,000	505,343
Far EasTone Telecommunications Co. Ltd.	558,000	1,210,073
First Financial Holding Co. Ltd.	1,858,278	901,563
Formosa Chemicals & Fibre Corp.	284,340	652,528
Formosa Petrochemical Corp.	279,000	679,806
Formosa Plastics Corp.	285,960	665,054
Highwealth Construction Corp.	223,080	329,842
Hon Hai Precision Industry Co. Ltd.	2,130,839	5,684,250
HTC Corp.	43,000	103,978
Hua Nan Financial Holdings Co. Ltd.	2,171,885	1,047,022
Innolux Corp.	1,463,688	493,705
MediaTek Inc.	60,000	470,374
Mega Financial Holding Co. Ltd.	1,189,195	868,173
Nan Ya Plastics Corp.	561,840	1,119,751
Pegatron Corp.	558,000	1,371,645
Quanta Computer Inc.	558,000	953,964
Shin Kong Financial Holding Co. Ltd.	932,149	223,680
Siliconware Precision Industries Co. Ltd.	578,218	766,778
SinoPac Financial Holdings Co. Ltd.	1,860,793	616,185
Synnex Technology International Corp.	279,000	295,213
Taishin Financial Holding Co. Ltd.	1,778,141	698,363
Taiwan Business Bank[b]	3,701,880	952,168
Taiwan Cement Corp.	558,000	622,225

Security	Shares	Value

Taiwan Cooperative Financial Holding Co. Ltd.	2,911,018	$1,304,706
Taiwan Mobile Co. Ltd.	558,000	1,761,825
Taiwan Semiconductor Manufacturing Co. Ltd.	3,627,000	15,250,527
U-Ming Marine Transport Corp.	558,000	661,759
Uni-President Enterprises Corp.	647,972	1,097,801
United Microelectronics Corp.	2,790,000	1,022,718
Vanguard International Semiconductor Corp.	567,000	732,689
Yuanta Financial Holding Co. Ltd.	1,620,067	638,774

		58,145,036
THAILAND — 0.47%
Advanced Info Service PCL NVDR	111,600	731,083
Airports of Thailand PCL NVDR	83,700	701,275
Bangkok Bank PCL NVDR	196,140	923,693
Banpu PCL NVDR[a]	279,500	170,525
BEC World PCL NVDR	364,100	322,461
BTS Group Holdings PCL NVDR	669,600	181,673
Central Pattana PCL NVDR	139,500	180,417
Charoen Pokphand Foods PCL NVDR[a]	874,300	508,836
CP ALL PCL NVDR	953,800	1,340,831
Glow Energy PCL NVDR	315,900	761,606
Home Product Center PCL NVDR	147,786	29,086
Indorama Ventures PCL NVDR	510,088	331,286
Minor International PCL NVDR	366,620	314,386
PTT Exploration & Production PCL NVDR	175,799	360,816
PTT Global Chemical PCL NVDR	279,601	438,258
PTT PCL NVDR	83,800	647,923
Siam Cement PCL (The) NVDR	84,000	1,072,215
Siam Commercial Bank PCL (The) NVDR	279,000	1,047,206
Thai Oil PCL NVDR	177,400	270,583
TMB Bank PCL NVDR	3,292,200	246,215
True Corp. PCL NVDR[a,b]	1,484,860	421,651

		11,002,025

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

TURKEY — 0.34%
Akbank TAS	156,240	$401,923
Anadolu Efes Biracilik ve Malt Sanayii AS	71,195	562,400
Arcelik AS	161,840	883,794
BIM Birlesik Magazalar AS	49,439	1,006,915
Coca-Cola Icecek AS	23,715	300,958
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	537,406	522,345
Enka Insaat ve Sanayi AS	71,061	126,180
Haci Omer Sabanci Holding AS	68,913	219,170
KOC Holding AS	53,955	244,610
TAV Havalimanlari Holding AS	27,900	219,436
Tupras Turkiye Petrol Rafinerileri ASb	37,137	982,123
Turk Hava Yollari AOb	190,597	563,621
Turk Telekomunikasyon AS	117,790	254,465
Turkiye Garanti Bankasi AS	256,401	666,628
Turkiye Halk Bankasi AS	68,355	257,071
Turkiye Is Bankasi Class C	108,565	185,690
Turkiye Sise ve Cam Fabrikalari AS	74,579	85,552
Turkiye Vakiflar Bankasi Tao Class D	69,752	99,659
Ulker Biskuvi Sanayi AS	29,016	196,323
Yapi ve Kredi Bankasi AS	112,260	136,874

		7,915,737
UNITED ARAB EMIRATES — 0.14%
Abu Dhabi Commercial Bank PJSC	360,327	735,782
Aldar Properties PJSC	965,367	599,264
DP World Ltd.	38,325	774,548
Emaar Properties PJSC	701,844	1,232,512

		3,342,106
UNITED KINGDOM — 14.72%
3i Group PLC	311,746	2,412,116
Aggreko PLC	34,875	493,097
Amec Foster Wheeler PLC	102,166	1,121,852
Anglo American PLC	200,880	1,695,766
ARM Holdings PLC	185,535	2,937,036
AstraZeneca PLC	173,259	11,105,952
Aviva PLC	525,641	3,945,346

Security	Shares	Value

BAE Systems PLC	325,085	$2,210,575
Barclays PLC	2,173,689	7,788,341
BG Group PLC	484,623	7,671,626
BHP Billiton PLC	290,997	4,676,168
BP PLC	2,446,830	14,601,601
British American Tobacco PLC	262,836	15,666,625
British Land Co. PLC (The)	170,203	2,288,208
BT Group PLC	1,240,992	8,912,130
Bunzl PLC	83,731	2,403,949
Burberry Group PLC	57,195	1,173,048
Capita PLC	172,749	3,401,616
Carnival PLC	37,521	2,095,957
Centrica PLC	760,617	2,655,988
Coca-Cola HBC AG	34,317	821,487
Compass Group PLC	330,915	5,718,816
Diageo PLC	364,095	10,562,956
Experian PLC	186,651	3,193,961
Fresnillo PLC	20,925	235,911
G4S PLC	323,672	1,213,206
GlaxoSmithKline PLC	650,349	14,111,798
Glencore PLC	1,420,171	2,467,475
HSBC Holdings PLC	2,577,448	20,205,569
ICAP PLC	165,168	1,122,375
Imperial Tobacco Group PLC	160,146	8,654,054
InterContinental Hotels Group PLC	64,787	2,602,482
ITV PLC	606,546	2,364,355
J Sainsbury PLC[a]	265,146	1,090,885
Johnson Matthey PLC	47,709	1,904,673
Kingfisher PLC	448,911	2,448,034
Land Securities Group PLC	133,507	2,760,859
Legal & General Group PLC	1,230,669	4,972,085
Lloyds Banking Group PLC	7,273,809	8,282,581
London Stock Exchange Group PLC	49,941	1,962,929
Marks & Spencer Group PLC	302,209	2,394,332
Melrose Industries PLC	136,902	562,830
National Grid PLC	625,518	8,934,025
Next PLC	31,929	3,944,890
Old Mutual PLC	877,243	2,876,269

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

Pearson PLC	114,514	$1,523,609
Persimmon PLC	77,585	2,389,255
Petrofac Ltd.	36,996	481,661
Prudential PLC	398,133	9,339,971
Randgold Resources Ltd.	14,654	988,549
Reckitt Benckiser Group PLC	97,698	9,572,126
RELX PLC	153,587	2,756,260
Rexam PLC	217,151	1,810,986
Rio Tinto PLC	171,585	6,249,924
Rolls-Royce Holdings PLC	232,375	2,467,298
Royal Bank of Scotland Group PLC[b]	326,151	1,599,774
Royal Dutch Shell PLC Class A	486,932	12,709,094
Royal Dutch Shell PLC Class B	341,775	8,973,229
SABMiller PLC	132,583	8,180,205
Sage Group PLC (The)	295,525	2,487,427
Shire PLC	87,923	6,687,569
Sky PLC	135,036	2,285,702
Smith & Nephew PLC	175,533	3,009,132
SSE PLC	158,507	3,708,691
Standard Chartered PLC	318,164	3,544,759
Standard Life PLC	312,063	2,028,527
Tesco PLC[b]	1,133,035	3,207,490
Tullow Oil PLC[b]	152,613	478,226
Unilever PLC	176,049	7,865,776
United Utilities Group PLC	76,632	1,169,894
Vedanta Ltd. ADR	191,714	1,146,450
Vodafone Group PLC	3,619,281	11,975,749
Weir Group PLC (The)	32,085	528,720
Wm Morrison Supermarkets PLC	349,380	909,196
Wolseley PLC	61,938	3,651,227
WPP PLC	217,074	4,887,929

		343,280,239

TOTAL COMMON STOCKS
(Cost: $2,424,459,863)		2,301,045,757

PREFERRED STOCKS — 0.93%

BRAZIL — 0.43%
Banco Bradesco SA	378,176	2,066,186
Centrais Eletricas Brasileiras SA Class B	83,700	205,349
Cia. Brasileira de Distribuicao	27,900	368,308

Security	Shares	Value

Cia. Energetica de Minas Gerais	128,000	$238,440
Cia. Paranaense de Energia Class B	38,800	328,074
Gerdau SA	111,600	157,660
Itau Unibanco Holding SA	437,443	3,012,531
Itausa — Investimentos Itau SA	503,050	942,323
Lojas Americanas SA	64,350	279,757
Petroleo Brasileiro SA	502,200	1,007,366
Telefonica Brasil SA	34,000	353,388
Usinas Siderurgicas de Minas Gerais SA Class A	83,700	60,538
Vale SA	251,100	916,559

		9,936,479
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	11,505	221,649

		221,649
COLOMBIA — 0.08%
Banco Davivienda SA	51,615	425,201
Bancolombia SA	155,532	1,351,189

		1,776,390
GERMANY — 0.28%
Henkel AG & Co. KGaA	31,372	3,420,457
Porsche Automobil Holding SE	20,180	949,632
Volkswagen AG	18,229	2,200,938

		6,571,027
ITALY — 0.04%
Telecom Italia SpA RSP	780,654	882,184

		882,184
SOUTH KOREA — 0.09%
Hyundai Motor Co.	2,232	215,359
Hyundai Motor Co. Series 2	5,022	502,178
Samsung Electronics Co. Ltd.	1,395	1,462,238

		2,179,775
UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC	21,541,163	33,268

		33,268

TOTAL PREFERRED STOCKS (Cost: $33,363,798)		21,600,772

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2015

Security	Shares	Value

RIGHTS — 0.01%

SOUTH KOREA — 0.00%
Mirae Asset Securities Co. Ltd.[b]	7,666	$25,552

		25,552
SPAIN — 0.01%
Banco Santander SAb	1,891,869	104,493

		104,493

TOTAL RIGHTS (Cost: $155,856)		130,045

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	26,228,698	26,228,698
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	1,357,171	1,357,171
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	1,135,640	1,135,640

		28,721,509

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,721,509)		28,721,509

TOTAL INVESTMENTS IN SECURITIES — 100.85% (Cost: $2,486,701,026)		2,351,498,083
Other Assets, Less Liabilities — (0.85)%		(19,806,796)

NET ASSETS — 100.00%		$2,331,691,287

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

183

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.84%

AUSTRALIA — 2.20%
AMP Ltd.	20,102	$82,178
APA Group	30,130	197,765
ASX Ltd.	2,806	82,520
Australia & New Zealand Banking Group Ltd.	17,388	337,553
Brambles Ltd.	16,514	122,296
Caltex Australia Ltd.	10,074	227,119
Commonwealth Bank of Australia	10,224	559,693
Crown Resorts Ltd.	9,108	74,468
CSL Ltd.	2,622	175,450
Dexus Property Group	11,592	64,012
Goodman Group	27,738	120,123
GPT Group (The)	24,518	83,439
Iluka Resources Ltd.	31,602	144,748
Insurance Australia Group Ltd.	17,756	71,068
Lend Lease Group	6,716	62,290
Macquarie Group Ltd.	2,484	151,878
Mirvac Group	51,244	65,991
National Australia Bank Ltd.	16,194	348,341
QBE Insurance Group Ltd.	9,430	89,144
Scentre Group	40,296	119,022
Stockland	28,290	81,743
Suncorp Group Ltd.	7,268	67,980
Sydney Airport	24,932	114,731
Tatts Group Ltd.	38,088	107,609
Telstra Corp. Ltd.	34,592	133,270
Transurban Group	20,148	150,071
Wesfarmers Ltd.	6,118	172,020
Westfield Corp.	17,342	126,820
Westpac Banking Corp.	19,458	435,627
Westpac Banking Corp. New[a]	846	18,379
Woolworths Ltd.	8,418	144,800
WorleyParsons Ltd.	18,032	83,879

		4,816,027
BELGIUM — 0.49%
Ageas	2,392	106,182
Anheuser-Busch InBev SA/NV	5,520	662,817
Colruyt SA	1,932	96,113
KBC Groep NV	1,978	121,049
UCB SA	966	84,001

		1,070,162

Security	Shares	Value

BRAZIL — 0.44%
Ambev SA	27,600	$137,079
Banco do Brasil SA	27,600	114,675
BRF SA	4,600	71,926
CCR SA	18,400	58,020
Cielo SA	5,200	49,529
CPFL Energia SA	18,783	75,696
EDP — Energias do Brasil SA	18,400	53,999
Ultrapar Participacoes SA	23,000	400,921

		961,845

CANADA — 3.13%
Agnico Eagle Mines Ltd.	3,910	110,455
AltaGas Ltd.	8,832	227,896
ARC Resources Ltd.	8,326	122,693
Bank of Montreal	2,668	155,061
Bank of Nova Scotia (The)	6,026	283,211
BCE Inc.	1,012	43,718
Brookfield Asset Management Inc. Class A	3,726	130,090
Cameco Corp.	19,596	277,386
Canadian Imperial Bank of Commerce/Canada	2,070	158,658
Canadian National Railway Co.	3,864	235,883
Canadian Pacific Railway Ltd.	782	109,827
Enbridge Inc.	14,858	634,703
Fairfax Financial Holdings Ltd.	138	67,918
Fortis Inc./Canada	9,844	284,783
Franco-Nevada Corp.	2,852	144,567
George Weston Ltd.	920	77,434
Goldcorp Inc.	11,730	149,993
Inter Pipeline Ltd.	18,032	337,665
Keyera Corp.	5,796	178,751
Loblaw Companies Ltd.	1,472	77,518
Magna International Inc. Class A	1,840	96,982
Manulife Financial Corp.	8,786	145,588
Pembina Pipeline Corp.	7,820	196,464
PrairieSky Royalty Ltd.	12,604	247,870
Rogers Communications Inc. Class B	2,024	80,490
Royal Bank of Canada	8,234	470,559
Silver Wheaton Corp.	8,096	109,960
Sun Life Financial Inc.	1,886	63,571
Thomson Reuters Corp.	1,472	60,394
Toronto-Dominion Bank (The)	9,062	371,803
TransCanada Corp.	13,064	439,344

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

Valeant Pharmaceuticals International Inc.[a,b]	1,932	$180,213
Veresen Inc.	24,472	212,857
Vermilion Energy Inc.	7,498	263,678
Yamana Gold Inc.	50,830	111,112

		6,859,095

CHILE — 0.11%
Aguas Andinas SA Series A	268,640	141,414
SACI Falabella	13,846	92,925

		234,339

CHINA — 2.28%
Agricultural Bank of China Ltd. Class H	414,000	169,871
Bank of China Ltd. Class H	828,000	392,093
Bank of Communications Co. Ltd. Class H	230,000	170,346
Beijing Enterprises Water Group Ltd.[b]	184,000	146,961
China CITIC Bank Corp. Ltd. Class Ha	184,000	119,420
China Construction Bank Corp. Class H	644,000	467,829
China Life Insurance Co. Ltd. Class H	46,000	166,488
China Merchants Bank Co. Ltd. Class H	69,000	181,178
China Minsheng Banking Corp. Ltd. Class H	92,000	92,711
China Mobile Ltd.	46,000	550,806
China Overseas Land & Investment Ltd.[b]	92,000	299,145
China Telecom Corp. Ltd. Class H	184,000	96,628
China Unicom Hong Kong Ltd.	92,000	113,604
Guangdong Investment Ltd.	184,000	259,733
Industrial & Commercial Bank of China Ltd. Class H	644,000	411,324
Kunlun Energy Co. Ltd.	184,000	150,522
Lenovo Group Ltd.[b]	184,000	171,889
Ping An Insurance Group Co. of China Ltd. Class H	46,000	259,081
Tencent Holdings Ltd.	36,800	696,105
Want Want China Holdings Ltd.[b]	92,000	76,685

		4,992,419

Security	Shares	Value

COLOMBIA — 0.07%
Interconexion Electrica SA ESP	61,548	$147,724

		147,724

DENMARK — 0.62%
Carlsberg A/S Class B	1,058	87,133
Coloplast A/S Class B	598	43,102
Danske Bank A/S	4,876	134,698
Novo Nordisk A/S Class B	11,500	613,735
Novozymes A/S Class B	3,358	156,430
Pandora A/S	1,012	117,296
TDC A/S	6,578	34,638
Vestas Wind Systems A/S	2,898	169,685

		1,356,717

EGYPT — 0.02%
Talaat Moustafa Group	47,250	39,953

		39,953

FINLAND — 0.38%
Elisa OYJ	2,438	92,321
Kone OYJ Class B	3,910	167,843
Nokia OYJ	42,872	320,618
Sampo OYJ Class A	3,358	164,995
Wartsila OYJ Abp	2,070	88,858

		834,635

FRANCE — 3.41%
Aeroports de Paris	828	104,590
Airbus Group SE	4,278	299,420
Alstom SAa	1,978	64,807
AXA SA	16,054	431,381
BNP Paribas SA	8,004	488,588
Bollore SA	15,318	76,178
Cap Gemini SA	1,610	144,111
Carrefour SA	3,634	119,104
Christian Dior SE	506	100,108
CNP Assurances	3,450	49,505
Credit Agricole SA	11,086	141,076
Danone SA	4,324	302,878
Essilor International SA	1,472	194,475
Fonciere des Regions	925	87,619
Gecina SA	598	76,892
Kering	644	119,906
L’Oreal SA	2,024	371,257

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

Legrand SA	3,082	$170,022
LVMH Moet Hennessy Louis Vuitton SE	1,886	353,340
Natixis SA	11,638	71,736
Orange SA	13,248	234,663
Pernod Ricard SA	2,070	245,126
Publicis Groupe SA	1,886	123,044
Renault SA	1,748	165,539
Rexel SA	5,428	74,531
Safran SA	2,622	200,170
Sanofi	7,820	793,434
Schneider Electric SE	4,876	296,676
SCOR SE	2,484	92,938
SES SA	2,944	87,432
Societe Generale SA	5,796	270,892
Sodexo SA	1,058	94,631
Technip SA	1,564	82,073
Thales SA	1,794	130,656
Unibail-Rodamco SE	874	245,324
Vinci SA	4,324	293,182
Vivendi SA	8,740	211,582
Zodiac Aerospace	2,714	68,954

		7,477,840

GERMANY — 2.97%
adidas AG	1,840	165,755
Allianz SE Registered	3,680	647,776
BASF SE	4,002	329,483
Bayer AG Registered	4,784	641,292
Bayerische Motoren Werke AG	1,932	199,247
Beiersdorf AG	1,288	122,972
Brenntag AG	2,208	134,027
Commerzbank AGa	7,498	82,909
Continental AG	736	177,808
Daimler AG Registered	6,302	549,750
Deutsche Bank AG Registered	11,684	328,734
Deutsche Boerse AG	1,794	165,971
Deutsche Post AG Registered	5,750	171,941
Deutsche Telekom AG Registered	18,538	348,228
Deutsche Wohnen AG Bearer	5,658	160,347
Fresenius Medical Care AG & Co. KGaA	1,472	133,157
Fresenius SE & Co. KGaA	2,668	196,726
GEA Group AG	2,024	81,529

Security	Shares	Value

Hannover Rueck SE	1,104	$128,295
Henkel AG & Co. KGaA	1,058	98,184
Infineon Technologies AG	10,258	126,856
MAN SE	138	14,458
Merck KGaA	1,380	135,414
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,472	295,127
SAP SE	6,578	522,308
Siemens AG Registered	5,612	567,236

		6,525,530

HONG KONG — 1.12%
AIA Group Ltd.	64,400	378,916
BOC Hong Kong Holdings Ltd.	23,000	73,896
Cheung Kong Infrastructure Holdings Ltd.	46,000	428,240
Henderson Land Development Co. Ltd.	49,300	315,834
Hong Kong & China Gas Co. Ltd.	147,900	300,376
Link REIT	23,000	137,850
MTR Corp. Ltd.	46,000	208,926
New World Development Co. Ltd.	46,000	49,323
Sands China Ltd.[b]	18,400	66,833
Wharf Holdings Ltd. (The)[b]	46,000	275,106
Wheelock & Co. Ltd.	46,000	215,159

		2,450,459

INDIA — 0.64%
Dr. Reddy’s Laboratories Ltd. ADR	2,208	143,056
ICICI Bank Ltd. ADR	16,238	139,972
Infosys Ltd. ADR	18,584	337,485
Larsen & Toubro Ltd. GDR[c]	13,294	284,492
Mahindra & Mahindra Ltd. GDR	10,166	184,005
State Bank of India GDR[c]	4,738	171,752
Wipro Ltd. ADR	12,466	154,329

		1,415,091

INDONESIA — 0.21%
Astra International Tbk PT	322,000	138,798
Bank Central Asia Tbk PT	101,200	95,377
Bank Mandiri Persero Tbk PT	82,800	52,629
Bank Rakyat Indonesia Persero Tbk PT	105,800	81,355
Telekomunikasi Indonesia Persero Tbk PT	487,600	95,472

		463,631

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

IRELAND — 0.44%
Bank of Ireland[a]	192,694	$72,160
Endo International PLC[a]	966	57,950
Medtronic PLC	10,422	770,394
Pentair PLC	1,288	72,025

		972,529

ISRAEL — 0.22%
Bank Hapoalim BM	25,208	131,511
Teva Pharmaceutical Industries Ltd.	5,888	361,450

		492,961

ITALY — 0.74%
Assicurazioni Generali SpA	10,856	206,744
Atlantia SpA	7,130	198,479
CNH Industrial NV	10,764	73,126
Enel Green Power SpA	98,256	208,937
Intesa Sanpaolo SpA	66,194	231,648
Luxottica Group SpA	1,426	100,421
Snam SpA	39,376	204,869
Tenaris SA	4,646	58,610
Terna Rete Elettrica Nazionale SpA	27,232	139,219
UniCredit SpA	31,510	204,668

		1,626,721

JAPAN — 7.87%
Asahi Group Holdings Ltd.	4,600	142,832
Astellas Pharma Inc.	23,000	336,399
Bank of Yokohama Ltd. (The)	46,000	289,437
Bridgestone Corp.	4,600	170,620
Canon Inc.	13,800	416,259
Chugai Pharmaceutical Co. Ltd.	4,600	149,045
Dai-ichi Life Insurance Co. Ltd. (The)	9,200	161,243
Daiichi Sankyo Co. Ltd.	9,200	181,789
Daiwa House Industry Co. Ltd.	9,200	243,656
Denso Corp.	4,600	215,829
Dentsu Inc.	4,600	261,115
East Japan Railway Co.	4,600	441,036
Eisai Co. Ltd.	4,600	290,009
Fuji Heavy Industries Ltd.	4,600	180,226
FUJIFILM Holdings Corp.	4,600	184,953
Honda Motor Co. Ltd.	13,800	462,459
Hoya Corp.	4,600	191,700
Isuzu Motors Ltd.	9,200	108,372

Security	Shares	Value

ITOCHU Corp.	32,200	$406,653
Japan Tobacco Inc.	9,200	321,037
Kao Corp.	4,600	237,824
KDDI Corp.	13,800	336,895
Kirin Holdings Co. Ltd.	9,200	131,205
Komatsu Ltd.	9,200	152,628
Kyocera Corp.	4,600	209,768
Marubeni Corp.	46,000	267,747
Mazda Motor Corp.	4,600	91,657
Mitsubishi Corp.	18,400	337,352
Mitsubishi Heavy Industries Ltd.	46,000	234,088
Mitsubishi UFJ Financial Group Inc.	101,200	663,010
Mitsui & Co. Ltd.	18,400	234,889
Mizuho Financial Group Inc.	216,200	448,435
MS&AD Insurance Group Holdings Inc.	9,200	273,846
Nippon Telegraph & Telephone Corp.	9,200	342,003
Nissan Motor Co. Ltd.	27,600	289,666
Nomura Holdings Inc.	46,000	291,838
NTT DOCOMO Inc.	23,000	449,327
Olympus Corp.	4,600	156,478
ORIX Corp.	13,800	203,727
Otsuka Holdings Co. Ltd.	4,600	154,153
Panasonic Corp.	13,800	164,102
Rakuten Inc.	9,200	128,651
Resona Holdings Inc.	36,800	196,267
Secom Co. Ltd.	4,600	309,411
Sekisui House Ltd.	9,200	154,343
Seven & I Holdings Co. Ltd.	9,200	420,147
Shin-Etsu Chemical Co. Ltd.	4,600	275,752
Shionogi & Co. Ltd.	4,600	190,252
SoftBank Group Corp.	4,600	259,094
Sony Corp.	9,200	265,308
Sumitomo Corp.	27,600	304,303
Sumitomo Mitsui Financial Group Inc.	9,200	370,516
Sumitomo Mitsui Trust Holdings Inc.	46,000	178,282
Suntory Beverage & Food Ltd.	4,600	187,164
Suzuki Motor Corp.	4,600	152,094
T&D Holdings Inc.	9,200	122,133
Takeda Pharmaceutical Co. Ltd.	4,600	226,045
Toho Gas Co. Ltd.	46,000	283,605
Tokio Marine Holdings Inc.	9,200	357,708
Tokyu Corp.	46,000	375,471
Toyota Industries Corp.	4,600	244,342

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

Toyota Motor Corp.	18,400	$1,138,841
Toyota Tsusho Corp.	4,600	106,123
Unicharm Corp.	4,600	98,919
Yamato Holdings Co. Ltd.	4,600	91,123

		17,261,201

MALAYSIA — 0.39%
Bumi Armada Bhd[a]	262,200	59,202
CIMB Group Holdings Bhd	46,000	49,362
Genting Bhd	36,800	63,560
Genting Malaysia Bhd	64,400	64,460
Malayan Banking Bhd	18,400	35,378
Petronas Chemicals Group Bhd	59,800	88,392
Petronas Dagangan Bhd	18,400	96,369
Petronas Gas Bhd	32,200	172,243
PPB Group Bhd	18,400	66,216
Public Bank Bhd	13,800	58,078
Sapurakencana Petroleum Bhd	188,600	92,632

		845,892

MEXICO — 0.47%
America Movil SAB de CV	230,000	205,249
Fibra Uno Administracion SA de CV	18,400	40,387
Fomento Economico Mexicano SAB de CV	13,800	136,232
Grupo Financiero Banorte SAB de CV	18,400	99,020
Grupo Mexico SAB de CV Series B	87,400	212,779
Grupo Televisa SAB	18,400	106,991
OHL Mexico SAB de CVa,b	78,200	102,808
Wal-Mart de Mexico SAB de CV	46,000	121,284

		1,024,750

NETHERLANDS — 1.13%
Aegon NV	15,824	97,958
ASML Holding NV	2,714	253,663
Delta Lloyd NV	6,624	52,538
Heineken NV	1,932	177,393
ING Groep NV CVA	31,372	458,660
Koninklijke Ahold NV	4,922	100,695
Koninklijke KPN NV	24,472	90,290
Koninklijke Philips NV	8,004	217,415
Koninklijke Vopak NV	4,968	200,720
Mylan NVa	2,576	113,576
RELX NV	8,418	144,599
Unilever NV CVA	10,626	482,667
Wolters Kluwer NV	2,668	90,759

		2,480,933

Security	Shares	Value

NEW ZEALAND — 0.03%
Auckland International Airport Ltd.	21,390	$76,125

		76,125

NORWAY — 0.26%
DNB ASA	9,062	115,875
Orkla ASA	12,236	104,475
Seadrill Ltd.[b]	17,572	110,477
Subsea 7 SAa	17,434	136,496
Telenor ASA	5,980	113,285

		580,608

PERU — 0.03%
Credicorp Ltd.	644	72,888

		72,888

PHILIPPINES — 0.10%
Aboitiz Power Corp.	165,600	148,552
Philippine Long Distance Telephone Co.	1,610	75,651

		224,203

POLAND — 0.19%
Bank Pekao SA	1,840	71,768
KGHM Polska Miedz SA	8,142	189,930
Powszechna Kasa Oszczednosci Bank Polski SAa	11,408	84,816
Powszechny Zaklad Ubezpieczen SA	828	80,766

		427,280

QATAR — 0.07%
Qatar National Bank SAQ	3,174	159,125

		159,125

RUSSIA — 0.25%
Magnit PJSC GDR[c]	5,612	255,458
MegaFon PJSC GDR[c]	11,730	151,904
Mobile TeleSystems PJSC ADR	20,608	144,874

		552,236

SINGAPORE — 0.47%
Ascendas REIT[b]	92,000	157,001
Global Logistic Properties Ltd.[b]	46,000	73,574
Keppel Corp. Ltd.[b]	46,000	232,545
Singapore Telecommunications Ltd.[b]	92,000	261,449
UOL Group Ltd.[b]	46,000	215,466
Yangzijiang Shipbuilding Holdings Ltd.	92,000	82,114

		1,022,149

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

SOUTH AFRICA — 0.70%
Aspen Pharmacare Holdings Ltd.	4,278	$96,305
Barclays Africa Group Ltd.	4,692	60,355
Bidvest Group Ltd. (The)	3,772	96,713
FirstRand Ltd.	40,388	148,574
Growthpoint Properties Ltd.	51,014	93,739
MTN Group Ltd.	12,742	145,632
Naspers Ltd. Class N	2,852	418,711
Nedbank Group Ltd.	4,278	71,417
RMB Holdings Ltd.	19,826	96,900
Sanlam Ltd.	14,490	65,593
Standard Bank Group Ltd.	13,708	142,902
Steinhoff International Holdings Ltd.	16,882	103,579

		1,540,420

SOUTH KOREA — 1.37%
AmorePacific Corp.	460	152,318
E-MART Inc.	92	17,148
Hana Financial Group Inc.	2,668	65,059
Hanwha Corp.	2,254	74,240
Hyundai Mobis Co. Ltd.	552	116,205
Hyundai Motor Co.	874	119,595
Industrial Bank of Korea	7,820	96,031
Kangwon Land Inc.	3,726	138,248
Kia Motors Corp.	2,484	121,580
Korea Electric Power Corp.	3,796	171,146
Korea Gas Corp.	2,346	87,662
Korea Zinc Co. Ltd.	368	153,004
KT&G Corp.	1,196	119,595
NAVER Corp.	159	83,681
Samsung C&T Corp.[a]	736	100,066
Samsung Electronics Co. Ltd.	672	808,722
Samsung Fire & Marine Insurance Co. Ltd.	506	141,807
Samsung Life Insurance Co. Ltd.	1,150	109,951
Samsung SDS Co. Ltd.	426	95,846
SK Holdings Co. Ltd.	368	86,186
SK Hynix Inc.	2,502	67,375
SK Telecom Co. Ltd.	368	77,793

		3,003,258

SPAIN — 1.12%
Abertis Infraestructuras SAb	10,181	169,934
Amadeus IT Holding SA Class A	4,324	185,137

Security	Shares	Value

Banco Bilbao Vizcaya Argentaria SA	50,048	$433,438
Banco Bilbao Vizcaya Argentaria SA New[a]	544	4,711
Banco de Sabadell SA	37,372	72,617
Banco Popular Espanol SA	15,678	60,027
Banco Santander SA	101,411	571,321
CaixaBank SA	23,794	91,784
Industria de Diseno Textil SA	8,372	315,407
Mapfre SA	26,772	79,997
Telefonica SA	36,259	481,844

		2,466,217

SWEDEN — 1.05%
Assa Abloy AB	6,624	132,621
Atlas Copco AB Class A	5,382	141,349
Atlas Copco AB Class B	3,312	80,743
Boliden AB	18,860	363,387
Hennes & Mauritz AB Class B	5,106	199,827
Investor AB Class B	3,358	125,525
Lundin Petroleum ABa	22,448	326,504
Nordea Bank AB	19,320	215,022
Sandvik AB	7,912	74,452
Skandinaviska Enskilda Banken AB Class A	8,602	91,076
Svenska Handelsbanken AB Class A	7,176	98,205
Swedbank AB Class A	3,818	88,177
Telefonaktiebolaget LM Ericsson Class B	18,538	181,975
TeliaSonera AB	9,200	47,382
Volvo AB Class B	13,064	136,549

		2,302,794

SWITZERLAND — 3.21%
ABB Ltd. Registered	14,720	278,646
Adecco SA Registered	1,472	109,905
Cie. Financiere Richemont SA Class A Registered	3,450	296,789
Credit Suisse Group AG Registered	11,638	291,378
EMS-Chemie Holding AG Registered	276	117,176
Geberit AG Registered	322	104,301
Givaudan SA Registered	138	247,791
Kuehne + Nagel International AG Registered	644	89,569
Nestle SA Registered	19,550	1,499,346
Novartis AG Registered	14,122	1,287,204

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

Roche Holding AG	4,186	$1,139,339
Swatch Group AG (The) Bearer	322	126,383
Swiss Life Holding AG Registered	368	88,141
Swiss Re AG	2,806	261,599
Swisscom AG Registered	46	23,799
Syngenta AG Registered	1,012	341,662
UBS Group AG	24,242	486,439
Zurich Insurance Group AG	920	243,871

		7,033,338

TAIWAN — 1.22%
Cathay Financial Holding Co. Ltd.	138,000	197,243
Chunghwa Telecom Co. Ltd.	46,000	141,273
Delta Electronics Inc.	46,000	235,218
Formosa Petrochemical Corp.	138,000	336,248
Formosa Plastics Corp.	92,000	213,963
Fubon Financial Holding Co. Ltd.	138,000	224,024
Hon Hai Precision Industry Co. Ltd.	96,500	257,424
Mega Financial Holding Co. Ltd.	92,000	67,165
Quanta Computer Inc.	46,000	78,642
Taiwan Mobile Co. Ltd.	46,000	145,240
Taiwan Semiconductor Manufacturing Co. Ltd.	184,000	773,669

		2,670,109

THAILAND — 0.15%
Advanced Info Service PCL NVDR[b]	13,800	90,403
Airports of Thailand PCL NVDR	13,800	115,623
Siam Commercial Bank PCL (The) NVDR[b]	32,200	120,860

		326,886

TURKEY — 0.08%
Turkiye Garanti Bankasi AS	65,228	169,589

		169,589

UNITED KINGDOM — 7.11%
3i Group PLC	13,110	101,438
Amec Foster Wheeler PLC	13,938	153,049
Antofagasta PLC	36,064	293,246
ARM Holdings PLC	13,340	211,173
Associated British Foods PLC	2,392	127,635
AstraZeneca PLC	8,326	533,699
Aviva PLC	30,271	227,207
BAE Systems PLC	27,600	187,680

Security	Shares	Value

Barclays PLC	112,700	$403,805
British American Tobacco PLC	13,294	792,403
British Land Co. PLC (The)	9,614	129,251
BT Group PLC	53,728	385,845
Bunzl PLC	5,014	143,954
Burberry Group PLC	3,864	79,249
Capita PLC	7,130	140,397
Cobham PLC	16,560	70,971
Compass Group PLC	13,064	225,770
Croda International PLC	2,898	129,705
Diageo PLC	19,228	557,834
Direct Line Insurance Group PLC	14,799	90,142
Experian PLC	8,602	147,197
Fresnillo PLC	6,164	69,494
GlaxoSmithKline PLC	30,268	656,780
Hammerson PLC	11,316	111,237
HSBC Holdings PLC	117,898	924,246
IMI PLC	6,486	95,462
Imperial Tobacco Group PLC	8,004	432,524
Intertek Group PLC	1,932	78,324
Intu Properties PLC	13,708	73,272
Investec PLC	9,200	77,010
ITV PLC	36,478	142,194
Johnson Matthey PLC	3,680	146,916
Kingfisher PLC	20,792	113,384
Land Securities Group PLC	6,532	135,079
Legal & General Group PLC	40,342	162,988
Lloyds Banking Group PLC	373,796	425,636
London Stock Exchange Group PLC	2,392	94,017
Marks & Spencer Group PLC	10,994	87,103
Meggitt PLC	15,226	83,149
Melrose Industries PLC	16,903	69,491
National Grid PLC	33,074	472,383
Next PLC	1,242	153,451
Nielsen Holdings PLC	2,852	135,498
Old Mutual PLC	26,542	87,025
Pearson PLC	6,992	93,029
Persimmon PLC	3,128	96,328
Petrofac Ltd.	5,566	72,465
Prudential PLC	15,732	369,064
Randgold Resources Ltd.	2,116	142,744
Reckitt Benckiser Group PLC	4,646	455,200
RELX PLC	9,936	178,311
Rolls-Royce Holdings PLC	14,582	154,828

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

Royal Bank of Scotland Group PLC[a]	16,698	$81,904
Royal Mail PLC	8,740	60,107
SABMiller PLC	7,176	442,750
SEGRO PLC	9,384	65,188
Severn Trent PLC	5,566	192,811
Shire PLC	4,186	318,394
Sky PLC	8,740	147,939
Smith & Nephew PLC	8,372	143,520
Smiths Group PLC	5,980	88,846
Standard Chartered PLC	20,010	222,937
Standard Life PLC	12,631	82,106
Tesco PLC[a]	56,282	159,328
Travis Perkins PLC	3,542	104,810
Unilever PLC	8,832	394,609
United Utilities Group PLC	20,378	311,098
Vodafone Group PLC	179,814	594,982
Weir Group PLC (The)	4,876	80,350
Whitbread PLC	1,886	144,646
William Hill PLC	10,856	53,165
Wolseley PLC	2,392	141,008
WPP PLC	11,040	248,591

		15,599,371

UNITED STATES — 52.08%
3M Co.	3,726	585,764
Abbott Laboratories	9,292	416,282
AbbVie Inc.	9,660	575,253
Accenture PLC Class A	3,956	424,083
ACE Ltd.	2,346	266,365
Activision Blizzard Inc.	3,956	137,511
Adobe Systems Inc.[a]	3,082	273,250
ADT Corp. (The)	1,702	56,234
Advance Auto Parts Inc.	460	91,278
Aetna Inc.	2,484	285,114
Affiliated Managers Group Inc.[a]	368	66,336
Aflac Inc.	3,128	199,410
AGCO Corp.	1,886	91,264
Agilent Technologies Inc.	2,070	78,163
Akamai Technologies Inc.[a]	1,288	78,336
Alexion Pharmaceuticals Inc.[a]	1,610	283,360
Alleghany Corp.[a]	138	68,485
Allergan PLC[a]	2,452	756,368
Alliance Data Systems Corp.[a]	322	95,734
Allstate Corp. (The)	3,450	213,486

Security	Shares	Value

Alphabet Inc. Class Aa	1,886	$1,390,718
Alphabet Inc. Class Ca	1,840	1,307,890
Altera Corp.	3,266	171,628
Altria Group Inc.	14,904	901,245
Amazon.com Inc.[a]	2,346	1,468,361
American Capital Agency Corp.	5,198	92,680
American Express Co.	6,118	448,205
American International Group Inc.	9,706	612,060
American Tower Corp.	2,346	239,832
American Water Works Co. Inc.	8,050	461,748
Ameriprise Financial Inc.	1,472	169,810
AmerisourceBergen Corp.	1,564	150,942
AMETEK Inc.	3,128	171,477
Amgen Inc.	4,692	742,181
Amphenol Corp. Class A	1,794	97,271
Analog Devices Inc.	3,174	190,821
Annaly Capital Management Inc.	11,822	117,629
Anthem Inc.	2,070	288,040
Aon PLC	1,564	145,937
Apple Inc.	35,558	4,249,181
Applied Materials Inc.	13,202	221,398
Ashland Inc.	736	80,754
Assurant Inc.	1,150	93,759
AT&T Inc.	38,001	1,273,413
Autodesk Inc.[a]	2,852	157,402
Autoliv Inc.[b]	598	72,502
Automatic Data Processing Inc.	3,266	284,109
AutoZone Inc.[a]	230	180,414
Avago Technologies Ltd.	2,208	271,871
AvalonBay Communities Inc.	690	120,633
Avnet Inc.	1,748	79,412
Axis Capital Holdings Ltd.	1,380	74,520
B/E Aerospace Inc.	1,380	64,791
Baker Hughes Inc.	5,428	285,947
Bank of America Corp.	66,102	1,109,192
Bank of New York Mellon Corp. (The)	10,442	434,909
Baxter International Inc.	3,496	130,715
BB&T Corp.	4,922	182,852
Becton Dickinson and Co.	1,484	211,500
Berkshire Hathaway Inc. Class Ba	5,934	807,143
Best Buy Co. Inc.	1,886	66,067
Biogen Inc.[a]	1,426	414,267
BioMarin Pharmaceutical Inc.[a]	966	113,061
BlackRock Inc.[d]	920	323,812

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

Boeing Co. (The)	4,600	$681,122
BorgWarner Inc.	1,518	65,001
Boston Properties Inc.	1,058	133,149
Boston Scientific Corp.[a]	9,844	179,948
Bristol-Myers Squibb Co.	9,890	652,245
Broadcom Corp. Class A	4,738	243,533
Brown-Forman Corp. Class B	1,472	156,297
CA Inc.	3,772	104,522
Cameron International Corp.[a]	3,358	228,378
Campbell Soup Co.	1,288	65,418
Capital One Financial Corp.	4,646	366,569
Cardinal Health Inc.	2,438	200,404
Caterpillar Inc.	4,232	308,894
CBRE Group Inc. Class Aa	2,622	97,748
CBS Corp. Class B NVS	3,864	179,753
Celanese Corp. Series A	2,300	163,415
Celgene Corp.[a]	5,060	620,913
CenturyLink Inc.	2,392	67,478
Cerner Corp.[a]	1,886	125,023
Charles Schwab Corp. (The)	7,820	238,666
Charter Communications Inc. Class Aa	506	96,616
Cheniere Energy Inc.[a]	5,060	250,571
Chipotle Mexican Grill Inc.[a]	138	88,352
Chubb Corp. (The)	2,024	261,804
Cigna Corp.	2,116	283,629
Cimarex Energy Co.	828	97,754
Cintas Corp.	1,242	115,618
Cisco Systems Inc.	32,752	944,895
CIT Group Inc.	1,242	53,406
Citigroup Inc.	19,780	1,051,703
Citrix Systems Inc.[a]	1,334	109,521
CME Group Inc./IL	2,346	221,627
Coach Inc.	2,898	90,418
Cobalt International Energy Inc.[a]	32,982	252,972
Coca-Cola Co. (The)	25,116	1,063,663
Coca-Cola Enterprises Inc.	3,036	155,868
Cognizant Technology Solutions Corp. Class Aa	4,232	288,242
Colgate-Palmolive Co.	5,888	390,669
Comcast Corp. Class A	13,432	841,112
Comcast Corp. Class A Special NVS	3,358	210,580
Concho Resources Inc.[a]	920	106,637
Consolidated Edison Inc.	1,748	114,931
Constellation Brands Inc. Class A	1,472	198,426

Security	Shares	Value

Core Laboratories NV	736	$85,619
Corning Inc.	8,096	150,586
Costco Wholesale Corp.	3,450	545,514
CR Bard Inc.	644	120,009
Crown Castle International Corp.	1,978	169,040
CSX Corp.	2,622	70,768
Cummins Inc.	1,518	157,128
CVS Health Corp.	9,016	890,600
Danaher Corp.	5,014	467,856
DaVita HealthCare Partners Inc.[a]	1,058	82,006
Deere & Co.	2,898	226,044
Delphi Automotive PLC	1,610	133,936
Digital Realty Trust Inc.	874	64,641
Discover Financial Services	3,910	219,820
Discovery Communications Inc. Class C NVS[a]	3,864	106,337
DISH Network Corp. Class Aa	1,656	104,278
Dollar General Corp.	1,702	115,345
Dover Corp.	1,748	112,624
DR Horton Inc.	3,082	90,734
Dr Pepper Snapple Group Inc.	2,254	201,440
Eaton Corp. PLC	3,772	210,893
eBay Inc.[a]	7,544	210,478
Ecolab Inc.	4,232	509,321
Edwards Lifesciences Corp.[a]	736	115,662
EI du Pont de Nemours & Co.	3,818	242,061
Electronic Arts Inc.[a]	2,116	152,500
Eli Lilly & Co.	6,072	495,293
EMC Corp./MA	14,214	372,691
Emerson Electric Co.	5,888	278,090
Ensco PLC Class A	12,006	199,660
EOG Resources Inc.	3,358	288,284
Equifax Inc.	1,288	137,262
Equinix Inc.[b]	368	109,178
Equity Residential	2,162	167,166
Estee Lauder Companies Inc. (The) Class A	1,748	140,644
Everest Re Group Ltd.	782	139,173
Eversource Energy	6,808	346,800
Expedia Inc.	828	112,856
Expeditors International of Washington Inc.	2,714	135,130
Express Scripts Holding Co.[a]	5,566	480,791
F5 Networks Inc.[a]	782	86,176

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

Facebook Inc. Class Aa	12,236	$1,247,705
Fastenal Co.	2,346	91,869
Fidelity National Information Services Inc.	2,162	157,653
Fifth Third Bancorp	6,578	125,311
Fiserv Inc.[a]	2,162	208,655
FleetCor Technologies Inc.[a]	552	79,963
Flowserve Corp.	3,358	155,677
Fluor Corp.	5,244	250,716
FMC Technologies Inc.[a]	5,060	171,180
Ford Motor Co.	20,286	300,436
Franklin Resources Inc.	2,898	118,122
Gap Inc. (The)	1,656	45,076
Garmin Ltd.	1,242	44,054
General Dynamics Corp.	2,576	382,742
General Electric Co.	63,756	1,843,824
General Growth Properties Inc.	2,622	75,907
General Mills Inc.	5,290	307,402
General Motors Co.	6,210	216,791
Gilead Sciences Inc.	9,614	1,039,562
Goldman Sachs Group Inc. (The)	3,312	621,000
H&R Block Inc.	2,254	83,984
Halliburton Co.	7,958	305,428
Harley-Davidson Inc.	1,334	65,966
Hartford Financial Services Group Inc. (The)	4,232	195,772
Hasbro Inc.	1,150	88,354
HCA Holdings Inc.[a]	1,334	91,766
HCP Inc.	3,588	133,474
Helmerich & Payne Inc.	2,162	121,656
Henry Schein Inc.[a]	644	97,701
Hershey Co. (The)	1,518	134,631
Hertz Global Holdings Inc.[a]	11,086	216,177
Hewlett-Packard Co.	12,466	336,083
HollyFrontier Corp.	3,404	166,694
Home Depot Inc. (The)	8,280	1,023,739
Honeywell International Inc.	4,554	470,337
Host Hotels & Resorts Inc.	2,484	43,048
Humana Inc.	966	172,557
IHS Inc. Class Aa	644	76,984
Illinois Tool Works Inc.	3,634	334,110
Illumina Inc.[a]	782	112,045
Ingersoll-Rand PLC	2,300	136,298
Intel Corp.	31,234	1,057,583

Security	Shares	Value

Intercontinental Exchange Inc.	828	$208,987
International Business Machines Corp.	6,118	857,009
International Flavors & Fragrances Inc.	1,656	192,195
Intuit Inc.	1,932	188,235
Intuitive Surgical Inc.[a]	230	114,218
Invesco Ltd.	3,496	115,962
Jacobs Engineering Group Inc.[a]	3,864	155,101
JM Smucker Co. (The)	1,058	124,199
Johnson & Johnson	17,204	1,738,120
Johnson Controls Inc.	2,990	135,088
JPMorgan Chase & Co.	23,690	1,522,082
Juniper Networks Inc.	3,818	119,847
Kansas City Southern	874	72,332
Kellogg Co.	2,346	165,440
KeyCorp	6,256	77,700
Kimberly-Clark Corp.	644	77,093
Kimco Realty Corp.	1,932	51,720
Kinder Morgan Inc./DE	19,872	543,499
KLA-Tencor Corp.	2,254	151,288
Kohl’s Corp.	1,150	53,038
Kraft Heinz Co. (The)	4,600	358,662
L Brands Inc.	1,472	141,283
L-3 Communications Holdings Inc.	1,288	162,803
Lam Research Corp.	1,932	147,972
Las Vegas Sands Corp.	4,278	211,804
Legg Mason Inc.	1,610	72,047
Lennar Corp. Class A	1,978	99,038
Liberty Global PLC Series Aa	1,748	77,821
Liberty Global PLC Series C NVS[a]	3,128	133,378
Liberty Interactive Corp. QVC Group Series Aa	3,358	91,908
Lincoln National Corp.	2,806	150,149
LinkedIn Corp. Class Aa	598	144,040
Lockheed Martin Corp.	2,116	465,160
Loews Corp.	3,082	112,370
Lowe’s Companies Inc.	5,336	393,957
LyondellBasell Industries NV Class A	1,610	149,585
M&T Bank Corp.	828	99,236
Macy’s Inc.	2,254	114,909
ManpowerGroup Inc.	1,150	105,547
Marathon Petroleum Corp.	4,048	209,686
Marsh & McLennan Companies Inc.	2,024	112,818
MasterCard Inc. Class A	6,302	623,835
Mattel Inc.	4,554	111,937

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

McCormick & Co. Inc./MD	1,518	$127,482
McDonald’s Corp.	6,762	759,034
McGraw Hill Financial Inc.	1,748	161,935
McKesson Corp.	1,564	279,643
Mead Johnson Nutrition Co.	1,656	135,792
Merck & Co. Inc.	17,020	930,313
MetLife Inc.	8,878	447,274
Microsoft Corp.	47,242	2,486,819
Molson Coors Brewing Co. Class B	1,518	133,736
Mondelez International Inc. Class A	11,638	537,210
Monsanto Co.	4,600	428,812
Monster Beverage Corp.[a]	1,150	156,768
Moody’s Corp.	1,288	123,854
Morgan Stanley	10,396	342,756
Mosaic Co. (The)	1,472	49,739
Motorola Solutions Inc.	1,564	109,433
Nasdaq Inc.	2,254	130,484
National Oilwell Varco Inc.	5,198	195,653
NetApp Inc.	2,438	82,892
Netflix Inc.[a]	2,576	279,187
News Corp. Class A	4,186	64,464
NIKE Inc. Class B	4,692	614,793
Norfolk Southern Corp.	1,104	88,353
Northern Trust Corp.	2,254	158,659
Northrop Grumman Corp.	2,070	388,642
NVIDIA Corp.	6,578	186,618
O’Reilly Automotive Inc.[a,b]	736	203,327
Oceaneering International Inc.	3,312	139,170
Omnicom Group Inc.	1,840	137,853
ONEOK Inc.	9,292	315,185
Oracle Corp.	22,586	877,240
PACCAR Inc.	3,450	181,642
Parker-Hannifin Corp.	1,288	134,854
PartnerRe Ltd.	690	95,910
Paychex Inc.	1,748	90,162
Pepco Holdings Inc.	2,392	63,699
PepsiCo Inc.	8,786	897,841
Perrigo Co. PLC	874	137,865
Pfizer Inc.	36,156	1,222,796
PG&E Corp.	5,796	309,506
Philip Morris International Inc.	10,718	947,471
Phillips 66	1,702	151,563
Pioneer Natural Resources Co.	2,208	302,805
PNC Financial Services Group Inc. (The)[d]	3,910	352,917

Security	Shares	Value

PPG Industries Inc.	3,036	$316,533
Precision Castparts Corp.	1,150	265,431
Priceline Group Inc. (The)[a]	322	468,265
Principal Financial Group Inc.	2,070	103,831
Procter & Gamble Co. (The)	16,744	1,278,907
Prologis Inc.	3,450	147,418
Prudential Financial Inc.	3,450	284,625
Public Storage	1,012	232,214
PulteGroup Inc.	3,358	61,552
PVH Corp.	644	58,572
QUALCOMM Inc.	10,718	636,864
Quanta Services Inc.[a,b]	5,612	112,857
Quest Diagnostics Inc.	1,012	68,765
Ralph Lauren Corp.	598	66,240
Raytheon Co.	2,622	307,823
Realty Income Corp.	1,794	88,731
Red Hat Inc.[a]	1,242	98,255
Regeneron Pharmaceuticals Inc.[a]	506	282,039
Regions Financial Corp.	12,282	114,837
RenaissanceRe Holdings Ltd.	690	75,645
Reynolds American Inc.	8,216	396,997
Robert Half International Inc.	1,334	70,248
Rockwell Automation Inc.	1,610	175,748
Rockwell Collins Inc.	1,472	127,652
Roper Technologies Inc.	1,012	188,586
Ross Stores Inc.	2,944	148,908
salesforce.com inc.[a]	3,450	268,099
SBA Communications Corp. Class Aa	690	82,124
Schlumberger Ltd.	11,776	920,412
Seagate Technology PLC	2,622	99,793
Sealed Air Corp.	1,932	94,900
Sempra Energy	828	84,795
Sensata Technologies Holding NVa	2,116	101,758
Sherwin-Williams Co. (The)	1,150	306,854
Sigma-Aldrich Corp.	2,208	308,502
Simon Property Group Inc.	1,886	379,954
Skyworks Solutions Inc.	1,886	145,675
Spectra Energy Corp.	19,419	554,801
St. Jude Medical Inc.	2,070	132,087
Stanley Black & Decker Inc.	1,610	170,628
Staples Inc.	6,302	81,863
Starbucks Corp.	10,028	627,452
State Street Corp.	3,496	241,224
Stryker Corp.	2,438	233,122

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

SunTrust Banks Inc.	4,140	$171,893
Symantec Corp.	5,336	109,922
Sysco Corp.	4,186	172,672
T Rowe Price Group Inc.	1,886	142,619
Target Corp.	2,990	230,768
TD Ameritrade Holding Corp.	1,932	66,596
TE Connectivity Ltd.	2,576	165,997
Tesla Motors Inc.[a,b]	828	171,338
Tesoro Corp.	736	78,700
Texas Instruments Inc.	6,762	383,541
Textron Inc.	2,162	91,172
Thermo Fisher Scientific Inc.	2,714	354,937
Tiffany & Co.	920	75,845
Time Warner Cable Inc.	1,886	357,208
Time Warner Inc.	5,336	402,014
TJX Companies Inc. (The)	4,968	363,608
Towers Watson & Co. Class A	644	79,573
TransDigm Group Inc.[a]	506	111,244
Travelers Companies Inc. (The)	3,128	353,120
TripAdvisor Inc.[a]	1,840	154,155
Twenty-First Century Fox Inc. Class A	6,532	200,467
Twenty-First Century Fox Inc. Class B	5,520	170,458
Twitter Inc.[a]	4,002	113,897
U.S. Bancorp	9,430	397,757
Under Armour Inc. Class Aa	1,196	113,716
Union Pacific Corp.	5,106	456,221
United Parcel Service Inc. Class B	2,944	303,291
United Rentals Inc.[a]	2,392	179,065
United Technologies Corp.	6,394	629,234
UnitedHealth Group Inc.	6,578	774,757
Unum Group	2,852	98,822
Valero Energy Corp.	1,978	130,390
Varian Medical Systems Inc.[a]	920	72,248
Verisk Analytics Inc. Class Aa	1,242	88,940
Verizon Communications Inc.	23,506	1,101,961
Vertex Pharmaceuticals Inc.[a]	1,886	235,260
VF Corp.	2,346	158,402
Visa Inc. Class A	12,512	970,681
VMware Inc. Class Aa	782	47,037
Vornado Realty Trust	920	92,506
Voya Financial Inc.	1,380	55,987
Wal-Mart Stores Inc.	9,706	555,571
Walgreens Boots Alliance Inc.	6,118	518,072
Walt Disney Co. (The)	10,728	1,220,203

Security	Shares	Value

Waters Corp.[a]	552	$70,546
Wells Fargo & Co.	30,498	1,651,162
Welltower Inc.	2,668	173,073
Western Digital Corp.	2,070	138,317
Western Union Co. (The)	4,324	83,237
Whirlpool Corp.	414	66,298
Whole Foods Market Inc.	2,714	81,311
Williams Companies Inc. (The)	11,086	437,232
WW Grainger Inc.	552	115,920
Xerox Corp.	11,270	105,825
Xilinx Inc.	2,714	129,241
XL Group PLC	3,128	119,114
Xylem Inc./NY	1,978	72,019
Yahoo! Inc.[a]	6,486	231,031
Yum! Brands Inc.	2,392	169,617
Zimmer Biomet Holdings Inc.	1,472	153,927
Zoetis Inc.	2,668	114,751

		114,235,452

TOTAL COMMON STOCKS
(Cost: $219,395,576)		216,812,502

PREFERRED STOCKS — 0.82%

BRAZIL — 0.25%
AES Tiete SA	13,800	49,618
Banco Bradesco SA	20,800	113,642
Cia. Paranaense de Energia Class B	4,600	38,895
Itau Unibanco Holding SA	20,160	138,836
Vale SA	55,200	201,490

		542,481

COLOMBIA — 0.08%
Grupo de Inversiones Suramericana SA	14,030	176,424

		176,424

GERMANY — 0.24%
Bayerische Motoren Werke AG	1,702	138,395
Henkel AG & Co. KGaA	1,426	155,476
Porsche Automobil Holding SE	1,656	77,928
Volkswagen AG	1,334	161,065

		532,864

ITALY — 0.08%
Telecom Italia SpA RSP	142,554	161,094

		161,094

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2015

Security	Shares	Value

SOUTH KOREA — 0.17%
Hyundai Motor Co.	644	$62,137
Hyundai Motor Co. Series 2	736	73,597
Samsung Electronics Co. Ltd.	230	241,086

		376,820

UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC[a]	1,351,751	2,088

		2,088

TOTAL PREFERRED STOCKS
(Cost: $2,340,903)		1,791,771

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Santander SAa	101,411	5,601

		5,601

TOTAL RIGHTS
(Cost: $5,751)		5,601

SHORT-TERM INVESTMENTS —1.48%

MONEY MARKET FUNDS — 1.48%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%[d,e,f]	2,957,971	2,957,971
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%[d,e,f]	153,056	153,056
BlackRock Cash Funds: Treasury, SL Agency Shares 0.02%[d,e]	136,257	136,257

		3,247,284

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,247,284)		3,247,284

TOTAL INVESTMENTS IN SECURITIES —101.14%
(Cost: $224,989,514)		221,857,158
Other Assets, Less Liabilities — (1.14)%		(2,490,678)

NET ASSETS — 100.00%		$219,366,480

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non-Voting Depositary Receipts
NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

196

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.82%

CHINA — 27.97%
AAC Technologies Holdings Inc.	711,000	$4,531,993
Agricultural Bank of China Ltd. Class H	19,908,000	8,168,597
Air China Ltd. Class H	1,896,000	1,832,369
Alibaba Health Information Technology Ltd.[a]	2,388,000	1,910,375
Alibaba Pictures Group Ltd.[a,b]	9,480,000	2,544,277
Aluminum Corp. of China Ltd. Class Ha,b	3,794,000	1,228,751
Anhui Conch Cement Co. Ltd. Class H	948,000	2,905,124
Anta Sports Products Ltd.	948,000	2,660,482
AviChina Industry & Technology Co. Ltd. Class H	1,908,000	1,563,309
Bank of China Ltd. Class H	70,626,000	33,444,397
Bank of Communications Co. Ltd. Class H	8,058,100	5,968,116
BBMG Corp. Class H	1,190,500	840,252
Beijing Capital International Airport Co. Ltd. Class H	948,000	1,018,934
Beijing Enterprises Holdings Ltd.	474,000	3,006,039
Beijing Enterprises Water Group Ltd.	3,802,000	3,036,655
Belle International Holdings Ltd.	4,266,000	4,150,352
Brilliance China Automotive Holdings Ltd.	2,844,000	3,955,861
Byd Co. Ltd. Class Ha,b	474,000	2,960,168
CGN Power Co. Ltd. Class Hc	7,110,000	2,954,052
China Agri-Industries Holdings Ltd.[a]	1,896,100	699,713
China Cinda Asset Management Co. Ltd. Class H	8,058,000	3,150,377
China CITIC Bank Corp. Ltd. Class Ha	7,584,200	4,922,327
China Coal Energy Co. Ltd. Class Hb	2,370,000	1,018,322
China Communications Construction Co. Ltd. Class H	3,792,000	5,245,125
China Communications Services Corp. Ltd. Class H	1,896,000	763,283
China Conch Venture Holdings Ltd.	948,000	2,165,082
China Construction Bank Corp. Class H	74,914,390	54,420,977

Security	Shares	Value

China COSCO Holdings Co. Ltd. Class Ha,b	2,975,000	$1,896,298
China Everbright Bank Co. Ltd. Class H	2,420,000	1,189,688
China Everbright International Ltd.	2,370,000	3,834,763
China Everbright Ltd.	948,000	2,243,367
China Galaxy Securities Co. Ltd. Class H	3,081,000	2,687,392
China Gas Holdings Ltd.	1,896,000	3,023,775
China Huishan Dairy Holdings Co. Ltd.[b]	5,357,000	2,039,090
China International Marine Containers Group Co. Ltd. Class H	521,883	930,623
China Jinmao Holdings Group Ltd.	2,854,000	788,062
China Life Insurance Co. Ltd. Class H	6,636,000	24,017,729
China Longyuan Power Group Corp. Ltd.	2,844,000	2,612,777
China Medical System Holdings Ltd.	948,000	1,308,835
China Mengniu Dairy Co. Ltd.	2,844,000	5,526,463
China Merchants Bank Co. Ltd. Class H	4,029,446	10,580,409
China Merchants Holdings International Co. Ltd.	948,000	3,161,998
China Minsheng Banking Corp. Ltd. Class H	5,214,100	5,254,399
China Mobile Ltd.	5,451,000	65,270,487
China National Building Material Co. Ltd. Class H	2,844,000	1,779,771
China Oilfield Services Ltd. Class H	1,896,000	2,118,600
China Overseas Land & Investment Ltd.	3,793,760	12,335,680
China Pacific Insurance Group Co. Ltd. Class H	2,370,000	9,479,878
China Petroleum & Chemical Corp. Class H	23,040,000	16,499,400
China Power International Development Ltd.	2,844,000	1,798,119
China Railway Construction Corp. Ltd. Class H	1,865,000	2,805,886

197

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2015

Security	Shares	Value

China Railway Group Ltd. Class H	3,792,000	$3,610,916
China Resources Beer Holdings Co. Ltd.	948,000	1,795,672
China Resources Cement Holdings Ltd.	1,896,000	765,729
China Resources Gas Group Ltd.	948,000	2,611,553
China Resources Land Ltd.	2,323,555	6,071,146
China Resources Power Holdings Co. Ltd.	1,896,000	4,310,592
China Shenhua Energy Co. Ltd. Class H	3,081,000	5,215,768
China Shipping Container Lines Co. Ltd. Class Ha,b	4,425,000	1,775,687
China Southern Airlines Co. Ltd. Class H	1,618,000	1,375,804
China State Construction International Holdings Ltd.	1,896,000	2,886,776
China Taiping Insurance Holdings Co. Ltd.[a]	1,470,190	4,647,637
China Telecom Corp. Ltd. Class H	12,324,000	6,472,004
China Unicom Hong Kong Ltd.	5,688,000	7,023,672
China Vanke Co. Ltd. Class H	1,222,584	2,867,908
Chongqing Changan Automobile Co. Ltd. Class B	747,563	1,384,179
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,374,000	1,497,898
CITIC Ltd.	3,732,000	6,982,362
CITIC Securities Co. Ltd. Class H	1,896,000	4,114,879
CNOOC Ltd.	16,116,000	18,070,482
COSCO Pacific Ltd.	2,380,000	3,079,220
Country Garden Holdings Co. Ltd.	4,532,838	1,731,229
CRRC Corp. Ltd. Class Ha	4,266,500	5,466,555
CSPC Pharmaceutical Group Ltd.	3,836,000	3,583,520
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	521,400	3,491,653
Datang International Power Generation Co. Ltd. Class H	2,792,000	1,033,927
Dongfeng Motor Group Co. Ltd. Class H	1,896,000	2,749,776
ENN Energy Holdings Ltd.	676,000	3,894,582

Security	Shares	Value

Evergrande Real Estate Group Ltd.[b]	4,740,000	$3,645,166
Far East Horizon Ltd.	1,422,000	1,187,125
Fosun International Ltd.	1,896,000	3,469,024
GCL-Poly Energy Holdings Ltd.[a,b]	9,481,000	1,969,576
Geely Automobile Holdings Ltd.	4,740,000	2,550,393
GF Securities Co. Ltd.[a,b]	853,200	1,695,369
Goldin Properties Holdings Ltd.[a,b]	1,092,782	941,895
GOME Electrical Appliances Holding Ltd.	11,960,160	2,206,814
Great Wall Motor Co. Ltd. Class Hb	3,054,000	3,735,683
Guangdong Investment Ltd.	2,844,000	4,014,575
Guangzhou Automobile Group Co. Ltd. Class H	1,896,855	1,669,211
Guangzhou R&F Properties Co. Ltd. Class H	948,000	944,318
Haier Electronics Group Co. Ltd.	959,000	1,861,055
Haitian International Holdings Ltd.	474,000	833,006
Haitong Securities Co. Ltd. Class H	2,844,000	4,983,358
Hanergy Thin Film Power Group Ltd.[a,b]	12,060,000	16
Hengan International Group Co. Ltd.	711,000	7,701,636
Huadian Power International Corp. Ltd. Class H	1,896,000	1,394,459
Huaneng Power International Inc. Class H	2,854,000	3,104,375
Huaneng Renewables Corp. Ltd. Class H	3,792,000	1,184,067
Huatai Securities Co. Ltd.[a,c]	758,400	1,730,108
Industrial & Commercial Bank of China Ltd. Class H	65,886,350	42,081,706
Inner Mongolia Yitai Coal Co. Ltd. Class B	995,452	836,180
Jiangsu Expressway Co. Ltd. Class H	954,000	1,294,961
Jiangxi Copper Co. Ltd. Class H	948,000	1,255,013
Kingsoft Corp. Ltd.	474,000	1,080,094
Kunlun Energy Co. Ltd.	2,844,000	2,326,545
Lenovo Group Ltd.	5,688,000	5,313,624

198

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2015

Security	Shares	Value

Longfor Properties Co. Ltd.	1,422,500	$1,912,550
Luye Pharma Group Ltd.[a]	1,185,000	1,169,695
New China Life Insurance Co. Ltd. Class H	711,000	3,137,534
New World China Land Ltd.	1,902,000	1,263,893
Nine Dragons Paper (Holdings) Ltd.	1,427,000	948,252
People’s Insurance Co. Group of China Ltd. (The) Class H	5,688,000	3,053,132
PetroChina Co. Ltd. Class H	18,960,000	14,825,305
PICC Property & Casualty Co. Ltd. Class H	3,079,876	7,033,949
Ping An Insurance Group Co. of China Ltd. Class H	4,740,000	26,696,559
Semiconductor Manufacturing International Corp.[a]	22,752,000	2,113,707
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,896,000	1,316,174
Shanghai Electric Group Co. Ltd. Class Hb	2,886,000	1,791,159
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	237,000	772,151
Shanghai Industrial Holdings Ltd.	474,000	1,253,790
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	664,200	1,539,210
Shenzhou International Group Holdings Ltd.	474,000	2,339,389
Shimao Property Holdings Ltd.	1,185,500	2,092,572
Shui On Land Ltd.	3,087,733	852,602
Sihuan Pharmaceutical Holdings Group Ltd.	4,860,000	627,089
Sino Biopharmaceutical Ltd.	1,896,000	2,370,581
Sino-Ocean Land Holdings Ltd.	3,081,000	1,800,871
Sinopec Engineering Group Co. Ltd. Class H	949,000	820,415
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	2,844,000	1,188,960
Sinopharm Group Co. Ltd. Class H	1,137,600	4,711,805
Sinotrans Ltd. Class H	1,896,000	1,037,282
SOHO China Ltd.	1,662,000	857,795
Sun Art Retail Group Ltd.[b]	2,133,000	1,750,414

Security	Shares	Value

Sunac China Holdings Ltd.	1,422,000	$877,042
Tencent Holdings Ltd.	4,597,800	86,971,456
Tingyi Cayman Islands Holding Corp.	1,896,000	3,258,632
Tsingtao Brewery Co. Ltd. Class H	280,000	1,342,176
Want Want China Holdings Ltd.	5,214,000	4,346,065
Weichai Power Co. Ltd. Class H	948,800	1,013,673
Yanzhou Coal Mining Co. Ltd. Class Hb	1,896,000	914,961
Yuexiu Property Co. Ltd.	6,288,540	1,087,295
Zhejiang Expressway Co. Ltd. Class H	954,000	1,179,252
Zhuzhou CSR Times Electric Co. Ltd. Class H	474,000	3,091,663
Zijin Mining Group Co. Ltd. Class H	5,708,000	1,539,299
ZTE Corp. Class H	694,600	1,679,566

		754,347,191

HONG KONG — 12.76%
AIA Group Ltd.	10,807,200	63,587,350
ASM Pacific Technology Ltd.[b]	237,000	1,691,088
Bank of East Asia Ltd. (The)	1,042,800	3,908,768
BOC Hong Kong Holdings Ltd.	3,318,000	10,660,275
Cathay Pacific Airways Ltd.[b]	948,000	1,888,636
Cheung Kong Infrastructure Holdings Ltd.	474,000	4,412,730
Cheung Kong Property Holdings Ltd.	2,370,132	16,667,165
CK Hutchison Holdings Ltd.	2,415,132	33,188,160
CLP Holdings Ltd.	1,659,000	14,449,168
First Pacific Co. Ltd./Hong Kong	1,897,000	1,299,734
Galaxy Entertainment Group Ltd.[b]	1,896,000	6,519,709
Hang Lung Properties Ltd.	1,896,000	4,653,091
Hang Seng Bank Ltd.	711,000	13,082,231
Henderson Land Development Co. Ltd.	948,440	6,076,057
HKT Trust & HKT Ltd.	2,370,640	2,841,672
Hong Kong & China Gas Co. Ltd.	6,184,860	12,561,089
Hong Kong Exchanges and Clearing Ltd.	998,600	26,259,620
Hysan Development Co. Ltd.[b]	474,000	2,106,979

199

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2015

Security	Shares	Value

Kerry Properties Ltd.	711,000	$2,110,037
Li & Fung Ltd.[b]	5,694,000	4,628,611
Link REIT	2,133,000	12,784,074
MGM China Holdings Ltd.	767,200	1,124,552
MTR Corp. Ltd.	1,422,000	6,458,549
New World Development Co. Ltd.	5,214,666	5,591,396
NWS Holdings Ltd.	1,422,500	2,147,488
PCCW Ltd.	3,796,000	2,057,161
Power Assets Holdings Ltd.	1,185,000	11,826,912
Sands China Ltd.[b]	2,275,200	8,264,007
Shangri-La Asia Ltd.	948,333	871,232
Sino Land Co. Ltd.[b]	2,845,200	4,412,757
SJM Holdings Ltd.[b]	1,898,000	1,584,503
Sun Hung Kai Properties Ltd.	1,539,000	20,632,263
Swire Pacific Ltd. Class A	474,000	5,504,445
Swire Properties Ltd.	1,042,800	3,141,815
Techtronic Industries Co. Ltd.	1,196,000	4,390,421
WH Group Ltd.[a,b,c]	5,688,000	3,148,543
Wharf Holdings Ltd. (The)	1,422,000	8,504,368
Wheelock & Co. Ltd.[b]	948,000	4,434,136
Wynn Macau Ltd.[b]	1,516,800	2,098,050
Yue Yuen Industrial Holdings Ltd.	711,000	2,600,850

		344,169,692

INDIA — 9.86%
ACC Ltd.	40,290	850,625
Adani Ports & Special Economic Zone Ltd.	725,530	3,289,284
Aditya Birla Nuvo Ltd.	32,709	1,033,228
Ambuja Cements Ltd.	623,379	1,974,264
Apollo Hospitals Enterprise Ltd.	73,470	1,475,977
Asian Paints Ltd.	256,908	3,265,753
Aurobindo Pharma Ltd.	235,074	3,007,271
Bajaj Auto Ltd.	77,262	3,015,577
Bharat Forge Ltd.	94,326	1,240,478
Bharat Heavy Electricals Ltd.	545,574	1,660,225
Bharat Petroleum Corp. Ltd.	155,081	2,067,351
Bharti Airtel Ltd.	1,077,876	5,757,634
Bharti Infratel Ltd.	425,652	2,533,589
Bosch Ltd.	7,119	2,228,739
Cairn India Ltd.	349,338	820,085
Cipla Ltd.	308,574	3,260,462
Coal India Ltd.	583,494	2,856,527
Container Corp. of India Ltd.	30,740	623,385
Dabur India Ltd.	429,444	1,772,783

Security	Shares	Value

Divi’s Laboratories Ltd.	79,181	$1,398,163
DLF Ltd.	220,884	393,802
Dr. Reddy’s Laboratories Ltd.	105,228	6,892,116
Eicher Motors Ltd.	10,902	2,960,107
GAIL (India) Ltd.	344,124	1,624,379
GlaxoSmithKline Consumer Healthcare Ltd.	9,620	885,122
Glenmark Pharmaceuticals Ltd.	120,396	1,826,806
Godrej Consumer Products Ltd.	111,390	2,151,261
HCL Technologies Ltd.	492,486	6,569,746
Hero Motocorp Ltd.	44,556	1,760,148
Hindalco Industries Ltd.	1,008,672	1,297,404
Hindustan Unilever Ltd.	675,586	8,277,725
Housing Development Finance Corp. Ltd.	1,335,258	25,682,440
ICICI Bank Ltd.	1,001,088	4,243,651
Idea Cellular Ltd.	968,382	2,074,734
Indiabulls Housing Finance Ltd.	262,612	2,895,785
Infosys Ltd.	1,641,936	28,530,664
ITC Ltd.	2,024,928	10,370,222
JSW Steel Ltd.	77,736	1,082,974
Larsen & Toubro Ltd.	279,286	6,029,577
LIC Housing Finance Ltd.	255,653	1,877,149
Lupin Ltd.	198,132	5,848,601
Mahindra & Mahindra Financial Services Ltd.	253,432	880,777
Mahindra & Mahindra Ltd.	333,222	6,035,681
Marico Ltd.	202,872	1,202,112
Motherson Sumi Systems Ltd.	304,988	1,147,935
Nestle India Ltd.	20,856	1,970,508
NTPC Ltd.	1,102,524	2,240,649
Oil & Natural Gas Corp. Ltd.	712,896	2,694,157
Oil India Ltd.	101,910	633,029
Piramal Enterprises Ltd.	60,672	868,089
Power Finance Corp. Ltd.	240,318	881,908
Reliance Communications Ltd.[a]	754,134	869,023
Reliance Industries Ltd.	1,154,326	16,741,216
Rural Electrification Corp. Ltd.	271,128	1,035,635
Shree Cement Ltd.[a]	7,584	1,424,305
Shriram Transport Finance Co. Ltd.	136,512	1,970,749
Siemens Ltd.	70,152	1,424,887
State Bank of India	1,357,536	4,924,691
Sun Pharmaceuticals Industries Ltd.	858,414	11,685,702

200

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2015

Security	Shares	Value

Tata Consultancy Services Ltd.	419,964	$16,036,333
Tata Motors Ltd.[a]	744,781	4,387,534
Tata Power Co. Ltd.	1,033,320	1,088,746
Tata Steel Ltd.	274,920	1,037,497
Tech Mahindra Ltd.	218,040	1,799,009
Ultratech Cement Ltd.	33,180	1,465,465
United Breweries Ltd.	62,568	898,664
United Spirits Ltd.[a]	47,874	2,304,465
UPL Ltd.	250,272	1,760,656
Vedanta Ltd.	820,494	1,255,006
Wipro Ltd.	551,122	4,831,437
Zee Entertainment Enterprises Ltd.	486,780	3,044,191

		265,945,869

INDONESIA — 2.69%
Adaro Energy Tbk PT	12,513,600	543,970
Astra Agro Lestari Tbk PT	379,200	551,312
Astra International Tbk PT	18,106,800	7,804,940
Bank Central Asia Tbk PT	10,996,800	10,364,107
Bank Danamon Indonesia Tbk PT	2,938,846	592,600
Bank Mandiri Persero Tbk PT	8,389,851	5,332,727
Bank Negara Indonesia Persero Tbk PT	6,778,215	2,354,733
Bank Rakyat Indonesia Persero Tbk PT	9,954,000	7,654,126
Bumi Serpong Damai Tbk PT	6,825,800	807,876
Charoen Pokphand Indonesia Tbk PT	6,920,400	1,264,000
Global Mediacom Tbk PT	5,782,800	367,564
Gudang Garam Tbk PT	426,600	1,338,628
Indocement Tunggal Prakarsa Tbk PT	1,327,200	1,745,359
Indofood CBP Sukses Makmur Tbk PT	911,600	879,132
Indofood Sukses Makmur Tbk PT	3,839,400	1,549,785
Jasa Marga Persero Tbk PT	1,801,200	636,917
Kalbe Farma Tbk PT	19,339,200	2,020,461
Lippo Karawaci Tbk PT	17,964,600	1,561,854
Matahari Department Store Tbk PT	1,943,400	2,353,378
Media Nusantara Citra Tbk PT	4,408,200	574,878
Perusahaan Gas Negara Persero Tbk PT	9,859,200	2,160,921

Security	Shares	Value

Semen Indonesia Persero Tbk PT	2,654,400	$1,900,502
Summarecon Agung Tbk PT	9,100,800	927,534
Surya Citra Media Tbk PT	4,408,200	942,026
Tambang Batubara Bukit Asam Persero Tbk PT	711,000	379,200
Telekomunikasi Indonesia Persero Tbk PT	45,172,200	8,844,676
Tower Bersama Infrastructure Tbk PTa	1,753,800	916,140
Unilever Indonesia Tbk PT	1,374,600	3,715,814
United Tractors Tbk PT	1,516,843	2,005,834
XL Axiata Tbk PTa	2,654,400	604,088

		72,695,082

MALAYSIA — 3.60%
AirAsia Bhd	1,090,200	375,581
Alliance Financial Group Bhd	948,000	790,000
AMMB Holdings Bhd	1,706,400	1,898,648
Astro Malaysia Holdings Bhd	1,567,500	1,043,540
Axiata Group Bhd	2,322,600	3,335,764
Berjaya Sports Toto Bhd	573,013	426,825
British American Tobacco Malaysia Bhd	142,200	2,046,277
Bumi Armada Bhd[a]	1,611,600	363,885
CIMB Group Holdings Bhd[b]	4,550,400	4,882,994
Dialog Group Bhd	3,412,862	1,271,085
DiGi.Com Bhd[b]	3,081,000	3,772,360
Felda Global Ventures Holdings Bhd[b]	1,042,900	432,114
Gamuda Bhd	1,469,400	1,539,176
Genting Bhd	1,943,400	3,356,617
Genting Malaysia Bhd	2,796,600	2,799,204
Genting Plantations Bhd	189,800	472,733
Hong Leong Bank Bhd	426,600	1,388,237
Hong Leong Financial Group Bhd	189,800	625,598
IHH Healthcare Bhd	2,275,200	3,341,832
IJM Corp. Bhd	2,654,400	2,051,352
IOI Corp. Bhd	2,749,200	2,726,162
IOI Properties Group Bhd	1,389,133	653,177
Kuala Lumpur Kepong Bhd	379,200	2,010,749
Lafarge Malaysia Bhd	331,800	702,835
Malayan Banking Bhd[b]	4,218,600	8,111,182
Malaysia Airports Holdings Bhd	616,200	760,210
Maxis Bhd[b]	1,706,400	2,617,592
MISC Bhd	1,042,900	2,192,129

201

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October 31, 2015

Security	Shares	Value

Petronas Chemicals Group Bhd	2,512,200	$3,713,331
Petronas Dagangan Bhd	237,400	1,243,366
Petronas Gas Bhd	616,200	3,296,154
PPB Group Bhd	426,600	1,535,204
Public Bank Bhd	2,275,230	9,575,456
RHB Capital Bhd	474,000	673,045
Sapurakencana Petroleum Bhd[b]	3,033,600	1,489,966
Sime Darby Bhd	2,796,600	5,442,173
Telekom Malaysia Bhd	1,043,200	1,617,251
Tenaga Nasional Bhd	3,033,600	8,939,799
UMW Holdings Bhd	521,400	997,651
Westports Holdings Bhd	900,600	901,439
YTL Corp. Bhd	3,839,400	1,349,510
YTL Power International Bhd	1,469,420	516,486

		97,278,689

PHILIPPINES — 1.64%
Aboitiz Equity Ventures Inc.	1,706,420	2,040,998
Aboitiz Power Corp.	1,374,600	1,233,088
Alliance Global Group Inc.	1,896,000	738,638
Ayala Corp.	189,608	3,158,783
Ayala Land Inc.	6,636,000	5,081,175
Bank of the Philippine Islands	720,489	1,301,866
BDO Unibank Inc.	1,412,529	3,068,223
DMCI Holdings Inc.	3,318,000	878,753
Energy Development Corp.	8,484,600	1,203,284
Globe Telecom Inc.	30,870	1,503,281
GT Capital Holdings Inc.	71,100	1,995,416
International Container Terminal Services Inc.	478,740	843,572
JG Summit Holdings Inc.	2,270,467	3,462,438
Jollibee Foods Corp.	379,200	1,668,415
Megaworld Corp.	10,902,000	1,092,063
Metro Pacific Investments Corp.	9,480,000	1,056,933
Metropolitan Bank & Trust Co.	284,401	516,623
Philippine Long Distance Telephone Co.	87,690	4,120,419
SM Investments Corp.	142,200	2,657,518
SM Prime Holdings Inc.	6,920,425	3,192,678
Universal Robina Corp.	777,360	3,330,594

		44,144,758

SINGAPORE — 5.40%
Ascendas REIT	1,896,535	3,236,500
CapitaLand Commercial Trust Ltd.	1,848,600	1,861,140

Security	Shares	Value

CapitaLand Ltd.[b]	2,279,600	$5,045,884
CapitaLand Mall Trust[b]	2,227,800	3,149,621
City Developments Ltd.[b]	379,200	2,149,838
ComfortDelGro Corp. Ltd.[b]	1,896,000	4,115,559
DBS Group Holdings Ltd.[b]	1,564,200	19,288,635
Genting Singapore PLC	5,688,600	3,310,396
Global Logistic Properties Ltd.[b]	2,844,000	4,548,775
Golden Agri-Resources Ltd.	6,162,707	1,716,141
Hutchison Port Holdings Trust[b]	5,039,871	2,797,128
Jardine Cycle & Carriage Ltd.[b]	94,866	2,209,589
Keppel Corp. Ltd.[b]	1,327,200	6,709,444
Noble Group Ltd.[b]	4,218,664	1,521,189
Oversea-Chinese Banking Corp. Ltd.	2,682,775	17,297,721
SembCorp Industries Ltd.[b]	1,042,800	2,665,637
Sembcorp Marine Ltd[b]	762,800	1,274,511
Singapore Airlines Ltd.	474,000	3,655,266
Singapore Exchange Ltd.[b]	711,000	3,746,648
Singapore Press Holdings Ltd.[b]	1,322,700	3,768,349
Singapore Technologies Engineering Ltd.[b]	1,422,000	3,360,814
Singapore Telecommunications Ltd.	7,157,400	20,340,201
StarHub Ltd.[b]	521,400	1,340,264
Suntec REIT[b]	2,144,000	2,525,955
United Overseas Bank Ltd.[b]	1,137,600	16,513,679
UOL Group Ltd.[b]	426,600	1,998,212
Wilmar International Ltd.	1,706,400	3,813,661
Yangzijiang Shipbuilding Holdings Ltd.	1,848,600	1,649,946

		145,610,703

SOUTH KOREA — 17.85%
AmorePacific Corp.	28,934	9,580,795
AmorePacific Group	24,174	3,413,898
BGF retail Co. Ltd.	7,260	1,082,584
BNK Financial Group Inc.	178,224	2,188,620
Celltrion Inc.[a,b]	55,932	3,777,697
Cheil Worldwide Inc.[a]	76,314	1,338,783
CJ CheilJedang Corp.	7,110	2,182,799
CJ Corp.	13,272	2,793,983
CJ Korea Express Co. Ltd.[a]	6,184	1,057,743
Coway Co. Ltd.	48,458	3,621,439
Daelim Industrial Co. Ltd.	25,122	1,648,284

202

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iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2015

Security	Shares	Value

Daewoo Engineering & Construction Co. Ltd.[a,b]	105,702	$603,588
Daewoo International Corp.	44,556	779,696
Daewoo Securities Co. Ltd.	161,634	1,573,736
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	99,540	605,945
DGB Financial Group Inc.	146,466	1,361,817
Dongbu Insurance Co. Ltd.	38,394	2,303,539
Dongsuh Cos. Inc.	29,916	885,632
Doosan Corp.	7,584	735,084
Doosan Heavy Industries & Construction Co. Ltd.	48,348	873,619
Doosan Infracore Co. Ltd.[a,b]	123,240	676,709
E-MART Inc.	18,960	3,534,056
GS Engineering & Construction Corp.[a]	46,452	949,372
GS Holdings Corp.	46,926	2,066,300
Hana Financial Group Inc.	258,804	6,310,908
Hankook Tire Co. Ltd.	65,886	2,528,409
Hanmi Pharm Co. Ltd.[a,b]	4,740	2,149,537
Hanmi Science Co. Ltd.[a,b]	9,972	1,150,229
Hanon Systems	35,550	1,400,110
Hanssem Co. Ltd.	8,058	1,650,404
Hanwha Chemical Corp.	99,066	1,933,440
Hanwha Corp.	43,134	1,420,711
Hanwha Life Insurance Co. Ltd.	197,184	1,468,438
Hotel Shilla Co. Ltd.	29,862	2,881,295
Hyosung Corp.	20,856	2,140,390
Hyundai Department Store Co. Ltd.	13,746	1,513,199
Hyundai Development Co. Engineering & Construction	50,244	2,029,504
Hyundai Engineering & Construction Co. Ltd.	67,308	2,042,767
Hyundai Glovis Co. Ltd.	17,064	2,941,166
Hyundai Heavy Industries Co. Ltd.[a]	38,394	3,206,095
Hyundai Marine & Fire Insurance Co. Ltd.	56,416	1,680,034
Hyundai Merchant Marine Co. Ltd.[a,b]	70,488	368,500
Hyundai Mobis Co. Ltd.	60,672	12,772,492
Hyundai Motor Co.	138,408	18,939,211
Hyundai Steel Co.	68,730	3,140,944
Hyundai Wia Corp.	15,152	1,774,301
Industrial Bank of Korea	244,110	2,997,711

Security	Shares	Value

Kakao Corp.[b]	24,648	$2,456,044
Kangwon Land Inc.	104,930	3,893,285
KB Financial Group Inc.	351,234	11,137,327
KCC Corp.	5,214	1,868,268
KEPCO Plant Service & Engineering Co. Ltd.	19,578	1,785,985
Kia Motors Corp.	237,474	11,623,218
Korea Aerospace Industries Ltd.	39,342	3,105,811
Korea Electric Power Corp.	230,364	10,386,132
Korea Gas Corp.	24,648	921,016
Korea Investment Holdings Co. Ltd.	35,076	1,876,791
Korea Zinc Co. Ltd.	7,584	3,153,209
Korean Air Lines Co. Ltd.[a]	31,284	846,552
KT Corp.[a]	29,219	757,354
KT&G Corp.	98,184	9,817,969
Kumho Petrochemical Co. Ltd.	13,272	675,212
LG Chem Ltd.	41,238	11,014,404
LG Corp.	86,742	5,021,685
LG Display Co. Ltd.	213,300	4,041,296
LG Electronics Inc.	97,644	4,205,360
LG Household & Health Care Ltd.	8,080	6,711,776
LG Innotek Co. Ltd.[b]	12,324	1,002,092
LG Uplus Corp.	198,606	1,907,579
Lotte Chemical Corp.	13,746	2,899,797
Lotte Confectionery Co. Ltd.	474	826,969
Lotte Shopping Co. Ltd.	9,954	2,025,637
LS Industrial Systems Co. Ltd.	13,272	578,587
Mirae Asset Securities Co. Ltd.[b]	21,804	488,656
NAVER Corp.	25,122	13,221,525
NCsoft Corp.	14,220	2,363,660
NH Investment & Securities Co. Ltd.	126,558	1,121,210
OCI Co. Ltd.[b]	15,642	1,127,821
Orion Corp./Republic of Korea	3,430	2,888,294
Paradise Co. Ltd.[a,b]	41,238	781,317
POSCO	62,568	9,988,488
S-1 Corp.	17,538	1,522,970
S-Oil Corp.	40,400	2,420,350
Samsung C&T Corp.[a]	68,204	9,272,944
Samsung Card Co. Ltd.	32,706	1,107,365
Samsung Electro-Mechanics Co. Ltd.	53,088	3,036,128
Samsung Electronics Co. Ltd.	98,816	118,920,707
Samsung Fire & Marine Insurance Co. Ltd.	32,232	9,033,046

203

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2015

Security	Shares	Value

Samsung Heavy Industries Co. Ltd.[b]	133,668	$1,559,392
Samsung Life Insurance Co. Ltd.	72,048	6,888,498
Samsung SDI Co. Ltd.	49,296	4,605,082
Samsung SDS Co. Ltd.	27,018	6,078,783
Samsung Securities Co. Ltd.	50,718	2,148,747
Shinhan Financial Group Co. Ltd.	387,477	14,801,652
Shinsegae Co. Ltd.	6,636	1,353,335
SK Holdings Co. Ltd.	31,387	7,350,843
SK Hynix Inc.	522,822	14,078,887
SK Innovation Co. Ltd.[a]	55,932	5,813,729
SK Networks Co. Ltd.	108,072	672,103
SK Telecom Co. Ltd.	9,006	1,903,817
Woori Bank	280,608	2,441,675
Yuhan Corp.	7,144	1,773,389

		481,379,281

TAIWAN — 14.45%
Acer Inc.[a]	2,576,830	1,095,392
Advanced Semiconductor Engineering Inc.	5,688,863	6,624,025
Advantech Co. Ltd.	283,278	2,037,532
Asia Cement Corp.	1,952,448	2,029,822
Asia Pacific Telecom Co. Ltd.[a]	1,896,000	610,322
Asustek Computer Inc.	629,100	5,639,198
AU Optronics Corp.	8,533,580	2,515,636
Casetek Holdings Ltd.	138,000	607,883
Catcher Technology Co. Ltd.	474,000	4,672,324
Cathay Financial Holding Co. Ltd.	7,110,722	10,163,337
Chailease Holding Co. Ltd.	997,811	1,914,877
Chang Hwa Commercial Bank Ltd.	4,118,333	2,143,941
Cheng Shin Rubber Industry Co. Ltd.	1,422,303	2,580,549
Chicony Electronics Co. Ltd.	481,107	1,150,027
China Airlines Ltd.[a]	2,370,330	850,627
China Development Financial Holding Corp.	12,689,734	3,420,308
China Life Insurance Co. Ltd./Taiwan	2,866,004	2,374,837
China Motor Corp.	479,000	339,366
China Steel Corp.	10,623,484	6,430,344
Chunghwa Telecom Co. Ltd.	3,318,110	10,190,385
Compal Electronics Inc.	4,266,000	2,667,605
CTBC Financial Holding Co. Ltd.	13,575,941	7,464,708

Security	Shares	Value

CTCI Corp.	477,000	$623,001
Delta Electronics Inc.	1,422,000	7,271,305
E.Sun Financial Holding Co. Ltd.	6,222,273	3,747,145
Eclat Textile Co. Ltd.	158,400	2,337,197
Epistar Corp.	948,000	858,540
EVA Airways Corp.[a]	1,896,962	1,116,083
Evergreen Marine Corp. Taiwan Ltd.	1,441,145	643,695
Far Eastern New Century Corp.	2,973,040	2,710,798
Far EasTone Telecommunications Co. Ltd.	1,422,000	3,083,734
Feng TAY Enterprise Co. Ltd.	291,940	1,677,170
First Financial Holding Co. Ltd.	7,921,556	3,843,224
Formosa Chemicals & Fibre Corp.	2,878,740	6,606,377
Formosa Petrochemical Corp.	948,000	2,309,880
Formosa Plastics Corp.	3,792,400	8,819,942
Formosa Taffeta Co. Ltd.	474,000	470,153
Foxconn Technology Co. Ltd.	958,264	2,520,854
Fubon Financial Holding Co. Ltd.	6,162,111	10,003,335
Giant Manufacturing Co. Ltd.	284,000	2,147,704
Hermes Microvision Inc.	32,000	1,237,082
Highwealth Construction Corp.	623,880	922,459
Hiwin Technologies Corp.	222,020	1,241,290
Hon Hai Precision Industry Co. Ltd.	12,324,133	32,875,997
Hotai Motor Co. Ltd.	218,000	2,561,862
HTC Corp.	673,450	1,628,470
Hua Nan Financial Holdings Co. Ltd.	6,121,535	2,951,069
Innolux Corp.	7,592,981	2,561,127
Inotera Memories Inc.[a]	1,896,000	1,465,942
Inventec Corp.	2,126,460	1,224,908
Kinsus Interconnect Technology Corp.	474,000	976,808
Largan Precision Co. Ltd.	91,000	7,105,981
Lite-On Technology Corp.	1,919,148	1,998,158
MediaTek Inc.	1,422,391	11,150,939
Mega Financial Holding Co. Ltd.	9,006,827	6,575,440
Merida Industry Co. Ltd.	177,000	1,038,659
Nan Ya Plastics Corp.	4,266,000	8,502,170
Novatek Microelectronics Corp.	477,000	1,630,970
Pegatron Corp.	1,896,000	4,660,644
Phison Electronics Corp.	139,000	1,008,348

204

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2015

Security	Shares	Value

Pou Chen Corp.	1,898,000	$2,689,420
Powertech Technology Inc.	477,200	1,058,370
President Chain Store Corp.	474,000	3,153,819
Quanta Computer Inc.	2,370,000	4,051,781
Radiant Opto-Electronics Corp.	474,167	1,475,222
Realtek Semiconductor Corp.	474,642	995,676
Ruentex Development Co. Ltd.	612,747	746,504
Ruentex Industries Ltd.	474,195	876,421
Shin Kong Financial Holding Co. Ltd.	7,218,457	1,732,154
Siliconware Precision Industries Co. Ltd.	1,877,661	2,489,975
Simplo Technology Co. Ltd.	250,550	891,417
SinoPac Financial Holdings Co. Ltd.	8,061,308	2,669,431
Standard Foods Corp.	288,951	699,603
Synnex Technology International Corp.	1,167,000	1,234,816
Taishin Financial Holding Co. Ltd.	7,392,008	2,903,202
Taiwan Business Bank[a]	4,090,173	1,052,041
Taiwan Cement Corp.	3,318,000	3,699,897
Taiwan Cooperative Financial Holding Co. Ltd.	6,700,284	3,003,038
Taiwan Fertilizer Co. Ltd.	948,000	1,213,344
Taiwan Glass Industry Corp.[a]	948,780	375,555
Taiwan Mobile Co. Ltd.	1,422,000	4,489,812
Taiwan Semiconductor Manufacturing Co. Ltd.	22,016,670	92,573,982
Teco Electric and Machinery Co. Ltd.	1,898,000	1,660,425
TPK Holding Co. Ltd.	212,974	531,394
Transcend Information Inc.	137,000	382,765
U-Ming Marine Transport Corp.	477,000	565,697
Uni-President Enterprises Corp.	4,335,694	7,345,578
United Microelectronics Corp.	10,902,000	3,996,297
Vanguard International Semiconductor Corp.	496,000	640,941
Wan Hai Lines Ltd.	364,000	241,631
Wistron Corp.	2,462,010	1,243,765
WPG Holdings Ltd.	1,427,240	1,494,791
Yang Ming Marine Transport Corp.[a]	1,444,300	440,006
Yuanta Financial Holding Co. Ltd.	7,828,556	3,086,713
Yulon Motor Co. Ltd.	948,000	1,007,470
Zhen Ding Technology Holding Ltd.	474,097	1,355,251

		389,699,709

Security	Shares	Value

THAILAND — 2.60%
Advanced Info Service PCL NVDR	948,000	$6,210,276
Airports of Thailand PCL NVDR	379,200	3,177,103
Bangkok Bank PCL Foreign	189,600	892,894
Bangkok Bank PCL NVDR	289,025	1,361,122
Bangkok Dusit Medical Services PCL NVDR	3,224,200	1,722,353
Banpu PCL NVDR[b]	948,000	578,382
BEC World PCL NVDR	970,300	859,337
BTS Group Holdings PCL NVDR	5,119,200	1,388,916
Bumrungrad Hospital PCL NVDR[b]	331,800	2,015,008
Central Pattana PCL NVDR	1,269,200	1,641,476
Charoen Pokphand Foods PCL NVDR[b]	2,589,500	1,507,068
CP ALL PCL NVDR	3,934,200	5,530,611
Delta Electronics Thailand PCL NVDR	474,000	1,126,112
Energy Absolute PCL NVDR	1,042,800	680,199
Glow Energy PCL NVDR	501,100	1,208,106
Home Product Center PCL NVDR	3,914,643	770,437
Indorama Ventures PCL NVDR	1,105,300	717,858
IRPC PCL NVDR	9,480,000	1,087,465
Kasikornbank PCL Foreign	1,042,800	5,057,510
Kasikornbank PCL NVDR	569,775	2,763,371
Krung Thai Bank PCL NVDR[b]	3,033,675	1,458,518
Minor International PCL NVDR[b]	1,656,920	1,420,849
PTT Exploration & Production PCL NVDR	1,232,484	2,529,594
PTT Global Chemical PCL NVDR	1,477,476	2,315,858
PTT PCL NVDR	900,600	6,963,239
Siam Cement PCL (The) Foreign	284,400	3,630,213
Siam Cement PCL (The) NVDR	94,800	1,210,071
Siam Commercial Bank PCL (The) NVDR	1,374,600	5,159,460
Thai Oil PCL NVDR	711,800	1,085,686
Thai Union Group PCL NVDR	1,706,800	849,381
TMB Bank PCL NVDR	12,476,500	933,085
True Corp. PCL NVDR[a],b	7,916,611	2,248,057

		70,099,615

TOTAL COMMON STOCKS
(Cost: $2,744,692,549)		2,665,370,589

205

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2015

Security	Shares	Value

PREFERRED STOCKS — 1.02%

SOUTH KOREA — 1.02%
AmorePacific Corp.	8,058	$1,367,680
Hyundai Motor Co.	21,804	2,103,802
Hyundai Motor Co. Series 2	34,128	3,412,650
LG Chem Ltd.	6,636	1,254,382
Samsung Electronics Co. Ltd.	18,486	19,377,019

		27,515,533

TOTAL PREFERRED STOCKS
(Cost: $17,345,937)		27,515,533

RIGHTS — 0.00%

SOUTH KOREA — 0.00%
Mirae Asset Securities Co. Ltd.[a]	19,796	65,984

		65,984

TOTAL RIGHTS
(Cost: $103,980)		65,984

SHORT-TERM INVESTMENTS — 4.31%

MONEY MARKET FUNDS — 4.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d],e,f	109,223,064	109,223,064
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d],e,f	5,651,609	5,651,609
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	1,348,493	1,348,493

		116,223,166

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,223,166)		116,223,166

TOTAL INVESTMENTS IN SECURITIES — 104.15%
(Cost: $2,878,365,632)		2,809,175,272
Other Assets, Less Liabilities — (4.15)%		(111,963,420)

NET ASSETS — 100.00%		$2,697,211,852

NVDR	— Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

206

Schedule of Investments  (Unaudited)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.51%

CHINA — 24.10%
AAC Technologies Holdings Inc.[a]	2,000	$12,749
Agricultural Bank of China Ltd. Class H	96,000	39,390
Anta Sports Products Ltd.[a]	2,000	5,613
Bank of China Ltd. Class H	106,000	50,196
Bank of Communications Co. Ltd. Class H	4,000	2,963
Beijing Capital International Airport Co. Ltd. Class H	16,000	17,197
Beijing Enterprises Holdings Ltd.	5,000	31,709
Beijing Enterprises Water Group Ltd.	16,000	12,779
China Construction Bank Corp. Class H	50,000	36,322
China Everbright Bank Co. Ltd. Class H	36,000	17,698
China Life Insurance Co. Ltd. Class H	2,000	7,239
China Medical System Holdings Ltd.	10,000	13,806
China Mengniu Dairy Co. Ltd.	16,000	31,091
China Merchants Holdings International Co. Ltd.	4,000	13,342
China Minsheng Banking Corp. Ltd. Class H	5,300	5,341
China Mobile Ltd.	5,000	59,870
China Pacific Insurance Group Co. Ltd. Class H	800	3,200
China Petroleum & Chemical Corp. Class H	32,000	22,916
China Resources Gas Group Ltd.	16,000	44,077
China Resources Power Holdings Co. Ltd.	8,000	18,188
Chongqing Changan Automobile Co. Ltd. Class B	2,200	4,074
CITIC Ltd.	26,000	48,645
COSCO Pacific Ltd.	8,000	10,350
CSPC Pharmaceutical Group Ltd.	20,000	18,684
Dalian Wanda Commercial Properties Co. Ltd. Class Hb	11,000	73,664
Geely Automobile Holdings Ltd.	20,000	10,761

Security	Shares	Value

Guangdong Investment Ltd.	36,000	$50,817
Haier Electronics Group Co. Ltd.	4,000	7,762
Haitong Securities Co. Ltd. Class H	1,600	2,804
Hanergy Thin Film Power Group Ltd.[a,c]	31,000	—
Hengan International Group Co. Ltd.	4,000	43,328
Huaneng Power International Inc. Class H	4,000	4,351
Industrial & Commercial Bank of China Ltd. Class H	56,000	35,767
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,000	3,360
Jiangsu Expressway Co. Ltd. Class H	28,000	38,007
Lenovo Group Ltd.	36,000	33,631
Luye Pharma Group Ltd.[c]	17,000	16,780
Semiconductor Manufacturing International Corp.[c]	52,000	4,831
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	5,553
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	10,200	23,637
Shenzhou International Group Holdings Ltd.	8,000	39,483
Sihuan Pharmaceutical Holdings Group Ltd.	14,000	1,806
Sino Biopharmaceutical Ltd.	24,000	30,007
Sinopharm Group Co. Ltd. Class H	2,400	9,941
SOHO China Ltd.	17,000	8,774
Sun Art Retail Group Ltd.	51,000	41,852
Tencent Holdings Ltd.	3,000	56,748
Tingyi Cayman Islands Holding Corp.	8,000	13,750
Tsingtao Brewery Co. Ltd. Class H	4,000	19,174
Want Want China Holdings Ltd.	16,000	13,337
Zhejiang Expressway Co. Ltd. Class H	40,000	49,445
ZTE Corp. Class H	6,240	15,089

		1,181,898

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

HONG KONG — 14.23%
AIA Group Ltd.	11,000	$64,722
ASM Pacific Technology Ltd.[a]	800	5,708
Bank of East Asia Ltd. (The)	4,400	16,493
BOC Hong Kong Holdings Ltd.	22,000	70,683
Cathay Pacific Airways Ltd.	8,000	15,938
Cheung Kong Infrastructure Holdings Ltd.	10,000	93,095
CLP Holdings Ltd.	8,000	69,676
Hang Seng Bank Ltd.	3,800	69,919
HKT Trust & HKT Ltd.	16,160	19,371
Hong Kong & China Gas Co. Ltd.	31,680	64,340
MTR Corp. Ltd.	16,000	72,670
Power Assets Holdings Ltd.[a]	7,000	69,864
Swire Pacific Ltd. Class A	5,000	58,064
Yue Yuen Industrial Holdings Ltd.	2,000	7,316

		697,859

INDIA — 4.43%
Dr. Reddy’s Laboratories Ltd. ADR	1,846	119,602
Infosys Ltd. ADR	2,848	51,720
Wipro Ltd. ADR	3,726	46,128

		217,450

INDONESIA — 2.05%
Bank Central Asia Tbk PT	37,200	35,060
Bank Mandiri Persero Tbk PT	8,200	5,212
Bank Rakyat Indonesia Persero Tbk PT	6,600	5,075
Indofood Sukses Makmur Tbk PT	32,200	12,998
Jasa Marga Persero Tbk PT	26,400	9,335
Kalbe Farma Tbk PT	58,400	6,101
Telekomunikasi Indonesia Persero Tbk PT	27,600	5,404
Unilever Indonesia Tbk PT	7,800	21,085

		100,270

MALAYSIA — 8.13%
Axiata Group Bhd	31,200	44,810
DiGi.Com Bhd	11,800	14,448
Hong Leong Bank Bhd	16,800	54,670
IHH Healthcare Bhd	41,000	60,221
Malayan Banking Bhd	27,400	52,683
Maxis Bhd	31,800	48,781

Security	Shares	Value

Petronas Chemicals Group Bhd	10,000	$14,781
Petronas Gas Bhd	2,200	11,768
Public Bank Bhd	12,800	53,870
Sime Darby Bhd	5,400	10,508
Telekom Malaysia Bhd	13,800	21,394
Tenaga Nasional Bhd	3,600	10,609

		398,543

PHILIPPINES — 4.54%
Aboitiz Power Corp.	19,000	17,044
Ayala Corp.	120	1,999
Bank of the Philippine Islands	24,800	44,812
BDO Unibank Inc.	22,220	48,265
International Container Terminal Services Inc.	12,460	21,955
Jollibee Foods Corp.	8,340	36,694
Metro Pacific Investments Corp.	24,000	2,676
Metropolitan Bank & Trust Co.	7,364	13,377
Philippine Long Distance Telephone Co.	440	20,675
Universal Robina Corp.	3,560	15,253

		222,750

SINGAPORE — 8.98%
CapitaLand Mall Trust[a]	10,000	14,138
ComfortDelGro Corp. Ltd.	11,200	24,311
DBS Group Holdings Ltd.	4,000	49,325
Hutchison Port Holdings Trust	12,000	6,660
Oversea-Chinese Banking Corp. Ltd.	10,000	64,477
Singapore Airlines Ltd.	10,000	77,115
Singapore Technologies Engineering Ltd.	6,000	14,181
Singapore Telecommunications Ltd.	22,000	62,521
StarHub Ltd.	22,000	56,551
United Overseas Bank Ltd.[a]	1,600	23,226
Wilmar International Ltd.	21,400	47,827

		440,332

SOUTH KOREA — 13.35%
AmorePacific Corp.	100	33,113
AmorePacific Group	200	28,244
Cheil Worldwide Inc.[c]	112	1,965
CJ CheilJedang Corp.	28	8,596

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

Coway Co. Ltd.	66	$4,932
Dongbu Insurance Co. Ltd.	674	40,438
E-MART Inc.	54	10,065
Hyundai Department Store Co. Ltd.	30	3,303
Hyundai Marine & Fire Insurance Co. Ltd.	842	25,074
Hyundai Mobis Co. Ltd.	24	5,052
Kangwon Land Inc.	1,540	57,140
KEPCO Plant Service & Engineering Co. Ltd.	246	22,441
Kia Motors Corp.	434	21,242
Korea Aerospace Industries Ltd.	290	22,894
Korea Electric Power Corp.	468	21,100
KT Corp.[c]	234	6,065
KT&G Corp.	558	55,798
LG Display Co. Ltd.	92	1,743
Lotte Shopping Co. Ltd.	66	13,431
NAVER Corp.	18	9,473
Orion Corp./Republic of Korea	18	15,157
S-1 Corp.	368	31,957
Samsung Electronics Co. Ltd.	8	9,628
Samsung Fire & Marine Insurance Co. Ltd.	184	51,566
Samsung Life Insurance Co. Ltd.	500	47,805
SK Holdings Co. Ltd.	124	29,041
SK Hynix Inc.	524	14,111
SK Telecom Co. Ltd.	128	27,058
Yuhan Corp.	147	36,491

		654,923

TAIWAN — 19.11%
Advanced Semiconductor Engineering Inc.	40,000	46,575
Advantech Co. Ltd.	2,596	18,672
Asustek Computer Inc.	4,000	35,856
Chang Hwa Commercial Bank Ltd.	48,021	24,999
Chicony Electronics Co. Ltd.	8,080	19,314
China Airlines Ltd.[c]	24,000	8,613
Chunghwa Telecom Co. Ltd.	26,000	79,850
Delta Electronics Inc.	4,000	20,454
EVA Airways Corp.[c]	4,589	2,700

Security	Shares	Value

Far EasTone Telecommunications Co. Ltd.	22,000	$47,709
First Financial Holding Co. Ltd.	98,530	47,803
Formosa Taffeta Co. Ltd.	6,000	5,951
Foxconn Technology Co. Ltd.	14,847	39,057
Hon Hai Precision Industry Co. Ltd.	8,804	23,486
HTC Corp.	6,000	14,509
Hua Nan Financial Holdings Co. Ltd.	127,949	61,682
Kinsus Interconnect Technology Corp.	4,000	8,243
Lite-On Technology Corp.	30,310	31,558
MediaTek Inc.	2,000	15,679
Mega Financial Holding Co. Ltd.	22,000	16,061
Novatek Microelectronics Corp.	2,000	6,838
President Chain Store Corp.	4,000	26,615
Quanta Computer Inc.	4,000	6,838
Siliconware Precision Industries Co. Ltd.	1,000	1,326
Simplo Technology Co. Ltd.	2,000	7,116
Standard Foods Corp.	7,194	17,418
Synnex Technology International Corp.	22,000	23,278
Taiwan Business Bank[c]	55,796	14,351
Taiwan Cooperative Financial Holding Co. Ltd.	166,527	74,637
Taiwan Mobile Co. Ltd.	16,000	50,518
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	75,685
Transcend Information Inc.	6,000	16,763
U-Ming Marine Transport Corp.	14,000	16,603
Uni-President Enterprises Corp.	2,329	3,946
United Microelectronics Corp.	34,000	12,463
WPG Holdings Ltd.	8,000	8,379
Zhen Ding Technology Holding Ltd.	2,000	5,717

		937,262

THAILAND — 0.59%
Bangkok Dusit Medical Services PCL NVDR	5,000	2,671
BTS Group Holdings PCL NVDR	40,400	10,961
CP ALL PCL NVDR	6,600	9,278

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

PTT PCL NVDR	800	$6,186

		29,096

TOTAL COMMON STOCKS
(Cost: $5,313,727)		4,880,383

PREFERRED STOCKS — 0.25%

SOUTH KOREA — 0.25%
Samsung Electronics Co. Ltd.	12	12,578

		12,578

TOTAL PREFERRED STOCKS
(Cost: $12,489)		12,578

SHORT-TERM INVESTMENTS — 2.60%

MONEY MARKET FUNDS — 2.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	119,428	119,428
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	6,180	6,180
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	1,743	1,743

		127,351

TOTAL SHORT-TERM INVESTMENTS
(Cost: $127,351)		127,351

TOTAL INVESTMENTS IN SECURITIES — 102.36%
(Cost: $5,453,567)		5,020,312
Other Assets, Less Liabilities — (2.36)%		(115,838)

NET ASSETS—100.00%		$4,904,474

ADR	— American Depositary Receipts
NVDR	— Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

210

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.81%

AUSTRALIA — 6.30%
AGL Energy Ltd.	3,128,308	$37,339,540
Alumina Ltd.	11,584,993	8,967,864
Amcor Ltd./Australia	5,549,648	54,045,757
AMP Ltd.	13,664,026	55,859,471
APA Group	5,218,169	34,250,703
Aristocrat Leisure Ltd.	2,488,494	16,546,877
Asciano Ltd.	4,402,819	25,757,766
ASX Ltd.	893,297	26,270,442
Aurizon Holdings Ltd.	9,631,733	35,526,997
AusNet Services	8,160,625	8,413,075
Australia & New Zealand Banking Group Ltd.	12,712,363	246,784,764
Bank of Queensland Ltd.	1,650,420	15,389,821
Bendigo & Adelaide Bank Ltd.	1,984,276	15,147,793
BHP Billiton Ltd.	14,770,110	242,578,645
Boral Ltd.	3,521,840	13,543,219
Brambles Ltd.	7,154,156	52,980,893
Caltex Australia Ltd.	1,234,135	27,823,597
CIMIC Group Ltd.	465,990	9,215,806
Coca-Cola Amatil Ltd.	2,642,547	17,175,311
Cochlear Ltd.	263,965	16,751,582
Commonwealth Bank of Australia	7,799,377	426,961,415
Computershare Ltd.	2,205,271	17,007,919
Crown Resorts Ltd.	1,668,321	13,640,420
CSL Ltd.	2,157,702	144,381,489
Dexus Property Group	4,327,446	23,896,601
Federation Centres	15,023,108	31,190,066
Flight Centre Travel Group Ltd.[a]	253,679	6,868,467
Fortescue Metals Group Ltd.[a]	7,289,562	10,869,542
Goodman Group	8,041,862	34,826,419
GPT Group (The)	7,947,610	27,046,959
Harvey Norman Holdings Ltd.	2,532,054	7,189,845
Healthscope Ltd.	5,126,348	9,874,960
Iluka Resources Ltd.	1,974,140	9,042,250
Incitec Pivot Ltd.	7,800,015	21,981,436
Insurance Australia Group Ltd.	10,750,701	43,029,189
James Hardie Industries PLC	2,055,923	26,842,407
Lend Lease Group	2,518,679	23,360,369
Macquarie Group Ltd.	1,371,476	83,855,693
Medibank Pvt Ltd.	12,485,930	21,023,084
Mirvac Group	16,803,096	21,638,644

Security	Shares	Value

National Australia Bank Ltd.	12,013,453	$258,415,576
Newcrest Mining Ltd.[b]	3,542,068	31,108,457
Orica Ltd.	1,732,148	20,365,999
Origin Energy Ltd.	7,954,245	31,212,257
Platinum Asset Management Ltd.	1,083,163	5,718,591
Qantas Airways Ltd.	2,516,434	7,091,630
QBE Insurance Group Ltd.	6,284,216	59,406,026
Ramsay Health Care Ltd.	641,995	28,402,521
REA Group Ltd.	241,235	8,266,400
Rio Tinto Ltd.	1,990,720	71,937,136
Santos Ltd.	4,554,428	18,976,242
Scentre Group	24,632,541	72,756,713
Seek Ltd.	1,475,343	13,504,645
Sonic Healthcare Ltd.	1,759,485	24,202,271
South32 Ltd.[b]	24,292,384	25,390,502
Stockland	10,822,961	31,272,646
Suncorp Group Ltd.	5,933,073	55,493,983
Sydney Airport	4,895,575	22,528,223
Tabcorp Holdings Ltd.	3,738,621	12,589,746
Tatts Group Ltd.	6,547,083	18,497,224
Telstra Corp. Ltd.	19,831,313	76,402,707
TPG Telecom Ltd.	1,287,317	10,157,905
Transurban Group	8,706,969	64,853,141
Treasury Wine Estates Ltd.	3,351,833	16,930,865
Wesfarmers Ltd.	5,183,240	145,737,485
Westfield Corp.	9,143,568	66,865,652
Westpac Banking Corp.	14,295,655	320,051,978
Westpac Banking Corp. New[b]	621,550	13,502,895
Woodside Petroleum Ltd.	3,403,567	71,901,215
Woolworths Ltd.	5,817,634	100,070,743
WorleyParsons Ltd.	946,790	4,404,177

		3,672,912,648

AUSTRIA — 0.17%
Andritz AG	349,192	17,666,663
Erste Group Bank AGb	1,280,390	37,721,594
IMMOEAST AG Escrow[b]	1,571,072	17
IMMOFINANZ AG Escrow[a,b]	1,157,632	13
OMV AG	678,956	18,150,214
Raiffeisen Bank International AGa,b	541,590	8,603,086
Voestalpine AG	530,277	19,292,353

		101,433,940

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

BELGIUM — 1.35%
Ageas	987,052	$43,815,599
Anheuser-Busch InBev SA/NV	3,700,894	444,386,585
Colruyt SA	326,828	16,259,013
Delhaize Group	469,805	43,806,271
Groupe Bruxelles Lambert SA	376,620	30,749,024
KBC Groep NV	1,154,756	70,668,316
Proximus SADP	703,448	24,489,170
Solvay SA	277,019	31,457,733
Telenet Group Holding NVb	245,899	14,374,785
UCB SA	580,490	50,478,283
Umicore SA	434,209	18,538,435

		789,023,214

DENMARK — 1.69%
AP Moeller — Maersk A/S Class A	16,983	24,438,595
AP Moeller — Maersk A/S Class B	34,204	50,663,586
Carlsberg A/S Class B	494,893	40,757,274
Coloplast A/S Class B	516,694	37,241,276
Danske Bank A/S	3,224,269	89,069,524
DSV A/S	790,076	32,182,560
ISS A/S	651,668	23,040,815
Novo Nordisk A/S Class B	8,991,939	479,884,409
Novozymes A/S Class B	1,102,260	51,348,022
Pandora A/S	513,233	59,486,435
TDC A/S	3,763,054	19,815,228
Tryg A/S	512,743	9,265,708
Vestas Wind Systems A/S	1,031,815	60,415,403
William Demant Holding A/Sb	110,124	9,607,631

		987,216,466
FINLAND — 0.88%
Elisa OYJ	661,419	25,046,222
Fortum OYJ	2,070,806	31,224,595
Kone OYJ Class Ba	1,530,588	65,703,099
Metso OYJ	516,694	12,710,961
Neste OYJ	579,889	14,214,347
Nokia OYJ	16,923,686	126,563,471
Nokian Renkaat OYJ	532,254	20,184,476
Orion OYJ Class B	463,773	16,660,221
Sampo OYJ Class A	2,062,029	101,317,461
Stora Enso OYJ Class R	2,528,942	23,591,919
UPM-Kymmene OYJ	2,452,009	46,181,836
Wartsila OYJ Abp	676,265	29,029,828

		512,428,436

Security	Shares	Value

FRANCE — 10.04%
Accor SA	960,722	$48,011,479
Aeroports de Paris	135,410	17,104,550
Air Liquide SA	1,587,660	206,774,062
Airbus Group SE	2,718,201	190,248,607
Alcatel-Lucent[a,b]	12,901,806	52,718,080
Alstom SAb	988,230	32,378,292
ArcelorMittal	4,662,575	26,128,558
Arkema SA	305,133	22,451,914
Atos SE	390,334	31,282,291
AXA SA	8,953,034	240,573,526
BNP Paribas SA	4,858,665	296,587,325
Bollore SA	3,956,032	19,673,881
Bouygues SA	910,701	34,671,996
Bureau Veritas SA	1,175,892	26,719,386
Cap Gemini SA	707,874	63,361,660
Carrefour SA	2,541,390	83,293,980
Casino Guichard Perrachon SA	264,571	15,296,804
Christian Dior SE	253,679	50,188,574
Cie. de Saint-Gobain	2,179,519	91,922,395
Cie. Generale des Etablissements Michelin Class B	868,401	86,910,703
CNP Assurances	801,501	11,501,063
Credit Agricole SA	4,715,496	60,007,372
Danone SA	2,658,415	186,210,978
Dassault Systemes	585,158	46,437,007
Edenred	944,662	17,452,889
Electricite de France SA	1,115,046	20,859,444
Engie SA	6,711,897	118,295,123
Essilor International SA	939,994	124,188,394
Eurazeo SA	184,471	13,057,961
Eutelsat Communications SA	744,655	24,685,723
Fonciere des Regions	137,872	13,059,753
Gecina SA	148,452	19,088,148
Groupe Eurotunnel SE Registered	2,161,684	30,433,843
Hermes International	120,529	46,646,431
ICADE	168,084	12,507,002
Iliad SA	119,846	25,332,425
Imerys SA	157,190	10,816,033
Ingenico Group SA	253,142	30,032,621
JCDecaux SA	330,957	13,545,172

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Kering	350,168	$65,197,353
Klepierre	847,628	40,426,151
L’Oreal SA	1,150,642	211,058,988
Lagardere SCA	548,374	16,058,735
Legrand SA	1,207,731	66,625,963
LVMH Moet Hennessy Louis Vuitton SE	1,288,589	241,415,426
Natixis SA	4,311,400	26,575,244
Numericable-SFR SAS[b]	448,213	20,398,884
Orange SA	9,125,734	161,644,719
Pernod Ricard SA	975,161	115,477,098
Peugeot SAb	1,988,908	35,207,686
Publicis Groupe SA	857,346	55,933,799
Remy Cointreau SA	115,178	8,065,198
Renault SA	888,629	84,154,638
Rexel SA	1,288,467	17,691,684
Safran SA	1,335,889	101,984,933
Sanofi	5,417,855	549,707,027
Schneider Electric SE	2,534,478	154,208,108
SCOR SE	733,012	27,425,278
SES SA	1,472,784	43,739,503
Societe BIC SA	135,406	21,696,036
Societe Generale SA	3,319,526	155,147,167
Sodexo SA	431,097	38,558,834
STMicroelectronics NV	2,981,806	20,741,389
Suez Environnement Co.	1,391,302	26,603,773
Technip SA	471,553	24,745,406
Thales SA	461,837	33,635,396
Total SA	9,884,579	482,019,323
Unibail-Rodamco SE	451,944	126,856,884
Valeo SA	367,284	57,084,849
Veolia Environnement SA	2,074,353	48,521,122
Vinci SA	2,183,316	148,036,303
Vivendi SA	5,438,873	131,666,455
Wendel SA	150,966	18,202,357
Zodiac Aerospace	909,742	23,113,772

		5,860,080,926
GERMANY — 8.60% adidas AG	963,064	86,756,868
Allianz SE Registered	2,099,251	369,522,755
Axel Springer SE	189,780	10,721,015
BASF SE	4,230,503	348,295,512
Bayer AG Registered	3,797,111	509,000,048
Bayerische Motoren Werke AG	1,527,561	157,537,575

Security	Shares	Value

Beiersdorf AG	456,151	$43,550,976
Brenntag AG	694,544	42,159,185
Commerzbank AGb	4,872,987	53,883,287
Continental AG	509,538	123,097,749
Daimler AG Registered	4,430,705	386,509,100
Deutsche Bank AG Registered	6,324,972	177,955,864
Deutsche Boerse AG	885,970	81,965,026
Deutsche Lufthansa AG Registered[b]	1,056,711	15,676,785
Deutsche Post AG Registered	4,433,982	132,588,828
Deutsche Telekom AG Registered	14,592,365	274,111,383
Deutsche Wohnen AG Bearer	1,475,543	41,816,592
E.ON SE	9,214,657	97,687,595
Evonik Industries AG	648,339	23,670,006
Fraport AG Frankfurt Airport Services Worldwide	170,763	10,884,145
Fresenius Medical Care AG & Co. KGaA	1,004,050	90,826,162
Fresenius SE & Co. KGaA	1,750,637	129,083,913
GEA Group AG	826,124	33,277,156
Hannover Rueck SE	277,019	32,192,155
HeidelbergCement AG	644,033	48,220,803
Henkel AG & Co. KGaA	523,168	48,550,858
HUGO BOSS AG	306,600	31,697,598
Infineon Technologies AG	5,218,169	64,530,791
K+S AG Registered	875,194	22,192,508
Kabel Deutschland Holding AG	105,842	13,533,302
Lanxess AG	423,317	22,843,099
Linde AG	856,804	149,305,430
MAN SE	160,369	16,801,061
Merck KGaA	590,022	57,896,541
METRO AG	778,747	24,112,611
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	778,221	156,028,641
Osram Licht AG	404,645	23,918,497
ProSiebenSat.1 Media SE Registered	1,012,029	54,991,369
QIAGEN NVb	1,070,493	26,086,396
RTL Group SAb	182,086	15,829,822
RWE AG	2,256,591	31,545,670

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

SAP SE	4,518,517	$358,780,424
Siemens AG Registered	3,643,213	368,239,530
Symrise AG	569,611	37,690,330
Telefonica Deutschland Holding AG	2,725,950	17,633,710
ThyssenKrupp AG	1,767,788	35,823,882
United Internet AG Registered[c]	569,598	29,733,154
Volkswagen AGa	143,001	19,919,522
Vonovia SE	2,140,424	71,736,492

		5,020,411,721
HONG KONG — 3.03%
AIA Group Ltd.	55,157,800	324,537,191
ASM Pacific Technology Ltd.[a]	1,090,900	7,783,999
Bank of East Asia Ltd. (The)[a]	5,267,040	19,742,650
BOC Hong Kong Holdings Ltd.	17,233,000	55,367,247
Cathay Pacific Airways Ltd.	5,368,000	10,694,303
Cheung Kong Infrastructure Holdings Ltd.	3,070,792	28,587,714
Cheung Kong Property Holdings Ltd.	12,314,184	86,595,402
CK Hutchison Holdings Ltd.	12,373,684	170,036,173
CLP Holdings Ltd.	8,566,500	74,610,489
First Pacific Co. Ltd./Hong Kong	10,076,250	6,903,767
Galaxy Entertainment Group Ltd.	10,734,000	36,910,634
Hang Lung Properties Ltd.	10,361,000	25,427,571
Hang Seng Bank Ltd.	3,424,900	63,017,347
Henderson Land Development Co. Ltd.	5,689,724	36,450,471
HKT Trust & HKT Ltd.	12,465,440	14,942,251
Hong Kong & China Gas Co. Ltd.	32,412,942	65,828,790
Hong Kong Exchanges and Clearing Ltd.[a]	5,107,200	134,301,152
Hysan Development Co. Ltd.[a]	3,129,797	13,912,273
Kerry Properties Ltd.	2,878,000	8,541,051
Li & Fung Ltd.[a]	27,166,400	22,083,369
Link REIT	10,812,758	64,805,952
MGM China Holdings Ltd.[a]	4,315,200	6,325,166
MTR Corp. Ltd.	6,950,000	31,566,044
New World Development Co. Ltd.	24,121,132	25,863,745
NWS Holdings Ltd.	6,696,000	10,108,670
PCCW Ltd.	18,689,000	10,128,102
Power Assets Holdings Ltd.	6,501,000	64,883,337

Security	Shares	Value

Sands China Ltd.	11,093,200	$40,292,845
Shangri-La Asia Ltd.[a]	6,444,666	5,920,701
Sino Land Co. Ltd.[a]	12,482,000	19,358,930
SJM Holdings Ltd.[a]	8,826,000	7,368,191
Sun Hung Kai Properties Ltd.	7,797,000	104,528,755
Swire Pacific Ltd. Class A	2,859,000	33,200,862
Swire Properties Ltd.	5,293,855	15,949,667
Techtronic Industries Co. Ltd.	6,232,533	22,879,132
WH Group Ltd.[a,b,d]	27,037,500	14,966,371
Wharf Holdings Ltd. (The)	6,751,912	40,380,269
Wheelock & Co. Ltd.	4,610,000	21,562,625
Wynn Macau Ltd.[a]	7,589,200	10,497,442
Yue Yuen Industrial Holdings Ltd.	3,120,500	11,414,843

		1,768,275,493
IRELAND — 0.37%
Bank of Ireland[b]	125,078,662	46,839,007
CRH PLC	3,619,555	99,398,780
Irish Bank Resolution Corp. Ltd.[b]	3,570,811	39
Kerry Group PLC Class A	737,680	60,260,251
Ryanair Holdings PLC	173,066	2,580,895
Ryanair Holdings PLC	94,661	7,401,528

		216,480,500
ISRAEL — 0.62%
Azrieli Group	169,638	6,658,413
Bank Hapoalim BM	4,706,123	24,551,990
Bank Leumi le-Israel BMb	6,385,133	24,268,581
Bezeq The Israeli Telecommunication Corp. Ltd.	8,885,511	19,138,236
Delek Group Ltd.[a]	21,724	5,258,959
Israel Chemicals Ltd.	2,348,412	13,017,852
Israel Corp. Ltd. (The)	14,021	3,618,920
Mizrahi Tefahot Bank Ltd.	586,714	7,130,466
NICE-Systems Ltd.	276,003	16,986,009
Teva Pharmaceutical Industries Ltd.	3,960,470	243,123,341

		363,752,767
ITALY — 2.27%
Assicurazioni Generali SpA	5,385,578	102,563,854
Atlantia SpA	1,926,459	53,627,192

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Banca Monte dei Paschi di Siena SpA[b]	11,454,359	$21,155,915
Banco Popolare SCb	1,524,036	22,912,797
CNH Industrial NV	4,407,321	29,941,569
Enel Green Power SpA	8,603,743	18,295,442
Enel SpA	32,301,863	149,722,752
Eni SpA	11,734,644	192,625,367
EXOR SpA	471,433	23,512,699
Finmeccanica SpA[b]	1,810,343	23,797,568
Intesa Sanpaolo SpA	56,993,537	199,450,685
Luxottica Group SpA	783,896	55,203,090
Mediobanca SpA	2,657,498	26,860,791
Prysmian SpA	931,316	20,215,494
Saipem SpA[a,b]	1,234,077	11,648,743
Snam SpA	10,072,405	52,405,737
Telecom Italia SpA[a,b]	52,597,664	73,731,459
Tenaris SA	2,197,463	27,721,225
Terna Rete Elettrica Nazionale SpA	7,453,409	38,104,218
UniCredit SpA	21,802,555	141,615,069
Unione di Banche Italiane SpA	3,939,024	29,631,968
UnipolSai SpA	4,227,762	10,255,755

		1,324,999,389
JAPAN — 22.83%
ABC-Mart Inc.	80,100	4,493,698
Acom Co. Ltd.[b]	1,868,970	10,314,763
Aeon Co. Ltd.	3,080,400	45,922,019
AEON Financial Service Co. Ltd.	468,590	11,823,961
Aeon Mall Co. Ltd.	495,510	8,347,809
Air Water Inc.	369,000	6,088,080
Aisin Seiki Co. Ltd.	882,600	35,362,511
Ajinomoto Co. Inc.	2,978,000	66,802,950
Alfresa Holdings Corp.	637,700	12,328,602
Alps Electric Co. Ltd.	796,000	24,999,710
Amada Holdings Co. Ltd.	1,557,700	13,979,607
ANA Holdings Inc.	4,687,000	14,071,681
Aozora Bank Ltd.	4,685,000	17,198,716
Asahi Glass Co. Ltd.	4,630,000	26,742,159
Asahi Group Holdings Ltd.	1,716,800	53,307,227
Asahi Kasei Corp.	5,756,000	35,606,828
ASICS Corp.	774,200	21,588,423
Astellas Pharma Inc.	9,817,450	143,590,630
Bandai Namco Holdings Inc.	779,700	19,286,551

Security	Shares	Value

Bank of Kyoto Ltd. (The)	1,883,000	$19,208,394
Bank of Yokohama Ltd. (The)	5,428,000	34,153,556
Benesse Holdings Inc.	312,900	8,439,938
Bridgestone Corp.	2,958,300	109,727,374
Brother Industries Ltd.	1,090,900	14,084,294
Calbee Inc.	312,900	11,434,755
Canon Inc.	5,059,200	152,604,002
Casio Computer Co. Ltd.[a]	935,300	17,764,306
Central Japan Railway Co.	656,500	120,773,151
Chiba Bank Ltd. (The)	3,129,000	23,025,084
Chubu Electric Power Co. Inc.	3,022,100	46,818,446
Chugai Pharmaceutical Co. Ltd.	1,059,300	34,322,461
Chugoku Bank Ltd. (The)	779,700	11,145,494
Chugoku Electric Power Co. Inc. (The)	1,343,100	20,412,226
Citizen Holdings Co. Ltd.	1,246,700	9,525,232
COLOPL Inc.[a,b]	275,100	4,529,718
Credit Saison Co. Ltd.	624,100	12,934,527
Dai Nippon Printing Co. Ltd.	3,056,000	31,857,866
Dai-ichi Life Insurance Co. Ltd. (The)	5,022,552	88,027,325
Daicel Corp.	1,169,000	15,576,979
Daihatsu Motor Co. Ltd.	784,300	9,683,920
Daiichi Sankyo Co. Ltd.	2,951,395	58,318,636
Daikin Industries Ltd.	1,088,000	70,685,063
Daito Trust Construction Co. Ltd.	317,300	34,550,006
Daiwa House Industry Co. Ltd.	2,882,100	76,330,571
Daiwa Securities Group Inc.	7,777,000	53,625,371
Denso Corp.	2,213,400	103,851,426
Dentsu Inc.	954,700	54,192,625
Don Quijote Holdings Co. Ltd.	511,700	18,975,409
East Japan Railway Co.	1,554,700	149,060,526
Eisai Co. Ltd.	1,167,400	73,599,165
Electric Power Development Co. Ltd.	624,100	20,712,828
FamilyMart Co. Ltd.	268,600	11,051,162
FANUC Corp.	935,300	167,063,530
Fast Retailing Co. Ltd.	238,200	87,601,541
Fuji Electric Co. Ltd.	2,686,000	12,086,165
Fuji Heavy Industries Ltd.	2,658,200	104,147,252
FUJIFILM Holdings Corp.	2,160,300	86,859,545
Fujitsu Ltd.	8,728,000	41,602,201
Fukuoka Financial Group Inc.	3,890,000	20,662,855

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

GungHo Online Entertainment Inc.[a]	1,868,900	$6,117,386
Gunma Bank Ltd. (The)	1,932,000	12,247,607
Hachijuni Bank Ltd. (The)	1,581,000	10,874,083
Hakuhodo DY Holdings Inc.	1,090,920	11,571,391
Hamamatsu Photonics KK	624,100	16,032,401
Hankyu Hanshin Holdings Inc.	5,638,000	36,955,940
Hikari Tsushin Inc.	141,700	10,861,612
Hino Motors Ltd.	1,246,500	14,378,521
Hirose Electric Co. Ltd.	159,370	19,492,863
Hiroshima Bank Ltd. (The)	1,616,000	9,065,937
Hisamitsu Pharmaceutical Co. Inc.	184,400	7,197,216
Hitachi Chemical Co. Ltd.	468,500	7,500,659
Hitachi Construction Machinery Co. Ltd.	468,500	7,306,542
Hitachi High-Technologies Corp.	268,600	7,289,538
Hitachi Ltd.	22,134,000	128,924,704
Hitachi Metals Ltd.	764,000	8,730,524
Hokuhoku Financial Group Inc.	5,756,000	12,878,558
Hokuriku Electric Power Co.	779,700	11,707,615
Honda Motor Co. Ltd.	7,435,000	249,157,986
Hoya Corp.	2,004,000	83,514,531
Hulic Co. Ltd.	1,402,100	13,198,969
IBIDEN Co. Ltd.	468,500	6,514,547
Idemitsu Kosan Co. Ltd.	468,500	7,721,952
IHI Corp.	6,241,000	17,790,793
Iida Group Holdings Co. Ltd.	742,080	14,032,953
INPEX Corp.	4,358,543	41,734,381
Isetan Mitsukoshi Holdings Ltd.	1,557,700	25,235,579
Isuzu Motors Ltd.	2,771,600	32,648,265
ITOCHU Corp.	7,314,900	92,379,595
Itochu Techno-Solutions Corp.	236,400	5,210,889
Iyo Bank Ltd. (The)	935,300	10,145,496
J Front Retailing Co. Ltd.	1,197,700	19,869,860
Japan Airlines Co. Ltd.	610,800	23,181,802
Japan Airport Terminal Co. Ltd.	162,900	8,909,385
Japan Exchange Group Inc.	2,475,000	40,280,920
Japan Prime Realty Investment Corp.	3,176	10,382,697
Japan Real Estate Investment Corp.	5,370	24,919,826
Japan Retail Fund Investment Corp.	10,909	21,207,801

Security	Shares	Value

Japan Tobacco Inc.	5,011,300	$174,871,219
JFE Holdings Inc.	2,264,175	35,949,114
JGC Corp.	1,360,000	21,683,364
Joyo Bank Ltd. (The)	3,112,000	16,298,189
JSR Corp.	798,800	12,715,930
JTEKT Corp.	935,300	16,291,698
JX Holdings Inc.	10,118,600	39,912,605
Kajima Corp.	4,124,000	23,819,582
Kakaku.com Inc.	624,100	11,760,542
Kamigumi Co. Ltd.	1,151,000	9,976,764
Kaneka Corp.	1,151,000	10,281,981
Kansai Electric Power Co. Inc. (The)[b]	3,262,100	42,116,029
Kansai Paint Co. Ltd.	834,400	12,812,457
Kao Corp.	2,329,400	120,431,959
Kawasaki Heavy Industries Ltd.	6,241,000	25,289,820
KDDI Corp.	7,967,600	194,510,459
Keihan Electric Railway Co. Ltd.	1,693,000	12,079,329
Keikyu Corp.	2,559,000	21,184,512
Keio Corp.	2,686,000	22,013,292
Keisei Electric Railway Co. Ltd.	1,490,000	18,508,473
Keyence Corp.	204,623	107,809,657
Kikkoman Corp.	611,000	19,316,056
Kintetsu Group Holdings Co. Ltd.	7,797,000	30,302,822
Kirin Holdings Co. Ltd.	3,736,100	53,282,189
Kobe Steel Ltd.	14,021,000	17,892,969
Koito Manufacturing Co. Ltd.	397,400	15,230,785
Komatsu Ltd.	4,328,700	71,813,196
Konami Holdings Corp.	468,500	10,707,462
Konica Minolta Inc.	2,180,100	22,600,415
Kose Corp.	138,900	13,685,693
Kubota Corp.	5,020,000	78,664,346
Kuraray Co. Ltd.	1,557,900	19,364,823
Kurita Water Industries Ltd.	468,500	10,649,227
Kyocera Corp.	1,422,900	64,886,834
Kyowa Hakko Kirin Co. Ltd.	1,581,000	26,228,813
Kyushu Electric Power Co. Inc.[b]	1,957,100	23,807,937
Kyushu Financial Group Inc.[b]	1,509,900	11,611,247
Lawson Inc.	268,600	20,010,060
LIXIL Group Corp.	1,246,580	26,868,486
M3 Inc.	934,800	18,258,327
Mabuchi Motor Co. Ltd.	269,800	13,503,973
Makita Corp.	597,600	33,030,802
Marubeni Corp.	7,470,500	43,482,736

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Marui Group Co. Ltd.	1,074,700	$14,008,727
Maruichi Steel Tube Ltd.	158,100	4,074,506
Mazda Motor Corp.	2,491,300	49,640,198
McDonald’s Holdings Co. Japan Ltd.[a]	312,900	7,413,144
Medipal Holdings Corp.	624,100	10,984,781
MEIJI Holdings Co. Ltd.	542,804	43,136,444
Minebea Co. Ltd.	1,522,000	16,976,275
Miraca Holdings Inc.	268,600	12,041,649
Mitsubishi Chemical Holdings Corp.	6,225,700	39,229,520
Mitsubishi Corp.	6,225,700	114,144,282
Mitsubishi Electric Corp.	9,101,000	95,780,153
Mitsubishi Estate Co. Ltd.	5,700,000	123,139,838
Mitsubishi Gas Chemical Co. Inc.	1,581,000	8,882,685
Mitsubishi Heavy Industries Ltd.	14,021,000	71,351,117
Mitsubishi Logistics Corp.	477,000	6,901,529
Mitsubishi Materials Corp.	5,646,000	19,837,613
Mitsubishi Motors Corp.	2,958,100	26,473,984
Mitsubishi Tanabe Pharma Corp.	1,036,100	17,652,551
Mitsubishi UFJ Financial Group Inc.	58,487,280	383,178,318
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,180,100	11,544,097
Mitsui & Co. Ltd.	7,781,700	99,338,793
Mitsui Chemicals Inc.	3,693,000	14,107,918
Mitsui Fudosan Co. Ltd.	4,257,000	116,765,444
Mitsui OSK Lines Ltd.	4,695,000	12,644,500
Mixi Inc.	178,400	6,859,548
Mizuho Financial Group Inc.	105,748,760	219,340,498
MS&AD Insurance Group Holdings Inc.	2,238,488	66,630,610
Murata Manufacturing Co. Ltd.	936,400	134,669,335
Nabtesco Corp.	475,400	9,620,276
Nagoya Railroad Co. Ltd.	4,655,000	19,364,491
NEC Corp.	11,447,000	35,571,784
Nexon Co. Ltd.	615,000	8,602,610
NGK Insulators Ltd.	1,581,000	34,535,040
NGK Spark Plug Co. Ltd.	779,700	19,196,094
NH Foods Ltd.	732,000	15,352,741
NHK Spring Co. Ltd.	624,100	6,418,132
Nidec Corp.	988,100	75,109,520

Security	Shares	Value

Nikon Corp.	1,674,800	$21,817,158
Nintendo Co. Ltd.	483,000	77,968,428
Nippon Building Fund Inc.	6,241	29,737,518
Nippon Electric Glass Co. Ltd.	1,670,500	8,264,251
Nippon Express Co. Ltd.	4,164,000	21,635,202
Nippon Paint Holdings Co. Ltd.	693,200	14,803,202
Nippon Prologis REIT Inc.	6,241	11,031,326
Nippon Steel & Sumitomo Metal Corp.	3,429,835	70,230,970
Nippon Telegraph & Telephone Corp.	3,424,900	127,318,015
Nippon Yusen KK	7,291,000	19,213,076
Nissan Motor Co. Ltd.	11,517,800	120,880,826
Nisshin Seifun Group Inc.	1,017,197	15,661,504
Nissin Foods Holdings Co. Ltd.	268,600	12,486,812
Nitori Holdings Co. Ltd.	319,600	25,133,657
Nitto Denko Corp.	772,300	50,072,303
NOK Corp.	464,800	11,061,990
Nomura Holdings Inc.	16,678,500	105,813,628
Nomura Real Estate Holdings Inc.	575,600	12,396,805
Nomura Real Estate Master Fund Inc.[b]	16,110	20,412,007
Nomura Research Institute Ltd.	516,470	21,270,817
NSK Ltd.	2,241,400	26,783,499
NTT Data Corp.	575,691	28,862,072
NTT DOCOMO Inc.	6,718,817	131,258,430
NTT Urban Development Corp.	468,500	4,685,971
Obayashi Corp.	2,778,000	24,493,822
Odakyu Electric Railway Co. Ltd.	3,118,000	30,695,538
Oji Holdings Corp.	4,191,000	21,844,947
Olympus Corp.	1,172,800	39,895,123
Omron Corp.	931,900	31,159,863
Ono Pharmaceutical Co. Ltd.	365,300	50,492,679
Oracle Corp. Japan	158,100	7,231,920
Oriental Land Co. Ltd./Japan	899,400	55,018,610
ORIX Corp.	6,070,100	89,611,628
Osaka Gas Co. Ltd.	8,826,000	34,974,876
Otsuka Corp.	194,900	9,480,530
Otsuka Holdings Co. Ltd.	1,740,200	58,316,709
Panasonic Corp.	10,221,368	121,546,825
Park24 Co. Ltd.	468,500	9,876,644
Rakuten Inc.	4,149,600	58,027,346

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Recruit Holdings Co. Ltd.	624,100	$20,169,795
Resona Holdings Inc.	10,118,600	53,965,867
Ricoh Co. Ltd.	3,269,300	35,463,134
Rinnai Corp.	158,100	12,616,557
Rohm Co. Ltd.	422,100	21,091,883
Ryohin Keikaku Co. Ltd.	109,000	22,066,460
Sankyo Co. Ltd.	268,600	10,416,805
Sanrio Co. Ltd.	182,600	4,879,925
Santen Pharmaceutical Co. Ltd.	1,713,300	23,440,301
SBI Holdings Inc./Japan	1,064,180	12,178,434
Secom Co. Ltd.	978,100	65,790,244
Sega Sammy Holdings Inc.	787,338	8,344,772
Seibu Holdings Inc.	645,700	13,168,160
Seiko Epson Corp.	1,246,500	19,181,690
Sekisui Chemical Co. Ltd.	1,681,000	20,003,447
Sekisui House Ltd.	2,646,900	44,405,627
Seven & I Holdings Co. Ltd.	3,424,980	156,412,387
Seven Bank Ltd.	2,646,900	12,151,503
Sharp Corp./Japan[a,b]	6,669,000	7,350,131
Shikoku Electric Power Co. Inc.	779,700	13,335,826
Shimadzu Corp.	867,000	13,614,792
Shimamura Co. Ltd.	145,400	16,470,835
Shimano Inc.	367,000	58,330,723
Shimizu Corp.	2,686,000	23,660,394
Shin-Etsu Chemical Co. Ltd.	1,868,900	112,033,334
Shinsei Bank Ltd.	7,797,000	16,475,948
Shionogi & Co. Ltd.	1,385,900	57,319,469
Shiseido Co. Ltd.	1,682,600	40,309,895
Shizuoka Bank Ltd. (The)	3,129,000	31,685,420
Showa Shell Sekiyu KK	779,900	6,915,210
SMC Corp./Japan	239,300	62,147,603
SoftBank Group Corp.	4,410,700	248,431,969
Sompo Japan Nipponkoa Holdings Inc.	1,548,250	49,112,915
Sony Corp.	5,722,700	165,030,006
Sony Financial Holdings Inc.	874,700	15,830,493
Stanley Electric Co. Ltd.	719,900	13,864,078
Sumitomo Chemical Co. Ltd.	6,537,000	37,865,034
Sumitomo Corp.	5,136,700	56,634,592
Sumitomo Dainippon Pharma Co. Ltd.	779,700	8,677,333
Sumitomo Electric Industries Ltd.	3,424,900	47,240,489
Sumitomo Heavy Industries Ltd.	2,686,000	12,241,972
Sumitomo Metal Mining Co. Ltd.	2,083,000	26,073,101

Security	Shares	Value

Sumitomo Mitsui Financial Group Inc.	5,867,500	$236,304,537
Sumitomo Mitsui Trust Holdings Inc.	15,479,600	59,994,273
Sumitomo Realty & Development Co. Ltd.	1,653,000	54,846,588
Sumitomo Rubber Industries Ltd.	779,700	11,707,615
Suntory Beverage & Food Ltd.	624,100	25,393,255
Suruga Bank Ltd.	1,355,300	26,931,920
Suzuken Co. Ltd./Aichi Japan	341,124	13,158,751
Suzuki Motor Corp.	1,614,300	53,375,239
Sysmex Corp.	633,900	36,613,076
T&D Holdings Inc.	2,646,900	35,138,461
Taiheiyo Cement Corp.	6,006,000	19,908,017
Taisei Corp.	4,685,000	30,670,396
Taisho Pharmaceutical Holdings Co. Ltd.	115,100	7,229,816
Taiyo Nippon Sanso Corp.	660,800	6,883,162
Takashimaya Co. Ltd.	1,506,000	13,565,544
Takeda Pharmaceutical Co. Ltd.	3,585,000	176,167,806
TDK Corp.	575,600	37,061,628
Teijin Ltd.	4,221,000	15,040,646
Terumo Corp.	1,402,100	41,943,907
THK Co. Ltd.	468,500	8,917,709
Tobu Railway Co. Ltd.	4,685,000	22,789,269
Toho Co. Ltd./Tokyo	468,500	12,268,158
Toho Gas Co. Ltd.	1,581,000	9,747,371
Tohoku Electric Power Co. Inc.	2,110,600	29,872,839
Tokio Marine Holdings Inc.	3,151,600	122,538,282
Tokyo Electric Power Co. Inc.[b]	6,657,600	45,735,657
Tokyo Electron Ltd.	779,700	47,192,283
Tokyo Gas Co. Ltd.	10,891,000	54,294,805
Tokyo Tatemono Co. Ltd.	870,500	10,885,308
Tokyu Corp.	5,522,000	45,072,882
Tokyu Fudosan Holdings Corp.	2,335,700	16,548,776
TonenGeneral Sekiyu KK	1,581,000	16,494,543
Toppan Printing Co. Ltd.	2,686,000	24,261,363
Toray Industries Inc.	6,638,000	58,445,204
Toshiba Corp.[b]	18,689,000	53,136,075
TOTO Ltd.	721,100	24,679,039
Toyo Seikan Group Holdings Ltd.	729,100	14,210,426
Toyo Suisan Kaisha Ltd.	326,900	12,136,002
Toyoda Gosei Co. Ltd.	268,600	6,227,825
Toyota Industries Corp.	777,800	41,315,086

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Toyota Motor Corp.	12,506,500	$774,071,253
Toyota Tsusho Corp.	1,036,100	23,903,065
Trend Micro Inc./Japan	468,500	18,382,826
Unicharm Corp.	1,792,400	38,543,841
United Urban Investment Corp.	10,909	15,196,212
USS Co. Ltd.	1,036,180	18,469,635
West Japan Railway Co.	773,700	54,689,546
Yahoo Japan Corp.	6,670,122	28,465,820
Yakult Honsha Co. Ltd.	365,900	19,526,795
Yamada Denki Co. Ltd.	3,552,250	16,101,767
Yamaguchi Financial Group Inc.	1,515,000	18,768,801
Yamaha Corp.	729,100	18,276,590
Yamaha Motor Co. Ltd.	1,246,500	28,323,207
Yamato Holdings Co. Ltd.	1,557,700	30,857,111
Yamazaki Baking Co. Ltd.	364,000	7,067,346
Yaskawa Electric Corp.	1,090,900	13,080,856
Yokogawa Electric Corp.	1,090,900	12,285,337
Yokohama Rubber Co. Ltd. (The)	736,500	14,281,417

		13,322,947,136
NETHERLANDS — 2.93%
Aegon NV	8,340,455	51,631,248
Akzo Nobel NV	1,136,447	80,909,005
Altice NV Class Aa,b	1,731,864	30,131,385
Altice NV Class Bb	405,845	7,240,315
ASML Holding NV	1,599,439	149,490,683
Boskalis Westminster	389,657	19,040,277
Delta Lloyd NV	989,786	7,850,377
Fiat Chrysler Automobiles NVb	4,118,600	61,055,794
Gemalto NVa	365,728	23,048,285
Heineken Holding NV	468,444	37,738,849
Heineken NV	1,065,890	97,868,442
ING Groep NV CVA	17,738,621	259,339,429
Koninklijke Ahold NV	4,106,518	84,011,640
Koninklijke DSM NV	833,656	44,718,817
Koninklijke KPN NV	14,734,741	54,364,290
Koninklijke Philips NV	4,294,852	116,662,554
Koninklijke Vopak NV	322,417	13,026,478
NN Group NV	1,094,612	34,545,795
OCI NVb	393,736	11,188,845
Randstad Holding NV	578,113	34,695,823
RELX NV	4,831,468	82,991,622
TNT Express NV	2,198,046	18,574,749

Security	Shares	Value

Unilever NV CVA	7,475,716	$339,571,044
Wolters Kluwer NV	1,390,007	47,284,842

		1,706,980,588
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	4,297,294	15,293,710
Contact Energy Ltd.	3,368,696	11,829,359
Fletcher Building Ltd.	3,141,278	15,855,401
Meridian Energy Ltd.	5,546,178	8,330,648
Mighty River Power Ltd.	3,179,452	6,023,409
Ryman Healthcare Ltd.	1,729,096	9,230,562
Spark New Zealand Ltd.	8,394,725	19,084,368

		85,647,457
NORWAY — 0.57%
DNB ASA	4,489,842	57,411,060
Gjensidige Forsikring ASA	921,322	14,067,314
Norsk Hydro ASA	6,173,723	22,223,593
Orkla ASA	3,735,927	31,898,736
Seadrill Ltd.[a]	1,744,582	10,968,324
Statoil ASA	5,133,802	82,632,990
Subsea 7 SAb	1,297,942	10,161,982
Telenor ASA	3,456,287	65,475,762
Yara International ASA	827,945	37,738,825

		332,578,586
PORTUGAL — 0.15%
Banco Comercial Portugues SA Registered[a,b]	173,897,173	10,046,597
EDP — Energias de Portugal SA	10,293,206	38,295,478
Galp Energia SGPS SA	1,804,685	19,610,507
Jeronimo Martins SGPS SA	1,179,652	16,660,169

		84,612,751
SINGAPORE — 1.28%
Ascendas REIT	9,804,500	16,731,706
CapitaLand Commercial Trust Ltd.	9,804,500	9,871,007
CapitaLand Ltd.	12,451,400	27,561,114
CapitaLand Mall Trust[a]	10,966,400	15,504,086
City Developments Ltd.	2,464,600	13,972,813
ComfortDelGro Corp. Ltd.	9,804,500	21,282,171
DBS Group Holdings Ltd.	7,953,200	98,073,377
Genting Singapore PLC	27,701,900	16,120,706

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Global Logistic Properties Ltd.	14,629,800	$23,399,323
Golden Agri-Resources Ltd.	31,904,894	8,884,619
Hutchison Port Holdings Trust	24,745,500	13,733,752
Jardine Cycle & Carriage Ltd.[a]	427,254	9,951,464
Keppel Corp. Ltd.[a]	6,848,100	34,619,456
Noble Group Ltd.[a]	21,011,127	7,576,308
Oversea-Chinese Banking Corp. Ltd.	13,630,598	87,885,969
SembCorp Industries Ltd.[a]	4,358,500	11,141,328
Sembcorp Marine Ltd[a]	3,424,900	5,722,432
Singapore Airlines Ltd.	2,646,900	20,411,653
Singapore Exchange Ltd.[a]	3,736,100	19,687,553
Singapore Press Holdings Ltd.[a]	6,794,750	19,358,124
Singapore Technologies Engineering Ltd.	7,314,900	17,288,339
Singapore Telecommunications Ltd.	36,728,485	104,376,559
StarHub Ltd.	2,491,300	6,403,913
Suntec REIT[a]	11,362,200	13,386,383
United Overseas Bank Ltd.	5,914,500	85,856,326
UOL Group Ltd.[a]	2,335,700	10,940,515
Wilmar International Ltd.	8,870,900	19,825,717
Yangzijiang Shipbuilding Holdings Ltd.	8,559,700	7,639,861

		747,206,574
SPAIN — 3.40%
Abertis Infraestructuras SAa	2,174,078	36,288,109
ACS Actividades de Construccion y Servicios SA	900,903	30,795,926
Aena SAb,d	312,151	34,998,991
Amadeus IT Holding SA Class A	2,084,015	89,229,685
Banco Bilbao Vizcaya Argentaria SA	29,106,042	252,071,627
Banco Bilbao Vizcaya Argentaria SA New[b]	313,755	2,717,262
Banco de Sabadell SAa	22,844,404	44,388,495
Banco Popular Espanol SA	8,111,114	31,055,163
Banco Santander SA	66,013,459	371,901,060
Bankia SA	21,473,360	27,800,485
Bankinter SA	3,142,108	22,897,725
CaixaBank SA	11,846,836	45,698,439
Distribuidora Internacional de Alimentacion SA	2,924,234	18,696,719

Security	Shares	Value

Enagas SA	661,825	$20,145,049
Endesa SA	1,454,864	32,544,093
Ferrovial SA	2,070,058	52,502,399
Gas Natural SDG SA	1,690,024	36,796,308
Grifols SA	688,157	32,064,085
Iberdrola SA	25,279,654	181,429,850
Industria de Diseno Textil SA	5,033,369	189,627,611
International Consolidated Airlines Group SAb	3,793,285	34,150,560
Mapfre SA	4,875,703	14,568,984
Red Electrica Corp. SA	383,283	33,956,168
Repsol SA	4,961,535	62,891,725
Telefonica SA	20,537,450	272,920,964
Zardoya Otis SA	850,858	10,526,884

		1,982,664,366
SWEDEN — 2.85%
Alfa Laval AB	1,416,937	25,081,485
Assa Abloy AB	4,599,333	92,084,703
Atlas Copco AB Class A	3,060,481	80,378,198
Atlas Copco AB Class B	1,809,951	44,124,610
Boliden AB	1,251,775	24,118,666
Electrolux AB Class B	1,109,632	32,932,388
Getinge AB Class B	925,314	23,310,073
Hennes & Mauritz AB Class B	4,354,436	170,414,274
Hexagon AB Class B	1,193,452	41,716,952
Husqvarna AB Class B	1,929,780	12,806,942
ICA Gruppen ABa	351,724	12,600,998
Industrivarden AB Class C	692,539	12,682,894
Investment AB Kinnevik Class B	1,076,939	34,625,613
Investor AB Class B	2,092,927	78,235,654
Lundin Petroleum ABb	1,011,587	14,713,430
Millicom International Cellular SA SDR	305,044	17,136,597
Nordea Bank AB	13,957,660	155,341,731
Sandvik AB	4,883,578	45,954,561
Securitas AB Class B	1,427,669	18,764,433
Skandinaviska Enskilda Banken AB Class A	6,975,950	73,859,569
Skanska AB Class B	1,714,132	33,612,609
SKF AB Class B	1,811,507	32,087,181
Svenska Cellulosa AB SCA Class B	2,698,336	80,082,991

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Svenska Handelsbanken AB Class A	6,877,123	$94,114,521
Swedbank AB Class A	4,178,596	96,505,418
Swedish Match AB	927,546	29,352,618
Tele2 AB Class B	1,478,551	14,888,335
Telefonaktiebolaget LM Ericsson Class B	14,020,764	137,632,500
TeliaSonera AB	12,003,485	61,820,220
Volvo AB Class B	7,056,157	73,753,106

		1,664,733,270
SWITZERLAND — 9.32%
ABB Ltd. Registered	10,091,571	191,030,905
Actelion Ltd. Registered	472,249	65,825,019
Adecco SA Registered	778,136	58,098,716
Aryzta AG	399,994	18,097,624
Baloise Holding AG Registered	221,860	26,715,478
Barry Callebaut AG Registered	10,909	13,136,173
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4,455	27,274,588
Chocoladefabriken Lindt & Sprungli AG Registered	393	29,233,300
Cie. Financiere Richemont SA Class A Registered	2,397,543	206,250,719
Credit Suisse Group AG Registered	7,125,519	178,400,009
Dufry AG Registered[a,b]	185,158	21,732,468
EMS-Chemie Holding AG Registered	37,605	15,965,197
Geberit AG Registered	173,076	56,062,051
Givaudan SA Registered	43,585	78,260,664
Julius Baer Group Ltd.	1,018,383	50,746,105
Kuehne + Nagel International AG Registered	242,437	33,718,603
LafargeHolcim Ltd. Registered	1,983,178	112,160,460
Lonza Group AG Registered	244,343	35,991,482
Nestle SA Registered	14,832,328	1,137,533,854
Novartis AG Registered	10,460,986	953,507,068
Pargesa Holding SA Bearer	136,962	8,725,553
Partners Group Holding AG	79,317	28,805,971
Roche Holding AG	3,227,973	878,584,992
Schindler Holding AG Participation Certificates	228,783	37,273,700

Security	Shares	Value

Schindler Holding AG Registered	66,284	$10,812,546
SGS SA Registered	27,300	52,176,718
Sika AG Bearer	9,701	31,924,975
Sonova Holding AG Registered	245,899	33,676,252
Sulzer AG Registered[a]	108,171	10,962,498
Swatch Group AG (The) Bearer	141,630	55,588,787
Swatch Group AG (The) Registered	235,015	17,046,485
Swiss Life Holding AG Registered	147,856	35,413,443
Swiss Prime Site AG Registered	301,554	23,127,043
Swiss Re AG	1,630,977	152,053,549
Swisscom AG Registered	118,544	61,331,413
Syngenta AG Registered	429,541	145,017,748
Transocean Ltd.[a]	1,685,437	25,818,005
UBS Group AG	16,783,615	336,779,006
Zurich Insurance Group AG	691,126	183,201,850

		5,438,061,017
UNITED KINGDOM — 20.01%
3i Group PLC	4,465,709	34,553,155
Aberdeen Asset Management PLC	4,254,835	22,782,224
Admiral Group PLC	936,818	23,337,222
Aggreko PLC	1,167,992	16,514,209
Amec Foster Wheeler PLC	1,706,039	18,733,465
Anglo American PLC	6,407,157	54,087,206
Antofagasta PLC	1,845,739	15,008,187
ARM Holdings PLC	6,498,978	102,879,416
Ashtead Group PLC	2,301,732	35,547,930
Associated British Foods PLC	1,633,824	87,179,200
AstraZeneca PLC	5,797,873	371,645,324
Aviva PLC	18,432,739	138,352,082
Babcock International Group PLC	1,138,760	16,953,868
BAE Systems PLC	14,447,189	98,240,734
Barclays PLC	76,550,750	274,281,800
Barratt Developments PLC	4,547,414	43,016,012
BG Group PLC	15,657,135	247,853,878
BHP Billiton PLC	9,690,878	155,727,305
BP PLC	83,776,736	499,942,561
British American Tobacco PLC	8,572,973	511,001,362
British Land Co. PLC (The)	4,440,899	59,703,423
BT Group PLC	38,354,887	275,443,937

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Bunzl PLC	1,504,627	$43,198,414
Burberry Group PLC	2,046,497	41,972,878
Capita PLC	3,012,527	59,319,938
Carnival PLC	839,875	46,916,188
Centrica PLC	23,080,997	80,596,222
Cobham PLC	5,157,468	22,103,400
Coca-Cola HBC AG	910,257	21,789,902
Compass Group PLC	7,652,161	132,243,319
Croda International PLC	628,743	28,140,454
Diageo PLC	11,557,368	335,297,023
Direct Line Insurance Group PLC	6,246,986	38,051,081
Dixons Carphone PLC	4,494,510	32,020,297
easyJet PLC	731,798	19,778,294
Experian PLC	4,530,298	77,522,200
Fresnillo PLC	1,030,259	11,615,257
G4S PLC	7,123,036	26,698,968
GKN PLC	7,703,526	34,169,100
GlaxoSmithKline PLC	22,342,798	484,812,088
Glencore PLC	56,102,996	97,476,097
Hammerson PLC	3,566,067	35,054,798
Hargreaves Lansdown PLC	1,185,876	26,446,368
HSBC Holdings PLC	89,484,191	701,499,694
ICAP PLC	2,557,855	17,381,536
IMI PLC	1,234,470	18,169,083
Imperial Tobacco Group PLC	4,403,682	237,968,487
Inmarsat PLC	2,017,411	30,689,525
InterContinental Hotels Group PLC	1,081,607	43,447,961
Intertek Group PLC	731,567	29,658,076
Intu Properties PLC	4,155,094	22,209,665
Investec PLC	2,550,726	21,351,218
ITV PLC	17,561,786	68,456,957
J Sainsbury PLC[a]	6,056,507	24,918,162
Johnson Matthey PLC	946,218	37,775,595
Kingfisher PLC	10,878,310	59,322,399
Land Securities Group PLC	3,622,942	74,920,646
Legal & General Group PLC	27,186,752	109,838,507
Lloyds Banking Group PLC	261,743,716	298,043,774
London Stock Exchange Group PLC	1,437,999	56,520,491
Marks & Spencer Group PLC	7,510,548	59,504,327
Meggitt PLC	3,647,949	19,921,433
Melrose Industries PLC	4,548,552	18,699,964

Security	Shares	Value

Merlin Entertainments PLC[d]	3,173,264	$20,328,461
Mondi PLC	1,683,881	39,112,789
National Grid PLC	17,315,031	247,303,721
Next PLC	706,560	87,296,854
Old Mutual PLC	22,583,004	74,044,237
Pearson PLC	3,764,610	50,088,131
Persimmon PLC	1,424,005	43,852,689
Petrofac Ltd.	1,199,251	15,613,390
Prudential PLC	11,777,485	276,293,005
Randgold Resources Ltd.	424,462	28,633,933
Reckitt Benckiser Group PLC	2,970,914	291,080,298
RELX PLC	5,250,845	94,231,235
Rexam PLC	3,163,410	26,382,066
Rio Tinto PLC	5,840,671	212,744,421
Rolls-Royce Holdings PLC	8,637,279	91,708,419
Royal Bank of Scotland Group PLC[b]	14,859,869	72,887,832
Royal Dutch Shell PLC Class A	17,905,732	467,345,797
Royal Dutch Shell PLC Class B	11,165,930	293,159,099
Royal Mail PLC	3,295,383	22,663,039
RSA Insurance Group PLC	4,633,687	30,120,708
SABMiller PLC	4,455,763	274,914,991
Sage Group PLC (The)	5,043,863	42,454,071
Schroders PLC	569,598	26,241,053
SEGRO PLC	3,363,091	23,362,409
Severn Trent PLC	1,109,632	38,438,621
Shire PLC	2,712,867	206,345,164
Sky PLC	4,748,172	80,370,478
Smith & Nephew PLC	4,102,089	70,321,417
Smiths Group PLC	1,798,175	26,715,702
Sports Direct International PLC[b]	1,238,797	13,334,983
SSE PLC	4,566,044	106,834,687
St. James’s Place PLC	2,415,204	35,976,226
Standard Chartered PLC	11,635,820	129,638,109
Standard Life PLC	8,976,821	58,352,712
Tate & Lyle PLC	2,157,180	19,905,993
Taylor Wimpey PLC	14,913,698	45,604,751
Tesco PLC[b]	37,314,341	105,632,558
Travis Perkins PLC	1,122,700	33,221,465
TUI AG	2,240,623	41,836,433
Tullow Oil PLC[b]	4,208,155	13,186,615

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Security	Shares	Value

Unilever PLC	5,892,036	$263,253,032
United Utilities Group PLC	3,165,448	48,324,950
Vodafone Group PLC	121,701,150	402,693,917
Weir Group PLC (The)	966,839	15,932,288
Whitbread PLC	829,501	63,618,465
William Hill PLC	3,998,776	19,583,165
Wm Morrison Supermarkets PLC	10,038,776	26,124,033
Wolseley PLC	1,201,758	70,843,293
WPP PLC	6,046,097	136,142,020

		11,672,398,011

TOTAL COMMON STOCKS
(Cost: $56,443,218,211)		57,654,845,256

PREFERRED STOCKS — 0.51%

GERMANY — 0.43%
Bayerische Motoren Werke AG	250,567	20,374,429
Fuchs Petrolub SE	328,388	15,821,509
Henkel AG & Co. KGaA	791,948	86,345,274
Porsche Automobil Holding SE	706,560	33,249,368
Volkswagen AG	768,631	92,803,169

		248,593,749
IRELAND — 0.00%
Ryanair Holdings PLC	177,504	57,687

		57,687
ITALY — 0.08%
Intesa Sanpaolo SpA RSP	5,404,934	17,350,450
Telecom Italia SpA RSP	27,946,773	31,581,449

		48,931,899
UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC	800,675,763	1,236,563

		1,236,563

TOTAL PREFERRED STOCKS
(Cost: $334,069,202)		298,819,898

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAb	66,013,459	3,646,089

		3,646,089

Security	Shares	Value

TOTAL RIGHTS		$3,646,089
(Cost: $3,743,788)

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	341,509,453	341,509,453
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	17,670,973	17,670,973
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	8,367,735	8,367,735

		367,548,161

TOTAL SHORT-TERM INVESTMENTS
(Cost: $367,548,161)		367,548,161

TOTAL INVESTMENTS IN SECURITIES — 99.96% (Cost: $57,148,579,362)		58,324,859,404
Other Assets, Less Liabilities — 0.04%		20,458,695

NET ASSETS — 100.00%		$58,345,318,099

SDR	— Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2015

Open futures contracts as of October 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	487	Dec. 2015	Sydney Futures	$45,481,222	$1,868,579
Euro Stoxx 50	3,201	Dec. 2015	NYSE LIFFE — London	120,329,572	9,028,451
FTSE 100 Index	1,107	Dec. 2015	ICE Futures Europe	108,049,872	4,924,887
TOPIX Index	726	Dec. 2015	Tokyo Stock	93,761,840	7,020,604

					$22,842,521

See accompanying notes to schedules of investments.

224

Schedule of Investments   (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.10%

AUSTRALIA — 6.25%
Alumina Ltd.	763,200	$590,787
Amcor Ltd./Australia	362,880	3,533,940
AMP Ltd.	902,016	3,687,503
APA Group	338,500	2,221,826
Aristocrat Leisure Ltd.	166,032	1,104,006
Asciano Ltd.	292,555	1,711,532
ASX Ltd.	37,656	1,107,403
Aurizon Holdings Ltd.	652,104	2,405,309
Boral Ltd.	240,120	923,380
Brambles Ltd.	478,584	3,544,207
Caltex Australia Ltd.	81,648	1,840,756
Coca-Cola Amatil Ltd.	84,672	550,328
Cochlear Ltd.	17,208	1,092,043
Commonwealth Bank of Australia	515,088	28,197,470
Computershare Ltd.	91,944	709,108
Crown Resorts Ltd.	110,952	907,159
CSL Ltd.	141,840	9,491,149
Flight Centre Travel Group Ltd.[a]	16,992	460,066
Goodman Group	546,552	2,366,921
Harvey Norman Holdings Ltd.	56,376	160,081
Healthscope Ltd.	337,176	649,507
Iluka Resources Ltd.	129,600	593,613
James Hardie Industries PLC	136,656	1,784,199
Macquarie Group Ltd.	90,936	5,560,069
Medibank Pvt Ltd.	543,672	915,403
Newcrest Mining Ltd.[b]	233,064	2,046,901
Origin Energy Ltd.	260,002	1,020,241
Platinum Asset Management Ltd.	70,776	373,664
Qantas Airways Ltd.	160,501	452,313
QBE Insurance Group Ltd.	145,656	1,376,917
Ramsay Health Care Ltd.	43,056	1,904,842
REA Group Ltd.	15,840	542,789
Santos Ltd.	105,408	439,188
Seek Ltd.	99,720	912,793
Sonic Healthcare Ltd.	116,352	1,600,458
Sydney Airport	333,648	1,535,365
Tatts Group Ltd.	214,920	607,205
Telstra Corp. Ltd.	1,287,216	4,959,167

Security	Shares	Value

TPG Telecom Ltd.	87,696	$691,988
Transurban Group	582,768	4,340,699
Treasury Wine Estates Ltd.	229,378	1,158,640
Wesfarmers Ltd.	339,480	9,545,181
Westpac Banking Corp.	329,688	7,381,075
Westpac Banking Corp. New[b]	14,334	311,400
Woolworths Ltd.	382,248	6,575,154

		123,883,745
AUSTRIA — 0.19%
Andritz AG	24,120	1,220,303
Erste Group Bank AGb	84,888	2,500,887

		3,721,190
BELGIUM — 2.11%
Anheuser-Busch InBev SA/NV	244,584	29,368,539
Colruyt SA	20,952	1,042,318
Solvay SA	17,928	2,035,868
Telenet Group Holding NV(b)	15,912	930,185
UCB SA	38,808	3,374,668
Umicore SA	10,080	430,363

		41,826,106
DENMARK — 2.75%
Carlsberg A/S Class B	21,384	1,761,095
Coloplast A/S Class B	33,336	2,402,728
Danske Bank A/S	107,064	2,957,613
DSV A/S	53,784	2,190,810
ISS A/S	45,144	1,596,142
Novo Nordisk A/S Class B	595,440	31,777,615
Novozymes A/S Class B	70,920	3,303,759
Pandora A/S	33,480	3,880,510
Vestas Wind Systems A/S	68,544	4,013,426
William Demant Holding A/Sb	7,416	647,000

		54,530,698
FINLAND — 0.71%
Kone OYJ Class Ba	102,312	4,391,917
Nokia OYJ	1,121,616	8,387,984
Wartsila OYJ Abp	28,872	1,239,380

		14,019,281
FRANCE — 8.87%
Accor SA	63,648	3,180,769
Aeroports de Paris	8,928	1,127,756
Air Liquide SA	103,968	13,540,611

225

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2015

Security	Shares	Value

Airbus Group SE	179,712	$12,578,157
Alcatel-Lucent[a,b]	848,237	3,465,982
Alstom SAb	65,808	2,156,128
Atos SE	26,136	2,094,601
Bollore SA	262,656	1,306,224
Bouygues SA	61,488	2,340,957
Bureau Veritas SA	79,992	1,817,631
Cap Gemini SA	47,376	4,240,616
Carrefour SA	166,392	5,453,493
Christian Dior SE	16,488	3,262,033
Cie. de Saint-Gobain	72,288	3,048,786
Cie. Generale des Etablissements Michelin Class B	27,864	2,788,665
Credit Agricole SA	108,144	1,376,194
Danone SA	175,608	12,300,614
Dassault Systemes	39,096	3,102,583
Edenred	62,136	1,147,980
Essilor International SA	62,208	8,218,682
Eurazeo SA	12,102	856,652
Groupe Eurotunnel SE Registered	144,720	2,037,479
Hermes International	8,020	3,103,854
Iliad SA	7,920	1,674,088
Ingenico Group SA	16,848	1,998,837
JCDecaux SA	23,184	948,858
Kering	8,064	1,501,426
Klepierre	57,168	2,726,529
L’Oreal SA	76,680	14,065,194
Legrand SA	80,928	4,464,493
LVMH Moet Hennessy Louis Vuitton SE	84,960	15,917,142
Numericable-SFR SAS[b]	29,819	1,357,110
Pernod Ricard SA	64,224	7,605,309
Peugeot SAb	46,800	828,454
Publicis Groupe SA	57,240	3,734,374
Remy Cointreau SA	7,632	534,421
Renault SA	20,448	1,936,460
Safran SA	88,560	6,760,880
SES SA	97,272	2,888,834
Societe BIC SA	8,712	1,395,919
Sodexo SA	28,368	2,537,334
Technip SA	10,224	536,519
Thales SA	31,680	2,307,241

Security	Shares	Value

Valeo SA	24,192	$3,760,024
Wendel SA	3,024	364,611
Zodiac Aerospace	61,488	1,562,223

		175,952,727

GERMANY — 10.13% adidas AG	63,648	5,733,680
Axel Springer SE	6,480	366,067
Bayer AG Registered	251,496	33,712,861
Bayerische Motoren Werke AG	35,280	3,638,431
Beiersdorf AG	31,176	2,976,526
Brenntag AG	47,088	2,858,266
Commerzbank AGb	324,144	3,584,238
Continental AG	33,552	8,105,726
Daimler AG Registered	190,152	16,587,762
Deutsche Boerse AG	58,968	5,455,392
Deutsche Lufthansa AG Registered[b]	35,208	522,327
Deutsche Post AG Registered	293,688	8,782,117
Deutsche Telekom AG Registered	965,232	18,131,473
Deutsche Wohnen AG Bearer	102,888	2,915,825
Evonik Industries AG	14,905	544,162
Fraport AG Frankfurt Airport Services Worldwide[a]	12,456	793,924
Fresenius Medical Care AG & Co. KGaA	66,528	6,018,110
Fresenius SE & Co. KGaA	115,992	8,552,716
GEA Group AG	55,368	2,230,282
HeidelbergCement AG	43,056	3,223,740
Henkel AG & Co. KGaA	30,960	2,873,139
HUGO BOSS AG	20,398	2,108,831
Infineon Technologies AG	347,400	4,296,142
Kabel Deutschland Holding AG	6,552	837,760
Lanxess AG	27,864	1,503,602
Linde AG	56,160	9,786,361
MAN SE	9,720	1,018,316
Merck KGaA	39,168	3,843,402
Osram Licht AG	27,000	1,595,965

226

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2015

Security	Shares	Value

ProSiebenSat.1 Media SE Registered	66,888	$3,634,543
QIAGEN NVb	67,464	1,644,002
RTL Group SAb	5,832	507,011
SAP SE	298,440	23,696,808
Symrise AG	38,232	2,529,756
ThyssenKrupp AG	111,096	2,251,339
United Internet AG Registered[c]	37,944	1,980,686
Volkswagen AGa	3,096	431,262
Vonovia SE	49,838	1,670,325

		200,942,875

HONG KONG — 2.63%
AIA Group Ltd.	3,657,600	21,520,569
ASM Pacific Technology Ltd.[a]	72,000	513,748
Cathay Pacific Airways Ltd.[a]	360,000	717,204
Cheung Kong Infrastructure Holdings Ltd.	216,000	2,010,864
Galaxy Entertainment Group Ltd.	720,000	2,475,839
Henderson Land Development Co. Ltd.	337,300	2,160,868
HKT Trust & HKT Ltd.	792,000	949,366
Hong Kong & China Gas Co. Ltd.	2,088,944	4,242,523
Hong Kong Exchanges and Clearing Ltd.	338,400	8,898,713
Li & Fung Ltd.[a]	576,400	468,551
Link REIT	684,000	4,099,534
MGM China Holdings Ltd.	288,000	422,147
MTR Corp. Ltd.	180,000	817,538
PCCW Ltd.	1,152,000	624,302
Shangri-La Asia Ltd.	432,666	397,489
Techtronic Industries Co. Ltd.	432,000	1,585,838
WH Group Ltd.[b,d]	648,000	358,695

		52,263,788

IRELAND — 0.39%
Bank of Ireland[b]	8,440,632	3,160,817
Kerry Group PLC Class A	48,816	3,987,724

Security	Shares	Value

Ryanair Holdings PLC	8,354	$653,184

		7,801,725

ISRAEL — 0.66%
Azrieli Group	11,880	466,299
Bank Leumi le-Israel BMb	215,712	819,877
Mizrahi Tefahot Bank Ltd.	20,808	252,884
NICE-Systems Ltd.	17,424	1,072,322
Teva Pharmaceutical Industries Ltd.	169,632	10,413,284

		13,024,666

ITALY — 1.88%
Atlantia SpA	81,648	2,272,850
Banca Monte dei Paschi di Siena SpA[a,b]	388,312	717,203
CNH Industrial NV	101,592	690,175
EXOR SpA	30,384	1,515,401
Finmeccanica SpA[b]	116,955	1,537,413
Intesa Sanpaolo SpA	3,861,648	13,513,959
Luxottica Group SpA	51,984	3,660,789
Prysmian SpA	60,552	1,314,364
Saipem SpA[a,b]	30,456	287,481
Telecom Italia SpA[b]	3,507,434	4,916,725
UniCredit SpA	724,464	4,705,642
Unione di Banche Italiane SpA	273,672	2,058,743

		37,190,745

JAPAN — 22.20%
ABC-Mart Inc.	7,200	403,928
Acom Co. Ltd.[b]	129,600	715,257
AEON Financial Service Co. Ltd.	36,000	908,390
Aeon Mall Co. Ltd.	21,610	364,062
Air Water Inc.	72,000	1,187,918
Ajinomoto Co. Inc.	159,000	3,566,712
Alps Electric Co. Ltd.	50,400	1,582,896
Amada Holdings Co. Ltd.	108,000	969,248
ANA Holdings Inc.	360,000	1,080,820
Asahi Glass Co. Ltd.	72,000	415,861
Asahi Group Holdings Ltd.	115,200	3,576,999
Asahi Kasei Corp.	144,000	890,789
ASICS Corp.	50,400	1,405,395

227

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2015

Security	Shares	Value

Astellas Pharma Inc.	640,800	$9,372,380
Bandai Namco Holdings Inc.	50,400	1,246,687
Benesse Holdings Inc.	21,600	582,623
Brother Industries Ltd.	72,000	929,571
Calbee Inc.	21,600	789,360
Casio Computer Co. Ltd.[a]	57,600	1,094,006
Central Japan Railway Co.	43,200	7,947,296
Chugai Pharmaceutical Co. Ltd.	72,000	2,332,878
COLOPL Inc.[a,b]	14,400	237,106
Dai-ichi Life Insurance Co. Ltd. (The)	208,800	3,659,515
Daicel Corp.	72,000	959,403
Daikin Industries Ltd.	72,000	4,677,688
Daito Trust Construction Co. Ltd.	21,600	2,351,970
Dentsu Inc.	43,200	2,452,206
Don Quijote Holdings Co. Ltd.	36,000	1,334,991
East Japan Railway Co.	64,800	6,212,853
Eisai Co. Ltd.	28,800	1,815,707
FANUC Corp.	64,800	11,574,593
Fast Retailing Co. Ltd.	15,600	5,737,129
Fuji Electric Co. Ltd.	144,000	647,955
Fuji Heavy Industries Ltd.	180,000	7,052,331
Fujitsu Ltd.	216,000	1,029,569
GungHo Online Entertainment Inc.[a]	122,400	400,646
Hakuhodo DY Holdings Inc.	72,000	763,704
Hamamatsu Photonics KK	43,200	1,109,758
Hankyu Hanshin Holdings Inc.	144,000	943,891
Hikari Tsushin Inc.	7,200	551,896
Hino Motors Ltd.	57,600	664,423
Hirose Electric Co. Ltd.	8,145	996,231
Hisamitsu Pharmaceutical Co. Inc.	7,200	281,019
Hitachi High-Technologies Corp.	21,600	586,203
Hitachi Ltd.	936,000	5,451,953
Hitachi Metals Ltd.	72,000	822,772
Hoya Corp.	129,600	5,400,940
Hulic Co. Ltd.	86,400	813,345

Security	Shares	Value

Idemitsu Kosan Co. Ltd.	14,400	$237,345
IHI Corp.	432,000	1,231,473
Isetan Mitsukoshi Holdings Ltd.	100,800	1,633,014
Isuzu Motors Ltd.	187,200	2,205,136
J Front Retailing Co. Ltd.	28,800	477,792
Japan Airport Terminal Co. Ltd.	14,400	787,570
Japan Exchange Group Inc.	172,800	2,812,341
JGC Corp.	72,000	1,147,943
JTEKT Corp.	64,800	1,128,731
Kajima Corp.	216,000	1,247,582
Kakaku.com Inc.	43,200	814,061
Kansai Electric Power Co. Inc. (The)[b]	223,200	2,881,671
Kansai Paint Co. Ltd.	72,000	1,105,581
Kao Corp.	151,200	7,817,168
Kawasaki Heavy Industries Ltd.	432,000	1,750,553
KDDI Corp.	266,400	6,503,538
Keihan Electric Railway Co. Ltd.	144,000	1,027,421
Keikyu Corp.	72,000	596,047
Keio Corp.	144,059	1,180,645
Keisei Electric Railway Co. Ltd.	72,000	894,369
Keyence Corp.	14,487	7,632,761
Kikkoman Corp.	38,000	1,201,326
Kintetsu Group Holdings Co. Ltd.	576,000	2,238,608
Koito Manufacturing Co. Ltd.	28,800	1,103,791
Komatsu Ltd.	288,000	4,777,924
Konami Holdings Corp.	21,600	493,663
Konica Minolta Inc.	136,800	1,418,163
Kose Corp.	7,200	709,410
Kubota Corp.	360,000	5,641,268
Kuraray Co. Ltd.	72,000	894,966
Kurita Water Industries Ltd.	14,400	327,319
Kyocera Corp.	36,000	1,641,666
Kyowa Hakko Kirin Co. Ltd.	35,000	580,651
Kyushu Electric Power Co. Inc.[b]	50,400	613,111
Lawson Inc.	21,600	1,609,149

228

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2015

Security	Shares	Value

LIXIL Group Corp.	43,200	$931,122
M3 Inc.	57,600	1,125,032
Mabuchi Motor Co. Ltd.	14,400	720,746
Makita Corp.	36,000	1,989,807
Marubeni Corp.	172,800	1,005,798
Mazda Motor Corp.	165,600	3,299,649
McDonald’s Holdings Co. Japan Ltd.[a]	7,200	170,580
MEIJI Holdings Co. Ltd.	36,000	2,860,907
Minebea Co. Ltd.	85,000	948,084
Miraca Holdings Inc.	14,400	645,569
Mitsubishi Chemical Holdings Corp.	280,800	1,769,383
Mitsubishi Electric Corp.	576,000	6,061,902
Mitsubishi Estate Co. Ltd.	241,000	5,206,439
Mitsubishi Heavy Industries Ltd.	432,000	2,198,394
Mitsubishi Logistics Corp.	30,000	434,058
Mitsui Chemicals Inc.	216,000	825,158
Mitsui Fudosan Co. Ltd.	178,500	4,896,085
Mixi Inc.	14,400	553,686
MS&AD Insurance Group Holdings Inc.	57,600	1,714,516
Murata Manufacturing Co. Ltd.	61,800	8,887,831
Nabtesco Corp.	36,000	728,502
Nagoya Railroad Co. Ltd.	144,000	599,030
NEC Corp.	504,000	1,566,190
Nexon Co. Ltd.	36,000	503,567
NGK Insulators Ltd.	72,000	1,572,753
NGK Spark Plug Co. Ltd.	54,400	1,339,320
NH Foods Ltd.	34,000	713,105
Nidec Corp.	64,800	4,925,713
Nintendo Co. Ltd.	11,000	1,775,678
Nippon Paint Holdings Co. Ltd.	43,200	922,531
Nippon Steel & Sumitomo Metal Corp.	79,200	1,621,738
Nissin Foods Holdings Co. Ltd.	7,200	334,717
Nitori Holdings Co. Ltd.	21,600	1,698,645
Nitto Denko Corp.	51,200	3,319,567
NOK Corp.	28,800	685,425

Security	Shares	Value

Nomura Research Institute Ltd.	39,600	$1,630,926
NSK Ltd.	151,200	1,806,757
NTT Data Corp.	36,000	1,804,848
NTT Urban Development Corp.	21,600	216,045
Obayashi Corp.	216,000	1,904,487
Odakyu Electric Railway Co. Ltd.	216,000	2,126,439
Olympus Corp.	79,200	2,694,145
Omron Corp.	57,600	1,925,966
Ono Pharmaceutical Co. Ltd.	23,500	3,248,229
Oracle Corp. Japan	14,400	658,695
Oriental Land Co. Ltd./Japan	61,200	3,743,761
Otsuka Corp.	14,400	700,460
Panasonic Corp.	432,000	5,137,104
Park24 Co. Ltd.	28,800	607,145
Rakuten Inc.	280,800	3,926,663
Recruit Holdings Co. Ltd.	43,200	1,396,147
Rinnai Corp.	7,200	574,568
Rohm Co. Ltd.	7,200	359,776
Ryohin Keikaku Co. Ltd.	7,200	1,457,601
Sanrio Co. Ltd.	14,400	384,835
Santen Pharmaceutical Co. Ltd.	108,000	1,477,589
Secom Co. Ltd.	43,200	2,905,775
Seibu Holdings Inc.	36,000	734,170
Sekisui Chemical Co. Ltd.	72,000	856,781
Seven & I Holdings Co. Ltd.	230,400	10,521,934
Seven Bank Ltd.	194,400	892,460
Sharp Corp./Japan[a,b]	504,000	555,475
Shikoku Electric Power Co. Inc.	14,400	246,295
Shimadzu Corp.	72,000	1,130,640
Shimano Inc.	22,100	3,512,559
Shimizu Corp.	216,000	1,902,697
Shin-Etsu Chemical Co. Ltd.	122,400	7,337,407
Shinsei Bank Ltd.	576,000	1,217,154
Shionogi & Co. Ltd.	93,600	3,871,204
Shiseido Co. Ltd.	57,600	1,379,918
SMC Corp./Japan	16,000	4,155,293

229

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2015

Security	Shares	Value

SoftBank Group Corp.	295,200	$16,627,093
Sompo Japan Nipponkoa Holdings Inc.	100,800	3,197,534
Sony Corp.	381,600	11,004,500
Sony Financial Holdings Inc.	57,649	1,043,343
Stanley Electric Co. Ltd.	14,400	277,320
Sumitomo Chemical Co. Ltd.	432,000	2,502,324
Sumitomo Dainippon Pharma Co. Ltd.	50,400	560,905
Sumitomo Electric Industries Ltd.	86,400	1,191,736
Sumitomo Heavy Industries Ltd.	72,000	328,154
Sumitomo Realty & Development Co. Ltd.	102,000	3,384,363
Suntory Beverage & Food Ltd.	43,200	1,757,713
Suruga Bank Ltd.	57,600	1,144,602
Suzuki Motor Corp.	108,000	3,570,914
Sysmex Corp.	43,200	2,495,165
Taiheiyo Cement Corp.	360,000	1,193,288
Taisei Corp.	216,000	1,414,046
Taiyo Nippon Sanso Corp.	50,400	524,987
TDK Corp.	36,000	2,317,961
Teijin Ltd.	288,000	1,026,227
Terumo Corp.	93,600	2,800,050
THK Co. Ltd.	36,000	685,246
Tobu Railway Co. Ltd.	72,000	350,230
Toho Co. Ltd./Tokyo	36,000	942,697
Toho Gas Co. Ltd.	72,000	443,903
Tokyo Electron Ltd.	50,400	3,050,521
Tokyo Tatemono Co. Ltd.	35,500	443,915
Tokyu Corp.	144,000	1,175,388
Tokyu Fudosan Holdings Corp.	64,800	459,117
TonenGeneral Sekiyu KK	72,000	751,175
Toray Industries Inc.	432,000	3,803,605
TOTO Ltd.	50,400	1,724,897
Toyo Suisan Kaisha Ltd.	7,200	267,296
Toyota Industries Corp.	50,400	2,677,141
Toyota Motor Corp.	417,600	25,846,732
Trend Micro Inc./Japan	14,400	565,022
Unicharm Corp.	115,200	2,477,265

Security	Shares	Value

USS Co. Ltd.	72,000	$1,283,381
Yahoo Japan Corp.	439,200	1,874,357
Yakult Honsha Co. Ltd.	28,800	1,536,955
Yamaha Motor Co. Ltd.	79,200	1,799,597
Yamato Holdings Co. Ltd.	108,000	2,139,416
Yamazaki Baking Co. Ltd.	15,000	291,237
Yaskawa Electric Corp.	72,000	863,344
Yokogawa Electric Corp.	64,800	729,755

		440,354,222

NETHERLANDS — 3.92%
Akzo Nobel NV	73,872	5,259,295
Altice NV Class Aa,b	116,785	2,031,853
Altice NV Class Bb	28,728	512,510
ASML Holding NV	105,912	9,899,007
Fiat Chrysler Automobiles NVb	272,808	4,044,216
Gemalto NVa	24,408	1,538,199
Heineken Holding NV	30,888	2,488,403
Heineken NV	70,272	6,452,271
Koninklijke Ahold NV	270,864	5,541,368
Koninklijke KPN NV	637,560	2,352,298
Koninklijke Vopak NV	21,096	852,333
NN Group NV	47,092	1,486,217
OCI NVb	25,272	718,158
Randstad Holding NV	38,808	2,329,087
RELX NV	310,752	5,337,883
TNT Express NV	148,824	1,257,648
Unilever NV CVA	495,504	22,507,384
Wolters Kluwer NV	92,304	3,139,970

		77,748,100

NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	293,400	1,044,186
Contact Energy Ltd.	222,801	782,378
Fletcher Building Ltd.	104,040	525,135
Ryman Healthcare Ltd.	114,264	609,984

		2,961,683

NORWAY — 0.07%
Norsk Hydro ASA	141,624	509,805
Yara International ASA	18,936	863,128

		1,372,933

230

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2015

Security	Shares	Value

PORTUGAL — 0.13%
Banco Comercial Portugues SA Registered[a,b]	5,979,240	$345,440
Galp Energia SGPS SA	114,120	1,240,079
Jeronimo Martins SGPS SA	77,040	1,088,032

		2,673,551

SINGAPORE — 1.24%
CapitaLand Ltd.	799,200	1,769,025
City Developments Ltd.	129,600	734,755
ComfortDelGro Corp. Ltd.	648,000	1,406,583
DBS Group Holdings Ltd.	338,400	4,172,915
Genting Singapore PLC	1,828,800	1,064,243
Global Logistic Properties Ltd.	979,200	1,566,161
Jardine Cycle & Carriage Ltd.[a]	34,622	806,405
Noble Group Ltd.[a]	1,476,081	532,253
Oversea-Chinese Banking Corp. Ltd.	316,800	2,042,630
Singapore Airlines Ltd.	165,600	1,277,030
Singapore Exchange Ltd.	241,400	1,272,069
Singapore Technologies Engineering Ltd.	468,000	1,106,091
Singapore Telecommunications Ltd.	1,569,600	4,460,555
StarHub Ltd.	187,200	481,200
United Overseas Bank Ltd.[a]	136,800	1,985,822

		24,677,737

SPAIN — 2.34%
Abertis Infraestructuras SA	68,945	1,150,779
ACS Actividades de Construccion y Servicios SA	28,368	969,715
Aena SAb,d	20,592	2,308,816
Amadeus IT Holding SA Class A	136,008	5,823,351
Banco Bilbao Vizcaya Argentaria SA	1,245,600	10,787,465

Security	Shares	Value

Banco Bilbao Vizcaya Argentaria SA New[b]	13,539	$117,254
Banco de Sabadell SA	1,493,928	2,902,821
Bankia SA	1,384,776	1,792,800
Bankinter SA	205,200	1,495,370
Distribuidora Internacional de Alimentacion SA	187,704	1,200,126
Endesa SA	30,175	674,989
Grifols SA	45,432	2,116,865
Industria de Diseno Textil SA	333,648	12,569,886
International Consolidated Airlines Group SAb	251,712	2,266,138
Zardoya Otis SA	26,480	327,613

		46,503,988

SWEDEN — 3.39%
Alfa Laval AB	88,632	1,568,893
Assa Abloy AB	304,776	6,102,017
Atlas Copco AB Class A	206,424	5,421,367
Atlas Copco AB Class B	115,056	2,804,938
Boliden AB	83,304	1,605,066
Electrolux AB Class B	73,152	2,171,053
Getinge AB Class B	60,840	1,532,653
Hennes & Mauritz AB Class B	289,008	11,310,555
Hexagon AB Class B	78,696	2,750,808
Husqvarna AB Class B	126,216	837,630
ICA Gruppen ABa	8,352	299,222
Industrivarden AB Class C	14,904	272,946
Investment AB Kinnevik Class B	70,704	2,273,266
Investor AB Class B	138,384	5,172,929
Lundin Petroleum ABb	65,808	957,171
Millicom International Cellular SA SDR	19,728	1,108,269
Securitas AB Class B	96,120	1,263,344
SKF AB Class B	120,168	2,128,533
Svenska Cellulosa AB SCA Class B	63,144	1,874,029
Swedish Match AB	60,192	1,904,803
Telefonaktiebolaget LM Ericsson Class B	925,344	9,083,486
Volvo AB Class B	465,912	4,869,854

		67,312,832

231

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2015

Security	Shares	Value

SWITZERLAND — 12.56%
ABB Ltd. Registered	666,432	$12,615,390
Actelion Ltd. Registered	31,248	4,355,542
Barry Callebaut AG Registered	648	780,295
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	288	1,763,206
Chocoladefabriken Lindt & Sprungli AG Registered	31	2,305,935
Cie. Financiere Richemont SA Class A Registered	158,616	13,645,079
Dufry AG Registered[b]	12,450	1,461,288
EMS-Chemie Holding AG Registered	2,520	1,069,866
Geberit AG Registered	11,520	3,731,510
Givaudan SA Registered	2,880	5,171,291
Julius Baer Group Ltd.	44,498	2,217,339
Kuehne + Nagel International AG Registered	16,560	2,303,197
LafargeHolcim Ltd. Registered	131,619	7,443,834
Lonza Group AG Registered	16,128	2,375,638
Nestle SA Registered	489,312	37,526,743
Novartis AG Registered	448,704	40,898,863
Partners Group Holding AG	4,824	1,751,957
Roche Holding AG	213,336	58,065,482
Schindler Holding AG Participation Certificates	14,328	2,334,341
Schindler Holding AG Registered	5,760	939,597
SGS SA Registered	1,656	3,165,005
Sika AG Bearer	648	2,132,500
Sonova Holding AG Registered	16,272	2,228,476
Swatch Group AG (The) Bearer	9,432	3,701,994
Swatch Group AG (The) Registered	14,688	1,065,374

Security	Shares	Value

Swiss Prime Site AG Registered	12,739	$976,991
Swisscom AG Registered	2,664	1,378,280
Syngenta AG Registered	28,296	9,553,040
UBS Group AG	1,108,584	22,244,780

		249,202,833

UNITED KINGDOM — 16.53%
Aggreko PLC	77,562	1,096,647
ARM Holdings PLC	430,560	6,815,804
Ashtead Group PLC	154,008	2,378,498
Associated British Foods PLC	107,856	5,755,087
Babcock International Group PLC	76,078	1,132,650
Barratt Developments PLC	302,184	2,858,493
BG Group PLC	1,032,408	16,343,113
British American Tobacco PLC	565,560	33,710,818
BT Group PLC	1,647,504	11,831,478
Bunzl PLC	102,240	2,935,349
Burberry Group PLC	135,000	2,768,799
Capita PLC	202,176	3,981,066
Carnival PLC	56,160	3,137,149
Cobham PLC	117,936	505,439
Coca-Cola HBC AG	39,636	948,814
Compass Group PLC	502,776	8,688,888
Croda International PLC	41,544	1,859,372
Diageo PLC	762,480	22,120,718
Dixons Carphone PLC	299,592	2,134,387
easyJet PLC	49,248	1,331,025
Experian PLC	298,656	5,110,584
Fresnillo PLC	67,824	764,656
G4S PLC	308,304	1,155,603
Hargreaves Lansdown PLC	79,488	1,772,672
IMI PLC	83,199	1,224,533
Inmarsat PLC	136,224	2,072,285
InterContinental Hotels Group PLC	72,013	2,892,749
Intertek Group PLC	49,032	1,987,781
Investec PLC	57,744	483,354
ITV PLC	1,162,296	4,530,704
Johnson Matthey PLC	62,208	2,483,512

232

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2015

Security	Shares	Value

Legal & General Group PLC	1,791,360	$7,237,360
Lloyds Banking Group PLC	6,032,664	6,869,307
London Stock Exchange Group PLC	95,400	3,749,693
Merlin Entertainments PLC[d]	217,084	1,390,677
Mondi PLC	112,104	2,603,925
Next PLC	44,352	5,479,775
Persimmon PLC	46,440	1,430,135
Prudential PLC	777,384	18,236,980
Randgold Resources Ltd.	28,440	1,918,544
Reckitt Benckiser Group PLC	194,832	19,088,993
RELX PLC	340,776	6,115,538
Royal Mail PLC	243,936	1,677,599
SABMiller PLC	294,336	18,160,162
Sage Group PLC (The)	329,040	2,769,522
Schroders PLC	37,872	1,744,741
Severn Trent PLC	24,120	835,538
Shire PLC	179,640	13,663,716
Sky PLC	313,776	5,311,165
Smith & Nephew PLC	270,504	4,637,204
Sports Direct International PLC[b]	81,288	875,022
St. James’s Place PLC	160,704	2,393,803
Taylor Wimpey PLC	996,480	3,047,147
Travis Perkins PLC	76,464	2,262,622
TUI AG	151,128	2,821,830
Tullow Oil PLC[b]	136,584	427,998
Unilever PLC	389,016	17,381,028
Weir Group PLC (The)	64,944	1,070,195
Whitbread PLC	55,008	4,218,831
Wolseley PLC	79,128	4,664,573
WPP PLC	394,776	8,889,305

		327,784,955

TOTAL COMMON STOCKS (Cost: $1,593,802,994)		1,965,750,380

PREFERRED STOCKS — 0.54%

GERMANY — 0.46%
Fuchs Petrolub SE	21,168	1,019,860
Henkel AG & Co. KGaA	54,504	5,942,515
Volkswagen AG	17,784	2,147,209

		9,109,584

Security	Shares	Value

ITALY — 0.08%
Intesa Sanpaolo SpA RSP	272,952	$876,207
Telecom Italia SpA RSP	603,432	681,913

		1,558,120

TOTAL PREFERRED STOCKS (Cost: $10,030,210)		10,667,704

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%[e,f,g]	16,600,866	16,600,866
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%[e,f,g]	858,991	858,991
BlackRock Cash Funds: Treasury, SL Agency Shares 0.02%[e,f]	108,537	108,537

		17,568,394

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,568,394)		17,568,394
TOTAL INVESTMENTS IN SECURITIES — 100.52% (Cost: $1,621,401,598)		1,993,986,478

Other Assets, Less Liabilities — (0.52)%		(10,413,538)

NET ASSETS — 100.00%		$1,983,572,940

SDR	— Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

233

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.57%

AUSTRALIA — 8.14%
AGL Energy Ltd.	2,503,234	$29,878,646
ASX Ltd.	68,743	2,021,622
Commonwealth Bank of Australia	418,170	22,891,887
CSL Ltd.	141,893	9,494,695
Federation Centres	7,781,644	16,155,778
GPT Group (The)	5,505,642	18,736,560
Healthscope Ltd.	5,895,483	11,356,557
Medibank Pvt Ltd.	13,837,884	23,299,425
Ramsay Health Care Ltd.	37,346	1,652,226
Scentre Group	3,844,534	11,355,534
Sonic Healthcare Ltd.	1,866,031	25,667,845
Stockland	3,568,384	10,310,747
Telstra Corp. Ltd.	8,714,106	33,572,224
Transurban Group	2,646,543	19,712,557
Wesfarmers Ltd.	562,095	15,804,460
Westfield Corp.	2,396,456	17,524,952
Woolworths Ltd.	797,743	13,722,199

		283,157,914
BELGIUM — 0.78%
Colruyt SA	254,058	12,638,857
Proximus SADP	414,488	14,429,591

		27,068,448
DENMARK — 1.66%
Coloplast A/S Class B	151,869	10,946,122
Novo Nordisk A/S Class B	456,568	24,366,253
TDC A/S	1,006,764	5,301,348
Tryg A/S	534,942	9,666,863
William Demant Holding A/Sa	86,264	7,525,995

		57,806,581
FINLAND — 0.28%
Elisa OYJ	59,438	2,250,763
Fortum OYJ	504,960	7,614,026

		9,864,789
FRANCE — 4.77%
Aeroports de Paris	147,806	18,670,372
Air Liquide SA	84,686	11,029,357
Danone SA	186,730	13,079,664
Dassault Systemes	184,626	14,651,562
Essilor International SA	46,072	6,086,856
Eutelsat Communications SA	248,127	8,225,547

Security	Shares	Value

L’Oreal SA	105,200	$19,296,537
Sanofi	94,154	9,553,064
SCOR SE	584,386	21,864,510
SES SA	927,338	27,540,565
Sodexo SA	96,784	8,656,702
Vivendi SA	305,080	7,385,501

		166,040,237

GERMANY — 4.39%
Beiersdorf AG	197,776	18,882,646
Fresenius Medical Care AG & Co. KGaA	447,100	40,444,576
Fresenius SE & Co. KGaA	287,722	21,215,296
Henkel AG & Co. KGaA	127,292	11,812,909
Kabel Deutschland Holding AG	117,298	14,998,104
MAN SE	184,463	19,325,270
Merck KGaA	86,264	8,464,747
QIAGEN NVa	149,910	3,653,094
Telefonica Deutschland Holding AG	2,190,264	14,168,448

		152,965,090

HONG KONG — 8.01%
Bank of East Asia Ltd. (The)[b]	2,945,600	11,041,107
BOC Hong Kong Holdings Ltd.	8,153,000	26,194,462
Cheung Kong Infrastructure Holdings Ltd.[b]	3,288,000	30,609,824
CLP Holdings Ltd.	4,789,500	41,714,462
Hang Seng Bank Ltd.	2,682,600	49,359,203
HKT Trust & HKT Ltd.	5,786,349	6,936,063
Hong Kong & China Gas Co. Ltd.	6,312,422	12,820,160
Link REIT	1,578,000	9,457,697
MTR Corp. Ltd.	7,364,248	33,447,508
Power Assets Holdings Ltd.	3,682,000	36,748,261
Sun Hung Kai Properties Ltd.	526,599	7,059,733
Swire Pacific Ltd. Class A	634,000	7,362,486
Yue Yuen Industrial Holdings Ltd.	1,687,000	6,171,075

		278,922,041

IRELAND — 1.08%
Kerry Group PLC Class A	309,814	25,308,358
Ryanair Holdings PLC	159,023	12,433,969

		37,742,327

ISRAEL — 1.87%
Bank Hapoalim BM	3,430,283	17,895,893

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

Bank Leumi le-Israel BMa	3,746,773	$14,240,715
Bezeq The Israeli Telecommunication Corp. Ltd.	5,591,380	12,043,106
Mizrahi Tefahot Bank Ltd.	722,198	8,777,033
Teva Pharmaceutical Industries Ltd.	197,105	12,099,783

		65,056,530

ITALY — 0.05%
Snam SpA	362,940	1,888,341

		1,888,341

JAPAN — 28.09%
ABC-Mart Inc.	121,300	6,805,063
Ajinomoto Co. Inc.	526,000	11,799,312
ANA Holdings Inc.	6,028,000	18,097,737
Aozora Bank Ltd.	4,734,000	17,378,595
Asahi Group Holdings Ltd.	109,600	3,403,117
Asahi Kasei Corp.	150,000	927,906
Astellas Pharma Inc.	1,059,900	15,502,163
Bank of Yokohama Ltd. (The)	1,052,000	6,619,296
Benesse Holdings Inc.	328,800	8,868,813
Bridgestone Corp.	420,800	15,608,045
Calbee Inc.	54,800	2,002,635
Canon Inc.	1,209,800	36,491,999
Daiichi Sankyo Co. Ltd.	383,600	7,579,815
East Japan Railway Co.	210,400	20,172,596
Eisai Co. Ltd.	52,600	3,316,186
Electric Power Development Co. Ltd.	105,200	3,491,411
FamilyMart Co. Ltd.	228,100	9,384,848
Japan Airlines Co. Ltd.	602,800	22,878,177
Japan Prime Realty Investment Corp.	4,208	13,756,420
Japan Real Estate Investment Corp.	4,208	19,527,491
Japan Retail Fund Investment Corp.	8,942	17,383,826
Japan Tobacco Inc.	107,400	3,747,764
Kamigumi Co. Ltd.	84,000	728,104
Kaneka Corp.	680,000	6,074,498
Kao Corp.	234,000	12,097,999
KDDI Corp.	315,600	7,704,641
Kyowa Hakko Kirin Co. Ltd.	700,000	11,613,010
Lawson Inc.	328,800	24,494,817

Security	Shares	Value

Marubeni Corp.	841,600	$4,898,611
McDonald’s Holdings Co. Japan Ltd.[b]	368,200	8,723,296
Miraca Holdings Inc.	178,600	8,006,845
Mitsubishi Tanabe Pharma Corp.	1,209,800	20,611,964
Mizuho Financial Group Inc.	18,778,200	38,949,107
Nagoya Railroad Co. Ltd.	1,656,000	6,888,850
NH Foods Ltd.	246,000	5,159,528
Nippon Building Fund Inc.	2,196	10,463,642
Nippon Prologis REIT Inc.	7,890	13,946,029
Nippon Telegraph & Telephone Corp.	1,209,800	44,973,381
Nissin Foods Holdings Co. Ltd.	219,200	10,190,280
Nitori Holdings Co. Ltd.	263,000	20,682,577
Nomura Research Institute Ltd.	210,400	8,665,324
NTT DOCOMO Inc.	2,419,600	47,269,169
Oracle Corp. Japan	210,400	9,624,264
Oriental Land Co. Ltd./Japan	263,000	16,088,386
Osaka Gas Co. Ltd.	2,192,000	8,686,260
Otsuka Corp.	118,200	5,749,608
Otsuka Holdings Co. Ltd.	999,400	33,491,391
Park24 Co. Ltd.	473,400	9,979,943
Recruit Holdings Co. Ltd.	164,400	5,313,114
Sankyo Co. Ltd.	230,400	8,935,339
Santen Pharmaceutical Co. Ltd.	492,100	6,732,605
Secom Co. Ltd.	210,400	14,152,201
Seven Bank Ltd.	513,300	2,356,480
Shimamura Co. Ltd.	113,700	12,879,876
Shionogi & Co. Ltd.	328,800	13,598,847
Suntory Beverage & Food Ltd.	602,800	24,526,605
Suzuken Co. Ltd./Aichi Japan	119,600	4,613,532
Taisho Pharmaceutical Holdings Co. Ltd.	164,400	10,326,513
Takeda Pharmaceutical Co. Ltd.	895,100	43,985,440
Tobu Railway Co. Ltd.	1,578,000	7,675,873
Tokyo Gas Co. Ltd.	3,350,000	16,700,725
TonenGeneral Sekiyu KK	1,578,000	16,463,244
Toyo Suisan Kaisha Ltd.	157,800	5,858,247
Unicharm Corp.	473,400	10,180,012
United Urban Investment Corp.	13,299	18,525,477
USS Co. Ltd.	894,200	15,938,879
West Japan Railway Co.	683,800	48,334,900
Yamada Denki Co. Ltd.	1,735,800	7,868,097
Yamato Holdings Co. Ltd.	578,600	11,461,722

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

Yamazaki Baking Co. Ltd.	559,000	$10,853,424

		977,785,891

NETHERLANDS — 1.83%
NN Group NV	1,037,998	32,759,066
Unilever NV CVA	681,170	30,940,930

		63,699,996

NEW ZEALAND — 0.45%
Auckland International Airport Ltd.	3,483,211	12,396,456
Ryman Healthcare Ltd.	261,122	1,393,967
Spark New Zealand Ltd.	859,588	1,954,167

		15,744,590

NORWAY — 0.13%
Telenor ASA	242,486	4,593,645

		4,593,645

SINGAPORE — 3.68%
DBS Group Holdings Ltd.	2,367,000	29,188,211
Oversea-Chinese Banking Corp. Ltd.[b]	4,208,099	27,132,548
Singapore Airlines Ltd.	2,787,800	21,498,208
Singapore Press Holdings Ltd.[b]	1,826,100	5,202,527
Singapore Telecommunications Ltd.	8,468,600	24,066,425
StarHub Ltd.	3,419,000	8,788,576
United Overseas Bank Ltd.	841,600	12,216,871

		128,093,366

SWEDEN — 0.11%
ICA Gruppen ABb	50,351	1,803,894
TeliaSonera AB	361,109	1,859,780

		3,663,674

SWITZERLAND — 11.09%
Barry Callebaut AG Registered	5,825	7,014,228
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	2,990	18,305,503
Chocoladefabriken Lindt & Sprungli AG Registered	174	12,942,988
Givaudan SA Registered	11,572	20,778,534
Kuehne + Nagel International AG Registered	249,324	34,676,460
Nestle SA Registered	674,332	51,716,459
Novartis AG Registered	518,110	47,225,142
Roche Holding AG	150,962	41,088,617

Security	Shares	Value

Schindler Holding AG Registered	15,780	$2,574,105
Swiss Prime Site AG Registered	297,828	22,841,285
Swiss Re AG	544,936	50,803,569
Swisscom AG Registered	82,056	42,453,523
Syngenta AG Registered	32,086	10,832,585
Zurich Insurance Group AG	85,212	22,587,771

		385,840,769

UNITED KINGDOM — 23.16%
Admiral Group PLC	861,062	21,450,052
AstraZeneca PLC	435,002	27,883,753
Babcock International Group PLC	241,960	3,602,302
BP PLC	4,394,730	26,225,808
British American Tobacco PLC	599,114	35,710,840
BT Group PLC	2,636,312	18,932,559
Bunzl PLC	321,912	9,242,216
Capita PLC	391,870	7,716,347
Centrica PLC	4,129,100	14,418,349
Compass Group PLC	2,516,384	43,487,712
Diageo PLC	953,638	27,666,505
Direct Line Insurance Group PLC	3,341,678	20,354,529
Fresnillo PLC	565,795	6,378,837
G4S PLC	5,140,835	19,269,170
GlaxoSmithKline PLC	1,837,844	39,879,024
HSBC Holdings PLC	2,748,876	21,549,456
Imperial Tobacco Group PLC	429,216	23,194,200
Inmarsat PLC	1,035,168	15,747,319
J Sainsbury PLC[b]	1,743,690	7,174,028
Land Securities Group PLC	283,514	5,862,929
Lloyds Banking Group PLC	7,321,986	8,337,439
Marks & Spencer Group PLC	861,588	6,826,162
Merlin Entertainments PLC[c]	1,179,818	7,558,112
National Grid PLC	3,357,458	47,953,241
Next PLC	232,492	28,724,836
Randgold Resources Ltd.	361,888	24,412,731
Reckitt Benckiser Group PLC	582,282	57,050,059
RELX PLC	1,643,224	29,489,164
Royal Dutch Shell PLC Class A	517,584	13,509,121
Royal Dutch Shell PLC Class B	405,546	10,647,523
Royal Mail PLC	853,172	5,867,443
Sky PLC	2,343,330	39,664,644
Smith & Nephew PLC	1,095,658	18,782,680
SSE PLC	1,944,622	45,499,580

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

Tate & Lyle PLC	242,687	$2,239,464
Unilever PLC	858,432	38,354,285
United Utilities Group PLC	145,702	2,224,343
Vodafone Group PLC	6,971,078	23,066,427

		805,953,189

TOTAL COMMON STOCKS
(Cost: $3,380,060,794)		3,465,887,418

SHORT-TERM INVESTMENTS — 0.99%

MONEY MARKET FUNDS — 0.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	31,732,800	31,732,800
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	1,641,974	1,641,974
BlackRock Cash Funds: Treasury, SL Agency Shares 0.02%[d,e]	987,524	987,524

		34,362,298

TOTAL SHORT-TERM INVESTMENTS (Cost: $34,362,298)		34,362,298

TOTAL INVESTMENTS IN SECURITIES —100.56% (Cost: $3,414,423,092)		3,500,249,716
Other Assets, Less Liabilities — (0.56)%		(19,516,769)

NET ASSETS — 100.00%		$3,480,732,947

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

237

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.15%

AUSTRALIA — 5.33%
Abacus Property Group	757,188	$1,766,505
Adelaide Brighton Ltd.	1,459,998	4,364,453
AET&D Holdings No. 1 Pty Ltd.	169,200	1
Ainsworth Game Technology Ltd.	375,003	850,796
ALS Ltd.	1,036,260	3,807,496
Altium Ltd.	170,829	548,451
Ansell Ltd.	449,901	6,458,155
APN News & Media Ltd.[a,b]	2,932,821	1,077,597
ARB Corp. Ltd.	198,018	2,089,471
Ardent Leisure Group	1,291,221	2,570,208
Arrium Ltd.[b]	2,682,990	191,418
Asaleo Care Ltd.	426,987	536,156
Austal Ltd.	298,053	484,833
Australian Agricultural Co. Ltd.[a,b]	1,663,204	1,791,785
Australian Pharmaceutical Industries Ltd.	522,234	737,724
Automotive Holdings Group Ltd.	647,406	1,963,040
Aveo Group	1,314,819	2,889,217
AWE Ltd.[a,b]	1,702,647	765,295
Beach Energy Ltd.	3,076,461	1,404,737
Bega Cheese Ltd.[b]	18,137	75,051
Billabong International Ltd.[a,b]	1,920,137	1,006,892
BlueScope Steel Ltd.	1,486,161	4,728,945
Bradken Ltd.[a]	142,614	98,695
Breville Group Ltd.	275,481	1,291,280
BT Investment Management Ltd.	349,866	2,848,072
BWP Trust	1,554,390	3,570,914
Cabcharge Australia Ltd.[b]	372,438	749,319
Cardno Ltd.[b]	479,142	1,046,042
carsales.com Ltd.[b]	631,503	4,415,349
Cash Converters International Ltd.	82,815	30,428
Challenger Ltd./Australia	1,497,447	8,792,549
Charter Hall Group	507,357	1,625,262
Charter Hall Retail REIT	1,052,676	3,184,374
Corporate Travel Management Ltd.	27,702	222,740
Cover-More Group Ltd.	941,355	1,531,270
Credit Corp. Group Ltd.	192,375	1,203,682
Cromwell Property Group	3,805,401	2,728,538
CSR Ltd.	1,420,497	2,807,266
CuDeco Ltd.[a,b]	409,190	322,590
Dick Smith Holdings Ltd.	476,064	236,055

Security	Shares	Value

Domino’s Pizza Enterprises Ltd.	187,758	$6,262,440
Downer EDI Ltd.	1,121,931	2,841,568
Drillsearch Energy Ltd.[a,b]	1,591,121	896,796
DUET Group	5,676,038	9,556,983
DuluxGroup Ltd.	1,033,182	4,349,030
Echo Entertainment Group Ltd.	2,120,229	7,729,781
Energy World Corp. Ltd.[a,b]	2,879,625	513,617
ERM Power Ltd.	61,560	72,029
Estia Health Ltd.	268,299	1,424,149
Evolution Mining Ltd.	3,512,256	3,520,676
Fairfax Media Ltd.	6,327,342	4,265,959
FlexiGroup Ltd./Australia[b]	699,219	1,526,505
G8 Education Ltd.[b]	837,216	1,791,935
GDI Property Group	1,552,338	996,764
Genworth Mortgage Insurance Australia Ltd.	499,662	962,506
GrainCorp Ltd. Class A	576,612	3,723,023
Greencross Ltd.[b]	202,122	902,717
GUD Holdings Ltd.	277,020	1,589,025
GWA Group Ltd.	807,616	1,428,960
Independence Group NLb	1,309,631	2,588,167
Investa Office Fund	1,902,204	5,482,795
Invocare Ltd.[b]	351,405	2,785,387
IOOF Holdings Ltd.	780,273	5,199,445
IPH Ltd.	41,553	217,898
iProperty Group Ltd.[a]	69,768	174,714
Iress Ltd.	351,405	2,354,166
iSentia Group Ltd.	65,935	194,281
Jacana Minerals Ltd.[b]	52,407	—
Japara Healthcare Ltd.	174,933	386,898
JB Hi-Fi Ltd.[b]	291,384	3,733,667
Karoon Gas Australia Ltd.[a,b]	661,435	837,624
Liquefied Natural Gas Ltd.[a,b]	1,227,096	1,308,830
M2 Group Ltd.	474,012	3,348,020
Macquarie Atlas Roads Group	1,013,688	2,950,720
Magellan Financial Group Ltd.	306,261	4,922,848
Mantra Group Ltd.	210,843	621,259
Mayne Pharma Group Ltd.[a,b]	1,749,843	1,279,636
McMillan Shakespeare Ltd.	223,668	2,005,869
Mesoblast Ltd.[a,b]	473,499	1,151,959
Metals X Ltd.	1,130,735	1,109,244
Metcash Ltd.[b]	2,432,646	2,065,330
Mineral Resources Ltd.	403,218	1,231,253
Monadelphous Group Ltd.[b]	203,471	1,004,551

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Myer Holdings Ltd.[b]	2,251,241	$1,541,902
Navitas Ltd.	568,404	1,703,217
NEXTDC Ltd.[a]	727,947	1,339,933
Nine Entertainment Co. Holdings Ltd.	1,487,187	1,644,602
Northern Star Resources Ltd.	1,922,724	3,786,078
Nufarm Ltd./Australia	530,955	3,170,638
Orora Ltd.	3,083,643	5,148,058
OZ Minerals Ltd.	806,436	2,508,534
OzForex Group Ltd.[b]	752,571	1,524,858
Pacific Brands Ltd.[a]	3,637,399	1,868,474
Pact Group Holdings Ltd.	482,220	1,764,924
Paladin Energy Ltd.[a,b]	5,374,916	939,510
Perpetual Ltd.	114,399	3,665,463
Premier Investments Ltd.	261,117	2,550,364
Primary Health Care Ltd.	1,351,755	3,577,959
Qube Holdings Ltd.	1,599,021	2,612,481
Recall Holdings Ltd.	919,809	5,026,781
Regis Healthcare Ltd.	190,836	796,489
Regis Resources Ltd.	1,095,768	1,626,093
Retail Food Group Ltd.[b]	425,277	1,404,806
SAI Global Ltd.	625,517	1,959,148
Sandfire Resources NL	501,201	2,267,069
Select Harvests Ltd.	105,165	762,304
Senex Energy Ltd.[a]	1,056,267	139,415
SG Fleet Group Ltd.	18,468	37,024
Shopping Centres Australasia Property Group	1,212,219	1,781,607
Sigma Pharmaceuticals Ltd.	4,411,562	2,643,840
Sims Metal Management Ltd.[b]	433,998	3,046,817
Sirtex Medical Ltd.	165,032	4,480,086
Slater & Gordon Ltd.[b]	689,700	1,363,024
Southern Cross Media Group Ltd.	1,862,190	1,302,008
Spotless Group Holdings Ltd.	1,730,349	2,654,212
Steadfast Group Ltd.	2,174,094	2,326,661
Super Retail Group Ltd.	416,043	2,867,338
Syrah Resources Ltd.[a,b]	623,454	1,401,130
Tassal Group Ltd.	892,620	2,693,832
Technology One Ltd.	316,521	869,414
Ten Network Holdings Ltd.[a]	1,059,457	124,718
Ten Network Holdings Ltd.[a,b]	5,600,001	659,228
TFS Corp. Ltd.	169,263	211,935
Thorn Group Ltd.	128,763	194,756
Tox Free Solutions Ltd.	369,360	758,937
Transfield Services Ltd.[a]	1,350,216	968,128

Security	Shares	Value

Transpacific Industries Group Ltd.	4,445,658	$2,156,793
Veda Group Ltd.	1,931,958	3,611,291
Village Roadshow Ltd.	216,737	1,164,371
Virgin Australia Holdings Ltd.[a]	90,538	31,005
Virtus Health Ltd.	356,022	1,602,764
Vocus Communications Ltd.[b]	395,817	1,838,395
Western Areas Ltd.	709,992	1,210,640
Whitehaven Coal Ltd.[a,b]	1,999,703	1,455,222

		274,905,951
AUSTRIA — 1.07%
ams AG	188,271	6,054,467
Austria Technologie & Systemtechnik AG	51,300	880,629
BUWOG AG	100,548	2,149,212
CA Immobilien Anlagen AG	195,308	3,847,848
Conwert Immobilien Invest SEa	290,380	4,181,215
DO & CO AG	750	70,728
EVN AG	68,765	763,411
FACC AGa,b	4,157	34,394
IMMOFINANZ AGa	1,889,892	4,868,445
Kapsch TrafficCom AG	6,805	247,314
Lenzing AG	22,572	1,734,420
Mayr Melnhof Karton AG	17,955	2,131,163
Oesterreichische Post AG	128,393	4,694,551
Porr AG	5,130	140,311
RHI AGb	106,470	2,419,281
S IMMO AG	743,637	6,637,386
Schoeller-Bleckmann Oilfield Equipment AGb	42,811	2,584,463
Semperit AG Holding	694	24,149
UNIQA Insurance Group AG	289,332	2,701,030
Wienerberger AG	363,717	6,735,842
Zumtobel Group AG	110,069	2,516,866

		55,417,125

BELGIUM — 1.80%
Ablynx NVa,b	35,397	469,216
Ackermans & van Haaren NV	96,444	14,755,358
AGFA-Gevaert NVa	661,770	2,831,988
Barco NV	53,865	3,555,838
Befimmo SA	58,995	3,969,434
Bekaert SAb	102,600	3,060,102
BHF Kleinwort Benson Group[a]	323,703	1,859,409
bpost SA	265,221	6,671,073

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Cie. d’Entreprises CFE	9,234	$1,150,598
Cie. Maritime Belge SAa,b	58,081	1,031,038
Cofinimmo SA	66,258	7,428,979
D’ieteren SA/NV	60,534	2,058,224
Econocom Group SA/NV	189,538	1,702,204
Elia System Operator SA/NV	107,730	5,237,364
Euronav NV	245,727	3,646,828
EVS Broadcast Equipment SA	46,683	1,368,109
Exmar NV	6,648	71,961
Fagron	85,671	2,114,652
Galapagos NVa,b	79,515	3,864,795
Gimv NV	50,787	2,397,233
Intervest Offices & Warehouses NV	78,639	1,997,977
Ion Beam Applications	22,059	790,725
KBC Ancora	88,749	3,541,082
Kinepolis Group NV	3,591	149,905
Melexis NV	36,936	1,809,540
Mobistar SAa	94,905	2,334,716
Nyrstar NVa,b	919,296	1,412,561
Ontex Group NV	180,576	5,580,266
Tessenderlo Chemie NVa	129,789	4,210,819
Warehouses De Pauw CVA	23,598	1,942,031

		93,014,025
DENMARK — 2.10%
ALK-Abello A/S	37,479	4,096,976
Alm Brand A/S	262,656	1,497,846
Amagerbanken A/Sa	130,550	0
Ambu A/Sb	41,904	1,142,069
Bang & Olufsen A/Sa,b	199,044	1,314,931
Bavarian Nordic A/Sa	80,028	3,224,259
Chr Hansen Holding A/S	275,994	16,662,987
D/S Norden A/Sa,b	63,099	1,263,625
Dfds A/S	75,889	2,315,608
FLSmidth & Co. A/Sb	139,536	5,307,626
Genmab A/Sa	123,120	12,200,391
GN Store Nord A/S	480,681	8,807,359
IC Group A/S	26,340	727,635
Jyske Bank A/S Registered[a]	202,122	9,912,696
Matas A/S	74,181	1,351,502
NKT Holding A/S	86,697	4,741,162
PER Aarsleff A/S Class B	513	173,249
Rockwool International A/S Class B	17,955	2,824,418
Royal Unibrew A/S	151,335	6,014,217
Schouw & Co.	43,605	2,292,892

Security	Shares	Value

SimCorp A/S	138,510	$6,821,687
Solar A/S Class B	21,057	1,286,588
Spar Nord Bank A/S	155,952	1,501,493
Sydbank A/S	204,687	6,764,082
Topdanmark A/Sa	211,869	5,667,665
Zealand Pharma A/Sa,b	12,825	287,799

		108,200,762
FINLAND — 1.31%
Amer Sports OYJ	336,015	9,472,488
Cargotec OYJ Class B	95,931	3,435,554
Caverion Corp.	343,710	3,007,060
Citycon OYJ	1,844,505	4,881,928
Cramo OYJ	80,028	1,476,329
F-Secure OYJ[b]	52,839	158,762
Ferratum OYJ	1,470	34,815
HKScan OYJ Class A	80,855	326,898
Huhtamaki OYJ	268,812	9,531,877
Kemira OYJ	173,394	2,064,798
Kesko OYJ Class B	149,283	4,788,855
Konecranes OYJ[b]	141,588	3,814,723
Metsa Board OYJ	375,003	2,398,491
Oriola-KD OYJ Class Ba	14,877	73,131
Outokumpu OYJ[a,b]	614,061	2,100,087
Outotec OYJ[b]	463,946	1,604,119
PKC Group OYJ	6,156	113,904
Ramirent OYJ	182,628	1,428,319
Sanoma OYJ[b]	203,148	895,386
Sponda OYJ	367,308	1,567,806
Stockmann OYJ Abp Class Ba,b	55,536	433,729
Technopolis OYJ	317,352	1,286,566
Tieto OYJ	205,713	5,301,530
Uponor OYJ	212,382	2,845,793
Valmet OYJ	313,443	3,320,488
YIT OYJ[b]	244,188	1,292,066

		67,655,502
FRANCE — 3.89%
AB Science SAa,b	5,005	67,175
ABC Arbitrage	3,591	20,112
Adocia[a]	6,669	588,616
Air France-KLM[a,b]	386,802	2,850,391
Akka Technologies	901	24,982
Albioma SA	101,416	1,658,032
Alten SA	57,969	3,022,474
Altran Technologies SA	495,376	6,210,915

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

APERAM SAa	130,429	$4,047,883
Axway Software SA	1,123	30,058
Boiron SA	14,889	1,322,021
Bonduelle SCA	990	24,781
BOURBON SAb	144,666	2,142,989
Cegid Group SA	624	29,502
Cellectis SAa	33,345	884,029
CGG SAa,b	417,582	1,687,831
Coface SAa	152,361	1,239,234
DBV Technologies SAa,b	54,706	3,799,296
Derichebourg SAa	539,166	1,667,056
Eiffage SA	102,087	6,399,721
Elior[c]	137,997	2,632,611
Elis SA	166,212	2,829,370
Eramet[a,b]	2,052	81,467
Etablissements Maurel et Prom[a,b]	293,949	1,064,727
Euler Hermes Group	30,780	2,898,596
Eurofins Scientific SE	27,350	9,947,361
Faurecia	170,316	6,778,670
FFP	16,929	1,244,526
GameLoft SEa,b	251,544	1,444,914
Gaztransport Et Technigaz SA	59,508	2,990,966
Genfit[a,b]	48,735	2,200,780
GL Events	1,267	24,255
Groupe Crit	554	30,170
Groupe Fnac SAa,b	30,780	2,005,727
Guerbet	1,539	104,893
Haulotte Group SA	163,647	2,331,968
Havas SA	439,208	3,828,001
Innate Pharma SAa,b	117,990	1,708,727
Interparfums SA	1,009	25,970
Ipsen SA	83,106	5,271,331
IPSOS	94,905	1,936,860
Jacquet Metal Service	143,663	2,106,707
Korian SA	95,418	3,626,408
LISI	1,064	26,093
Marie Brizard Wine & Spirits SAa	99,009	2,139,283
Mercialys SA	72,846	1,682,212
Mersen	2,698	50,904
Metropole Television SA	133,380	2,579,156
MGI Coutier	2,208	39,635
Montupet	21,033	1,660,077
MPI	364,571	922,237
Naturex[a,b]	16,929	1,196,840
Neopost SA	89,262	2,231,392

Security	Shares	Value

Nexans SAa	82,593	$3,303,213
Nexity SA	97,472	4,338,123
Orpea	142,645	11,502,816
Parrot SAa,b	36,423	1,657,668
Plastic Omnium SA	167,751	4,875,405
Rallye SAb	28,215	525,020
Rubis SCA	97,761	7,882,314
Saft Groupe SA	117,704	3,055,511
Sartorius Stedim Biotech	8,208	2,913,670
SEB SA	79,136	8,084,379
Societe Television Francaise 1	314,469	4,069,536
Solocal Group[b]	98,205	803,961
Sopra Steria Group	34,371	3,929,681
Synergie SA	990	26,629
Tarkett SA	48,222	1,446,238
Technicolor SA Registered[b]	964,440	6,571,195
Teleperformance	167,238	13,205,178
Trigano SA	2,052	99,147
UBISOFT Entertainment[a]	253,935	7,650,892
Vallourec SA	302,157	3,371,155
Valneva SEa,b	9,593	35,924
Vicat	31,806	2,048,341
Vilmorin & Cie SA	559	39,582
Virbac SAb	9,234	1,849,832

		200,645,342
GERMANY — 5.68%
Aareal Bank AG	129,276	4,948,185
ADLER Real Estate AGa,b	21,033	328,530
Alstria office REIT-AGb	183,654	2,575,478
Amadeus Fire AG	540	45,263
AURELIUS SE & Co KGaA	52,326	2,345,602
Aurubis AG	109,269	7,338,804
Bauer AG	1,441	30,563
BayWa AGb	5,130	174,511
Bechtle AG	34,884	3,236,908
Bertrandt AG	22,777	2,684,638
Bilfinger SEb	79,515	3,583,280
Borussia Dortmund GmbH & Co. KGaA[b]	366,795	1,640,980
BRAAS Monier Building Group SA	2,565	67,436
CANCOM SE	47,196	1,862,525
Carl Zeiss Meditec AG Bearer	86,184	2,537,164
CENTROTEC Sustainable AG	49,248	790,458
Cewe Stiftung & Co. KGAA	1,434	86,553

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

CompuGroup Medical AG	64,125	$1,898,397
CTS Eventim AG & Co. KGaA	117,477	4,620,496
Delticom AGb	24,624	571,219
Deutsche Beteiligungs AG	1,883	53,769
Deutsche Euroshop AG	103,113	4,996,959
DEUTZ AG	348,521	1,313,984
Dialog Semiconductor PLC[a,b]	192,375	7,150,863
DIC Asset AG	13,338	131,897
DMG Mori AGb	170,316	6,792,780
DO Deutsche Office AG	103,786	1,455,440
Draegerwerk AG & Co. KGaA	10,388	668,769
Drillisch AG	127,224	6,592,638
Duerr AG	75,411	6,311,851
ElringKlinger AG	99,009	2,227,326
Evotec AGa	262,143	1,148,749
Freenet AG	363,204	12,309,226
Gerresheimer AG	100,548	7,882,664
Gerry Weber International AGb	66,177	1,082,647
Gesco AG	13,121	933,131
GFT Technologies SE	12,312	365,444
Grammer AG	10,773	288,882
Grand City Properties SA	170,829	3,426,906
Hamborner REIT AG	10,260	109,574
Heidelberger Druckmaschinen AGa,b	832,599	2,405,096
Hornbach Baumarkt AG	800	28,721
Indus Holding AG	49,761	2,328,740
Init Innovation In Traffic Systems AG	1,026	23,053
Jenoptik AG	106,191	1,723,194
KION Group AG	170,829	7,738,844
Kloeckner & Co. SEb	322,319	2,887,919
Kontron AGa	358,839	1,228,814
Krones AG	40,014	4,835,641
KUKA AGb	91,314	7,755,896
KWS Saat SE	4,453	1,447,172
LEG Immobilien AG	195,453	15,664,066
LEONI AG	80,028	3,282,401
Manz AGa,b	4,617	214,207
MLP AG	299,183	1,305,776
MorphoSys AGa	65,664	4,081,586
MTU Aero Engines AG	150,822	14,023,189
Nemetschek AG	18,468	800,727
Nordex SEa	185,193	6,084,015
NORMA Group SE	90,801	4,680,655

Security	Shares	Value

PATRIZIA Immobilien AGa	148,919	$4,115,052
Pfeiffer Vacuum Technology AG	29,241	3,662,942
QSC AGb	526,851	928,850
R Stahl AGb	16,526	529,134
Rational AG	7,695	3,069,027
Rheinmetall AG	121,068	7,657,825
RHOEN-KLINIKUM AG	275,543	8,260,836
RIB Software AG	23,598	293,260
SAF-Holland SA	140,562	2,062,010
Salzgitter AG	107,730	3,124,449
SGL Carbon SEa,b	126,198	2,330,846
Sixt SE	6,669	374,018
SLM Solutions Group AGa,b	7,695	147,055
SMA Solar Technology AGa,b	32,319	1,567,282
Software AG	199,397	5,822,677
STADA Arzneimittel AG	166,212	6,356,443
STRATEC Biomedical AG	746	43,676
Stroeer SE	73,359	4,650,658
Suedzucker AG	215,973	4,053,383
TAG Immobilien AG	289,845	3,770,088
Takkt AG	74,128	1,383,046
TLG Immobilien AG	138,943	2,627,636
Tom Tailor Holding AGa	85,158	567,711
Vossloh AGa	39,065	2,889,104
VTG AG	2,941	96,472
Wacker Chemie AG	45,657	4,027,740
Wacker Neuson SE	72,333	1,010,369
Wincor Nixdorf AG	82,593	4,259,370
Wirecard AGb	395,523	20,537,168
XING AG	14,633	2,903,116
zooplus AGa	4,104	602,953

		292,874,397

HONG KONG — 2.58%
Bonjour Holdings Ltd.[b]	5,476,000	215,504
Brightoil Petroleum Holdings Ltd.[a,b]	8,525,512	3,047,144
Cafe de Coral Holdings Ltd.	2,052,000	6,950,233
Cash Financial Services Group Ltd.[a]	6,156,000	258,151
Champion REIT	11,086,000	5,807,559
China Financial International Investments Ltd.[a,b]	5,130,000	529,542

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

China LNG Group Ltd.[a,b]	51,300,000	$2,151,263
China Public Procurement Ltd.[a,b]	26,676,000	485,325
China Smarter Energy Group Holdings Ltd.[a,b]	10,260,000	873,744
China Soft Power Technology Holdings Ltd.[a]	7,182,000	676,489
Chow Sang Sang Holdings International Ltd.[b]	1,026,000	2,001,667
Citic Telecom International Holdings Ltd.[b]	4,104,000	1,705,124
CK Life Sciences International Holdings Inc.	13,612,000	1,282,146
CSI Properties Ltd.[b]	29,260,000	981,613
Dah Sing Banking Group Ltd.	1,026,000	1,951,361
Dah Sing Financial Holdings Ltd.	205,200	1,153,077
Emperor Watch & Jewellery Ltd.[a,b]	15,390,000	411,057
Esprit Holdings Ltd.[b]	5,392,800	6,074,650
FIH Mobile Ltd.	6,998,000	3,349,967
Finsoft Financial Investment Holdings Ltd.[a]	12,825,000	165,482
Freeman Financial Corp. Ltd.[a]	10,260,000	602,353
G-Resources Group Ltd.	84,752,400	1,902,804
GCL New Energy Holdings Ltd.[a,b]	11,286,000	830,056
Giordano International Ltd.	5,130,000	2,766,855
Global Brands Group Holding Ltd.[a]	15,780,000	3,278,125
Great Eagle Holdings Ltd.	513,000	1,691,223
Guotai Junan International Holdings Ltd.[b]	9,747,000	3,622,064
Haier Healthwise Holdings Ltd.[a,b]	2,052,000	137,681
Haitong International Securities Group Ltd.[b]	5,130,000	2,852,905
Hang Fat Ginseng Holdings Co. Ltd.[b]	15,390,000	1,131,895
Hilong Holding Ltd.[b]	2,052,000	436,872
Hong Kong Television Network Ltd.[a]	2,052,000	436,872
Hopewell Holdings Ltd.	1,539,000	5,570,115
Hsin Chong Construction Group Ltd.	1,026,000	120,471
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	7,182,000	2,659,622
Hybrid Kinetic Group Ltd.[a,b]	33,858,000	1,616,426
IGG Inc.[b]	1,539,000	611,620
iOne Holdings Ltd.[a,b]	3,200,000	121,805
IT Ltd.	1,026,000	315,077
Johnson Electric Holdings Ltd.	1,368,750	5,024,572
K Wah International Holdings Ltd.[b]	3,591,000	1,556,852
Kerry Logistics Network Ltd.[b]	1,282,500	1,912,969

Security	Shares	Value

KuangChi Science Ltd.[a,b]	2,565,000	$1,059,083
Lai Sun Development Co. Ltd.	65,777,665	1,205,201
Luk Fook Holdings International Ltd.[b]	1,026,000	2,654,327
Macau Legend Development Ltd.[a,b]	5,643,000	808,213
Man Wah Holdings Ltd.	1,846,800	2,116,048
Mei Ah Entertainment Group Ltd.[a]	3,100,000	331,996
Melco International Development Ltd.[b]	2,565,000	3,991,419
Midland Holdings Ltd.[a,b]	4,104,000	1,779,260
Newocean Energy Holdings Ltd.[b]	3,078,000	1,262,957
Orient Overseas International Ltd.	513,000	2,452,439
Pacific Basin Shipping Ltd.[b]	6,156,000	1,826,918
Pacific Textiles Holdings Ltd.	1,026,000	1,466,830
Playmates Toys Ltd.[b]	2,052,000	434,224
Prosperity REIT	6,489,000	2,386,247
Realord Group Holdings Ltd.[a]	1,026,000	450,110
Sa Sa International Holdings Ltd.[b]	2,052,000	659,279
Samson Holding Ltd.	4,453,000	563,082
Shun Tak Holdings Ltd.	4,104,000	1,641,579
Sincere Watch Hong Kong Ltd.[a,b]	2,000,000	211,610
Singamas Container Holdings Ltd.	4,834,000	580,072
SITC International Holdings Co. Ltd.	2,926,000	1,506,399
SmarTone Telecommunications Holdings Ltd.	960,500	1,710,288
Summit Ascent Holdings Ltd.[a,b]	2,052,000	1,027,311
Suncorp Technologies Ltd.[a,b]	10,260,000	284,629
Television Broadcasts Ltd.	518,500	1,893,337
Texwinca Holdings Ltd.	2,052,000	1,999,019
Town Health International Medical Group Ltd.[b]	9,234,000	1,918,264
Trinity Ltd.[b]	4,104,000	603,677
Truly International Holdings Ltd.	3,078,000	734,739
United Photovoltaics Group Ltd.[a,b]	9,234,000	953,175
Value Partners Group Ltd.[b]	3,078,000	3,284,481
VST Holdings Ltd.	3,342,000	983,182
VTech Holdings Ltd.[b]	513,000	6,232,042
Xinyi Glass Holdings Ltd.[b]	5,130,000	2,667,566
Yunbo Digital Synergy Group Ltd.[a]	351,084	101,473

		133,050,808

IRELAND — 1.09%
C&C Group PLC	1,076,274	4,315,730
FBD Holdings PLC	172,476	1,324,153
Glanbia PLC	491,454	9,576,487

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Hibernia REIT PLC	903,393	$1,343,218
Irish Continental Group PLC	38,475	210,382
Kingspan Group PLC	352,431	8,576,564
Origin Enterprises PLC[a]	20,007	150,948
Paddy Power PLC	115,831	13,460,627
Smurfit Kappa Group PLC	609,957	17,471,351

		56,429,460

ISRAEL — 1.16%
Africa Israel Properties Ltd.	63,878	869,602
Airport City Ltd.[a]	263,524	2,572,229
Alony Hetz Properties & Investments Ltd.	211,589	1,622,108
Amot Investments Ltd.	312,931	1,020,053
Bayside Land Corp.	2,926	903,023
Cellcom Israel Ltd.[a]	137,484	1,025,163
Clal Insurance Enterprises Holdings Ltd.[a]	19,214	292,960
Delek Automotive Systems Ltd.	82,353	781,025
Elbit Systems Ltd.	59,324	4,710,777
Electra Ltd./Israel	7,314	932,630
EZchip Semiconductor Ltd.[a]	71,394	1,745,131
First International Bank of Israel Ltd.	111,235	1,406,583
Frutarom Industries Ltd.	139,023	6,018,265
Gazit-Globe Ltd.	184,314	2,001,883
Harel Insurance Investments & Financial Services Ltd.	203,148	859,961
Israel Discount Bank Ltd. Class Aa	2,730,186	4,989,101
Ituran Location and Control Ltd.[b]	110,069	2,264,446
Jerusalem Oil Exploration[a]	67,951	2,719,895
Matrix IT Ltd.	239,252	1,473,044
Melisron Ltd.[b]	72,022	2,519,245
Menorah Mivtachim Holdings Ltd.	71,821	629,074
Migdal Insurance & Financial Holding Ltd.	97,983	89,273
Naphtha Israel Petroleum Corp. Ltd.[a]	346,624	1,940,270
Norstar Holdings Inc.	47,392	1,023,952
Oil Refineries Ltd.[a,b]	2,566,539	940,270
Osem Investments Ltd.	92,340	1,786,863
Partner Communications Co. Ltd.[a]	207,252	942,262
Paz Oil Co. Ltd.	13,430	2,008,059
Plasson Industries Ltd.	33,649	1,035,863
Plus500 Ltd.	207,765	1,123,052
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	38,556	1,813,825

Security	Shares	Value

Shikun & Binui Ltd.[b]	449,694	$819,668
Shufersal Ltd.[a,b]	331,398	950,688
Strauss Group Ltd.[a,b]	96,787	1,389,026
Tower Semiconductor Ltd.[a]	173,394	2,374,866

		59,594,135
ITALY — 3.96%
A2A SpA	3,806,460	5,243,394
ACEA SpA	100,035	1,444,283
Actelios SpA	48,144	60,575
Amplifon SpA	84,132	657,525
Anima Holding SpA[c]	495,558	4,885,708
Ansaldo STS SpA	333,963	3,569,226
Ascopiave SpA	46,683	110,356
Astaldi SpA[b]	103,626	837,924
ASTM SpA	6,768	91,211
Autogrill SpA[a]	456,570	4,271,845
Azimut Holding SpA	306,526	7,412,041
Banca Carige SpA[a,b]	1,283,215	2,353,056
Banca Generali SpA	180,576	5,593,231
Banca IFIS SpA	9,747	241,720
Banca Popolare dell’Emilia Romagna SC	1,323,540	10,738,747
Banca Popolare di Milano Scarl	10,524,126	9,939,783
Banca Popolare di Sondrio Scarl	1,319,436	6,054,518
Beni Stabili SpA SIIQ	4,325,288	3,578,670
Biesse SpA	38,988	642,576
Brembo SpA	73,359	3,248,734
Brunello Cucinelli SpA[b]	7,182	130,666
Buzzi Unicem SpA	278,559	4,735,661
Cairo Communication SpA	9,363	47,412
Cementir Holding SpA	12,904	72,555
Cerved Information Solutions SpA	337,989	2,576,181
CIR-Compagnie Industriali Riunite SpA[a]	2,680,014	2,975,280
Credito Emiliano SpA	16,929	121,835
Credito Valtellinese SCa	3,178,548	4,020,305
Danieli & C Officine Meccaniche SpA RSP	241,110	3,664,869
Datalogic SpA	5,873	99,390
Davide Campari-Milano SpA	1,088,586	9,367,527
De’ Longhi SpA	144,666	3,560,462
DeA Capital SpA	21,312	34,607
DiaSorin SpA	73,359	3,301,408
Ei Towers SpA	34,884	2,125,184

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Engineering Ingegneria Informatica SpA	1,471	$90,347
ERG SpA	226,883	3,235,586
Esprinet SpA	34,371	311,337
FinecoBank Banca Fineco SpA	361,665	2,750,649
Geox SpA[a,b]	42,579	199,710
Gruppo Editoriale L’Espresso SpA[a]	947,743	1,029,127
Hera SpA	2,393,154	6,318,199
Immobiliare Grande Distribuzione SIIQ SpA	130,815	131,427
Industria Macchine Automatiche SpA[b]	9,747	506,266
Interpump Group SpA	212,895	3,151,338
Iren SpA	1,020,870	1,691,556
Italcementi SpA	439,128	4,899,336
Italmobiliare SpA	960	41,676
Juventus Football Club SpA[a,b]	5,794,848	1,670,094
La Doria SpA	16,802	227,735
Maire Tecnimont SpA[a]	427,329	1,239,601
MARR SpA	268,299	5,491,857
Mediaset SpA	2,008,228	10,248,959
Mediolanum SpA	706,401	5,786,117
Moleskine SpA	96,839	177,897
Moncler SpA	311,391	5,039,279
Piaggio & C SpA[b]	415,530	1,036,457
RAI Way SpAc	73,847	377,693
RCS MediaGroup SpA[a,b]	130,302	104,571
Recordati SpA	368,847	9,212,374
Reply SpA	31,939	4,092,645
Safilo Group SpA[a,b]	53,026	662,485
Salini Impregilo SpA	560,709	2,335,090
Salvatore Ferragamo SpA	151,848	4,143,151
Saras SpA[a]	754,372	1,495,804
Societa Cattolica di Assicurazioni Scrl	459,648	3,617,720
Societa Iniziative Autostradali e Servizi SpA	11,286	130,032
Sogefi SpA[a,b]	339,606	825,321
Tamburi Investment Partners SpA	20,485	79,834
Tod’s SpA[b]	37,962	3,197,523
Trevi Finanziaria Industriale SpA[b]	343,710	446,123
Unipol Gruppo Finanziario SpA	1,130,139	5,293,251
Yoox Net-A-Porter Group SpA[a]	153,387	5,227,192
Zignago Vetro SpA	3,905	25,537

		204,349,361

Security	Shares	Value

JAPAN — 29.88%
3-D Matrix Ltd.[a,b]	51,300	$463,369
77 Bank Ltd. (The)	1,026,000	5,713,462
Accordia Golf Co. Ltd.	256,500	2,335,973
Achilles Corp.	1,026,000	1,275,326
Activia Properties Inc.	1,026	4,370,118
Adastria Co. Ltd.	66,740	3,777,371
ADEKA Corp.	307,800	4,560,567
Aderans Co. Ltd.	51,300	360,492
Advance Residence Investment Corp.	3,591	7,692,343
Advantest Corp.[b]	410,400	3,302,245
Adways Inc.[b]	51,300	332,010
Aeon Delight Co. Ltd.	51,300	1,485,755
AEON REIT Investment Corp.	1,539	1,841,571
Ai Holdings Corp.	256,500	6,285,233
Aica Kogyo Co. Ltd.	153,900	3,074,812
Aida Engineering Ltd.	205,200	1,972,505
Aiful Corp.[a,b]	820,800	3,285,241
Ain Pharmaciez Inc.	51,300	2,448,626
Airport Facilities Co. Ltd.	153,900	701,429
Akebono Brake Industry Co. Ltd.[b]	292,600	860,767
Alpine Electronics Inc.	51,300	681,874
Anritsu Corp.	359,100	2,356,803
Aoyama Trading Co. Ltd.	153,900	5,649,695
Arcs Co. Ltd.	51,300	1,040,666
Ardepro Co. Ltd.[b]	359,100	309,479
Asahi Diamond Industrial Co. Ltd.	205,200	2,185,059
Asahi Holdings Inc.	102,600	1,518,488
Asahi Intecc Co. Ltd.	102,600	3,996,022
Asatsu-DK Inc.	51,300	1,268,099
Ashikaga Holdings Co. Ltd.	102,600	463,369
ASKUL Corp.	51,300	1,895,985
Asukanet Co. Ltd.[b]	51,300	942,041
Autobacs Seven Co. Ltd.	205,200	3,613,424
Avex Group Holdings Inc.	102,600	1,215,811
Awa Bank Ltd. (The)	1,026,000	5,721,964
Azbil Corp.	256,500	6,525,419
Bank of Iwate Ltd. (The)	51,300	2,291,336
Bank of Nagoya Ltd. (The)	1,026,000	3,825,979
Benefit One Inc.[b]	153,900	2,716,445
BIC Camera Inc.	153,900	1,258,747
Broadleaf Co. Ltd.	102,600	1,183,503
Calsonic Kansei Corp.	513,000	4,123,555
Canon Marketing Japan Inc.	205,200	3,139,003
Capcom Co. Ltd.	205,200	4,353,114

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Central Glass Co. Ltd.	513,000	$2,550,653
Century Tokyo Leasing Corp.	153,900	5,273,474
Chiyoda Corp.	513,000	3,923,754
Clarion Co. Ltd.[b]	513,000	1,768,452
Coca-Cola East Japan Co. Ltd.	205,200	2,897,541
Coca-Cola West Co. Ltd.	153,900	3,130,926
Colowide Co. Ltd.[b]	102,600	1,397,758
COMSYS Holdings Corp.	359,100	4,722,533
COOKPAD Inc.[b]	153,900	2,958,757
Cosmo Energy Holdings Co. Ltd.[a]	151,800	2,076,833
Cosmos Pharmaceutical Corp.[b]	18,000	2,256,805
CROOZ Inc.[b]	51,300	1,130,789
CyberAgent Inc.	153,900	6,376,631
Daido Steel Co. Ltd.	396,000	1,525,917
Daifuku Co. Ltd.	307,800	4,598,827
Daihen Corp.	513,000	2,571,908
Daiichikosho Co. Ltd.	102,600	3,434,879
Daikokutenbussan Co. Ltd.	53,900	1,858,082
Daikyo Inc.	1,026,000	1,785,457
Daio Paper Corp.[b]	513,000	5,097,054
Daiseki Co. Ltd.	102,600	1,659,625
Daishi Bank Ltd. (The)	1,539,000	7,001,541
Daiwa House REIT Investment Corp.	922	3,720,854
Daiwa House Residential Investment Corp.	2,052	4,169,467
Daiwa Office Investment Corp.	1,026	5,262,846
Daiwabo Holdings Co. Ltd.	1,026,000	2,032,020
DCM Holdings Co. Ltd.	307,800	2,053,275
Dena Co. Ltd.	256,500	4,149,062
Denka Co. Ltd.	1,026,000	4,803,729
DIC Corp.	2,052,000	5,611,436
Digital Garage Inc.	90,500	1,423,402
Dip Corp.	102,600	1,832,219
Disco Corp.	102,600	9,445,917
DMG Mori Co. Ltd.	307,800	4,438,135
Dowa Holdings Co. Ltd.	513,000	4,506,153
Dr. Ci:Labo Co. Ltd.	102,600	1,858,575
Duskin Co. Ltd.	307,800	5,307,908
Ebara Corp.	1,026,000	4,480,646
EDION Corp.[b]	307,800	2,323,644
Euglena Co. Ltd.[a,b]	153,900	2,115,766
Exedy Corp.	153,900	3,567,088
Ezaki Glico Co. Ltd.	111,000	5,334,991
F@N Communications Inc.	102,800	740,279

Security	Shares	Value

Financial Products Group Co. Ltd.[b]	205,200	$1,630,717
FP Corp.	51,300	2,110,665
Frontier Real Estate Investment Corp.	1,026	4,166,066
Fudo Tetra Corp.[b]	699,800	904,651
Fuji Machine Manufacturing Co. Ltd.	296,200	2,935,614
Fuji Oil Holdings Inc.	205,200	2,911,145
Fuji Seal International Inc.	51,300	1,753,574
Fuji Soft Inc.	102,600	1,973,355
Fujikura Ltd.	1,026,000	5,313,860
Fujimi Inc.	51,300	777,949
Fujitec Co. Ltd.	51,300	558,168
Fukuoka REIT Corp.	1,026	1,679,180
Funai Electric Co. Ltd.	51,300	533,511
Furukawa Electric Co. Ltd.	2,052,000	3,774,966
Futaba Industrial Co. Ltd.	394,400	1,706,043
Fuyo General Lease Co. Ltd.	51,300	2,316,843
Global One Real Estate Investment Corp.[b]	1,026	3,392,368
Glory Ltd.	307,800	7,843,257
GLP J-REIT	5,643	5,630,140
GMO Internet Inc.	205,200	2,929,850
GNI Group Ltd.[a,b]	513,000	833,213
Gree Inc.	153,900	783,050
GS Yuasa Corp.	1,026,000	3,928,005
Gulliver International Co. Ltd.	153,900	1,567,376
Gunze Ltd.	513,000	1,636,669
Gurunavi Inc.	102,600	1,884,082
H2O Retailing Corp.	256,500	5,031,162
Hanwa Co. Ltd.	1,026,000	4,276,594
Happinet Corp.	51,300	533,511
Haseko Corp.	718,200	7,385,840
Hazama Ando Corp.	461,700	2,743,227
Heiwa Corp.	102,600	1,902,787
Heiwa Real Estate Co. Ltd.	205,200	2,489,437
Heiwa Real Estate REIT Inc.	2,565	1,912,989
HIS Co. Ltd.	153,900	5,216,084
Hitachi Capital Corp.	153,900	4,457,265
Hitachi Zosen Corp.	513,000	2,826,973
Hogy Medical Co. Ltd.	102,600	4,948,266
Hokkaido Electric Power Co. Inc.[a]	513,000	5,513,661
Hokkoku Bank Ltd. (The)	1,539,000	5,751,722
HORIBA Ltd.	102,600	4,072,542
Hoshino Resorts REIT Inc.	103	1,107,031
Hoshizaki Electric Co. Ltd.	102,600	7,490,416

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Hosiden Corp.	307,800	$1,910,439
House Foods Group Inc.	307,800	5,346,168
Hulic Reit Inc.	2,052	2,703,692
Hyakugo Bank Ltd. (The)	1,539,000	7,932,529
Hyakujushi Bank Ltd. (The)	1,539,000	5,828,241
IBJ Leasing Co. Ltd.	51,300	1,089,979
Ichigo Inc.	513,000	1,334,842
Ichigo Office REIT Investment	3,078	2,132,346
Iino Kaiun Kaisha Ltd.	445,300	2,029,542
Inabata & Co. Ltd.	307,800	3,596,420
Industrial & Infrastructure Fund Investment Corp.	919	4,173,292
Infomart Corp.[b]	102,600	974,349
Internet Initiative Japan Inc.[b]	102,600	1,933,395
Invesco Office J-Reit Inc.	513	408,955
Invincible Investment Corp.	6,669	3,973,492
Iriso Electronics Co. Ltd.[b]	51,300	2,274,332
Iseki & Co. Ltd.[b]	1,026,000	1,700,435
Ishihara Sangyo Kaisha Ltd.[a]	1,539,000	1,504,885
IT Holdings Corp.	256,500	6,387,259
Ito EN Ltd.	154,500	3,246,837
Itoki Corp.	51,300	376,221
IwaiCosmo Holdings Inc.	153,900	1,726,792
Iwatani Corp.[b]	513,000	2,860,982
Izumi Co. Ltd.	153,900	5,764,475
J Trust Co. Ltd.[b]	205,200	1,663,025
Jaccs Co. Ltd.	513,000	2,163,804
Jafco Co. Ltd.	102,600	3,957,763
Japan Aviation Electronics Industry Ltd.	105,000	1,885,519
Japan Communications Inc.[a,b]	307,800	765,196
Japan Digital Laboratory Co. Ltd.	307,800	3,956,062
Japan Display Inc.[a]	974,700	3,085,439
Japan Excellent Inc.	5,130	5,641,193
Japan Hotel REIT Investment Corp.	7,695	5,362,747
Japan Logistics Fund Inc.	4,617	8,662,016
Japan Petroleum Exploration Co. Ltd.	102,600	3,094,792
Japan Rental Housing Investments Inc.	3,591	2,410,367
Japan Securities Finance Co. Ltd.	513,000	2,784,462
Japan Steel Works Ltd. (The)	1,026,000	3,842,983
Jin Co. Ltd.[b]	51,300	1,910,864
Juki Corp.	102,600	1,284,679
Juroku Bank Ltd. (The)	1,539,000	6,912,268

Security	Shares	Value

JVC Kenwood Corp.	513,080	$1,352,057
K’s Holdings Corp.	153,960	5,466,904
kabu.com Securities Co. Ltd.	718,200	2,380,609
Kadokawa Dwango[a]	109,367	1,414,725
Kagome Co. Ltd.[b]	307,800	5,251,794
Kaken Pharmaceutical Co. Ltd.	253,000	17,610,938
Kanematsu Corp.	2,052,000	3,417,874
Kawasaki Kisen Kaisha Ltd.	2,052,000	4,642,188
Keihin Corp.	153,900	2,530,247
Keiyo Bank Ltd. (The)	1,539,000	7,792,244
Kenedix Inc.	564,300	2,057,526
Kenedix Office Investment Corp.	1,026	4,718,707
Kenedix Residential Investment Corp.	1,026	2,635,674
Kenedix Retail REIT Corp.	1,026	2,010,764
Kewpie Corp.	307,800	7,075,510
Kinden Corp.	513,000	6,703,965
Kitz Corp.	564,300	2,618,670
Kiyo Bank Ltd. (The)	461,700	7,070,409
KLab Inc.[a,b]	307,800	3,142,404
Koa Corp.	102,600	859,570
Kobayashi Pharmaceutical Co. Ltd.	153,900	12,013,574
Komeri Co. Ltd.	153,900	3,315,848
Komori Corp.	153,900	1,840,296
Konishi Co. Ltd.	51,300	947,993
Kumagai Gumi Co. Ltd.	513,000	1,547,396
KYB Corp.	513,000	1,475,127
Kyodo Printing Co. Ltd.	550,000	1,531,386
KYORIN Holdings Inc.	256,500	4,342,486
Kyowa Exeo Corp.	153,900	1,615,838
Laox Co. Ltd.[a,b]	513,000	1,449,621
Leopalace21 Corp.[a]	666,900	3,581,116
Lintec Corp.	102,600	2,423,970
Lion Corp.	513,000	4,978,024
Macnica Fuji Electronics Holdings Inc.[a]	120,350	1,629,599
Maeda Corp.	513,000	3,753,710
Maeda Kosen Co. Ltd.[b]	102,600	789,852
Maeda Road Construction Co. Ltd.	141,000	2,588,067
Makino Milling Machine Co. Ltd.	513,000	4,017,278
Maruha Nichiro Corp.	256,500	3,868,490
Marusan Securities Co. Ltd.	307,800	3,007,219
Marvelous Inc.[b]	102,600	827,262
Matsui Securities Co. Ltd.	359,100	3,192,992
Matsumotokiyoshi Holdings Co. Ltd.	102,600	4,429,633

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Matsuya Co. Ltd.	153,900	$1,883,657
MCUBS MidCity Investment Corp.[b]	1,539	4,425,382
MEGMILK SNOW BRAND Co. Ltd.	102,600	2,145,099
Meidensha Corp.	513,000	1,815,214
Meitec Corp.	205,200	7,507,421
Message Co. Ltd.	51,300	1,270,225
Micronics Japan Co. Ltd.[b]	102,600	1,050,019
Ministop Co. Ltd.	102,600	1,904,487
MISUMI Group Inc.	923,400	12,158,961
Mitsuba Corp.	84,800	1,348,508
Mitsubishi Steel Manufacturing Co. Ltd.	1,539,000	2,971,510
Mitsui Engineering & Shipbuilding Co. Ltd.	2,052,000	3,179,814
Mitsui Mining & Smelting Co. Ltd.	1,539,000	2,984,264
Mitsumi Electric Co. Ltd.	256,500	1,566,526
Miura Co. Ltd.	153,900	1,850,498
Mizuno Corp.	1,026,000	5,058,794
Modec Inc.	51,300	710,357
Monex Group Inc.	513,070	1,454,070
MonotaRO Co. Ltd.	102,800	2,670,628
Mori Hills REIT Investment Corp.	3,078	3,825,979
MORI TRUST Sogo REIT Inc.	3,591	6,380,032
Morinaga & Co. Ltd./Japan	513,000	2,631,423
Morinaga Milk Industry Co. Ltd.	513,000	2,338,098
MOS Food Services Inc.	51,300	1,115,060
Musashino Bank Ltd. (The)	153,900	5,904,761
Nachi-Fujikoshi Corp.	513,000	2,321,094
Nagase & Co. Ltd.	513,000	6,427,644
Nakanishi Inc.	51,300	1,753,574
Namura Shipbuilding Co. Ltd.	153,900	1,362,048
Nankai Electric Railway Co. Ltd.	1,026,000	5,271,349
NanoCarrier Co. Ltd.[a,b]	102,600	870,623
Nanto Bank Ltd. (The)	1,026,000	3,273,337
NET One Systems Co. Ltd.	333,800	2,066,282
Next Co. Ltd.	102,600	766,046
Nichi-Iko Pharmaceutical Co. Ltd.	205,200	5,747,470
Nichicon Corp.	205,200	1,661,325
Nichirei Corp.	513,000	3,362,610
Nifco Inc./Japan	256,500	9,979,428
Nihon Kohden Corp.	307,800	6,037,395
Nihon M&A Center Inc.	102,600	4,259,590
Nihon Nohyaku Co. Ltd.[b]	102,600	671,672
Nihon Parkerizing Co. Ltd.	718,200	6,457,402

Security	Shares	Value

Nihon Unisys Ltd.	205,200	$2,271,781
Nikkiso Co. Ltd.	102,600	833,213
Nikkon Holdings Co. Ltd.	307,800	5,991,483
Nippo Corp.	132,000	2,317,862
Nippon Accommodations Fund Inc.	1,026	3,549,658
Nippon Chemi-Con Corp.	513,000	1,198,807
Nippon Coke & Engineering Co. Ltd.	1,412,400	1,182,121
Nippon Denko Co. Ltd.	496,200	1,007,408
Nippon Gas Co. Ltd.	102,600	2,610,168
Nippon Kayaku Co. Ltd.	513,000	5,386,128
Nippon Light Metal Holdings Co. Ltd.	1,744,200	3,006,369
Nippon Paper Industries Co. Ltd.	256,500	4,780,348
Nippon Parking Development Co. Ltd.[b]	410,400	472,721
NIPPON REIT Investment Corp.	1,026	2,423,120
Nippon Seiki Co. Ltd.	513,000	10,776,507
Nippon Sharyo Ltd.[a,b]	1,026,000	2,474,133
Nippon Sheet Glass Co. Ltd.[a,b]	2,565,000	2,231,821
Nippon Shinyaku Co. Ltd.	513,000	20,192,666
Nippon Shokubai Co. Ltd.	101,200	7,983,625
Nippon Soda Co. Ltd.	513,000	4,013,027
Nippon Steel & Sumikin Bussan Corp.	513,000	1,793,959
Nippon Suisan Kaisha Ltd.	820,800	2,768,308
Nippon Yakin Kogyo Co. Ltd.[a,b]	496,200	690,794
Nipro Corp.	307,800	3,473,989
Nishi-Nippon City Bank Ltd. (The)	2,052,000	6,053,549
Nishi-Nippon Railroad Co. Ltd.	513,000	2,669,683
Nishimatsu Construction Co. Ltd.	514,000	2,057,278
Nishimatsuya Chain Co. Ltd.	410,400	3,649,134
Nishio Rent All Co. Ltd.	102,600	2,405,265
Nissan Chemical Industries Ltd.	359,100	8,986,799
Nissan Shatai Co. Ltd.	153,900	1,795,659
Nissha Printing Co. Ltd.	102,600	2,249,676
Nisshin OilliO Group Ltd. (The)	1,026,000	3,825,979
Nisshin Steel Co. Ltd.	256,500	2,661,181
Nisshinbo Holdings Inc.	513,000	7,010,043
Nitto Boseki Co. Ltd.	1,026,000	3,120,298
Nitto Kogyo Corp.	51,300	997,305
Noevir Holdings Co. Ltd.	51,300	1,294,456
NOF Corp.	513,000	3,689,944
Nomura Co. Ltd.	153,900	2,096,636
North Pacific Bank Ltd.	903,400	3,496,066
NSD Co. Ltd.	387,240	5,423,125

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

NTN Corp.	1,539,000	$7,741,231
Obara Group Inc.	51,300	2,163,804
Obic Co. Ltd.	205,200	10,916,793
Ogaki Kyoritsu Bank Ltd. (The)	1,539,000	6,032,293
Okasan Securities Group Inc.	513,000	3,043,779
Oki Electric Industry Co. Ltd.	2,052,000	3,485,892
Okinawa Electric Power Co. Inc. (The)	153,900	3,799,197
OKUMA Corp.	513,000	4,153,313
OncoTherapy Science Inc.[a]	256,500	648,291
Orient Corp.[a]	1,179,900	2,375,933
Orix JREIT Inc.	6,669	9,008,055
OSG Corp.	256,500	4,869,621
OSJB Holdings Corp.	51,300	98,625
Pacific Metals Co. Ltd.[b]	513,000	1,381,603
Paramount Bed Holdings Co. Ltd.	51,300	1,653,673
Penta-Ocean Construction Co. Ltd.	872,100	3,989,221
Pigeon Corp.	307,800	8,710,479
Pilot Corp.	102,600	4,378,620
Pioneer Corp.[a,b]	903,400	2,447,995
Pola Orbis Holdings Inc.	51,300	3,286,091
Premier Investment Corp.	5,130	5,050,292
Press Kogyo Co. Ltd.[b]	513,000	2,219,068
Prima Meat Packers Ltd.	513,000	1,441,119
Proto Corp.	160,700	2,096,058
Raito Kogyo Co. Ltd.	153,900	1,484,480
Relia Inc.	153,900	1,467,901
Relo Holdings Inc.	29,000	3,140,916
Rengo Co. Ltd.	513,000	2,452,878
Resorttrust Inc.	256,500	6,631,697
Ricoh Leasing Co. Ltd.	51,300	1,562,275
Ringer Hut Co. Ltd.[b]	153,900	3,150,056
Riso Kagaku Corp.	102,600	1,874,730
Rohto Pharmaceutical Co. Ltd.	307,800	5,111,508
Round One Corp.	205,200	931,838
Ryobi Ltd.	513,000	1,908,738
Ryosan Co. Ltd.	102,600	2,499,640
S Foods Inc.[b]	24,000	419,043
Saizeriya Co. Ltd.	256,500	5,843,120
San-in Godo Bank Ltd. (The)	1,026,000	9,547,943
Sanken Electric Co. Ltd.	513,000	1,798,210
Sankyo Tateyama Inc.	51,300	717,584
Sankyu Inc.	1,026,000	5,823,990
Sanwa Holdings Corp.	820,800	6,665,705
Sanyo Shokai Ltd.	513,000	1,504,885

Security	Shares	Value

Sanyo Special Steel Co. Ltd.	513,000	$2,129,795
Sapporo Holdings Ltd.	1,026,000	4,251,088
Sato Holdings Corp.	51,300	1,122,712
Sawada Holdings Co. Ltd.	102,600	1,032,164
Sawai Pharmaceutical Co. Ltd.	102,600	6,606,190
SCREEN Holdings Co. Ltd.	513,000	3,060,783
SCSK Corp.	105,280	4,061,143
Seiko Holdings Corp.	513,000	3,366,861
Seino Holdings Co. Ltd.	718,200	8,593,999
Sekisui House SI Residential Investment Corp.	1,539	1,407,960
Senshu Ikeda Holdings Inc.	750,780	3,253,847
Seria Co. Ltd.	51,300	2,193,561
Shibuya Kogyo Co. Ltd.	51,300	795,804
Shiga Bank Ltd. (The)	1,026,000	5,517,912
Shima Seiki Manufacturing Ltd.	153,900	2,315,993
Shimachu Co. Ltd.	256,500	5,645,444
Shinko Electric Industries Co. Ltd.	205,200	1,258,322
Shinko Plantech Co. Ltd.	359,100	2,904,343
ShinMaywa Industries Ltd.	228,000	2,512,865
Ship Healthcare Holdings Inc.	102,600	2,503,040
SHO-BOND Holdings Co. Ltd.	51,300	2,046,899
Showa Corp.	205,200	1,918,091
Showa Denko KK	2,565,000	3,252,082
Sinanen Holdings Co. Ltd.	513,000	1,917,241
SKY Perfect JSAT Holdings Inc.	699,800	3,711,390
Skylark Co. Ltd.	284,200	3,718,681
SMS Co. Ltd.	102,600	1,718,290
Sodick Co. Ltd.	102,600	764,346
Sohgo Security Services Co. Ltd.	153,900	7,486,165
Sojitz Corp.	3,078,000	6,835,749
Sosei Group Corp.[b]	51,300	1,836,470
Sotetsu Holdings Inc.	1,539,000	8,812,505
SPARX Group Co. Ltd.[b]	205,200	557,743
Square Enix Holdings Co. Ltd.	205,200	5,577,427
Star Micronics Co. Ltd.	256,500	3,513,524
Start Today Co. Ltd.	153,900	5,196,955
Sugi Holdings Co. Ltd.	102,600	5,024,786
Sumco Corp.	461,700	4,698,302
Sumitomo Bakelite Co. Ltd.	1,026,000	4,242,585
Sumitomo Forestry Co. Ltd.	461,700	5,566,799
Sumitomo Mitsui Construction Co. Ltd.	2,052,000	2,006,513
Sumitomo Osaka Cement Co. Ltd.	1,026,000	3,979,018
Sumitomo Warehouse Co. Ltd. (The)	513,000	2,741,952

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Sundrug Co. Ltd.	102,600	$5,458,396
Tadano Ltd.	513,000	6,181,081
Taikisha Ltd.	51,300	1,248,544
Taiyo Yuden Co. Ltd.	256,500	3,645,308
Takara Bio Inc.[b]	153,900	1,563,550
Takara Holdings Inc.	513,000	3,711,199
Takara Leben Co. Ltd.	153,900	807,282
Takata Corp.[a,b]	102,600	1,172,450
Takeuchi Manufacturing Co. Ltd.	51,300	979,451
Takiron Co. Ltd.	28,000	120,655
TechnoPro Holdings Inc.	51,300	1,385,855
Teikoku Sen-I Co. Ltd.	51,300	650,842
Tekken Corp.[b]	513,000	1,441,119
Temp Holdings Co. Ltd.	307,800	4,629,434
Toagosei Co. Ltd.	752,000	6,356,246
TOC Co. Ltd.	461,700	3,412,773
Toda Corp.	1,026,000	5,619,938
Toho Bank Ltd. (The)	513,000	1,900,236
Toho Holdings Co. Ltd.	153,900	3,434,454
Toho Titanium Co. Ltd.[a]	51,300	676,348
Toho Zinc Co. Ltd.	1,026,000	2,865,233
Tohokushinsha Film Corp.	102,700	727,644
Tokai Carbon Co. Ltd.	1,026,000	2,822,722
Tokai Rika Co. Ltd.	153,900	3,379,615
Tokai Tokyo Financial Holdings Inc.	564,300	3,465,062
Tokuyama Corp.[a,b]	1,030,000	2,091,154
Tokyo Broadcasting System Holdings Inc.	102,600	1,538,043
Tokyo Dome Corp.	513,000	2,397,613
Tokyo Ohka Kogyo Co. Ltd.	102,600	3,307,346
Tokyo Seimitsu Co. Ltd.	153,900	3,431,903
Tokyo Steel Manufacturing Co. Ltd.	307,800	2,071,130
Tokyo TY Financial Group Inc.	69,444	2,189,637
Tokyotokeiba Co. Ltd.	513,000	1,211,560
Tokyu Construction Co. Ltd.	256,540	1,972,812
TOKYU REIT Inc.	4,617	5,616,537
TOMONY Holdings Inc.	394,400	1,539,361
Tomy Co. Ltd.	359,100	1,818,190
Top REIT Inc.	513	1,932,119
Topcon Corp.	256,500	3,740,957
Topre Corp.	153,900	3,368,137
Toridoll.corp.	51,300	653,817
Toshiba Machine Co. Ltd.	513,000	1,781,206

Security	Shares	Value

Toshiba Plant Systems & Services Corp.	51,300	$553,066
Tosoh Corp.	1,539,000	7,894,270
Totetsu Kogyo Co. Ltd.	51,300	1,115,060
Toyo Construction Co. Ltd.[b]	394,400	1,830,238
Toyo Corp./Chuo-ku	102,600	805,156
Toyo Ink SC Holdings Co. Ltd.	513,000	2,129,795
Toyo Kanetsu KK	513,000	833,213
Toyo Tire & Rubber Co. Ltd.	256,500	5,456,271
Toyobo Co. Ltd.	2,565,000	3,783,468
Toyota Boshoku Corp.	102,600	2,213,116
TPR Co. Ltd.	153,900	3,799,197
TS Tech Co. Ltd.	205,200	5,679,453
TSI Holdings Co. Ltd.	307,800	2,173,156
Tsubakimoto Chain Co.	513,000	3,787,719
Tsukuba Bank Ltd.	496,200	1,755,769
Tsumura & Co.	153,900	3,731,605
Tsuruha Holdings Inc.	102,600	8,179,093
UACJ Corp.	519,944	1,016,837
Ube Industries Ltd.	2,052,000	4,336,109
ULVAC Inc.	153,900	2,762,357
Unipres Corp.	102,600	2,355,103
United Arrows Ltd.	51,300	2,223,319
United Super Markets Holdings Inc.	241,100	2,113,808
Unitika Ltd.[a]	3,591,000	1,815,214
Universal Entertainment Corp.	51,300	935,239
UNY Group Holdings Co. Ltd.	615,600	3,428,077
USEN Corp.[a]	463,140	1,239,645
Ushio Inc.	307,800	4,267,242
Valor Holdings Co. Ltd.	153,900	3,619,376
VT Holdings Co. Ltd.	292,600	1,820,945
Wacoal Holdings Corp.	513,000	6,478,658
Wacom Co. Ltd.[b]	410,400	1,543,995
Welcia Holdings Co. Ltd.	51,300	2,546,401
Xebio Holdings Co. Ltd.	153,900	2,776,385
Yahagi Construction Co. Ltd.	102,600	886,777
YAMABIKO Corp.	205,200	1,906,188
Yamato Kogyo Co. Ltd.	102,600	2,754,705
Yodogawa Steel Works Ltd.	202,400	3,589,277
Yokogawa Bridge Holdings Corp.[b]	51,300	478,247
Yokohama Reito Co. Ltd.	205,200	1,644,321
Yondoshi Holdings Inc.	51,300	1,091,679
Yoshinoya Holdings Co. Ltd.	359,100	4,436,860
Yumeshin Holdings Co. Ltd.[b]	102,600	597,703

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Zenkoku Hosho Co. Ltd.	153,900	$5,247,968
Zensho Holdings Co. Ltd.[b]	307,800	2,910,295
Zeon Corp.	513,000	4,221,330
ZERIA Pharmaceutical Co. Ltd.	51,300	768,172

		1,541,623,287
NETHERLANDS —1.76%
Aalberts Industries NV	348,150	11,370,224
Accell Group	2,733	57,240
Amsterdam Commodities NV	1,539	38,914
Arcadis NV	198,379	5,029,249
ASM International NV	143,127	5,502,854
BE Semiconductor Industries NV	35,910	781,459
BinckBank NV	247,115	2,189,810
Corbion NV	218,538	5,396,677
Eurocommercial Properties NV	82,080	3,939,598
Euronext NVc	144,666	6,389,017
Fugro NV CVA[a],b	160,056	3,049,901
IMCD Group NV	101,574	3,817,171
Kendrion NV	2,256	54,577
Koninklijke BAM Groep NVa	686,394	3,807,807
NSI NV	223,668	978,911
PostNL NVa	1,185,030	4,916,768
SBM Offshore NVa,b	429,894	5,919,410
SNS REAAL NVa,b	291,555	3
TKH Group NV	90,801	3,455,952
TomTom NVa,b	317,547	3,469,899
USG People NV	210,330	3,368,945
VastNed Retail NV	92,853	4,538,726
Wereldhave NV	114,623	7,189,388
Wessanen	511,974	5,531,100

		90,793,600
NEW ZEALAND — 0.97%
Air New Zealand Ltd.	1,222,992	2,407,956
Argosy Property Ltd.	1,561,059	1,188,239
Chorus Ltd.[a]	1,123,473	2,162,604
Fisher & Paykel Healthcare Corp. Ltd.	1,937,601	10,199,432
Freightways Ltd.	1,539,815	6,136,431
Genesis Energy Ltd.	493,506	622,735
Goodman Property Trust	1,760,616	1,435,436
Infratil Ltd.	1,247,103	2,619,968
Kiwi Property Group Ltd.	8,060,008	7,416,627
Nuplex Industries Ltd.	471,072	1,357,778
Precinct Properties New Zealand Ltd.	1,749,330	1,443,988
Sky Network Television Ltd.	1,023,965	3,145,379

Security	Shares	Value

SKYCITY Entertainment Group Ltd.	1,543,104	$4,186,698
Summerset Group Holdings Ltd.	37,353	99,323
Trade Me Group Ltd.	1,008,045	2,496,278
Xero Ltd.[a,b]	107,217	1,159,963
Z Energy Ltd.	439,641	1,992,990

		50,071,825
NORWAY — 1.58%
Akastor ASA[a,b]	409,887	537,681
Aker ASA Class A	52,839	1,045,940
Aker Solutions ASA	227,259	913,140
Atea ASA	142,691	1,332,174
Austevoll Seafood ASA	309,852	1,913,277
Avance Gas Holding Ltd.[c]	18,468	255,354
Bakkafrost P/F	111,834	3,608,060
Borregaard ASA	282,959	1,514,813
BW LPG Ltd.b,c	229,824	1,567,142
BW Offshore Ltd.	1,058,319	442,748
Det Norske Oljeselskap ASA[a,b]	302,670	1,865,353
DNO ASA[a,b]	2,123,307	2,137,911
Entra ASA[c]	9,417	80,406
Fred Olsen Energy ASA[a]	52,326	243,332
Golden Ocean Group Ltd.[a,b]	201,609	393,125
Hexagon Composites ASA[b]	306,567	474,607
Hoegh LNG Holdings Ltd.	122,384	1,475,238
Kongsberg Automotive ASA[a]	1,367,806	792,060
Leroy Seafood Group ASA	51,813	1,824,703
Marine Harvest ASA	837,546	11,273,782
Nordic Semiconductor ASA[a,b]	354,996	1,713,771
Norwegian Air Shuttle ASA[a,b]	85,158	3,142,930
Norwegian Property ASA[a]	773,466	840,942
Ocean Yield ASA	8,940	72,371
Opera Software ASA[b]	371,925	2,331,729
Petroleum Geo-Services ASA[b]	561,222	2,346,550
Prosafe SE	738,722	2,051,569
Protector Forsikring ASA	57,969	419,604
REC Silicon ASA[a,b]	4,904,793	883,950
Salmar ASA	120,042	1,971,902
Scatec Solar ASA[c]	22,572	112,569
Schibsted ASA[b]	225,216	7,585,450
Schibsted ASA Class Ba	211,540	6,624,843
Selvaag Bolig ASA	7,893	22,480
Sparebank 1 Nord Norge	209,068	864,755
SpareBank 1 SMN	602,443	3,791,166
Stolt-Nielsen Ltd.	135,956	1,847,709
Storebrand ASA[a]	1,272,753	4,471,737

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

TGS Nopec Geophysical Co. ASA[b]	279,072	$5,524,186
Thin Film Electronics ASA[a,b]	1,229,661	581,276
Wilh Wilhelmsen ASA	103,961	453,350
XXL ASA[c]	9,101	97,605

		81,443,290
PORTUGAL — 0.41%
Banco BPI SA Registered[a,b,d]	557,459	681,072
BANIF — Banco Internacional do Funchal SAa,b	82,179,522	263,261
CTT-Correios de Portugal SA	266,247	3,039,624
Mota-Engil SGPS SAb	119,168	300,795
NOS SGPS SA	342,684	2,861,429
Pharol SGPS SA Registered[a,b]	597,132	253,295
Portucel SA	2,551,058	10,440,788
REN — Redes Energeticas Nacionais SGPS SA	513,000	1,573,686
Sonae SGPS SA	1,554,390	1,868,158

		21,282,108
SINGAPORE — 1.98%
Accordia Golf Trust[b]	205,200	93,772
AIMS AMP Capital Industrial REIT	102,600	102,563
ARA Asset Management Ltd.[b]	1,231,200	1,239,552
Ascendas India Trust[b]	3,591,000	2,243,574
Ascott Residence Trust	153,900	132,966
Asian Pay Television Trust	4,514,400	2,546,502
Biosensors International Group Ltd.[a,b]	3,591,000	1,743,577
Boustead Singapore Ltd.[b]	1,539,000	1,049,443
Bumitama Agri Ltd.[b]	51,300	29,487
Cache Logistics Trust	153,900	110,439
Cambridge Industrial Trust[b]	5,232,600	2,279,105
CapitaLand Retail China Trust	1,591,080	1,726,842
CDL Hospitality Trusts	3,078,000	2,978,001
Chip Eng Seng Corp. Ltd.	102,600	50,183
COSCO Corp. Singapore Ltd.[b]	3,276,000	877,187
CWT Ltd.[b]	153,900	219,779
Ezion Holdings Ltd.[b]	3,591,480	1,795,099
Ezra Holdings Ltd.[a,b]	2,052,000	178,753
Far East Hospitality Trust	2,154,600	1,030,762
First REIT[b]	2,667,600	2,361,888
First Resources Ltd.[b]	1,231,200	1,652,735
Frasers Centrepoint Trust	1,539,000	2,148,336
Frasers Commercial Trust	2,565,000	2,509,140
Frasers Hospitality Trust	102,600	56,776

Security	Shares	Value

Hong Leong Asia Ltd.	1,026,000	$630,032
Hyflux Ltd.[b]	1,641,600	797,064
Indofood Agri Resources Ltd.[b]	1,256,800	511,514
k1 Ventures Ltd.	102,600	14,652
Kenon Holdings Ltd./Singapore[a]	37,072	488,074
Keppel DC REIT[b]	461,700	344,503
Keppel REIT[b]	3,591,000	2,474,341
KrisEnergy Ltd.[a,b]	2,132,760	525,385
Lippo Malls Indonesia Retail Trust	5,745,600	1,312,811
M1 Ltd./Singapore[b]	1,026,000	2,080,571
Mapletree Commercial Trust	2,667,600	2,609,505
Mapletree Greater China Commercial Trust	5,694,300	4,045,575
Mapletree Industrial Trust	4,617,960	5,028,482
Mapletree Logistics Trust	5,130,000	3,736,237
Midas Holdings Ltd.[b]	4,601,900	1,035,058
Neptune Orient Lines Ltd./Singapore[a,b]	2,616,300	1,858,778
OSIM International Ltd.[b]	1,026,000	996,330
OUE Hospitality Trust[b]	1,077,333	626,938
OUE Ltd.[b]	564,300	721,240
Parkway Life REIT	102,600	169,230
Perennial Real Estate Holdings Ltd.[a,b]	2,343,309	1,656,463
Raffles Medical Group Ltd.[b]	615,600	1,890,096
Religare Health Trust[b]	384,400	273,101
Rowsley Ltd.[a,b]	4,037,600	553,530
SATS Ltd.[b]	1,487,700	4,025,979
Sheng Siong Group Ltd.	1,026,000	622,706
SIIC Environment Holdings Ltd.[a,b]	1,158,960	703,403
Silverlake Axis Ltd.[b]	1,436,440	589,756
Singapore Post Ltd.[b]	4,617,000	6,247,208
SMRT Corp. Ltd.[b]	4,104,000	4,278,358
Soilbuild Business Space REIT	5,078,700	2,901,078
SPH REIT[b]	102,600	68,864
Starhill Global REIT	3,693,600	2,136,248
Super Group Ltd./Singapore	1,179,900	758,236
Tat Hong Holdings Ltd.[b]	1,026,000	410,253
Tiger Airways Holdings Ltd.[a,b]	6,053,450	1,253,481
United Engineers Ltd.[b]	1,128,600	1,603,651
Vard Holdings Ltd.[a,b]	2,052,000	556,773
Venture Corp. Ltd.	1,026,000	6,058,565
Wing Tai Holdings Ltd.[b]	2,777,700	3,460,969
Yanlord Land Group Ltd.[b]	2,052,000	1,531,125

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Ying Li International Real Estate Ltd.[a,b]	5,027,400	$660,508
Yoma Strategic Holdings Ltd.[a,b]	2,720,100	835,161

		102,238,293

SPAIN — 2.31%
Abengoa SAb	311,454	373,292
Acciona SA	71,307	6,026,638
Acerinox SAb	329,037	3,578,006
Almirall SA	190,363	3,686,288
Applus Services SA	249,318	2,230,814
Atresmedia Corp. de Medios de Comunicacion SA	204,687	2,638,675
Axiare Patrimonio SOCIMI SA	31,293	449,382
Bolsas y Mercados Espanoles SHMSF SAb	88,326	3,189,054
Cia. de Distribucion Integral Logista Holdings SA	59,508	1,194,743
CIE Automotive SA	17,955	289,378
Construcciones y Auxiliar de Ferrocarriles SA	8,525	2,391,013
Deoleo SAa	317,547	106,987
Duro Felguera SAb	19,056	45,047
Ebro Foods SA	286,260	5,457,908
Ence Energia y Celulosa SA	162,621	573,049
Faes Farma SA	1,046,130	2,831,239
Fomento de Construcciones y Contratas SAa,b	351,647	2,695,822
Gamesa Corp. Tecnologica SA	662,796	10,532,088
Grupo Catalana Occidente SA	133,380	4,166,725
Hispania Activos Inmobiliarios SAa	267,273	4,044,831
Indra Sistemas SAa,b	282,150	3,041,656
Inmobiliaria Colonial SAa	5,736,879	4,271,303
Laboratorios Farmaceuticos Rovi SA	2,052	31,009
Lar Espana Real Estate SOCIMI SA	63,846	677,064
Let’s GOWEX SAa	51,450	1
Liberbank SAa,b	3,362,452	2,094,884
Mediaset Espana Comunicacion SA	434,043	5,300,493
Melia Hotels International SA	150,309	2,185,071
Merlin Properties SOCIMI SA	825,346	10,630,639
NH Hotel Group SAa,b	629,451	3,872,950
Obrascon Huarte Lain SAb	119,529	963,083
Obrascon Huarte Lain SAa,b	239,058	1,926,166

Security	Shares	Value

Papeles y Cartones de Europa SA	429,040	$2,450,265
Promotora de Informaciones SAa,b	146,974	820,217
Prosegur Cia. de Seguridad SA	651,510	2,914,747
Sacyr SAb	921,965	2,338,358
Saeta Yield SA	58,995	587,171
Tecnicas Reunidas SA	91,827	4,115,287
Tubacex SAb	757,188	1,635,216
Tubos Reunidos SAb	798,481	842,350
Viscofan SA	144,153	8,461,941
Zeltia SAa,b	767,448	3,429,195

		119,090,045
SWEDEN — 4.58%
AAK AB	62,586	4,536,793
AF AB Class B	154,413	2,300,478
Arcam ABa,b	56,943	1,076,364
Avanza Bank Holding AB	51,300	2,036,062
Axfood AB	201,096	3,649,638
B&B Tools AB Class B	76,950	1,010,479
Betsson AB	282,715	4,628,149
Bilia AB Class A	18,468	389,329
BillerudKorsnas AB	441,180	8,048,426
BioGaia AB Class B	40,642	1,325,863
Bure Equity AB	7,528	48,984
Byggmax Group AB	34,884	284,505
Castellum AB	609,444	9,187,291
Clas Ohlson AB Class B	62,870	960,715
Cloetta AB Class Ba	526,851	1,582,238
Com Hem Holding AB	198,018	1,705,936
Concentric AB	139,587	1,623,401
Dios Fastigheter AB	8,255	61,006
Duni AB	2,412	36,858
Dustin Group ABa,b,c	23,598	161,888
Elekta AB Class Bb	979,830	7,621,971
Eltel ABa,c	7,695	85,188
Fabege AB	593,028	9,491,577
Fastighets AB Balder Class Ba,b	174,933	3,551,835
Fingerprint Cards ABa,b	178,011	8,805,213
Granges AB	30,780	234,721
Gunnebo AB	145,725	681,347
Haldex AB	111,834	1,083,312
Hemfosa Fastigheter AB	204,174	2,230,273
Hexpol AB	877,230	8,595,686
Holmen AB Class B	151,170	4,588,004
Hufvudstaden AB Class A	183,141	2,609,845

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Industrial & Financial Systems Class B	42,579	$1,657,336
Indutrade AB	57,456	2,760,827
Intrum Justitia AB	304,209	10,999,024
Inwido AB	22,059	241,609
JM AB	234,954	6,690,874
KappAhl AB	40,014	136,664
Kungsleden AB	582,255	4,388,710
L E Lundbergforetagen AB Class B	73,359	3,764,304
Lifco AB Class B	6,156	137,606
Lindab International AB	246,753	1,686,974
Loomis AB Class B	277,533	7,239,892
Meda AB Class A	637,183	9,432,855
Medivir AB Class Ba	109,782	982,626
Mekonomen AB	64,125	1,529,312
Modern Times Group MTG AB Class B	142,614	4,076,389
Mycronic AB	100,035	718,663
NCC AB Class B	254,448	7,908,282
NetEnt AB	82,080	4,698,047
New Wave Group AB Class B	5,466	24,462
Nibe Industrier AB Class B	286,254	9,274,401
Nobia AB	468,882	5,787,201
Nolato AB Class B	50,100	1,383,644
Nordnet AB Class B	172,368	615,096
Opus Group ABb	766,422	505,475
Orexo ABa,b	56,430	377,155
Oriflame Holding AGa	134,160	1,875,502
Peab AB	697,446	5,351,416
Qliro Group ABa,b	399,627	404,759
Ratos AB Class B	520,182	3,063,155
Recipharm AB Class B	1,467	25,311
Rezidor Hotel Group AB	203,148	868,486
Saab AB	163,647	4,639,037
SAS ABa,b	656,854	1,276,429
Scandi Standard AB	6,646	38,353
SSAB AB Class Aa,b	450,414	1,639,663
SSAB AB Class Ba	525,565	1,674,316
Sweco AB Class B	170,602	2,511,527
Swedish Orphan Biovitrum ABa	416,043	6,369,793
Tethys Oil AB	27,702	172,099
Thule Group AB (The)[c]	11,960	149,307
Trelleborg AB Class B	700,245	11,908,606
Unibet Group PLC SDR	72,846	6,460,177
Vostok New Ventures Ltd.[a,b]	214,218	1,374,979

Security	Shares	Value

Wallenstam AB Class B	251,370	$2,241,058
Wihlborgs Fastigheter AB	139,023	2,734,304

		236,029,080
SWITZERLAND — 4.46%
AFG Arbonia-Forster Holding AG Registered[a]	58,482	568,357
Allreal Holding AG Registered	32,319	4,294,993
Ascom Holding AG Registered	164,695	3,132,672
Autoneum Holding AG	11,799	2,174,870
Banque Cantonale Vaudoise Registered	6,990	4,318,448
Basilea Pharmaceutica Ltd. Registered[a]	29,241	3,046,463
BKW AG	23,085	879,373
Bobst Group SA Registered	625	26,534
Bossard Holding AG	15,390	1,502,701
Bucher Industries AG Registered	23,598	5,391,093
Burckhardt Compression Holding AG	12,312	4,309,044
Cembra Money Bank AG	49,761	2,978,340
Clariant AG Registered	733,590	13,544,345
Cosmo Pharmaceuticals SAa	10,773	1,660,075
Daetwyler Holding AG Bearer	19,081	2,684,793
dorma+kaba Holding AG Class B	12,825	8,027,416
EFG International AG	130,302	1,312,603
Emmi AG	5,705	2,588,447
Evolva Holding SAa,b	628,425	777,762
Flughafen Zuerich AG Registered	13,611	10,342,013
Forbo Holding AG Registered	5,130	5,854,679
Galenica AG Registered	11,286	16,601,268
GAM Holding AG	510,435	9,372,431
Gategroup Holding AG	99,889	3,759,454
Georg Fischer AG Registered	11,286	6,961,083
Helvetia Holding AG Registered	17,265	9,063,797
Huber & Suhner AG Registered	32,319	1,398,332
Implenia AG Registered	29,754	1,479,022
Inficon Holding AG Registered	3,944	1,132,287
Intershop Holdings AG	2,052	873,258
Kardex AG Bearer	1,520	113,875
Komax Holding AG Registered	14,364	2,401,407
Kudelski SA Bearer	147,744	1,993,401
Kuoni Reisen Holding AG Class B Registered	12,312	2,557,948
Leonteq AG	22,572	4,362,126
Logitech International SA Registered	416,043	6,140,934

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Meyer Burger Technology AGa,b	234,954	$1,687,521
Mobilezone Holding AG	260,806	3,876,041
Mobimo Holding AG Registered	17,955	3,886,987
Molecular Partners AGa	3,591	130,963
Myriad Group AGa,b	193,401	588,590
OC Oerlikon Corp. AG Registered	438,102	4,217,690
Orascom Development Holding AGa,b	59,608	783,083
Panalpina Welttransport Holding AG Registered	41,040	4,704,560
PSP Swiss Property AG Registered	111,834	9,762,430
Rieter Holding AG Registered[b]	13,615	2,248,564
Santhera Pharmaceutical Holding AGa,b	8,721	837,375
Schmolz + Bickenbach AG Registered[a]	1,526,688	836,329
Schweiter Technologies AG Bearer	1,039	835,838
SFS Group AG	26,163	1,693,329
Siegfried Holding AG Registered	1,539	309,127
St Galler Kantonalbank AG Registered	6,669	2,418,633
Straumann Holding AG Registered	25,137	7,140,107
Sunrise Communications Group AGa,c	89,775	4,917,931
Swissquote Group Holding SA Registered[b]	33,345	805,083
Tecan Group AG Registered	37,449	5,121,101
Temenos Group AG Registered	181,089	8,496,441
U-Blox AG	20,007	3,882,667
Valiant Holding AG Registered	43,092	4,996,617
Valora Holding AG Registered	14,699	2,967,386
Vetropack Holding AG Bearer	513	791,032
Vontobel Holding AG Registered	69,255	3,424,987
Ypsomed Holding AG	1,539	202,962
Zehnder Group AG	32,284	1,103,698

		230,292,716
UNITED KINGDOM — 21.25%
888 Holdings PLC	77,976	194,488
AA PLC	1,488,726	6,366,449
Abcam PLC	468,882	4,352,087
Acacia Mining PLC	421,173	1,255,386
Advanced Medical Solutions Group PLC	958,284	2,427,156
African Minerals Ltd.[a,b]	490,220	8

Security	Shares	Value

Al Noor Hospitals Group PLC	184,680	$3,354,183
Alent PLC[b]	796,176	6,133,312
Allied Minds PLC[a,b]	513,000	3,734,793
Amerisur Resources PLC[a,b]	2,342,358	1,012,910
Amlin PLC	1,448,712	14,744,397
AO World PLC[a,b]	467,856	1,144,529
Arrow Global Group PLC	423,225	1,627,535
Ashmore Group PLC[b]	856,710	3,572,376
ASOS PLC[a,b]	132,867	6,691,562
Avanti Communications Group PLC[a,b]	328,808	1,174,312
AVEVA Group PLC	188,271	5,972,325
Balfour Beatty PLC[a]	1,751,382	6,740,444
Bank of Georgia Holdings PLC	94,392	2,915,579
BBA Aviation PLC	3,108,688	9,155,612
Beazley PLC	952,641	5,349,494
Bellway PLC	340,632	13,656,823
Berendsen PLC	561,735	8,892,316
Berkeley Group Holdings PLC	315,495	16,166,962
Betfair Group PLC	192,633	9,600,397
Big Yellow Group PLC	276,507	3,202,779
Bodycote PLC	620,730	4,937,073
boohoo.com PLC[a,b]	810,540	469,424
Booker Group PLC	4,005,504	11,512,327
Bovis Homes Group PLC	402,192	6,366,736
Brewin Dolphin Holdings PLC	615,087	2,564,838
Britvic PLC	692,550	7,476,320
BTG PLC[a,b]	1,013,785	8,642,602
Bwin Party Digital Entertainment PLC	1,961,712	3,390,197
Cable & Wireless Communications PLC	7,185,613	8,167,727
Cairn Energy PLC[a]	1,505,828	3,488,399
Cape PLC	337,041	1,197,209
Capital & Counties Properties PLC	2,216,673	15,217,137
Card Factory PLC	624,321	3,477,872
Carillion PLC[b]	1,186,056	5,595,978
Centamin PLC	2,919,996	2,868,131
Chemring Group PLC	727,477	1,932,446
Chesnara PLC	203,148	1,022,798
Cineworld Group PLC	536,085	4,570,169
Clinigen Healthcare Ltd.[a]	163,134	1,591,026
Close Brothers Group PLC	426,303	9,638,712
Costain Group PLC	184,167	1,069,447
Countrywide PLC	570,969	4,100,389
Crest Nicholson Holdings PLC	525,312	4,413,425

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Daily Mail & General Trust PLC Class A NVS	741,798	$8,580,785
Dairy Crest Group PLC	562,761	5,597,182
Dart Group PLC	421,173	3,078,298
DCC PLC	232,902	18,722,055
De La Rue PLC	373,224	2,668,764
Debenhams PLC	3,548,934	4,902,728
Derwent London PLC	251,883	15,093,506
Devro PLC	743,436	3,260,780
Dialight PLC[b]	98,392	832,722
Dignity PLC	110,295	4,140,953
Diploma PLC	282,010	2,793,963
Domino’s Pizza Group PLC	409,887	6,906,348
Drax Group PLC	1,041,390	4,191,287
DS Smith PLC	2,249,505	13,444,897
Dunelm Group PLC	199,044	2,911,110
DX Group PLC	596,106	798,643
Electrocomponents PLC	1,416,393	4,486,514
Elementis PLC	1,278,909	4,633,692
EnQuest PLC[a]	2,788,155	1,162,627
Enterprise Inns PLC[a]	1,609,835	2,672,695
Entertainment One Ltd.	683,201	2,318,132
Essentra PLC	663,822	8,632,236
esure Group PLC	735,642	3,010,731
Evraz PLC[a]	934,686	1,223,390
Faroe Petroleum PLC[a,b]	502,740	559,030
Fenner PLC	467,343	1,098,886
Fevertree Drinks PLC	79,515	529,280
FirstGroup PLC[a]	3,316,032	4,954,836
Foxtons Group PLC	664,848	2,053,581
Galliford Try PLC	159,543	3,688,579
GAME Digital PLC	5,673	20,589
Gem Diamonds Ltd.	374,242	572,199
Genus PLC	164,160	3,688,841
Globo PLC[a,b]	1,080,378	235,681
Go-Ahead Group PLC	140,100	5,246,980
Grafton Group PLC	696,654	7,251,646
Grainger PLC	943,920	3,629,895
Great Portland Estates PLC	849,528	11,670,332
Greencore Group PLC	1,252,746	5,842,914
Greene King PLC	896,416	11,123,848
Greggs PLC	339,763	6,233,789
Gulf Keystone Petroleum Ltd.[a,b]	616,626	257,126
GVC Holdings PLC[b]	244,701	1,505,995
GW Pharmaceuticals PLC[a,b]	532,494	3,560,920

Security	Shares	Value

Halfords Group PLC	616,262	$4,139,180
Halma PLC	1,080,891	12,745,313
Hansteen Holdings PLC	1,332,774	2,554,394
Hays PLC	3,989,601	8,681,605
Helical Bar PLC	20,520	139,916
HellermannTyton Group PLC	386,806	2,830,997
Henderson Group PLC	3,228,822	14,316,500
Hikma Pharmaceuticals PLC	377,055	12,601,479
Hiscox Ltd.[b]	847,628	12,665,310
Hochschild Mining PLC[a]	635,607	726,407
Home Retail Group PLC	2,098,170	3,638,983
Homeserve PLC	819,809	5,113,828
Howden Joinery Group PLC	1,757,538	12,583,681
HSS Hire Group PLC[c]	241,623	220,166
Hunting PLC	320,112	1,778,782
IG Group Holdings PLC	1,096,794	12,797,322
Imagination Technologies Group PLC[a,b]	627,399	2,146,234
Inchcape PLC	1,144,503	14,131,718
Indivior PLC	1,731,375	5,497,608
Infinis Energy PLC	318,573	895,447
Informa PLC	1,717,524	15,066,442
Innovation Group PLC	3,015,033	1,850,925
Intermediate Capital Group PLC	881,617	7,706,478
International Personal Finance PLC	669,465	3,826,542
Interserve PLC	525,312	4,514,837
ITE Group PLC	685,190	1,484,135
J D Wetherspoon PLC	410,400	4,908,947
Jimmy Choo PLC[a,b]	13,480	30,187
John Laing Group PLC[c]	33,768	99,609
John Menzies PLC	153,652	958,692
John Wood Group PLC	898,776	8,286,771
Jupiter Fund Management PLC	898,263	6,255,230
Just Eat PLC[a,b]	670,627	4,412,149
Just Retirement Group PLC	471,553	1,206,009
KAZ Minerals PLC[a]	709,992	1,273,049
Kcom Group PLC	1,221,086	1,640,684
Keller Group PLC	185,193	2,332,427
Kier Group PLC	185,040	3,935,130
Ladbrokes PLC	2,350,053	3,832,667
Laird PLC	764,579	4,001,783
Lancashire Holdings Ltd.	449,388	4,944,995
LivaNova PLC[a]	4	262
LondonMetric Property PLC	1,761,642	4,603,388
Lookers PLC	199,044	540,723
Majestic Wine PLC[b]	226,233	1,177,458

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Man Group PLC	4,416,417	$11,397,408
Marston’s PLC	2,433,672	6,073,835
Michael Page International PLC	897,376	6,857,467
Micro Focus International PLC	406,809	7,891,140
Mitchells & Butlers PLC[a]	635,094	3,479,035
Mitie Group PLC	740,772	3,676,969
Moneysupermarket.com Group PLC	1,040,364	5,369,716
Monitise PLC[a,b]	6,664,383	295,394
Morgan Advanced Materials PLC	1,019,384	4,404,992
Mothercare PLC[a]	473,177	1,730,108
N Brown Group PLC	357,561	2,070,261
Nanoco Group PLC[a,b]	52,575	39,177
National Express Group PLC	1,332,261	6,160,283
NewRiver Retail Ltd.	97,983	498,994
Northgate PLC	301,644	1,888,591
Ocado Group PLC[a,b]	1,245,758	7,249,435
OneSavings Bank PLC	69,768	411,388
Ophir Energy PLC[a]	1,379,457	2,044,150
Optimal Payments PLC[a]	1,199,216	5,630,287
Oxford Instruments PLC	153,900	1,234,763
Pace PLC	816,183	4,696,669
Paragon Group of Companies PLC (The)	909,549	5,899,768
Partnership Assurance Group PLC	488,376	1,006,920
Pennon Group PLC	1,056,780	13,236,251
Petra Diamonds Ltd.[b]	1,107,567	1,276,907
Pets at Home Group PLC	480,168	2,139,432
Phoenix Group Holdings	442,206	5,842,574
Playtech PLC	543,839	7,189,582
Poundland Group PLC	508,896	2,161,331
Premier Farnell PLC	1,311,228	2,025,059
Premier Foods PLC[a]	2,168,451	1,138,644
Premier Oil PLC[a]	2,057,643	2,176,808
Primary Health Properties PLC	429,894	2,864,849
Provident Financial PLC	376,542	20,179,131
QinetiQ Group PLC	2,103,339	7,276,405
Quindell PLC[a]	1,322,065	2,087,736
Redde PLC	229,311	626,841
Redefine International PLC/Isle of Man	1,576,449	1,347,588
Redrow PLC	726,921	5,210,247
Regus PLC	1,980,870	10,236,264
Renishaw PLC	88,749	2,590,507
Rentokil Initial PLC	5,112,045	12,197,834
Restaurant Group PLC (The)	662,796	7,339,367
Rightmove PLC	273,429	16,211,464

Security	Shares	Value

Rockhopper Exploration PLC[a,b]	312,930	$190,899
Rotork PLC	2,113,560	6,117,074
RPC Group PLC	489,402	4,920,467
RPS Group PLC	496,071	1,800,409
SafeCharge International Group Ltd./Guernsey	87,997	362,860
Safestore Holdings PLC	366,282	1,841,307
Savills PLC	291,384	4,122,121
Schroder REIT Ltd.	59,553	54,724
Senior PLC	932,121	3,264,938
Serco Group PLC[a]	2,873,520	4,158,277
Shaftesbury PLC	864,918	12,562,998
Shanks Group PLC	978,291	1,431,551
SIG PLC	1,911,438	3,940,951
SOCO International PLC	555,579	1,518,723
Spectris PLC	306,261	7,884,730
Speedy Hire PLC	1,516,428	708,446
Spirax-Sarco Engineering PLC	182,501	8,571,192
Spire Healthcare Group PLC[c]	683,401	3,956,859
Spirent Communications PLC	2,022,246	2,295,519
SSP Group PLC	1,015,740	4,726,517
ST Modwen Properties PLC	476,064	3,234,289
Stagecoach Group PLC	1,265,571	6,762,732
Stobart Group Ltd.	601,236	1,028,367
Stock Spirits Group PLC	658,179	1,936,416
SuperGroup PLC[a]	132,354	2,988,436
SVG Capital PLC[a]	442,719	3,247,741
Synthomer PLC	627,912	3,210,832
TalkTalk Telecom Group PLC[b]	1,404,081	5,486,208
Ted Baker PLC	75,246	3,517,672
Telecity Group PLC	557,977	10,125,436
Telecom Plus PLC	182,115	2,956,024
Telit Communications PLC[a]	269,325	1,035,704
Thomas Cook Group PLC[a]	3,883,923	7,371,944
Trinity Mirror PLC	749,745	1,974,229
TT electronics PLC	483,246	953,430
Tullett Prebon PLC	785,916	4,270,036
Tungsten Corp. PLC[a,b]	172,368	117,796
UBM PLC	1,063,305	8,407,897
UDG Healthcare PLC	878,775	6,449,316
Ultra Electronics Holdings PLC	272,916	7,093,698
UNITE Group PLC (The)	708,503	7,276,506
Vectura Group PLC[a]	1,459,536	3,940,178
Vedanta Resources PLC[b]	249,831	1,907,973
Vesuvius PLC	769,500	4,246,207
Victrex PLC	222,129	6,346,533

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Virgin Money Holdings UK PLC	307,287	$1,840,397
WH Smith PLC	381,159	10,036,681
Workspace Group PLC	239,571	3,542,685
WS Atkins PLC	307,518	6,544,543
Xaar PLC	266,247	2,101,189
Xchanging PLC	671,972	1,743,492
Zeal Network SE	2,565	118,211
Zoopla Property Group PLC[b,c]	622,782	2,334,347

		1,095,971,248
UNITED STATES — 0.00%
Diligent Corp.[a]	9,751	39,387

		39,387

TOTAL COMMON STOCKS
(Cost: $4,753,696,460)		5,115,011,747

INVESTMENT COMPANIES — 0.11%

AUSTRALIA — 0.11%
Spark Infrastructure Group	3,736,179	5,544,400

		5,544,400

TOTAL INVESTMENT COMPANIES
(Cost: $5,631,312)		5,544,400

PREFERRED STOCKS — 0.27%

AUSTRALIA — 0.05%
Multiplex SITES Trust[a,d,e]	44,155	2,454,036

		2,454,036

GERMANY — 0.22%
Biotest AG	63,099	892,190
Draegerwerk AG & Co. KGaA	18,468	1,337,672
Jungheinrich AG	43,092	3,192,638
Sartorius AG	24,111	5,481,322
Sixt SE	3,591	155,360

		11,059,182

ITALY — 0.00%
Italmobiliare SpA	6,156	168,373

		168,373

TOTAL PREFERRED STOCKS
(Cost: $13,441,631)		13,681,591

Security	Shares	Value

RIGHTS — 0.01%

FRANCE — 0.01%

Technicolor SAa,b	964,440	$238,643

		238,643

ITALY — 0.00%
Mediolanum SpA[a]	706,401	46

		46

SPAIN — 0.00%
Papeles y Cartones de Europa SAa	429,040	93,840

		93,840

UNITED KINGDOM — 0.00%
Hochschild Mining PLC[a]	238,352	100,310

		100,310

TOTAL RIGHTS
(Cost: $69,813)		432,839

SHORT-TERM INVESTMENTS—6.61%

MONEY MARKET FUNDS — 6.61%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%[f,g,h]	324,130,772	324,130,772
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[f,g,h]	16,771,735	16,771,735
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[f,g]	202,894	202,894

		341,105,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $341,105,401)		341,105,401

TOTAL INVESTMENTS IN SECURITIES — 106.15%
(Cost: $5,113,944,617)		5,475,775,978
Other Assets, Less Liabilities — (6.15)%		(317,085,032)

NET ASSETS — 100.00%		$5,158,690,946

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2015

NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

259

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.07%

AUSTRALIA — 6.38%
AGL Energy Ltd.	310,530	$93,706,492
ASX Ltd.	31,866	937,128
AusNet Services	855,870	882,347
Australia & New Zealand Banking Group Ltd.	1,253,772	24,339,442
Bank of Queensland Ltd.	167,649	1,563,292
Bendigo & Adelaide Bank Ltd.	202,476	1,545,685
BHP Billiton Ltd.	1,450,749	23,826,548
CIMIC Group Ltd.	45,921	908,172
Coca-Cola Amatil Ltd.	135,360	879,776
Computershare Ltd.	75,717	583,959
Dexus Property Group	432,024	2,385,681
Federation Centres	1,507,592	3,129,971
Fortescue Metals Group Ltd.[a]	734,328	1,094,964
GPT Group (The)	813,429	2,768,226
Harvey Norman Holdings Ltd.	162,996	462,832
Incitec Pivot Ltd.	766,476	2,160,027
Insurance Australia Group Ltd.	1,059,474	4,240,496
Lend Lease Group	248,160	2,301,647
Medibank Pvt Ltd.	456,840	769,201
Mirvac Group	1,660,698	2,138,609
National Australia Bank Ltd.	1,186,374	25,519,517
Orica Ltd.	168,777	1,984,422
Origin Energy Ltd.	385,977	1,514,564
QBE Insurance Group Ltd.	400,863	3,789,443
Rio Tinto Ltd.	196,977	7,118,008
Santos Ltd.	293,139	1,221,378
Scentre Group	2,432,955	7,186,177
South32 Ltd.[b]	2,355,477	2,461,954
Stockland	1,058,769	3,059,284
Suncorp Group Ltd.	585,432	5,475,738
Tabcorp Holdings Ltd.	385,742	1,298,980
Tatts Group Ltd.	343,758	971,206
Westfield Corp.	900,285	6,583,660
Westpac Banking Corp.	920,815	20,615,261
Westpac Banking Corp. New[b]	39,391	855,752
Woodside Petroleum Ltd.	336,285	7,104,106
WorleyParsons Ltd.	93,906	436,822

		177,820,767
AUSTRIA — 0.16%
IMMOFINANZ AG Escrow[b]	269,008	3
OMV AG	66,411	1,775,334
Raiffeisen Bank International AGb	56,823	902,626
Voestalpine AG	50,478	1,836,473

		4,514,436
BELGIUM — 0.54%
Ageas	93,201	4,137,226
Delhaize Group	46,953	4,378,063
Groupe Bruxelles Lambert SA	36,519	2,981,582
Proximus SADP	68,505	2,384,868
Umicore SA	27,495	1,173,892

		15,055,631

Security	Shares	Value

DENMARK — 0.58%
AP Moeller — Maersk A/S Class A	1,551	$2,231,894
AP Moeller — Maersk A/S Class B	3,525	5,221,294
Carlsberg A/S Class B	17,343	1,428,295
Danske Bank A/S	158,061	4,366,391
TDC A/S	370,407	1,950,464
Tryg A/S	53,580	968,237

		16,166,575
FINLAND — 1.07%
Elisa OYJ	64,437	2,440,062
Fortum OYJ	205,437	3,097,676
Metso OYJ	52,029	1,279,942
Neste OYJ	57,387	1,406,681
Nokian Renkaat OYJ	51,324	1,946,342
Orion OYJ Class B	46,248	1,661,377
Sampo OYJ Class A	204,168	10,031,762
Stora Enso OYJ Class R	248,160	2,315,028
UPM-Kymmene OYJ	241,110	4,541,134
Wartsila OYJ Abp	23,547	1,010,795

		29,730,799
FRANCE — 11.36%
ArcelorMittal	455,994	2,555,340
Arkema SA	30,036	2,210,071
AXA SA	891,966	23,967,675
BNP Paribas SA	480,387	29,324,248
Casino Guichard Perrachon SA	25,944	1,500,014
Cie. de Saint-Gobain	107,724	4,543,318
Cie. Generale des Etablissements Michelin Class B	41,877	4,191,105
CNP Assurances	76,281	1,094,587
Credit Agricole SA	302,163	3,845,196
Electricite de France SA	111,390	2,083,801
Engie SA	669,327	11,796,683
Eutelsat Communications SA	78,114	2,589,522
Fonciere des Regions	13,646	1,292,600
Gecina SA	15,510	1,994,296
ICADE	15,369	1,143,595
Imerys SA	15,651	1,076,924
Kering	22,419	4,174,166
Lagardere SCA	54,426	1,593,826
Natixis SA	423,423	2,609,957
Orange SA	902,400	15,984,270
Peugeot SAb	125,913	2,228,914
Renault SA	56,823	5,381,232
Rexel SA	130,425	1,790,840
Sanofi	536,223	54,406,320
Schneider Electric SE	250,839	15,262,081
SCOR SE	68,949	2,579,692
Societe Generale SA	328,530	15,354,752
STMicroelectronics NV	287,358	1,998,857
Suez Environnement Co.	139,026	2,658,385
Technip SA	29,751	1,561,225
Total SA	980,091	47,793,922
Unibail-Rodamco SE	44,838	12,585,650
Veolia Environnement SA	210,654	4,927,401
Vinci SA	217,140	14,722,836
Vivendi SA	527,904	12,779,715
Wendel SA	9,024	1,088,047

		316,691,063

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2015

Security	Shares	Value

GERMANY — 7.03%
Allianz SE Registered	208,116	$36,633,827
Axel Springer SE	10,998	621,297
BASF SE	417,360	34,361,071
Bayerische Motoren Werke AG	98,277	10,135,320
Daimler AG Registered	153,690	13,407,028
Deutsche Bank AG Registered	626,745	17,633,746
Deutsche Lufthansa AG Registered[b]	51,888	769,782
E.ON SE	908,463	9,630,914
Evonik Industries AG	41,175	1,503,245
Hannover Rueck SE	27,636	3,211,557
K+S AG Registered	86,715	2,198,853
METRO AG	80,934	2,505,987
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	75,999	15,237,344
RTL Group SAb	8,883	772,252
RWE AG	225,600	3,153,741
Siemens AG Registered	360,255	36,412,950
Telefonica Deutschland Holding AG	272,130	1,760,363
Volkswagen AGa	9,306	1,296,292
Vonovia SE	138,321	4,635,840

		195,881,409
HONG KONG — 3.46%
Bank of East Asia Ltd. (The)	507,600	1,902,657
BOC Hong Kong Holdings Ltd.	1,692,000	5,436,162
Cheung Kong Property Holdings Ltd.	1,256,500	8,835,918
CK Hutchison Holdings Ltd.	1,218,500	16,744,332
CLP Holdings Ltd.	846,000	7,368,292
First Pacific Co. Ltd./Hong Kong	1,128,000	772,852
Hang Lung Properties Ltd.	987,088	2,422,474
Hang Seng Bank Ltd.	338,400	6,226,480
Hysan Development Co. Ltd.	282,000	1,253,519
Kerry Properties Ltd.	282,000	836,892
Li & Fung Ltd.	1,692,000	1,375,415
MTR Corp. Ltd.	493,500	2,241,416
New World Development Co. Ltd.	2,433,000	2,608,770
NWS Holdings Ltd.	705,000	1,064,309
Power Assets Holdings Ltd.	638,000	6,367,570
Sands China Ltd.	1,128,000	4,097,134
Sino Land Co. Ltd.[a]	1,410,000	2,186,836
SJM Holdings Ltd.[a]	846,000	706,264
Sun Hung Kai Properties Ltd.	781,000	10,470,304
Swire Pacific Ltd. Class A	285,000	3,309,635
Swire Properties Ltd.	535,800	1,614,293
WH Group Ltd.[b],c	1,692,000	936,592
Wharf Holdings Ltd. (The)	564,419	3,375,546
Wheelock & Co. Ltd.	423,000	1,978,523
Wynn Macau Ltd.[a]	733,200	1,014,168
Yue Yuen Industrial Holdings Ltd.	352,500	1,289,451

		96,435,804
IRELAND — 0.37%
CRH PLC	373,907	10,268,085
Irish Bank Resolution Corp. Ltd.[b]	246,432	3

		10,268,088

Security	Shares	Value

ISRAEL — 0.59%
Bank Hapoalim BM	486,168	$2,536,353
Bank Leumi le-Israel BMb	314,007	1,193,476
Bezeq The Israeli Telecommunication Corp. Ltd.	879,840	1,895,061
Delek Group Ltd.	2,115	512,000
Israel Chemicals Ltd.	233,355	1,293,547
Israel Corp. Ltd. (The)	1,269	327,538
Mizrahi Tefahot Bank Ltd.	30,033	364,998
Teva Pharmaceutical Industries Ltd.	136,911	8,404,624

		16,527,597
ITALY — 2.73%
Assicurazioni Generali SpA	527,930	10,053,988
Atlantia SpA	71,487	1,989,997
Banca Monte dei Paschi di Siena SpA[b]	572,545	1,057,476
Banco Popolare SCb	153,728	2,311,191
CNH Industrial NV	285,102	1,936,869
Enel Green Power SpA	867,291	1,844,252
Enel SpA	3,232,143	14,981,345
Eni SpA	1,154,508	18,951,365
Mediobanca SpA	253,823	2,565,528
Saipem SpA[a,b]	79,463	750,070
Snam SpA	974,592	5,070,707
Tenaris SA	216,858	2,735,686
Terna Rete Elettrica Nazionale SpA	718,938	3,675,442
UniCredit SpA	1,081,597	7,025,343
UnipolSai SpA	503,934	1,222,449

		76,171,708
JAPAN — 23.64%
Aeon Co. Ltd.	296,100	4,414,203
Aeon Mall Co. Ltd.	28,200	475,083
Aisin Seiki Co. Ltd.	84,600	3,389,609
Alfresa Holdings Corp.	84,600	1,635,565
Aozora Bank Ltd.	564,000	2,070,454
Asahi Glass Co. Ltd.	282,000	1,628,788
Asahi Kasei Corp.	423,000	2,616,694
Bank of Kyoto Ltd. (The)	141,000	1,438,334
Bank of Yokohama Ltd. (The)	564,000	3,548,748
Bridgestone Corp.	296,100	10,982,752
Canon Inc.	479,400	14,460,460
Chiba Bank Ltd. (The)	315,000	2,317,962
Chubu Electric Power Co. Inc.	282,000	4,368,751
Chugoku Bank Ltd. (The)	71,500	1,022,063
Chugoku Electric Power Co. Inc. (The)	126,900	1,928,607
Citizen Holdings Co. Ltd.	126,900	969,561
Credit Saison Co. Ltd.	70,500	1,461,119
Dai Nippon Printing Co. Ltd.	282,000	2,939,764
Dai-ichi Life Insurance Co. Ltd. (The)	169,200	2,965,469
Daihatsu Motor Co. Ltd.	84,600	1,044,574
Daiichi Sankyo Co. Ltd.	282,000	5,572,231
Daiwa House Industry Co. Ltd.	267,900	7,095,160
Daiwa Securities Group Inc.	705,000	4,861,243
Denso Corp.	225,600	10,585,019
Dentsu Inc.	28,200	1,600,746
East Japan Railway Co.	56,400	5,407,483
Eisai Co. Ltd.	70,500	4,444,699
Electric Power Development Co. Ltd.	70,520	2,340,440
FamilyMart Co. Ltd.	28,200	1,160,249
FUJIFILM Holdings Corp.	211,500	8,503,816

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2015

Security	Shares	Value

Fujitsu Ltd.	564,000	$2,688,318
Fukuoka Financial Group Inc.	423,000	2,246,886
Gunma Bank Ltd. (The)	146,000	925,544
Hachijuni Bank Ltd. (The)	157,000	1,079,843
Hankyu Hanshin Holdings Inc.	282,000	1,848,452
Hino Motors Ltd.	28,200	325,290
Hiroshima Bank Ltd. (The)	282,000	1,582,051
Hisamitsu Pharmaceutical Co. Inc.	14,100	550,329
Hitachi Chemical Co. Ltd.	42,300	677,221
Hitachi Construction Machinery Co. Ltd.	42,300	659,694
Hitachi Ltd.	846,000	4,927,727
Hokuhoku Financial Group Inc.	564,000	1,261,902
Hokuriku Electric Power Co.	70,500	1,058,595
Honda Motor Co. Ltd.	733,200	24,570,630
IBIDEN Co. Ltd.	56,400	784,249
Idemitsu Kosan Co. Ltd.	28,200	464,801
Iida Group Holdings Co. Ltd.	70,500	1,333,176
INPEX Corp.	423,000	4,050,354
ITOCHU Corp.	705,000	8,903,418
Itochu Techno-Solutions Corp.	14,100	310,802
Iyo Bank Ltd. (The)	112,800	1,223,577
J Front Retailing Co. Ltd.	56,400	935,677
Japan Airlines Co. Ltd.	56,400	2,140,559
Japan Prime Realty Investment Corp.	423	1,382,834
Japan Real Estate Investment Corp.	564	2,617,278
Japan Retail Fund Investment Corp.	1,128	2,192,905
Japan Tobacco Inc.	493,500	17,220,870
JFE Holdings Inc.	239,700	3,805,802
Joyo Bank Ltd. (The)	282,000	1,476,893
JSR Corp.	84,600	1,346,730
JX Holdings Inc.	1,001,100	3,948,818
Kamigumi Co. Ltd.	141,000	1,222,175
Kaneka Corp.	141,000	1,259,565
KDDI Corp.	394,800	9,638,126
Keikyu Corp.	73,000	604,326
Kirin Holdings Co. Ltd.	366,600	5,228,246
Kobe Steel Ltd.	1,410,000	1,799,379
Kuraray Co. Ltd.	42,300	525,792
Kurita Water Industries Ltd.	28,200	640,999
Kyocera Corp.	99,400	4,532,821
Kyowa Hakko Kirin Co. Ltd.	50,000	829,501
Kyushu Electric Power Co. Inc.[b]	126,900	1,543,727
Kyushu Financial Group Inc.[b]	155,200	1,193,500
LIXIL Group Corp.	56,400	1,215,632
Marubeni Corp.	493,500	2,872,462
Marui Group Co. Ltd.	98,700	1,286,556
Maruichi Steel Tube Ltd.	14,100	363,381
McDonald’s Holdings Co. Japan Ltd.[a]	14,100	334,053
Medipal Holdings Corp.	56,400	992,696
Miraca Holdings Inc.	7,800	349,683
Mitsubishi Chemical Holdings Corp.	197,400	1,243,861
Mitsubishi Corp.	606,300	11,116,128
Mitsubishi Estate Co. Ltd.	197,000	4,255,886
Mitsubishi Gas Chemical Co. Inc.	141,000	792,194
Mitsubishi Heavy Industries Ltd.	705,000	3,587,657
Mitsubishi Materials Corp.	423,000	1,486,240
Mitsubishi Motors Corp.	296,100	2,649,994
Mitsubishi Tanabe Pharma Corp.	98,700	1,681,601
Mitsubishi UFJ Financial Group Inc.	5,752,800	37,689,361
Mitsubishi UFJ Lease & Finance Co. Ltd.	225,600	1,194,600
Mitsui & Co. Ltd.	761,400	9,719,799
Mitsui Fudosan Co. Ltd.	141,000	3,867,495
Mitsui OSK Lines Ltd.	564,000	1,518,956

Security	Shares	Value

Mizuho Financial Group Inc.	10,497,000	$21,772,522
MS&AD Insurance Group Holdings Inc.	155,108	4,616,929
Nagoya Railroad Co. Ltd.	141,000	586,551
NEC Corp.	417,000	1,295,836
NH Foods Ltd.	25,000	524,342
NHK Spring Co. Ltd.	70,500	725,009
Nikon Corp.	155,100	2,020,445
Nintendo Co. Ltd.	31,300	5,052,612
Nippon Building Fund Inc.	705	3,359,229
Nippon Electric Glass Co. Ltd.	162,000	801,442
Nippon Express Co. Ltd.	423,000	2,197,812
Nippon Prologis REIT Inc.	705	1,246,128
Nippon Steel & Sumitomo Metal Corp.	225,600	4,619,495
Nippon Telegraph & Telephone Corp.	338,400	12,579,759
Nippon Yusen KK	705,000	1,857,800
Nissan Motor Co. Ltd.	1,113,900	11,690,527
Nisshin Seifun Group Inc.	92,930	1,430,818
Nissin Foods Holdings Co. Ltd.	14,100	655,488
Nomura Holdings Inc.	1,604,100	10,176,913
Nomura Real Estate Holdings Inc.	56,400	1,214,697
Nomura Real Estate Master Fund Inc.[b]	1,551	1,965,178
NTT DOCOMO Inc.	648,600	12,671,013
NTT Urban Development Corp.	28,200	282,058
Oji Holdings Corp.	423,000	2,204,823
ORIX Corp.	592,200	8,742,526
Osaka Gas Co. Ltd.	863,000	3,419,819
Otsuka Holdings Co. Ltd.	183,300	6,142,658
Panasonic Corp.	338,400	4,024,065
Resona Holdings Inc.	1,001,100	5,339,200
Ricoh Co. Ltd.	324,300	3,517,785
Rinnai Corp.	5,700	454,866
Rohm Co. Ltd.	30,400	1,519,055
Sankyo Co. Ltd.	28,200	1,093,648
SBI Holdings Inc./Japan	98,700	1,129,519
Secom Co. Ltd.	28,200	1,896,825
Sega Sammy Holdings Inc.	84,600	896,651
Seiko Epson Corp.	126,900	1,952,793
Sekisui Chemical Co. Ltd.	141,000	1,677,862
Sekisui House Ltd.	267,900	4,494,415
Shikoku Electric Power Co. Inc.	56,400	964,654
Shimamura Co. Ltd.	14,100	1,597,241
Shiseido Co. Ltd.	84,600	2,026,755
Shizuoka Bank Ltd. (The)	282,000	2,855,637
Showa Shell Sekiyu KK	70,500	625,109
Stanley Electric Co. Ltd.	42,300	814,628
Sumitomo Corp.	507,600	5,596,535
Sumitomo Electric Industries Ltd.	211,500	2,917,272
Sumitomo Heavy Industries Ltd.	141,000	642,635
Sumitomo Metal Mining Co. Ltd.	282,000	3,529,820
Sumitomo Mitsui Financial Group Inc.	579,000	23,318,334
Sumitomo Mitsui Trust Holdings Inc.	1,551,050	6,011,403
Sumitomo Rubber Industries Ltd.	70,500	1,058,595
Suzuken Co. Ltd./Aichi Japan	30,760	1,186,557
T&D Holdings Inc.	267,900	3,556,460
Taisei Corp.	141,000	923,058
Taisho Pharmaceutical Holdings Co. Ltd.	14,100	885,668
Takashimaya Co. Ltd.	141,000	1,270,081
Takeda Pharmaceutical Co. Ltd.	352,500	17,321,939
Tobu Railway Co. Ltd.	282,000	1,371,734
Toho Gas Co. Ltd.	141,000	869,310
Tohoku Electric Power Co. Inc.	197,400	2,793,944
Tokio Marine Holdings Inc.	310,200	12,060,977
Tokyo Electric Power Co. Inc.[b]	648,600	4,455,682

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2015

Security	Shares	Value

Tokyo Gas Co. Ltd.	987,000	$4,920,482
Tokyo Tatemono Co. Ltd.	23,000	287,607
Tokyu Corp.	282,000	2,301,802
Tokyu Fudosan Holdings Corp.	155,100	1,098,906
TonenGeneral Sekiyu KK	141,000	1,471,050
Toppan Printing Co. Ltd.	282,000	2,547,172
Toshiba Corp.[b]	1,833,000	5,211,538
Toyo Seikan Group Holdings Ltd.	70,500	1,374,071
Toyo Suisan Kaisha Ltd.	28,200	1,046,911
Toyoda Gosei Co. Ltd.	28,200	653,852
Toyota Motor Corp.	620,400	38,398,737
Toyota Tsusho Corp.	98,700	2,277,032
Trend Micro Inc./Japan	28,200	1,106,501
United Urban Investment Corp.	1,128	1,571,301
West Japan Railway Co.	70,500	4,983,344
Yamada Denki Co. Ltd.	289,900	1,314,069
Yamaguchi Financial Group Inc.	141,000	1,746,799
Yamaha Corp.	70,500	1,767,247
Yamazaki Baking Co. Ltd.	3,000	58,247
Yokohama Rubber Co. Ltd. (The)	68,500	1,328,278

		658,995,350
NETHERLANDS — 1.88%
Aegon NV	821,889	5,087,871
Boskalis Westminster	38,634	1,887,819
Delta Lloyd NV	100,251	795,130
ING Groep NV CVA	1,758,411	25,708,047
Koninklijke DSM NV	81,780	4,386,827
Koninklijke KPN NV	515,496	1,901,939
Koninklijke Philips NV	424,551	11,532,226
NN Group NV	37,083	1,170,334

		52,470,193
NEW ZEALAND — 0.15%
Fletcher Building Ltd.	132,822	670,411
Meridian Energy Ltd.	576,710	866,249
Mighty River Power Ltd.	331,491	628,003
Spark New Zealand Ltd.	864,894	1,966,229

		4,130,892
NORWAY — 1.10%
DNB ASA	443,586	5,672,080
Gjensidige Forsikring ASA	91,509	1,397,216
Norsk Hydro ASA	396,915	1,428,778
Orkla ASA	374,355	3,196,382
Seadrill Ltd.[a]	167,649	1,054,022
Statoil ASA	506,754	8,156,645
Subsea 7 SAb	122,388	958,213
Telenor ASA	342,348	6,485,427
Yara International ASA	53,016	2,416,539

		30,765,302
PORTUGAL — 0.16%
Banco Comercial Portugues SA Registered[a,b]	9,259,470	534,949
EDP — Energias de Portugal SA	1,015,560	3,778,352

		4,313,301

Security	Shares	Value

SINGAPORE — 1.32%
Ascendas REIT	944,746	$1,612,241
CapitaLand Commercial Trust Ltd.	987,000	993,695
CapitaLand Mall Trust	1,128,800	1,595,876
DBS Group Holdings Ltd.	282,000	3,477,429
Golden Agri-Resources Ltd.	3,257,100	907,011
Hutchison Port Holdings Trust	2,608,500	1,447,718
Keppel Corp. Ltd.	662,700	3,350,172
Oversea-Chinese Banking Corp. Ltd.	874,200	5,636,577
SembCorp Industries Ltd.	451,200	1,153,371
Sembcorp Marine Ltd.[a]	366,600	612,527
Singapore Press Holdings Ltd.[a]	560,000	1,595,430
Singapore Telecommunications Ltd.	1,339,500	3,806,648
Suntec REIT	1,128,000	1,328,954
United Overseas Bank Ltd.[a]	380,700	5,526,334
UOL Group Ltd.[a]	211,500	990,675
Wilmar International Ltd.	944,700	2,111,325
Yangzijiang Shipbuilding Holdings Ltd.	860,100	767,672

		36,913,655
SPAIN — 4.52%
Abertis Infraestructuras SAa	117,609	1,963,043
ACS Actividades de Construccion y Servicios SA	47,697	1,630,445
Banco Bilbao Vizcaya Argentaria SA	1,023,801	8,866,585
Banco Bilbao Vizcaya Argentaria SA New[b]	10,970	95,005
Banco Popular Espanol SA	786,021	3,009,452
Banco Santander SA	6,544,070	36,867,430
CaixaBank SA	1,209,498	4,665,564
Enagas SA	63,923	1,945,729
Endesa SA	90,697	2,028,816
Ferrovial SA	209,293	5,308,250
Gas Natural SDG SA	163,742	3,565,098
Iberdrola SA	2,453,496	17,608,525
Mapfre SA	510,561	1,525,596
Red Electrica Corp. SA	35,696	3,162,414
Repsol SA	486,028	6,160,823
Telefonica SA	2,031,387	26,994,982
Zardoya Otis SA	53,812	665,766

		126,063,523
SWEDEN — 2.29%
ICA Gruppen ABa	22,560	808,243
Industrivarden AB Class C	47,517	870,208
Nordea Bank AB	1,379,685	15,355,200
Sandvik AB	482,784	4,543,007
Skandinaviska Enskilda Banken AB Class A	686,247	7,265,807
Skanska AB Class B	173,007	3,392,514
Svenska Cellulosa AB SCA Class B	175,404	5,205,755
Svenska Handelsbanken AB Class A	678,633	9,287,200
Swedbank AB Class A	411,579	9,505,490
Tele2 AB Class B	145,512	1,465,240
TeliaSonera AB	1,186,092	6,108,598

		63,807,262
SWITZERLAND — 5.91%
Adecco SA Registered	76,986	5,748,080
Aryzta AG	40,044	1,811,780
Baloise Holding AG Registered	22,561	2,716,704
Credit Suisse Group AG Registered	705,282	17,657,986

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2015

Security	Shares	Value

Julius Baer Group Ltd.	34,968	$1,742,458
Nestle SA Registered	734,751	56,350,165
Novartis AG Registered	363,216	33,106,728
Pargesa Holding SA Bearer	14,241	907,263
Sulzer AG Registered	11,421	1,157,452
Swiss Life Holding AG Registered	14,382	3,444,677
Swiss Prime Site AG Registered	10,030	769,230
Swiss Re AG	160,035	14,919,824
Swisscom AG Registered	7,614	3,939,275
Transocean Ltd.[a]	165,816	2,540,017
Zurich Insurance Group AG	68,103	18,052,563

		164,864,202
UNITED KINGDOM — 23.83%
3i Group PLC	437,805	3,387,490
Aberdeen Asset Management PLC	413,976	2,216,606
Admiral Group PLC	94,047	2,342,820
Amec Foster Wheeler PLC	172,725	1,896,638
Anglo American PLC	634,923	5,359,820
Antofagasta PLC	179,493	1,459,504
AstraZeneca PLC	575,562	36,893,689
Aviva PLC	1,833,141	13,759,153
BAE Systems PLC	1,421,562	9,666,607
Barclays PLC	7,600,041	27,230,993
BHP Billiton PLC	955,275	15,350,766
BP PLC	8,283,327	49,431,237
British Land Co. PLC (The)	440,202	5,918,073
BT Group PLC	1,331,745	9,563,868
Centrica PLC	2,270,805	7,929,393
Cobham PLC	342,489	1,467,808
Coca-Cola HBC AG	32,712	783,066
Direct Line Insurance Group PLC	621,432	3,785,211
G4S PLC	257,184	963,992
GKN PLC	749,979	3,326,543
GlaxoSmithKline PLC	2,215,533	48,074,426
Glencore PLC	5,549,000	9,641,105
Hammerson PLC	356,180	3,501,285
HSBC Holdings PLC	8,860,722	69,462,479
ICAP PLC	250,275	1,700,708
Imperial Tobacco Group PLC	435,690	23,544,046
Intu Properties PLC	423,705	2,264,773
Investec PLC	166,098	1,390,347
J Sainsbury PLC	600,519	2,470,703
Kingfisher PLC	1,060,743	5,784,522
Land Securities Group PLC	358,704	7,417,821
Lloyds Banking Group PLC	16,779,987	19,107,128
Marks & Spencer Group PLC	743,352	5,889,405
Meggitt PLC	350,526	1,914,221
Melrose Industries PLC	437,946	1,800,479
National Grid PLC	1,717,944	24,536,713
Old Mutual PLC	2,233,299	7,322,450
Pearson PLC	373,227	4,965,785
Persimmon PLC	69,372	2,136,333
Petrofac Ltd.	115,761	1,507,125
Rexam PLC	321,057	2,677,537
Rio Tinto PLC	574,575	20,928,696
Rolls-Royce Holdings PLC	839,064	8,908,967
Royal Bank of Scotland Group PLC[b]	1,465,017	7,185,926
Royal Dutch Shell PLC Class A	1,765,038	46,068,102
Royal Dutch Shell PLC Class B	1,110,939	29,167,465
RSA Insurance Group PLC	458,391	2,979,714
SEGRO PLC	336,567	2,338,032

Security	Shares	Value

Severn Trent PLC	74,589	$2,583,828
Smiths Group PLC	176,250	2,618,567
SSE PLC	456,276	10,675,785
Standard Chartered PLC	1,153,662	12,853,289
Standard Life PLC	890,697	5,789,865
Tate & Lyle PLC	212,910	1,964,688
Tesco PLC[b]	3,684,471	10,430,309
Tullow Oil PLC[b]	208,821	654,359
United Utilities Group PLC	317,250	4,843,261
Vodafone Group PLC	12,028,992	39,802,433
William Hill PLC	395,364	1,936,212
Wm Morrison Supermarkets PLC	1,000,254	2,602,974

		664,175,140

TOTAL COMMON STOCKS
(Cost: $2,890,017,915)		2,761,762,697

PREFERRED STOCKS — 0.48%

GERMANY — 0.40%
Bayerische Motoren Werke AG	24,534	1,994,941
Porsche Automobil Holding SE	68,667	3,231,338
Volkswagen AG	49,068	5,924,385

		11,150,664
ITALY — 0.08%
Telecom Italia SpA RSP	1,848,933	2,089,400

		2,089,400
UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC	76,678,103	118,421

		118,421

TOTAL PREFERRED STOCKS
(Cost: $19,542,639)		13,358,485

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAb	6,444,735	355,959

		355,959

TOTAL RIGHTS
(Cost: $365,497)		355,959

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	19,145,652	19,145,652
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	990,667	990,667

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	1,752,435	$1,752,435

		21,888,754

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,888,754)		21,888,754

TOTAL INVESTMENTS IN SECURITIES — 100.34%
(Cost: $2,931,814,805)		2,797,365,895
Other Assets, Less Liabilities — (0.34)%		(9,593,802)

NET ASSETS — 100.00%		$2,787,772,093

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

265

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.52%

AUSTRIA — 0.54%
Erste Group Bank AGa	51,555	$1,518,863
IMMOEAST AG Escrow[a]	740	—
IMMOFINANZ AG Escrow[a]	328	—
Raiffeisen Bank International AGa,b	21,760	345,655

		1,864,518
BELGIUM — 1.65%
Ageas	37,246	1,653,364
Groupe Bruxelles Lambert SA	14,888	1,215,526
KBC Groep NV	46,333	2,835,469

		5,704,359
DENMARK — 1.15%
Danske Bank A/S	130,268	3,598,617
Tryg A/S	22,092	399,221

		3,997,838
FINLAND — 1.17%
Sampo OYJ Class A	82,469	4,052,101

		4,052,101
FRANCE — 12.32%
AXA SA	361,986	9,726,786
BNP Paribas SA	195,379	11,926,514
CNP Assurances	31,968	458,722
Credit Agricole SA	190,327	2,422,019
Eurazeo SA	7,394	523,391
Fonciere des Regions	5,673	537,368
Gecina SA	6,400	822,920
ICADE	6,300	468,778
Klepierre	34,794	1,659,440
Natixis SA	173,803	1,071,313
SCOR SE	28,308	1,059,130
Societe Generale SA	133,860	6,256,315
Unibail-Rodamco SE	18,255	5,124,025
Wendel SA	5,399	650,971

		42,707,692
GERMANY — 11.42%
Allianz SE Registered	84,318	14,842,160
Commerzbank AGa	196,455	2,172,311
Deutsche Bank AG Registered	254,406	7,157,824
Deutsche Boerse AG	35,595	3,293,052
Deutsche Wohnen AG Bearer	62,210	1,763,019
Hannover Rueck SE	11,187	1,300,032
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	30,779	6,171,005
Vonovia SE	85,981	2,881,661

		39,581,064

Security	Shares	Value

IRELAND — 0.55%
Bank of Ireland[a]	5,115,069	$1,915,473

		1,915,473
ITALY — 6.82%
Assicurazioni Generali SpA	215,398	4,102,076
Banca Monte dei Paschi di Siena SpA[a],b	467,469	863,403
Banco Popolare SCa	67,308	1,011,928
EXOR SpA	18,560	925,679
Intesa Sanpaolo SpA	2,338,248	8,182,773
Mediobanca SpA	103,689	1,048,041
UniCredit SpA	882,342	5,731,114
Unione di Banche Italiane SpA	168,482	1,267,434
UnipolSai SpA	205,123	497,590

		23,630,038
NETHERLANDS — 4.10%
Aegon NV	333,874	2,066,833
Delta Lloyd NV	40,448	320,809
ING Groep NV CVA	713,364	10,429,413
NN Group NV	44,070	1,390,843

		14,207,898
NORWAY — 0.83%
DNB ASA	180,307	2,305,563
Gjensidige Forsikring ASA	36,803	561,931

		2,867,494
PORTUGAL — 0.12%
Banco Comercial Portugues SA Registered[a],b	6,967,360	402,527

		402,527
SPAIN — 9.39%
Banco Bilbao Vizcaya Argentaria SA	1,162,942	10,071,609
Banco Bilbao Vizcaya Argentaria SA New[a]	15,168	131,362
Banco de Sabadell SAb	911,074	1,770,289
Banco Popular Espanol SAb	315,053	1,206,249
Banco Santander SA	2,640,703	14,876,970
Bankia SA	852,192	1,103,290
Bankinter SA	125,111	911,731
CaixaBank SA	483,991	1,866,965
Mapfre SA	198,080	591,879

		32,530,344
SWEDEN — 6.33%
Industrivarden AB Class C	30,129	551,771
Investment AB Kinnevik Class B	43,412	1,395,777
Investor AB Class B	84,001	3,140,039
Nordea Bank AB	560,269	6,235,512
Skandinaviska Enskilda Banken AB Class A	280,154	2,966,199
Svenska Handelsbanken AB Class A	276,253	3,780,566
Swedbank AB Class A	167,071	3,858,535

		21,928,399

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2015

Security	Shares	Value

SWITZERLAND — 11.91%
Baloise Holding AG Registered	9,280	$1,117,460
Credit Suisse Group AG Registered	287,060	7,187,056
Julius Baer Group Ltd.	41,280	2,056,986
Pargesa Holding SA Bearer	5,760	366,957
Partners Group Holding AG	2,964	1,076,451
Swiss Life Holding AG Registered	5,983	1,433,007
Swiss Prime Site AG Registered	14,648	1,123,397
Swiss Re AG	64,960	6,056,124
UBS Group AG	673,620	13,516,818
Zurich Insurance Group AG	27,767	7,360,403

		41,294,659
UNITED KINGDOM — 31.22%
3i Group PLC	184,066	1,424,200
Aberdeen Asset Management PLC	172,160	921,819
Admiral Group PLC	38,577	960,998
Aviva PLC	746,094	5,600,017
Barclays PLC	3,089,864	11,071,001
British Land Co. PLC (The)	178,884	2,404,916
Direct Line Insurance Group PLC	253,390	1,543,426
Hammerson PLC	145,280	1,428,117
Hargreaves Lansdown PLC	48,624	1,084,370
HSBC Holdings PLC	3,599,937	28,221,239
ICAP PLC	101,715	691,190
Intu Properties PLC	173,440	927,066
Investec PLC	103,297	864,662
Land Securities Group PLC	146,560	3,030,788
Legal & General Group PLC	1,100,160	4,444,809
Lloyds Banking Group PLC	10,531,601	11,992,181
London Stock Exchange Group PLC	57,980	2,278,901
Old Mutual PLC	912,644	2,992,340
Prudential PLC	474,709	11,136,399
Royal Bank of Scotland Group PLC[a]	596,489	2,925,786
RSA Insurance Group PLC	188,789	1,227,199
Schroders PLC	22,927	1,056,234
SEGRO PLC	137,631	956,082
St. James’s Place PLC	96,465	1,436,917
Standard Chartered PLC	469,503	5,230,872
Standard Life PLC	363,172	2,360,755

		108,212,284

TOTAL COMMON STOCKS
(Cost: $395,594,461)		344,896,688

PREFERRED STOCKS — 0.16%

ITALY — 0.16%
Intesa Sanpaolo SpA RSP	171,863	551,700

		551,700

TOTAL PREFERRED STOCKS
(Cost: $501,976)		551,700

Security	Shares	Value

RIGHTS — 0.04%

SPAIN — 0.04%
Banco Santander SAa	2,822,247	$155,880

		155,880

TOTAL RIGHTS
(Cost: $160,056)		155,880

SHORT-TERM INVESTMENTS — 1.20%

MONEY MARKET FUNDS — 1.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	3,923,668	3,923,668
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	203,025	203,025
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	14,495	14,495

		4,141,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,141,188)		4,141,188

TOTAL INVESTMENTS IN SECURITIES — 100.92%
(Cost: $400,397,681)		349,745,456
Other Assets, Less Liabilities — (0.92)%		(3,194,327)

NET ASSETS — 100.00%		$346,551,129

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

267

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.98%

BELGIUM — 3.83%
Anheuser-Busch InBev SA/NV	2,747	$329,847
Colruyt SA	5,371	267,196
Groupe Bruxelles Lambert SA	7,585	619,275
Proximus SADP	12,997	452,465
UCB SA	2,829	246,005

		1,914,788
DENMARK — 4.60%
Coloplast A/S Class B	9,676	697,408
Danske Bank A/S	7,298	201,605
Novo Nordisk A/S Class B	13,858	739,578
TDC A/S	34,686	182,647
Tryg A/S	12,505	225,976
William Demant Holding A/Sa	2,870	250,390

		2,297,604
FINLAND — 3.43%
Elisa OYJ	7,175	271,699
Fortum OYJ	39,524	595,962
Orion OYJ Class B	2,337	83,952
Sampo OYJ Class A	15,457	759,477

		1,711,090
FRANCE — 10.05%
Aeroports de Paris	3,362	424,677
Air Liquide SA	2,665	347,085
Danone SA	10,783	755,305
Dassault Systemes	738	58,566
Engie SA	2,467	43,480
Essilor International SA	2,911	384,590
Eutelsat Communications SA	3,895	129,121
Iliad SA	205	43,332
L’Oreal SA	3,936	721,969
Pernod Ricard SA	246	29,131
Sanofi	6,068	615,672
SCOR SE	9,799	366,625
SES SA	17,794	528,455
Societe BIC SA	164	26,278
Sodexo SA	1,353	121,017
Vivendi SA	17,425	421,832

		5,017,135
GERMANY — 10.63%
Bayer AG Registered	615	82,440
Beiersdorf AG	3,608	344,474
Deutsche Telekom AG Registered	8,897	167,126
Fresenius Medical Care AG & Co. KGaA	8,692	786,277
Fresenius SE & Co. KGaA	12,054	888,807
Hannover Rueck SE	1,968	228,700
Kabel Deutschland Holding AG	2,665	340,756
Linde AG	1,312	228,627
MAN SE	4,182	438,127

Security	Shares	Value

Merck KGaA	4,387	$430,479
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	3,321	665,841
QIAGEN NVa	2,583	62,944
RTL Group SAa	369	32,079
SAP SE	3,854	306,016
Telefonica Deutschland Holding AG	47,314	306,066

		5,308,759
IRELAND — 1.95%
Kerry Group PLC Class A	7,913	646,404
Ryanair Holdings PLC	4,191	327,659

		974,063
ITALY — 1.43%
Snam SpA	110,498	574,910
Terna Rete Elettrica Nazionale SpA	26,978	137,920

		712,830
NETHERLANDS — 3.62%
NN Group NV	27,313	861,994
RELX NV	8,653	148,635
Unilever NV CVA	17,548	797,087

		1,807,716
NORWAY — 1.37%
Gjensidige Forsikring ASA	16,318	249,153
Statoil ASA	1,478	23,790
Telenor ASA	21,689	410,876

		683,819
PORTUGAL — 0.04%
EDP — Energias de Portugal SA	5,184	19,287

		19,287
SPAIN — 1.01%
Endesa SA	3,947	88,291
Iberdrola SA	36,339	260,802
Telefonica SA	11,780	156,544

		505,637
SWEDEN — 4.49%
Hennes & Mauritz AB Class B	18,861	738,140
ICA Gruppen AB	8,774	314,341
Svenska Cellulosa AB SCA Class B	1,066	31,637
Svenska Handelsbanken AB Class A	18,860	258,102
Swedbank AB Class A	6,888	159,080
Telefonaktiebolaget LM Ericsson Class B	10,824	106,252
TeliaSonera AB	123,287	634,951

		2,242,503
SWITZERLAND — 17.40%
Barry Callebaut AG Registered	82	98,741
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	88	538,757
Chocoladefabriken Lindt & Sprungli AG Registered	4	297,540
Givaudan SA Registered	346	621,273

268

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

Kuehne + Nagel International AG Registered	5,705	$793,462
Nestle SA Registered	10,824	830,124
Novartis AG Registered	7,667	698,838
Partners Group Holding AG	984	357,365
Roche Holding AG	2,706	736,515
Schindler Holding AG Participation Certificates	615	100,197
Schindler Holding AG Registered	2,583	421,351
SGS SA Registered	207	395,626
Sonova Holding AG Registered	861	117,915
Swiss Prime Site AG Registered	2,494	191,272
Swiss Re AG	9,225	860,033
Swisscom AG Registered	1,353	700,005
Syngenta AG Registered	861	290,683
Zurich Insurance Group AG	2,419	641,222

		8,690,919
UNITED KINGDOM — 36.13%
Admiral Group PLC	16,236	404,458
AstraZeneca PLC	11,152	714,846
BAE Systems PLC	37,598	255,666
BP PLC	105,698	630,759
British American Tobacco PLC	12,341	735,599
British Land Co. PLC (The)	26,732	359,385
BT Group PLC	94,095	675,739
Bunzl PLC	1,517	43,554
Capita PLC	2,214	43,596
Centrica PLC	58,958	205,875
Compass Group PLC	42,312	731,229
Diageo PLC	23,165	672,052
Direct Line Insurance Group PLC	103,609	631,094
Dixons Carphone PLC	6,027	42,938
G4S PLC	104,796	392,802
GlaxoSmithKline PLC	33,989	737,521
Hammerson PLC	7,382	72,566
HSBC Holdings PLC	77,613	608,437
Imperial Tobacco Group PLC	13,817	746,650
Inmarsat PLC	14,268	217,050
Land Securities Group PLC	31,898	659,635
Lloyds Banking Group PLC	313,076	356,495
Merlin Entertainments PLC[b]	19,475	124,760
National Grid PLC	57,318	818,650
Next PLC	6,191	764,910
Randgold Resources Ltd.	5,945	401,046
Reckitt Benckiser Group PLC	8,405	823,494
RELX PLC	22,616	405,865
Royal Dutch Shell PLC Class A	20,541	536,127
Royal Dutch Shell PLC Class B	1,107	29,064
Royal Mail PLC	7,755	53,333
SABMiller PLC	1,373	84,712
Severn Trent PLC	8,036	278,374
Shire PLC	492	37,422
Sky PLC	45,018	762,002
Smith & Nephew PLC	31,816	545,416
SSE PLC	29,930	700,292
Unilever PLC	16,605	741,903
United Utilities Group PLC	29,114	444,465
Vodafone Group PLC	159,982	529,360
William Hill PLC	4,100	20,079

		18,039,220

TOTAL COMMON STOCKS
(Cost: $50,314,017)		49,925,370

Security	Shares	Value

PREFERRED STOCKS — 0.18%

GERMANY — 0.18%
Henkel AG & Co. KGaA	820	$89,403

		89,403

TOTAL PREFERRED STOCKS
(Cost: $91,832)		89,403

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	6,994	6,994

		6,994

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,994)		6,994

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $50,412,843)		50,021,767
Other Assets, Less Liabilities — (0.17)%		(86,506)

NET ASSETS — 100.00%		$49,935,261

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

269

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.06%

AUSTRALIA — 0.00%
AED Oil Ltd.[a]	11,395	$—

		—
AUSTRIA — 1.80%
ams AG	3,456	111,139
Austria Technologie & Systemtechnik AG	1,344	23,071
BUWOG AG	2,775	59,316
CA Immobilien Anlagen AG	3,648	71,871
Conwert Immobilien Invest SEa	3,120	44,925
DO & CO AG	288	27,159
EVN AG	1,908	21,182
FACC AGa,b	1,176	9,730
Flughafen Wien AG	288	27,268
IMMOFINANZ AGa	45,000	115,922
Lenzing AG	457	35,116
Mayr Melnhof Karton AG	456	54,125
Oesterreichische Post AG	1,704	62,305
Palfinger AG	720	20,345
Porr AG	418	11,433
RHI AG	1,320	29,994
S IMMO AG	2,696	24,063
Schoeller-Bleckmann Oilfield Equipment AGb	585	35,316
Semperit AG Holding	509	17,711
UNIQA Insurance Group AG	6,294	58,757
Wienerberger AG	5,504	101,931
Zumtobel Group AG	1,392	31,830

		994,509
BELGIUM — 2.91%
Ablynx NVa,b	2,453	32,517
Ackermans & van Haaren NV	1,180	180,533
AGFA-Gevaert NVa	8,784	37,590
Barco NV	552	36,440
Befimmo SA	1,011	68,024
Bekaert SA	1,752	52,254
BHF Kleinwort Benson Group[a]	1,992	11,442
bpost SA	4,924	123,853
Cie. d’Entreprises CFE	367	45,730
Cie. Maritime Belge SAa	658	11,681
Cofinimmo SA	1,016	113,916
D’ieteren SA/NV	1,251	42,535
Econocom Group SA/NV	3,048	27,374
Elia System Operator SA/NV	1,525	74,139
Euronav NV	5,909	87,695
EVS Broadcast Equipment SA	648	18,991
Exmar NV	1,512	16,367
Fagron	1,464	36,137
Galapagos NVa,b	1,621	78,788
Gimv NV	1,056	49,845
Intervest Offices & Warehouses NV	720	18,293
Ion Beam Applications	1,032	36,993
KBC Ancora	1,632	65,117
Kinepolis Group NV	672	28,052
Melexis NV	1,008	49,383

Security	Shares	Value

Mobistar SAa	1,464	$36,015
Nyrstar NVa,b	13,382	20,562
Ontex Group NV	3,376	104,327
Tessenderlo Chemie NVa	1,451	47,076
Warehouses De Pauw CVA	696	57,278

		1,608,947
CHINA — 0.00%
Boshiwa International Holding Ltd.[a,b]	20,000	387

		387
DENMARK — 3.43%
ALK-Abello A/S	293	32,029
Alm Brand A/S	3,504	19,982
Ambu A/Sb	1,310	35,703
Bang & Olufsen A/Sa,b	1,995	13,179
Bavarian Nordic A/Sa	1,368	55,116
Chr Hansen Holding A/S	4,920	297,042
D/S Norden A/Sa,b	1,152	23,070
Dfds A/S	1,440	43,939
FLSmidth & Co. A/Sb	2,414	91,823
Genmab A/Sa	2,496	247,337
GN Store Nord A/S	7,800	142,917
IC Group A/S	384	10,608
Jyske Bank A/S Registered[a]	3,535	173,368
Matas A/S	1,920	34,980
NKT Holding A/S	1,224	66,936
PER Aarsleff A/S Class B	103	34,785
Rockwool International A/S Class B	336	52,855
Royal Unibrew A/S	2,208	87,748
Schouw & Co.	624	32,812
SimCorp A/S	2,064	101,653
Solar A/S Class B	288	17,597
Spar Nord Bank A/S	4,680	45,059
Sydbank A/S	3,696	122,138
Topdanmark A/Sa,b	3,672	98,229
Zealand Pharma A/Sa,b	624	14,003

		1,894,908
FINLAND — 2.32%
Amer Sports OYJ	5,928	167,114
Cargotec OYJ Class B	1,825	65,358
Caverion Corp.	4,766	41,697
Citycon OYJ	20,555	54,404
Cramo OYJ	1,632	30,107
F-Secure OYJ	4,536	13,629
Ferratum OYJ	418	9,900
HKScan OYJ Class A	1,416	5,725
Huhtamaki OYJ	4,608	163,396
Kemira OYJ	5,055	60,196
Kesko OYJ Class B	3,253	104,353
Konecranes OYJ	2,528	68,110
Metsa Board OYJ	9,696	62,015
Oriola-KD OYJ Class Ba	5,481	26,943
Outokumpu OYJ[a,b]	14,496	49,576
Outotec OYJ[b]	7,680	26,554
PKC Group OYJ	1,080	19,983
Ramirent OYJ	3,360	26,278
Sanoma OYJ[b]	3,624	15,973
Sponda OYJ	10,728	45,791

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Stockmann OYJ Abp Class Ba,b	1,632	$12,746
Technopolis OYJ	4,368	17,708
Tieto OYJ	2,626	67,676
Uponor OYJ	2,808	37,626
Valmet OYJ	5,616	59,494
YIT OYJ[b]	5,400	28,573

		1,280,925
FRANCE — 6.96%
AB Science SAa,b	744	9,986
Adocia[a]	144	12,710
Air France-KLM[a,b]	7,087	52,225
Akka Technologies	516	14,307
Albioma SA	947	15,482
Alten SA	1,344	70,075
Altran Technologies SA	6,558	82,223
APERAM SAa	2,352	72,995
Assystem	485	10,179
Boiron SA	390	34,629
Bonduelle SCA	696	17,422
BOURBON SAb	1,280	18,961
Cegedim SAa	264	9,405
Cegid Group SA	321	15,177
Cellectis SAa	768	20,361
CGG SAa,b	7,876	31,834
Coface SAa	4,879	39,684
DBV Technologies SAa	1,022	70,977
Derichebourg SAa	4,488	13,877
Eiffage SA	2,125	133,214
Elior[c]	3,312	63,184
Elis SA	3,144	53,519
Eramet[a,b]	264	10,481
Esso SA Francaise[a]	125	7,197
Etablissements Maurel et Prom[a]	3,912	14,170
Euler Hermes Group	680	64,037
Euro Disney SCA Registered[a]	9,871	13,630
Eurofins Scientific SE	444	161,485
Faiveley Transport SA	330	34,995
Faurecia	3,072	122,267
FFP	336	24,701
GameLoft SEa	4,008	23,023
Gaztransport Et Technigaz SA	1,129	56,745
Genfit[a,b]	984	44,436
Groupe Fnac SAa,b	539	35,123
Guerbet	288	19,629
Haulotte Group SA	624	8,892
Havas SA	8,304	72,375
ID Logistics Group[a]	106	13,805
Innate Pharma SAa,b	1,997	28,920
Interparfums SA	499	12,843
Ipsen SA	1,848	117,217
IPSOS	1,704	34,776
Jacquet Metal Service	629	9,224
Korian SA	1,786	67,878
LISI	840	20,600
Manitou BF SA	528	7,337
Marie Brizard Wine & Spirits SAa	1,190	25,712
Mercialys SA	2,568	59,302
Mersen	696	13,132
Metropole Television SA	2,870	55,497
Montupet	364	28,730
MPI	3,672	9,289

Security	Shares	Value

Naturex[a,b]	336	$23,754
Neopost SA	1,754	43,847
Nexans SAa	1,373	54,912
Nexity SA	1,488	66,225
NextRadioTV	397	15,669
Orpea	1,800	145,151
Parrot SAa	384	17,476
Pierre & Vacances SAa	288	7,928
Plastic Omnium SA	3,048	88,585
Rallye SAb	1,108	20,617
Rubis SCA	1,877	151,340
Saft Groupe SA	1,368	35,512
Sartorius Stedim Biotech	192	68,156
SEB SA	1,176	120,138
Societe Television Francaise 1	5,784	74,851
Solocal Group[b]	1,852	15,162
Sopra Steria Group	768	87,806
Synergie SA	408	10,974
Tarkett SA	984	29,511
Technicolor SA Registered	14,247	97,072
Teleperformance	2,856	225,511
Trigano SA	432	20,873
UBISOFT Entertainment[a]	4,920	148,236
Vallourec SA	5,616	62,658
Valneva SEa	2,450	9,175
Vicat	888	57,188
Vilmorin & Cie SA	327	23,154
Virbac SA	216	43,271

		3,844,626
GERMANY — 9.54%
Aareal Bank AG	2,961	113,336
ADLER Real Estate AGa	1,152	17,994
AIXTRON SEa,b	5,247	33,559
Alstria office REIT-AGb	4,272	59,909
Amadeus Fire AG	264	22,129
AURELIUS SE & Co KGaA	1,032	46,261
Aurubis AG	1,704	114,445
Bauer AG	465	9,862
BayWa AGb	648	22,044
Bechtle AG	744	69,036
Bertrandt AG	273	32,177
Bijou Brigitte AG	207	11,550
Bilfinger SEb	1,728	77,871
Biotest AG	360	5,452
Borussia Dortmund GmbH & Co. KGaA[b]	3,974	17,779
BRAAS Monier Building Group SA	973	25,581
CANCOM SE	744	29,361
Carl Zeiss Meditec AG Bearer	1,632	48,044
Cewe Stiftung & Co. KGAA	288	17,383
comdirect bank AG	1,635	19,885
CompuGroup Medical AG	1,176	34,815
CTS Eventim AG & Co. KGaA	2,184	85,899
Deutsche Beteiligungs AG	552	15,763
Deutsche Euroshop AG	2,290	110,976
DEUTZ AG	4,440	16,740
Dialog Semiconductor PLC[a]	3,704	137,683
DIC Asset AG	2,304	22,784
DMG Mori AG	1,968	78,491
DO Deutsche Office AG	1,682	23,595
Draegerwerk AG & Co. KGaA	144	9,271
Drillisch AG	2,381	123,381

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Duerr AG	1,296	$108,474
ElringKlinger AG	1,643	36,961
Evotec AGa	5,160	22,612
Freenet AG	6,360	215,545
Gerresheimer AG	1,551	121,594
Gerry Weber International AGb	1,248	20,417
Gesco AG	168	11,948
GFT Technologies SE	768	22,796
Grammer AG	600	16,089
Grand City Properties SA	3,847	77,173
Hamborner REIT AG	3,103	33,139
Hamburger Hafen und Logistik AG	1,261	18,324
Heidelberger Druckmaschinen AGa,b	12,265	35,429
Hornbach Baumarkt AG	432	15,509
Indus Holding AG	1,152	53,912
Jenoptik AG	2,099	34,061
KION Group AG	3,206	145,237
Kloeckner & Co. SEb	4,968	44,512
Kontron AGa	2,365	8,099
Krones AG	699	84,473
KUKA AGb	1,156	98,187
KWS Saat SE	109	35,424
LEG Immobilien AG	2,866	229,688
LEONI AG	1,632	66,938
Manz AGa,b	179	8,305
MLP AG	3,600	15,712
MorphoSys AGa	1,183	73,534
MTU Aero Engines AG	2,592	241,000
Nemetschek AG	960	41,623
Nordex SEa	3,216	105,653
NORMA Group SE	1,584	81,653
PATRIZIA Immobilien AGa	1,902	52,558
Pfeiffer Vacuum Technology AG	528	66,141
QSC AGb	4,848	8,547
Rational AG	168	67,004
Rheinmetall AG	1,968	124,480
RHOEN-KLINIKUM AG	2,000	59,960
RIB Software AGb	1,728	21,474
SAF-Holland SA	2,112	30,983
Salzgitter AG	1,946	56,439
SGL Carbon SEa,b	2,295	42,388
Sixt SE	624	34,996
SLM Solutions Group AGa,b	600	11,466
SMA Solar Technology AGa,b	528	25,605
Software AG	2,749	80,275
STADA Arzneimittel AG	3,048	116,565
STRATEC Biomedical AG	240	14,051
Stroeer SE	1,104	69,989
Suedzucker AG	4,056	76,123
TAG Immobilien AG	4,983	64,815
Takkt AG	1,609	30,020
TLG Immobilien AG	2,592	49,019
Tom Tailor Holding AGa	1,088	7,253
Vossloh AGa	460	34,020
VTG AG	528	17,320
Wacker Chemie AG	768	67,751
Wacker Neuson SE	1,406	19,639
Wincor Nixdorf AG	1,492	76,943
Wirecard AGb	5,833	302,873
XING AG	144	28,569
zooplus AGa	240	35,260

		5,269,603

Security	Shares	Value

HONG KONG — 0.00%
China Hongxing Sports Ltd.[a]	198,000	$1
Peace Mark Holdings Ltd.[a]	30,000	—
Real Gold Mining Ltd.[a]	27,000	35
Titan Petrochemicals Group Ltd.[a]	400,000	1

		37
IRELAND — 2.03%
C&C Group PLC	17,064	68,425
FBD Holdings PLC	1,344	10,318
Glanbia PLC	8,784	171,165
Hibernia REIT PLC	33,675	50,070
Irish Continental Group PLC	7,896	43,176
Kingspan Group PLC	7,440	181,056
Origin Enterprises PLC[a]	4,454	33,604
Paddy Power PLC	1,968	228,700
Smurfit Kappa Group PLC	11,674	334,385

		1,120,899
ISRAEL — 0.04%
Africa Israel Investments Ltd.[a]	1	—
Plus500 Ltd.	3,816	20,627

		20,627
ITALY — 6.83%
A2A SpA	71,064	97,891
ACEA SpA	2,883	41,624
Amplifon SpA	4,704	36,764
Anima Holding SpA[c]	8,980	88,534
Ansaldo STS SpA	6,220	66,476
Astaldi SpA	2,352	19,018
ASTM SpA	1,921	25,889
Autogrill SpA[a]	6,480	60,629
Azimut Holding SpA	5,434	131,399
Banca Carige SpA[a,b]	28,465	52,197
Banca Generali SpA	2,976	92,180
Banca IFIS SpA	1,200	29,759
Banca Popolare dell’Emilia Romagna SC	23,857	193,568
Banca Popolare di Milano Scarl	197,584	186,613
Banca Popolare di Sondrio Scarl	22,899	105,077
Beni Stabili SpA SIIQ	54,820	45,357
Biesse SpA	624	10,284
Brembo SpA	1,521	67,358
Brunello Cucinelli SpA	1,464	26,635
Buzzi Unicem SpA[b]	3,408	57,938
Cementir Holding SpA	2,667	14,996
Cerved Information Solutions SpA	6,744	51,403
CIR-Compagnie Industriali Riunite SpA[a]	20,352	22,594
COFIDE SpA[a]	17,776	8,715
Credito Emiliano SpA	4,488	32,299
Credito Valtellinese SCa	55,643	70,379
Danieli & C Officine Meccaniche SpA	723	15,542
Danieli & C Officine Meccaniche SpA RSP	1,947	29,594
Datalogic SpA	1,080	18,277
Davide Campari-Milano SpA	14,808	127,426
De’ Longhi SpA	2,618	64,433
DiaSorin SpA	1,185	53,329
Ei Towers SpA	816	49,712
Engineering Ingegneria Informatica SpA	288	17,689

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

ERG SpA	2,784	$39,703
Esprinet SpA	1,584	14,348
Fincantieri SpA[a,b]	24,908	13,738
FinecoBank Banca Fineco SpA	10,886	82,794
Geox SpA[a]	4,119	19,320
Hera SpA	34,971	92,328
Immobiliare Grande Distribuzione SIIQ SpA	18,384	18,470
Industria Macchine Automatiche SpA	768	39,890
Interpump Group SpA	3,611	53,451
Iren SpA	27,697	45,893
Italcementi SpA	9,600	107,107
Italmobiliare SpA	336	14,587
La Doria SpA	537	7,279
Maire Tecnimont SpA[a]	5,592	16,221
MARR SpA	1,800	36,845
Mediaset SpA	38,184	194,872
Mediolanum SpA	11,232	92,001
Moleskine SpA	6,552	12,036
Moncler SpA	6,840	110,693
Piaggio & C SpA	8,808	21,970
RAI Way SpA[c]	5,136	26,268
RCS MediaGroup SpA[a]	12,577	10,093
Recordati SpA	4,680	116,888
Reply SpA	216	27,678
Safilo Group SpA[a,b]	1,340	16,741
Salini Impregilo SpA	11,093	46,197
Salvatore Ferragamo SpA	2,520	68,758
Saras SpA[a]	7,968	15,799
Societa Cattolica di Assicurazioni Scrl	7,575	59,620
Societa Iniziative Autostradali e Servizi SpA	3,578	41,224
Sogefi SpA[a]	2,771	6,734
Tamburi Investment Partners SpA	5,232	20,390
Tod’s SpA[b]	628	52,896
Trevi Finanziaria Industriale SpA[b]	4,997	6,486
Unipol Gruppo Finanziario SpA	21,661	101,454
Vittoria Assicurazioni SpA	1,545	17,186
Yoox Net-A-Porter Group SpA[a]	2,664	90,785

		3,770,321
NETHERLANDS — 3.01%
Aalberts Industries NV	4,920	160,682
Accell Group	1,056	22,117
Amsterdam Commodities NV	864	21,847
Arcadis NV	3,312	83,965
ASM International NV	2,499	96,080
BE Semiconductor Industries NV	1,488	32,381
BinckBank NV	2,928	25,946
Brunel International NV	984	18,566
Corbion NV	2,928	72,305
Eurocommercial Properties NV	2,379	114,185
Euronext NVc	2,976	131,432
Fugro NV CVA[a,b]	3,384	64,483
IMCD Group NV	1,968	73,958
Kendrion NV	576	13,934
Koninklijke BAM Groep NVa	11,353	62,981
Koninklijke Ten Cate NV	1,344	36,552
NSI NV	6,552	28,676
PostNL NVa	21,936	91,014
SBM Offshore NVa	8,871	122,149
TKH Group NV	1,776	67,596
TomTom NVa	5,040	55,073
USG People NV	3,264	52,281

Security	Shares	Value

VastNed Retail NV	960	$46,926
Wereldhave NV	2,012	126,197
Wessanen	3,748	40,491

		1,661,817
NORWAY — 2.86%
Akastor ASA[a,b]	7,416	9,728
Aker ASA Class A	1,416	28,030
Aker Solutions ASA	7,417	29,802
Atea ASA	3,996	37,307
Austevoll Seafood ASA	4,464	27,564
Avance Gas Holding Ltd.[c]	1,332	18,417
Bakkafrost P/F	1,956	63,106
Borregaard ASA	5,160	27,624
BW LPG Ltd.[b,c]	3,840	26,185
BW Offshore Ltd.	15,100	6,317
Det Norske Oljeselskap ASA[a,b]	5,064	31,209
DNO ASA[a,b]	32,434	32,657
Entra ASA[c]	4,080	34,837
Fred Olsen Energy ASA[a]	1,704	7,924
Golden Ocean Group Ltd.[a]	3,564	6,950
Hexagon Composites ASA	4,200	6,502
Hoegh LNG Holdings Ltd.	2,295	27,664
Kongsberg Automotive ASA[a]	22,824	13,217
Leroy Seafood Group ASA	1,104	38,880
Marine Harvest ASA	16,752	225,490
Nordic Semiconductor ASA[a,b]	6,552	31,630
Norwegian Air Shuttle ASA[a,b]	1,348	49,751
Norwegian Property ASA[a]	12,293	13,365
Ocean Yield ASA	1,920	15,543
Opera Software ASA[b]	6,175	38,713
Petroleum Geo-Services ASA[b]	10,371	43,363
Prosafe SE	11,952	33,193
Protector Forsikring ASA	2,952	21,368
REC Silicon ASA[a,b]	100,656	18,140
Salmar ASA	2,521	41,412
Scatec Solar ASA[c]	2,073	10,338
Schibsted ASA	3,818	128,593
Schibsted ASA Class Ba	4,370	136,856
Sparebank 1 Nord Norge	4,848	20,052
SpareBank 1 SMN	5,376	33,831
Stolt-Nielsen Ltd.	960	13,047
Storebrand ASA[a]	22,420	78,771
TGS Nopec Geophysical Co. ASA[b]	5,112	101,191
Thin Film Electronics ASA[a,b]	19,872	9,394
Wilh Wilhelmsen ASA	3,178	13,859
XXL ASA[c]	2,688	28,828

		1,580,648
PORTUGAL — 0.64%
Altri SGPS SA	3,696	17,560
Banco BPI SA Registered[a,d]	18,193	22,227
BANIF — Banco Internacional do Funchal SAa	1,966,824	6,301
CTT-Correios de Portugal SA	7,593	86,686
Mota-Engil SGPS SA	4,903	12,376
NOS SGPS SA	9,146	76,369
Pharol SGPS SA Registered[a,b]	29,506	12,516
Portucel SA	11,978	49,023
REN — Redes Energeticas Nacionais SGPS SA	6,984	21,424
Sonae SGPS SA	42,008	50,488

		354,970

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a]	60,000	$—

		—
SPAIN — 4.16%
Abengoa SA Class Bb	32,426	31,772
Acciona SA	1,298	109,703
Acerinox SA	7,454	81,056
Almirall SA	3,056	59,178
Applus Services SA	5,329	47,682
Atresmedia Corp. de Medios de Comunicacion SA	3,456	44,552
Axiare Patrimonio SOCIMI SA	3,655	52,487
Bolsas y Mercados Espanoles SHMSF SA	2,076	74,955
Cia. de Distribucion Integral Logista Holdings SA	2,069	41,539
CIE Automotive SA	2,688	43,322
Construcciones y Auxiliar de Ferrocarriles SA	108	30,291
Corp Financiera Alba SA	864	38,358
Duro Felguera SA	4,109	9,714
Ebro Foods SA	3,563	67,933
Ence Energia y Celulosa SA	7,070	24,914
Faes Farma SA	12,798	34,636
Fomento de Construcciones y Contratas SAa,b	6,481	49,685
Gamesa Corp. Tecnologica SA	11,917	189,366
Grupo Catalana Occidente SA	2,280	71,226
Hispania Activos Inmobiliarios SAa	4,224	63,925
Indra Sistemas SAa,b	5,857	63,140
Inmobiliaria Colonial SAa	96,696	71,993
Laboratorios Farmaceuticos Rovi SA	792	11,968
Lar Espana Real Estate SOCIMI SA	3,243	34,391
Liberbank SAa	62,143	38,717
Mediaset Espana Comunicacion SA	9,096	111,080
Melia Hotels International SA	4,601	66,886
Merlin Properties SOCIMI SA	14,091	181,495
Miquel y Costas & Miquel SA	441	15,832
NH Hotel Group SAa	9,937	61,141
Obrascon Huarte Lain SAb	2,406	19,386
Obrascon Huarte Lain SA New[a,b]	4,290	34,566
Papeles y Cartones de Europa SA	2,054	11,731
Promotora de Informaciones SAa,b	2,416	13,483
Prosegur Cia. de Seguridad SA	14,448	64,638
Sacyr SAb	16,887	42,830
Saeta Yield SA	2,496	24,842
Tecnicas Reunidas SA	1,707	76,500
Tubacex SA	5,688	12,284
Tubos Reunidos SAb	6,648	7,013
Viscofan SA	2,261	132,723
Zeltia SAa	8,340	37,266

		2,300,199
SWEDEN — 8.13%
AAK AB	1,464	106,124
AF AB Class B	3,048	45,410
Arcam ABa,b	864	16,332
Avanza Bank Holding AB	1,084	43,023
Axfood AB	3,632	65,916
B&B Tools AB Class B	1,237	16,244
Betsson AB	5,762	94,326
Bilia AB Class A	1,728	36,428
BillerudKorsnas AB	8,808	160,684
BioGaia AB Class B	648	21,140

Security	Shares	Value

Bure Equity AB	2,832	$18,428
Byggmax Group AB	2,863	23,350
Castellum AB	7,734	116,589
Clas Ohlson AB Class B	1,666	25,458
Cloetta AB Class Ba	10,992	33,011
Com Hem Holding AB	6,707	57,781
Concentric AB	2,208	25,679
Dios Fastigheter AB	2,232	16,495
Duni AB	1,711	26,146
Dustin Group ABa,c	2,064	14,159
Elekta AB Class B	18,216	141,700
Eltel ABa,c	1,824	20,193
Fabege AB	6,561	105,011
Fastighets AB Balder Class Ba	4,152	84,302
Fingerprint Cards ABa,b	2,856	141,270
Granges AB	2,640	20,132
Haldex AB	2,088	20,226
Hemfosa Fastigheter AB	6,200	67,725
Hexpol AB	12,494	122,425
Holmen AB Class B	2,451	74,388
Hufvudstaden AB Class A	5,544	79,005
Industrial & Financial Systems Class B	888	34,564
Indutrade AB	1,584	76,113
Intrum Justitia AB	3,768	136,236
Investment AB Oresund	816	17,827
Inwido AB	2,592	28,390
JM AB	3,753	106,876
KappAhl AB	2,760	9,426
Klovern AB Class B	22,737	23,698
Kungsleden AB	8,266	62,304
L E Lundbergforetagen AB Class B	1,927	98,881
Lifco AB Class B	2,064	46,137
Lindab International AB	3,264	22,315
Loomis AB Class B	3,072	80,138
Meda AB Class A	12,720	188,307
Medivir AB Class Ba	1,176	10,526
Mekonomen AB	1,248	29,763
Modern Times Group MTG AB Class B	2,784	79,576
Mycronic AB	3,192	22,932
NCC AB Class B	4,138	128,610
NetEnt AB	1,368	78,301
New Wave Group AB Class B	2,184	9,774
Nibe Industrier AB Class B	4,112	133,225
Nobia AB	5,664	69,908
Nolato AB Class B	984	27,176
Nordnet AB Class B	4,224	15,073
Opus Group AB	9,776	6,447
Orexo ABa,b	867	5,795
Oriflame Holding AGa	1,992	27,847
Peab AB	8,380	64,299
Qliro Group ABa,b	6,294	6,375
Ratos AB Class B	10,980	64,657
Recipharm AB Class B	1,450	25,018
Rezidor Hotel Group AB	4,272	18,263
Saab AB	3,168	89,806
SAS ABa	4,464	8,675
Scandi Standard AB	2,096	12,096
SkiStar AB	1,056	15,422
SSAB AB Class Aa,b	10,418	37,925
SSAB AB Class Ba	9,096	28,977
Sweco AB Class B	3,151	46,388
Swedish Orphan Biovitrum ABa	7,344	112,440
Tethys Oil AB	1,520	9,443

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Thule Group AB (The)[c]	2,717	$33,919
Trelleborg AB Class B	12,027	204,535
Unibet Group PLC SDR	1,416	125,575
Vostok New Ventures Ltd.[a]	3,795	24,359
Wallenstam AB Class B	9,084	80,987
Wihlborgs Fastigheter AB	3,443	67,717

		4,492,141
SWITZERLAND — 7.50%
AFG Arbonia-Forster Holding AG Registered[a]	1,728	16,794
Allreal Holding AG Registered	697	92,627
Ascom Holding AG Registered	1,782	33,896
Autoneum Holding AG	135	24,884
Banque Cantonale Vaudoise Registered	148	91,435
Basilea Pharmaceutica Ltd. Registered[a]	480	50,009
BKW AG	624	23,770
Bobst Group SA Registered	408	17,322
Bossard Holding AG	288	28,121
Bucher Industries AG Registered	341	77,903
Burckhardt Compression Holding AG	144	50,398
Burkhalter Holding AG	180	19,283
Cembra Money Bank AG	1,056	63,205
Clariant AG Registered	14,787	273,014
Comet Holding AG Registered	48	33,014
Conzzeta AG	48	29,825
Cosmo Pharmaceuticals SAa,b	240	36,983
Daetwyler Holding AG Bearer	414	58,252
dorma+kaba Holding AG Class B	147	92,010
EFG International AG	3,417	34,421
Emmi AG	101	45,825
Evolva Holding SAa,b	14,544	18,000
Flughafen Zuerich AG Registered	193	146,647
Forbo Holding AG Registered	59	67,335
Galenica AG Registered	225	330,966
GAM Holding AG	8,544	156,882
Gategroup Holding AG	1,261	47,459
Georg Fischer AG Registered	198	122,124
Helvetia Holding AG Registered	314	164,844
Huber & Suhner AG Registered	672	29,075
Implenia AG Registered	744	36,983
Inficon Holding AG Registered	85	24,403
Intershop Holdings AG	53	22,555
Kardex AG Bearer	312	23,374
Komax Holding AG Registered	168	28,087
Kudelski SA Bearer	1,848	24,934
Kuoni Reisen Holding AG Class B Registered	181	37,605
Leonteq AG	390	75,369
Logitech International SA Registered	7,717	113,906
Meyer Burger Technology AGa,b	4,560	32,752
Mobilezone Holding AG	1,104	16,407
Mobimo Holding AG Registered	312	67,543
Molecular Partners AGa	288	10,503
Myriad Group AGa,b	4,344	13,220
OC Oerlikon Corp. AG Registered	10,095	97,186
Orascom Development Holding AGa,b	576	7,567
Panalpina Welttransport Holding AG Registered	585	67,061
Plazza AGa	62	12,359
PSP Swiss Property AG Registered	2,040	178,080
Rieter Holding AG Registered	168	27,746
Santhera Pharmaceutical Holding AGa	180	17,283
Schmolz + Bickenbach AG Registered[a]	25,824	14,147
Schweiter Technologies AG Bearer	48	38,614

Security	Shares	Value

SFS Group AG	816	$52,813
Siegfried Holding AG Registered	168	33,745
St Galler Kantonalbank AG Registered	124	44,971
Straumann Holding AG Registered	504	143,160
Sunrise Communications Group AGa,c	1,704	93,346
Swissquote Group Holding SA Registered	456	11,010
Tecan Group AG Registered	504	68,921
Temenos Group AG Registered	2,957	138,738
U-Blox AG	297	57,637
Valiant Holding AG Registered	792	91,834
Valora Holding AG Registered	144	29,070
Vetropack Holding AG Bearer	9	13,878
Vontobel Holding AG Registered	1,351	66,813
Ypsomed Holding AG	123	16,221
Zehnder Group AG	504	17,230

		4,143,394
UNITED KINGDOM — 36.90%
888 Holdings PLC	7,056	17,599
AA PLC	30,240	129,320
Abcam PLC	8,376	77,745
Acacia Mining PLC	8,328	24,823
Advanced Medical Solutions Group PLC	10,512	26,625
Al Noor Hospitals Group PLC	4,038	73,339
Alent PLC	10,588	81,564
Allied Minds PLC[a,b]	9,108	66,309
Amerisur Resources PLC[a]	39,120	16,917
Amlin PLC	24,999	254,430
AO World PLC[a,b]	8,184	20,021
Arrow Global Group PLC	8,040	30,918
Ashmore Group PLC[b]	17,712	73,857
ASOS PLC[a]	2,688	135,375
Avanti Communications Group PLC[a]	5,893	21,046
AVEVA Group PLC	3,216	102,018
Balfour Beatty PLC[a]	34,368	132,270
Bank of Georgia Holdings PLC	1,977	61,066
BBA Aviation PLC	51,029	150,289
Beazley PLC	24,720	138,814
Bellway PLC	6,102	244,645
Berendsen PLC	8,568	135,632
Berkeley Group Holdings PLC	6,456	330,826
Betfair Group PLC	3,519	175,379
Big Yellow Group PLC	7,392	85,621
Bodycote PLC	9,504	75,592
boohoo.com PLC[a]	34,469	19,963
Booker Group PLC	82,737	237,797
Bovis Homes Group PLC	6,624	104,859
Brewin Dolphin Holdings PLC	13,936	58,111
Britvic PLC	11,668	125,960
BTG PLC[a]	18,984	161,840
Bwin Party Digital Entertainment PLC	36,903	63,775
Cable & Wireless Communications PLC	141,374	160,697
Cairn Energy PLC[a]	28,853	66,841
Cape PLC	6,144	21,824
Capital & Counties Properties PLC	37,634	258,352
Card Factory PLC	15,169	84,501
Carillion PLC[b]	21,243	100,227
Centamin PLC	53,987	53,028
Chemring Group PLC	9,792	26,011
Chesnara PLC	6,408	32,263
Cineworld Group PLC	9,144	77,953
Clinigen Healthcare Ltd.[a]	4,128	40,260

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Close Brothers Group PLC	7,550	$170,706
Costain Group PLC	4,152	24,110
Countrywide PLC	11,016	79,111
Crest Nicholson Holdings PLC	12,456	104,649
Daily Mail & General Trust PLC Class A NVS[b]	13,560	156,856
Dairy Crest Group PLC	6,840	68,030
Dart Group PLC	4,992	36,486
DCC PLC	4,416	354,984
De La Rue PLC	5,040	36,039
Debenhams PLC	57,864	79,937
Derwent London PLC	5,243	314,175
Devro PLC	8,261	36,234
Dialight PLC	1,584	13,406
Dignity PLC	2,328	87,403
Diploma PLC	5,664	56,115
Domino’s Pizza Group PLC	8,304	139,917
Drax Group PLC	20,097	80,884
DS Smith PLC	46,752	279,428
Dunelm Group PLC	4,560	66,692
DX Group PLC	10,248	13,730
Electrocomponents PLC	21,888	69,332
Elementis PLC	22,992	83,304
EnQuest PLC[a]	35,342	14,737
Enterprise Inns PLC[a]	24,768	41,121
Entertainment One Ltd.	14,843	50,363
Essentra PLC	13,104	170,402
esure Group PLC	14,544	59,524
Evraz PLC[a]	17,232	22,555
Faroe Petroleum PLC[a,b]	10,320	11,475
Fenner PLC	9,560	22,479
Ferrexpo PLC	8,765	4,602
Fevertree Drinks PLC	3,768	25,081
FirstGroup PLC[a]	59,872	89,461
Foxtons Group PLC	11,976	36,991
Galliford Try PLC	4,085	94,444
GAME Digital PLC	4,825	17,512
Gem Diamonds Ltd.	5,501	8,411
Genus PLC	3,000	67,413
Globo PLC[a,b]	16,224	3,539
Go-Ahead Group PLC	2,040	76,401
Grafton Group PLC	11,112	115,668
Grainger PLC	20,496	78,818
Great Portland Estates PLC	17,026	233,893
Greencore Group PLC	20,291	94,639
Greene King PLC	15,361	190,618
Greggs PLC	5,040	92,471
Gulf Keystone Petroleum Ltd.[a,b]	48,203	20,100
GVC Holdings PLC[b]	2,074	12,764
GW Pharmaceuticals PLC[a,b]	11,673	78,060
Halfords Group PLC	9,936	66,736
Halma PLC	18,798	221,656
Hansteen Holdings PLC	35,880	68,768
Hays PLC	70,672	153,786
Helical Bar PLC	5,064	34,529
HellermannTyton Group PLC	10,261	75,099
Henderson Group PLC	56,846	252,053
Hikma Pharmaceuticals PLC	7,417	247,882
Hiscox Ltd.[b]	14,149	211,415
Hochschild Mining PLC[a]	9,408	10,752
Home Retail Group PLC	38,237	66,317
Homeserve PLC	13,743	85,726
Howden Joinery Group PLC	32,426	232,165
HSS Hire Group PLC[c]	3,783	3,447

Security	Shares	Value

Hunting PLC	6,192	$34,407
IG Group Holdings PLC	18,288	213,383
Imagination Technologies Group PLC[a,b]	12,912	44,170
Inchcape PLC	19,776	244,184
Indivior PLC	31,944	101,431
Infinis Energy PLC	5,424	15,246
Informa PLC	32,262	283,008
Innovation Group PLC	62,520	38,381
Intermediate Capital Group PLC	15,416	134,756
International Personal Finance PLC	11,571	66,138
Interserve PLC	7,215	62,010
ITE Group PLC	13,032	28,228
J D Wetherspoon PLC	4,204	50,286
Jimmy Choo PLC[a,b]	5,664	12,684
John Laing Group PLC[c]	7,277	21,466
John Menzies PLC	2,904	18,119
John Wood Group PLC	17,712	163,306
Jupiter Fund Management PLC	19,440	135,374
Just Eat PLC[a]	13,354	87,858
Just Retirement Group PLC	9,555	24,437
KAZ Minerals PLC[a]	13,064	23,424
Kcom Group PLC	25,920	34,827
Keller Group PLC	3,576	45,038
Kier Group PLC	4,468	95,018
Ladbrokes PLC	50,808	82,862
Laird PLC	13,272	69,465
Lancashire Holdings Ltd.	9,856	108,454
LondonMetric Property PLC	29,760	77,767
Lonmin PLC[a,b]	28,663	11,288
Lookers PLC	15,936	43,292
Majestic Wine PLC	3,648	18,986
Man Group PLC	80,762	208,422
Marston’s PLC	28,296	70,620
Michael Page International PLC	14,592	111,507
Micro Focus International PLC	6,512	126,318
Mitchells & Butlers PLC[a]	10,311	56,483
Mitie Group PLC	18,048	89,585
Moneysupermarket.com Group PLC	21,696	111,981
Monitise PLC[a,b]	89,308	3,959
Morgan Advanced Materials PLC	14,232	61,500
Mothercare PLC[a,b]	7,350	26,874
N Brown Group PLC	7,824	45,301
Nanoco Group PLC[a]	9,518	7,093
National Express Group PLC	21,465	99,253
NewRiver Retail Ltd.	6,120	31,167
Northgate PLC	6,648	41,623
Ocado Group PLC[a]	24,816	144,412
OneSavings Bank PLC	4,139	24,406
Ophir Energy PLC[a,b]	31,944	47,336
Optimal Payments PLC[a]	21,721	101,980
Oxford Instruments PLC	2,651	21,269
Pace PLC	15,003	86,334
Paragon Group of Companies PLC (The)	15,120	98,076
Partnership Assurance Group PLC	10,680	22,020
Pennon Group PLC	19,424	243,287
Petra Diamonds Ltd.[b]	21,384	24,653
Pets at Home Group PLC	16,180	72,091
Phoenix Group Holdings	9,997	132,084
Playtech PLC	11,208	148,170
Poundland Group PLC	10,680	45,359
Premier Farnell PLC	18,312	28,281
Premier Foods PLC[a]	37,016	19,437
Premier Oil PLC[a]	24,915	26,358

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Primary Health Properties PLC	5,544	$36,946
Provident Financial PLC	7,325	392,552
QinetiQ Group PLC	30,075	104,043
Quindell PLC[a]	20,899	33,003
Redde PLC	14,184	38,773
Redefine International PLC/Isle of Man	50,952	43,555
Redrow PLC	10,998	78,829
Regus PLC	32,463	167,754
Renishaw PLC	1,800	52,540
Rentokil Initial PLC	90,312	215,493
Restaurant Group PLC (The)	10,032	111,088
Rightmove PLC	4,800	284,590
Rockhopper Exploration PLC[a]	14,544	8,872
Rotork PLC	43,228	125,111
RPC Group PLC	12,533	126,007
RPS Group PLC	10,978	39,843
SafeCharge International Group Ltd./Guernsey	2,816	11,612
Safestore Holdings PLC	10,368	52,120
Savills PLC	6,552	92,689
Schroder REIT Ltd.	28,282	25,989
Senior PLC	20,664	72,380
Serco Group PLC[a]	54,540	78,925
Shaftesbury PLC	13,099	190,264
Shanks Group PLC	19,056	27,885
SIG PLC	27,936	57,598
Skyepharma PLC[a]	3,936	19,148
SOCO International PLC	9,758	26,674
Spectris PLC	5,928	152,617
Speedy Hire PLC	26,616	12,434
Spirax-Sarco Engineering PLC	3,658	171,799
Spire Healthcare Group PLC[c]	12,866	74,494
Spirent Communications PLC	30,096	34,163
SSP Group PLC	23,642	110,013
ST Modwen Properties PLC	9,432	64,079
Stagecoach Group PLC	21,456	114,653
Stallergenes Greer PLC[a]	192	8,590
Stobart Group Ltd.	14,304	24,466
Stock Spirits Group PLC	9,936	29,233
SuperGroup PLC[a]	2,006	45,294
SVG Capital PLC[a]	9,384	68,840
Synthomer PLC	13,560	69,339
TalkTalk Telecom Group PLC[b]	26,214	102,427
Ted Baker PLC	1,440	67,318
Telecity Group PLC	10,106	183,390
Telecom Plus PLC	3,216	52,201
Telit Communications PLC[a]	4,326	16,636
Thomas Cook Group PLC[a]	72,772	138,126
Trinity Mirror PLC	12,912	34,000
TT electronics PLC	8,232	16,241
Tullett Prebon PLC	12,264	66,633
Tungsten Corp. PLC[a,b]	5,640	3,854
UBM PLC	21,944	173,518
UDG Healthcare PLC	12,096	88,772
Ultra Electronics Holdings PLC	3,480	90,453
UNITE Group PLC (The)	11,049	113,476
Vectura Group PLC[a]	20,064	54,165
Vedanta Resources PLC[b]	3,976	30,365
Vesuvius PLC	10,656	58,801
Victrex PLC	4,248	121,371
Virgin Money Holdings UK PLC	8,832	52,896
WH Smith PLC	5,840	153,779
Workspace Group PLC	5,976	88,371
WS Atkins PLC	5,016	106,750

Security	Shares	Value

Xaar PLC	3,864	$30,494
Xchanging PLC	12,216	31,696
Zeal Network SE	327	15,070
Zoopla Property Group PLC[b,c]	10,492	39,327

		20,382,662

TOTAL COMMON STOCKS
(Cost: $55,355,030)		54,721,620

PREFERRED STOCKS — 0.56%

GERMANY — 0.47%
Biotest AG	1,059	14,974
Draegerwerk AG & Co. KGaA	384	27,814
Jungheinrich AG	792	58,678
Sartorius AG	437	99,346
Sixt SE	816	35,303
STO SE & Co. KGaA	120	15,715
Villeroy & Boch AG	672	9,962

		261,792
ITALY — 0.09%
Buzzi Unicem SpA RSP	1,992	20,222
Italmobiliare SpA	1,032	28,227

		48,449

TOTAL PREFERRED STOCKS
(Cost: $282,745)		310,241

RIGHTS — 0.01%

FRANCE — 0.01%
Euro Disney SCA[a]	9,460	—
Technicolor SAa,b	14,247	3,525

		3,525
ITALY — 0.00%
Mediolanum SpA[a]	11,232	1

		1
SPAIN — 0.00%
Papeles y Cartones de Europa SAa	2,054	449

		449
UNITED KINGDOM — 0.00%
Hochschild Mining PLC[a]	3,528	1,485

		1,485

TOTAL RIGHTS
(Cost: $348)		5,460

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	1	$3

		3

TOTAL WARRANTS
(Cost: $0)		3

SHORT-TERM INVESTMENTS — 6.66%

MONEY MARKET FUNDS — 6.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	3,489,179	3,489,179
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	180,543	180,543
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	7,560	7,560

		3,677,282

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,677,282)		3,677,282

TOTAL INVESTMENTS IN SECURITIES — 106.29%
(Cost: $59,315,405)		58,714,606
Other Assets, Less Liabilities — (6.29)%		(3,474,332)

NET ASSETS — 100.00%		$55,240,274

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

278

Schedule of Investments (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.54%

AUSTRALIA — 3.24%
AGL Energy Ltd.	1,716	$20,482
Amcor Ltd./Australia	1,605	15,630
Aristocrat Leisure Ltd.	1,224	8,139
Asciano Ltd.	3,717	21,746
Aurizon Holdings Ltd.	3,786	13,965
CSL Ltd.	579	38,744
James Hardie Industries PLC	1,134	14,806
Macquarie Group Ltd.	501	30,632
Qantas Airways Ltd.	1,147	3,234
Sonic Healthcare Ltd.	738	10,151
Sydney Airport	2,682	12,342
TPG Telecom Ltd.	750	5,918
Transurban Group	3,930	29,272
Treasury Wine Estates Ltd.	1,408	7,112
Westfield Corp.	2,382	17,419

		249,592
AUSTRIA — 0.24%
Erste Group Bank AGa	618	18,207

		18,207
BELGIUM — 0.95%
Ageas	537	23,837
Colruyt SA	132	6,567
KBC Groep NV	522	31,945
Proximus SADP	171	5,953
Telenet Group Holding NVa	87	5,086

		73,388
CANADA — 4.65%
Alimentation Couche-Tard Inc. Class B	1,086	46,691
Constellation Software Inc./Canada	81	34,979
Dollarama Inc.	426	28,760
Gildan Activewear Inc.	534	15,342
Intact Financial Corp.	213	15,204
Loblaw Companies Ltd.	528	27,805
Metro Inc.	363	10,374
Onex Corp.	267	16,179
Sun Life Financial Inc.	1,380	46,515
Thomson Reuters Corp.	696	28,556
Valeant Pharmaceuticals International Inc.[a]	942	87,868

		358,273
DENMARK — 5.76%
Danske Bank A/S	2,076	57,349
DSV A/S	444	18,085
ISS A/S	330	11,668
Novo Nordisk A/S Class B	5,412	288,829
Pandora A/S	309	35,815
Vestas Wind Systems A/S	546	31,970

		443,716

Security	Shares	Value

FINLAND — 0.43%
Elisa OYJ	471	$17,835
Neste OYJ	177	4,339
Orion OYJ Class B	300	10,777

		32,951
FRANCE — 9.17%
Airbus Group SE	1,062	74,330
Atos SE	165	13,223
BNP Paribas SA	2,196	134,050
Cap Gemini SA	372	33,298
Christian Dior SE	63	12,464
Cie. Generale des Etablissements Michelin Class B	294	29,424
Dassault Systemes	168	13,332
Essilor International SA	342	45,184
Groupe Eurotunnel SE Registered	654	9,208
Hermes International	63	24,382
Ingenico Group SA	126	14,949
Legrand SA	486	26,811
Peugeot SAa	699	12,374
Safran SA	699	53,363
SCOR SE	342	12,796
Societe BIC SA	57	9,133
Societe Generale SA	1,314	61,413
Thales SA	333	24,252
Veolia Environnement SA	1,044	24,420
Vinci SA	1,062	72,007
Wendel SA	54	6,511

		706,924
GERMANY — 3.32%
Deutsche Boerse AG	441	40,799
Deutsche Wohnen AG Bearer	375	10,628
Evonik Industries AG	297	10,843
Fresenius SE & Co. KGaA	1,356	99,985
Hannover Rueck SE	132	15,340
K+S AG Registered	423	10,726
Kabel Deutschland Holding AG	24	3,069
Osram Licht AG	249	14,718
ProSiebenSat.1 Media SE Registered	312	16,953
QIAGEN NVa	423	10,308
Telefonica Deutschland Holding AG	1,371	8,869
United Internet AG Registered[b]	261	13,624

		255,862
HONG KONG — 1.08%
Hang Seng Bank Ltd.	900	16,560
Henderson Land Development Co. Ltd.	3,000	19,219
Hong Kong Exchanges and Clearing Ltd.	1,800	47,333

		83,112
IRELAND — 0.64%
CRH PLC	1,530	42,016
Ryanair Holdings PLC	94	7,319

		49,335

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

October 31, 2015

Security	Shares	Value

ISRAEL — 2.46%
Azrieli Group	57	$2,237
Bank Hapoalim BM	2,733	14,258
Bank Leumi le-Israel BMa	2,547	9,681
Bezeq The Israeli Telecommunication Corp. Ltd.	4,290	9,240
Mizrahi Tefahot Bank Ltd.	348	4,229
NICE-Systems Ltd.	114	7,016
Teva Pharmaceutical Industries Ltd.	2,334	143,279

		189,940
ITALY — 2.51%
Atlantia SpA	706	19,653
EXOR SpA	201	10,025
Finmeccanica SpA[a]	324	4,259
Intesa Sanpaolo SpA	26,502	92,745
Luxottica Group SpA	426	30,000
Mediobanca SpA	1,257	12,705
Prysmian SpA	510	11,070
Terna Rete Elettrica Nazionale SpA	2,595	13,266

		193,723
JAPAN — 41.48%
Acom Co. Ltd.[a]	1,500	8,278
Aeon Co. Ltd.	2,700	40,251
Aisin Seiki Co. Ltd.	300	12,020
Ajinomoto Co. Inc.	3,000	67,297
Alfresa Holdings Corp.	900	17,400
Alps Electric Co. Ltd.	600	18,844
ANA Holdings Inc.	3,000	9,007
Aozora Bank Ltd.	3,000	11,013
Asahi Group Holdings Ltd.	900	27,945
ASICS Corp.	300	8,365
Bandai Namco Holdings Inc.	600	14,842
Bank of Yokohama Ltd. (The)	3,000	18,876
Calbee Inc.	300	10,963
Casio Computer Co. Ltd.[c]	600	11,396
Chubu Electric Power Co. Inc.	2,100	32,533
Chugai Pharmaceutical Co. Ltd.	600	19,441
Chugoku Bank Ltd. (The)	300	4,288
Chugoku Electric Power Co. Inc. (The)	600	9,119
Credit Saison Co. Ltd.	300	6,218
Dai-ichi Life Insurance Co. Ltd. (The)	3,000	52,579
Daiichi Sankyo Co. Ltd.	2,400	47,423
Daikin Industries Ltd.	300	19,490
Daiwa House Industry Co. Ltd.	2,100	55,617
Dentsu Inc.	600	34,058
Don Quijote Holdings Co. Ltd.	300	11,125
East Japan Railway Co.	900	86,290
Eisai Co. Ltd.	900	56,741
FUJIFILM Holdings Corp.	1,200	48,249
Hokuriku Electric Power Co.	600	9,009
Hoya Corp.	600	25,004
Iida Group Holdings Co. Ltd.	600	11,346
Isetan Mitsukoshi Holdings Ltd.	900	14,581
ITOCHU Corp.	3,300	41,676
J Front Retailing Co. Ltd.	600	9,954
Japan Airlines Co. Ltd.	300	11,386
Japan Exchange Group Inc.	1,200	19,530
Japan Tobacco Inc.	2,700	94,218
Kajima Corp.	3,000	17,328

Security	Shares	Value

Kansai Electric Power Co. Inc. (The)[a]	2,400	$30,986
Kao Corp.	900	46,531
KDDI Corp.	3,600	87,886
Kirin Holdings Co. Ltd.	2,100	29,949
Koito Manufacturing Co. Ltd.	300	11,498
Konami Holdings Corp.	300	6,856
Konica Minolta Inc.	900	9,330
Kyushu Electric Power Co. Inc.[a]	1,200	14,598
Lawson Inc.	300	22,349
M3 Inc.	300	5,860
Makita Corp.	300	16,582
Medipal Holdings Corp.	600	10,561
MEIJI Holdings Co. Ltd.	600	47,682
Mitsubishi Chemical Holdings Corp.	2,400	15,123
Mitsubishi Tanabe Pharma Corp.	600	10,223
Mitsubishi UFJ Financial Group Inc.	21,600	141,512
Mitsui Chemicals Inc.	3,000	11,461
Mizuho Financial Group Inc.	56,700	117,605
MS&AD Insurance Group Holdings Inc.	1,200	35,719
Murata Manufacturing Co. Ltd.	600	86,290
NEC Corp.	4,000	12,430
Nexon Co. Ltd.	600	8,393
NHK Spring Co. Ltd.	300	3,085
Nidec Corp.	600	45,608
Nintendo Co. Ltd.	600	96,855
Nippon Telegraph & Telephone Corp.	2,700	100,370
Nisshin Seifun Group Inc.	600	9,238
Nitori Holdings Co. Ltd.	300	23,592
Nitto Denko Corp.	300	19,451
Nomura Real Estate Holdings Inc.	300	6,461
Nomura Research Institute Ltd.	300	12,356
NTT Data Corp.	300	15,040
NTT DOCOMO Inc.	4,800	93,773
Obayashi Corp.	3,000	26,451
Oji Holdings Corp.	3,000	15,637
Ono Pharmaceutical Co. Ltd.	300	41,467
Otsuka Corp.	300	14,593
Otsuka Holdings Co. Ltd.	1,200	40,214
Park24 Co. Ltd.	300	6,324
Santen Pharmaceutical Co. Ltd.	1,200	16,418
Secom Co. Ltd.	300	20,179
Sekisui House Ltd.	1,500	25,165
Seven & I Holdings Co. Ltd.	2,100	95,903
Shikoku Electric Power Co. Inc.	600	10,262
Shimizu Corp.	3,000	26,426
Shinsei Bank Ltd.	6,000	12,679
Shionogi & Co. Ltd.	1,200	49,631
Shiseido Co. Ltd.	1,200	28,748
Sompo Japan Nipponkoa Holdings Inc.	600	19,033
Sony Corp.	1,500	43,257
Sony Financial Holdings Inc.	600	10,859
Sumitomo Chemical Co. Ltd.	3,000	17,377
Sumitomo Electric Industries Ltd.	1,500	20,690
Suntory Beverage & Food Ltd.	300	12,206
Suzuken Co. Ltd./Aichi Japan	300	11,572
Suzuki Motor Corp.	600	19,838
Sysmex Corp.	300	17,328
Taisei Corp.	3,000	19,640
Takeda Pharmaceutical Co. Ltd.	900	44,226
Teijin Ltd.	3,000	10,690
Terumo Corp.	600	17,949
Tohoku Electric Power Co. Inc.	1,200	16,984
Tokio Marine Holdings Inc.	1,500	58,322

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

October 31, 2015

Security	Shares	Value

Tokyo Electric Power Co. Inc.[a]	5,400	$37,096
Tokyu Corp.	3,000	24,487
Toray Industries Inc.	3,000	26,414
TOTO Ltd.	300	10,267
Toyo Seikan Group Holdings Ltd.	600	11,694
Toyo Suisan Kaisha Ltd.	300	11,137
Trend Micro Inc./Japan	300	11,771
USS Co. Ltd.	600	10,695
West Japan Railway Co.	600	42,411
Yamaha Corp.	600	15,040
Yokogawa Electric Corp.	600	6,757

		3,196,790
NETHERLANDS — 3.74%
Altice NV Class Aa	1,083	18,842
Boskalis Westminster	210	10,261
Heineken Holding NV	165	13,293
Heineken NV	357	32,779
ING Groep NV CVA	6,318	92,369
Koninklijke Ahold NV	1,743	35,658
Koninklijke KPN NV	6,804	25,104
NN Group NV	444	14,013
Randstad Holding NV	297	17,825
TNT Express NV	1,746	14,755
Wolters Kluwer NV	381	12,961

		287,860
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	2,664	9,481

		9,481
NORWAY — 0.39%
Telenor ASA	1,572	29,780

		29,780
PORTUGAL — 0.12%
Jeronimo Martins SGPS SA	648	9,152

		9,152
SPAIN — 2.30%
Aena SAa,d	216	24,218
Amadeus IT Holding SA Class A	699	29,928
Ferrovial SA	1,219	30,917
Industria de Diseno Textil SA	2,235	84,202
International Consolidated Airlines Group SAa	921	8,292

		177,557
SWEDEN — 1.14%
Assa Abloy AB	1,266	25,347
ICA Gruppen AB	150	5,374
Industrivarden AB Class C	189	3,461
Svenska Cellulosa AB SCA Class B	1,803	53,511

		87,693
SWITZERLAND — 8.88%
Actelion Ltd. Registered	261	36,380

Security	Shares	Value

Barry Callebaut AG Registered	6	$7,225
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	3	18,367
Credit Suisse Group AG Registered	3,576	89,531
EMS-Chemie Holding AG Registered	15	6,368
Julius Baer Group Ltd.	462	23,021
Lonza Group AG Registered	126	18,560
Novartis AG Registered	2,922	266,337
Partners Group Holding AG	33	11,985
UBS Group AG	10,296	206,599

		684,373
UNITED KINGDOM — 6.92%
Admiral Group PLC	396	9,865
Barratt Developments PLC	2,910	27,527
Capita PLC	1,236	24,338
Carnival PLC	459	25,640
Coca-Cola HBC AG	552	13,214
Croda International PLC	264	11,816
Direct Line Insurance Group PLC	2,820	17,177
Dixons Carphone PLC	1,347	9,597
Inmarsat PLC	1,128	17,160
ITV PLC	8,688	33,866
London Stock Exchange Group PLC	492	19,338
Marks & Spencer Group PLC	2,826	22,390
Mondi PLC	813	18,884
Next PLC	303	37,436
Persimmon PLC	828	25,499
Royal Mail PLC	1,818	12,503
RSA Insurance Group PLC	2,934	19,072
Sage Group PLC (The)	2,166	18,231
SEGRO PLC	900	6,252
Shire PLC	705	53,624
Sky PLC	1,944	32,905
Sports Direct International PLC[a]	648	6,975
Taylor Wimpey PLC	13,044	39,887
Wolseley PLC	510	30,064

		533,260

TOTAL COMMON STOCKS
(Cost: $7,296,554)		7,670,969

PREFERRED STOCKS — 0.09%

ITALY — 0.09%
Intesa Sanpaolo SpA	2,166	6,953

		6,953

TOTAL PREFERRED STOCKS
(Cost: $6,414)		6,953

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	11,410	11,410

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

October 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	590	$590
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	559	559

		12,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,559)		12,559

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $7,315,527)		7,690,481
Other Assets, Less Liabilities — 0.21%		16,241

NET ASSETS — 100.00%		$7,706,722

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

282

Schedule of Investments (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.45%

AUSTRALIA — 5.32%
Amcor Ltd./Australia	1,416	$13,790
ASX Ltd.	528	15,528
BHP Billiton Ltd.	3,315	54,444
Brambles Ltd.	2,637	19,529
Cochlear Ltd.	84	5,331
CSL Ltd.	888	59,420
Flight Centre Travel Group Ltd.	132	3,574
Goodman Group	3,954	17,123
GPT Group (The)	3,999	13,609
Insurance Australia Group Ltd.	5,337	21,361
Lend Lease Group	2,118	19,644
QBE Insurance Group Ltd.	2,925	27,651
REA Group Ltd.	159	5,448
Rio Tinto Ltd.	615	22,224
Telstra Corp. Ltd.	16,005	61,661
TPG Telecom Ltd.	618	4,877
Woodside Petroleum Ltd.	1,248	26,364
Woolworths Ltd.	1,326	22,809

		414,387
BELGIUM — 0.28%
Colruyt SA	60	2,985
Proximus SADP	426	14,830
Umicore SA	93	3,971

		21,786
CANADA — 6.70%
Alimentation Couche-Tard Inc. Class B	432	18,573
Canadian Imperial Bank of Commerce/Canada	924	70,821
Canadian National Railway Co.	1,293	78,933
Canadian Natural Resources Ltd.	1,650	38,237
Canadian Oil Sands Ltd.	684	5,160
Canadian Pacific Railway Ltd.	234	32,864
CGI Group Inc. Class Aa	390	14,478
CI Financial Corp.	852	20,318
Constellation Software Inc./Canada	33	14,251
Dollarama Inc.	318	21,469
Finning International Inc.	318	5,080
Great-West Lifeco Inc.	774	20,504
Imperial Oil Ltd.	576	19,155
Industrial Alliance Insurance & Financial Services Inc.	195	6,394
Intact Financial Corp.	294	20,986
Keyera Corp.	276	8,512
Magna International Inc. Class A	867	45,697
Metro Inc.	171	4,887
Peyto Exploration & Development Corp.	192	3,962
Potash Corp. of Saskatchewan Inc.	1,126	22,789
Power Financial Corp.	570	14,094
PrairieSky Royalty Ltd.	459	9,027
RioCan REIT	348	6,783
Saputo Inc.	174	4,147
TELUS Corp.	269	8,972

Security	Shares	Value

Vermilion Energy Inc.	168	$5,908

		522,001
DENMARK — 3.92%
Coloplast A/S Class B	249	17,947
DSV A/S	204	8,310
Novo Nordisk A/S Class B	4,125	220,144
Novozymes A/S Class B	363	16,910
Pandora A/S	339	39,292
William Demant Holding A/Sa	33	2,879

		305,482
FINLAND — 1.80%
Elisa OYJ	369	13,973
Fortum OYJ	672	10,133
Kone OYJ Class B	870	37,346
Metso OYJ	204	5,018
Orion OYJ Class B	201	7,221
Sampo OYJ Class A	1,125	55,277
Wartsila OYJ Abp	261	11,204

		140,172
FRANCE — 5.39%
Air Liquide SA	354	46,104
Airbus Group SE	1,161	81,259
AXA SA	4,329	116,323
Bureau Veritas SA	573	13,020
Hermes International	57	22,060
L’Oreal SA	186	34,117
Legrand SA	438	24,163
Safran SA	414	31,606
SCOR SE	318	11,898
Societe BIC SA	48	7,691
Technip SA	159	8,344
Valeo SA	153	23,780

		420,365
GERMANY — 8.09%
Allianz SE Registered	900	158,423
BASF SE	1,134	93,362
Beiersdorf AG	75	7,161
Continental AG	222	53,632
Deutsche Boerse AG	597	55,231
Deutsche Post AG Registered	1,371	40,997
GEA Group AG	252	10,151
Hannover Rueck SE	135	15,688
Henkel AG & Co. KGaA	81	7,517
HUGO BOSS AG	174	17,989
RTL Group SAa	72	6,259
SAP SE	1,758	139,589
Symrise AG	111	7,345
United Internet AG Registered[b]	333	17,383

		630,727
HONG KONG — 8.05%
AIA Group Ltd.	29,400	172,984
Bank of East Asia Ltd. (The)	3,000	11,245
Cheung Kong Infrastructure Holdings Ltd.	1,000	9,310

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

October 31, 2015

Security	Shares	Value

Cheung Kong Property Holdings Ltd.	3,000	$21,096
CK Hutchison Holdings Ltd.	3,000	41,225
Galaxy Entertainment Group Ltd.	6,000	20,632
Hang Seng Bank Ltd.	2,100	38,639
Henderson Land Development Co. Ltd.	3,200	20,500
Hong Kong & China Gas Co. Ltd.	12,800	25,996
Hong Kong Exchanges and Clearing Ltd.	3,600	94,667
Hysan Development Co. Ltd.[c]	3,000	13,335
Link REIT	4,500	26,971
Power Assets Holdings Ltd.	3,000	29,941
Sands China Ltd.	7,200	26,152
Sino Land Co. Ltd.	6,000	9,306
Sun Hung Kai Properties Ltd.	3,000	40,219
Swire Properties Ltd.	2,400	7,231
Wharf Holdings Ltd. (The)	3,000	17,942

		627,391
IRELAND — 0.20%
Kerry Group PLC Class A	132	10,783
Ryanair Holdings PLC	64	5,031

		15,814
ITALY — 0.22%
Tenaris SA	708	8,931
UnipolSai SpA	3,513	8,522

		17,453
JAPAN — 6.53%
ABC-Mart Inc.	100	5,610
Aeon Mall Co. Ltd.	300	5,054
Bank of Yokohama Ltd. (The)	3,000	18,876
Calbee Inc.	100	3,655
Daiwa House Industry Co. Ltd.	1,500	39,727
Iyo Bank Ltd. (The)	600	6,508
Japan Airlines Co. Ltd.	100	3,795
Japan Exchange Group Inc.	1,800	29,295
Japan Tobacco Inc.	900	31,406
JSR Corp.	300	4,776
Kakaku.com Inc.	600	11,306
KDDI Corp.	3,900	95,210
Kuraray Co. Ltd.	600	7,458
M3 Inc.	300	5,860
Nitori Holdings Co. Ltd.	300	23,592
NTT DOCOMO Inc.	2,700	52,747
Oracle Corp. Japan	300	13,723
Osaka Gas Co. Ltd.	3,000	11,888
Otsuka Corp.	300	14,593
Park24 Co. Ltd.	300	6,324
Sanrio Co. Ltd.	300	8,017
Seven Bank Ltd.	1,800	8,264
Shimano Inc.	100	15,894
Shin-Etsu Chemical Co. Ltd.	300	17,984
Sony Financial Holdings Inc.	600	10,859
T&D Holdings Inc.	1,500	19,913
Trend Micro Inc./Japan	300	11,771
USS Co. Ltd.	600	10,695
Yahoo Japan Corp.	3,300	14,083

		508,883

Security	Shares	Value

NETHERLANDS — 2.89%
ASML Holding NV	696	$65,051
Boskalis Westminster	129	6,304
Koninklijke Ahold NV	657	13,441
RELX NV	2,122	36,450
Unilever NV CVA	2,283	103,701

		224,947
NORWAY — 0.59%
Gjensidige Forsikring ASA	525	8,016
Statoil ASA	1,578	25,399
Subsea 7 SAa	543	4,251
Yara International ASA	180	8,205

		45,871
PORTUGAL — 0.07%
Jeronimo Martins SGPS SA	354	5,000

		5,000
SINGAPORE — 1.69%
Ascendas REIT	3,900	6,655
CapitaLand Commercial Trust Ltd.	4,500	4,530
CapitaLand Mall Trust	6,000	8,483
ComfortDelGro Corp. Ltd.	2,400	5,210
Keppel Corp. Ltd.[c]	2,100	10,616
SembCorp Industries Ltd.[c]	1,800	4,601
Sembcorp Marine Ltd.[c]	2,700	4,511
Singapore Exchange Ltd.	3,300	17,389
Singapore Technologies Engineering Ltd.	2,100	4,963
Singapore Telecommunications Ltd.	20,400	57,974
UOL Group Ltd.	900	4,216
Yangzijiang Shipbuilding Holdings Ltd.	3,000	2,678

		131,826
SPAIN — 2.32%
Distribuidora Internacional de Alimentacion SA	897	5,735
Endesa SA	420	9,395
Iberdrola SA	5,838	41,899
Industria de Diseno Textil SA	2,721	102,511
Mapfre SA	5,022	15,006
Zardoya Otis SA	477	5,902

		180,448
SWEDEN — 3.83%
Alfa Laval AB	531	9,399
Assa Abloy AB	1,503	30,092
Atlas Copco AB Class A	1,113	29,231
Atlas Copco AB Class B	825	20,113
Hennes & Mauritz AB Class B	2,682	104,962
Investment AB Kinnevik Class B	924	29,708
Investor AB Class B	1,320	49,343
Millicom International Cellular SA SDR	114	6,404
Skanska AB Class B	549	10,766
SKF AB Class B	465	8,237

		298,255

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

October 31, 2015

Security	Shares	Value

SWITZERLAND — 13.70%
ABB Ltd. Registered	2,946	$55,767
Actelion Ltd. Registered	174	24,253
Adecco SA Registered	237	17,695
Cie. Financiere Richemont SA Class A Registered	858	73,810
EMS-Chemie Holding AG Registered	12	5,095
Geberit AG Registered	87	28,181
Givaudan SA Registered	12	21,547
Kuehne + Nagel International AG Registered	126	17,524
Nestle SA Registered	2,361	181,072
Partners Group Holding AG	69	25,059
Roche Holding AG	1,119	304,568
Schindler Holding AG Participation Certificates	84	13,685
Schindler Holding AG Registered	39	6,362
SGS SA Registered	9	17,201
Sika AG Bearer	3	9,873
Swatch Group AG (The) Bearer	54	21,195
Swatch Group AG (The) Registered	84	6,093
Swiss Life Holding AG Registered	54	12,934
Swiss Re AG	699	65,167
Swisscom AG Registered	57	29,490
Syngenta AG Registered	111	37,475
Zurich Insurance Group AG	354	93,837

		1,067,883
UNITED KINGDOM — 27.86%
Aberdeen Asset Management PLC	3,792	20,304
Admiral Group PLC	840	20,925
Amec Foster Wheeler PLC	666	7,313
ARM Holdings PLC	2,826	44,736
Associated British Foods PLC	237	12,646
AstraZeneca PLC	1,815	116,342
Babcock International Group PLC	315	4,690
BAE Systems PLC	5,757	39,147
BG Group PLC	4,959	78,501
BHP Billiton PLC	2,358	37,892
British American Tobacco PLC	1,905	113,550
British Land Co. PLC (The)	1,815	24,401
Bunzl PLC	780	22,394
Burberry Group PLC	1,161	23,812
Capita PLC	1,257	24,752
Centrica PLC	8,256	28,829
Cobham PLC	2,082	8,923
Compass Group PLC	4,059	70,147
Croda International PLC	228	10,204
Diageo PLC	2,340	67,887
Direct Line Insurance Group PLC	3,003	18,292
easyJet PLC	306	8,270
Experian PLC	1,617	27,670
Hargreaves Lansdown PLC	1,014	22,613
ICAP PLC	1,518	10,315
IMI PLC	654	9,626
Imperial Tobacco Group PLC	912	49,283
Intertek Group PLC	327	13,257
ITV PLC	11,298	44,040
Legal & General Group PLC	14,769	59,669

Security	Shares	Value

London Stock Exchange Group PLC	693	$27,238
Marks & Spencer Group PLC	2,634	20,869
Meggitt PLC	1,110	6,062
Melrose Industries PLC	1,275	5,242
Mondi PLC	439	10,197
National Grid PLC	4,482	64,015
Persimmon PLC	531	16,352
Petrofac Ltd.	513	6,679
Prudential PLC	6,426	150,750
Reckitt Benckiser Group PLC	780	76,422
RELX PLC	2,138	38,368
Rexam PLC	729	6,080
Rio Tinto PLC	1,668	60,756
Rolls-Royce Holdings PLC	3,018	32,044
Royal Dutch Shell PLC Class A	5,346	139,532
Royal Dutch Shell PLC Class B	3,451	90,605
Sage Group PLC (The)	3,852	32,422
Schroders PLC	348	16,032
Shire PLC	1,137	86,482
Sky PLC	1,830	30,976
Smiths Group PLC	738	10,965
Sports Direct International PLC[a]	483	5,199
SSE PLC	1,131	26,463
Standard Life PLC	3,835	24,929
Tate & Lyle PLC	411	3,793
Travis Perkins PLC	321	9,499
Unilever PLC	1,650	73,721
Whitbread PLC	333	25,539
William Hill PLC	1,488	7,287
Wolseley PLC	444	26,174

		2,171,122

TOTAL COMMON STOCKS
(Cost: $7,705,484)		7,749,813

PREFERRED STOCKS — 0.24%

GERMANY — 0.24%
Fuchs Petrolub SE	102	4,914
Henkel AG & Co. KGaA	126	13,738

		18,652
UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC	179,653	277

		277

TOTAL PREFERRED STOCKS
(Cost: $18,504)		18,929

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	17,194	17,194
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	890	890

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

October 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	697	$697

		18,781

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,781)		18,781

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $7,742,769)		7,787,523
Other Assets, Less Liabilities — 0.07%		5,674

NET ASSETS — 100.00%		$7,793,197

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

286

Schedule of Investments (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.23%

AUSTRALIA — 8.78%
AGL Energy Ltd.	787	$9,394
Amcor Ltd./Australia	782	7,616
AMP Ltd.	1,253	5,122
APA Group	1,435	9,419
Aristocrat Leisure Ltd.	641	4,262
Asciano Ltd.	1,506	8,811
ASX Ltd.	400	11,763
Aurizon Holdings Ltd.	1,911	7,049
AusNet Services	4,620	4,763
Australia & New Zealand Banking Group Ltd.	351	6,814
Bank of Queensland Ltd.	534	4,979
Bendigo & Adelaide Bank Ltd.	767	5,855
BHP Billiton Ltd.	363	5,962
Boral Ltd.	914	3,515
Brambles Ltd.	1,249	9,250
Caltex Australia Ltd.	159	3,585
CIMIC Group Ltd.	147	2,907
Coca-Cola Amatil Ltd.	896	5,824
Cochlear Ltd.	91	5,775
Commonwealth Bank of Australia	196	10,730
Computershare Ltd.	643	4,959
Crown Resorts Ltd.	520	4,252
CSL Ltd.	102	6,825
Dexus Property Group	1,358	7,499
Federation Centres	8,232	17,091
Flight Centre Travel Group Ltd.[a]	95	2,572
Goodman Group	1,695	7,340
GPT Group (The)	3,171	10,791
Harvey Norman Holdings Ltd.	1,185	3,365
Healthscope Ltd.	1,357	2,614
Incitec Pivot Ltd.	1,521	4,286
Insurance Australia Group Ltd.	1,802	7,212
James Hardie Industries PLC	380	4,961
Lend Lease Group	490	4,545
Macquarie Group Ltd.	99	6,053
Medibank Pvt Ltd.	3,773	6,353
Mirvac Group	5,320	6,851
National Australia Bank Ltd.	383	8,238
Orica Ltd.	203	2,387
Origin Energy Ltd.	1,065	4,179
Platinum Asset Management Ltd.	703	3,711
QBE Insurance Group Ltd.	288	2,722
Ramsay Health Care Ltd.	156	6,902
REA Group Ltd.	96	3,290
Rio Tinto Ltd.	169	6,107
Santos Ltd.	626	2,608
Scentre Group	3,580	10,574
Seek Ltd.	239	2,188
Sonic Healthcare Ltd.	521	7,166
Stockland	2,505	7,238
Suncorp Group Ltd.	899	8,409
Sydney Airport	2,298	10,575
Tabcorp Holdings Ltd.	1,744	5,873
Tatts Group Ltd.	2,972	8,397
Telstra Corp. Ltd.	2,851	10,984
TPG Telecom Ltd.	437	3,448

Security	Shares	Value

Transurban Group	2,111	$15,724
Treasury Wine Estates Ltd.	609	3,076
Wesfarmers Ltd.	345	9,700
Westfield Corp.	1,911	13,975
Westpac Banking Corp.	352	7,881
Westpac Banking Corp. New[b]	15	326
Woodside Petroleum Ltd.	290	6,126
Woolworths Ltd.	469	8,067
WorleyParsons Ltd.	340	1,582

		422,417
AUSTRIA — 0.28%
Andritz AG	74	3,744
Erste Group Bank AGb	104	3,064
OMV AG	148	3,956
Voestalpine AG	75	2,729

		13,493
BELGIUM — 1.37%
Ageas	126	5,593
Anheuser-Busch InBev SA/NV	53	6,364
Colruyt SA	121	6,019
Delhaize Group	32	2,984
Groupe Bruxelles Lambert SA	152	12,410
KBC Groep NV	52	3,182
Proximus SADP	192	6,684
Solvay SA	43	4,883
Telenet Group Holding NVb	100	5,846
UCB SA	82	7,131
Umicore SA	108	4,611

		65,707
CANADA — 12.47%
Agnico Eagle Mines Ltd.	119	3,362
Agrium Inc.	59	5,486
Alimentation Couche-Tard Inc. Class B	127	5,460
AltaGas Ltd.	164	4,232
ARC Resources Ltd.	173	2,549
Atco Ltd./Canada Class I	282	8,050
Bank of Montreal	298	17,319
Bank of Nova Scotia (The)	320	15,039
BCE Inc.	459	19,829
Bombardier Inc. Class B	966	1,048
Brookfield Asset Management Inc. Class A	316	11,033
CAE Inc.	715	8,066
Cameco Corp.	204	2,888
Canadian Imperial Bank of Commerce/Canada	224	17,169
Canadian National Railway Co.	191	11,660
Canadian Natural Resources Ltd.	154	3,569
Canadian Pacific Railway Ltd.	27	3,792
Canadian Tire Corp. Ltd. Class A	100	8,791
Canadian Utilities Ltd. Class A	389	10,228
Cenovus Energy Inc.	247	3,678
CGI Group Inc. Class Ab	136	5,049
CI Financial Corp.	404	9,634
Constellation Software Inc./Canada	17	7,341
Crescent Point Energy Corp.	148	2,016
Dollarama Inc.	145	9,789
Empire Co. Ltd. Class A	429	8,981
Enbridge Inc.	176	7,518

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

Encana Corp.	211	$1,605
Fairfax Financial Holdings Ltd.	21	10,335
Finning International Inc.	166	2,652
First Capital Realty Inc.	1,157	17,129
Fortis Inc./Canada	573	16,577
Franco-Nevada Corp.	89	4,511
George Weston Ltd.	138	11,615
Gildan Activewear Inc.	198	5,689
Goldcorp Inc.	180	2,302
Great-West Lifeco Inc.	459	12,160
H&R REIT	663	10,632
Husky Energy Inc.	223	3,012
IGM Financial Inc.	242	6,992
Imperial Oil Ltd.	176	5,853
Industrial Alliance Insurance & Financial Services Inc.	125	4,099
Intact Financial Corp.	250	17,845
Jean Coutu Group PJC Inc. (The) Class A	323	4,920
Keyera Corp.	157	4,842
Loblaw Companies Ltd.	133	7,004
Magna International Inc. Class A	101	5,323
Manulife Financial Corp.	302	5,004
Methanex Corp.	73	2,911
Metro Inc.	381	10,888
National Bank of Canada	338	11,189
Onex Corp.	248	15,028
Open Text Corp.	93	4,308
Pembina Pipeline Corp.	210	5,276
Peyto Exploration & Development Corp.	139	2,868
Potash Corp. of Saskatchewan Inc.	127	2,570
Power Corp. of Canada	406	9,120
Power Financial Corp.	398	9,841
Restaurant Brands International Inc.	126	5,054
RioCan REIT	513	9,998
Rogers Communications Inc. Class B	319	12,686
Royal Bank of Canada	332	18,973
Saputo Inc.	390	9,294
Shaw Communications Inc. Class B	717	14,879
Silver Wheaton Corp.	194	2,635
SNC-Lavalin Group Inc.	107	3,427
Sun Life Financial Inc.	200	6,741
Suncor Energy Inc.	162	4,818
TELUS Corp.	336	11,207
Thomson Reuters Corp.	331	13,581
Toronto-Dominion Bank (The)	334	13,704
Tourmaline Oil Corp.[b]	126	2,620
TransAlta Corp.	601	2,802
TransCanada Corp.	267	8,979
Valeant Pharmaceuticals International Inc.[b]	17	1,586
Veresen Inc.	312	2,714
Vermilion Energy Inc.	112	3,939
West Fraser Timber Co. Ltd.	74	2,617

		599,930
DENMARK — 1.57%
AP Moeller — Maersk A/S Class A	3	4,317
AP Moeller — Maersk A/S Class B	3	4,444
Carlsberg A/S Class B	97	7,988
Coloplast A/S Class B	94	6,775
Danske Bank A/S	245	6,768
DSV A/S	219	8,921
ISS A/S	120	4,243
Novo Nordisk A/S Class B	93	4,963

Security	Shares	Value

Novozymes A/S Class B	149	$6,941
TDC A/S	1,046	5,508
Tryg A/S	407	7,355
William Demant Holding A/Sb	86	7,503

		75,726
FINLAND — 1.02%
Elisa OYJ	184	6,968
Fortum OYJ	350	5,277
Kone OYJ Class B	142	6,096
Metso OYJ	116	2,854
Neste OYJ	102	2,500
Nokian Renkaat OYJ	62	2,351
Orion OYJ Class B	118	4,239
Sampo OYJ Class A	173	8,500
Stora Enso OYJ Class R	380	3,545
UPM-Kymmene OYJ	165	3,108
Wartsila OYJ Abp	88	3,777

		49,215
FRANCE — 7.71%
Accor SA	91	4,548
Aeroports de Paris	79	9,979
Air Liquide SA	87	11,331
Airbus Group SE	67	4,689
Alstom SAb	85	2,785
ArcelorMittal	470	2,634
Arkema SA	32	2,355
Atos SE	74	5,931
AXA SA	156	4,192
BNP Paribas SA	62	3,785
Bollore SA	881	4,381
Bouygues SA	87	3,312
Bureau Veritas SA	305	6,930
Cap Gemini SA	56	5,013
Carrefour SA	108	3,540
Casino Guichard Perrachon SA	74	4,278
Christian Dior SE	28	5,540
Cie. de Saint-Gobain	69	2,910
Cie. Generale des Etablissements Michelin Class B	39	3,903
CNP Assurances	192	2,755
Credit Agricole SA	157	1,998
Danone SA	121	8,476
Dassault Systemes	95	7,539
Edenred	222	4,101
Electricite de France SA	155	2,900
Engie SA	224	3,948
Essilor International SA	53	7,002
Eurazeo SA	49	3,468
Eutelsat Communications SA	205	6,796
Fonciere des Regions	72	6,820
Gecina SA	55	7,072
Groupe Eurotunnel SE Registered	319	4,491
Hermes International	18	6,966
ICADE	68	5,060
Iliad SA	16	3,382
Imerys SA	79	5,436
Ingenico Group SA	34	4,034
JCDecaux SA	100	4,093
Kering	30	5,586
Klepierre	151	7,202

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

L’Oreal SA	57	$10,455
Lagardere SCA	186	5,447
Legrand SA	92	5,075
LVMH Moet Hennessy Louis Vuitton SE	32	5,995
Natixis SA	374	2,305
Numericable-SFR SAS[b]	52	2,367
Orange SA	212	3,755
Pernod Ricard SA	75	8,881
Publicis Groupe SA	74	4,828
Remy Cointreau SA	64	4,481
Renault SA	19	1,799
Rexel SA	264	3,625
Safran SA	89	6,794
Sanofi	65	6,595
Schneider Electric SE	52	3,164
SCOR SE	285	10,663
SES SA	332	9,860
Societe BIC SA	39	6,249
Societe Generale SA	46	2,150
Sodexo SA	85	7,603
STMicroelectronics NV	345	2,400
Suez Environnement Co.	188	3,595
Technip SA	49	2,571
Thales SA	95	6,919
Total SA	117	5,705
Unibail-Rodamco SE	26	7,298
Valeo SA	18	2,798
Veolia Environnement SA	147	3,438
Vinci SA	100	6,780
Vivendi SA	292	7,069
Wendel SA	45	5,426
Zodiac Aerospace	140	3,557

		370,808
GERMANY — 5.87%
adidas AG	67	6,036
Allianz SE Registered	38	6,689
Axel Springer SE	90	5,084
BASF SE	54	4,446
Bayer AG Registered	35	4,692
Bayerische Motoren Werke AG	44	4,538
Beiersdorf AG	103	9,834
Brenntag AG	114	6,920
Continental AG	19	4,590
Daimler AG Registered	42	3,664
Deutsche Bank AG Registered	128	3,601
Deutsche Boerse AG	97	8,974
Deutsche Lufthansa AG Registered[b]	178	2,641
Deutsche Post AG Registered	200	5,981
Deutsche Telekom AG Registered	311	5,842
Deutsche Wohnen AG Bearer	236	6,688
E.ON SE	344	3,647
Evonik Industries AG	162	5,914
Fraport AG Frankfurt Airport Services Worldwide	107	6,820
Fresenius Medical Care AG & Co. KGaA	81	7,327
Fresenius SE & Co. KGaA	127	9,364
GEA Group AG	107	4,310
Hannover Rueck SE	85	9,878
HeidelbergCement AG	58	4,343
Henkel AG & Co. KGaA	79	7,331
HUGO BOSS AG	52	5,376
Infineon Technologies AG	396	4,897

Security	Shares	Value

K+S AG Registered	62	$1,572
Kabel Deutschland Holding AG	75	9,590
Lanxess AG	53	2,860
Linde AG	57	9,933
MAN SE	130	13,619
Merck KGaA	61	5,986
METRO AG	114	3,530
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	41	8,220
Osram Licht AG	67	3,960
ProSiebenSat.1 Media SE Registered	114	6,195
QIAGEN NVb	261	6,360
RTL Group SAb	46	3,999
RWE AG	208	2,908
SAP SE	90	7,146
Siemens AG Registered	58	5,862
Symrise AG	117	7,742
Telefonica Deutschland Holding AG	598	3,868
ThyssenKrupp AG	163	3,303
United Internet AG Registered[c]	96	5,011
Volkswagen AGa	17	2,368
Vonovia SE	260	8,714

		282,173
HONG KONG — 4.69%
AIA Group Ltd.	1,000	5,884
ASM Pacific Technology Ltd.	300	2,141
Bank of East Asia Ltd. (The)	1,800	6,747
BOC Hong Kong Holdings Ltd.	2,500	8,032
Cathay Pacific Airways Ltd.	2,000	3,984
Cheung Kong Infrastructure Holdings Ltd.	1,000	9,309
Cheung Kong Property Holdings Ltd.	500	3,516
CK Hutchison Holdings Ltd.	500	6,871
CLP Holdings Ltd.	2,000	17,419
First Pacific Co. Ltd./Hong Kong	4,000	2,741
Hang Lung Properties Ltd.	1,000	2,454
Hang Seng Bank Ltd.	800	14,720
Henderson Land Development Co. Ltd.	1,000	6,406
HKT Trust & HKT Ltd.	4,000	4,795
Hong Kong & China Gas Co. Ltd.	5,000	10,155
Hong Kong Exchanges and Clearing Ltd.	100	2,630
Hysan Development Co. Ltd.	2,000	8,890
Kerry Properties Ltd.	1,500	4,451
Link REIT	1,500	8,990
MGM China Holdings Ltd.[a]	1,200	1,759
MTR Corp. Ltd.	3,000	13,626
New World Development Co. Ltd.	3,000	3,217
NWS Holdings Ltd.	3,000	4,529
PCCW Ltd.	10,000	5,419
Power Assets Holdings Ltd.	1,000	9,980
Shangri-La Asia Ltd.	4,000	3,675
Sino Land Co. Ltd.	2,000	3,102
SJM Holdings Ltd.[a]	2,000	1,670
Sun Hung Kai Properties Ltd.	1,000	13,406
Swire Pacific Ltd. Class A	1,000	11,613
Swire Properties Ltd.	1,800	5,423
Techtronic Industries Co. Ltd.	1,000	3,671
Wharf Holdings Ltd. (The)	1,000	5,981
Wheelock & Co. Ltd.	1,000	4,677
Yue Yuen Industrial Holdings Ltd.	1,000	3,658

		225,541

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

IRELAND — 0.35%
CRH PLC	116	$3,186
Kerry Group PLC Class A	100	8,169
Ryanair Holdings PLC	70	5,489

		16,844
ISRAEL — 1.06%
Azrieli Group	187	7,340
Bank Hapoalim BM	1,518	7,919
Bank Leumi le-Israel BMb	1,732	6,583
Bezeq The Israeli Telecommunication Corp. Ltd.	1,759	3,789
Delek Group Ltd.	11	2,663
Israel Chemicals Ltd.	561	3,110
Israel Corp. Ltd. (The)	7	1,807
Mizrahi Tefahot Bank Ltd.	665	8,082
NICE-Systems Ltd.	70	4,308
Teva Pharmaceutical Industries Ltd.	91	5,586

		51,187
ITALY — 1.37%
Assicurazioni Generali SpA	236	4,494
Atlantia SpA	198	5,512
CNH Industrial NV	462	3,139
Enel Green Power SpA	2,437	5,182
Eni SpA	291	4,777
EXOR SpA	99	4,938
Luxottica Group SpA	107	7,535
Prysmian SpA	152	3,299
Snam SpA	1,695	8,819
Telecom Italia SpA[b]	2,064	2,893
Tenaris SA	353	4,453
Terna Rete Elettrica Nazionale SpA	2,128	10,879

		65,920
JAPAN — 21.10%
ABC-Mart Inc.	100	5,610
Aeon Co. Ltd.	400	5,963
AEON Financial Service Co. Ltd.	100	2,523
Aisin Seiki Co. Ltd.	100	4,007
Alfresa Holdings Corp.	300	5,800
Amada Holdings Co. Ltd.	200	1,795
ANA Holdings Inc.	2,000	6,005
Aozora Bank Ltd.	1,000	3,671
Asahi Glass Co. Ltd.	1,000	5,776
Asahi Group Holdings Ltd.	200	6,210
Asahi Kasei Corp.	1,000	6,186
ASICS Corp.	100	2,788
Astellas Pharma Inc.	400	5,850
Bandai Namco Holdings Inc.	200	4,947
Bank of Yokohama Ltd. (The)	1,000	6,292
Benesse Holdings Inc.	200	5,395
Bridgestone Corp.	100	3,709
Calbee Inc.	100	3,654
Canon Inc.	100	3,016
Casio Computer Co. Ltd.	100	1,899
Chubu Electric Power Co. Inc.	300	4,648
Chugai Pharmaceutical Co. Ltd.	100	3,240
Chugoku Bank Ltd. (The)	300	4,288
Citizen Holdings Co. Ltd.	500	3,820

Security	Shares	Value

COLOPL Inc.[b]	100	$1,647
Credit Saison Co. Ltd.	100	2,073
Daihatsu Motor Co. Ltd.	300	3,704
Daiichi Sankyo Co. Ltd.	300	5,928
Daiwa House Industry Co. Ltd.	200	5,297
Denso Corp.	100	4,692
Dentsu Inc.	100	5,676
East Japan Railway Co.	100	9,588
Eisai Co. Ltd.	100	6,305
Electric Power Development Co. Ltd.	100	3,319
FamilyMart Co. Ltd.	100	4,114
Fuji Electric Co. Ltd.	1,000	4,500
Fuji Heavy Industries Ltd.	100	3,918
FUJIFILM Holdings Corp.	100	4,021
Fukuoka Financial Group Inc.	1,000	5,312
Hakuhodo DY Holdings Inc.	400	4,243
Hamamatsu Photonics KK	100	2,569
Hankyu Hanshin Holdings Inc.	1,000	6,555
Hino Motors Ltd.	200	2,307
Hisamitsu Pharmaceutical Co. Inc.	100	3,903
Hitachi Chemical Co. Ltd.	200	3,202
Hitachi High-Technologies Corp.	100	2,714
Hokuhoku Financial Group Inc.	1,000	2,237
Hokuriku Electric Power Co.	300	4,505
Honda Motor Co. Ltd.	100	3,351
Hoya Corp.	100	4,167
Idemitsu Kosan Co. Ltd.	300	4,945
IHI Corp.	1,000	2,851
INPEX Corp.	400	3,830
Isetan Mitsukoshi Holdings Ltd.	200	3,240
Isuzu Motors Ltd.	300	3,534
ITOCHU Corp.	400	5,052
Itochu Techno-Solutions Corp.	200	4,409
Iyo Bank Ltd. (The)	300	3,254
J Front Retailing Co. Ltd.	200	3,318
Japan Airlines Co. Ltd.	100	3,795
Japan Prime Realty Investment Corp.	1	3,269
Japan Real Estate Investment Corp.	1	4,641
Japan Retail Fund Investment Corp.	2	3,888
Japan Tobacco Inc.	100	3,490
JFE Holdings Inc.	100	1,588
Joyo Bank Ltd. (The)	1,000	5,237
JSR Corp.	200	3,184
JX Holdings Inc.	1,100	4,339
Kajima Corp.	1,000	5,776
Kakaku.com Inc.	100	1,884
Kamigumi Co. Ltd.	1,000	8,668
Kaneka Corp.	1,000	8,933
Kao Corp.	100	5,170
KDDI Corp.	200	4,883
Keihan Electric Railway Co. Ltd.	1,000	7,135
Keikyu Corp.	1,000	8,278
Keio Corp.	1,000	8,196
Kintetsu Group Holdings Co. Ltd.	2,000	7,773
Kirin Holdings Co. Ltd.	500	7,131
Koito Manufacturing Co. Ltd.	100	3,833
Komatsu Ltd.	200	3,318
Konami Holdings Corp.	200	4,571
Konica Minolta Inc.	200	2,073
Kose Corp.	100	9,853
Kuraray Co. Ltd.	300	3,729
Kurita Water Industries Ltd.	200	4,546
Kyocera Corp.	100	4,560

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

Kyushu Financial Group Inc.[b]	1,000	$7,690
Lawson Inc.	100	7,450
LIXIL Group Corp.	100	2,155
Mabuchi Motor Co. Ltd.	100	5,005
Marubeni Corp.	1,000	5,821
Marui Group Co. Ltd.	200	2,607
Maruichi Steel Tube Ltd.	200	5,154
Mazda Motor Corp.	100	1,993
McDonald’s Holdings Co. Japan Ltd.	500	11,846
Medipal Holdings Corp.	300	5,280
Miraca Holdings Inc.	100	4,483
Mitsubishi Chemical Holdings Corp.	400	2,520
Mitsubishi Corp.	300	5,500
Mitsubishi Materials Corp.	1,000	3,514
Mitsubishi Tanabe Pharma Corp.	400	6,815
Mitsubishi UFJ Financial Group Inc.	700	4,586
Mitsubishi UFJ Lease & Finance Co. Ltd.	700	3,707
Mitsui & Co. Ltd.	400	5,106
Mitsui Chemicals Inc.	1,000	3,820
Mitsui OSK Lines Ltd.	1,000	2,693
Mizuho Financial Group Inc.	2,800	5,808
MS&AD Insurance Group Holdings Inc.	100	2,977
Nabtesco Corp.	100	2,024
Nagoya Railroad Co. Ltd.	2,000	8,320
NGK Spark Plug Co. Ltd.	100	2,462
NH Foods Ltd.	1,000	20,974
NHK Spring Co. Ltd.	200	2,057
Nidec Corp.	100	7,601
Nikon Corp.	200	2,605
Nippon Building Fund Inc.	1	4,765
Nippon Express Co. Ltd.	1,000	5,196
Nippon Paint Holdings Co. Ltd.	100	2,135
Nippon Steel & Sumitomo Metal Corp.	100	2,048
Nippon Telegraph & Telephone Corp.	200	7,435
Nippon Yusen KK	1,000	2,635
Nissan Motor Co. Ltd.	400	4,198
Nisshin Seifun Group Inc.	500	7,698
Nissin Foods Holdings Co. Ltd.	100	4,649
NOK Corp.	100	2,380
Nomura Holdings Inc.	600	3,807
Nomura Real Estate Holdings Inc.	200	4,307
Nomura Real Estate Master Fund Inc.[b]	10	12,670
Nomura Research Institute Ltd.	100	4,119
NTT Data Corp.	100	5,013
NTT DOCOMO Inc.	400	7,814
NTT Urban Development Corp.	300	3,001
Odakyu Electric Railway Co. Ltd.	1,000	9,845
Olympus Corp.	100	3,402
Omron Corp.	100	3,344
Oracle Corp. Japan	100	4,574
Oriental Land Co. Ltd./Japan	100	6,117
ORIX Corp.	200	2,953
Osaka Gas Co. Ltd.	2,000	7,925
Otsuka Corp.	100	4,864
Otsuka Holdings Co. Ltd.	200	6,702
Park24 Co. Ltd.	300	6,324
Recruit Holdings Co. Ltd.	100	3,232
Resona Holdings Inc.	1,200	6,400
Ricoh Co. Ltd.	200	2,169
Rinnai Corp.	100	7,980
Sankyo Co. Ltd.	100	3,878
Sanrio Co. Ltd.	100	2,672
Santen Pharmaceutical Co. Ltd.	300	4,104

Security	Shares	Value

Secom Co. Ltd.	200	$13,453
Sega Sammy Holdings Inc.	200	2,120
Seibu Holdings Inc.	100	2,039
Sekisui House Ltd.	300	5,033
Seven & I Holdings Co. Ltd.	100	4,567
Seven Bank Ltd.	900	4,132
Sharp Corp./Japan[b]	1,000	1,102
Shikoku Electric Power Co. Inc.	100	1,710
Shimadzu Corp.	1,000	15,703
Shin-Etsu Chemical Co. Ltd.	100	5,995
Shinsei Bank Ltd.	1,000	2,113
Shionogi & Co. Ltd.	100	4,136
Shiseido Co. Ltd.	200	4,791
Showa Shell Sekiyu KK	300	2,660
Sompo Japan Nipponkoa Holdings Inc.	100	3,172
Sony Corp.	100	2,884
Sony Financial Holdings Inc.	200	3,620
Stanley Electric Co. Ltd.	100	1,926
Sumitomo Corp.	600	6,615
Sumitomo Dainippon Pharma Co. Ltd.	200	2,226
Sumitomo Electric Industries Ltd.	300	4,138
Sumitomo Mitsui Financial Group Inc.	100	4,027
Sumitomo Rubber Industries Ltd.	200	3,003
Suntory Beverage & Food Ltd.	100	4,069
Suruga Bank Ltd.	200	3,974
Suzuken Co. Ltd./Aichi Japan	100	3,857
Suzuki Motor Corp.	100	3,306
Sysmex Corp.	100	5,776
Taiheiyo Cement Corp.	1,000	3,315
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,281
Taiyo Nippon Sanso Corp.	200	2,083
Takeda Pharmaceutical Co. Ltd.	200	9,828
Teijin Ltd.	1,000	3,563
Terumo Corp.	100	2,992
THK Co. Ltd.	100	1,903
Tobu Railway Co. Ltd.	1,000	4,864
Toho Co. Ltd./Tokyo	200	5,237
Toho Gas Co. Ltd.	1,000	6,165
Tokio Marine Holdings Inc.	100	3,888
Tokyo Electron Ltd.	100	6,053
Tokyo Gas Co. Ltd.	2,000	9,971
Tokyu Corp.	1,000	8,162
TonenGeneral Sekiyu KK	1,000	10,433
Toppan Printing Co. Ltd.	1,000	9,033
Toray Industries Inc.	1,000	8,805
Toshiba Corp.[b]	1,000	2,843
Toyo Seikan Group Holdings Ltd.	200	3,898
Toyo Suisan Kaisha Ltd.	200	7,425
Toyoda Gosei Co. Ltd.	100	2,319
Toyota Industries Corp.	100	5,312
Toyota Motor Corp.	100	6,189
Toyota Tsusho Corp.	100	2,307
Trend Micro Inc./Japan	100	3,924
Unicharm Corp.	300	6,451
United Urban Investment Corp.	4	5,572
USS Co. Ltd.	200	3,565
West Japan Railway Co.	100	7,069
Yahoo Japan Corp.	700	2,987
Yamaha Corp.	100	2,507
Yamaha Motor Co. Ltd.	100	2,272
Yamato Holdings Co. Ltd.	200	3,962
Yokogawa Electric Corp.	300	3,379

		1,014,745

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

NETHERLANDS — 2.29%
Aegon NV	485	$3,002
Akzo Nobel NV	64	4,556
Altice NV Class Ab	123	2,140
Altice NV Class Bb	41	731
ASML Holding NV	44	4,112
Boskalis Westminster	105	5,131
Delta Lloyd NV	220	1,745
Gemalto NV	38	2,395
Heineken Holding NV	94	7,573
Heineken NV	76	6,978
ING Groep NV CVA	226	3,304
Koninklijke Ahold NV	299	6,117
Koninklijke DSM NV	113	6,062
Koninklijke Philips NV	186	5,052
Koninklijke Vopak NV	84	3,394
NN Group NV	218	6,880
OCI NVb	174	4,945
Randstad Holding NV	73	4,381
RELX NV	612	10,513
TNT Express NV	265	2,239
Unilever NV CVA	224	10,175
Wolters Kluwer NV	254	8,641

		110,066
NEW ZEALAND — 1.15%
Auckland International Airport Ltd.	3,613	12,858
Contact Energy Ltd.	3,218	11,300
Fletcher Building Ltd.	1,052	5,310
Meridian Energy Ltd.	4,362	6,552
Mighty River Power Ltd.	3,407	6,454
Ryman Healthcare Ltd.	1,296	6,919
Spark New Zealand Ltd.	2,681	6,095

		55,488
NORWAY — 0.82%
DNB ASA	257	3,286
Gjensidige Forsikring ASA	419	6,397
Norsk Hydro ASA	908	3,268
Orkla ASA	1,045	8,923
Seadrill Ltd.[a]	105	660
Statoil ASA	291	4,684
Subsea 7 SAb	359	2,811
Telenor ASA	289	5,475
Yara International ASA	91	4,148

		39,652
PORTUGAL — 0.17%
Galp Energia SGPS SA	421	4,575
Jeronimo Martins SGPS SA	240	3,389

		7,964
SINGAPORE — 4.94%
Ascendas REIT	6,000	10,239
CapitaLand Commercial Trust Ltd.	10,000	10,068
CapitaLand Ltd.[a]	3,700	8,190
CapitaLand Mall Trust	8,600	12,159
City Developments Ltd.	1,200	6,803

Security	Shares	Value

ComfortDelGro Corp. Ltd.	3,800	$8,249
DBS Group Holdings Ltd.	900	11,098
Genting Singapore PLC	10,400	6,052
Global Logistic Properties Ltd.	4,500	7,197
Golden Agri-Resources Ltd.	16,900	4,706
Hutchison Port Holdings Trust	10,300	5,717
Jardine Cycle & Carriage Ltd.	111	2,585
Keppel Corp. Ltd.	2,000	10,111
Noble Group Ltd.[a]	6,800	2,452
Oversea-Chinese Banking Corp. Ltd.	2,000	12,895
SembCorp Industries Ltd.	3,700	9,458
Sembcorp Marine Ltd.[a]	4,200	7,018
Singapore Airlines Ltd.	1,600	12,339
Singapore Exchange Ltd.	2,400	12,647
Singapore Technologies Engineering Ltd.	4,200	9,926
Singapore Telecommunications Ltd.	4,000	11,367
StarHub Ltd.	4,800	12,339
Suntec REIT	9,300	10,957
United Overseas Bank Ltd.	700	10,161
UOL Group Ltd.	1,700	7,963
Wilmar International Ltd.	4,700	10,504
Yangzijiang Shipbuilding Holdings Ltd.	4,800	4,284

		237,484
SPAIN — 2.04%
Abertis Infraestructuras SA	381	6,359
ACS Actividades de Construccion y Servicios SA	149	5,093
Aena SAb,d	29	3,252
Amadeus IT Holding SA Class A	163	6,979
Banco Bilbao Vizcaya Argentaria SA	627	5,430
Banco Bilbao Vizcaya Argentaria SA New[b]	6	52
Banco Santander SA	771	4,344
CaixaBank SA	777	2,997
Distribuidora Internacional de Alimentacion SA	498	3,184
Endesa SA	263	5,883
Ferrovial SA	394	9,993
Gas Natural SDG SA	283	6,162
Grifols SA	84	3,914
Iberdrola SA	563	4,041
Industria de Diseno Textil SA	200	7,535
International Consolidated Airlines Group SAb	422	3,799
Mapfre SA	1,453	4,342
Repsol SA	333	4,221
Telefonica SA	392	5,209
Zardoya Otis SA	434	5,369

		98,158
SWEDEN — 3.33%
Alfa Laval AB	284	5,027
Assa Abloy AB	367	7,348
Atlas Copco AB Class A	192	5,043
Atlas Copco AB Class B	193	4,705
Boliden AB	181	3,487
Electrolux AB Class B	103	3,057
Getinge AB Class B	136	3,426
Hennes & Mauritz AB Class B	199	7,788
Hexagon AB Class B	133	4,649
Husqvarna AB Class B	463	3,073
ICA Gruppen AB	119	4,263
Industrivarden AB Class C	413	7,564
Investment AB Kinnevik Class B	104	3,344

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

Investor AB Class B	187	$6,990
Lundin Petroleum ABb	281	4,087
Millicom International Cellular SA SDR	59	3,314
Nordea Bank AB	552	6,143
Sandvik AB	472	4,442
Securitas AB Class B	446	5,862
Skandinaviska Enskilda Banken AB Class A	560	5,929
Skanska AB Class B	377	7,393
SKF AB Class B	284	5,030
Svenska Cellulosa AB SCA Class B	293	8,696
Svenska Handelsbanken AB Class A	508	6,952
Swedbank AB Class A	253	5,843
Swedish Match AB	189	5,981
Tele2 AB Class B	540	5,438
Telefonaktiebolaget LM Ericsson Class B	507	4,977
TeliaSonera AB	1,451	7,473
Volvo AB Class B	285	2,979

		160,303
SWITZERLAND — 5.10%
ABB Ltd. Registered	269	5,092
Actelion Ltd. Registered	29	4,042
Adecco SA Registered	63	4,704
Aryzta AG	75	3,393
Baloise Holding AG Registered	59	7,105
Barry Callebaut AG Registered	7	8,429
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4	24,489
Cie. Financiere Richemont SA Class A Registered	47	4,043
Credit Suisse Group AG Registered	164	4,106
Dufry AG Registered[b]	46	5,399
EMS-Chemie Holding AG Registered	12	5,095
Geberit AG Registered	22	7,126
Givaudan SA Registered	5	8,978
Julius Baer Group Ltd.	97	4,834
Kuehne + Nagel International AG Registered	53	7,371
LafargeHolcim Ltd. Registered	119	6,730
Lonza Group AG Registered	22	3,241
Nestle SA Registered	162	12,424
Novartis AG Registered	86	7,839
Pargesa Holding SA Bearer	112	7,135
Partners Group Holding AG	15	5,448
Roche Holding AG	28	7,621
Schindler Holding AG Participation Certificates	44	7,169
Schindler Holding AG Registered	64	10,440
SGS SA Registered	5	9,556
Sika AG Bearer	1	3,291
Sonova Holding AG Registered	41	5,615
Sulzer AG Registered	31	3,142
Swatch Group AG (The) Bearer	13	5,102
Swatch Group AG (The) Registered	45	3,264
Swiss Life Holding AG Registered	18	4,311
Swiss Re AG	91	8,484
Swisscom AG Registered	24	12,417
Syngenta AG Registered	13	4,389
Transocean Ltd.[a]	151	2,313
UBS Group AG	212	4,254
Zurich Insurance Group AG	26	6,892

		245,283
UNITED KINGDOM — 11.75%
3i Group PLC	566	4,379

Security	Shares	Value

Aberdeen Asset Management PLC	422	$2,260
Admiral Group PLC	257	6,402
Aggreko PLC	134	1,895
Amec Foster Wheeler PLC	297	3,261
Anglo American PLC	183	1,545
Antofagasta PLC	287	2,334
ARM Holdings PLC	167	2,644
Ashtead Group PLC	160	2,471
Associated British Foods PLC	116	6,190
AstraZeneca PLC	87	5,577
Aviva PLC	586	4,398
Babcock International Group PLC	387	5,762
BAE Systems PLC	922	6,270
Barclays PLC	653	2,340
Barratt Developments PLC	316	2,989
BHP Billiton PLC	194	3,117
BP PLC	1,041	6,212
British American Tobacco PLC	168	10,014
British Land Co. PLC (The)	629	8,456
BT Group PLC	936	6,722
Bunzl PLC	352	10,106
Burberry Group PLC	141	2,892
Capita PLC	433	8,526
Carnival PLC	94	5,251
Centrica PLC	1,570	5,482
Cobham PLC	1,244	5,331
Coca-Cola HBC AG	193	4,620
Compass Group PLC	657	11,354
Croda International PLC	127	5,684
Diageo PLC	358	10,386
Direct Line Insurance Group PLC	862	5,251
Dixons Carphone PLC	437	3,113
easyJet PLC	123	3,324
Experian PLC	357	6,109
G4S PLC	1,117	4,187
GKN PLC	691	3,065
GlaxoSmithKline PLC	409	8,875
Hammerson PLC	764	7,510
Hargreaves Lansdown PLC	142	3,167
HSBC Holdings PLC	875	6,859
ICAP PLC	370	2,514
IMI PLC	242	3,562
Imperial Tobacco Group PLC	161	8,700
Inmarsat PLC	385	5,857
InterContinental Hotels Group PLC	143	5,744
Intertek Group PLC	152	6,162
Intu Properties PLC	1,583	8,461
Investec PLC	515	4,311
ITV PLC	1,015	3,956
J Sainsbury PLC	1,210	4,978
Johnson Matthey PLC	103	4,112
Kingfisher PLC	893	4,870
Land Securities Group PLC	419	8,665
Legal & General Group PLC	1,524	6,157
Lloyds Banking Group PLC	3,275	3,729
London Stock Exchange Group PLC	121	4,756
Marks & Spencer Group PLC	538	4,262
Meggitt PLC	700	3,823
Melrose Industries PLC	917	3,770
Merlin Entertainments PLC[d]	434	2,780
Mondi PLC	170	3,949
National Grid PLC	873	12,469
Next PLC	82	10,131

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

Old Mutual PLC	1,636	$5,364
Pearson PLC	308	4,098
Persimmon PLC	107	3,295
Prudential PLC	209	4,903
Randgold Resources Ltd.	32	2,159
Reckitt Benckiser Group PLC	113	11,071
RELX PLC	569	10,211
Rexam PLC	596	4,970
Rio Tinto PLC	87	3,169
Rolls-Royce Holdings PLC	328	3,483
Royal Bank of Scotland Group PLC[b]	579	2,840
Royal Dutch Shell PLC Class A	259	6,760
Royal Dutch Shell PLC Class B	232	6,091
Royal Mail PLC	550	3,782
RSA Insurance Group PLC	683	4,440
SABMiller PLC	136	8,391
Sage Group PLC (The)	688	5,791
Schroders PLC	99	4,561
SEGRO PLC	1,038	7,211
Severn Trent PLC	168	5,820
Shire PLC	31	2,358
Sky PLC	422	7,143
Smith & Nephew PLC	450	7,714
Smiths Group PLC	414	6,151
Sports Direct International PLC[b]	308	3,315
SSE PLC	367	8,587
St. James’s Place PLC	238	3,545
Standard Chartered PLC	241	2,685
Standard Life PLC	611	3,972
Tate & Lyle PLC	473	4,365
Taylor Wimpey PLC	1,084	3,315
Tesco PLC[b]	1,074	3,040
Travis Perkins PLC	161	4,764
TUI AG	176	3,286
Unilever PLC	232	10,366
United Utilities Group PLC	460	7,023
Vodafone Group PLC	1,665	5,509
Whitbread PLC	76	5,829
William Hill PLC	608	2,978
Wm Morrison Supermarkets PLC	1,765	4,593
Wolseley PLC	87	5,129
WPP PLC	301	6,778

		564,903

TOTAL COMMON STOCKS
(Cost: $4,989,314)		4,773,007

PREFERRED STOCKS — 0.49%

GERMANY — 0.38%
Bayerische Motoren Werke AG	70	5,692
Fuchs Petrolub SE	122	5,878
Henkel AG & Co. KGaA	60	6,542

		18,112
ITALY — 0.11%
Intesa Sanpaolo SpA	907	2,911
Telecom Italia SpA	2,050	2,317

		5,228

Security	Shares	Value

UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC[b]	30,406	$47

		47

TOTAL PREFERRED STOCKS
(Cost: $23,031)		23,387

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Santander SAb	771	43

		43

TOTAL RIGHTS
(Cost: $44)		43

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	28,270	28,270
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	1,463	1,463
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	132	132

		29,865

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,865)		29,865

TOTAL INVESTMENTS IN SECURITIES — 100.34%
(Cost: $5,042,254)		4,826,302
Other Assets, Less Liabilities — (0.34)%		(16,508)

NET ASSETS — 100.00%		$4,809,794

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

294

Schedule of Investments (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED VALUE FACTOR ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.66%

AUSTRALIA — 1.08%
AGL Energy Ltd.	225	$2,686
Asciano Ltd.	366	2,141
CIMIC Group Ltd.	38	752
Fortescue Metals Group Ltd.[a]	1,285	1,916
Incitec Pivot Ltd.	752	2,119
Newcrest Mining Ltd.[b]	328	2,881
Rio Tinto Ltd.	179	6,468
Sonic Healthcare Ltd.	107	1,472
Treasury Wine Estates Ltd.	881	4,450

		24,885
AUSTRIA — 0.26%
OMV AG	65	1,737
Raiffeisen Bank International AGb	90	1,430
Voestalpine AG	75	2,729

		5,896
BELGIUM — 0.99%
Ageas	110	4,883
Delhaize Group	193	17,996

		22,879
CANADA — 1.76%
Atco Ltd./Canada Class I	21	600
Bombardier Inc. Class B	795	863
Empire Co. Ltd. Class A	252	5,276
George Weston Ltd.	42	3,535
Kinross Gold Corp.[b]	1,021	2,052
Loblaw Companies Ltd.	179	9,426
Magna International Inc. Class A	148	7,801
Metro Inc.	224	6,401
Teck Resources Ltd. Class B	520	3,044
Yamana Gold Inc.	770	1,683

		40,681
DENMARK — 1.23%
AP Moeller — Maersk A/S Class A	3	4,317
AP Moeller — Maersk A/S Class B	6	8,887
Carlsberg A/S Class B	130	10,706
TDC A/S	232	1,222
Vestas Wind Systems A/S	56	3,279

		28,411
FINLAND — 0.41%
Neste OYJ	25	613
Stora Enso OYJ Class R	282	2,631
UPM-Kymmene OYJ	330	6,215

		9,459

Security	Shares	Value

FRANCE — 12.95%
ArcelorMittal	1,027	$5,755
Atos SE	36	2,885
AXA SA	953	25,608
BNP Paribas SA	515	31,437
Casino Guichard Perrachon SA	71	4,105
Cie. de Saint-Gobain	166	7,001
Cie. Generale des Etablissements Michelin Class B	73	7,306
CNP Assurances	87	1,249
Credit Agricole SA	583	7,419
Electricite de France SA	115	2,151
Engie SA	746	13,148
Orange SA	739	13,090
Peugeot SAb	153	2,709
Renault SA	106	10,038
Rexel SA	178	2,444
Sanofi	1,084	109,985
SCOR SE	56	2,095
Societe Generale SA	450	21,032
STMicroelectronics NV	249	1,732
Total SA	569	27,747

		298,936
GERMANY — 6.45%
Allianz SE Registered	166	29,220
Bayerische Motoren Werke AG	105	10,829
Commerzbank AGb	669	7,397
Daimler AG Registered	246	21,460
Deutsche Bank AG Registered	1,003	28,220
Deutsche Lufthansa AG Registered[b]	266	3,946
E.ON SE	937	9,933
Hannover Rueck SE	20	2,324
HeidelbergCement AG	79	5,915
K+S AG Registered	50	1,268
Merck KGaA	102	10,009
METRO AG	63	1,951
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	68	13,633
RWE AG	203	2,838

		148,943
HONG KONG — 3.08%
Bank of East Asia Ltd. (The)	400	1,499
BOC Hong Kong Holdings Ltd.	1,000	3,213
Cathay Pacific Airways Ltd.	1,000	1,992
Cheung Kong Property Holdings Ltd.	1,500	10,548
CK Hutchison Holdings Ltd.	1,500	20,613
Kerry Properties Ltd.	500	1,484
MTR Corp. Ltd.	500	2,271
New World Development Co. Ltd.	2,000	2,144
NWS Holdings Ltd.	1,000	1,510
Sun Hung Kai Properties Ltd.	1,000	13,406
WH Group Ltd.[a],b,c	3,000	1,661
Wharf Holdings Ltd. (The)	1,000	5,981
Wheelock & Co. Ltd.	1,000	4,677

		70,999
ISRAEL — 3.57%
Bank Hapoalim BM	731	3,814
Bank Leumi le-Israel BMb	1,035	3,934

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED VALUE FACTOR ETF

October 31, 2015

Security	Shares	Value

Bezeq The Israeli Telecommunication Corp. Ltd.	163	$351
Mizrahi Tefahot Bank Ltd.	71	863
Teva Pharmaceutical Industries Ltd.	1,198	73,542

		82,504
ITALY — 2.21%
CNH Industrial NV	430	2,921
Enel SpA	2,784	12,904
Eni SpA	721	11,835
Mediobanca SpA	238	2,406
Telecom Italia SpA[b]	5,173	7,252
UniCredit SpA	1,462	9,496
Unione di Banche Italiane SpA	380	2,859
UnipolSai SpA	569	1,380

		51,053
JAPAN — 40.49%
Aeon Co. Ltd.	1,100	16,399
Aisin Seiki Co. Ltd.	100	4,007
Alfresa Holdings Corp.	200	3,867
Amada Holdings Co. Ltd.	200	1,795
Asahi Glass Co. Ltd.	1,000	5,776
Asahi Group Holdings Ltd.	300	9,315
Asahi Kasei Corp.	1,000	6,186
Bridgestone Corp.	200	7,418
Brother Industries Ltd.	200	2,582
Canon Inc.	500	15,082
Central Japan Railway Co.	100	18,396
Chubu Electric Power Co. Inc.	300	4,648
Chugoku Bank Ltd. (The)	100	1,429
Dai-ichi Life Insurance Co. Ltd. (The)	200	3,505
Daiichi Sankyo Co. Ltd.	600	11,856
Denso Corp.	100	4,692
East Japan Railway Co.	100	9,588
Electric Power Development Co. Ltd.	100	3,319
FamilyMart Co. Ltd.	100	4,114
Fuji Heavy Industries Ltd.	200	7,836
FUJIFILM Holdings Corp.	300	12,062
Fujitsu Ltd.	1,000	4,767
Hankyu Hanshin Holdings Inc.	1,000	6,555
Hino Motors Ltd.	200	2,307
Hitachi Ltd.	3,000	17,474
Honda Motor Co. Ltd.	800	26,809
IBIDEN Co. Ltd.	100	1,390
INPEX Corp.	300	2,873
Isuzu Motors Ltd.	300	3,534
ITOCHU Corp.	1,700	21,469
Iyo Bank Ltd. (The)	100	1,085
Japan Airlines Co. Ltd.	200	7,591
Japan Tobacco Inc.	700	24,427
JFE Holdings Inc.	600	9,526
JSR Corp.	100	1,592
JTEKT Corp.	100	1,742
JX Holdings Inc.	1,100	4,339
Kansai Electric Power Co. Inc. (The)[b]	200	2,582
KDDI Corp.	500	12,206
Kirin Holdings Co. Ltd.	600	8,557
Kobe Steel Ltd.	3,000	3,828
Komatsu Ltd.	500	8,295
Konica Minolta Inc.	300	3,110
Kuraray Co. Ltd.	200	2,486

Security	Shares	Value

Kyocera Corp.	200	$9,120
LIXIL Group Corp.	100	2,155
Marubeni Corp.	2,000	11,641
Mazda Motor Corp.	300	5,978
Medipal Holdings Corp.	200	3,520
Miraca Holdings Inc.	100	4,483
Mitsubishi Chemical Holdings Corp.	800	5,041
Mitsubishi Corp.	1,400	25,668
Mitsubishi Heavy Industries Ltd.	2,000	10,178
Mitsubishi Materials Corp.	1,000	3,514
Mitsubishi Motors Corp.	500	4,475
Mitsubishi Tanabe Pharma Corp.	300	5,111
Mitsubishi UFJ Financial Group Inc.	6,700	43,895
Mitsui & Co. Ltd.	1,800	22,978
Mitsui Chemicals Inc.	1,000	3,820
Mitsui OSK Lines Ltd.	2,000	5,386
Mizuho Financial Group Inc.	12,800	26,549
MS&AD Insurance Group Holdings Inc.	300	8,930
NEC Corp.	1,000	3,108
Nexon Co. Ltd.	100	1,399
Nikon Corp.	200	2,605
Nippon Steel & Sumitomo Metal Corp.	700	14,334
Nippon Telegraph & Telephone Corp.	400	14,870
Nippon Yusen KK	2,000	5,270
Nissan Motor Co. Ltd.	1,200	12,594
Nisshin Seifun Group Inc.	300	4,619
Nomura Holdings Inc.	1,100	6,979
NSK Ltd.	200	2,390
NTT DOCOMO Inc.	600	11,722
Oji Holdings Corp.	1,000	5,212
ORIX Corp.	500	7,381
Osaka Gas Co. Ltd.	1,000	3,963
Otsuka Holdings Co. Ltd.	600	20,107
Resona Holdings Inc.	1,400	7,467
Ricoh Co. Ltd.	600	6,508
Rohm Co. Ltd.	100	4,997
SBI Holdings Inc./Japan	100	1,144
Seiko Epson Corp.	200	3,078
Sekisui House Ltd.	300	5,033
Seven & I Holdings Co. Ltd.	600	27,401
Shinsei Bank Ltd.	1,000	2,113
Shionogi & Co. Ltd.	200	8,272
Showa Shell Sekiyu KK	100	887
Sony Corp.	400	11,535
Sumitomo Chemical Co. Ltd.	1,000	5,792
Sumitomo Corp.	1,300	14,333
Sumitomo Electric Industries Ltd.	300	4,138
Sumitomo Mitsui Financial Group Inc.	700	28,191
Sumitomo Mitsui Trust Holdings Inc.	1,000	3,876
Sumitomo Rubber Industries Ltd.	100	1,502
Suzuken Co. Ltd./Aichi Japan	100	3,857
Suzuki Motor Corp.	100	3,306
T&D Holdings Inc.	200	2,655
TDK Corp.	100	6,439
Terumo Corp.	300	8,974
Tohoku Electric Power Co. Inc.	200	2,831
Tokio Marine Holdings Inc.	200	7,776
Tokyo Electric Power Co. Inc.[b]	1,300	8,931
Toshiba Corp.[b]	2,000	5,686
Toyo Seikan Group Holdings Ltd.	200	3,898
Toyo Suisan Kaisha Ltd.	100	3,712
Toyota Industries Corp.	100	5,312
Toyota Motor Corp.	1,100	68,083

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED VALUE FACTOR ETF

October 31, 2015

Security	Shares	Value

Toyota Tsusho Corp.	200	$4,614
West Japan Railway Co.	100	7,069
Yamada Denki Co. Ltd.	300	1,360
Yamaha Motor Co. Ltd.	100	2,272

		934,453
NETHERLANDS — 2.60%
Aegon NV	1,252	7,750
Delta Lloyd NV	108	857
Fiat Chrysler Automobiles NVb	495	7,338
ING Groep NV CVA	1,474	21,550
Koninklijke Ahold NV	930	19,026
NN Group NV	108	3,408

		59,929
NORWAY — 0.86%
DNB ASA	306	3,913
Norsk Hydro ASA	562	2,023
Seadrill Ltd.[a]	200	1,257
Statoil ASA	282	4,539
Subsea 7 SAb	155	1,213
Telenor ASA	133	2,520
Yara International ASA	96	4,376

		19,841
PORTUGAL — 0.03%
Banco Comercial Portugues SA Registered[a],b	11,648	673

		673
SINGAPORE — 1.21%
DBS Group Holdings Ltd.	400	4,932
Golden Agri-Resources Ltd.	13,900	3,871
Hutchison Port Holdings Trust	2,400	1,332
Keppel Corp. Ltd.[a]	700	3,539
Noble Group Ltd.[a]	3,100	1,118
SembCorp Industries Ltd.	500	1,278
Singapore Airlines Ltd.	400	3,085
Wilmar International Ltd.	3,200	7,152
Yangzijiang Shipbuilding Holdings Ltd.	1,700	1,517

		27,824
SPAIN — 1.62%
Iberdrola SA	2,019	14,490
International Consolidated Airlines Group SAb	369	3,322
Mapfre SA	698	2,086
Repsol SA	357	4,525
Telefonica SA	981	13,037

		37,460
SWEDEN — 0.87%
Boliden AB	160	3,083
Getinge AB Class B	93	2,343
Industrivarden AB Class C	45	824
Telefonaktiebolaget LM Ericsson Class B	995	9,767
TeliaSonera AB	810	4,172

		20,189

Security	Shares	Value

SWITZERLAND — 2.55%
Aryzta AG	34	$1,538
Baloise Holding AG Registered	20	2,409
Credit Suisse Group AG Registered	605	15,147
Lonza Group AG Registered	37	5,450
Swiss Life Holding AG Registered	21	5,030
Swiss Re AG	162	15,103
Transocean Ltd.[a]	191	2,926
Zurich Insurance Group AG	42	11,133

		58,736
UNITED KINGDOM — 14.44%
3i Group PLC	397	3,072
Anglo American PLC	1,004	8,475
Barclays PLC	9,101	32,609
Barratt Developments PLC	226	2,138
BP PLC	5,726	34,170
HSBC Holdings PLC	6,238	48,902
J Sainsbury PLC	2,697	11,096
Lloyds Banking Group PLC	11,201	12,754
Meggitt PLC	311	1,698
Old Mutual PLC	1,251	4,102
Persimmon PLC	85	2,618
Petrofac Ltd.	77	1,002
Rio Tinto PLC	647	23,567
Royal Bank of Scotland Group PLC[b]	1,494	7,328
Royal Dutch Shell PLC Class A	1,176	30,694
Royal Dutch Shell PLC Class B	679	17,827
Royal Mail PLC	435	2,992
Standard Chartered PLC	1,080	12,033
Tate & Lyle PLC	135	1,246
Tesco PLC[b]	12,765	36,136
Vodafone Group PLC	8,554	28,304
Wm Morrison Supermarkets PLC	4,019	10,459

		333,222

TOTAL COMMON STOCKS
(Cost: $2,427,439)		2,276,973

PREFERRED STOCKS — 0.86%

GERMANY — 0.58%
Bayerische Motoren Werke AG	25	2,033
Volkswagen AG	93	11,229

		13,262
ITALY — 0.28%
Intesa Sanpaolo SpA	557	1,788
Telecom Italia SpA	4,183	4,727

		6,515

TOTAL PREFERRED STOCKS
(Cost: $28,334)		19,777

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED VALUE FACTOR ETF

October 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	13,383	$13,383
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	692	692
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	224	224

		14,299

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,299)		14,299

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $2,470,072)		2,311,049
Other Assets, Less Liabilities — (0.14)%		(3,159)

NET ASSETS — 100.00%		$2,307,890

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

298

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.45%

AIR FREIGHT & LOGISTICS — 0.93%
Yamato Holdings Co. Ltd.	10,800	$213,942

		213,942
AIRLINES — 2.22%
ANA Holdings Inc.	84,000	252,191
Japan Airlines Co. Ltd.	6,800	258,082

		510,273
AUTO COMPONENTS — 4.08%
Aisin Seiki Co. Ltd.	1,600	64,106
Bridgestone Corp.	8,800	326,404
Denso Corp.	6,800	319,052
Sumitomo Electric Industries Ltd.	10,400	143,450
Toyota Industries Corp.	1,600	84,988

		938,000
AUTOMOBILES — 5.16%
Daihatsu Motor Co. Ltd.	8,000	98,778
Fuji Heavy Industries Ltd.	1,200	47,016
Honda Motor Co. Ltd.	10,000	335,115
Isuzu Motors Ltd.	1,200	14,135
Mitsubishi Motors Corp.	6,000	53,698
Nissan Motor Co. Ltd.	32,400	340,042
Toyota Motor Corp.	4,800	297,089

		1,185,873
BANKS — 6.31%
Aozora Bank Ltd.	60,000	220,261
Bank of Yokohama Ltd. (The)	16,000	100,674
Chiba Bank Ltd. (The)	8,000	58,869
Mitsubishi UFJ Financial Group Inc.	28,800	188,683
Mizuho Financial Group Inc.	172,400	357,586
Resona Holdings Inc.	33,600	179,200
Seven Bank Ltd.	20,400	93,653
Sumitomo Mitsui Financial Group Inc.	5,600	225,531
Suruga Bank Ltd.	1,200	23,846

		1,448,303
BEVERAGES — 2.77%
Asahi Group Holdings Ltd.	4,800	149,041
Kirin Holdings Co. Ltd.	13,600	193,956
Suntory Beverage & Food Ltd.	7,200	292,952

		635,949
BUILDING PRODUCTS — 0.23%
Asahi Glass Co. Ltd.	9,000	51,983

		51,983

Security	Shares	Value

CHEMICALS — 3.56%
Asahi Kasei Corp.	28,000	$173,209
Kaneka Corp.	8,000	71,465
Kuraray Co. Ltd.	4,000	49,720
Mitsubishi Chemical Holdings Corp.	3,600	22,685
Nippon Paint Holdings Co. Ltd.	1,200	25,626
Shin-Etsu Chemical Co. Ltd.	4,400	263,763
Toray Industries Inc.	24,000	211,311

		817,779
COMMERCIAL SERVICES & SUPPLIES — 2.48%
Dai Nippon Printing Co. Ltd.	8,000	83,398
Park24 Co. Ltd.	6,000	126,488
Secom Co. Ltd.	4,800	322,864
Toppan Printing Co. Ltd.	4,000	36,130

		568,880
CONSTRUCTION & ENGINEERING — 0.11%
Taisei Corp.	4,000	26,186

		26,186
CONSTRUCTION MATERIALS — 0.06%
Taiheiyo Cement Corp.	4,000	13,259

		13,259
DIVERSIFIED CONSUMER SERVICES — 0.71%
Benesse Holdings Inc.	6,000	161,840

		161,840
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.62%
Nippon Telegraph & Telephone Corp.	10,000	371,742

		371,742
ELECTRIC UTILITIES — 1.69%
Chubu Electric Power Co. Inc.	9,200	142,527
Chugoku Electric Power Co. Inc. (The)	4,000	60,791
Hokuriku Electric Power Co.	2,400	36,037
Kansai Electric Power Co. Inc. (The)[a]	8,400	108,450
Kyushu Electric Power Co. Inc.[a]	2,400	29,196
Tohoku Electric Power Co. Inc.	800	11,323

		388,324
ELECTRICAL EQUIPMENT — 0.53%
Nidec Corp.	1,600	121,622

		121,622
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.88%
Hirose Electric Co. Ltd.	400	48,925
Hitachi Ltd.	16,000	93,196
Keyence Corp.	400	210,748
Kyocera Corp.	1,600	72,963
Murata Manufacturing Co. Ltd.	1,200	172,579
Shimadzu Corp.	4,000	62,813

		661,224

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.38%
Aeon Co. Ltd.	5,600	$83,484
FamilyMart Co. Ltd.	400	16,458
Lawson Inc.	2,800	208,593
Seven & I Holdings Co. Ltd.	5,200	237,474

		546,009
FOOD PRODUCTS — 2.90%
Ajinomoto Co. Inc.	8,000	179,457
Calbee Inc.	800	29,235
MEIJI Holdings Co. Ltd.	800	63,576
NH Foods Ltd.	4,000	83,895
Nisshin Seifun Group Inc.	800	12,317
Nissin Foods Holdings Co. Ltd.	2,800	130,168
Toyo Suisan Kaisha Ltd.	2,400	89,099
Yamazaki Baking Co. Ltd.	4,000	77,663

		665,410
GAS UTILITIES — 2.45%
Osaka Gas Co. Ltd.	64,000	253,613
Toho Gas Co. Ltd.	5,000	30,827
Tokyo Gas Co. Ltd.	56,000	279,176

		563,616
HEALTH CARE EQUIPMENT & SUPPLIES — 0.93%
Hoya Corp.	2,800	116,687
Olympus Corp.	400	13,607
Sysmex Corp.	400	23,103
Terumo Corp.	2,000	59,830

		213,227
HEALTH CARE PROVIDERS & SERVICES — 0.64%
Alfresa Holdings Corp.	1,200	23,199
Miraca Holdings Inc.	2,400	107,595
Suzuken Co. Ltd./Aichi Japan	400	15,430

		146,224
HEALTH CARE TECHNOLOGY — 0.37%
M3 Inc.	4,400	85,940

		85,940
HOTELS, RESTAURANTS & LEISURE — 1.99%
McDonald’s Holdings Co. Japan Ltd.	10,000	236,918
Oriental Land Co. Ltd./Japan	3,600	220,221

		457,139
HOUSEHOLD DURABLES — 1.30%
Nikon Corp.	1,200	15,632
Panasonic Corp.	4,000	47,566
Rinnai Corp.	500	39,900
Sekisui Chemical Co. Ltd.	4,000	47,599

Security	Shares	Value

Sekisui House Ltd.	8,800	$147,633

		298,330
HOUSEHOLD PRODUCTS — 0.97%
Unicharm Corp.	10,400	223,642

		223,642
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.40%
Electric Power Development Co. Ltd.	2,800	92,927

		92,927
INDUSTRIAL CONGLOMERATES — 0.20%
Seibu Holdings Inc.	1,600	32,630
Toshiba Corp.[a]	5,000	14,216

		46,846
INSURANCE — 0.47%
Tokio Marine Holdings Inc.	2,800	108,868

		108,868
INTERNET & CATALOG RETAIL — 0.05%
Rakuten Inc.	800	11,187

		11,187
INTERNET SOFTWARE & SERVICES — 0.08%
Yahoo Japan Corp.	4,400	18,778

		18,778
IT SERVICES — 2.46%
Fujitsu Ltd.	5,000	23,833
Itochu Techno-Solutions Corp.	2,400	52,902
Nomura Research Institute Ltd.	6,100	251,229
NTT Data Corp.	2,400	120,323
Otsuka Corp.	2,400	116,743

		565,030
LEISURE PRODUCTS — 1.40%
Bandai Namco Holdings Inc.	2,800	69,260
Sankyo Co. Ltd.	3,200	124,102
Shimano Inc.	800	127,152

		320,514
MACHINERY — 0.51%
FANUC Corp.	400	71,448
Komatsu Ltd.	2,800	46,452

		117,900
MEDIA — 0.38%
Dentsu Inc.	800	45,411
Toho Co. Ltd./Tokyo	1,600	41,898

		87,309

300

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

MULTILINE RETAIL — 0.48%
J Front Retailing Co. Ltd.	4,400	$72,996
Takashimaya Co. Ltd.	4,000	36,031

		109,027
OIL, GAS & CONSUMABLE FUELS — 1.85%
Idemitsu Kosan Co. Ltd.	800	13,186
JX Holdings Inc.	23,200	91,512
Showa Shell Sekiyu KK	3,200	28,374
TonenGeneral Sekiyu KK	28,000	292,123

		425,195
PERSONAL PRODUCTS — 2.12%
Kao Corp.	6,800	351,566
Shiseido Co. Ltd.	5,600	134,158

		485,724
PHARMACEUTICALS — 10.16%
Astellas Pharma Inc.	20,800	304,222
Chugai Pharmaceutical Co. Ltd.	3,600	116,644
Daiichi Sankyo Co. Ltd.	9,600	189,693
Eisai Co. Ltd.	1,600	100,873
Hisamitsu Pharmaceutical Co. Inc.	400	15,612
Kyowa Hakko Kirin Co. Ltd.	8,000	132,720
Mitsubishi Tanabe Pharma Corp.	19,200	327,120
Ono Pharmaceutical Co. Ltd.	400	55,289
Otsuka Holdings Co. Ltd.	9,600	321,710
Santen Pharmaceutical Co. Ltd.	7,200	98,506
Shionogi & Co. Ltd.	3,600	148,892
Sumitomo Dainippon Pharma Co. Ltd.	1,200	13,355
Taisho Pharmaceutical Holdings Co. Ltd.	2,800	175,877
Takeda Pharmaceutical Co. Ltd.	6,800	334,154

		2,334,667
PROFESSIONAL SERVICES — 1.07%
Recruit Holdings Co. Ltd.	7,600	245,618

		245,618
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.55%
Japan Prime Realty Investment Corp.	52	169,994
Japan Real Estate Investment Corp.	40	185,623
Japan Retail Fund Investment Corp.	116	225,511
Nippon Building Fund Inc.	48	228,713
Nippon Prologis REIT Inc.	112	197,966
United Urban Investment Corp.	192	267,456

		1,275,263
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.59%
Daito Trust Construction Co. Ltd.	1,600	174,220
Daiwa House Industry Co. Ltd.	7,200	190,687

		364,907
ROAD & RAIL — 8.14%
Central Japan Railway Co.	400	73,586

Security	Shares	Value

East Japan Railway Co.	3,600	$345,159
Hankyu Hanshin Holdings Inc.	32,000	209,753
Keikyu Corp.	8,000	66,227
Keio Corp.	4,000	32,782
Kintetsu Group Holdings Co. Ltd.	32,000	124,367
Nagoya Railroad Co. Ltd.	32,000	133,118
Nippon Express Co. Ltd.	28,000	145,482
Odakyu Electric Railway Co. Ltd.	8,000	78,757
Tobu Railway Co. Ltd.	40,000	194,572
Tokyu Corp.	12,000	97,949
West Japan Railway Co.	5,200	367,566

		1,869,318
SOFTWARE — 1.08%
Oracle Corp. Japan	4,400	201,268
Trend Micro Inc./Japan	1,200	47,085

		248,353
SPECIALTY RETAIL — 3.57%
ABC-Mart Inc.	2,000	112,202
Fast Retailing Co. Ltd.	400	147,106
Hikari Tsushin Inc.	400	30,661
Nitori Holdings Co. Ltd.	2,000	157,282
Shimamura Co. Ltd.	1,200	135,935
USS Co. Ltd.	9,600	171,118
Yamada Denki Co. Ltd.	14,400	65,273

		819,577
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.72%
Canon Inc.	9,600	289,571
FUJIFILM Holdings Corp.	2,400	96,497
Ricoh Co. Ltd.	800	8,678

		394,746
TOBACCO — 1.09%
Japan Tobacco Inc.	7,200	251,247

		251,247
TRADING COMPANIES & DISTRIBUTORS — 2.64%
ITOCHU Corp.	9,200	116,186
Marubeni Corp.	15,200	88,473
Mitsubishi Corp.	10,000	183,344
Mitsui & Co. Ltd.	14,000	178,720
Sumitomo Corp.	3,600	39,692

		606,415
TRANSPORTATION INFRASTRUCTURE — 0.15%
Kamigumi Co. Ltd.	4,000	34,672

		34,672
WIRELESS TELECOMMUNICATION SERVICES — 3.02%
KDDI Corp.	11,200	273,422
NTT DOCOMO Inc.	18,000	351,647

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

SoftBank Group Corp.	1,200	$67,590

		692,659

TOTAL COMMON STOCKS
(Cost: $22,371,622)		22,841,463

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b],c	2,240	2,240

		2,240

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,240)		2,240

TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $22,373,862)		22,843,703
Other Assets, Less Liabilities — 0.54%		125,087

NET ASSETS — 100.00%		$22,968,790

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

302

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.59%

AUSTRALIA — 2.65%
AGL Energy Ltd.	7,454	$88,971
Alumina Ltd.	26,970	20,877
Amcor Ltd./Australia	12,151	118,334
AMP Ltd.	30,914	126,379
APA Group	11,949	78,430
Aristocrat Leisure Ltd.	4,432	29,470
Asciano Ltd.	10,003	58,520
ASX Ltd.	2,185	64,257
Aurizon Holdings Ltd.	23,301	85,947
AusNet Services	15,080	15,546
Australia & New Zealand Banking Group Ltd.	28,391	551,154
Bank of Queensland Ltd.	4,020	37,486
Bendigo & Adelaide Bank Ltd.	4,554	34,765
BHP Billiton Ltd.	32,422	532,486
Boral Ltd.	9,106	35,017
Brambles Ltd.	16,443	121,770
Caltex Australia Ltd.	2,801	63,149
CIMIC Group Ltd.	1,166	23,060
Coca-Cola Amatil Ltd.	6,496	42,221
Cochlear Ltd.	609	38,648
Commonwealth Bank of Australia	17,556	961,068
Computershare Ltd.	4,988	38,469
Crown Resorts Ltd.	4,176	34,144
CSL Ltd.	4,930	329,888
Dexus Property Group	9,512	52,526
Federation Centres	34,230	71,066
Flight Centre Travel Group Ltd.[a]	667	18,059
Fortescue Metals Group Ltd.[a]	15,892	23,697
Goodman Group	16,733	72,465
GPT Group (The)	16,820	57,241
Harvey Norman Holdings Ltd.	7,337	20,834
Healthscope Ltd.	11,687	22,513
Iluka Resources Ltd.	4,437	20,323
Incitec Pivot Ltd.	18,705	52,713
Insurance Australia Group Ltd.	23,316	93,321
James Hardie Industries PLC	4,553	59,445
Lend Lease Group	5,220	48,415
Macquarie Group Ltd.	2,926	178,903
Medibank Pvt Ltd.	28,594	48,145
Mirvac Group	36,082	46,466
National Australia Bank Ltd.	26,833	577,192
Newcrest Mining Ltd.[b]	7,511	65,966
Orica Ltd.[a]	4,060	47,736
Origin Energy Ltd.	18,274	71,707
Platinum Asset Management Ltd.	2,407	12,708
Qantas Airways Ltd.	5,582	15,732
QBE Insurance Group Ltd.	13,833	130,766
Ramsay Health Care Ltd.	1,584	70,078
REA Group Ltd.	464	15,900
Rio Tinto Ltd.	4,555	164,601
Santos Ltd.	10,208	42,532
Scentre Group	55,008	162,476
Seek Ltd.	3,219	29,465
Sonic Healthcare Ltd.	4,382	60,276
South32 Ltd.[b]	59,824	62,528
Stockland	23,819	68,824

Security	Shares	Value

Suncorp Group Ltd.	13,108	$122,603
Sydney Airport	11,049	50,845
Tabcorp Holdings Ltd.	6,278	21,141
Tatts Group Ltd.	16,530	46,702
Telstra Corp. Ltd.	44,140	170,055
TPG Telecom Ltd.	2,900	22,883
Transurban Group	20,251	150,838
Treasury Wine Estates Ltd.	8,447	42,668
Wesfarmers Ltd.	11,485	322,924
Westfield Corp.	19,952	145,906
Westpac Banking Corp.	32,013	716,709
Westpac Banking Corp. New[b]	1,392	30,241
Woodside Petroleum Ltd.	7,540	159,284
Woolworths Ltd.	13,601	233,955
WorleyParsons Ltd.	2,175	10,117

		8,261,546
AUSTRIA — 0.08%
Andritz AG	884	44,724
Erste Group Bank AGb	3,046	89,738
IMMOEAST AG Escrow[b]	5,270	—
OMV AG	1,566	41,863
Raiffeisen Bank International AGb	1,218	19,348
Voestalpine AG	1,218	44,313

		239,986
BELGIUM — 0.57%
Ageas	2,177	96,638
Anheuser-Busch InBev SA/NV	8,207	985,459
Colruyt SA	870	43,281
Delhaize Group	1,044	97,346
Groupe Bruxelles Lambert SA	870	71,031
KBC Groep NV	2,581	157,951
Proximus SADP	1,482	51,593
Solvay SA	638	72,450
Telenet Group Holding NVa,b	609	35,601
UCB SA	1,303	113,306
Umicore SA	879	37,529

		1,762,185
CANADA — 3.54%
Agnico Eagle Mines Ltd.	2,378	67,177
Agrium Inc.	1,359	126,359
Alimentation Couche-Tard Inc. Class B	4,263	183,279
AltaGas Ltd.	1,160	29,932
ARC Resources Ltd.	3,103	45,726
Atco Ltd./Canada Class I	841	24,008
Bank of Montreal	6,612	384,283
Bank of Nova Scotia (The)	12,487	586,866
Barrick Gold Corp.	12,209	93,783
Baytex Energy Corp.	2,465	10,023
BCE Inc.	1,604	69,292
BlackBerry Ltd.[a],b	4,959	36,121
Bombardier Inc. Class B	22,888	24,841
Brookfield Asset Management Inc. Class A	8,711	304,138
CAE Inc.	2,900	32,716
Cameco Corp.	4,205	59,523
Canadian Imperial Bank of Commerce/Canada	4,031	308,961
Canadian National Railway Co.	8,381	511,629
Canadian Natural Resources Ltd.	11,136	258,068

303

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

Canadian Oil Sands Ltd.	4,732	$35,698
Canadian Pacific Railway Ltd.	1,618	227,238
Canadian Tire Corp. Ltd. Class A	725	63,736
Canadian Utilities Ltd. Class A	1,392	36,599
Cenovus Energy Inc.	8,874	132,125
CGI Group Inc. Class Ab	2,349	87,202
CI Financial Corp.	2,668	63,623
Constellation Software Inc./Canada	178	76,868
Crescent Point Energy Corp.	5,365	73,072
Dollarama Inc.	1,392	93,977
Eldorado Gold Corp.	6,931	24,210
Empire Co. Ltd. Class A	1,479	30,963
Enbridge Inc.	8,686	371,048
Encana Corp.	8,965	68,179
Enerplus Corp.	2,311	10,898
Fairfax Financial Holdings Ltd.	203	99,909
Finning International Inc.	1,537	24,553
First Capital Realty Inc.	986	14,598
First Quantum Minerals Ltd.	7,424	39,607
Fortis Inc./Canada	2,726	78,862
Franco-Nevada Corp.	1,624	82,320
George Weston Ltd.	522	43,935
Gildan Activewear Inc.	2,436	69,988
Goldcorp Inc.	8,642	110,506
Great-West Lifeco Inc.	2,900	76,825
H&R REIT	1,682	26,972
Husky Energy Inc.	3,393	45,824
IGM Financial Inc.	1,218	35,190
Imperial Oil Ltd.	3,132	104,157
Industrial Alliance Insurance & Financial Services Inc.	1,189	38,987
Intact Financial Corp.	1,305	93,151
Inter Pipeline Ltd.	3,190	59,736
Jean Coutu Group PJC Inc. (The) Class A	841	12,811
Keyera Corp.	1,624	50,085
Kinross Gold Corp.[b]	11,948	24,017
Loblaw Companies Ltd.	2,320	122,175
Magna International Inc. Class A	4,222	222,532
Manulife Financial Corp.	20,436	338,635
MEG Energy Corp.[b]	1,479	12,299
Methanex Corp.	986	39,316
Metro Inc.	2,523	72,102
National Bank of Canada	3,422	113,278
Onex Corp.	1,015	61,504
Open Text Corp.	1,334	61,798
Paramount Resources Ltd. Class Aa,b	609	6,158
Pembina Pipeline Corp.	3,422	85,972
Peyto Exploration & Development Corp.	1,537	31,719
Potash Corp. of Saskatchewan Inc.	8,419	170,394
Power Corp. of Canada	3,973	89,247
Power Financial Corp.	2,784	68,837
PrairieSky Royalty Ltd.	1,334	26,234
Restaurant Brands International Inc.	2,103	84,355
RioCan REIT	1,508	29,391
Rogers Communications Inc. Class B	3,857	153,384
Royal Bank of Canada	14,838	847,967
Saputo Inc.	2,552	60,818
Shaw Communications Inc. Class B	4,002	83,047
Silver Wheaton Corp.	4,365	59,285
SNC-Lavalin Group Inc.	1,537	49,234
Sun Life Financial Inc.	6,409	216,025
Suncor Energy Inc.	14,766	439,137
Teck Resources Ltd. Class B	6,119	35,825
TELUS Corp.	2,936	97,930

Security	Shares	Value

Thomson Reuters Corp.	3,683	$151,109
Toronto-Dominion Bank (The)	18,995	779,342
Tourmaline Oil Corp.[a,b]	1,713	35,626
TransAlta Corp.	2,581	12,034
TransCanada Corp.	7,424	249,670
Turquoise Hill Resources Ltd.[a],b	8,879	24,024
Valeant Pharmaceuticals International Inc.[a],b	3,335	311,081
Veresen Inc.	2,956	25,711
Vermilion Energy Inc.	1,334	46,912
West Fraser Timber Co. Ltd.	725	25,640
Yamana Gold Inc.	12,064	26,371

		11,050,312
DENMARK — 0.71%
AP Moeller — Maersk A/S Class A	49	70,511
AP Moeller — Maersk A/S Class B	73	108,129
Carlsberg A/S Class B	1,131	93,144
Coloplast A/S Class B	1,160	83,608
Danske Bank A/S	7,453	205,887
DSV A/S	1,943	79,145
ISS A/S	1,392	49,217
Novo Nordisk A/S Class B	19,952	1,064,804
Novozymes A/S Class B	2,407	112,128
Pandora A/S	1,102	127,728
TDC A/S	7,917	41,689
Tryg A/S	1,305	23,583
Vestas Wind Systems A/S	2,349	137,540
William Demant Holding A/Sb	293	25,562

		2,222,675
FINLAND — 0.37%
Elisa OYJ	1,595	60,399
Fortum OYJ	4,785	72,150
Kone OYJ Class Ba	3,306	141,916
Metso OYJ	1,102	27,110
Neste OYJ	1,392	34,121
Nokia OYJ	37,337	279,224
Nokian Renkaat OYJ	1,160	43,990
Orion OYJ Class B	986	35,420
Sampo OYJ Class A	4,669	229,411
Stora Enso OYJ Class R	5,481	51,131
UPM-Kymmene OYJ	5,655	106,508
Wartsila OYJ Abp	1,595	68,468

		1,149,848
FRANCE — 4.23%
Accor SA	2,191	109,494
Aeroports de Paris	290	36,632
Air Liquide SA	3,555	462,997
Airbus Group SE	6,090	426,243
Alcatel-Lucent[b]	30,291	123,772
Alstom SAb	2,233	73,162
ArcelorMittal	10,266	57,530
Arkema SA	618	45,473
Atos SE	870	69,724
AXA SA	20,097	540,019
BNP Paribas SA	10,875	663,842
Bollore SA	8,613	42,834
Bouygues SA	2,199	83,720
Bureau Veritas SA	2,668	60,624

304

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

Cap Gemini SA	1,566	$140,172
Carrefour SA	5,774	189,243
Casino Guichard Perrachon SA	551	31,857
Christian Dior SE	580	114,749
Cie. de Saint-Gobain	4,894	206,407
Cie. Generale des Etablissements Michelin Class B	1,914	191,556
CNP Assurances	1,856	26,633
Credit Agricole SA	10,527	133,962
Danone SA	6,003	420,485
Dassault Systemes	1,392	110,467
Edenred	2,381	43,990
Electricite de France SA	2,552	47,741
Engie SA	14,877	262,203
Essilor International SA	2,117	279,690
Eurazeo SA	354	25,058
Eutelsat Communications SA	1,537	50,952
Fonciere des Regions	375	35,521
Gecina SA	348	44,746
Groupe Eurotunnel SE Registered	4,727	66,550
Hermes International	290	112,234
ICADE	377	28,052
Iliad SA	261	55,169
Imerys SA	282	19,404
Ingenico Group SA	565	67,031
JCDecaux SA	696	28,485
Kering	812	151,185
Klepierre	1,851	88,280
L’Oreal SA	2,611	478,928
Lagardere SCA	1,334	39,065
Legrand SA	2,771	152,866
LVMH Moet Hennessy Louis Vuitton SE	2,871	537,878
Natixis SA	10,579	65,208
Numericable-SFR SAS[b]	1,015	46,194
Orange SA	20,039	354,952
Pernod Ricard SA	2,236	264,784
Peugeot SAb	4,786	84,722
Publicis Groupe SA	1,984	129,437
Remy Cointreau SA	203	14,215
Renault SA	1,939	183,627
Rexel SA	2,668	36,634
Safran SA	2,958	225,821
Sanofi	12,085	1,226,170
Schneider Electric SE	5,690	346,203
SCOR SE	1,731	64,765
SES SA	3,190	94,738
Societe BIC SA	290	46,467
Societe Generale SA	7,473	349,271
Sodexo SA	957	85,598
STMicroelectronics NV	6,786	47,203
Suez Environnement Co.	3,364	64,325
Technip SA	1,073	56,307
Thales SA	1,073	78,146
Total SA	22,709	1,107,399
Unibail-Rodamco SE	1,073	301,182
Valeo SA	783	121,697
Veolia Environnement SA	4,350	101,751
Vinci SA	4,785	324,439
Vivendi SA	11,863	287,184
Wendel SA	348	41,959
Zodiac Aerospace	2,288	58,131

		13,185,154

Security	Shares	Value

GERMANY — 3.61%
adidas AG	2,175	$195,933
Allianz SE Registered	4,727	832,075
Axel Springer SE	522	29,489
BASF SE	9,396	773,569
Bayer AG Registered	8,584	1,150,679
Bayerische Motoren Werke AG	3,393	349,921
Beiersdorf AG	1,015	96,907
Brenntag AG	1,566	95,057
Commerzbank AGb	10,585	117,044
Continental AG	1,131	273,235
Daimler AG Registered	9,889	862,659
Deutsche Bank AG Registered	14,092	396,485
Deutsche Boerse AG	1,943	179,756
Deutsche Lufthansa AG Registered[b]	3,045	45,174
Deutsche Post AG Registered	9,976	298,311
Deutsche Telekom AG Registered	32,451	609,578
Deutsche Wohnen AG Bearer	3,422	96,979
E.ON SE	20,880	221,356
Evonik Industries AG	1,363	49,761
Fraport AG Frankfurt Airport Services Worldwide[a]	435	27,726
Fresenius Medical Care AG & Co. KGaA	2,204	199,373
Fresenius SE & Co. KGaA	3,828	282,259
GEA Group AG	1,827	73,593
Hannover Rueck SE	638	74,141
HeidelbergCement AG	1,421	106,395
Henkel AG & Co. KGaA	1,098	101,896
HUGO BOSS AG	696	71,955
Infineon Technologies AG	11,774	145,604
K+S AG Registered	2,194	55,634
Kabel Deutschland Holding AG	252	32,222
Lanxess AG	928	50,077
Linde AG	1,914	333,531
MAN SE	406	42,535
Merck KGaA	1,363	133,746
METRO AG	1,682	52,080
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,769	354,674
Osram Licht AG	842	49,770
ProSiebenSat.1 Media SE Registered	2,262	122,912
QIAGEN NVa,b	2,523	61,482
RTL Group SAb	406	35,296
RWE AG	5,104	71,351
SAP SE	10,068	799,422
Siemens AG Registered	8,110	819,722
Symrise AG	1,276	84,431
Telefonica Deutschland Holding AG	6,438	41,646
ThyssenKrupp AG	3,768	76,358
United Internet AG Registered[c]	1,276	66,607
Volkswagen AG	349	48,614
Vonovia SE	4,752	159,264

		11,248,284
HONG KONG — 1.27%
AIA Group Ltd.	121,800	716,646
ASM Pacific Technology Ltd.[a]	2,900	20,693
Bank of East Asia Ltd. (The)[a]	11,680	43,781
BOC Hong Kong Holdings Ltd.	44,500	142,972
Cheung Kong Infrastructure Holdings Ltd.	9,000	83,786
Cheung Kong Property Holdings Ltd.	29,336	206,296
CK Hutchison Holdings Ltd.	29,336	403,128
CLP Holdings Ltd.	16,500	143,708

305

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

Galaxy Entertainment Group Ltd.	29,000	$99,721
Hang Lung Properties Ltd.	29,000	71,171
Hang Seng Bank Ltd.[a]	8,700	160,078
Henderson Land Development Co. Ltd.	16,170	103,591
HKT Trust & HKT Ltd.	36,740	44,040
Hong Kong & China Gas Co. Ltd.[a]	74,084	150,460
Hong Kong Exchanges and Clearing Ltd.[a]	8,700	228,779
Li & Fung Ltd.[a]	58,000	47,148
Link REIT	29,000	173,811
MGM China Holdings Ltd.	11,600	17,003
MTR Corp. Ltd.	14,500	65,857
New World Development Co. Ltd.	59,333	63,619
NWS Holdings Ltd.	2,000	3,019
PCCW Ltd.	60,000	32,516
Power Assets Holdings Ltd.[a]	14,500	144,717
Sands China Ltd.[a]	23,200	84,267
Sino Land Co. Ltd.[a]	46,000	71,344
SJM Holdings Ltd.[a]	29,000	24,210
Sun Hung Kai Properties Ltd.[a]	18,000	241,313
Swire Pacific Ltd. Class A	6,000	69,677
Swire Properties Ltd.	11,600	34,949
Techtronic Industries Co. Ltd.	14,893	54,671
WH Group Ltd.[a,b,d]	74,500	41,239
Wharf Holdings Ltd. (The)[a]	14,000	83,728
Wheelock & Co. Ltd.	13,000	60,806
Wynn Macau Ltd.[a]	11,600	16,045

		3,948,789
IRELAND — 0.65%
Bank of Ireland[b]	298,033	111,606
CRH PLC	8,720	239,465
Endo International PLC[b]	2,001	120,040
Irish Bank Resolution Corp. Ltd.[b]	6,552	—
Jazz Pharmaceuticals PLC[b]	638	87,585
Kerry Group PLC Class A	1,653	135,032
Medtronic PLC	14,587	1,078,271
Pentair PLC	1,945	108,764
Tyco International PLC	4,276	155,818

		2,036,581
ISRAEL — 0.26%
Azrieli Group	435	17,074
Bank Hapoalim BM	11,281	58,853
Bank Leumi le-Israel BMb	12,847	48,829
Bezeq The Israeli Telecommunication Corp. Ltd.	20,880	44,973
Delek Group Ltd.	60	14,525
Israel Chemicals Ltd.	4,756	26,364
Israel Corp. Ltd. (The)	29	7,485
Mizrahi Tefahot Bank Ltd.	1,305	15,860
NICE-Systems Ltd.	638	39,264
Teva Pharmaceutical Industries Ltd.	8,904	546,594

		819,821
ITALY — 0.96%
Assicurazioni Generali SpA	12,267	233,615
Atlantia SpA	4,263	118,670
Banca Monte dei Paschi di Siena SpA[a],b	25,578	47,242
Banco Popolare SCb	3,751	56,394
CNH Industrial NV	10,092	68,561
Enel Green Power SpA	19,024	40,454

Security	Shares	Value

Enel SpA	72,251	$334,891
Eni SpA	26,071	427,958
EXOR SpA	1,073	53,516
Finmeccanica SpA[b]	4,326	56,867
Intesa Sanpaolo SpA	131,892	461,560
Luxottica Group SpA	1,827	128,660
Mediobanca SpA	5,612	56,723
Prysmian SpA	1,885	40,916
Saipem SpA[a],b	2,842	26,826
Snam SpA	21,054	109,542
Telecom Italia SpA[b]	105,270	147,568
Tenaris SA	4,872	61,461
Terna Rete Elettrica Nazionale SpA	15,328	78,362
UniCredit SpA	51,272	333,029
Unione di Banche Italiane SpA	9,870	74,249
UnipolSai SpA	9,367	22,722

		2,979,786
NETHERLANDS — 1.31%
Aegon NV	18,879	116,870
Akzo Nobel NV	2,552	181,689
Altice NV Class Aa,b	3,306	57,519
Altice NV Class Bb	1,450	25,868
ASML Holding NV	3,592	335,724
Boskalis Westminster	901	44,027
Chicago Bridge & Iron Co. NVa	1,015	45,543
Delta Lloyd NV	1,974	15,657
Fiat Chrysler Automobiles NVa,b	9,081	134,620
Gemalto NVa	841	53,000
Heineken Holding NV	1,073	86,443
Heineken NV	2,407	221,007
ING Groep NV CVA	39,672	580,006
Koninklijke Ahold NV	9,483	194,004
Koninklijke DSM NV	1,988	106,640
Koninklijke KPN NV	31,757	117,168
Koninklijke Philips NV	9,883	268,455
Koninklijke Vopak NV	754	30,464
Mylan NVb	4,350	191,792
NN Group NV	2,523	79,626
OCI NVb	957	27,195
Randstad Holding NV	1,218	73,099
RELX NV	10,305	177,012
TNT Express NV	5,916	49,994
Unilever NV CVA	16,733	760,067
Wolters Kluwer NV	2,958	100,624

		4,074,113
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	10,237	36,432
Contact Energy Ltd.	4,582	16,090
Fletcher Building Ltd.	6,177	31,178
Meridian Energy Ltd.	13,811	20,745
Mighty River Power Ltd.	7,250	13,735
Ryman Healthcare Ltd.	3,770	20,126
Spark New Zealand Ltd.	18,212	41,403

		179,709
NORWAY — 0.24%
DNB ASA	10,150	129,787
Gjensidige Forsikring ASA	2,117	32,324

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

Norsk Hydro ASA	14,906	$53,657
Orkla ASA	8,381	71,560
Seadrill Ltd.[a]	4,002	25,161
Statoil ASA	11,281	181,577
Subsea 7 SAb	3,161	24,748
Telenor ASA	7,627	144,486
Yara International ASA	1,976	90,069

		753,369
PORTUGAL — 0.06%
Banco Comercial Portugues SA Registered[a],b	364,559	21,062
EDP — Energias de Portugal SA	26,635	99,094
Galp Energia SGPS SA	3,828	41,597
Jeronimo Martins SGPS SA	2,726	38,499

		200,252
SINGAPORE — 0.54%
Ascendas REIT[a]	17,000	29,011
CapitaLand Commercial Trust Ltd.	13,900	13,994
CapitaLand Ltd.	29,000	64,191
CapitaLand Mall Trust[a]	29,200	41,282
City Developments Ltd.[a]	3,100	17,575
ComfortDelGro Corp. Ltd.[a]	20,300	44,064
DBS Group Holdings Ltd.[a]	17,400	214,565
Genting Singapore PLC	58,800	34,218
Global Logistic Properties Ltd.[a]	38,300	61,258
Golden Agri-Resources Ltd.	87,000	24,227
Hutchison Port Holdings Trust[a]	58,000	32,190
Jardine Cycle & Carriage Ltd.[a]	1,110	25,854
Keppel Corp. Ltd.[a]	16,200	81,896
Noble Group Ltd.[a]	58,163	20,973
Oversea-Chinese Banking Corp. Ltd.[a]	31,625	203,908
SembCorp Industries Ltd.	10,800	27,607
Sembcorp Marine Ltd.[a]	6,200	10,359
Singapore Airlines Ltd.[a]	6,200	47,812
Singapore Exchange Ltd.[a]	6,700	35,306
Singapore Press Holdings Ltd.[a]	19,000	54,131
Singapore Technologies Engineering Ltd.[a]	13,900	32,852
Singapore Telecommunications Ltd.[a]	81,200	230,758
StarHub Ltd.[a]	6,200	15,937
Suntec REIT[a]	29,000	34,166
United Overseas Bank Ltd.[a]	14,500	210,486
UOL Group Ltd.[a]	3,100	14,521
Wilmar International Ltd.	20,300	45,369
Yangzijiang Shipbuilding Holdings Ltd.	17,000	15,173

		1,683,683
SPAIN — 1.43%
Abertis Infraestructuras SAa	4,475	74,693
ACS Actividades de Construccion y Servicios SA	2,169	74,144
Aena SAb,d	619	69,403
Amadeus IT Holding SA Class A	4,495	192,459
Banco Bilbao Vizcaya Argentaria SA	63,312	548,311
Banco Bilbao Vizcaya Argentaria SA New[b]	688	5,958
Banco de Sabadell SAa	51,359	99,795
Banco Popular Espanol SAa	17,214	65,908
Banco Santander SA	145,998	822,511
Bankia SA	48,372	62,625
Bankinter SA	6,989	50,931
CaixaBank SA	26,994	104,128

Security	Shares	Value

Distribuidora Internacional de Alimentacion SA	6,235	$39,865
Enagas SA	2,664	81,089
Endesa SA	3,592	80,350
Ferrovial SA	4,893	124,100
Gas Natural SDG SA	4,096	89,181
Grifols SA	1,579	73,572
Iberdrola SA	55,071	395,240
Industria de Diseno Textil SA	11,310	426,094
International Consolidated Airlines Group SAb	8,695	78,280
Mapfre SA	9,628	28,769
Red Electrica Corp. SA	1,189	105,337
Repsol SA	11,080	140,449
Telefonica SA	45,951	610,640
Zardoya Otis SA	1,896	23,457

		4,467,289
SWEDEN — 1.19%
Alfa Laval AB	2,779	49,192
Assa Abloy AB	10,005	200,313
Atlas Copco AB Class A	6,989	183,554
Atlas Copco AB Class B	4,031	98,271
Boliden AB	2,610	50,288
Electrolux AB Class B	2,581	76,601
Getinge AB Class B	2,291	57,714
Hennes & Mauritz AB Class B	9,657	377,934
Hexagon AB Class B	2,505	87,562
Husqvarna AB Class B	5,137	34,092
ICA Gruppen ABa	812	29,091
Industrivarden AB Class C	1,508	27,617
Investment AB Kinnevik Class B	2,523	81,119
Investor AB Class B	4,640	173,448
Lundin Petroleum ABb	2,378	34,588
Millicom International Cellular SA SDR[a]	696	39,099
Nordea Bank AB	31,617	351,881
Sandvik AB	11,223	105,609
Securitas AB Class B	3,625	47,645
Skandinaviska Enskilda Banken AB Class A	15,602	165,190
Skanska AB Class B	3,799	74,495
SKF AB Class B	4,119	72,960
Svenska Cellulosa AB SCA Class B	5,974	177,300
Svenska Handelsbanken AB Class A	15,399	210,738
Swedbank AB Class A	9,338	215,663
Swedish Match AB	2,001	63,322
Tele2 AB Class B	3,074	30,954
Telefonaktiebolaget LM Ericsson Class B	31,697	311,148
TeliaSonera AB	26,014	133,977
Volvo AB Class B	15,689	163,986

		3,725,351
SWITZERLAND — 3.94%
ABB Ltd. Registered	22,649	428,740
Actelion Ltd. Registered	1,069	149,004
Adecco SA Registered	1,740	129,915
Aryzta AG	899	40,675
Baloise Holding AG Registered	494	59,485
Barry Callebaut AG Registered	29	34,921
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	15	91,834
Cie. Financiere Richemont SA Class A Registered	5,365	461,529
Credit Suisse Group AG Registered	16,098	403,042
Dufry AG Registered[a],b	406	47,653
EMS-Chemie Holding AG Registered	87	36,936

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

Geberit AG Registered	406	$131,510
Givaudan SA Registered	91	163,398
Julius Baer Group Ltd.	2,304	114,808
Kuehne + Nagel International AG Registered	617	85,813
LafargeHolcim Ltd. Registered	4,275	241,777
Lonza Group AG Registered	551	81,162
Nestle SA Registered	33,408	2,562,155
Novartis AG Registered	23,588	2,150,020
Pargesa Holding SA Bearer	374	23,827
Partners Group Holding AG	145	52,660
Roche Holding AG	7,279	1,981,188
Schindler Holding AG Participation Certificates	493	80,320
Schindler Holding AG Registered	174	28,384
SGS SA Registered	58	110,852
Sika AG Bearer	31	102,018
Sonova Holding AG Registered	522	71,489
Sulzer AG Registered[a]	261	26,451
Swatch Group AG (The) Bearer	319	125,205
Swatch Group AG (The) Registered	466	33,801
Swiss Life Holding AG Registered	319	76,405
Swiss Prime Site AG Registered	780	59,820
Swiss Re AG	3,625	337,953
Swisscom AG Registered	263	136,069
Syngenta AG Registered	957	323,094
Transocean Ltd.	3,509	53,752
UBS Group AG	37,584	754,158
Weatherford International PLC[b]	7,772	79,585
Zurich Insurance Group AG	1,537	407,424

		12,278,832
UNITED KINGDOM — 8.47%
3i Group PLC	9,512	73,599
Aberdeen Asset Management PLC	9,947	53,261
Admiral Group PLC	2,030	50,570
Aggreko PLC	2,601	36,775
Amec Foster Wheeler PLC	3,567	39,168
Anglo American PLC	14,210	119,956
Antofagasta PLC	3,625	29,476
ARM Holdings PLC	14,529	229,995
Ashtead Group PLC	5,220	80,618
Associated British Foods PLC	3,770	201,163
AstraZeneca PLC	13,021	834,650
Aviva PLC	41,037	308,015
Babcock International Group PLC	2,699	40,183
BAE Systems PLC	33,292	226,385
Barclays PLC	171,339	613,909
Barratt Developments PLC	9,628	91,076
BG Group PLC	35,409	560,528
BHP Billiton PLC	21,837	350,909
BP PLC	188,500	1,124,885
British American Tobacco PLC	19,169	1,142,589
British Land Co. PLC (The)	10,237	137,626
BT Group PLC	86,594	621,871
Bunzl PLC	3,654	104,908
Burberry Group PLC	4,698	96,354
Capita PLC	6,728	132,482
Carnival PLC	1,978	110,493
Centrica PLC	49,099	171,448
Cobham PLC	12,325	52,821
Coca-Cola HBC AG	1,957	46,847
Compass Group PLC	17,376	300,289
Croda International PLC	1,334	59,705

Security	Shares	Value

Diageo PLC	25,868	$750,470
Direct Line Insurance Group PLC	13,052	79,501
Dixons Carphone PLC	10,121	72,105
easyJet PLC	1,827	49,378
Experian PLC	10,092	172,694
Fresnillo PLC	2,407	27,137
G4S PLC	17,806	66,741
GKN PLC	16,356	72,547
GlaxoSmithKline PLC	50,286	1,091,146
Glencore PLC	128,238	222,807
Hammerson PLC	8,560	84,146
Hargreaves Lansdown PLC	2,942	65,610
HSBC Holdings PLC	201,456	1,579,288
ICAP PLC	6,003	40,793
IMI PLC	2,412	35,500
Imperial Tobacco Group PLC	9,947	537,521
Inmarsat PLC	4,292	65,291
InterContinental Hotels Group PLC	2,495	100,224
Intertek Group PLC	1,711	69,365
Intu Properties PLC	9,426	50,384
Investec PLC	5,510	46,122
ITV PLC	38,222	148,992
J Sainsbury PLC	15,370	63,236
Johnson Matthey PLC	2,146	85,674
Kingfisher PLC	23,735	129,433
Land Securities Group PLC	8,410	173,915
Legal & General Group PLC	62,640	253,075
Lloyds Banking Group PLC	587,790	669,308
London Stock Exchange Group PLC	3,219	126,523
Marks & Spencer Group PLC	17,603	139,464
Meggitt PLC	8,265	45,135
Melrose Industries PLC	9,943	40,878
Merlin Entertainments PLC[d]	7,714	49,417
Mondi PLC	3,692	85,757
National Grid PLC	38,547	550,552
Next PLC	1,537	189,899
Nielsen Holdings PLC	3,770	179,113
Old Mutual PLC	50,121	164,335
Pearson PLC	8,439	112,281
Persimmon PLC	3,161	97,344
Petrofac Ltd.	2,871	37,378
Prudential PLC	26,419	619,775
Randgold Resources Ltd.	957	64,559
Reckitt Benckiser Group PLC	6,641	650,663
RELX PLC	11,223	201,407
Rexam PLC	7,100	59,212
Rio Tinto PLC	13,224	481,680
Rolls-Royce Holdings PLC	18,904	200,718
Royal Bank of Scotland Group PLC[b]	31,772	155,842
Royal Dutch Shell PLC Class A	40,623	1,060,274
Royal Dutch Shell PLC Class B	24,767	650,252
Royal Mail PLC	8,555	58,835
RSA Insurance Group PLC	9,715	63,151
SABMiller PLC	9,993	616,556
Sage Group PLC (The)	11,109	93,504
Schroders PLC	1,218	56,113
SEGRO PLC	8,381	58,220
Severn Trent PLC	2,378	82,376
Shire PLC	6,090	463,216
Sky PLC	10,411	176,223
Smith & Nephew PLC	9,425	161,571
Smiths Group PLC	4,089	60,751
Sports Direct International PLC[b]	2,813	30,280

308

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

SSE PLC	10,122	$236,831
St. James’s Place PLC	5,377	80,094
Standard Chartered PLC	26,332	293,373
Standard Life PLC	19,720	128,187
Tate & Lyle PLC	4,959	45,761
Taylor Wimpey PLC	31,465	96,217
Tesco PLC[b]	85,231	241,279
Travis Perkins PLC	2,697	79,806
TUI AG	5,383	100,510
Tullow Oil PLC[b]	9,363	29,340
Unilever PLC	13,224	590,841
United Utilities Group PLC	6,847	104,529
Vodafone Group PLC	272,814	902,707
Weir Group PLC (The)	2,436	40,142
Whitbread PLC	1,885	144,570
William Hill PLC	8,700	42,606
Wm Morrison Supermarkets PLC	23,113	60,147
Wolseley PLC	2,785	164,175
WPP PLC	13,543	304,952

		26,414,278
UNITED STATES — 63.45%
3M Co.	6,655	1,046,233
Abbott Laboratories	15,268	684,006
AbbVie Inc.	17,730	1,055,822
Accenture PLC Class A	6,467	693,262
ACE Ltd.	3,244	368,324
Activision Blizzard Inc.	5,223	181,551
Acuity Brands Inc.	435	95,091
Adobe Systems Inc.[b]	5,149	456,510
ADT Corp. (The)	1,914	63,239
Advance Auto Parts Inc.	754	149,616
AES Corp./VA	7,424	81,293
Aetna Inc.	3,509	402,763
Affiliated Managers Group Inc.[b]	551	99,323
Aflac Inc.	4,408	281,010
AGCO Corp.	800	38,712
Agilent Technologies Inc.	3,393	128,120
Air Products & Chemicals Inc.	2,082	289,356
Airgas Inc.	725	69,716
Akamai Technologies Inc.[b]	1,769	107,591
Albemarle Corp.	1,102	58,979
Alcoa Inc.	12,557	112,134
Alexion Pharmaceuticals Inc.[b]	2,355	414,480
Alkermes PLC[b]	1,508	108,455
Alleghany Corp.[b]	174	86,351
Allergan PLC[b]	4,060	1,252,388
Alliance Data Systems Corp.[b]	667	198,306
Alliant Energy Corp.	1,131	66,752
Allstate Corp. (The)	4,342	268,683
Ally Financial Inc.[b]	4,263	84,919
Alnylam Pharmaceuticals Inc.[b]	771	66,267
Alphabet Inc. Class Ab	2,958	2,181,200
Alphabet Inc. Class Cb	3,190	2,267,484
Altera Corp.	3,002	157,755
Altria Group Inc.	20,330	1,229,355
Amazon.com Inc.[b]	4,118	2,577,456
Ameren Corp.	2,552	111,471
American Airlines Group Inc.	1,885	87,125
American Capital Agency Corp.	3,509	62,565
American Electric Power Co. Inc.	5,104	289,142
American Express Co.	9,471	693,845

Security	Shares	Value

American International Group Inc.	13,891	$875,966
American Tower Corp.	4,321	441,736
American Water Works Co. Inc.	1,798	103,133
Ameriprise Financial Inc.	1,914	220,799
AmerisourceBergen Corp.	2,171	209,523
AMETEK Inc.	2,494	136,721
Amgen Inc.	7,784	1,231,273
Amphenol Corp. Class A	3,151	170,847
Anadarko Petroleum Corp.	5,162	345,235
Analog Devices Inc.	3,231	194,248
Annaly Capital Management Inc.	9,802	97,530
ANSYS Inc.[a,b]	957	91,212
Antero Resources Corp.[a],b	1,044	24,607
Anthem Inc.	2,753	383,080
Aon PLC	2,842	265,187
Apache Corp.	3,886	183,147
Apple Inc.	59,363	7,093,878
Applied Materials Inc.	12,470	209,122
Aramark	2,146	65,131
Arch Capital Group Ltd.[b]	1,363	102,075
Archer-Daniels-Midland Co.	6,525	297,932
Arrow Electronics Inc.[b]	957	52,625
Arthur J Gallagher & Co.	1,755	76,746
Ashland Inc.	725	79,547
Assurant Inc.	705	57,479
AT&T Inc.	63,336	2,122,389
Autodesk Inc.[b]	2,407	132,842
Autoliv Inc.[a]	957	116,027
Automatic Data Processing Inc.	4,866	423,293
AutoNation Inc.[b]	812	51,310
AutoZone Inc.[b]	321	251,796
Avago Technologies Ltd.	2,727	335,776
AvalonBay Communities Inc.	1,276	223,083
Avery Dennison Corp.	899	58,408
Avnet Inc.	1,537	69,826
Axalta Coating Systems Ltd.[b]	1,201	33,184
Axis Capital Holdings Ltd.	1,102	59,508
B/E Aerospace Inc.	1,160	54,462
Baker Hughes Inc.	4,524	238,324
Ball Corp.	1,347	92,270
Bank of America Corp.	108,387	1,818,734
Bank of New York Mellon Corp. (The)	11,745	489,179
Baxalta Inc.	5,597	192,873
Baxter International Inc.	5,597	209,272
BB&T Corp.	8,178	303,813
Becton Dickinson and Co.	2,146	305,848
Bed Bath & Beyond Inc.[b]	1,846	110,077
Berkshire Hathaway Inc. Class Bb	12,122	1,648,834
Best Buy Co. Inc.	3,103	108,698
Biogen Inc.[b]	2,436	707,682
BioMarin Pharmaceutical Inc.[b]	1,682	196,861
BlackRock Inc.[e]	1,248	439,259
Boeing Co. (The)	6,813	1,008,801
BorgWarner Inc.	2,378	101,826
Boston Properties Inc.	1,537	193,431
Boston Scientific Corp.[b]	13,920	254,458
Bristol-Myers Squibb Co.	17,139	1,130,317
Brixmor Property Group Inc.[a]	1,662	42,580
Broadcom Corp. Class A	5,684	292,158
Brown-Forman Corp. Class B	1,218	129,327
Bunge Ltd.	1,450	105,792
CA Inc.	3,422	94,824
Cablevision Systems Corp. Class A	1,827	59,542

309

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

Cabot Oil & Gas Corp.	4,176	$90,661
Calpine Corp.[b]	3,509	54,425
Camden Property Trust	928	68,477
Cameron International Corp.[b]	2,059	140,033
Campbell Soup Co.	1,885	95,739
Capital One Financial Corp.	5,713	450,756
Cardinal Health Inc.	3,393	278,905
CarMax Inc.[b]	2,204	130,058
Carnival Corp.	4,303	232,706
Caterpillar Inc.	5,935	433,196
CBRE Group Inc. Class Ab	3,277	122,167
CBS Corp. Class B NVS	4,740	220,505
CDK Global Inc.	1,418	70,602
Celanese Corp. Series A	1,624	115,385
Celgene Corp.[b]	8,232	1,010,149
Centene Corp.[a],b	1,139	67,748
CenterPoint Energy Inc.	4,321	80,155
CenturyLink Inc.	5,916	166,890
Cerner Corp.[b]	3,132	207,620
CF Industries Holdings Inc.	2,378	120,731
CH Robinson Worldwide Inc.	1,479	102,613
Charles Schwab Corp. (The)	12,238	373,504
Charter Communications Inc. Class Aa,b	876	167,263
Cheniere Energy Inc.[b]	2,349	116,322
Chesapeake Energy Corp.[a]	6,320	45,062
Chevron Corp.	19,327	1,756,438
Chipotle Mexican Grill Inc.[b]	319	204,233
Chubb Corp. (The)	2,403	310,828
Church & Dwight Co. Inc.	1,299	111,831
Cigna Corp.	2,637	353,463
Cimarex Energy Co.	928	109,560
Cincinnati Financial Corp.	1,624	97,814
Cintas Corp.	1,044	97,186
Cisco Systems Inc.	52,051	1,501,671
CIT Group Inc.	1,755	75,465
Citigroup Inc.	31,337	1,666,188
Citizens Financial Group Inc.	4,379	106,410
Citrix Systems Inc.[b]	1,653	135,711
Clorox Co. (The)	1,371	167,180
CME Group Inc./IL	3,340	315,530
CMS Energy Corp.	2,697	97,281
Coach Inc.	2,987	93,194
Cobalt International Energy Inc.[b]	3,306	25,357
Coca-Cola Co. (The)	42,689	1,807,879
Coca-Cola Enterprises Inc.	2,320	119,109
Cognizant Technology Solutions Corp. Class Ab	6,264	426,641
Colgate-Palmolive Co.	8,937	592,970
Columbia Pipeline Group Inc.	3,248	67,461
Comcast Corp. Class A	21,953	1,374,697
Comcast Corp. Class A Special NVS	3,989	250,150
Comerica Inc.	1,972	85,585
Communications Sales & Leasing Inc./CSL Capital LLC[b]	1,409	28,307
Computer Sciences Corp.	1,421	94,624
ConAgra Foods Inc.	4,350	176,393
Concho Resources Inc.[b]	1,284	148,828
ConocoPhillips	13,108	699,312
CONSOL Energy Inc.	2,465	16,417
Consolidated Edison Inc.	2,948	193,831
Constellation Brands Inc. Class A	1,798	242,370
Continental Resources Inc./OKa,b	986	33,435
Cooper Companies Inc. (The)	493	75,113
Core Laboratories NV	493	57,351
Corning Inc.	13,282	247,045

Security	Shares	Value

Costco Wholesale Corp.	4,553	$719,920
CR Bard Inc.	783	145,912
Crown Castle International Corp.	3,437	293,726
Crown Holdings Inc.[b]	1,479	78,446
CSX Corp.	10,103	272,680
Cummins Inc.	1,798	186,111
CVS Health Corp.	11,664	1,152,170
Danaher Corp.	6,177	576,376
Darden Restaurants Inc.	1,117	69,131
DaVita HealthCare Partners Inc.[b]	1,798	139,363
Deere & Co.	3,327	259,506
Delphi Automotive PLC	2,981	247,989
Delta Air Lines Inc.	2,262	115,000
DENTSPLY International Inc.	1,537	93,526
Devon Energy Corp.	4,002	167,804
Dick’s Sporting Goods Inc.	986	43,926
Digital Realty Trust Inc.	1,392	102,952
Discover Financial Services	4,572	257,038
Discovery Communications Inc. Class Aa,b	1,508	44,396
Discovery Communications Inc. Class C NVS[b]	2,784	76,616
DISH Network Corp. Class Ab	2,321	146,153
Dollar General Corp.	3,162	214,289
Dollar Tree Inc.[b]	2,413	158,027
Dominion Resources Inc./VA	6,024	430,294
Dover Corp.	1,653	106,503
Dow Chemical Co. (The)	11,934	616,630
DR Horton Inc.	3,451	101,597
Dr Pepper Snapple Group Inc.	2,030	181,421
DTE Energy Co.	1,769	144,333
Duke Energy Corp.	7,018	501,576
Duke Realty Corp.	3,393	70,235
Dun & Bradstreet Corp. (The)	377	42,929
E*TRADE Financial Corp.[b]	3,016	85,986
Eastman Chemical Co.	1,537	110,925
Eaton Corp. PLC	4,806	268,703
Eaton Vance Corp. NVS	1,102	39,793
eBay Inc.[b]	11,377	317,418
Ecolab Inc.	2,726	328,074
Edgewell Personal Care Co.	638	54,045
Edison International	3,438	208,068
Edwards Lifesciences Corp.[b]	1,073	168,622
EI du Pont de Nemours & Co.	9,280	588,352
Electronic Arts Inc.[b]	3,306	238,263
Eli Lilly & Co.	10,303	840,416
EMC Corp./MA	19,981	523,902
Emerson Electric Co.	6,699	316,394
Energen Corp.	755	43,903
Ensco PLC Class A	2,436	40,511
Entergy Corp.	1,885	128,482
Envision Healthcare Holdings Inc.[b]	1,879	52,988
EOG Resources Inc.	5,684	487,971
EQT Corp.	1,566	103,466
Equifax Inc.	1,218	129,802
Equinix Inc.[a]	603	178,898
Equity Residential	3,724	287,940
Essex Property Trust Inc.	700	154,308
Estee Lauder Companies Inc. (The) Class A	2,314	186,184
Everest Re Group Ltd.	377	67,095
Eversource Energy	3,381	172,228
Exelon Corp.	8,868	247,595
Expedia Inc.	1,011	137,799
Expeditors International of Washington Inc.	2,001	99,630
Express Scripts Holding Co.[b]	7,501	647,936

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

Extra Space Storage Inc.	1,077	$85,341
Exxon Mobil Corp.	43,172	3,572,051
F5 Networks Inc.[a],b	725	79,895
Facebook Inc. Class Ab	22,069	2,250,376
Fastenal Co.	2,987	116,971
Federal Realty Investment Trust	773	110,918
FedEx Corp.	2,784	434,443
Fidelity National Information Services Inc.	2,987	217,812
Fifth Third Bancorp	8,613	164,078
FireEye Inc.[a],b	1,238	32,374
First Republic Bank/CA	1,479	96,593
FirstEnergy Corp.	4,408	137,530
Fiserv Inc.[b]	2,426	234,133
FleetCor Technologies Inc.[b]	781	113,136
Flextronics International Ltd.[a],b	6,177	70,356
FLIR Systems Inc.	1,479	39,445
Flowserve Corp.	1,421	65,878
Fluor Corp.	1,624	77,643
FMC Corp.	1,396	56,831
FMC Technologies Inc.[b]	2,494	84,372
FNF Group	2,665	94,021
Foot Locker Inc.	1,479	100,202
Ford Motor Co.	38,305	567,297
Fortune Brands Home & Security Inc.	1,600	83,728
Franklin Resources Inc.	4,147	169,032
Freeport-McMoRan Inc.	10,665	125,527
Freescale Semiconductor Ltd.[b]	1,139	38,145
Frontier Communications Corp.	12,586	64,692
GameStop Corp. Class Aa	1,189	54,777
Gap Inc. (The)	2,436	66,308
Garmin Ltd.	1,247	44,231
Gartner Inc.[b]	864	78,339
General Dynamics Corp.	2,929	435,191
General Electric Co.	104,487	3,021,764
General Growth Properties Inc.	5,771	167,070
General Mills Inc.	6,136	356,563
General Motors Co.	15,006	523,859
Genuine Parts Co.	1,595	144,762
Gilead Sciences Inc.	15,196	1,643,143
Goldman Sachs Group Inc. (The)	3,975	745,313
Goodyear Tire & Rubber Co. (The)	2,801	91,985
H&R Block Inc.	2,900	108,054
Halliburton Co.	8,816	338,358
Hanesbrands Inc.	4,176	133,381
Harley-Davidson Inc.	2,076	102,658
Harman International Industries Inc.	678	74,553
Harris Corp.	1,247	98,675
Hartford Financial Services Group Inc. (The)	4,307	199,242
Hasbro Inc.	1,218	93,579
HCA Holdings Inc.[a],b	3,495	240,421
HCP Inc.	4,640	172,608
Helmerich & Payne Inc.[a]	1,201	67,580
Henry Schein Inc.[b]	870	131,988
Hershey Co. (The)	1,595	141,461
Hertz Global Holdings Inc.[b]	3,962	77,259
Hess Corp.	2,747	154,409
Hewlett-Packard Co.	18,859	508,439
Hilton Worldwide Holdings Inc.	5,336	133,347
HollyFrontier Corp.	2,001	97,989
Hologic Inc.[b]	2,578	100,181
Home Depot Inc. (The)	13,340	1,649,358
Honeywell International Inc.	7,453	769,746
Hormel Foods Corp.	1,421	95,989

Security	Shares	Value

Host Hotels & Resorts Inc.	7,598	$131,673
Hudson City Bancorp Inc.	4,553	46,076
Humana Inc.	1,535	274,197
Huntington Bancshares Inc./OH	8,468	92,894
IHS Inc. Class Ab	696	83,200
Illinois Tool Works Inc.	3,520	323,629
Illumina Inc.[b]	1,479	211,911
Incyte Corp.[b]	1,711	201,094
Ingersoll-Rand PLC	2,813	166,698
Intel Corp.	49,097	1,662,424
Intercontinental Exchange Inc.	1,133	285,969
International Business Machines Corp.	9,686	1,356,815
International Flavors & Fragrances Inc.	812	94,241
International Paper Co.	4,176	178,273
Interpublic Group of Companies Inc. (The)	4,437	101,740
Intuit Inc.	2,755	268,420
Intuitive Surgical Inc.[b]	377	187,218
Invesco Ltd.	4,611	152,947
Iron Mountain Inc.	2,206	67,592
Isis Pharmaceuticals Inc.[a,b]	1,218	58,647
Jacobs Engineering Group Inc.[b]	1,276	51,219
Jarden Corp.[b]	2,098	93,990
JB Hunt Transport Services Inc.	957	73,086
JM Smucker Co. (The)	1,215	142,629
Johnson & Johnson	28,624	2,891,883
Johnson Controls Inc.	6,757	305,281
Jones Lang LaSalle Inc.	435	72,519
JPMorgan Chase & Co.	38,251	2,457,627
Juniper Networks Inc.	3,625	113,789
Kansas City Southern	1,160	96,002
Kellogg Co.	2,726	192,238
Keurig Green Mountain Inc.	1,247	63,285
KeyCorp	9,204	114,314
Kimberly-Clark Corp.	3,799	454,778
Kimco Realty Corp.	3,799	101,699
Kinder Morgan Inc./DE	18,821	514,754
KLA-Tencor Corp.	1,682	112,896
Kohl’s Corp.	2,175	100,311
Kraft Heinz Co. (The)	6,090	474,837
Kroger Co. (The)	9,686	366,131
L Brands Inc.	2,581	247,724
L-3 Communications Holdings Inc.	808	102,131
Laboratory Corp. of America Holdings[b]	1,081	132,682
Lam Research Corp.	1,682	128,824
Las Vegas Sands Corp.	3,988	197,446
Lear Corp.	802	100,298
Legg Mason Inc.	1,044	46,719
Leggett & Platt Inc.	1,305	58,764
Lennar Corp. Class A	1,798	90,026
Leucadia National Corp.	3,190	63,832
Level 3 Communications Inc.[b]	2,967	151,169
Liberty Global PLC Series Ab	2,554	113,704
Liberty Global PLC Series C NVS[b]	6,435	274,388
Liberty Interactive Corp. QVC Group Series Ab	4,611	126,203
Liberty Media Corp. Class Aa,b	986	40,189
Liberty Media Corp. Class Cb	2,150	84,173
Liberty Property Trust	1,508	51,302
Lincoln National Corp.	2,697	144,316
Linear Technology Corp.	2,349	104,343
LinkedIn Corp. Class Ab	1,131	272,424
LKQ Corp.[b]	2,813	83,293
Lockheed Martin Corp.	2,813	618,382
Loews Corp.	3,170	115,578

311

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

Lowe’s Companies Inc.	9,715	$717,258
lululemon athletica Inc.[b]	1,073	52,759
LyondellBasell Industries NV Class A	4,191	389,386
M&T Bank Corp.	1,276	152,929
Macerich Co. (The)	1,380	116,941
Macy’s Inc.	3,443	175,524
Mallinckrodt PLC[b]	1,189	78,082
ManpowerGroup Inc.	783	71,864
Marathon Oil Corp.	6,873	126,326
Marathon Petroleum Corp.	5,614	290,805
Marriott International Inc./MD Class A	2,225	170,836
Marsh & McLennan Companies Inc.	5,626	313,593
Martin Marietta Materials Inc.	551	85,488
Marvell Technology Group Ltd.	5,017	41,190
Masco Corp.	3,483	101,007
MasterCard Inc. Class A	10,411	1,030,585
Mattel Inc.	3,567	87,677
Maxim Integrated Products Inc.	2,987	122,407
McCormick & Co. Inc./MD	1,189	99,852
McDonald’s Corp.	9,906	1,111,948
McGraw Hill Financial Inc.	2,784	257,910
McKesson Corp.	2,407	430,372
MDU Resources Group Inc.	2,146	40,474
Mead Johnson Nutrition Co.	2,146	175,972
Medivation Inc.[b]	1,566	65,866
Merck & Co. Inc.	29,243	1,598,422
MetLife Inc.	9,703	488,837
Mettler-Toledo International Inc.[b]	261	81,168
MGM Resorts International[b]	4,582	106,257
Michael Kors Holdings Ltd.[b]	2,117	81,801
Microchip Technology Inc.	2,001	96,628
Micron Technology Inc.[b]	11,023	182,541
Microsoft Corp.	79,373	4,178,195
Mohawk Industries Inc.[b]	667	130,399
Molson Coors Brewing Co. Class B	1,537	135,410
Mondelez International Inc. Class A	16,655	768,795
Monsanto Co.	4,843	451,464
Monster Beverage Corp.[b]	1,450	197,664
Moody’s Corp.	1,881	180,877
Morgan Stanley	15,196	501,012
Mosaic Co. (The)	3,364	113,670
Motorola Solutions Inc.	2,078	145,398
Murphy Oil Corp.	1,682	47,819
Nabors Industries Ltd.	2,929	29,407
Nasdaq Inc.	1,247	72,189
National Oilwell Varco Inc.	4,133	155,566
Navient Corp.	4,205	55,464
NetApp Inc.	3,306	112,404
Netflix Inc.[b]	4,219	457,255
NetSuite Inc.[a],b	348	29,604
New York Community Bancorp Inc.	4,553	75,216
Newell Rubbermaid Inc.	2,813	119,356
Newmont Mining Corp.	5,075	98,760
News Corp. Class A	3,976	61,230
NextEra Energy Inc.	4,476	459,506
NIKE Inc. Class B	7,047	923,368
Noble Energy Inc.	4,394	157,481
Nordstrom Inc.	1,508	98,337
Norfolk Southern Corp.	3,190	255,296
Northern Trust Corp.	2,378	167,387
Northrop Grumman Corp.	1,941	364,423
Norwegian Cruise Line Holdings Ltd.[b]	1,740	110,699
NRG Energy Inc.	3,394	43,749

Security	Shares	Value

Nuance Communications Inc.[b]	2,610	$44,292
Nucor Corp.	3,190	134,937
NVIDIA Corp.	5,771	163,723
O’Reilly Automotive Inc.[b]	1,044	288,415
Occidental Petroleum Corp.	7,975	594,457
Oceaneering International Inc.	1,073	45,087
OGE Energy Corp.	2,030	57,875
Omnicom Group Inc.	2,486	186,251
ONEOK Inc.	2,191	74,319
Oracle Corp.	35,844	1,392,181
PACCAR Inc.	3,567	187,803
Packaging Corp. of America	986	67,492
Palo Alto Networks Inc.[b]	696	112,056
Parker-Hannifin Corp.	1,508	157,888
PartnerRe Ltd.	439	61,021
Patterson Companies Inc.	899	42,613
Paychex Inc.	3,422	176,507
PayPal Holdings Inc.[b]	11,000	396,110
People’s United Financial Inc.	2,958	47,180
Pepco Holdings Inc.	2,581	68,732
PepsiCo Inc.	15,277	1,561,157
Perrigo Co. PLC	1,508	237,872
Pfizer Inc.	63,771	2,156,735
PG&E Corp.	4,843	258,616
Philip Morris International Inc.	16,009	1,415,196
Phillips 66	5,620	500,461
Pinnacle West Capital Corp.	1,102	69,988
Pioneer Natural Resources Co.	1,506	206,533
Plum Creek Timber Co. Inc.	1,769	72,069
PNC Financial Services Group Inc. (The)[e]	5,359	483,703
Polaris Industries Inc.	638	71,673
PPG Industries Inc.	2,842	296,307
PPL Corp.	6,786	233,438
Praxair Inc.	2,987	331,826
Precision Castparts Corp.	1,421	327,981
Priceline Group Inc. (The)[b]	522	759,113
Principal Financial Group Inc.	3,074	154,192
Procter & Gamble Co. (The)	28,043	2,141,924
Progressive Corp. (The)	6,323	209,481
Prologis Inc.	5,133	219,333
Prudential Financial Inc.	4,727	389,978
Public Service Enterprise Group Inc.	5,220	215,534
Public Storage	1,508	346,026
PulteGroup Inc.	3,335	61,131
Puma Biotechnology Inc.[a],b	279	22,995
PVH Corp.	841	76,489
Qorvo Inc.[b]	1,508	66,246
QUALCOMM Inc.	16,781	997,127
Quanta Services Inc.[a],b	2,088	41,990
Quest Diagnostics Inc.	1,413	96,013
Quintiles Transnational Holdings Inc.[b]	812	51,684
Rackspace Hosting Inc.[b]	1,276	32,985
Ralph Lauren Corp.	638	70,671
Range Resources Corp.	1,682	51,200
Raymond James Financial Inc.	1,408	77,595
Raytheon Co.	3,190	374,506
Realogy Holdings Corp.[b]	1,508	58,963
Realty Income Corp.[a]	2,228	110,197
Red Hat Inc.[b]	1,972	156,005
Regency Centers Corp.	1,015	68,979
Regeneron Pharmaceuticals Inc.[b]	783	436,436
Regions Financial Corp.	14,558	136,117
RenaissanceRe Holdings Ltd.	406	44,510

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

Republic Services Inc.	2,552	$111,624
ResMed Inc.	1,363	78,522
Reynolds American Inc.	8,782	424,346
Rite Aid Corp.[b]	10,121	79,753
Robert Half International Inc.	1,363	71,776
Rockwell Automation Inc.	1,392	151,951
Rockwell Collins Inc.	1,305	113,170
Roper Technologies Inc.	992	184,859
Ross Stores Inc.	4,350	220,023
Royal Caribbean Cruises Ltd.	1,827	179,685
salesforce.com inc.[b]	6,438	500,297
SanDisk Corp.	2,167	166,859
SBA Communications Corp. Class Ab	1,334	158,773
SCANA Corp.	1,305	77,282
Schlumberger Ltd.	12,841	1,003,653
Scripps Networks Interactive Inc. Class A	812	48,785
Seagate Technology PLC	3,422	130,241
Sealed Air Corp.	2,233	109,685
SEI Investments Co.	1,537	79,647
Sempra Energy	2,436	249,471
Sensata Technologies Holding NVa,b	1,711	82,282
ServiceNow Inc.[b]	1,479	120,760
Sherwin-Williams Co. (The)	813	216,933
Sigma-Aldrich Corp.	1,189	166,127
Signet Jewelers Ltd.	783	118,186
Simon Property Group Inc.	3,225	649,709
Sirius XM Holdings Inc.[b]	27,869	113,706
Skyworks Solutions Inc.	1,972	152,317
SL Green Realty Corp.[a]	986	116,959
Snap-on Inc.	609	101,027
Southern Co. (The)	9,280	418,528
Southwest Airlines Co.	1,798	83,229
Southwestern Energy Co.[b]	4,118	45,463
Spectra Energy Corp.	7,105	202,990
Splunk Inc.[b]	1,263	70,930
Sprint Corp.[a],b	8,700	41,151
St. Jude Medical Inc.	2,929	186,899
Stanley Black & Decker Inc.	1,663	176,245
Staples Inc.	6,554	85,136
Starbucks Corp.	15,515	970,774
Starwood Hotels & Resorts Worldwide Inc.	1,732	138,335
State Street Corp.	4,197	289,593
Stericycle Inc.[b]	841	102,072
Stryker Corp.	3,476	332,375
SunEdison Inc.[a,b]	2,832	20,674
SunTrust Banks Inc.	5,394	223,959
Symantec Corp.	6,844	140,986
Synchrony Financial[b]	1,740	53,522
Synopsys Inc.[b]	1,624	81,168
Sysco Corp.	5,974	246,428
T Rowe Price Group Inc.	2,697	203,947
T-Mobile U.S. Inc.[b]	2,958	112,079
Tableau Software Inc. Class Ab	514	43,155
Target Corp.	6,206	478,979
TD Ameritrade Holding Corp.	2,784	95,964
TE Connectivity Ltd.	4,205	270,970
TEGNA Inc.	2,247	60,759
Teradata Corp.[b]	1,434	40,310
Tesla Motors Inc.[a],b	961	198,860
Tesoro Corp.	1,363	145,746
Texas Instruments Inc.	10,614	602,026
Textron Inc.	2,958	124,739
Thermo Fisher Scientific Inc.	4,147	542,345

Security	Shares	Value

Tiffany & Co.	1,334	$109,975
Time Warner Cable Inc.	2,906	550,396
Time Warner Inc.	8,543	643,630
TJX Companies Inc. (The)	6,989	511,525
Toll Brothers Inc.[b]	1,783	64,135
Torchmark Corp.	1,326	76,921
Total System Services Inc.	1,856	97,347
Towers Watson & Co. Class A	696	85,998
Tractor Supply Co.	1,450	133,966
TransDigm Group Inc.[b]	555	122,017
Travelers Companies Inc. (The)	3,416	385,632
Trimble Navigation Ltd.[b]	2,668	60,697
TripAdvisor Inc.[b]	1,160	97,185
Twenty-First Century Fox Inc. Class A	12,905	396,054
Twenty-First Century Fox Inc. Class B	4,437	137,015
Twitter Inc.[a],b	5,048	143,666
Tyson Foods Inc. Class A	3,103	137,649
U.S. Bancorp	18,154	765,736
UDR Inc.	2,726	93,938
Ulta Salon Cosmetics & Fragrance Inc.[b]	667	116,031
Under Armour Inc. Class Ab	1,868	177,609
Union Pacific Corp.	8,951	799,772
United Continental Holdings Inc.[b]	1,044	62,964
United Parcel Service Inc. Class B	7,275	749,471
United Rentals Inc.[b]	1,015	75,983
United Technologies Corp.	8,671	853,313
United Therapeutics Corp.[b]	493	72,289
UnitedHealth Group Inc.	9,823	1,156,953
Universal Health Services Inc. Class B	957	116,840
Unum Group	2,668	92,446
Urban Outfitters Inc.[b]	1,218	34,835
Valero Energy Corp.	5,336	351,749
Vantiv Inc. Class Ab	1,595	79,989
Varian Medical Systems Inc.[b]	1,044	81,985
Ventas Inc.	3,458	185,764
VEREIT Inc.	9,106	75,216
VeriSign Inc.[a],b	1,160	93,496
Verisk Analytics Inc. Class Aa,b	1,694	121,307
Verizon Communications Inc.	42,196	1,978,148
Vertex Pharmaceuticals Inc.[b]	2,560	319,334
VF Corp.	3,538	238,886
Viacom Inc. Class B NVS	3,617	178,354
Visa Inc. Class A	19,995	1,551,212
VMware Inc. Class Ab	841	50,586
Vornado Realty Trust	1,740	174,957
Voya Financial Inc.	2,291	92,946
Vulcan Materials Co.	1,392	134,439
WABCO Holdings Inc.[b]	554	62,175
Wabtec Corp./DE	986	81,710
Wal-Mart Stores Inc.	16,638	952,359
Walgreens Boots Alliance Inc.	8,955	758,309
Walt Disney Co. (The)	16,733	1,903,211
Waste Management Inc.	4,803	258,209
Waters Corp.[b]	899	114,892
WEC Energy Group Inc.	3,262	168,189
Wells Fargo & Co.	50,460	2,731,904
Welltower Inc.	3,668	237,943
Western Digital Corp.	2,320	155,022
Western Union Co. (The)	5,365	103,276
Westlake Chemical Corp.	493	29,713
WestRock Co.	2,740	147,302
Weyerhaeuser Co.	5,568	163,309
Whirlpool Corp.	812	130,034

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2015

Security	Shares	Value

WhiteWave Foods Co. (The)[b]	1,786	$73,190
Whiting Petroleum Corp.[b]	2,175	37,475
Whole Foods Market Inc.	3,654	109,474
Williams Companies Inc. (The)	7,511	296,234
Willis Group Holdings PLC	1,798	80,209
Workday Inc. Class Ab	1,112	87,815
WR Berkley Corp.	1,102	61,525
WW Grainger Inc.	609	127,890
Wyndham Worldwide Corp.	1,305	106,162
Wynn Resorts Ltd.	841	58,828
Xcel Energy Inc.	5,336	190,122
Xerox Corp.	10,465	98,266
Xilinx Inc.	2,813	133,955
XL Group PLC	3,219	122,580
Xylem Inc./NY	1,972	71,801
Yahoo! Inc.[b]	9,198	327,633
Yum! Brands Inc.	4,460	316,259
Zillow Group Inc. Class Aa,b	493	15,189
Zillow Group Inc. Class Ca,b	986	27,302
Zimmer Biomet Holdings Inc.	1,740	181,952
Zoetis Inc.	4,886	210,147

		197,851,835

TOTAL COMMON STOCKS
(Cost: $267,354,306)		310,533,678

PREFERRED STOCKS — 0.22%

GERMANY — 0.18%
Bayerische Motoren Werke AG	609	49,520
Fuchs Petrolub SE	638	30,738
Henkel AG & Co. KGaA	1,856	202,358
Porsche Automobil Holding SE	1,595	75,057
Volkswagen AG	1,686	203,565

		561,238
ITALY — 0.04%
Intesa Sanpaolo SpA RSP	9,773	31,372
Telecom Italia SpA RSP	72,036	81,405

		112,777
UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC	1,752,401	2,707

		2,707

TOTAL PREFERRED STOCKS
(Cost: $775,079)		676,722

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Santander SAb	145,998	8,064

		8,064

TOTAL RIGHTS
(Cost: $8,280)		8,064

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.98%

MONEY MARKET FUNDS — 1.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	5,696,647	$5,696,647
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	294,766	294,766
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	185,494	185,494

		6,176,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,176,907)		6,176,907

TOTAL INVESTMENTS IN SECURITIES — 101.79%
(Cost: $274,314,572)		317,395,371
Other Assets, Less Liabilities — (1.79)%		(5,593,090)

NET ASSETS — 100.00%		$311,802,281

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

314

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 0.22%
Lockheed Martin Corp.	64,727	$14,228,936

		14,228,936
AIR FREIGHT & LOGISTICS — 1.30%
United Parcel Service Inc. Class B	826,793	85,176,215

		85,176,215
BANKS — 1.20%
M&T Bank Corp.	61,108	7,323,794
U.S. Bancorp	693,223	29,240,146
Wells Fargo & Co.	770,829	41,732,682

		78,296,622
BEVERAGES — 2.53%
Coca-Cola Co. (The)	1,598,081	67,678,730
PepsiCo Inc.	959,409	98,042,006

		165,720,736
BIOTECHNOLOGY — 0.47%
Amgen Inc.	20,433	3,232,092
Baxalta Inc.	799,527	27,551,700

		30,783,792
CHEMICALS — 3.35%
Ecolab Inc.	408,168	49,123,019
Monsanto Co.	278,885	25,997,660
Praxair Inc.	456,705	50,735,358
Sherwin-Williams Co. (The)	125,297	33,432,998
Sigma-Aldrich Corp.	428,958	59,934,012

		219,223,047
COMMERCIAL SERVICES & SUPPLIES — 2.72%
Republic Services Inc.	1,001,788	43,818,207
Stericycle Inc.[a]	563,242	68,360,681
Waste Management Inc.	1,222,322	65,712,031

		177,890,919
COMMUNICATIONS EQUIPMENT — 1.51%
Cisco Systems Inc.	926,765	26,737,170
Motorola Solutions Inc.	676,917	47,363,883
QUALCOMM Inc.	413,012	24,541,173

		98,642,226
DISTRIBUTORS — 0.14%
Genuine Parts Co.	103,205	9,366,886

		9,366,886

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.49%
Berkshire Hathaway Inc. Class Ba	592,154	$80,544,787
CME Group Inc./IL	178,816	16,892,747

		97,437,534
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.10%
AT&T Inc.	3,217,484	107,817,889
CenturyLink Inc.	104,861	2,958,129
Verizon Communications Inc.	1,972,277	92,460,345

		203,236,363
ELECTRIC UTILITIES — 4.43%
Duke Energy Corp.	1,119,375	80,001,731
NextEra Energy Inc.	365,818	37,554,876
Pepco Holdings Inc.	1,270,322	33,828,675
Southern Co. (The)	1,796,429	81,018,948
Xcel Energy Inc.	1,623,497	57,845,198

		290,249,428
FOOD & STAPLES RETAILING — 1.76%
Costco Wholesale Corp.	69,788	11,034,879
CVS Health Corp.	243,790	24,081,576
Sysco Corp.	423,152	17,455,020
Wal-Mart Stores Inc.	1,097,334	62,811,398

		115,382,873
FOOD PRODUCTS — 3.83%
Campbell Soup Co.	374,967	19,044,574
General Mills Inc.	1,566,840	91,049,072
Hershey Co. (The)	423,965	37,601,456
JM Smucker Co. (The)	36,442	4,277,926
Kellogg Co.	288,403	20,338,180
McCormick & Co. Inc./MDb	628,775	52,804,525
Mondelez International Inc. Class A	560,419	25,868,941

		250,984,674
HEALTH CARE EQUIPMENT & SUPPLIES — 4.89%
Abbott Laboratories	1,694,449	75,911,315
Baxter International Inc.	800,610	29,934,808
Becton Dickinson and Co.	547,332	78,005,757
CR Bard Inc.	262,573	48,930,478
Medtronic PLC	663,878	49,073,862
Varian Medical Systems Inc.[a,b]	487,638	38,294,212

		320,150,432
HEALTH CARE PROVIDERS & SERVICES — 7.46%
AmerisourceBergen Corp.	664,687	64,148,942
Anthem Inc.	78,013	10,855,509
Cardinal Health Inc.	378,039	31,074,806
DaVita HealthCare Partners Inc.[a,b]	434,864	33,706,309
Express Scripts Holding Co.[a]	596,764	51,548,474
Henry Schein Inc.[a,b]	505,845	76,741,745
Laboratory Corp. of America Holdings[a,b]	366,904	45,033,797
McKesson Corp.	285,363	51,022,904
Patterson Companies Inc.	555,812	26,345,489
Quest Diagnostics Inc.	429,368	29,175,556

315

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

UnitedHealth Group Inc.	584,363	$68,826,274

		488,479,805
HOTELS, RESTAURANTS & LEISURE — 3.29%
Chipotle Mexican Grill Inc.[a]	38,253	24,490,718
McDonald’s Corp.	985,884	110,665,479
Starbucks Corp.	1,075,838	67,315,184
Yum! Brands Inc.	184,202	13,061,764

		215,533,145
HOUSEHOLD PRODUCTS — 5.10%
Church & Dwight Co. Inc.	520,899	44,844,195
Clorox Co. (The)	439,030	53,535,318
Colgate-Palmolive Co.	806,351	53,501,389
Kimberly-Clark Corp.	734,925	87,977,872
Procter & Gamble Co. (The)	1,237,390	94,511,848

		334,370,622
INDUSTRIAL CONGLOMERATES — 0.55%
3M Co.	229,354	36,056,742

		36,056,742
INSURANCE — 6.08%
ACE Ltd.	147,644	16,763,500
Alleghany Corp.[a]	49,096	24,364,872
Arch Capital Group Ltd.[a]	821,753	61,541,082
Axis Capital Holdings Ltd.	449,045	24,248,430
Chubb Corp. (The)	571,027	73,862,343
Everest Re Group Ltd.	215,929	38,428,884
Marsh & McLennan Companies Inc.	701,006	39,074,074
PartnerRe Ltd.	89,397	12,426,183
RenaissanceRe Holdings Ltd.	306,952	33,651,148
Travelers Companies Inc. (The)	312,938	35,327,571
Willis Group Holdings PLC	327,451	14,607,589
WR Berkley Corp.	430,833	24,053,406

		398,349,082
INTERNET SOFTWARE & SERVICES — 2.26%
Alphabet Inc. Class Aa	57,039	42,059,988
Alphabet Inc. Class Ca	28,956	20,582,215
eBay Inc.[a]	782,761	21,839,032
Facebook Inc. Class Aa	624,590	63,689,442

		148,170,677
IT SERVICES — 8.60%
Accenture PLC Class A	672,932	72,138,310
Automatic Data Processing Inc.	1,095,184	95,270,056
Fidelity National Information Services Inc.	525,048	38,286,500
Fiserv Inc.[a,b]	800,798	77,285,015
Gartner Inc.[a]	216,839	19,660,792
International Business Machines Corp.	334,316	46,830,985
MasterCard Inc. Class A	167,094	16,540,635
Paychex Inc.	1,810,125	93,366,248
PayPal Holdings Inc.[a,b]	784,851	28,262,485
Vantiv Inc. Class Aa	102,759	5,153,364

Security	Shares	Value

Visa Inc. Class A	911,970	$70,750,633

		563,545,023
LIFE SCIENCES TOOLS & SERVICES — 0.24%
Thermo Fisher Scientific Inc.	51,602	6,748,509
Waters Corp.[a]	70,177	8,968,621

		15,717,130
MACHINERY — 0.18%
Deere & Co.	153,285	11,956,230

		11,956,230
MEDIA — 0.27%
Comcast Corp. Class A Special NVS	236,849	14,852,801
Scripps Networks Interactive Inc. Class A	47,325	2,843,286

		17,696,087
METALS & MINING — 0.99%
Newmont Mining Corp.	3,339,485	64,986,378

		64,986,378
MULTI-UTILITIES — 3.45%
Consolidated Edison Inc.	1,234,882	81,193,491
Dominion Resources Inc./VA	923,290	65,950,605
PG&E Corp.	680,090	36,316,806
Sempra Energy	79,421	8,133,505
WEC Energy Group Inc.	664,350	34,253,886

		225,848,293
MULTILINE RETAIL — 1.36%
Dollar General Corp.	245,971	16,669,455
Dollar Tree Inc.[a,b]	450,513	29,504,096
Target Corp.	552,305	42,626,900

		88,800,451
OIL, GAS & CONSUMABLE FUELS — 2.55%
Cabot Oil & Gas Corp.	312,487	6,784,093
Chevron Corp.	409,594	37,223,903
Exxon Mobil Corp.	1,044,122	86,390,654
Kinder Morgan Inc./DE	299,597	8,193,978
Occidental Petroleum Corp.	164,504	12,262,128
Spectra Energy Corp.	574,679	16,418,579

		167,273,335
PHARMACEUTICALS — 5.93%
Allergan PLC[a]	18,797	5,798,311
Bristol-Myers Squibb Co.	829,175	54,684,091
Eli Lilly & Co.	824,282	67,236,683
Johnson & Johnson	863,074	87,196,366
Mallinckrodt PLC[a]	33,684	2,212,028
Merck & Co. Inc.	1,526,086	83,415,861
Pfizer Inc.	2,600,911	87,962,810

		388,506,150

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

October 31, 2015

Security	Shares	Value

PROFESSIONAL SERVICES — 0.09%
Nielsen Holdings PLC	130,620	$6,205,756

		6,205,756
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.38%
American Capital Agency Corp.	2,338,932	41,703,157
American Tower Corp.	450,234	46,027,422
Annaly Capital Management Inc.[b]	6,278,793	62,473,990
AvalonBay Communities Inc.	315,065	55,082,814
Boston Properties Inc.	33,334	4,195,084
Brixmor Property Group Inc.	680,460	17,433,385
Camden Property Trust	58,859	4,343,206
Crown Castle International Corp.	752,593	64,316,598
Equity Residential	469,480	36,300,194
Federal Realty Investment Trust	261,375	37,504,699
General Growth Properties Inc.	471,656	13,654,441
HCP Inc.[b]	406,577	15,124,664
Public Storage[b]	443,920	101,861,883
Simon Property Group Inc.	237,506	47,847,959
UDR Inc.	101,280	3,490,109
Ventas Inc.[b]	623,163	33,476,316
Vornado Realty Trust	64,700	6,505,585
Welltower Inc.[b]	360,656	23,395,755

		614,737,261
ROAD & RAIL — 0.04%
Union Pacific Corp.	32,805	2,931,127

		2,931,127
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.41%
Intel Corp.	785,814	26,607,662

		26,607,662
SOFTWARE — 2.74%
Adobe Systems Inc.[a]	307,755	27,285,558
ANSYS Inc.[a]	136,515	13,011,245
Intuit Inc.	431,466	42,037,732
Microsoft Corp.	862,719	45,413,528
Synopsys Inc.[a]	1,025,760	51,267,485
VMware Inc. Class Aa,b	4,140	249,021

		179,264,569
SPECIALTY RETAIL — 2.59%
AutoZone Inc.[a,b]	122,326	95,953,738
Home Depot Inc. (The)	162,953	20,147,509
O’Reilly Automotive Inc.[a,b]	46,421	12,824,265
Ross Stores Inc.	137,269	6,943,066
TJX Companies Inc. (The)	457,735	33,501,625

		169,370,203
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.41%
Apple Inc.	222,140	26,545,730

		26,545,730

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.63%
NIKE Inc. Class B	67,854	$8,890,910
VF Corp.	478,625	32,316,760

		41,207,670
TOBACCO — 1.19%
Altria Group Inc.	1,020,147	61,688,289
Philip Morris International Inc.	38,833	3,432,837
Reynolds American Inc.	267,264	12,914,197

		78,035,323
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	182,689	10,479,041

		10,479,041
WIRELESS TELECOMMUNICATION SERVICES — 1.00%
SBA Communications Corp. Class Aa	552,914	65,807,824

		65,807,824

TOTAL COMMON STOCKS
(Cost: $6,212,358,945)		6,543,251,999

SHORT-TERM INVESTMENTS — 2.02%

MONEY MARKET FUNDS — 2.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	115,433,653	115,433,653
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	5,972,968	5,972,968
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	10,906,171	10,906,171

		132,312,792

TOTAL SHORT-TERM INVESTMENTS
(Cost: $132,312,792)		132,312,792

TOTAL INVESTMENTS IN SECURITIES — 101.91%
(Cost: $6,344,671,737)		6,675,564,791
Other Assets, Less Liabilities — (1.91)%		(124,900,267)

NET ASSETS — 100.00%		$6,550,664,524

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

317

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.08%
Precision Castparts Corp.	33,626	$7,761,217
TransDigm Group Inc.[a]	13,602	2,990,400

		10,751,617
AUTO COMPONENTS — 0.23%
Goodyear Tire & Rubber Co. (The)	70,458	2,313,841

		2,313,841
AUTOMOBILES — 0.57%
Tesla Motors Inc.[a,b]	27,213	5,631,186

		5,631,186
BANKS — 0.23%
First Republic Bank/CA	35,153	2,295,842

		2,295,842
BEVERAGES — 1.33%
Brown-Forman Corp. Class B	32,972	3,500,967
Coca-Cola Enterprises Inc.	70,634	3,626,349
Constellation Brands Inc. Class A	45,236	6,097,813

		13,225,129
BIOTECHNOLOGY — 2.65%
BioMarin Pharmaceutical Inc.[a]	49,553	5,799,683
Incyte Corp.[a]	55,663	6,542,072
Regeneron Pharmaceuticals Inc.[a]	24,912	13,885,700

		26,227,455
BUILDING PRODUCTS — 0.29%
Masco Corp.	97,562	2,829,298

		2,829,298
CAPITAL MARKETS — 0.28%
SEI Investments Co.	54,542	2,826,366

		2,826,366
CHEMICALS — 0.59%
Celanese Corp. Series A	36,564	2,597,872
Sigma-Aldrich Corp.	23,411	3,270,985

		5,868,857
COMMERCIAL SERVICES & SUPPLIES — 0.47%
Cintas Corp.	20,604	1,918,026
Stericycle Inc.[a]	22,539	2,735,559

		4,653,585

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.59%
Juniper Networks Inc.	85,572	$2,686,105
Palo Alto Networks Inc.[a]	19,514	3,141,754

		5,827,859
CONSTRUCTION MATERIALS — 0.66%
Martin Marietta Materials Inc.	18,233	2,828,850
Vulcan Materials Co.	38,706	3,738,225

		6,567,075
CONSUMER FINANCE — 0.32%
Ally Financial Inc.[a]	104,511	2,081,859
Synchrony Financial[a]	36,855	1,133,660

		3,215,519
CONTAINERS & PACKAGING — 0.44%
Avery Dennison Corp.	25,416	1,651,277
Sealed Air Corp.	54,988	2,701,011

		4,352,288
DISTRIBUTORS — 0.33%
LKQ Corp.[a]	110,673	3,277,028

		3,277,028
ELECTRICAL EQUIPMENT — 0.35%
Acuity Brands Inc.	16,045	3,507,437

		3,507,437
ENERGY EQUIPMENT & SERVICES — 0.54%
Cameron International Corp.[a]	78,687	5,351,503

		5,351,503
FOOD & STAPLES RETAILING — 1.66%
Walgreens Boots Alliance Inc.	193,783	16,409,544

		16,409,544
FOOD PRODUCTS — 7.40%
ConAgra Foods Inc.	171,099	6,938,065
General Mills Inc.	162,086	9,418,818
Hormel Foods Corp.	35,122	2,372,491
Kraft Heinz Co. (The)	295,027	23,003,255
McCormick & Co. Inc./MD	29,551	2,481,693
Mondelez International Inc. Class A	580,333	26,788,171
WhiteWave Foods Co. (The)[a]	56,678	2,322,664

		73,325,157
HEALTH CARE EQUIPMENT & SUPPLIES — 2.47%
CR Bard Inc.	27,011	5,033,500
Edwards Lifesciences Corp.[a]	24,192	3,801,773
Hologic Inc.[a]	87,951	3,417,776
St. Jude Medical Inc.	68,484	4,369,964

318

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

October 31, 2015

Security	Shares	Value

Stryker Corp.	81,809	$7,822,576

		24,445,589
HEALTH CARE PROVIDERS & SERVICES — 7.19%
Aetna Inc.	120,489	13,829,728
Centene Corp.[a]	21,380	1,271,682
Cigna Corp.	87,577	11,738,821
Envision Healthcare Holdings Inc.[a]	53,352	1,504,527
HCA Holdings Inc.[a]	118,951	8,182,639
Humana Inc.	40,952	7,315,256
UnitedHealth Group Inc.	196,773	23,175,924
Universal Health Services Inc. Class B	35,148	4,291,219

		71,309,796
HOTELS, RESTAURANTS & LEISURE — 5.76%
Carnival Corp.	125,078	6,764,218
Chipotle Mexican Grill Inc.[a]	7,419	4,749,866
Darden Restaurants Inc.	28,389	1,756,995
Norwegian Cruise Line Holdings Ltd.[a]	52,943	3,368,234
Royal Caribbean Cruises Ltd.	53,047	5,217,173
Starbucks Corp.	562,662	35,205,761

		57,062,247
HOUSEHOLD DURABLES — 0.87%
DR Horton Inc.	84,217	2,479,348
Mohawk Industries Inc.[a]	15,430	3,016,565
Newell Rubbermaid Inc.	73,436	3,115,890

		8,611,803
HOUSEHOLD PRODUCTS — 0.24%
Church & Dwight Co. Inc.	27,196	2,341,304

		2,341,304
INSURANCE — 6.57%
American International Group Inc.	381,465	24,055,183
Arch Capital Group Ltd.[a]	57,371	4,296,514
Assurant Inc.	29,455	2,401,466
Axis Capital Holdings Ltd.	30,569	1,650,726
Chubb Corp. (The)	94,261	12,192,660
Hartford Financial Services Group Inc. (The)	130,072	6,017,131
PartnerRe Ltd.	23,637	3,285,543
Progressive Corp. (The)	208,155	6,896,175
Torchmark Corp.	43,628	2,530,860
WR Berkley Corp.	32,132	1,793,930

		65,120,188
INTERNET & CATALOG RETAIL — 7.90%
Amazon.com Inc.[a]	88,147	55,171,208
Expedia Inc.	35,237	4,802,803
Netflix Inc.[a]	168,998	18,316,003

		78,290,014
INTERNET SOFTWARE & SERVICES — 11.76%
Alphabet Inc. Class Aa	37,849	27,909,474
Alphabet Inc. Class Ca	35,946	25,550,776
eBay Inc.[a]	340,524	9,500,620

Security	Shares	Value

Facebook Inc. Class Aa	504,630	$51,457,121
VeriSign Inc.[a,b]	26,306	2,120,264

		116,538,255
IT SERVICES — 6.69%
Accenture PLC Class A	149,920	16,071,424
Fiserv Inc.[a]	72,979	7,043,203
Total System Services Inc.	70,562	3,700,977
Vantiv Inc. Class Aa	52,017	2,608,653
Visa Inc. Class A	475,140	36,861,361

		66,285,618
LEISURE PRODUCTS — 0.33%
Hasbro Inc.	42,452	3,261,587

		3,261,587
LIFE SCIENCES TOOLS & SERVICES — 0.39%
Quintiles Transnational Holdings Inc.[a]	28,647	1,823,382
Waters Corp.[a]	16,224	2,073,427

		3,896,809
MACHINERY — 0.45%
Snap-on Inc.	17,184	2,850,654
Wabtec Corp./DE	18,927	1,568,480

		4,419,134
MEDIA — 2.36%
Cablevision Systems Corp. Class A	82,442	2,686,785
Time Warner Cable Inc.	109,272	20,696,117

		23,382,902
MULTILINE RETAIL — 1.38%
Dollar General Corp.	64,382	4,363,168
Target Corp.	121,284	9,360,699

		13,723,867
PHARMACEUTICALS — 6.70%
Allergan PLC[a]	88,268	27,228,030
Eli Lilly & Co.	384,280	31,345,720
Perrigo Co. PLC	49,972	7,882,583

		66,456,333
PROFESSIONAL SERVICES — 0.74%
Equifax Inc.	29,592	3,153,619
ManpowerGroup Inc.	19,611	1,799,898
Verisk Analytics Inc. Class Aa	33,087	2,369,360

		7,322,877
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.08%
Equinix Inc.	20,895	6,199,129
Extra Space Storage Inc.	35,007	2,773,955
UDR Inc.	51,792	1,784,752

		10,757,836

319

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

October 31, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.89%
Altera Corp.	134,633	$7,074,964
Broadcom Corp. Class A	160,767	8,263,424
Freescale Semiconductor Ltd.[a]	19,599	656,370
Skyworks Solutions Inc.	35,062	2,708,189

		18,702,947
SOFTWARE — 2.38%
Activision Blizzard Inc.	184,344	6,407,797
CDK Global Inc.	31,645	1,575,604
Citrix Systems Inc.[a]	38,721	3,178,994
Electronic Arts Inc.[a]	89,741	6,467,634
Nuance Communications Inc.[a]	72,810	1,235,586
Red Hat Inc.[a]	40,160	3,177,058
Synopsys Inc.[a]	31,209	1,559,826

		23,602,499
SPECIALTY RETAIL — 6.77%
Advance Auto Parts Inc.	21,886	4,342,839
AutoZone Inc.[a]	10,601	8,315,531
Foot Locker Inc.	60,715	4,113,441
GameStop Corp. Class Ab	28,691	1,321,794
Home Depot Inc. (The)	265,342	32,806,885
O’Reilly Automotive Inc.[a]	35,282	9,747,005
Signet Jewelers Ltd.	24,205	3,653,503
Ulta Salon Cosmetics & Fragrance Inc.[a]	16,050	2,792,058

		67,093,056
TEXTILES, APPAREL & LUXURY GOODS — 4.02%
NIKE Inc. Class B	244,224	32,000,671
PVH Corp.	22,927	2,085,211
Under Armour Inc. Class Aa,b	60,616	5,763,369

		39,849,251
THRIFTS & MORTGAGE FINANCE — 0.22%
New York Community Bancorp Inc.	130,785	2,160,568

		2,160,568
TOBACCO — 1.32%
Reynolds American Inc.	270,107	13,051,570

		13,051,570
WIRELESS TELECOMMUNICATION SERVICES — 0.36%
T-Mobile U.S. Inc.[a]	94,549	3,582,462

		3,582,462
TOTAL COMMON STOCKS
(Cost: $907,957,662)		989,725,098

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	11,664,214	$11,664,214
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	603,550	603,550
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,155,964	1,155,964

		13,423,728

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,423,728)		13,423,728

TOTAL INVESTMENTS IN SECURITIES — 101.21%
(Cost: $921,381,390)		1,003,148,826
Other Assets, Less Liabilities — (1.21)%		(11,946,902)

NET ASSETS — 100.00%		$991,201,924

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

320

Schedule of Investments (Unaudited)

iSHARES® MSCI USA QUALITY FACTOR ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 4.71%
Boeing Co. (The)	318,724	$47,193,463
Lockheed Martin Corp.	109,434	24,056,876
Rockwell Collins Inc.	42,758	3,707,974

		74,958,313
AIR FREIGHT & LOGISTICS — 0.43%
CH Robinson Worldwide Inc.	55,142	3,825,752
Expeditors International of Washington Inc.	60,572	3,015,880

		6,841,632
AUTO COMPONENTS — 0.48%
Delphi Automotive PLC	91,592	7,619,538

		7,619,538
BEVERAGES — 2.12%
Brown-Forman Corp. Class B	114,125	12,117,792
Monster Beverage Corp.[a]	158,406	21,593,906

		33,711,698
BIOTECHNOLOGY — 7.59%
Alexion Pharmaceuticals Inc.[a]	60,473	10,643,248
Biogen Inc.[a]	79,178	23,002,001
Celgene Corp.[a]	218,822	26,851,647
Gilead Sciences Inc.	539,784	58,366,844
United Therapeutics Corp.[a]	13,671	2,004,579

		120,868,319
CAPITAL MARKETS — 4.82%
Affiliated Managers Group Inc.[a]	19,495	3,514,169
Ameriprise Financial Inc.	60,522	6,981,818
BlackRock Inc.[b]	47,865	16,847,044
Charles Schwab Corp. (The)	447,502	13,657,761
Eaton Vance Corp. NVS	64,592	2,332,417
Franklin Resources Inc.	185,232	7,550,056
Invesco Ltd.	165,430	5,487,313
Raymond James Financial Inc.	47,080	2,594,579
SEI Investments Co.	72,620	3,763,168
T Rowe Price Group Inc.	131,774	9,964,750
TD Ameritrade Holding Corp.	116,029	3,999,520

		76,692,595
CHEMICALS — 2.91%
EI du Pont de Nemours & Co.	188,840	11,972,456
FMC Corp.	26,981	1,098,397
International Flavors & Fragrances Inc.	18,064	2,096,508
LyondellBasell Industries NV Class A	123,207	11,447,162
Monsanto Co.	105,152	9,802,269
Sherwin-Williams Co. (The)	21,546	5,749,119
Sigma-Aldrich Corp.	24,689	3,449,547

Security	Shares	Value

Westlake Chemical Corp.	10,521	$634,101

		46,249,559
COMMUNICATIONS EQUIPMENT — 1.82%
F5 Networks Inc.[a]	19,069	2,101,404
Harris Corp.	29,423	2,328,242
QUALCOMM Inc.	413,233	24,554,305

		28,983,951
DIVERSIFIED CONSUMER SERVICES — 0.20%
H&R Block Inc.	85,829	3,197,988

		3,197,988
DIVERSIFIED FINANCIAL SERVICES — 3.47%
Berkshire Hathaway Inc. Class Ba	389,445	52,972,309
Nasdaq Inc.	40,196	2,326,946

		55,299,255
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.13%
AT&T Inc.	1,011,574	33,897,845

		33,897,845
ELECTRIC UTILITIES — 0.92%
OGE Energy Corp.	241,847	6,895,058
Pinnacle West Capital Corp.	122,770	7,797,123

		14,692,181
ELECTRICAL EQUIPMENT — 0.95%
Emerson Electric Co.	209,023	9,872,156
Rockwell Automation Inc.	48,657	5,311,398

		15,183,554
ENERGY EQUIPMENT & SERVICES — 1.72%
FMC Technologies Inc.[a]	49,834	1,685,884
Halliburton Co.	143,446	5,505,458
Helmerich & Payne Inc.	19,475	1,095,858
National Oilwell Varco Inc.	62,532	2,353,704
Oceaneering International Inc.	20,472	860,233
Schlumberger Ltd.	202,579	15,833,575

		27,334,712
FOOD & STAPLES RETAILING — 3.06%
Costco Wholesale Corp.	307,681	48,650,520

		48,650,520
FOOD PRODUCTS — 2.23%
Campbell Soup Co.	139,544	7,087,440
Hershey Co. (The)	177,563	15,748,062
Mead Johnson Nutrition Co.	154,255	12,648,910

		35,484,412
HEALTH CARE EQUIPMENT & SUPPLIES — 0.59%
Edwards Lifesciences Corp.[a]	28,495	4,477,989

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

October 31, 2015

Security	Shares	Value

ResMed Inc.	43,097	$2,482,818
Varian Medical Systems Inc.[a]	30,559	2,399,799

		9,360,606
HEALTH CARE PROVIDERS & SERVICES — 0.20%
Henry Schein Inc.[a]	21,266	3,226,265

		3,226,265
HEALTH CARE TECHNOLOGY — 0.33%
Cerner Corp.[a]	79,139	5,246,124

		5,246,124
HOTELS, RESTAURANTS & LEISURE — 4.28%
Chipotle Mexican Grill Inc.[a]	7,723	4,944,496
McDonald’s Corp.	232,718	26,122,596
Starbucks Corp.	465,739	29,141,289
Yum! Brands Inc.	111,547	7,909,798

		68,118,179
INDUSTRIAL CONGLOMERATES — 2.60%
3M Co.	263,222	41,381,131

		41,381,131
INSURANCE — 6.39%
ACE Ltd.	110,516	12,547,987
Aflac Inc.	171,045	10,904,119
Aon PLC	109,626	10,229,202
Arch Capital Group Ltd.[a]	49,479	3,705,482
Assurant Inc.	24,811	2,022,841
Axis Capital Holdings Ltd.	35,746	1,930,284
Chubb Corp. (The)	86,848	11,233,789
Lincoln National Corp.	88,284	4,724,077
Marsh & McLennan Companies Inc.	229,885	12,813,790
Principal Financial Group Inc.	110,569	5,546,141
Progressive Corp. (The)	244,849	8,111,847
Torchmark Corp.	48,858	2,834,252
Travelers Companies Inc. (The)	116,086	13,104,948
WR Berkley Corp.	36,261	2,024,452

		101,733,211
INTERNET & CATALOG RETAIL — 1.12%
Priceline Group Inc. (The)[a]	12,282	17,860,976

		17,860,976
IT SERVICES — 8.20%
Accenture PLC Class A	268,532	28,786,630
Automatic Data Processing Inc.	124,034	10,789,718
Gartner Inc.[a]	20,929	1,897,632
MasterCard Inc. Class A	420,015	41,577,285
Paychex Inc.	110,298	5,689,171
Visa Inc. Class Ac	538,540	41,779,933

		130,520,369

Security	Shares	Value

LEISURE PRODUCTS — 0.18%
Polaris Industries Inc.	24,746	$2,779,966

		2,779,966
LIFE SCIENCES TOOLS & SERVICES — 0.24%
Mettler-Toledo International Inc.[a]	12,204	3,795,322

		3,795,322
MACHINERY — 0.12%
Flowserve Corp.	42,064	1,950,087

		1,950,087
MULTI-UTILITIES — 1.90%
MDU Resources Group Inc.	217,103	4,094,562
Public Service Enterprise Group Inc.	633,592	26,161,014

		30,255,576
MULTILINE RETAIL — 0.17%
Dollar Tree Inc.[a]	42,093	2,756,671

		2,756,671
OIL, GAS & CONSUMABLE FUELS — 5.65%
Chevron Corp.	292,278	26,562,224
Continental Resources Inc./OKa,c	14,889	504,886
Exxon Mobil Corp.	539,673	44,652,544
Marathon Petroleum Corp.	95,235	4,933,173
Phillips 66	90,036	8,017,706
Valero Energy Corp.	80,127	5,281,972

		89,952,505
PERSONAL PRODUCTS — 1.07%
Estee Lauder Companies Inc. (The) Class A	212,435	17,092,520

		17,092,520
PHARMACEUTICALS — 5.89%
Eli Lilly & Co.	242,491	19,779,991
Johnson & Johnson	732,152	73,969,316

		93,749,307
PROFESSIONAL SERVICES — 0.17%
Robert Half International Inc.	51,954	2,735,898

		2,735,898
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.97%
Public Storage	67,311	15,445,182

		15,445,182
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.46%
CBRE Group Inc. Class Aa	105,718	3,941,167
Jones Lang LaSalle Inc.	19,902	3,317,862

		7,259,029

322

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

October 31, 2015

Security	Shares	Value

ROAD & RAIL — 0.15%
JB Hunt Transport Services Inc.	30,626	$2,338,908

		2,338,908
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.45%
KLA-Tencor Corp.	55,279	3,710,327
Linear Technology Corp.	75,734	3,364,104

		7,074,431
SOFTWARE — 5.83%
CDK Global Inc.	49,311	2,455,195
Intuit Inc.	82,862	8,073,245
Microsoft Corp.	1,561,976	82,222,416

		92,750,856
SPECIALTY RETAIL — 5.53%
Bed Bath & Beyond Inc.[a]	42,023	2,505,832
Gap Inc. (The)	77,650	2,113,633
Home Depot Inc. (The)	372,313	46,032,779
O’Reilly Automotive Inc.[a]	28,735	7,938,331
Ross Stores Inc.	138,802	7,020,605
TJX Companies Inc. (The)	257,037	18,812,538
Tractor Supply Co.	38,471	3,554,336

		87,978,054
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.30%
Apple Inc.	573,116	68,487,362

		68,487,362
TEXTILES, APPAREL & LUXURY GOODS — 2.18%
Coach Inc.	66,847	2,085,626
lululemon athletica Inc.[a],c	26,682	1,311,954
Michael Kors Holdings Ltd.[a]	65,125	2,516,430
NIKE Inc. Class B	175,395	22,982,007
VF Corp.	85,488	5,772,150

		34,668,167
TOBACCO — 0.81%
Reynolds American Inc.	268,049	12,952,128

		12,952,128
TRADING COMPANIES & DISTRIBUTORS — 0.53%
Fastenal Co.	106,036	4,152,370
WW Grainger Inc.	20,480	4,300,800

		8,453,170

TOTAL COMMON STOCKS
(Cost: $1,475,116,067)		1,589,588,072

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b],d,e	10,805,445	$10,805,445
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b],d,e	559,114	559,114
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b],d	1,120,540	1,120,540

		12,485,099

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,485,099)		12,485,099

TOTAL INVESTMENTS IN SECURITIES — 100.65%
(Cost: $1,487,601,166)		1,602,073,171
Other Assets, Less Liabilities — (0.65)%		(10,326,619)

NET ASSETS — 100.00%		$1,591,746,552

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

323

Schedule of Investments (Unaudited)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 2.73%
B/E Aerospace Inc.	4,299	$201,838
Boeing Co. (The)	2,412	357,145
General Dynamics Corp.	3,062	454,952
Honeywell International Inc.	5,104	527,141
L-3 Communications Holdings Inc.	4,102	518,493
Lockheed Martin Corp.	2,776	610,248
Northrop Grumman Corp.	2,801	525,888
Precision Castparts Corp.	1,322	305,131
Raytheon Co.	3,868	454,103
Rockwell Collins Inc.	5,671	491,789
Textron Inc.	4,127	174,036
TransDigm Group Inc.[a]	1,680	369,348
United Technologies Corp.	5,020	494,018

		5,484,130
AIR FREIGHT & LOGISTICS — 0.89%
CH Robinson Worldwide Inc.	5,039	349,606
Expeditors International of Washington Inc.	7,780	387,366
FedEx Corp.	2,083	325,052
United Parcel Service Inc. Class B	6,963	717,328

		1,779,352
AIRLINES — 0.27%
American Airlines Group Inc.	1,493	69,006
Delta Air Lines Inc.	2,471	125,626
Southwest Airlines Co.	5,674	262,650
United Continental Holdings Inc.[a]	1,481	89,319

		546,601
AUTO COMPONENTS — 0.66%
Autoliv Inc.[b]	2,390	289,763
BorgWarner Inc.	3,674	157,321
Delphi Automotive PLC	3,210	267,040
Goodyear Tire & Rubber Co. (The)	3,995	131,196
Johnson Controls Inc.	4,654	210,268
Lear Corp.	2,158	269,879

		1,325,467
AUTOMOBILES — 0.35%
Ford Motor Co.	15,732	232,991
General Motors Co.	5,219	182,195
Harley-Davidson Inc.	4,742	234,492
Tesla Motors Inc.[a,b]	239	49,456

		699,134
BANKS — 3.45%
Bank of America Corp.	12,394	207,971
BB&T Corp.	15,165	563,380
CIT Group Inc.	6,949	298,807
Citigroup Inc.	4,287	227,940
Citizens Financial Group Inc.	16,639	404,328

Security	Shares	Value

Comerica Inc.	5,768	$250,331
Fifth Third Bancorp	17,560	334,518
First Republic Bank/CA	5,331	348,168
Huntington Bancshares Inc./OH	36,326	398,496
JPMorgan Chase & Co.	4,948	317,909
KeyCorp	21,686	269,340
M&T Bank Corp.	4,553	545,677
People’s United Financial Inc.	41,590	663,360
PNC Financial Services Group Inc. (The)[c]	4,862	438,844
Regions Financial Corp.	23,071	215,714
SunTrust Banks Inc.	6,695	277,976
U.S. Bancorp	13,421	566,098
Wells Fargo & Co.	11,125	602,308

		6,931,165
BEVERAGES — 1.92%
Brown-Forman Corp. Class B	5,094	540,881
Coca-Cola Co. (The)	13,925	589,724
Coca-Cola Enterprises Inc.	9,458	485,574
Constellation Brands Inc. Class A	772	104,065
Dr Pepper Snapple Group Inc.	7,227	645,877
Molson Coors Brewing Co. Class B	4,401	387,728
Monster Beverage Corp.[a]	665	90,653
PepsiCo Inc.	9,813	1,002,790

		3,847,292
BIOTECHNOLOGY — 1.00%
AbbVie Inc.	1,906	113,502
Alexion Pharmaceuticals Inc.[a]	829	145,904
Alkermes PLC[a]	1,750	125,860
Alnylam Pharmaceuticals Inc.[a]	340	29,223
Amgen Inc.	1,848	292,317
Baxalta Inc.	7,562	260,586
Biogen Inc.[a]	409	118,819
BioMarin Pharmaceutical Inc.[a]	896	104,868
Celgene Corp.[a]	1,531	187,869
Gilead Sciences Inc.	1,682	181,875
Incyte Corp.[a]	518	60,881
Isis Pharmaceuticals Inc.[a]	641	30,864
Medivation Inc.[a]	1,520	63,931
Puma Biotechnology Inc.[a],b	477	39,314
Regeneron Pharmaceuticals Inc.[a]	195	108,691
United Therapeutics Corp.[a]	603	88,418
Vertex Pharmaceuticals Inc.[a]	376	46,902

		1,999,824
BUILDING PRODUCTS — 0.18%
Fortune Brands Home & Security Inc.	3,934	205,866
Masco Corp.	5,397	156,513

		362,379
CAPITAL MARKETS — 2.50%
Affiliated Managers Group Inc.[a]	1,328	239,385
Ameriprise Financial Inc.	2,471	285,055
Bank of New York Mellon Corp. (The)	9,445	393,384
BlackRock Inc.[c]	922	324,516
Charles Schwab Corp. (The)	6,941	211,839
E*TRADE Financial Corp.[a]	4,909	139,956
Eaton Vance Corp. NVS	5,264	190,083

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

Franklin Resources Inc.	6,137	$250,144
Goldman Sachs Group Inc. (The)	1,493	279,938
Invesco Ltd.	7,773	257,830
Legg Mason Inc.	5,074	227,062
Morgan Stanley	4,934	162,674
Northern Trust Corp.	5,699	401,153
Raymond James Financial Inc.	5,704	314,347
SEI Investments Co.	7,848	406,683
State Street Corp.	3,914	270,066
T Rowe Price Group Inc.	5,542	419,086
TD Ameritrade Holding Corp.	6,885	237,326

		5,010,527
CHEMICALS — 3.28%
Air Products & Chemicals Inc.	2,877	399,846
Airgas Inc.	4,411	424,162
Albemarle Corp.	3,445	184,376
Ashland Inc.	2,480	272,106
Axalta Coating Systems Ltd.[a]	6,094	168,377
Celanese Corp. Series A	3,201	227,431
CF Industries Holdings Inc.	3,494	177,390
Dow Chemical Co. (The)	7,907	408,555
Eastman Chemical Co.	2,817	203,303
Ecolab Inc.	4,881	587,428
EI du Pont de Nemours & Co.	5,581	353,836
FMC Corp.	3,793	154,413
International Flavors & Fragrances Inc.	4,419	512,869
LyondellBasell Industries NV Class A	1,898	176,343
Monsanto Co.	4,046	377,168
Mosaic Co. (The)	4,428	149,622
PPG Industries Inc.	3,351	349,375
Praxair Inc.	6,324	702,533
Sherwin-Williams Co. (The)	1,266	337,807
Sigma-Aldrich Corp.	2,016	281,676
Westlake Chemical Corp.	2,086	125,723

		6,574,339
COMMERCIAL SERVICES & SUPPLIES — 1.69%
ADT Corp. (The)[b]	4,362	144,120
Cintas Corp.	6,321	588,422
Republic Services Inc.	16,040	701,590
Stericycle Inc.[a]	6,400	776,768
Tyco International PLC	11,741	427,842
Waste Management Inc.	13,833	743,662

		3,382,404
COMMUNICATIONS EQUIPMENT — 0.84%
Cisco Systems Inc.	9,499	274,046
F5 Networks Inc.[a]	1,038	114,388
Harris Corp.	4,427	350,308
Juniper Networks Inc.	4,915	154,282
Motorola Solutions Inc.	5,761	403,097
Palo Alto Networks Inc.[a]	822	132,342
QUALCOMM Inc.	4,464	265,251

		1,693,714
CONSTRUCTION & ENGINEERING — 0.34%
Chicago Bridge & Iron Co. NVb	2,890	129,674
Fluor Corp.	3,623	173,216

Security	Shares	Value

Jacobs Engineering Group Inc.[a]	5,110	$205,115
Quanta Services Inc.[a,b]	8,605	173,047

		681,052
CONSTRUCTION MATERIALS — 0.17%
Martin Marietta Materials Inc.	1,020	158,253
Vulcan Materials Co.	1,945	187,848

		346,101
CONSUMER FINANCE — 0.85%
Ally Financial Inc.[a]	12,477	248,542
American Express Co.	4,840	354,578
Capital One Financial Corp.	4,201	331,459
Discover Financial Services	5,929	333,328
Navient Corp.	13,711	180,848
Synchrony Financial[a],b	8,651	266,105

		1,714,860
CONTAINERS & PACKAGING — 1.03%
Avery Dennison Corp.	5,993	389,365
Ball Corp.	6,126	419,631
Crown Holdings Inc.[a]	7,043	373,561
Packaging Corp. of America	4,075	278,934
Sealed Air Corp.	3,842	188,719
WestRock Co.	7,862	422,661

		2,072,871
DISTRIBUTORS — 0.35%
Genuine Parts Co.	5,670	514,609
LKQ Corp.[a]	6,687	198,002

		712,611
DIVERSIFIED CONSUMER SERVICES — 0.12%
H&R Block Inc.	6,687	249,158

		249,158
DIVERSIFIED FINANCIAL SERVICES — 1.35%
Berkshire Hathaway Inc. Class Ba	6,059	824,145
CME Group Inc./IL	3,437	324,693
Intercontinental Exchange Inc.	1,239	312,724
Leucadia National Corp.	12,781	255,748
McGraw Hill Financial Inc.	1,977	183,149
Moody’s Corp.	1,738	167,126
Nasdaq Inc.	6,778	392,379
Voya Financial Inc.	6,207	251,818

		2,711,782
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.93%
AT&T Inc.	26,525	888,853
CenturyLink Inc.	7,594	214,227
Frontier Communications Corp.	27,361	140,635
Level 3 Communications Inc.[a]	2,099	106,944
Verizon Communications Inc.	11,112	520,931

		1,871,590

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

ELECTRIC UTILITIES — 3.62%
American Electric Power Co. Inc.	9,981	$565,424
Duke Energy Corp.	9,049	646,732
Edison International	8,325	503,829
Entergy Corp.	5,949	405,484
Eversource Energy	11,731	597,577
Exelon Corp.	9,287	259,293
FirstEnergy Corp.	9,580	298,896
NextEra Energy Inc.	5,874	603,025
OGE Energy Corp.	15,398	438,997
Pepco Holdings Inc.	14,250	379,477
Pinnacle West Capital Corp.	8,221	522,116
PPL Corp.	17,060	586,864
Southern Co. (The)	16,102	726,200
Xcel Energy Inc.	20,284	722,719

		7,256,633
ELECTRICAL EQUIPMENT — 0.80%
Acuity Brands Inc.	904	197,615
AMETEK Inc.	6,954	381,218
Eaton Corp. PLC	3,063	171,252
Emerson Electric Co.	7,106	335,616
Rockwell Automation Inc.	2,225	242,881
Sensata Technologies Holding NVa	5,652	271,805

		1,600,387
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.91%
Amphenol Corp. Class A	6,071	329,170
Arrow Electronics Inc.[a]	3,812	209,622
Avnet Inc.	5,339	242,551
Corning Inc.	10,342	192,361
Flextronics International Ltd.[a]	17,021	193,869
FLIR Systems Inc.	6,494	173,195
TE Connectivity Ltd.	5,210	335,732
Trimble Navigation Ltd.[a]	6,558	149,195

		1,825,695
ENERGY EQUIPMENT & SERVICES — 0.78%
Baker Hughes Inc.	2,800	147,504
Cameron International Corp.[a],b	2,917	198,385
Core Laboratories NV	1,012	117,726
Ensco PLC Class A	3,563	59,253
FMC Technologies Inc.[a]	3,909	132,241
Halliburton Co.	3,596	138,014
Helmerich & Payne Inc.	1,753	98,641
Nabors Industries Ltd.	4,589	46,074
National Oilwell Varco Inc.	4,490	169,004
Oceaneering International Inc.	3,876	162,870
Schlumberger Ltd.	2,896	226,351
Weatherford International PLC[a]	6,238	63,877

		1,559,940
FOOD & STAPLES RETAILING — 1.72%
Costco Wholesale Corp.	4,627	731,621
CVS Health Corp.	6,485	640,588
Kroger Co. (The)	11,915	450,387
Rite Aid Corp.[a]	6,679	52,631
Sysco Corp.	18,604	767,415

Security	Shares	Value

Wal-Mart Stores Inc.	8,313	$475,836
Walgreens Boots Alliance Inc.	2,538	214,918
Whole Foods Market Inc.	3,794	113,668

		3,447,064
FOOD PRODUCTS — 3.46%
Archer-Daniels-Midland Co.	5,641	257,568
Bunge Ltd.	5,387	393,035
Campbell Soup Co.	9,765	495,964
ConAgra Foods Inc.	12,035	488,019
General Mills Inc.	13,871	806,044
Hershey Co. (The)	6,433	570,543
Hormel Foods Corp.	8,234	556,207
JM Smucker Co. (The)	5,270	618,645
Kellogg Co.	11,858	836,226
Kraft Heinz Co. (The)	2,442	190,403
McCormick & Co. Inc./MD	7,041	591,303
Mead Johnson Nutrition Co.	2,905	238,210
Mondelez International Inc. Class A	11,119	513,253
Tyson Foods Inc. Class A	4,671	207,206
WhiteWave Foods Co. (The)[a]	4,318	176,952

		6,939,578
HEALTH CARE EQUIPMENT & SUPPLIES — 2.77%
Abbott Laboratories	9,059	405,843
Baxter International Inc.	7,651	286,071
Becton Dickinson and Co.	4,534	646,186
Boston Scientific Corp.[a]	10,618	194,097
Cooper Companies Inc. (The)	1,780	271,201
CR Bard Inc.	2,498	465,502
DENTSPLY International Inc.	10,270	624,930
Edwards Lifesciences Corp.[a],b	987	155,107
Hologic Inc.[a]	7,605	295,530
Intuitive Surgical Inc.[a]	271	134,579
Medtronic PLC	6,464	477,819
ResMed Inc.	3,740	215,461
St. Jude Medical Inc.	3,324	212,104
Stryker Corp.	5,155	492,921
Varian Medical Systems Inc.[a]	4,373	343,412
Zimmer Biomet Holdings Inc.	3,231	337,866

		5,558,629
HEALTH CARE PROVIDERS & SERVICES — 3.11%
Aetna Inc.	3,035	348,357
AmerisourceBergen Corp.	5,074	489,692
Anthem Inc.	1,791	249,218
Cardinal Health Inc.	4,936	405,739
Centene Corp.[a,b]	1,499	89,161
Cigna Corp.	2,500	335,100
DaVita HealthCare Partners Inc.[a]	4,936	382,589
Envision Healthcare Holdings Inc.[a]	2,343	66,073
Express Scripts Holding Co.[a]	3,873	334,550
HCA Holdings Inc.[a]	2,128	146,385
Henry Schein Inc.[a]	5,032	763,405
Humana Inc.	1,126	201,137
Laboratory Corp. of America Holdings[a]	3,825	469,480
McKesson Corp.	1,899	339,541
Patterson Companies Inc.	13,259	628,477
Quest Diagnostics Inc.	5,448	370,192
UnitedHealth Group Inc.	3,239	381,489
Universal Health Services Inc. Class B	1,939	236,732

		6,237,317

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.14%
Cerner Corp.[a,b]	4,280	$283,721

		283,721
HOTELS, RESTAURANTS & LEISURE — 2.13%
Aramark	6,117	185,651
Carnival Corp.	5,748	310,852
Chipotle Mexican Grill Inc.[a]	245	156,856
Darden Restaurants Inc.	5,032	311,431
Hilton Worldwide Holdings Inc.	4,667	116,628
Las Vegas Sands Corp.	3,334	165,066
Marriott International Inc./MD Class A	4,208	323,090
McDonald’s Corp.	8,385	941,216
MGM Resorts International[a]	6,996	162,237
Norwegian Cruise Line Holdings Ltd.[a]	3,384	215,290
Royal Caribbean Cruises Ltd.	2,114	207,912
Starbucks Corp.	6,114	382,553
Starwood Hotels & Resorts Worldwide Inc.	3,278	261,814
Wyndham Worldwide Corp.	3,742	304,412
Yum! Brands Inc.	3,118	221,098

		4,266,106
HOUSEHOLD DURABLES — 1.14%
DR Horton Inc.	4,134	121,705
Garmin Ltd.	4,874	172,881
Harman International Industries Inc.	905	99,514
Jarden Corp.[a]	6,745	302,176
Leggett & Platt Inc.	9,165	412,700
Lennar Corp. Class A	2,874	143,901
Mohawk Industries Inc.[a]	1,166	227,953
Newell Rubbermaid Inc.	9,622	408,261
PulteGroup Inc.	4,923	90,239
Toll Brothers Inc.[a]	4,313	155,139
Whirlpool Corp.	1,023	163,823

		2,298,292
HOUSEHOLD PRODUCTS — 1.95%
Church & Dwight Co. Inc.	8,167	703,097
Clorox Co. (The)	8,127	991,006
Colgate-Palmolive Co.	12,562	833,489
Kimberly-Clark Corp.	5,650	676,361
Procter & Gamble Co. (The)	9,362	715,070

		3,919,023
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.26%
AES Corp./VA	17,781	194,702
Calpine Corp.[a]	14,689	227,827
NRG Energy Inc.	7,397	95,347

		517,876
INDUSTRIAL CONGLOMERATES — 1.24%
3M Co.	4,019	631,827
Danaher Corp.	8,327	776,992
General Electric Co.	15,016	434,263
Roper Technologies Inc.	3,444	641,790

		2,484,872

Security	Shares	Value

INSURANCE — 8.97%
ACE Ltd.	7,077	$803,523
Aflac Inc.	8,205	523,069
Alleghany Corp.[a]	1,415	702,222
Allstate Corp. (The)	10,133	627,030
American International Group Inc.	5,271	332,389
Aon PLC	4,179	389,942
Arch Capital Group Ltd.[a]	14,677	1,099,161
Arthur J Gallagher & Co.	15,402	673,529
Assurant Inc.	5,797	472,629
Axis Capital Holdings Ltd.	11,974	646,596
Chubb Corp. (The)	8,811	1,139,703
Cincinnati Financial Corp.	13,924	838,643
Everest Re Group Ltd.	3,867	688,210
FNF Group	8,236	290,566
Hartford Financial Services Group Inc. (The)	7,132	329,926
Lincoln National Corp.	3,202	171,339
Loews Corp.	16,584	604,653
Marsh & McLennan Companies Inc.	12,644	704,777
MetLife Inc.	4,383	220,816
PartnerRe Ltd.	5,154	716,406
Principal Financial Group Inc.	6,515	326,792
Progressive Corp. (The)	20,829	690,065
Prudential Financial Inc.	2,663	219,698
RenaissanceRe Holdings Ltd.	7,975	874,299
Torchmark Corp.	13,599	788,878
Travelers Companies Inc. (The)	7,290	822,968
Unum Group	9,410	326,056
Willis Group Holdings PLC	12,783	570,250
WR Berkley Corp.	14,854	829,299
XL Group PLC	14,918	568,077

		17,991,511
INTERNET & CATALOG RETAIL — 0.59%
Amazon.com Inc.[a]	397	248,482
Expedia Inc.	1,064	145,023
Liberty Interactive Corp. QVC Group Series Aa	16,930	463,374
Netflix Inc.[a]	367	39,776
Priceline Group Inc. (The)[a]	145	210,865
TripAdvisor Inc.[a]	932	78,083

		1,185,603
INTERNET SOFTWARE & SERVICES — 0.77%
Akamai Technologies Inc.[a]	1,506	91,595
Alphabet Inc. Class Aa	516	380,493
Alphabet Inc. Class Ca	233	165,619
eBay Inc.[a]	4,316	120,416
Facebook Inc. Class Aa	837	85,349
LinkedIn Corp. Class Aa	444	106,946
Rackspace Hosting Inc.[a]	1,384	35,776
Twitter Inc.[a]	3,346	95,227
VeriSign Inc.[a],b	3,254	262,273
Yahoo! Inc.[a]	4,585	163,318
Zillow Group Inc. Class Aa	504	15,528
Zillow Group Inc. Class Ca,b	1,005	27,829

		1,550,369

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

IT SERVICES — 3.29%
Accenture PLC Class A	3,900	$418,080
Alliance Data Systems Corp.[a]	1,150	341,906
Automatic Data Processing Inc.	7,552	656,948
Cognizant Technology Solutions Corp. Class Aa	3,490	237,704
Computer Sciences Corp.	2,539	169,072
Fidelity National Information Services Inc.	7,837	571,474
Fiserv Inc.[a]	6,503	627,605
FleetCor Technologies Inc.[a]	1,310	189,767
Gartner Inc.[a]	3,322	301,206
International Business Machines Corp.	2,495	349,500
MasterCard Inc. Class A	3,584	354,780
Paychex Inc.	11,197	577,541
PayPal Holdings Inc.[a]	4,316	155,419
Teradata Corp.[a]	3,237	90,992
Total System Services Inc.	9,722	509,919
Vantiv Inc. Class Aa	6,179	309,877
Visa Inc. Class A	5,034	390,538
Western Union Co. (The)	7,446	143,335
Xerox Corp.	21,626	203,068

		6,598,731
LEISURE PRODUCTS — 0.36%
Hasbro Inc.	3,978	305,630
Mattel Inc.	9,270	227,856
Polaris Industries Inc.	1,738	195,247

		728,733
LIFE SCIENCES TOOLS & SERVICES — 0.87%
Agilent Technologies Inc.	7,082	267,416
Illumina Inc.[a]	702	100,583
Mettler-Toledo International Inc.[a]	1,223	380,341
Quintiles Transnational Holdings Inc.[a]	1,488	94,711
Thermo Fisher Scientific Inc.	3,728	487,548
Waters Corp.[a]	3,264	417,139

		1,747,738
MACHINERY — 2.30%
AGCO Corp.	4,318	208,948
Caterpillar Inc.	3,699	269,990
Cummins Inc.	1,751	181,246
Deere & Co.	5,887	459,186
Dover Corp.	4,485	288,969
Flowserve Corp.	4,028	186,738
Illinois Tool Works Inc.	5,618	516,519
Ingersoll-Rand PLC	5,169	306,315
PACCAR Inc.	4,677	246,244
Parker-Hannifin Corp.	2,346	245,626
Pentair PLC	3,896	217,864
Snap-on Inc.	2,658	440,936
Stanley Black & Decker Inc.	2,851	302,149
WABCO Holdings Inc.[a]	1,903	213,574
Wabtec Corp./DE	3,765	312,005
Xylem Inc./NY	6,052	220,353

		4,616,662
MEDIA — 3.40%
Cablevision Systems Corp. Class A	7,504	244,555

Security	Shares	Value

CBS Corp. Class B NVS	4,544	$211,387
Charter Communications Inc. Class Aa,b	1,190	227,219
Comcast Corp. Class A	6,561	410,850
Comcast Corp. Class A Special NVS	7,390	463,427
Discovery Communications Inc. Class Aa,b	7,340	216,090
Discovery Communications Inc. Class C NVS[a]	7,105	195,530
DISH Network Corp. Class Aa	3,754	236,389
Interpublic Group of Companies Inc. (The)	12,204	279,838
Liberty Global PLC Series Aa	5,812	258,750
Liberty Global PLC Series C NVS[a]	6,045	257,759
Liberty Media Corp. Class Aa	10,342	421,540
Liberty Media Corp. Class Ca	3,661	143,328
News Corp. Class A	8,985	138,369
Omnicom Group Inc.	6,442	482,635
Scripps Networks Interactive Inc. Class A	5,501	330,500
Sirius XM Holdings Inc.[a]	62,402	254,600
TEGNA Inc.	4,604	124,492
Time Warner Cable Inc.	1,856	351,526
Time Warner Inc.	3,272	246,512
Twenty-First Century Fox Inc. Class A	9,423	289,192
Twenty-First Century Fox Inc. Class B	10,395	320,998
Viacom Inc. Class B NVS	5,525	272,438
Walt Disney Co. (The)	3,867	439,832

		6,817,756
METALS & MINING — 0.32%
Alcoa Inc.	23,295	208,024
Freeport-McMoRan Inc.	5,129	60,368
Newmont Mining Corp.	4,912	95,588
Nucor Corp.	6,398	270,636

		634,616
MULTI-UTILITIES — 3.71%
Alliant Energy Corp.	10,398	613,690
Ameren Corp.	11,100	484,848
CenterPoint Energy Inc.	26,905	499,088
CMS Energy Corp.	15,792	569,617
Consolidated Edison Inc.	11,424	751,128
Dominion Resources Inc./VA	8,029	573,511
DTE Energy Co.	6,984	569,825
MDU Resources Group Inc.	13,539	255,346
PG&E Corp.	9,680	516,912
Public Service Enterprise Group Inc.	10,559	435,981
SCANA Corp.	10,882	644,432
Sempra Energy	5,944	608,725
WEC Energy Group Inc.	17,730	914,159

		7,437,262
MULTILINE RETAIL — 0.90%
Dollar General Corp.	4,270	289,378
Dollar Tree Inc.[a]	4,966	325,223
Kohl’s Corp.	3,203	147,722
Macy’s Inc.	4,564	232,673
Nordstrom Inc.	5,489	357,938
Target Corp.	5,947	458,989

		1,811,923
OIL, GAS & CONSUMABLE FUELS — 2.83%
Anadarko Petroleum Corp.	1,967	131,553

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

Antero Resources Corp.[a],b	2,708	$63,828
Apache Corp.	2,783	131,163
Cabot Oil & Gas Corp.	5,395	117,125
Cheniere Energy Inc.[a]	1,252	61,999
Chesapeake Energy Corp.[b]	6,182	44,078
Chevron Corp.	3,943	358,340
Cimarex Energy Co.	1,152	136,005
Cobalt International Energy Inc.[a]	7,045	54,035
Columbia Pipeline Group Inc.	10,647	221,138
Concho Resources Inc.[a]	1,131	131,094
ConocoPhillips	5,258	280,514
CONSOL Energy Inc.	4,089	27,233
Continental Resources Inc./OKa,b	2,042	69,244
Devon Energy Corp.	3,027	126,922
Energen Corp.	2,286	132,931
EOG Resources Inc.	2,235	191,875
EQT Corp.	2,978	196,756
Exxon Mobil Corp.	6,675	552,290
Hess Corp.	2,669	150,024
HollyFrontier Corp.	3,187	156,067
Kinder Morgan Inc./DE	7,518	205,617
Marathon Oil Corp.	7,263	133,494
Marathon Petroleum Corp.	2,712	140,482
Murphy Oil Corp.	4,969	141,269
Noble Energy Inc.	5,078	181,996
Occidental Petroleum Corp.	3,809	283,923
ONEOK Inc.	4,187	142,023
Phillips 66	2,036	181,306
Pioneer Natural Resources Co.	737	101,072
Range Resources Corp.	3,023	92,020
Spectra Energy Corp.	9,904	282,957
Tesoro Corp.	1,250	133,663
Valero Energy Corp.	2,422	159,658
Whiting Petroleum Corp.[a]	1,744	30,049
Williams Companies Inc. (The)	3,695	145,731

		5,689,474
PAPER & FOREST PRODUCTS — 0.16%
International Paper Co.	7,554	322,480

		322,480
PERSONAL PRODUCTS — 0.23%
Edgewell Personal Care Co.	1,858	157,391
Estee Lauder Companies Inc. (The) Class A	3,894	313,311

		470,702
PHARMACEUTICALS — 1.70%
Allergan PLC[a]	894	275,772
Bristol-Myers Squibb Co.	4,732	312,076
Eli Lilly & Co.	5,885	480,040
Endo International PLC[a]	1,485	89,085
Jazz Pharmaceuticals PLC[a]	697	95,684
Johnson & Johnson	8,110	819,353
Mallinckrodt PLC[a]	672	44,130
Merck & Co. Inc.	7,851	429,136
Mylan NVa	2,386	105,199
Perrigo Co. PLC	1,095	172,725
Pfizer Inc.	15,007	507,537
Zoetis Inc.	1,826	78,536

		3,409,273

Security	Shares	Value

PROFESSIONAL SERVICES — 1.25%
Dun & Bradstreet Corp. (The)	2,377	$270,669
Equifax Inc.	4,606	490,861
IHS Inc. Class Aa	1,664	198,915
ManpowerGroup Inc.	2,335	214,306
Nielsen Holdings PLC	8,867	421,271
Robert Half International Inc.	4,686	246,765
Towers Watson & Co. Class A	1,982	244,896
Verisk Analytics Inc. Class Aa,b	5,764	412,760

		2,500,443
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.09%
American Capital Agency Corp.	15,680	279,574
American Tower Corp.	5,570	569,421
Annaly Capital Management Inc.	46,755	465,212
AvalonBay Communities Inc.	2,834	495,468
Boston Properties Inc.	3,630	456,836
Brixmor Property Group Inc.	11,179	286,406
Camden Property Trust	6,021	444,290
Communications Sales & Leasing Inc./CSL Capital LLC[a]	6,827	137,154
Crown Castle International Corp.	5,246	448,323
Digital Realty Trust Inc.	3,399	251,390
Duke Realty Corp.	15,158	313,771
Equinix Inc.[b]	787	233,487
Equity Residential	5,872	454,023
Essex Property Trust Inc.	2,227	490,920
Extra Space Storage Inc.	5,512	436,771
Federal Realty Investment Trust	4,517	648,144
General Growth Properties Inc.	13,916	402,868
HCP Inc.	9,035	336,102
Host Hotels & Resorts Inc.	14,824	256,900
Iron Mountain Inc.	4,129	126,513
Kimco Realty Corp.[b]	17,798	476,453
Liberty Property Trust	10,354	352,243
Macerich Co. (The)	4,194	355,400
Plum Creek Timber Co. Inc.	11,591	472,217
Prologis Inc.	10,983	469,304
Public Storage	2,798	642,029
Realty Income Corp.	7,098	351,067
Regency Centers Corp.[b]	6,076	412,925
Simon Property Group Inc.	3,109	626,339
SL Green Realty Corp.	4,018	476,615
UDR Inc.	14,042	483,887
Ventas Inc.	5,521	296,588
VEREIT Inc.	17,136	141,543
Vornado Realty Trust	4,445	446,945
Welltower Inc.	5,815	377,219
Weyerhaeuser Co.	10,948	321,105

		14,235,452
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.36%
CBRE Group Inc. Class Aa	5,841	217,753
Jones Lang LaSalle Inc.	1,683	280,573
Realogy Holdings Corp.[a]	5,943	232,371

		730,697
ROAD & RAIL — 0.71%
CSX Corp.	8,167	220,427
Hertz Global Holdings Inc.[a]	5,705	111,248

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

JB Hunt Transport Services Inc.	4,117	$314,415
Kansas City Southern	2,178	180,251
Norfolk Southern Corp.	2,966	237,369
Union Pacific Corp.	3,942	352,218

		1,415,928
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.29%
Altera Corp.	3,994	209,885
Analog Devices Inc.	5,925	356,211
Applied Materials Inc.	11,005	184,554
Avago Technologies Ltd.	1,249	153,789
Broadcom Corp. Class A	4,095	210,483
Freescale Semiconductor Ltd.[a]	1,440	48,225
Intel Corp.	10,568	357,832
KLA-Tencor Corp.	4,558	305,933
Lam Research Corp.	2,976	227,932
Linear Technology Corp.	9,060	402,445
Marvell Technology Group Ltd.	9,899	81,271
Maxim Integrated Products Inc.	8,268	338,823
Microchip Technology Inc.	12,948	625,259
Micron Technology Inc.[a]	3,353	55,526
NVIDIA Corp.	9,522	270,139
Qorvo Inc.[a]	884	38,834
Skyworks Solutions Inc.	1,049	81,025
SunEdison Inc.[a]	1,141	8,329
Texas Instruments Inc.	6,737	382,123
Xilinx Inc.	5,452	259,624

		4,598,242
SOFTWARE — 2.37%
Activision Blizzard Inc.	7,368	256,112
Adobe Systems Inc.[a],b	3,433	304,370
ANSYS Inc.[a]	3,379	322,052
Autodesk Inc.[a]	3,200	176,608
CA Inc.	11,878	329,139
CDK Global Inc.	2,334	116,210
Citrix Systems Inc.[a]	2,758	226,432
Electronic Arts Inc.[a]	1,872	134,915
FireEye Inc.[a]	3,104	81,170
Intuit Inc.	4,483	436,779
Microsoft Corp.	5,069	266,832
NetSuite Inc.[a],b	1,575	133,985
Nuance Communications Inc.[a]	7,784	132,094
Oracle Corp.	7,031	273,084
Red Hat Inc.[a]	1,920	151,891
salesforce.com inc.[a]	2,242	174,226
ServiceNow Inc.[a]	1,657	135,294
Splunk Inc.[a]	1,853	104,064
Symantec Corp.	7,841	161,525
Synopsys Inc.[a]	10,620	530,788
Tableau Software Inc. Class Aa	1,101	92,440
VMware Inc. Class Aa,b	1,601	96,300
Workday Inc. Class Aa	1,438	113,559

		4,749,869
SPECIALTY RETAIL — 2.67%
Advance Auto Parts Inc.	1,397	277,207
AutoNation Inc.[a]	3,818	241,259
AutoZone Inc.[a]	752	589,876
Bed Bath & Beyond Inc.[a]	3,259	194,334

Security	Shares	Value

Best Buy Co. Inc.	1,911	$66,942
CarMax Inc.[a]	2,220	131,002
Dick’s Sporting Goods Inc.	4,812	214,375
Foot Locker Inc.	3,964	268,561
GameStop Corp. Class Ab	2,187	100,755
Gap Inc. (The)	5,623	153,058
Home Depot Inc. (The)	3,465	428,413
L Brands Inc.	2,897	278,054
Lowe’s Companies Inc.	4,167	307,650
O’Reilly Automotive Inc.[a]	1,247	344,496
Ross Stores Inc.	5,189	262,460
Signet Jewelers Ltd.	1,774	267,768
Staples Inc.	9,560	124,184
Tiffany & Co.	2,661	219,373
TJX Companies Inc. (The)	6,129	448,581
Tractor Supply Co.	2,023	186,905
Ulta Salon Cosmetics & Fragrance Inc.[a]	726	126,295
Urban Outfitters Inc.[a],b	4,451	127,299

		5,358,847
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.53%
Apple Inc.	1,584	189,288
EMC Corp./MA	10,252	268,807
Hewlett-Packard Co.	4,209	113,475
NetApp Inc.	5,774	196,316
SanDisk Corp.	1,554	119,658
Seagate Technology PLC	1,945	74,027
Western Digital Corp.	1,517	101,366

		1,062,937
TEXTILES, APPAREL & LUXURY GOODS — 0.91%
Coach Inc.	4,112	128,294
Hanesbrands Inc.	7,906	252,518
lululemon athletica Inc.[a,b]	1,422	69,920
Michael Kors Holdings Ltd.[a]	2,286	88,331
NIKE Inc. Class B	3,190	417,986
PVH Corp.	1,555	141,427
Ralph Lauren Corp.	2,006	222,205
Under Armour Inc. Class Aa,b	1,493	141,954
VF Corp.	5,545	374,398

		1,837,033
THRIFTS & MORTGAGE FINANCE — 0.45%
Hudson City Bancorp Inc.	35,013	354,331
New York Community Bancorp Inc.	32,809	542,005

		896,336
TOBACCO — 0.94%
Altria Group Inc.	10,862	656,825
Philip Morris International Inc.	5,763	509,449
Reynolds American Inc.	14,862	718,132

		1,884,406
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Fastenal Co.	6,655	260,610
United Rentals Inc.[a]	931	69,694

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2015

Security	Shares	Value

WW Grainger Inc.	1,592	$334,320

		664,624
WATER UTILITIES — 0.39%
American Water Works Co. Inc.	13,514	775,163

		775,163
WIRELESS TELECOMMUNICATION SERVICES — 0.33%
SBA Communications Corp. Class Aa	4,026	479,174
Sprint Corp.[a],b	14,024	66,334
T-Mobile U.S. Inc.[a]	2,845	107,797

		653,305

TOTAL COMMON STOCKS
(Cost: $189,666,741)		200,567,601

SHORT-TERM INVESTMENTS — 2.86%

MONEY MARKET FUNDS — 2.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	5,125,714	5,125,714
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	265,224	265,224
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	341,012	341,012

		5,731,950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,731,950)		5,731,950

TOTAL INVESTMENTS IN SECURITIES — 102.81%
(Cost: $195,398,691)		206,299,551
Other Assets, Less Liabilities — (2.81)%		(5,634,353)

NET ASSETS — 100.00%		$200,665,198

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

331

Schedule of Investments (Unaudited)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.01%
L-3 Communications Holdings Inc.	56,323	$7,119,227

		7,119,227
AIRLINES — 3.44%
American Airlines Group Inc.	97,825	4,521,472
Delta Air Lines Inc.	178,087	9,053,943
Southwest Airlines Co.	134,014	6,203,508
United Continental Holdings Inc.[a]	73,239	4,417,044

		24,195,967
AUTO COMPONENTS — 1.48%
Autoliv Inc.[b]	17,696	2,145,463
Goodyear Tire & Rubber Co. (The)	26,570	872,559
Johnson Controls Inc.	139,286	6,292,941
Lear Corp.	9,118	1,140,297

		10,451,260
AUTOMOBILES — 5.25%
Ford Motor Co.	1,079,687	15,990,165
General Motors Co.	600,085	20,948,967

		36,939,132
BANKS — 9.12%
Bank of America Corp.	1,078,169	18,091,676
CIT Group Inc.	14,871	639,453
Citigroup Inc.	337,822	17,961,996
Citizens Financial Group Inc.	30,886	750,530
JPMorgan Chase & Co.	315,545	20,273,766
PNC Financial Services Group Inc. (The)[c]	39,510	3,566,172
Regions Financial Corp.	127,955	1,196,379
SunTrust Banks Inc.	40,944	1,699,995

		64,179,967
BEVERAGES — 0.74%
Molson Coors Brewing Co. Class B	59,425	5,235,343

		5,235,343
BIOTECHNOLOGY — 1.74%
Gilead Sciences Inc.	113,144	12,234,261

		12,234,261
CAPITAL MARKETS — 1.39%
Goldman Sachs Group Inc. (The)	32,477	6,089,437
Morgan Stanley	111,306	3,669,759

		9,759,196
CHEMICALS — 1.98%
Celanese Corp. Series A	8,993	638,953

Security	Shares	Value

CF Industries Holdings Inc.	26,114	$1,325,808
Dow Chemical Co. (The)	101,552	5,247,192
Eastman Chemical Co.	13,173	950,695
LyondellBasell Industries NV Class A	48,208	4,479,005
Mosaic Co. (The)	32,935	1,112,874
Westlake Chemical Corp.	2,697	162,548

		13,917,075
COMMERCIAL SERVICES & SUPPLIES — 1.49%
ADT Corp. (The)	152,133	5,026,474
Republic Services Inc.	125,501	5,489,414

		10,515,888
COMMUNICATIONS EQUIPMENT — 4.78%
Cisco Systems Inc.	1,091,196	31,481,005
Juniper Networks Inc.	68,485	2,149,744

		33,630,749
CONSTRUCTION & ENGINEERING — 0.85%
Chicago Bridge & Iron Co. NVb	21,784	977,448
Jacobs Engineering Group Inc.[a]	88,267	3,543,037
Quanta Services Inc.[a,b]	71,095	1,429,721

		5,950,206
CONSUMER FINANCE — 0.66%
Ally Financial Inc.[a]	42,826	853,094
Capital One Financial Corp.	48,407	3,819,312

		4,672,406
CONTAINERS & PACKAGING — 0.15%
WestRock Co.	20,277	1,090,092

		1,090,092
DIVERSIFIED CONSUMER SERVICES — 0.11%
H&R Block Inc.	21,642	806,381

		806,381
DIVERSIFIED FINANCIAL SERVICES — 0.16%
Voya Financial Inc.	27,017	1,096,080

		1,096,080
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.24%
AT&T Inc.	424,139	14,212,898
CenturyLink Inc.	54,374	1,533,890

		15,746,788
ELECTRIC UTILITIES — 1.45%
Entergy Corp.	36,790	2,507,606
Exelon Corp.	162,997	4,550,876
FirstEnergy Corp.	69,445	2,166,684
Pinnacle West Capital Corp.	15,403	978,245

		10,203,411

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2015

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.66%
Arrow Electronics Inc.[a,b]	25,542	$1,404,555
Avnet Inc.	36,065	1,638,433
Corning Inc.	344,198	6,402,083
Flextronics International Ltd.[a]	195,727	2,229,330

		11,674,401
ENERGY EQUIPMENT & SERVICES — 0.32%
Ensco PLC Class A	53,024	881,789
Nabors Industries Ltd.	38,708	388,628
National Oilwell Varco Inc.	25,392	955,755

		2,226,172
FOOD & STAPLES RETAILING — 2.79%
Kroger Co. (The)	280,203	10,591,673
Wal-Mart Stores Inc.	157,879	9,036,994

		19,628,667
FOOD PRODUCTS — 5.23%
Archer-Daniels-Midland Co.	416,147	19,001,272
Bunge Ltd.	87,080	6,353,357
ConAgra Foods Inc.	117,768	4,775,492
JM Smucker Co. (The)	9,419	1,105,696
Tyson Foods Inc. Class A	125,169	5,552,497

		36,788,314
HEALTH CARE EQUIPMENT & SUPPLIES — 2.11%
Medtronic PLC	200,593	14,827,835

		14,827,835
HEALTH CARE PROVIDERS & SERVICES — 7.34%
Aetna Inc.	59,984	6,884,964
Anthem Inc.	50,369	7,008,846
Cardinal Health Inc.	30,907	2,540,555
Centene Corp.[a,b]	10,507	624,956
Cigna Corp.	33,887	4,542,213
Express Scripts Holding Co.[a]	96,555	8,340,421
Humana Inc.	24,528	4,381,437
Quest Diagnostics Inc.	19,987	1,358,117
UnitedHealth Group Inc.	124,861	14,706,129
Universal Health Services Inc. Class B	10,483	1,279,869

		51,667,507
HOTELS, RESTAURANTS & LEISURE — 1.35%
Carnival Corp.	99,335	5,372,037
Royal Caribbean Cruises Ltd.	42,157	4,146,141

		9,518,178
HOUSEHOLD DURABLES — 0.67%
PulteGroup Inc.	86,356	1,582,906
Whirlpool Corp.	19,529	3,127,374

		4,710,280

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.17%
AES Corp./VA	83,852	$918,179
NRG Energy Inc.	21,663	279,236

		1,197,415
INSURANCE — 5.31%
ACE Ltd.	23,749	2,696,461
Aflac Inc.	26,645	1,698,619
Alleghany Corp.[a]	1,042	517,113
Allstate Corp. (The)	26,787	1,657,580
American International Group Inc.	147,463	9,299,017
Assurant Inc.	7,085	577,640
Axis Capital Holdings Ltd.	8,818	476,172
Everest Re Group Ltd.	4,251	756,550
Hartford Financial Services Group Inc. (The)	40,824	1,888,518
Lincoln National Corp.	27,695	1,481,959
Loews Corp.	27,648	1,008,046
MetLife Inc.	110,973	5,590,820
PartnerRe Ltd.	4,138	575,182
Prudential Financial Inc.	50,286	4,148,595
RenaissanceRe Holdings Ltd.	3,469	380,306
Travelers Companies Inc. (The)	23,586	2,662,624
Unum Group	25,027	867,186
XL Group PLC	28,334	1,078,959

		37,361,347
IT SERVICES — 0.73%
Computer Sciences Corp.	33,162	2,208,258
Xerox Corp.	314,842	2,956,366

		5,164,624
MACHINERY — 0.56%
AGCO Corp.	81,397	3,938,801

		3,938,801
MEDIA — 0.36%
News Corp. Class A	131,458	2,024,453
TEGNA Inc.	19,156	517,978

		2,542,431
METALS & MINING — 0.56%
Alcoa Inc.	101,633	907,583
Freeport-McMoRan Inc.	154,366	1,816,888
Newmont Mining Corp.	61,633	1,199,378

		3,923,849
MULTI-UTILITIES — 1.22%
Consolidated Edison Inc.	35,774	2,352,141
PG&E Corp.	60,711	3,241,967
Public Service Enterprise Group Inc.	72,193	2,980,849

		8,574,957
MULTILINE RETAIL — 2.28%
Kohl’s Corp.	56,655	2,612,929

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2015

Security	Shares	Value

Macy’s Inc.	79,601	$4,058,059
Target Corp.	121,895	9,407,856

		16,078,844
OIL, GAS & CONSUMABLE FUELS — 6.92%
Apache Corp.	59,412	2,800,088
Chesapeake Energy Corp.[b]	79,159	564,404
Chevron Corp.	216,426	19,668,795
ConocoPhillips	130,109	6,941,315
Devon Energy Corp.	50,726	2,126,941
Hess Corp.	27,397	1,539,985
HollyFrontier Corp.	13,410	656,688
Marathon Oil Corp.	85,613	1,573,567
Murphy Oil Corp.	27,435	779,977
Occidental Petroleum Corp.	81,067	6,042,734
Valero Energy Corp.	90,945	5,995,094

		48,689,588
PAPER & FOREST PRODUCTS — 0.25%
International Paper Co.	41,899	1,788,668

		1,788,668
PERSONAL PRODUCTS — 0.20%
Edgewell Personal Care Co.	16,802	1,423,297

		1,423,297
PHARMACEUTICALS — 4.47%
Mallinckrodt PLC[a]	10,790	708,579
Pfizer Inc.	908,257	30,717,252

		31,425,831
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.26%
American Capital Agency Corp.	42,074	750,179
Annaly Capital Management Inc.[b]	108,487	1,079,446

		1,829,625
ROAD & RAIL — 2.17%
Hertz Global Holdings Inc.[a]	251,760	4,909,320
Norfolk Southern Corp.	129,358	10,352,521

		15,261,841
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.53%
Broadcom Corp. Class A	95,178	4,892,149
Intel Corp.	975,501	33,030,464
Marvell Technology Group Ltd.	110,151	904,339
Micron Technology Inc.[a]	323,207	5,352,308
NVIDIA Corp.	63,375	1,797,949

		45,977,209
SOFTWARE — 0.65%
CA Inc.	66,493	1,842,521
Symantec Corp.	133,297	2,745,918

		4,588,439

Security	Shares	Value

SPECIALTY RETAIL — 1.98%
Bed Bath & Beyond Inc.[a,b]	37,204	$2,218,475
Best Buy Co. Inc.	121,679	4,262,415
Foot Locker Inc.	19,433	1,316,586
GameStop Corp. Class Ab	45,187	2,081,765
Gap Inc. (The)	54,583	1,485,749
Staples Inc.	195,812	2,543,598

		13,908,588
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.28%
EMC Corp./MA	414,630	10,871,599
Hewlett-Packard Co.	615,786	16,601,591
NetApp Inc.	79,452	2,701,368
Seagate Technology PLC	71,000	2,702,260
Western Digital Corp.	64,342	4,299,332

		37,176,150
TRADING COMPANIES & DISTRIBUTORS — 0.51%
United Rentals Inc.[a]	48,237	3,611,022

		3,611,022

TOTAL COMMON STOCKS
(Cost: $684,851,421)		703,247,309

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	9,814,205	9,814,205
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	507,824	507,824
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,036,065	1,036,065

		11,358,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,358,094)		11,358,094

TOTAL INVESTMENTS IN SECURITIES — 101.53%
(Cost: $696,209,515)		714,605,403
Other Assets, Less Liabilities — (1.53)%		(10,788,122)

NET ASSETS — 100.00%		$703,817,281

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

334

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
China Large-Cap	MSCI ACWI ex U.S.
Core Aggressive Allocation	MSCI ACWI Low Carbon Target
Core Conservative Allocation	MSCI All Country Asia ex Japan
Core Growth Allocation	MSCI Asia ex-Japan Minimum Volatility
Core Moderate Allocation	MSCI EAFE
Core MSCI EAFE	MSCI EAFE Growth
Core MSCI Europe	MSCI EAFE Minimum Volatility
Core MSCI Pacific	MSCI EAFE Small-Cap
Core MSCI Total International Stock	MSCI EAFE Value
Currency Hedged MSCI ACWI	MSCI Europe Financials
Currency Hedged MSCI ACWI ex U.S.	MSCI Europe Minimum Volatility
Currency Hedged MSCI EAFE	MSCI Europe Small-Cap
Currency Hedged MSCI EAFE Minimum Volatility[a]	MSCI International Developed Momentum Factor
Currency Hedged MSCI EAFE Small-Cap	MSCI International Developed Quality Factor
Currency Hedged MSCI Europe Minimum Volatility[a]	MSCI International Developed Size Factor
Currency Hedged MSCI Europe Small-Cap[a]	MSCI International Developed Value Factor
Exponential Technologies	MSCI Japan Minimum Volatility
FactorSelect MSCI Global	MSCI Kokusai
FactorSelect MSCI International	MSCI USA Minimum Volatility
FactorSelect MSCI Intl Small-Cap	MSCI USA Momentum Factor
FactorSelect MSCI USA	MSCI USA Quality Factor
FactorSelect MSCI USA Small-Cap	MSCI USA Size Factor
Morningstar Multi-Asset Income	MSCI USA Value Factor
MSCI ACWI

[a]	The Fund commenced operations on October 29, 2015.

Each of the iShares MSCI All Country Asia ex Japan and iShares Core MSCI Total International Stock ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

335

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

336

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Investments
	Level 1	Level 2	Level 3	Total
China Large-Cap
Investments:
Assets:
Common Stocks	$6,033,095,621	$35,304,390	$—	$6,068,400,011
Money Market Funds	88,783,003	—	—	88,783,003

Total	$6,121,878,624	$35,304,390	$—	$6,157,183,014

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(347,369)	$—	$—	$(347,369)

Total	$(347,369)	$—	$—	$(347,369)

Core Aggressive Allocation
Investments:
Assets:
Investment Companies	$385,478,827	$—	$—	$385,478,827
Money Market Funds	1,453,247	—	—	1,453,247

Total	$386,932,074	$—	$—	$386,932,074

Core Conservative Allocation
Investments:
Assets:
Investment Companies	$223,148,476	$—	$—	$223,148,476
Money Market Funds	1,403,511	—	—	1,403,511

Total	$224,551,987	$—	$—	$224,551,987

337

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Core Growth Allocation
Investments:
Assets:
Investment Companies	$524,561,220	$—	$—	$524,561,220
Money Market Funds	94,139	—	—	94,139

Total	$524,655,359	$—	$—	$524,655,359

Core Moderate Allocation
Investments:
Assets:
Investment Companies	$368,770,597	$—	$—	$368,770,597
Money Market Funds	400,117	—	—	400,117

Total	$369,170,714	$—	$—	$369,170,714

Core MSCI EAFE
Investments:
Assets:
Common Stocks	$7,083,834,979	$1,970,427	$0[b]	$7,085,805,406
Investment Companies	1,152,935	—	—	1,152,935
Preferred Stocks	33,461,148	124,982	—	33,586,130
Rights	411,830	8	—	411,838
Money Market Funds	124,691,603	—	—	124,691,603

Total	$7,243,552,495	$2,095,417	$0[b]	$7,245,647,912

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$1,525,128	$—	$—	$1,525,128

Total	$1,525,128	$—	$—	$1,525,128

Core MSCI Europe
Investments:
Assets:
Common Stocks	$766,386,446	$344,776	$7,335	$766,738,557
Preferred Stocks	5,676,630	21,349	—	5,697,979
Rights	71,851	1	—	71,852
Money Market Funds	6,891,064	—	—	6,891,064

Total	$779,025,991	$366,126	$7,335	$779,399,452

Core MSCI Pacific
Investments:
Assets:
Common Stocks	$604,490,849	$297,822	$—	$604,788,671
Investment Companies	256,048	—	—	256,048
Money Market Funds	8,558,939	—	—	8,558,939

Total	$613,305,836	$297,822	$—	$613,603,658

Core MSCI Total International Stock
Investments:
Assets:
Common Stocks	$1,786,614,079	$1,138,234	$205,705	$1,787,958,018
Investment Companies	7,179,526	—	—	7,179,526
Preferred Stocks	16,393,258	24,105	—	16,417,363
Rights	83,743	11,316	—	95,059
Money Market Funds	35,665,372	—	—	35,665,372

Total	$1,845,935,978	$1,173,655	$205,705	$1,847,315,338

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$446,322	$—	$—	$446,322

Total	$446,322	$—	$—	$446,322

338

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI ACWI
Investments:
Assets:
Exchange-Traded Funds	$2,423,377	$—	$—	$2,423,377
Money Market Funds	974	—	—	974

Total	$2,424,351	$—	$—	$2,424,351

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$14,629	$—	$14,629
Liabilities:
Forward Currency Contracts	—	(16,879)	—	(16,879)

Total	$—	$(2,250)	$—	$(2,250)

Currency Hedged MSCI ACWI ex U.S.
Investments:
Assets:
Exchange-Traded Funds	$2,361,159	$—	$—	$2,361,159
Money Market Funds	1,182	—	—	1,182

Total	$2,362,341	$—	$—	$2,362,341

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$30,581	$—	$30,581
Liabilities:
Forward Currency Contracts	—	(35,323)	—	(35,323)

Total	$—	$(4,742)	$—	$(4,742)

Currency Hedged MSCI EAFE
Investments:
Assets:
Exchange-Traded Funds	$2,988,651,710	$—	$—	$2,988,651,710
Money Market Funds	19,768,721	—	—	19,768,721

Total	$3,008,420,431	$—	$—	$3,008,420,431

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$47,468,994	$—	$47,468,994
Liabilities:
Forward Currency Contracts	—	(30,730,025)	—	(30,730,025)

Total	$—	$16,738,969	$—	$16,738,969

Currency Hedged MSCI EAFE Minimum Volatility
Investments:
Assets:
Exchange-Traded Funds	$2,491,550	$—	$—	$2,491,550

Total	$2,491,550	$—	$—	$2,491,550

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$9	$—	$9
Liabilities:
Forward Currency Contracts	—	(9,731)	—	(9,731)

Total	$—	$(9,722)	$—	$(9,722)

339

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3		Total
Currency Hedged MSCI EAFE Small-Cap
Investments:
Assets:
Exchange-Traded Funds	$9,814,097	$—	$—		$9,814,097
Money Market Funds	4,414	—	—		4,414

Total	$9,818,511	$—	$—		$9,818,511

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$140,792	$—		$140,792
Liabilities:
Forward Currency Contracts	—	(105,574)	—		(105,574)

Total	$—	$35,218	$—		$35,218

Currency Hedged MSCI Europe Minimum Volatility
Investments:
Assets:
Exchange-Traded Funds	$2,506,092	$—	$—		$2,506,092

Total	$2,506,092	$—	$—		$2,506,092

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$193	$—		$193
Liabilities:
Forward Currency Contracts	—	(8,704)	—		(8,704)

Total	$—	$(8,511)	$—		$(8,511)

Currency Hedged MSCI Europe Small-Cap
Investments:
Assets:
Exchange-Traded Funds	$2,514,912	$—	$—		$2,514,912

Total	$2,514,912	$—	$—		$2,514,912

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$329	$—		$329
Liabilities:
Forward Currency Contracts	—	(9,101)	—		(9,101)

Total	$—	$(8,772)	$—		$(8,772)

Exponential Technologies
Investments:
Assets:
Common Stocks	$669,143,865	$—	$—		$669,143,865
Money Market Funds	22,910,574	—	—		22,910,574

Total	$692,054,439	$—	$—		$692,054,439

FactorSelect MSCI Global
Investments:
Assets:
Common Stocks	$2,305,707	$12	$0	[b]	$2,305,719
Preferred Stocks	33,805	—	—		33,805
Investment Companies	26,486	—	—		26,486
Money Market Funds	25,862	—	—		25,862

Total	$2,391,860	$12	$0	[b]	$2,391,872

FactorSelect MSCI International
Investments:
Assets:
Common Stocks	$9,386,175	$—	$—		$9,386,175
Preferred Stocks	95,900	—	—		95,900
Money Market Funds	81,949	—	—		81,949

Total	$9,564,024	$—	$—		$9,564,024

340

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3		Total
FactorSelect MSCI Intl Small-Cap
Investments:
Assets:
Common Stocks	$4,853,051	$—	$804		$4,853,855
Preferred Stocks	19,411	—	—		19,411
Rights	101	—	—		101
Money Market Funds	82,858	—	—		82,858

Total	$4,955,421	$—	$804		$4,956,225

FactorSelect MSCI USA
Investments:
Assets:
Common Stocks	$6,117,040	$—	$—		$6,117,040
Money Market Funds	37,840	—	—		37,840

Total	$6,154,880	$—	$—		$6,154,880

FactorSelect MSCI USA Small-Cap
Investments:
Assets:
Common Stocks	$2,968,113	$—	$—		$2,968,113
Money Market Funds	347,829	—	—		347,829

Total	$3,315,942	$—	$—		$3,315,942

Morningstar Multi-Asset Income
Investments:
Assets:
Investment Companies	$233,012,458	$—	$—		$233,012,458
Money Market Funds	40,955,498	—	—		40,955,498

Total	$273,967,956	$—	$—		$273,967,956

MSCI ACWI
Investments:
Assets:
Common Stocks	$6,305,547,566	$1,618,532	$0	[b]	$6,307,166,098
Preferred Stocks	26,302,295	67,567	—		26,369,862
Rights	109,671	—	—		109,671
Money Market Funds	111,109,689	—	—		111,109,689

Total	$6,443,069,221	$1,686,099	$0	[b]	$6,444,755,320

MSCI ACWI ex U.S.
Investments:
Assets:
Common Stocks	$2,300,472,764	$572,747	$246		$2,301,045,757
Preferred Stocks	21,567,504	33,268	—		21,600,772
Rights	104,493	25,552	—		130,045
Money Market Funds	28,721,509	—	—		28,721,509

Total	$2,350,866,270	$631,567	$246		$2,351,498,083

MSCI ACWI Low Carbon Target
Investments:
Assets:
Common Stocks	$216,807,791	$4,711	$—		$216,812,502
Preferred Stocks	1,789,683	2,088	—		1,791,771
Rights	5,601	—	—		5,601
Money Market Funds	3,247,284	—	—		3,247,284

Total	$221,850,359	$6,799	$—		$221,857,158

341

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI All Country Asia ex Japan
Investments:
Assets:
Common Stocks	$2,656,201,120	$8,542,364	$627,105	$2,665,370,589
Preferred Stocks	27,515,533	—	—	27,515,533
Rights	—	65,984	—	65,984
Money Market Funds	116,223,166	—	—	116,223,166

Total	$2,799,939,819	$8,608,348	$627,105	$2,809,175,272

MSCI Asia ex Japan Minimum Volatility
Investments:
Assets:
Common Stocks	$4,868,227	$10,350	$1,806	$4,880,383
Preferred Stocks	12,578	—	—	12,578
Money Market Funds	127,351	—	—	127,351

Total	$5,008,156	$10,350	$1,806	$5,020,312

MSCI EAFE
Investments:
Assets:
Common Stocks	$57,652,127,925	$2,717,262	$69	$57,654,845,256
Preferred Stocks	297,525,648	1,294,250	—	298,819,898
Rights	3,646,089	—	—	3,646,089
Money Market Funds	367,548,161	—	—	367,548,161

Total	$58,320,847,823	$4,011,512	$69	$58,324,859,404

Derivative Financial Instruments:[b]
Assets:
Futures Contracts	$22,842,521	$—	$—	$22,842,521

Total	$22,842,521	$—	$—	$22,842,521

MSCI EAFE Growth
Investments:
Assets:
Common Stocks	$1,965,633,126	$117,254	$—	$1,965,750,380
Preferred Stocks	10,667,704	—	—	10,667,704
Money Market Funds	17,568,394	—	—	17,568,394

Total	$1,993,869,224	$117,254	$—	$1,993,986,478

MSCI EAFE Minimum Volatility
Investments:
Assets:
Common Stocks	$3,465,887,418	$—	$—	$3,465,887,418
Money Market Funds	34,362,298	—	—	34,362,298

Total	$3,500,249,716	$—	$—	$3,500,249,716

MSCI EAFE Small-Cap
Investments:
Assets:
Common Stocks	$5,107,299,134	$7,476,919	$235,694	$5,115,011,747
Investment Companies	5,544,400	—	—	5,544,400
Preferred Stocks	13,681,591	—	—	13,681,591
Rights	432,793	46	—	432,839
Money Market Funds	341,105,401	—	—	341,105,401

Total	$5,468,063,319	$7,476,965	$235,694	$5,475,775,978

MSCI EAFE Value
Investments:
Assets:
Common Stocks	$2,761,667,686	$95,005	$6	$2,761,762,697
Preferred Stocks	13,240,064	118,421	—	13,358,485
Rights	355,959	—	—	355,959
Money Market Funds	21,888,754	—	—	21,888,754

Total	$2,797,152,463	$213,426	$6	$2,797,365,895

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iShares ETF	Level 1	Level 2	Level 3		Total
MSCI Europe Financials
Investments:
Assets:
Common Stocks	$344,765,326	$131,362	$0	[b]	$344,896,688
Preferred Stocks	551,700	—	—		551,700
Rights	155,880	—	—		155,880
Money Market Funds	4,141,188	—	—		4,141,188

Total	$349,614,094	$131,362	$0	[b]	$349,745,456

MSCI Europe Minimum Volatility
Investments:
Assets:
Common Stocks	$49,925,370	$—	$—		$49,925,370
Preferred Stocks	89,403	—	—		89,403
Money Market Funds	6,994	—	—		6,994

Total	$50,021,767	$—	$—		$50,021,767

MSCI Europe Small-Cap
Investments:
Assets:
Common Stocks	$54,659,496	$58,161	$3,963		$54,721,620
Preferred Stocks	310,241	—	—		310,241
Rights	5,459	1	0	[b]	5,460
Warrants	3	—	—		3
Money Market Funds	3,677,282	—	—		3,677,282

Total	$58,652,481	$58,162	$3,963		$58,714,606

MSCI International Developed Momentum Factor
Investments:
Assets:
Common Stocks	$7,670,969	$—	$—		$7,670,969
Preferred Stocks	6,953	—	—		6,953
Money Market Funds	12,559	—	—		12,559

Total	$7,690,481	$—	$—		$7,690,481

MSCI International Developed Quality Factor
Investments:
Assets:
Common Stocks	$7,749,813	$—	$—		$7,749,813
Preferred Stocks	18,652	277	—		18,929
Money Market Funds	18,781	—	—		18,781

Total	$7,787,246	$277	$—		$7,787,523

MSCI International Developed Size Factor
Investments:
Assets:
Common Stocks	$4,772,955	$52	$—		$4,773,007
Preferred Stocks	23,340	47	—		23,387
Rights	43	—	—		43
Money Market Funds	29,865	—	—		29,865

Total	$4,826,203	$99	$—		$4,826,302

MSCI International Developed Value Factor
Investments:
Assets:
Common Stocks	$2,276,973	$—	$—		$2,276,973
Preferred Stocks	19,777	—	—		19,777
Money Market Funds	14,299	—	—		14,299

Total	$2,311,049	$—	$—		$2,311,049

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iShares ETF	Level 1	Level 2	Level 3		Total
MSCI Japan Minimum Volatility
Investments:
Assets:
Common Stocks	$22,841,463	$—	$—		$22,841,463
Money Market Funds	2,240	—	—		2,240

Total	$22,843,703	$—	$—		$22,843,703

MSCI Kokusai
Investments:
Assets:
Common Stocks	$310,527,720	$5,958	$0	[b]	$310,533,678
Preferred Stocks	674,015	2,707	—		676,722
Rights	8,064	—	—		8,064
Money Market Funds	6,176,907	—	—		6,176,907

Total	$317,386,706	$8,665	$0	[b]	$317,395,371

MSCI USA Minimum Volatility
Investments:
Assets:
Common Stocks	$6,543,251,999	$—	$—		$6,543,251,999
Money Market Funds	132,312,792	—	—		132,312,792

Total	$6,675,564,791	$—	$—		$6,675,564,791

MSCI USA Momentum Factor
Investments:
Assets:
Common Stocks	$989,725,098	$—	$—		$989,725,098
Money Market Funds	13,423,728	—	—		13,423,728

Total	$1,003,148,826	$—	$—		$1,003,148,826

MSCI USA Quality Factor
Investments:
Assets:
Common Stocks	$1,589,588,072	$—	$—		$1,589,588,072
Money Market Funds	12,485,099	—	—		12,485,099

Total	$1,602,073,171	$—	$—		$1,602,073,171

MSCI USA Size Factor
Investments:
Assets:
Common Stocks	$200,567,601	$—	$—		$200,567,601
Money Market Funds	5,731,950	—	—		5,731,950

Total	$206,299,551	$—	$—		$206,299,551

MSCI USA Value Factor
Investments:
Assets:
Common Stocks	$703,247,309	$—	$—		$703,247,309
Money Market Funds	11,358,094	—	—		11,358,094

Total	$714,605,403	$—	$—		$714,605,403

[a]	Shown at the unrealized appreciation (depreciation) on contracts.
[b]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

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FEDERAL INCOME TAXES

As of October 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$6,663,498,518	$481,462,084	$(987,777,588)	$(506,315,504)
Core Aggressive Allocation	372,448,802	21,080,720	(6,597,448)	14,483,272
Core Conservative Allocation	223,822,877	6,090,567	(5,361,457)	729,110
Core Growth Allocation	520,001,733	14,960,220	(10,306,594)	4,653,626
Core Moderate Allocation	365,117,982	12,013,382	(7,960,650)	4,052,732
Core MSCI EAFE	7,550,038,299	323,684,055	(628,074,442)	(304,390,387)
Core MSCI Europe	806,011,194	27,866,977	(54,478,719)	(26,611,742)
Core MSCI Pacific	635,393,304	27,062,913	(48,852,559)	(21,789,646)
Core MSCI Total International Stock (Consolidated)	1,934,851,965	106,784,843	(194,321,470)	(87,536,627)
Currency Hedged MSCI ACWI	2,477,273	—	(52,922)	(52,922)
Currency Hedged MSCI ACWI ex U.S.	2,506,933	—	(144,592)	(144,592)
Currency Hedged MSCI EAFE	3,172,241,086	—	(163,820,655)	(163,820,655)
Currency Hedged MSCI EAFE Minimum Volatility	2,499,500	—	(7,950)	(7,950)
Currency Hedged MSCI EAFE Small-Cap	9,724,984	93,527	—	93,527
Currency Hedged MSCI Europe Minimum Volatility	2,509,192	—	(3,100)	(3,100)
Currency Hedged MSCI Europe Small-Cap	2,496,960	17,952	—	17,952
Exponential Technologies	715,100,296	34,315,627	(57,361,484)	(23,045,857)
FactorSelect MSCI Global	2,548,262	85,372	(241,762)	(156,390)
FactorSelect MSCI International	9,858,081	239,090	(533,147)	(294,057)
FactorSelect MSCI Intl Small-Cap	5,084,292	241,017	(369,084)	(128,067)
FactorSelect MSCI USA	6,183,060	248,832	(277,012)	(28,180)
FactorSelect MSCI USA Small-Cap	3,408,922	189,612	(282,592)	(92,980)
Morningstar Multi-Asset Income	296,854,923	1,733,718	(24,620,685)	(22,886,967)
MSCI ACWI	6,336,137,794	729,011,466	(620,393,940)	108,617,526
MSCI ACWI ex U.S.	2,508,909,584	169,721,095	(327,132,596)	(157,411,501)
MSCI ACWI Low Carbon Target	225,161,115	11,308,154	(14,612,111)	(3,303,957)
MSCI All Country Asia ex Japan	2,959,912,694	308,854,237	(459,591,659)	(150,737,422)
MSCI Asia ex Japan Minimum Volatility	5,468,460	182,703	(630,851)	(448,148)
MSCI EAFE	58,997,373,761	9,010,855,643	(9,683,370,000)	(672,514,357)
MSCI EAFE Growth	1,635,013,509	443,300,515	(84,327,546)	358,972,969
MSCI EAFE Minimum Volatility	3,435,345,506	203,194,513	(138,290,303)	64,904,210
MSCI EAFE Small-Cap	5,181,282,415	811,622,377	(517,128,814)	294,493,563
MSCI EAFE Value	3,029,068,827	215,761,128	(447,464,060)	(231,702,932)
MSCI Europe Financials	405,710,597	8,802,006	(64,767,147)	(55,965,141)
MSCI Europe Minimum Volatility	50,447,038	522,396	(947,667)	(425,271)
MSCI Europe Small-Cap	59,773,563	5,805,682	(6,864,639)	(1,058,957)
MSCI International Developed Momentum Factor	7,344,105	541,128	(194,752)	346,376
MSCI International Developed Quality Factor	7,744,356	331,034	(287,867)	43,167
MSCI International Developed Size Factor	5,043,947	137,482	(355,127)	(217,645)
MSCI International Developed Value Factor	2,470,072	49,688	(208,711)	(159,023)
MSCI Japan Minimum Volatility	22,502,760	1,040,770	(699,827)	340,943
MSCI Kokusai	275,163,353	77,963,356	(35,731,338)	42,232,018
MSCI USA Minimum Volatility	6,371,386,515	482,549,757	(178,371,481)	304,178,276
MSCI USA Momentum Factor	921,835,335	88,755,560	(7,442,069)	81,313,491
MSCI USA Quality Factor	1,491,795,066	132,391,815	(22,113,710)	110,278,105
MSCI USA Size Factor	196,170,776	20,013,945	(9,885,170)	10,128,775
MSCI USA Value Factor	697,912,252	40,006,661	(23,313,510)	16,693,151

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all

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other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Core Allocation ETFs and iShares Morningstar Multi-Asset Income ETF are funds of funds that invest primarily in affiliated iShares funds.

Each of the iShares Currency Hedged MSCI ACWI, iShares Currency Hedged MSCI ACWI ex U.S., iShares Currency Hedged MSCI EAFE, iShares Currency Hedged MSCI EAFE Minimum Volatility, iShares Currency Hedged MSCI EAFE Small-Cap, iShares Currency Hedged MSCI Europe Minimum Volatility and iShares Currency Hedged MSCI Europe Small-Cap ETFs currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

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Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended October 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Aggressive Allocation
iShares Core MSCI Emerging Markets ETF	616,187	38,750	(5,564)	649,373	$27,494,453	$—	$(16,964)
iShares Core MSCI Europe ETF	1,586,618	99,790	(80,121)	1,606,287	70,483,874	—	(236,152)
iShares Core MSCI Pacific ETF	920,494	57,890	(36,918)	941,466	45,246,856	—	(147,638)
iShares Core S&P 500 ETF	654,087	52,010	(4,114)	701,983	146,749,546	738,582	276,003
iShares Core S&P Mid-Cap ETF	81,551	6,575	(513)	87,613	12,634,671	45,068	6,396
iShares Core S&P Small-Cap ETF	43,607	4,109	(274)	47,442	5,363,318	16,293	1,676
iShares Core Total USD Bond Market ETF	428,449	32,671	(2,695)	458,425	46,025,870	211,430	1,644
iShares Core U.S. Credit Bond ETF	108,692	15,288	(684)	123,296	13,420,769	97,190	622
iShares Core U.S. Treasury Bond ETF	655,051	62,600	(4,120)	713,531	18,059,470	56,577	2,142

					$385,478,827	$1,165,140	$(112,271)

Core Conservative Allocation
iShares Core MSCI Emerging Markets ETF	154,547	2,060	(16,106)	140,501	$5,948,812	$—	$(112,176)
iShares Core MSCI Europe ETF	397,954	5,306	(55,718)	347,542	15,250,143	—	(101,055)
iShares Core MSCI Pacific ETF	230,876	3,078	(30,255)	203,699	9,789,774	—	(89,630)
iShares Core S&P 500 ETF	164,063	2,188	(14,368)	151,883	31,751,141	166,795	842,731
iShares Core S&P Mid-Cap ETF	20,447	272	(1,768)	18,951	2,732,924	10,175	68,475
iShares Core S&P Small-Cap ETF	10,941	273	(949)	10,265	1,160,458	3,680	3,110
iShares Core Total USD Bond Market ETF	1,002,986	13,374	(90,620)	925,740	92,944,296	471,758	(48,278)
iShares Core U.S. Credit Bond ETF	254,421	16,610	(22,048)	248,983	27,101,800	215,719	(23,846)
iShares Core U.S. Treasury Bond ETF	1,533,460	40,337	(132,899)	1,440,898	36,469,128	125,656	30,970

					$223,148,476	$993,783	$570,301

Core Growth Allocation
iShares Core MSCI Emerging Markets ETF	567,643	128,673	(34,398)	661,918	$28,025,608	$—	$(16,764)
iShares Core MSCI Europe ETF	1,461,595	331,296	(155,063)	1,637,828	71,867,893	—	(173,822)
iShares Core MSCI Pacific ETF	847,970	192,219	(80,313)	959,876	46,131,641	—	(126,018)
iShares Core S&P 500 ETF	602,544	142,360	(29,458)	715,446	149,563,986	770,441	1,875,507
iShares Core S&P Mid-Cap ETF	75,123	17,844	(3,674)	89,293	12,876,944	47,013	26,987
iShares Core S&P Small-Cap ETF	40,177	10,139	(1,969)	48,347	5,465,628	17,005	5,530
iShares Core Total USD Bond Market ETF	1,052,485	244,913	(51,458)	1,245,940	125,092,376	552,191	10,409
iShares Core U.S. Credit Bond ETF	266,983	81,034	(13,057)	334,960	36,460,396	255,305	7,716
iShares Core U.S. Treasury Bond ETF	1,609,155	408,543	(78,672)	1,939,026	49,076,748	148,541	15,377

					$524,561,220	$1,790,496	$1,624,922

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iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Moderate Allocation
iShares Core MSCI Emerging Markets ETF	303,167	17,748	(11,126)	309,789	$13,116,466	$—	$(53,212)
iShares Core MSCI Europe ETF	780,602	45,696	(60,005)	766,293	33,624,937	—	(172,166)
iShares Core MSCI Pacific ETF	452,873	26,508	(30,247)	449,134	21,585,380	—	(115,178)
iShares Core S&P 500 ETF	321,807	19,360	(6,280)	334,887	70,008,127	358,242	412,345
iShares Core S&P Mid-Cap ETF	40,128	2,452	(784)	41,796	6,027,401	21,863	24,427
iShares Core S&P Small-Cap ETF	21,466	1,586	(420)	22,632	2,558,548	7,908	1,902
iShares Core Total USD Bond Market ETF	1,264,720	74,028	(26,574)	1,312,174	131,742,269	619,911	2,827
iShares Core U.S. Credit Bond ETF	320,823	38,353	(6,260)	352,916	38,414,907	284,740	1,002
iShares Core U.S. Treasury Bond ETF	1,933,646	146,459	(37,728)	2,042,377	51,692,562	165,783	10,374

					$368,770,597	$1,458,447	$112,321

Core MSCI Total International Stock
iShares MSCI Russia Capped ETF	547,776	—	—	547,776	$6,967,711	$—	$—

Currency Hedged MSCI ACWI
iShares MSCI ACWI ETF	41,643	165	(76)	41,732	$2,423,377	$—	$294

Currency Hedged MSCI ACWI ex U.S.
iShares MSCI ACWI ex U.S. ETF	56,492	479	(226)	56,745	$2,361,159	$—	$(758)

Currency Hedged MSCI EAFE
iShares MSCI EAFE ETF	44,886,565	6,707,648	(2,688,114)	48,906,099	$2,988,651,710	$—	$5,443,517

Currency Hedged MSCI EAFE Minimum Volatility
iShares MSCI EAFE Minimum Volatility ETF	—	37,854	—	37,854	$2,491,550	$—	$—

Currency Hedged MSCI EAFE Small-Cap
iShares MSCI EAFE Small Cap Index ETF	49,051	148,911	(2,150)	195,812	$9,814,097	$—	$(3,911)

Currency Hedged MSCI Europe Minimum Volatility
iShares MSCI Europe Minimum Volatility ETF	—	103,344	—	103,344	$2,506,092	$—	$—

Currency Hedged MSCI Europe Small-Cap
iShares MSCI Europe Small-Cap ETF	—	54,400	—	54,400	$2,514,912	$—	$—

Exponential Technologies
BlackRock Inc.	9,568	170	(85)	9,653	$3,397,566	$41,156	$(3,746)

FactorSelect MSCI Global
iShares MSCI India ETF	875	55	—	930	$26,486	$—	$—

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iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Morningstar Multi-Asset Income
iShares 10+ Year Credit Bond ETF	453,401	7,336	(62,453)	398,284	$22,901,330	$270,199	$(257,016)
iShares 20+ Year Treasury Bond ETF	110,942	95	(111,037)	—	—	29,669	298,896
iShares Core High Dividend ETF	340,664	198,959	(40,579)	499,044	37,543,080	367,900	5,481
iShares Emerging Markets Local Currency Bond ETF	598,387	22,214	(53,683)	566,918	23,407,988	—	(203,204)
iShares iBoxx $ High Yield Corporate Bond ETF	588,438	9,532	(58,342)	539,628	46,175,968	663,798	(319,502)
iShares iBoxx $ Investment Grade Corporate Bond ETF	340,136	5,279	(48,893)	296,522	34,521,091	314,690	(236,271)
iShares Intermediate Credit Bond ETF	—	111,486	(6,133)	105,353	11,462,406	48,589	45
iShares International Select Dividend ETF	775,816	5,104	(372,980)	407,940	12,230,041	125,152	(2,233,330)
iShares Mortgage Real Estate Capped ETF	3,443,062	196,952	(312,642)	3,327,372	33,040,804	919,866	(311,971)
iShares U.S. Preferred Stock ETF	335,098	5,180	(41,507)	298,771	11,729,750	167,015	(49,809)

					$233,012,458	$2,906,878	$(3,306,681)

MSCI ACWI
BlackRock Inc.	15,934	435	(348)	16,021	$5,638,911	$35,115	$38,439
PNC Financial Services Group Inc. (The)	106,548	2,940	(2,352)	107,136	9,670,095	55,039	61,443

					$15,309,006	$90,154	$99,882

MSCI ACWI Low Carbon Target
BlackRock Inc.	900	20	—	920	$323,812	$1,962	$—
PNC Financial Services Group Inc. (The)	3,825	85	—	3,910	352,917	1,994	—

					$676,729	$3,956	$—

MSCI Kokusai
BlackRock Inc.	1,373	43	(168)	1,248	$439,259	$2,902	$16,742
PNC Financial Services Group Inc. (The)	5,911	184	(736)	5,359	483,703	2,733	19,855

					$922,962	$5,635	$36,597

MSCI USA Size Factor
BlackRock Inc.	1,073	45	(196)	922	$324,516	$2,405	$8,257
PNC Financial Services Group Inc. (The)	5,662	160	(960)	4,862	438,844	2,480	22,908

					$763,360	$4,885	$31,165

MSCI USA Value Factor
BlackRock Inc.	3,468	680	(4,148)	—	$—	$9,043	$(102,686)
PNC Financial Services Group Inc. (The)	37,772	9,483	(7,745)	39,510	3,566,172	19,909	(3,457)

					$3,566,172	$28,952	$(106,143)

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts, in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of

349

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

350

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	December 29, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	December 29, 2015